UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08239

ProFunds
(Exact name of registrant as specified in charter)

7501 Wisconsin Avenue, Suite 1000 Bethesda, MD			20814
(Address of principal executive offices)			(Zip code)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, OH 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(240) 497-6400

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2017

Item 1. Reports to Stockholders.

Semiannual Report

JUNE 30, 2017

Government Money Market ProFund

Table of Contents

1	Message from the Chairman
3	Allocation of Portfolio Holdings and Expense Examples
5	Financial Statements and Financial Highlights
9	Notes to Financial Statements
13	Government Cash Management Portfolio

Receive investor materials electronically:

Shareholders may sign up for electronic delivery of investor materials. By doing so, you will receive the information faster and help us reduce the impact on the environment of providing these materials. To enroll in electronic delivery,

1.              Go to www.icsdelivery.com

2.              Select the first letter of your brokerage firm’s name.

3.              From the list that follows, select your brokerage firm. If your brokerage firm is not listed, electronic delivery may not be available. Please contact your brokerage firm.

4.              Complete the information requested, including the e-mail address where you would like to receive notifications for electronic documents.

Your information will be kept confidential and will not be used for any purpose other than electronic delivery. If you change your mind, you can cancel electronic delivery at any time and revert to physical delivery of your materials. Just go to www.icsdelivery.com, perform the first three steps above, and follow the instructions for cancelling electronic delivery. If you have any questions, please contact your brokerage firm.

Message from the Chairman

Dear Shareholder:

I am pleased to present the Semiannual Report to shareholders of the Government Money Market ProFund for the six months ended June 30, 2017.

Money market rates closely track the federal funds effective rate, which ranged from 0.55% to 1.16% and averaged 0.83% for the period.

Economic Growth Positive

The U.S. economy appears to be on relatively solid ground. Department of Commerce estimates show GDP growth of 2.6% during the second quarter of 2017, driven primarily by consumer spending and business investment. This is a welcome increase after a rather subdued start to the year; revised first quarter data reflected economic growth of just 1.2%. Jobs data was positive for the six-month period. The unemployment rate was 4.4% in June, down roughly 0.4% since January, and average hourly earnings were up, increasing by 2.5% so far in 2017.

After June’s meeting of the Federal Open Market Committee, the U.S. Federal Reserve announced that economic activity in 2017 has continued to expand at a moderate and expected pace, and that it believes job gains are likely to continue strengthening. It also stated that inflation is expected to remain somewhat below 2% in the near term, but to stabilize around its 2% objective over the medium term. In view of this information, the Committee decided to raise the federal funds rate by 0.25% in June to a target range of 1.0% to 1.25%. This was the second increase so far this year; rates rose from 0.75% to 1.0% in March. The Committee expects economic conditions to continue in a manner that warrants gradual increases in the federal funds rate, and it expects to begin implementing a balance sheet normalization program this year as well, providing the economy evolves as anticipated.

ProFunds Results

The combination of a growing economy and vigorous equity markets in the U.S. and abroad resulted in a solid increase in ProFunds assets under management for the six-month period. Large-cap and international ProFunds offered sound returns, mirroring the results seen in the broad markets. Also particularly strong were returns in long NASDAQ and technology-related funds, such as Internet, Technology and Biotechnology. Whatever your view on these and other segments of the market, our extensive lineup of funds provides strategies to help you manage risk and potentially enhance returns.

We appreciate the trust you have placed in us by choosing ProFunds and look forward to continuing to serve your investing needs.

Sincerely,

Michael L. Sapir
Chairman of the Board of Trustees

1

This Page Intentionally Left Blank

Allocation of Portfolio Holdings
and Expense Examples

4 :: Government Money Market ProFund :: Allocation of Portfolio Holdings and Expense Examples :: June 30, 2017 (unaudited)

Investment Objective: The Government Money Market ProFund seeks a high level of current income consistent with liquidity and preservation of capital.

An investment in this ProFund is neither guaranteed nor insured by the Federal Deposit Insurance Corporation or any other government agency. Although the ProFund strives to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in this ProFund.

Allocation of Portfolio Holdings

Government Money Market ProFund
Market Exposure

Investment Type	% of Net Assets
Investment in Government Cash Management Portfolio(a)	117%
Total Exposure	117%

Government Cash Management Portfolio
Asset Allocation(a)

Investment Type	% of Net Assets
Government & Agency Obligations:
U.S. Government Sponsored Agencies	48%
U.S. Treasury Obligations	8%
Repurchase Agreements	46%

(a)   The Government Cash Management Portfolio holdings are included in the accompanying financial statements of the ProFund.

Expense Examples

As a ProFund shareholder, you may incur two types of costs: (1) transaction costs, including wire redemption fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other ProFund expenses (including expenses allocated from the Government Cash Management Portfolio). These examples are intended to help you understand your ongoing costs (in dollars) of investing in the ProFund and to compare these costs with the ongoing cost of investing in other mutual funds. Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. If these transactional costs were included, your costs would have been higher. Therefore, these examples are useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different funds.

Actual Expenses

The actual expense examples are based on an investment of $1,000 invested at the beginning of a six-month period and held through the period ended June 30, 2017.

The columns below under the heading entitled “Actual” provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The hypothetical expense examples are based on an investment of $1,000 invested at the beginning of a six-month period and held through the period ended June 30, 2017.

The columns below under the heading entitled “Hypothetical” provide information about hypothetical account values and hypothetical expenses based on the ProFund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the ProFund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the ProFund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

			Actual		Hypothetical (5% return before expense)
	Annualized Expense Ratio During Period	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Expenses Paid During Period*	Ending Account Value 6/30/17	Expenses Paid During Period*
Government Money Market ProFund — Investor Class	0.71%	$1,000.00	$1,000.10	$3.52	$1,021.27	$3.56
Government Money Market ProFund — Service Class	0.71%	1,000.00	1,000.10	3.52	1,021.27	3.56

*      Expenses are equal to the average account value over the period multiplied by the ProFund’s annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Financial Statements and
Financial Highlights

6 :: Government Money Market ProFund :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2017

ASSETS:
Investment in Government Cash Management Portfolio, at value	$402,882,628
Receivable for capital shares issued	10,237,473
Prepaid expenses	36,254
TOTAL ASSETS	413,156,355

LIABILITIES:
Payable for capital shares redeemed	67,231,705
Management services fees payable	121,666
Administration fees payable	7,726
Transfer agency fees payable	44,993
Fund accounting fees payable	5,000
Compliance services fees payable	1,940
Service fees payable	2,281
Other accrued expenses	104,396
TOTAL LIABILITIES	67,519,707
NET ASSETS	$345,636,648

NET ASSETS CONSIST OF:
Capital	$345,622,525
Accumulated net investment income	464
Accumulated net realized gains (losses) on investments	13,659
NET ASSETS	$345,636,648

INVESTOR CLASS:
Net Assets	$332,839,172
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	332,820,500
Net Asset Value (offering and redemption price per share)	$1.00
SERVICE CLASS:
Net Assets	$12,797,476
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	12,802,280
Net Asset Value (offering and redemption price per share)	$1.00

Statement of Operations (unaudited)
For the Period Ended June 30, 2017

INVESTMENT INCOME:
Interest	$1,381,967	(a)
Expenses	(224,627	)(a)(b)
TOTAL INVESTMENT INCOME	1,157,340

EXPENSES:
Management services fees	664,526
Administration fees	56,051
Transfer agency fees	324,900
Administrative services fees	158,220
Registration and filing fees	47,902
Fund accounting fees	5,000
Trustee fees	6,012
Compliance services fees	2,043
Service fees	14,820
Other fees	87,550
Total Gross Expenses before reductions	1,367,024
Less Expenses reduced by the Advisor	(247,839)
TOTAL NET EXPENSES	1,119,185
NET INVESTMENT INCOME	38,155

REALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	13,659	(a)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$51,814

(a)         Allocated from Government Cash Management Portfolio

(b)         For the period ended June 30, 2017, the Advisor to the Government Cash Management Portfolio waived fees, of which $56,666 was allocated to the Government Money Market ProFund on a pro-rated basis.

See accompanying notes to the financial statements.

Financial Statements :: Government Money Market ProFund :: 7

Statements of Changes in Net Assets

	Period Ended June 30, 2017 (unaudited)	Year Ended December 31, 2016
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income	$38,155	$80,628
Net realized gains (losses) on investments	13,659	31,882
Change in net assets resulting from operations	51,814	112,510
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
Investor Class	(36,628)	(75,011)
Service Class	(1,527)	(5,612)
Change in net assets resulting from distributions	(38,155)	(80,623)
CAPITAL TRANSACTIONS:
Proceeds from shares issued
Investor Class	3,433,812,550	6,295,360,602
Service Class	74,224,454	294,375,263
Distributions reinvested
Investor Class	36,373	74,576
Service Class	1,474	5,612
Value of shares redeemed
Investor Class	(3,405,923,814)	(6,413,104,736)
Service Class	(83,439,583)	(316,113,357)
Change in net assets resulting from capital transactions	18,711,454	(139,402,040)
Change in net assets	18,725,113	(139,370,153)
NET ASSETS:
Beginning of period	326,911,535	466,281,688
End of period	$345,636,648	$326,911,535
Accumulated net investment income	$464	$464
SHARE TRANSACTIONS:
Issued
Investor Class	3,433,812,749	6,295,360,619
Service Class	74,224,454	294,375,264
Reinvested
Investor Class	36,373	74,576
Service Class	1,474	5,612
Redeemed
Investor Class	(3,405,923,814)	(6,413,104,736)
Service Class	(83,439,583)	(316,113,357)
Change in shares	18,711,653	(139,402,022)

See accompanying notes to the financial statements.

8 :: Government Money Market ProFund :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Net Asset	Investment Activities						Distributions to Shareholders From
	Value, Beginning of Period	Net Investment Income(a)		Net Realized Gains (Losses) on Investments(a)		Total from Investment Activities		Net Investment Income		Total Distributions
Government Money Market ProFund
Investor Class
Six Month Ended June 30, 2017 (unaudited)	$1.000	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended December 31, 2016	$1.000	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended December 31, 2015	$1.000	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended December 31, 2014	$1.000	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended December 31, 2013	$1.000	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended December 31, 2012	$1.000	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Service Class
Six Month Ended June 30, 2017 (unaudited)	$1.000	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended December 31, 2016	$1.000	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended December 31, 2015	$1.000	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended December 31, 2014	$1.000	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended December 31, 2013	$1.000	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended December 31, 2012	$1.000	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Net Asset			Ratios to Average Net Assets			Supplemental Data
Value, End of Period	Total Return		Gross Expenses(a),(b),(c)	Net Expenses(a),(b),(d)	Net Investment Income(a),(b)	Net Assets, End of Period (000’s)

$1.000	0.01	%(f)	0.84%	0.71%	0.02%	$332,839
$1.000	0.02%		0.84%	0.41%	0.02%	$304,901
$1.000	0.02%		0.86%	0.23%	0.02%	$422,541
$1.000	0.02%		0.89%	0.17%	0.02%	$328,085
$1.000	0.02%		1.00%	0.19%	0.02%	$421,082
$1.000	0.02%		0.96%	0.26%	0.02%	$407,080

$1.000	0.01	%(f)	0.84%	0.71%	0.02%	$12,797
$1.000	0.02%		0.84%	0.41%	0.02%	$22,011
$1.000	0.02%		0.86%	0.23%	0.02%	$43,741
$1.000	0.02%		0.89%	0.17%	0.02%	$141,024
$1.000	0.02%		1.00%	0.19%	0.02%	$47,854
$1.000	0.02%		1.42%	0.26%	0.02%	$50,541

(a)         Per share amounts and percentages include the applicable allocation from the Government Cash Management Portfolio.

(b)         Annualized for periods less than one year.

(c)          For the periods ended June 30, 2017, December 31, 2016, December 31, 2015, December 31, 2014, December 31, 2013 and December 31, 2012, the Advisor to the Government Cash Management Portfolio waived fees which were allocated to the Government Money Market ProFund on a pro-rata basis. If included, the corresponding impact to the gross expense ratio would be an increase of 0.03%, 0.05%, 0.03%, 0.03%, 0.02% and 0.03%, respectively.

(d)         The expense ratio for the period reflects the deduction of certain expenses to maintain a certain minimum net yield.

(e)          Amount is less than $0.0005.

(f)           Not annualized for periods less than one year.

See accompanying notes to the financial statements.

Notes to Financial Statements

10 :: Government Money Market ProFund :: Notes to Financial Statements :: June 30, 2017 (unaudited)

1. Organization

ProFunds (the “Trust”) consists of 112 separate investment portfolios and is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”) and thus follows accounting and reporting guidance for investment companies. The Trust is organized as a Delaware statutory trust and is authorized to issue an unlimited number of shares of beneficial interest of no par value which may be issued in more than one class or series. The accompanying financial statements relate to the Government Money Market ProFund, (the “ProFund”). The ProFund has two classes of shares: the Investor Class and Service Class. The ProFund is a feeder fund in a master-feeder fund structure and seeks to achieve its objective by investing all of its investable assets in the Government Cash Management Portfolio (the “Portfolio”), an open-end management investment company that is advised by Deutsche Investment Management Americas, Inc. (“DIMA”) and has the same investment objective as the ProFund. As of June 30, 2017, the percentage of the Portfolio’s interests owned by the ProFund was 4.2%. The financial statements of the Portfolio, including its schedule of portfolio investments, are included in this report and should be read in conjunction with the ProFund’s financial statements.

Each class of shares has identical rights and privileges except with respect to fees paid under the Distribution and Shareholder Services Plan and voting rights on matters affecting a single class of shares.

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust and ProFund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the ProFund.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the ProFund in preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. The actual results could differ from those estimates.

Investment Valuation

The ProFund records its investments in the Portfolio at fair value, which represents its proportionate ownership of the value of the Portfolio’s net assets. The valuation techniques used to determine fair value are further described in Note 3. The Portfolio’s Notes to Financial Statements included elsewhere in this report provide information about the Portfolio’s valuation policy and its period-end security valuations.

Investment Transactions and Related Income

The ProFund records daily its proportionate share of the Portfolio’s income, expenses and realized gains and losses. In addition, the ProFund accrues its own expenses.

Allocations

Expenses directly attributable to the ProFund are charged to the ProFund, while expenses which are attributable to more than one fund in the Trust, or jointly with an affiliate, are allocated among the respective funds in the Trust and/or affiliate based upon relative net assets or another reasonable basis.

The investment income, expenses (other than class specific expenses charged to a class), realized gains and losses on investments of the ProFund are allocated to each class of shares based upon relative net assets on the date income is earned or expenses and realized gains and losses are incurred.

Distributions to Shareholders

The ProFund declares distributions from net investment income daily and pays the dividends on a monthly basis. Net realized capital gains, if any, will be distributed annually.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., distribution reclassification), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal Income Taxes

The ProFund intends to continue to qualify each year as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. The ProFund intends to make timely distributions in order to avoid tax liability. Accordingly, no provision for federal income taxes is required in the financial statements. The ProFund has a calendar tax year end.

Management of the ProFund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken and the ProFund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Investment Company Modernization

In October 2016, the Securities and Exchange Commission (“SEC”) released its Final rules on Investment Company Reporting Modernization (the “Rules”). The Rules which introduce two new regulatory reporting forms for investment companies — Form N-PORT and Form N-CEN — also contain amendments to Regulation S-X which require standardized, enhanced disclosures

June 30, 2017 (unaudited) :: Notes to Financial Statements :: Government Money Market ProFund :: 11

about derivatives in investment company financial statements, as well as other amendments. The amendments are effective for filings made with the SEC after August 1, 2017. Management is currently evaluating the impact of the amendments on the ProFund’s financial statements. The adoption will have no effect on the ProFund’s net assets or results of operations.

3. Investment Valuation Summary

The valuation techniques employed by the ProFund, described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the ProFund’s investments are summarized in the three broad levels listed below:

•   Level 1 — quoted prices in active markets for identical assets

•   Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

•   Level 3 — significant unobservable inputs (including the ProFund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust determines transfers between fair value hierarchy levels at the reporting period end.

As of June 30, 2017, the ProFund’s $402,882,628 investment in the Portfolio, which is a registered investment company, is based on Level 2 inputs due to the ProFund’s master-feeder structure. There were no Level 1 or Level 3 investments held by the ProFund during the period ended June 30, 2017.

4. Fees and Transactions with Affiliates and Other Parties

ProFund Advisors LLC (the “Advisor”) serves as the investment advisor of the ProFund for an annual fee equal to 0.35% of the average daily net assets of the ProFund, although no fee is payable under the agreement unless the master-feeder relationship with the Portfolio is terminated and the Advisor directly invests the assets of the ProFund. DIMA is the investment advisor to the Portfolio in which the ProFund invests its assets.

Citi Fund Services Ohio, Inc. (“Citi”), acts as the Trust’s administrator (the “Administrator”). For its services as Administrator, the Trust pays Citi an annual fee based on the Trust’s and Access One Trust’s (an affiliated trust) aggregate average net assets at an annualized tier rate ranging from 0.00375% to 0.05%, and a base fee for certain filings. Administration fees include additional fees paid to Citi by the Trust for additional services provided, including support of the Trust’s compliance program.

FIS Investor Services LLC (“FIS”) (formerly SunGard Investor Services LLC) acts as the Trust’s transfer agent. For these services, the Trust pays FIS a base fee, account and service charges, and reimbursement of certain expenses.

ProFunds Distributors, Inc. (the “Distributor”), a wholly owned subsidiary of the Advisor, serves as the Trust’s distributor. Under a Distribution and Shareholder Services Plan, adopted by the Trust’s Board of Trustees pursuant to Rule 12b-1 under the 1940 Act, the ProFund may pay financial intermediaries such as broker-dealers, investment advisors and the Distributor up to 1.00%, on an annualized basis, of the average daily net assets attributable to Service Class shares as compensation for service and distribution-related activities and/or shareholder services with respect to Service Class shares. DIMA has committed to provide the Distributor with additional resources to enhance the visibility and distribution of the ProFund and other funds in the Trust, given that the sale of shares of the funds in the Trust is likely to increase the size of the ProFund.

Distribution and Service Fees were suspended throughout the period ended June 30, 2017. If the ProFund had paid an amount equal to 1.00% of the average daily net assets attributable to Service Class shares, the Distribution and Service Fees would have been $75,322 for the period ended June 30, 2017.

The Advisor, pursuant to a separate Management Services Agreement, performs certain client support services and other administrative services on behalf of the ProFund. For these services, the ProFund pays the Advisor a fee at the annual rate of 0.35% of its average daily net assets for providing feeder fund management and administrative services to the ProFund.

The Advisor, pursuant to a separate Services Agreement, performs certain services related to the operation and maintenance of a shareholder trading platform. For these services, the Trust pays the Advisor a monthly base fee as reflected on the Statement of Operations as “Service fees.”

The ProFund pays fees to certain intermediaries or financial institutions for record keeping, sub-accounting services, transfer agency and other administrative services as reflected on the Statement of Operations as “Administrative services fees.”

Certain Officers and a Trustee of the Trust are affiliated with the Advisor or the Administrator. Except as noted below with respect to the Trust’s Chief Compliance Officer, such Officers and Trustee receive no compensation from the ProFund for serving in their respective roles. Prior to January 1, 2017, the Trust, together with affiliated Trusts, paid each Independent Trustee compensation for his services at the annual rate of $155,000. Independent Trustees also received $7,500 for attending each regular quarterly in-person meeting, $3,000 for attending each special in-person meeting and $3,000 for attending each telephonic meeting. Effective January 1, 2017, the Trust, together with affiliated Trusts, pays each Independent Trustee compensation for his services at the annual rate of $185,000. Independent Trustees also receives $10,000 for attending each regular quarterly in-person meeting, $3,000 for attending each special in-person meeting and $3,000 for attending each telephonic meeting. During the period ended June 30, 2017, actual Trustee compensation was $346,500 in aggregate from the Trust and affiliated trusts. There are certain employees of the Advisor, such as the Trust’s Chief Compliance Officer and staff who administer the Trust’s compliance program, in which the ProFund reimburses the Advisor for their related compensation and certain other expenses incurred as reflected on the Statement of Operations as “Compliance services fees.”

The Advisor has contractually agreed to waive management services fees, and if necessary, reimburse certain other expenses of the ProFund through April 30, 2018 to the extent necessary to maintain a certain minimum net yield as determined by the Advisor.

12 :: Government Money Market ProFund :: Notes to Financial Statements :: June 30, 2017 (unaudited)

The Advisor may recoup the management services fees contractually waived or limited and other expenses reimbursed by it within three years from the minimum yield limit period in which they were taken. Such repayments shall be made monthly, but only to the extent that such repayments would not cause the net yield of each Class of the ProFund to fall below the highest previously determined minimum yield. Any amounts recouped by the Advisor during the year are reflected on the Statement of Operations as “Recoupment of prior expenses reduced by the Advisor.” As of June 30, 2017, the recoupments that may potentially be made by the ProFund are as follows:

	Expires 4/30/18	Expires 4/30/19	Expires 4/30/20	Expires 4/30/21	Total
Government Money Market ProFund	$2,670,884	$2,404,099	$1,469,114	$4,136	$6,548,233

5. Federal Income Tax Information

The tax character of dividends paid to shareholders during the most recent tax year ended December 31, 2016, were as follow:

	Ordinary Income	Total Distributions Paid
Government Money Market ProFund	$80,623	$80,623

As of the most recent tax year ended December 31, 2016, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Deficit)
Government Money Market ProFund	$464	$—	$—	$—	$—	$464

6. Subsequent Events

The ProFund has evaluated the need for additional disclosures or adjustments resulting from subsequent events through the date these financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have a material impact on the ProFund’s financial statements.

Government Cash Management Portfolio

14 :: Government Cash Management Portfolio :: Investment Portfolio :: June 30, 2017 (unaudited)

(The following financial statements of the Government
Cash Management Portfolio should be read in conjunction
with the Fund’s financial statements.)

June 30, 2017 (unaudited) :: Investment Portfolio :: Government Cash Management Portfolio :: 15

Investment Portfolio

Government & Agency Obligations 55.5%

U.S. Government Sponsored Agencies 47.8%

	Principal Amount	Value
Federal Farm Credit Bank:
0.75%**, 10/5/2017	$38,500,000	$38,425,362
0.88%*, 3/2/2018	50,000,000	50,000,000
0.953%**, 10/5/2017	5,000,000	4,987,467
1.026%*, 1/9/2019	50,000,000	50,000,000
1.11%*, 10/27/2017	100,000,000	100,000,000
1.147%*, 7/20/2018	68,800,000	68,800,000
1.192%*, 4/20/2018	90,000,000	89,996,173
1.25%*, 8/27/2018	75,000,000	74,993,245
1.259%*, 3/8/2018	30,000,000	29,998,939
1.264%*, 8/29/2017	10,000,000	10,001,258
1.283%*, 11/13/2018	60,000,000	60,000,000
1.303%*, 12/5/2018	50,000,000	50,000,000
1.324%*, 9/21/2017	80,000,000	80,000,000
1.332%*, 6/20/2018	40,000,000	40,000,000
Federal Home Loan Bank:
0.634%**, 7/24/2017	45,000,000	44,982,031
0.649%**, 8/9/2017	200,000,000	199,861,333
0.684%**, 8/25/2017	30,000,000	29,969,063
0.74%**, 7/3/2017	65,000,000	64,997,364
0.76%**, 10/18/2017	50,000,000	49,886,458
0.76%**, 10/25/2017	25,000,000	24,939,583
0.791%**, 7/5/2017	40,000,000	39,996,533
0.791%**, 11/8/2017	47,000,000	46,867,617
0.818%*, 1/17/2018	78,000,000	78,000,000
0.88%*, 2/2/2018	111,500,000	111,500,000
0.881%*, 2/1/2018	92,000,000	92,000,000
0.909%*, 8/14/2017	140,000,000	140,000,000
0.923%**, 9/22/2017	17,500,000	17,463,284
0.928%**, 8/4/2017	50,000,000	49,956,792
0.929%*, 2/8/2018	68,500,000	68,497,788
0.953%**, 7/17/2017	70,000,000	69,970,756
0.953%**, 10/31/2017	24,600,000	24,521,635
0.963%**, 8/24/2017	25,000,000	24,964,375
0.986%*, 8/22/2017	108,000,000	107,998,575
0.994%*, 7/18/2017	95,000,000	95,000,000
1.004%**, 10/20/2017	25,000,000	24,923,688
1.042%*, 5/30/2018	52,000,000	52,000,000
1.047%*, 3/19/2018	8,000,000	8,000,000
1.049%**, 9/15/2017	85,000,000	84,814,275
1.051%*, 1/23/2018	75,000,000	74,999,895
1.052%*, 1/26/2018	25,000,000	24,999,410
1.053%**, 11/17/2017	59,000,000	58,763,310
1.064%*, 3/8/2018	105,000,000	105,000,000
1.071%*, 12/27/2017	300,000,000	300,000,000
1.09%*, 10/30/2017	50,000,000	49,999,263
1.095%**, 10/27/2017	27,000,000	26,904,420
1.125%**, 11/22/2017	35,000,000	34,844,600
1.14%*, 8/9/2017	34,540,000	34,555,284
1.17%*, 8/28/2017	285,000,000	284,995,436
1.199%*, 8/18/2017	160,000,000	159,969,303
Federal Home Loan Mortgage Corp.:
0.7%**, 10/2/2017	150,000,000	149,732,625
0.862%**, 8/24/2017	92,000,000	91,882,700
0.905%*, 8/10/2018	100,000,000	100,000,000
0.905%*, 10/10/2018	85,500,000	85,500,000
0.937%*, 12/22/2017	90,000,000	90,000,000
0.967%*, 1/11/2018	25,000,000	25,000,000
0.972%*, 2/22/2018	94,000,000	94,000,000
1.004%**, 10/10/2017	10,000,000	9,972,225
1.2%*, 12/21/2017	133,500,000	133,500,000
1.239%*, 3/8/2018	65,000,000	65,000,000
1.344%*, 7/21/2017	60,000,000	59,999,662
Federal National Mortgage Association:
0.875%, 10/26/2017	30,000,000	30,008,609
1.128%*, 1/11/2018	60,000,000	60,101,642
1.23%*, 3/21/2018	100,000,000	100,013,095
1.232%*, 7/20/2017	80,000,000	79,999,789
		4,628,054,862
U.S. Treasury Obligations 7.7%
U.S. Treasury Bills:
0.635%**, 8/10/2017	45,000,000	44,968,700
0.671%**, 8/24/2017	61,000,000	60,939,427
0.73%**, 7/6/2017	12,265,000	12,263,705
0.771%**, 7/6/2017	3,970,000	3,969,603
1.029%**, 11/9/2017	50,000,000	49,815,326
U.S. Treasury Floating Rate Notes:
1.073%*, 4/30/2019	30,000,000	30,010,980
1.08%*, 7/31/2017	196,500,000	196,522,610
1.173%*, 10/31/2018	30,000,000	30,070,452
1.177%*, 7/31/2018	30,000,000	30,060,178
1.193%*, 4/30/2018	30,000,000	30,055,259
1.275%*, 1/31/2018	115,000,000	115,212,836
U.S. Treasury Note,
0.875%, 8/15/2017	140,000,000	140,042,158
		743,931,234
Total Government & Agency Obligations (Cost $5,371,986,096)		5,371,986,096

Repurchase Agreements 46.1%
BNP Paribas, 1.01%, dated 6/30/2017, to be repurchased at $250,021,042 on 7/3/2017(a)	250,000,000	250,000,000
BNP Paribas, 1.08%, dated 6/30/2017, to be repurchased at $240,021,600 on 7/3/2017(b)	240,000,000	240,000,000
BNP Paribas, 1.09%, dated 6/30/2017, to be repurchased at $23,002,089 on 7/3/2017(c)	23,000,000	23,000,000
BNP Paribas, 1.1%, dated 6/30/2017, to be repurchased at $95,108,718 on 7/3/2017(d)	95,100,000	95,100,000
Citigroup Global Markets, Inc., 1.01%, dated 6/30/2017, to be repurchased at $100,008,417 on 7/3/2017(e)	100,000,000	100,000,000
Citigroup Global Markets, Inc., 1.08%, dated 6/30/2017, to be repurchased at $5,000,450 on 7/3/2017(f)	5,000,000	5,000,000

See accompanying notes to the financial statements.

16 :: Government Cash Management Portfolio :: Investment Portfolio :: June 30, 2017 (unaudited)

Repurchase Agreements continued

	Principal Amount	Value
Federal Reserve Bank of New York, 1.0%, dated 6/30/2017, to be repurchased at $3,300,275,000 on 7/3/2017(g)	$3,300,000,000	$3,300,000,000
HSBC Securities, Inc., 1.07%, dated 6/30/2017, to be repurchased at $15,001,338 on 7/3/2017(h)	15,000,000	15,000,000
Nomura Securities International, 1.13%, dated 6/30/2017, to be repurchased at $375,035,313 on 7/3/2017(i)	375,000,000	375,000,000
Wells Fargo Bank, 1.1%, dated 6/30/2017, to be repurchased at $55,705,106 on 7/3/2017(j)	55,700,000	55,700,000
Total Repurchase Agreements (Cost $4,458,800,000)		4,458,800,000

	% of Net Assets	Value
Total Investment Portfolio (Cost $9,830,786,096)†	101.6	$9,830,786,096
Other Assets And Liabilities, Net	(1.6)	(150,894,101)
Net Assets	100.0	9,679,891,995

*                 Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of June 30, 2017.

**          Annualized yield at time of purchase; not a coupon rate.

†                 The cost for federal income tax purposes was $9,830,786,096.

(a)         Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
300	U.S. Treasury Bond	8.875	2/15/2019	346
248,845,200	U.S. Treasury Notes	1.125–2.5	6/30/2021–5/15/2024	254,999,658
Total Collateral Value				255,000,004

(b)         Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
200	U.S. Treasury Bills	Zero Coupon	7/20/2017–3/29/2018	199
49,697,700	U.S. Treasury Bonds	3.625–6.125	8/15/2029–8/15/2043	58,448,562
9,357,200	U.S. Treasury Inflation–Indexed Notes	0.25–0.375	1/15/2025–7/15/2025	9,596,875
175,989,600	U.S. Treasury Notes	0.875–2.375	5/31/2018–5/15/2027	176,754,391
Total Collateral Value				244,800,027

(c)          Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
200	U.S. Treasury Bill	Zero Coupon	7/20/2017	200
23,250,000	U.S. Treasury Note	1.875	2/28/2022	23,459,855
Total Collateral Value				23,460,055

See accompanying notes to the financial statements.

June 30, 2017 (unaudited) :: Investment Portfolio :: Government Cash Management Portfolio :: 17

(d)         Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
86,487,592	Federal National Mortgage Association	3.0–3.5	11/1/2036–11/25/2046	88,440,407
61,219,839	Federal National Mortgage Association–Interest Only	3.5–5.5	12/25/2026–3/25/2042	8,418,295
542,218	FHLMC Multifamily Structured Pass-Through Certificates	1.508	12/25/2021	27,463
520	Government National Mortgage Association	2.125–2.375	10/20/2025–3/20/2037	532
117,600	U.S. Treasury Note	2.0	11/15/2026	115,303
Total Collateral Value				97,002,000

(e)          Collateralized by $99,823,000 U.S. Treasury Notes, with the various coupon rates from 0.875–3.5%, with various maturity dates of 9/15/2019–2/15/2027 with a value of $102,000,049.

(f)           Collateralized by $5,091,900 U.S. Treasury Note, 0.5%, maturing on 7/31/2017 with a value of $5,100,063.

(g)          Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
418,737,200	U.S. Treasury Bond	3.125	11/15/2041	446,740,774
2,888,321,900	U.S. Treasury Notes	1.625–1.75	11/15/2022–5/15/2023	2,853,534,265
Total Collateral Value				3,300,275,039

(h)         Collateralized by $33,135,000 U.S. Treasury Bond, Zero Coupon, maturing on 5/15/2044 with a value of $15,301,743.

(i)             Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
157,710,112	Federal Home Loan Mortgage Corp.	2.0–7.5	1/1/2018–6/1/2047	165,829,523
129,761,008	Federal National Mortgage Association	2.5–6.0	7/1/2017–5/1/2047	135,292,233
75,106,702	Government National Mortgage Association	2.5–5.0	5/20/2032–6/15/2047	79,352,496
1,000	Resolution Funding Corp.	8.875	4/15/2030	1,634
183,200	U.S. Treasury Bond	4.375	5/15/2041	236,764
1,772,400	U.S. Treasury Note	1.625	3/15/2020	1,787,350
Total Collateral Value				382,500,000

(j)            Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
54,651,532	Federal Home Loan Mortgage Corp.	3.5	4/01/2047	56,433,141
388,000	Financing Corp.	Zero Coupon	11/30/2017–12/6/2018	380,860
Total Collateral Value				56,814,001

Interest Only: Interest Only (IO) bonds represent the “interest only” portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

See accompanying notes to the financial statements.

18 :: Government Cash Management Portfolio :: Investment Portfolio :: June 30, 2017 (unaudited)

Fair Value Measurements

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Portfolio are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of June 30, 2017 in valuing the Portfolio’s investments. For information on the Portfolio’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities(k)	$—	$5,371,986,096	$—	$5,371,986,096
Repurchase Agreements	$—	$4,458,800,000	$—	$4,458,800,000
Total	$—	$9,830,786,096	$—	$9,830,786,096

There have been no transfers between fair value measurement levels during the period ended June 30, 2017.

(k)         See Investment Portfolio for additional detailed categorizations.

See accompanying notes to the financial statements.

Financial Statements :: Government Cash Management Portfolio :: 19

Statement of Assets and Liabilities (unaudited)
as of June 30, 2017

ASSETS
Investment in non-affiliated securities, valued at amortized cost	$5,371,986,096
Repurchase agreements, valued at amortized cost	4,458,800,000
Investments in securities, at value (cost $9,830,786,096)	9,830,786,096
Interest receivable	3,760,114
Other assets	430,815
TOTAL ASSETS	9,834,977,025
LIABILITIES
Cash overdraft	153,830,749
Accrued investment advisory fee	635,791
Accrued Trustees’ fees	122,127
Other accrued expenses and payables	496,363
TOTAL LIABILITIES	155,085,030
NET ASSETS, AT VALUE	$9,679,891,995

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2017

INVESTMENT INCOME
Income:
Interest	$39,722,420
EXPENSES:
Management fee	5,771,855
Administration fee	1,682,209
Custodian fee	66,323
Professional fees	119,548
Reports to shareholders	21,919
Trustees’ fees and expenses	357,339
Other	227,074
Total expenses before expense reductions	8,246,267
Expense reductions	(1,766,077)
TOTAL EXPENSES AFTER EXPENSE REDUCTIONS	6,480,190
NET INVESTMENT INCOME	33,242,230
Net realized gain (loss) from investments	338,888
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$33,581,118

See accompanying notes to the financial statements.

20 :: Government Cash Management Portfolio :: Financial Statements

Statement of Changes in Net Assets

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$33,242,230	$40,914,815
Net realized gain (loss)	338,888	982,819
Net increase (decrease) in net assets resulting from operations	33,581,118	41,897,634
CAPITAL TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST:
Proceeds from capital invested	28,570,295,969	58,926,868,323
Value of capital withdrawn	(30,898,917,843)	(65,014,865,274)
Net increase (decrease) in net assets from capital transactions in shares of beneficial interest	(2,328,621,874)	(6,087,996,951)
INCREASE (DECREASE) IN NET ASSETS	(2,295,040,756)	(6,046,099,317)
Net assets at beginning of period	11,974,932,751	18,021,032,068
Net assets at end of period	$9,679,891,995	$11,974,932,751

See accompanying notes to the financial statements.

Financial Highlights :: Government Cash Management Portfolio :: 21

	Six Months Ended 6/30/17 (Unaudited)		Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
Net assets, end of period ($ millions)	9,680		11,975	18,021	19,918	20,214	24,810
Ratio of expenses before expense reductions (%)	.15	*	.16	.17	.17	.16	.17
Ratio of expenses after expense reductions (%)	.12	*	.11	.14	.14	.14	.14
Ratio of net investment income (%)	.59	*	.32	.11	.05	.08	.14
Total Return (%)(a),(b)	.30	**	.32	.11	.05	.08	.14

(a)              Total return would have been lower had certain expenses not been reduced.

(b)              Total return for the Portfolio was derived from the performance of Deutsche Government Cash Reserves Fund Institutional.

*                      Annualized

**               Not annualized

See accompanying notes to the financial statements.

22 :: Government Cash Management Portfolio :: Notes to Financial Statements :: June 30, 2017 (unaudited)

A. Organization and Significant Accounting Policies

Government Cash Management Portfolio (the “Portfolio”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a New York trust.

The Portfolio is a master fund. A master/feeder fund structure is one in which a fund (a “feeder fund”), instead of investing directly in a portfolio of securities, invests most or all of its investment assets in a separate registered investment company (the “master fund”) with substantially the same investment objective and policies as the feeder fund. Such a structure permits the pooling of assets of two or more feeder funds, preserving separate identities or distribution channels at the feeder fund level. The Portfolio may have several feeder funds, including affiliated Deutsche feeder funds and unaffiliated feeder funds; with a significant ownership percentage of the Portfolio’s net assets. Investment activities of these feeder funds could have a material impact on the Portfolio. As of June 30, 2017, Deutsche Government Cash Management Fund, Deutsche Government Cash Reserves Fund Institutional and Deutsche Government Money Market Series owned approximately 13%, 9% and 74%, respectively, of the Portfolio.

The Portfolio’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Portfolio in the preparation of its financial statements.

Security Valuation

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Portfolio values all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization rate to maturity of any discount or premium. Securities held by the Portfolio are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

Repurchase Agreements

The Portfolio may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, with certain banks and broker/dealers whereby the Portfolio, through its custodian or a sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the value is equal to at least the principal amount of the repurchase price plus accrued interest. The custodian bank or another designated subcustodian holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Portfolio has the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Portfolio’s claims on the collateral may be subject to legal proceedings.

As of June 30, 2017, the Portfolio held repurchase agreements with a gross value of $4,458,800,000 The value of the related collateral exceeded the value of the repurchase agreements at period end. The detail of the related collateral is included in the footnotes following the Portfolio’s Investment Portfolio.

Federal Income Taxes

The Portfolio is considered a Partnership under the Internal Revenue Code, as amended. Therefore, no federal income tax provision is necessary.

It is intended that the Portfolio’s assets, income and distributions will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Code, assuming that the investor invested all of its assets in the Portfolio.

The Portfolio has reviewed the tax positions for the open tax years as of December 31, 2016 and has determined that no provision for income tax and/or uncertain tax provisions is required in the Portfolio’s financial statements. The Portfolio’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Contingencies

In the normal course of business, the Portfolio may enter into contracts with service providers that contain general indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet been made. However, based on experience, the Portfolio expects the risk of loss to be remote.

Other

Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses

June 30, 2017 (unaudited) :: Notes to Financial Statements :: Government Cash Management Portfolio :: 23

from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

The Portfolio makes an allocation of its net investment income and realized gains and losses from securities transactions to its investors in proportion to their investment in the Portfolio.

B. Fees and Transactions with Affiliates

Management Agreement

Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. (“DIMA” or the “Advisor”), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Portfolio.

Under the Investment Management Agreement, the Portfolio pays the Advisor a monthly management fee based on its average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:

First $3.0 billion of the Portfolio’s average daily net assets	.1200%
Next $4.5 billion of such net assets	.1025%
Over $7.5 billion of such net assets	.0900%

For the period from January 1, 2017 through February 6, 2017, the Advisor had voluntarily agreed to waive its fees and/or reimburse certain operating expenses to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.09% of the Portfolio’s average daily net assets.

For the period from February 7, 2017 through March 26, 2017, the Advisor had voluntarily agreed to waive its fees and/or reimburse certain operating expenses to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.10% of the Portfolio’s average daily net assets.

For the period from March 27, 2017 through June 27, 2017, the Advisor had voluntarily agreed to waive its fees and/or reimburse certain operating expenses to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.14% of the Portfolio’s average daily net assets.

Effective June 28, 2017 through June 30, 2017, the Advisor has voluntarily agreed to waive its fees and/or reimburse certain operating expenses to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.10% of the Portfolio’s average daily net assets. This voluntary waiver or reimbursement may be terminated at any time at the option of the Advisor.

For the six months ended June 30, 2017, the Advisor waived a portion of its management fee aggregating $1,766,077, and the amount charged aggregated $4,005,778, which was equivalent to an annualized effective rate of 0.07%.

Administration Fee

Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Portfolio. For all services provided under the Administrative Services Agreement, the Portfolio pays the Advisor an annual fee (“Administration Fee”) of 0.03% of the Portfolio’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2017, the Administration Fee was $1,682,209, of which $220,103 is unpaid.

Filing Service Fees

Under an agreement with DIMA, DIMA is compensated for providing certain regulatory filing services to the Portfolio. For the six months ended June 30, 2017, the amount charged to the Portfolio by DIMA included in the Statement of Operations under “Reports to shareholders” aggregated $1,045, of which $728 is unpaid.

Trustees’ Fees and Expenses

The Portfolio paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

C. Line of Credit

The Portfolio and other affiliated funds (the “Participants”) share in a $400 million revolving credit facility provided by a syndication of banks. The Portfolio may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Portfolio may borrow up to a maximum of 33 percent of its net assets under the agreement. The Portfolio had no outstanding loans at June 30, 2017.

This Page Intentionally Left Blank

This Page Intentionally Left Blank

P.O. Box 182800

Columbus, OH 43218-2800

ProFunds®

Post Office Mailing Address for Investments

P.O. Box 182800
Columbus, OH 43218-2800

Phone Numbers

For Individual Investors Only: 888-776-3637 or (614) 470-8122

Institutions and Financial Professionals Only: 888-776-5717 Or: (240) 497-6552

Fax Number: (800) 782-4797

Website Address: ProFunds.com

This report is submitted for the general information of the shareholders of the ProFunds. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. To receive the most recent month end performance information for each Fund, please call toll-free 888-776-5717.

A description of the policies and procedures that the ProFunds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll-free 888-776-3637; and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the ProFund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available. (i) without change by calling toll-free 888-776-3637; (ii) on the ProFunds’ website at ProFunds.com; and (iii) on the Commission’s website at sec.gov.

ProFunds file complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holding for the Funds in this report are available without charge on the Commission’s website at sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

PRO0617

Semiannual Report

JUNE 30, 2017

CLASSIC PROFUNDS VP

Bull

Mid-Cap

Small-Cap

Dow 30

NASDAQ-100

Large-Cap Value

Large-Cap Growth

Mid-Cap Value

Mid-Cap Growth

Small-Cap Value

Small-Cap Growth

Asia 30

Europe 30

International

Emerging Markets

Japan

ULTRA PROFUNDS VP

UltraBull

UltraMid-Cap

UltraSmall-Cap

UltraNASDAQ-100

INVERSE PROFUNDS VP

Bear

Short Mid-Cap

Short Small-Cap

Short Dow 30

Short NASDAQ-100

Short International

Short Emerging Markets

UltraShort Dow 30

UltraShort NASDAQ-100

SECTOR PROFUNDS VP

Banks

Basic Materials

Biotechnology

Consumer Goods

Consumer Services

Financials

Health Care

Industrials

Internet

Oil & Gas

Pharmaceuticals

Precious Metals

Real Estate

Semiconductor

Technology

Telecommunications

Utilities

NON-EQUITY PROFUNDS VP

U.S. Government Plus

Rising Rates Opportunity

Falling U.S. Dollar

MONEY MARKET PROFUND VP

Government Money Market

Table of Contents

1	Message from the Chairman
3	Financial Statements and Financial Highlights
4	ProFund VP Bull
14	ProFund VP Mid-Cap
18	ProFund VP Small-Cap
37	ProFund VP Dow 30
41	ProFund VP NASDAQ-100
47	ProFund VP Large-Cap Value
55	ProFund VP Large-Cap Growth
63	ProFund VP Mid-Cap Value
71	ProFund VP Mid-Cap Growth
78	ProFund VP Small-Cap Value
88	ProFund VP Small-Cap Growth
97	ProFund VP Asia 30
102	ProFund VP Europe 30
107	ProFund VP International
111	ProFund VP Emerging Markets
117	ProFund VP Japan
121	ProFund VP UltraBull
131	ProFund VP UltraMid-Cap
141	ProFund VP UltraSmall-Cap
162	ProFund VP UltraNASDAQ-100
168	ProFund VP Bear
172	ProFund VP Short Mid-Cap
176	ProFund VP Short Small-Cap
180	ProFund VP Short Dow 30
184	ProFund VP Short NASDAQ-100
188	ProFund VP Short International
192	ProFund VP Short Emerging Markets
196	ProFund VP UltraShort Dow 30
200	ProFund VP UltraShort NASDAQ-100
204	ProFund VP Banks
209	ProFund VP Basic Materials
214	ProFund VP Biotechnology
219	ProFund VP Consumer Goods
224	ProFund VP Consumer Services
230	ProFund VP Financials
237	ProFund VP Health Care
243	ProFund VP Industrials
249	ProFund VP Internet
254	ProFund VP Oil & Gas
259	ProFund VP Pharmaceuticals
263	ProFund VP Precious Metals
267	ProFund VP Real Estate
273	ProFund VP Semiconductor
278	ProFund VP Technology
284	ProFund VP Telecommunications
289	ProFund VP Utilities
294	ProFund VP U.S. Government Plus
298	ProFund VP Rising Rates Opportunity
302	ProFund VP Falling U.S. Dollar
307	ProFund VP Government Money Market
311	Notes to Financial Statements
337	Expense Examples

Message from the Chairman

Dear Shareholder:

I am pleased to present the Semiannual Report to shareholders of ProFunds VP for the six months ended June 30, 2017.

U.S. and Global Equities Strong

U.S. equity markets experienced a relatively smooth, low-volatility ride during the first half of 2017. Large-cap returns were strong, with the S&P 500® and Dow Jones® indexes up 9.3% and 9.4%, respectively. Small- and mid-cap stock returns, while not as robust as in previous periods, were up a respectable 5% and 6%, as measured by the Russell 2000® and the S&P MidCap 400® indexes. The technology-heavy NASDAQ-100 Index® also rose sharply, up 16.8%.

Eight of 10 Dow Jones U.S. Industry Indices increased for the period. The strongest performers were technology, health care and consumer goods, up 17.1%, 16.3% and 11.2%, respectively. Declining were the telecommunications and the oil & gas sectors, which fell 10% and 13.4%.

International equity market indexes largely outperformed U.S. equities for the period, with emerging markets leading the way. Developed markets outside of North America, as measured by the MSCI EAFE Index, were up 13.8%, the MSCI Europe Index rose by 15.4%, while the Nikkei returned only 5.6%. China drove results in emerging markets indexes during the six-month period. The BNY China Select ADR Index rose 24.2% and Latin America increased 10.4%, as measured by the BNY Mellon Latin America 35 ADR Index. Globally, the BNY Mellon Emerging Markets 50 ADR Index itself gained 19.7%. These results are tempered, however, by the fact that international index gains for the period might be credited more to the decline in the U.S. dollar than to extraordinary global economic growth.

U.S. Fixed Income Markets Up

U.S. fixed income markets showed measured results for the period, with a flattening yield curve indicating the potential emergence of concerns for the future pace of growth. U.S. Treasurys were up, but favored returns at the longer end of the spectrum. The Ryan Labs 30 Year Treasury Index increased by 5.7% while the Ryan Labs 10 Year Treasury Index rose just 2.1%. In corporate credit, the Markit iBoxx® $ Liquid Investment Grade Index was up 4.3% and the Markit iBoxx® $ Liquid High Yield Index gained 4.5%. The overall U.S. bond market was up 2.3%, as measured by the Barclays U.S. Aggregate Bond Index®.

ProFunds VP Results

Vigorous equity markets in the U.S. and abroad resulted in a solid increase in ProFunds assets under management for the six-month period. VP funds linked to international indexes offered sound returns, mirroring the positive results seen among international indexes. Also particularly strong were returns in long NASDAQ and technology-related funds. Whatever your view on these and other segments of the market, our extensive lineup of funds provides strategies to help you manage risk and potentially enhance returns.

We appreciate the trust and confidence you have placed in us by investing in ProFunds VP.

Sincerely,

Michael L. Sapir

Chairman of the Board of Trustees

1

This Page Intentionally Left Blank

Financial Statements and Financial Highlights

4 :: ProFund VP Bull :: Financial Statements

Investment Objective: The ProFund VP Bull seeks investment results that, before fees and expenses, correspond to the performance of the S&P 500®.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2017

Market Exposure

Investment Type	% of Net Assets
Equity Securities	58%
Futures Contracts	27%
Swap Agreements	16%
Total Exposure	101%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	2.1%
Alphabet, Inc.	1.5%
Microsoft Corp.	1.5%
Amazon.com, Inc.	1.1%
Johnson & Johnson	1.0%

S&P 500 — Composition

% of Index
Information Technology	22%
Financials	15%
Health Care	15%
Consumer Discretionary	12%
Industrials	10%
Consumer Staples	9%
Energy	6%
Materials	3%
Real Estate	3%
Utilities	3%
Telecommunication Services	2%

Schedule of Portfolio Investments (unaudited)

Common Stocks (57.6%)

	Shares	Value
3M Co. (Industrial Conglomerates)	1,225	$255,033
Abbott Laboratories (Health Care Equipment & Supplies)	3,525	171,349
AbbVie, Inc. (Biotechnology)	3,225	233,845
Accenture PLC—Class A (IT Services)	1,250	154,600
Activision Blizzard, Inc. (Software)	1,400	80,598
Acuity Brands, Inc. (Electrical Equipment)	100	20,328
Adobe Systems, Inc.* (Software)	1,000	141,440
Advance Auto Parts, Inc. (Specialty Retail)	150	17,489
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	1,575	19,656
Aetna, Inc. (Health Care Providers & Services)	675	102,485
Affiliated Managers Group, Inc. (Capital Markets)	125	20,733
Aflac, Inc. (Insurance)	800	62,144
Agilent Technologies, Inc. (Life Sciences Tools & Services)	650	38,552
Air Products & Chemicals, Inc. (Chemicals)	450	64,377
Akamai Technologies, Inc.* (Internet Software & Services)	350	17,434
Alaska Air Group, Inc. (Airlines)	250	22,440
Albemarle Corp. (Chemicals)	225	23,747
Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts)	175	21,082
Alexion Pharmaceuticals, Inc.* (Biotechnology)	450	54,752
Align Technology, Inc.* (Health Care Equipment & Supplies)	150	22,518
Allegion PLC (Building Products)	200	16,224
Allergan PLC (Pharmaceuticals)	675	164,086
Alliance Data Systems Corp. (IT Services)	125	32,086
Alliant Energy Corp. (Electric Utilities)	475	19,081
Alphabet, Inc.*—Class A (Internet Software & Services)	600	557,808
Alphabet, Inc.*—Class C (Internet Software & Services)	600	545,238
Altria Group, Inc. (Tobacco)	3,925	292,295
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	800	774,399
Ameren Corp. (Multi-Utilities)	500	27,335
American Airlines Group, Inc. (Airlines)	1,000	50,320
American Electric Power Co., Inc. (Electric Utilities)	1,000	69,470
American Express Co. (Consumer Finance)	1,525	128,465
American International Group, Inc. (Insurance)	1,800	112,535
American Tower Corp. (Equity Real Estate Investment Trusts)	875	115,779
American Water Works Co., Inc. (Water Utilities)	350	27,283
Ameriprise Financial, Inc. (Capital Markets)	300	38,187
AmerisourceBergen Corp. (Health Care Providers & Services)	325	30,722
AMETEK, Inc. (Electrical Equipment)	475	28,771
Amgen, Inc. (Biotechnology)	1,500	258,344
Amphenol Corp.—Class A (Electronic Equipment, Instruments & Components)	625	46,138
Anadarko Petroleum Corp. (Oil, Gas & Consumable Fuels)	1,150	52,141
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	750	58,350
ANSYS, Inc.* (Software)	175	21,294
Anthem, Inc. (Health Care Providers & Services)	550	103,472
Aon PLC (Insurance)	525	69,799
Apache Corp. (Oil, Gas & Consumable Fuels)	775	37,146
Apartment Investment & Management Co.— Class A (Equity Real Estate Investment Trusts)	325	13,965
Apple, Inc. (Technology Hardware, Storage & Peripherals)	10,600	1,526,611
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	2,175	89,849
Archer-Daniels-Midland Co. (Food Products)	1,150	47,587
Arconic, Inc. (Aerospace & Defense)	900	20,385
Arthur J. Gallagher & Co. (Insurance)	375	21,469
Assurant, Inc. (Insurance)	100	10,369
AT&T, Inc. (Diversified Telecommunication Services)	12,500	471,625
Autodesk, Inc.* (Software)	400	40,328
Automatic Data Processing, Inc. (IT Services)	900	92,214
AutoNation, Inc.* (Specialty Retail)	125	5,270

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Bull :: 5

Common Stocks, continued

	Shares	Value
AutoZone, Inc.* (Specialty Retail)	50	$28,523
AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts)	275	52,847
Avery Dennison Corp. (Containers & Packaging)	175	15,465
Baker Hughes, Inc. (Energy Equipment & Services)	875	47,696
Ball Corp. (Containers & Packaging)	700	29,547
Bank of America Corp. (Banks)	20,225	490,658
Bard (C.R.), Inc. (Health Care Equipment & Supplies)	150	47,417
Baxter International, Inc. (Health Care Equipment & Supplies)	1,000	60,540
BB&T Corp. (Banks)	1,650	74,927
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	450	87,800
Bed Bath & Beyond, Inc. (Specialty Retail)	300	9,120
Berkshire Hathaway, Inc.*—Class B (Diversified Financial Services)	3,850	652,075
Best Buy Co., Inc. (Specialty Retail)	550	31,532
Biogen, Inc.* (Biotechnology)	425	115,328
BlackRock, Inc.—Class A (Capital Markets)	250	105,603
BorgWarner, Inc. (Auto Components)	400	16,944
Boston Properties, Inc. (Equity Real Estate Investment Trusts)	325	39,982
Boston Scientific Corp.* (Health Care Equipment & Supplies)	2,775	76,923
Bristol-Myers Squibb Co. (Pharmaceuticals)	3,350	186,662
Broadcom, Ltd. (Semiconductors & Semiconductor Equipment)	825	192,266
Brown-Forman Corp.—Class B (Beverages)	350	17,010
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	275	18,887
CA, Inc. (Software)	625	21,544
Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	950	23,826
Campbell Soup Co. (Food Products)	400	20,860
Capital One Financial Corp. (Consumer Finance)	975	80,555
Cardinal Health, Inc. (Health Care Providers & Services)	650	50,648
CarMax, Inc.* (Specialty Retail)	375	23,648
Carnival Corp.—Class A (Hotels, Restaurants & Leisure)	850	55,735
Caterpillar, Inc. (Machinery)	1,200	128,951
CBOE Holdings, Inc. (Capital Markets)	175	15,995
CBRE Group, Inc.*—Class A (Real Estate Management & Development)	600	21,840
CBS Corp.—Class B (Media)	750	47,835
Celgene Corp.* (Biotechnology)	1,600	207,792
Centene Corp.* (Health Care Providers & Services)	350	27,958
CenterPoint Energy, Inc. (Multi-Utilities)	875	23,958
CenturyLink, Inc. (Diversified Telecommunication Services)	1,125	26,865
Cerner Corp.* (Health Care Technology)	600	39,882
CF Industries Holdings, Inc. (Chemicals)	475	13,281
Charter Communications, Inc.*—Class A (Media)	450	151,583
Chesapeake Energy Corp.* (Oil, Gas & Consumable Fuels)	1,550	7,704
Chevron Corp. (Oil, Gas & Consumable Fuels)	3,850	401,670
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	50	20,805
Chubb, Ltd. (Insurance)	950	138,110
Church & Dwight Co., Inc. (Household Products)	500	25,940
Cigna Corp. (Health Care Providers & Services)	525	87,880
Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	200	18,802
Cincinnati Financial Corp. (Insurance)	300	21,735
Cintas Corp. (Commercial Services & Supplies)	175	22,057
Cisco Systems, Inc. (Communications Equipment)	10,175	318,477
Citigroup, Inc. (Banks)	5,600	374,528
Citizens Financial Group, Inc. (Banks)	1,025	36,572
Citrix Systems, Inc.* (Software)	300	23,874
CME Group, Inc. (Capital Markets)	700	87,668
CMS Energy Corp. (Multi-Utilities)	575	26,594
Coach, Inc. (Textiles, Apparel & Luxury Goods)	575	27,221
Cognizant Technology Solutions Corp. (IT Services)	1,200	79,680
Colgate-Palmolive Co. (Household Products)	1,800	133,434
Comcast Corp.—Class A (Media)	9,625	374,604
Comerica, Inc. (Banks)	350	25,634
ConAgra Foods, Inc. (Food Products)	825	29,502
Concho Resources, Inc.* (Oil, Gas & Consumable Fuels)	300	36,459
ConocoPhillips (Oil, Gas & Consumable Fuels)	2,525	110,998
Consolidated Edison, Inc. (Multi-Utilities)	625	50,513
Constellation Brands, Inc.—Class A (Beverages)	350	67,806
Corning, Inc. (Electronic Equipment, Instruments & Components)	1,875	56,344
Costco Wholesale Corp. (Food & Staples Retailing)	900	143,937
Coty, Inc. (Personal Products)	950	17,822
Crown Castle International Corp. (Equity Real Estate Investment Trusts)	750	75,134
CSRA, Inc. (IT Services)	300	9,525
CSX Corp. (Road & Rail)	1,875	102,300
Cummins, Inc. (Machinery)	325	52,722
CVS Health Corp. (Food & Staples Retailing)	2,075	166,955
D.R. Horton, Inc. (Household Durables)	700	24,199
Danaher Corp. (Health Care Equipment & Supplies)	1,250	105,488
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	250	22,610
DaVita HealthCare Partners, Inc.* (Health Care Providers & Services)	325	21,047
Deere & Co. (Machinery)	600	74,154
Delphi Automotive PLC (Auto Components)	550	48,208
Delta Air Lines, Inc. (Airlines)	1,500	80,609
Dentsply Sirona, Inc. (Health Care Equipment & Supplies)	475	30,799
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	1,075	34,368
Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts)	325	36,709
Discover Financial Services (Consumer Finance)	775	48,197
Discovery Communications, Inc.*—Class A (Media)	325	8,395
Discovery Communications, Inc.*—Class C (Media)	425	10,714
Dish Network Corp.*—Class A (Media)	475	29,811
Dollar General Corp. (Multiline Retail)	525	37,847
Dollar Tree, Inc.* (Multiline Retail)	475	33,212
Dominion Resources, Inc. (Multi-Utilities)	1,275	97,702
Dover Corp. (Machinery)	325	26,072
Dr. Pepper Snapple Group, Inc. (Beverages)	375	34,166
DTE Energy Co. (Multi-Utilities)	375	39,671
Duke Energy Corp. (Electric Utilities)	1,425	119,115
DXC Technology Co. (IT Services)	575	44,114
E*TRADE Financial Corp.* (Capital Markets)	550	20,917

See accompanying notes to financial statements.

6 :: ProFund VP Bull :: Financial Statements

Common Stocks, continued

	Shares	Value
E.I. du Pont de Nemours & Co. (Chemicals)	1,775	$143,260
Eastman Chemical Co. (Chemicals)	300	25,197
Eaton Corp. PLC (Electrical Equipment)	900	70,047
eBay, Inc.* (Internet Software & Services)	2,050	71,586
Ecolab, Inc. (Chemicals)	525	69,694
Edison International (Electric Utilities)	650	50,824
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	425	50,252
Electronic Arts, Inc.* (Software)	625	66,075
Eli Lilly & Co. (Pharmaceuticals)	1,975	162,543
Emerson Electric Co. (Electrical Equipment)	1,300	77,506
Entergy Corp. (Electric Utilities)	375	28,789
Envision Healthcare Corp.* (Health Care Providers & Services)	250	15,668
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	1,175	106,360
EQT Corp. (Oil, Gas & Consumable Fuels)	350	20,507
Equifax, Inc. (Professional Services)	250	34,354
Equinix, Inc. (Equity Real Estate Investment Trusts)	150	64,374
Equity Residential (Equity Real Estate Investment Trusts)	750	49,373
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)	125	32,159
Everest Re Group, Ltd. (Insurance)	75	19,094
Eversource Energy (Electric Utilities)	650	39,462
Exelon Corp. (Electric Utilities)	1,875	67,631
Expedia, Inc. (Internet & Direct Marketing Retail)	250	37,238
Expeditors International of Washington, Inc. (Air Freight & Logistics)	375	21,180
Express Scripts Holding Co.* (Health Care Providers & Services)	1,200	76,608
Extra Space Storage, Inc. (Equity Real Estate Investment Trusts)	250	19,500
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	8,625	696,295
F5 Networks, Inc.* (Communications Equipment)	125	15,883
Facebook, Inc.*—Class A (Internet Software & Services)	4,800	724,703
Fastenal Co. (Trading Companies & Distributors)	600	26,118
Federal Realty Investment Trust (Equity Real Estate Investment Trusts)	150	18,959
FedEx Corp. (Air Freight & Logistics)	500	108,665
Fidelity National Information Services, Inc. (IT Services)	675	57,645
Fifth Third Bancorp (Banks)	1,525	39,589
First Horizon National Corp. (Banks)	1	10
FirstEnergy Corp. (Electric Utilities)	900	26,244
Fiserv, Inc.* (IT Services)	425	51,995
FLIR Systems, Inc. (Electronic Equipment, Instruments & Components)	275	9,532
Flowserve Corp. (Machinery)	275	12,768
Fluor Corp. (Construction & Engineering)	275	12,590
FMC Corp. (Chemicals)	275	20,089
Foot Locker, Inc. (Specialty Retail)	275	13,552
Ford Motor Co. (Automobiles)	7,950	88,961
Fortive Corp. (Machinery)	625	39,594
Fortune Brands Home & Security, Inc. (Building Products)	325	21,203
Franklin Resources, Inc. (Capital Markets)	700	31,353
Freeport-McMoRan, Inc.* (Metals & Mining)	2,700	32,427
Garmin, Ltd. (Household Durables)	225	11,482
Gartner, Inc.* (IT Services)	175	21,614
General Dynamics Corp. (Aerospace & Defense)	575	113,908
General Electric Co. (Industrial Conglomerates)	17,700	478,076
General Mills, Inc. (Food Products)	1,175	65,095
General Motors Co. (Automobiles)	2,800	97,804
Genuine Parts Co. (Distributors)	300	27,828
GGP, Inc. (Equity Real Estate Investment Trusts)	1,175	27,683
Gilead Sciences, Inc. (Biotechnology)	2,650	187,567
Global Payments, Inc. (IT Services)	300	27,096
H & R Block, Inc. (Diversified Consumer Services)	425	13,137
Halliburton Co. (Energy Equipment & Services)	1,775	75,810
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	750	17,370
Harley-Davidson, Inc. (Automobiles)	350	18,907
Harris Corp. (Communications Equipment)	250	27,270
Hartford Financial Services Group, Inc. (Insurance)	750	39,428
Hasbro, Inc. (Leisure Products)	225	25,090
HCA Holdings, Inc.* (Health Care Providers & Services)	575	50,140
HCP, Inc. (Equity Real Estate Investment Trusts)	950	30,362
Helmerich & Payne, Inc. (Energy Equipment & Services)	225	12,227
Henry Schein, Inc.* (Health Care Providers & Services)	150	27,453
Hess Corp. (Oil, Gas & Consumable Fuels)	550	24,129
Hewlett Packard Enterprises Co. (Technology Hardware, Storage & Peripherals)	3,375	55,991
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	425	26,286
Hologic, Inc.* (Health Care Equipment & Supplies)	575	26,094
Honeywell International, Inc. (Industrial Conglomerates)	1,550	206,600
Hormel Foods Corp. (Food Products)	550	18,761
Host Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	1,500	27,405
HP, Inc. (Technology Hardware, Storage & Peripherals)	3,425	59,869
Humana, Inc. (Health Care Providers & Services)	300	72,186
Huntington Bancshares, Inc. (Banks)	2,200	29,744
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	175	28,249
IHS Markit, Ltd.* (Professional Services)	650	28,626
Illinois Tool Works, Inc. (Machinery)	625	89,531
Illumina, Inc.* (Life Sciences Tools & Services)	300	52,056
Incyte Corp.* (Biotechnology)	350	44,069
Ingersoll-Rand PLC (Machinery)	525	47,980
Intel Corp. (Semiconductors & Semiconductor Equipment)	9,575	323,060
Intercontinental Exchange, Inc. (Capital Markets)	1,200	79,104
International Business Machines Corp. (IT Services)	1,750	269,203
International Flavors & Fragrances, Inc. (Chemicals)	150	20,250
International Paper Co. (Containers & Packaging)	850	48,118
Intuit, Inc. (Software)	500	66,405
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	75	70,153
Invesco, Ltd. (Capital Markets)	825	29,032
Iron Mountain, Inc. (Equity Real Estate Investment Trusts)	500	17,180
J.B. Hunt Transport Services, Inc. (Road & Rail)	175	15,992
Jacobs Engineering Group, Inc. (Construction & Engineering)	250	13,597
Johnson & Johnson (Pharmaceuticals)	5,475	724,287

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Bull :: 7

Common Stocks, continued

	Shares	Value
Johnson Controls International PLC (Building Products)	1,900	$82,384
JPMorgan Chase & Co. (Banks)	7,225	660,364
Juniper Networks, Inc. (Communications Equipment)	775	21,607
Kansas City Southern Industries, Inc. (Road & Rail)	225	23,546
Kellogg Co. (Food Products)	525	36,467
KeyCorp (Banks)	2,225	41,697
Kimberly-Clark Corp. (Household Products)	725	93,605
Kimco Realty Corp. (Equity Real Estate Investment Trusts)	875	16,056
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	3,900	74,724
KLA-Tencor Corp. (Semiconductors & Semiconductor Equipment)	325	29,741
Kohl’s Corp. (Multiline Retail)	350	13,535
L Brands, Inc. (Specialty Retail)	500	26,945
L3 Technologies, Inc. (Aerospace & Defense)	150	25,062
Laboratory Corp. of America Holdings* (Health Care Providers & Services)	200	30,828
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	325	45,965
Leggett & Platt, Inc. (Household Durables)	275	14,446
Lennar Corp.—Class A (Household Durables)	425	22,661
Leucadia National Corp. (Diversified Financial Services)	650	17,004
Level 3 Communications, Inc.* (Diversified Telecommunication Services)	600	35,580
Lincoln National Corp. (Insurance)	450	30,411
LKQ Corp.* (Distributors)	625	20,594
Lockheed Martin Corp. (Aerospace & Defense)	500	138,805
Loews Corp. (Insurance)	550	25,746
Lowe’s Cos., Inc. (Specialty Retail)	1,750	135,677
LyondellBasell Industries N.V.—Class A (Chemicals)	675	56,963
M&T Bank Corp. (Banks)	325	52,634
Macy’s, Inc. (Multiline Retail)	625	14,525
Mallinckrodt PLC* (Pharmaceuticals)	200	8,962
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	1,725	20,441
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	1,050	54,947
Marriott International, Inc.—Class A (Hotels, Restaurants & Leisure)	626	62,778
Marsh & McLennan Cos., Inc. (Insurance)	1,050	81,858
Martin Marietta Materials, Inc. (Construction Materials)	125	27,823
Masco Corp. (Building Products)	650	24,837
MasterCard, Inc.—Class A (IT Services)	1,900	230,755
Mattel, Inc. (Leisure Products)	700	15,071
McCormick & Co., Inc. (Food Products)	225	21,940
McDonald’s Corp. (Hotels, Restaurants & Leisure)	1,650	252,713
McKesson Corp. (Health Care Providers & Services)	425	69,930
Medtronic PLC (Health Care Equipment & Supplies)	2,775	246,280
Merck & Co., Inc. (Pharmaceuticals)	5,550	355,699
MetLife, Inc. (Insurance)	2,200	120,867
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	50	29,427
Michael Kors Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	325	11,781
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	475	36,661
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	2,125	63,453
Microsoft Corp. (Software)	15,700	1,082,200
Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts)	225	23,711
Mohawk Industries, Inc.* (Household Durables)	125	30,211
Molson Coors Brewing Co.—Class B (Beverages)	375	32,378
Mondelez International, Inc.—Class A (Food Products)	3,075	132,808
Monsanto Co. (Chemicals)	900	106,524
Monster Beverage Corp.* (Beverages)	825	40,986
Moody’s Corp. (Capital Markets)	350	42,588
Morgan Stanley (Capital Markets)	2,900	129,223
Motorola Solutions, Inc. (Communications Equipment)	325	28,191
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	325	8,330
Mylan N.V.* (Pharmaceuticals)	925	35,909
National Oilwell Varco, Inc. (Energy Equipment & Services)	775	25,529
Navient Corp. (Consumer Finance)	575	9,574
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	550	22,028
Netflix, Inc.* (Internet & Direct Marketing Retail)	875	130,734
Newell Rubbermaid, Inc. (Household Durables)	975	52,279
Newfield Exploration Co.* (Oil, Gas & Consumable Fuels)	400	11,384
Newmont Mining Corp. (Metals & Mining)	1,075	34,819
News Corp.—Class A (Media)	775	10,618
News Corp.—Class B (Media)	250	3,538
NextEra Energy, Inc. (Electric Utilities)	950	133,123
Nielsen Holdings PLC (Professional Services)	675	26,096
NIKE, Inc.—Class B (Textiles, Apparel & Luxury Goods)	2,700	159,300
NiSource, Inc. (Multi-Utilities)	650	16,484
Noble Energy, Inc. (Oil, Gas & Consumable Fuels)	925	26,178
Nordstrom, Inc. (Multiline Retail)	225	10,762
Norfolk Southern Corp. (Road & Rail)	600	73,020
Northern Trust Corp. (Capital Markets)	450	43,745
Northrop Grumman Corp. (Aerospace & Defense)	350	89,849
NRG Energy, Inc. (Independent Power & Renewable Electricity Producers)	650	11,193
Nucor Corp. (Metals & Mining)	650	37,616
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	1,200	173,472
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	1,550	92,799
Omnicom Group, Inc. (Media)	475	39,378
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	775	40,424
Oracle Corp. (Software)	6,100	305,854
O’Reilly Automotive, Inc.* (Specialty Retail)	175	38,279
PACCAR, Inc. (Machinery)	725	47,879
Parker-Hannifin Corp. (Machinery)	275	43,951
Patterson Cos., Inc. (Health Care Providers & Services)	175	8,216
Paychex, Inc. (IT Services)	650	37,011
PayPal Holdings, Inc.* (IT Services)	2,275	122,099
Pentair PLC (Machinery)	350	23,289
People’s United Financial, Inc. (Banks)	700	12,362
PepsiCo, Inc. (Beverages)	2,900	334,921
PerkinElmer, Inc. (Life Sciences Tools & Services)	225	15,332
Perrigo Co. PLC (Pharmaceuticals)	300	22,656
Pfizer, Inc. (Pharmaceuticals)	12,125	407,278

See accompanying notes to financial statements.

8 :: ProFund VP Bull :: Financial Statements

Common Stocks, continued

	Shares	Value
PG&E Corp. (Electric Utilities)	1,050	$69,689
Philip Morris International, Inc. (Tobacco)	3,150	369,967
Phillips 66 (Oil, Gas & Consumable Fuels)	900	74,421
Pinnacle West Capital Corp. (Electric Utilities)	225	19,161
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	350	55,853
PNC Financial Services Group, Inc. (Banks)	975	121,748
PPG Industries, Inc. (Chemicals)	525	57,729
PPL Corp. (Electric Utilities)	1,400	54,124
Praxair, Inc. (Chemicals)	575	76,216
Principal Financial Group, Inc. (Insurance)	550	35,239
Prologis, Inc. (Equity Real Estate Investment Trusts)	1,075	63,038
Prudential Financial, Inc. (Insurance)	875	94,623
Public Service Enterprise Group, Inc. (Multi-Utilities)	1,025	44,085
Public Storage (Equity Real Estate Investment Trusts)	300	62,559
PulteGroup, Inc. (Household Durables)	575	14,105
PVH Corp. (Textiles, Apparel & Luxury Goods)	150	17,175
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	250	15,830
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	3,000	165,660
Quanta Services, Inc.* (Construction & Engineering)	300	9,876
Quest Diagnostics, Inc. (Health Care Providers & Services)	275	30,569
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	100	7,380
Range Resources Corp. (Oil, Gas & Consumable Fuels)	375	8,689
Raymond James Financial, Inc. (Capital Markets)	250	20,055
Raytheon Co. (Aerospace & Defense)	600	96,888
Realty Income Corp. (Equity Real Estate Investment Trusts)	550	30,349
Red Hat, Inc.* (Software)	350	33,513
Regency Centers Corp. (Equity Real Estate Investment Trusts)	300	18,792
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	150	73,671
Regions Financial Corp. (Banks)	2,450	35,868
Republic Services, Inc.—Class A (Commercial Services & Supplies)	475	30,272
Reynolds American, Inc. (Tobacco)	1,675	108,942
Robert Half International, Inc. (Professional Services)	250	11,983
Rockwell Automation, Inc. (Electrical Equipment)	250	40,490
Rockwell Collins, Inc. (Aerospace & Defense)	325	34,151
Roper Technologies, Inc. (Industrial Conglomerates)	200	46,306
Ross Stores, Inc. (Specialty Retail)	800	46,183
Royal Caribbean Cruises, Ltd. (Hotels, Restaurants & Leisure)	350	38,231
S&P Global, Inc. (Capital Markets)	525	76,645
Salesforce.com, Inc.* (Software)	1,350	116,910
SCANA Corp. (Multi-Utilities)	300	20,103
Schlumberger, Ltd. (Energy Equipment & Services)	2,825	185,998
Scripps Networks Interactive, Inc.—Class A (Media)	200	13,662
Seagate Technology PLC (Technology Hardware, Storage & Peripherals)	600	23,250
Sealed Air Corp. (Containers & Packaging)	400	17,904
Sempra Energy (Multi-Utilities)	500	56,375
Signet Jewelers, Ltd. (Specialty Retail)	150	9,486
Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	625	101,099
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	375	35,981
SL Green Realty Corp. (Equity Real Estate Investment Trusts)	200	21,160
Snap-on, Inc. (Machinery)	125	19,750
Southwest Airlines Co. (Airlines)	1,225	76,122
Stanley Black & Decker, Inc. (Machinery)	300	42,219
Staples, Inc. (Specialty Retail)	1,325	13,343
Starbucks Corp. (Hotels, Restaurants & Leisure)	2,950	172,015
State Street Corp. (Capital Markets)	725	65,054
Stericycle, Inc.* (Commercial Services & Supplies)	175	13,356
Stryker Corp. (Health Care Equipment & Supplies)	625	86,738
SunTrust Banks, Inc. (Banks)	975	55,302
Symantec Corp. (Software)	1,225	34,606
Synchrony Financial (Consumer Finance)	1,575	46,967
Synopsys, Inc.* (Software)	300	21,879
Sysco Corp. (Food & Staples Retailing)	1,000	50,330
T. Rowe Price Group, Inc. (Capital Markets)	500	37,105
Target Corp. (Multiline Retail)	1,125	58,826
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	725	57,042
TechnipFMC PLC* (Energy Equipment & Services)	950	25,840
Tesoro Corp. (Oil, Gas & Consumable Fuels)	300	28,080
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	2,025	155,783
Textron, Inc. (Aerospace & Defense)	550	25,905
The AES Corp. (Independent Power & Renewable Electricity Producers)	1,350	14,999
The Allstate Corp. (Insurance)	750	66,330
The Bank of New York Mellon Corp. (Capital Markets)	2,125	108,417
The Boeing Co. (Aerospace & Defense)	1,150	227,412
The Charles Schwab Corp. (Capital Markets)	2,475	106,326
The Clorox Co. (Household Products)	250	33,310
The Coca-Cola Co. (Beverages)	7,825	350,951
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	100	23,942
The Dow Chemical Co. (Chemicals)	2,275	143,483
The Estee Lauder Cos., Inc.—Class A (Personal Products)	450	43,191
The Gap, Inc. (Specialty Retail)	450	9,896
The Goldman Sachs Group, Inc. (Capital Markets)	750	166,424
The Goodyear Tire & Rubber Co. (Auto Components)	500	17,480
The Hershey Co. (Food Products)	275	29,527
The Home Depot, Inc. (Specialty Retail)	2,425	371,994
The Interpublic Group of Cos., Inc. (Media)	800	19,680
The JM Smucker Co.—Class A (Food Products)	225	26,624
The Kraft Heinz Co. (Food Products)	1,225	104,909
The Kroger Co. (Food & Staples Retailing)	1,850	43,142
The Macerich Co. (Equity Real Estate Investment Trusts)	250	14,515
The Mosaic Co. (Chemicals)	725	16,552
The NASDAQ OMX Group, Inc. (Capital Markets)	225	16,085
The Priceline Group, Inc.* (Internet & Direct Marketing Retail)	100	187,051
The Procter & Gamble Co. (Household Products)	5,200	453,180
The Progressive Corp. (Insurance)	1,175	51,806
The Sherwin-Williams Co. (Chemicals)	175	61,418

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Bull :: 9

Common Stocks, continued

	Shares	Value
The Southern Co. (Electric Utilities)	2,025	$96,956
The TJX Cos., Inc. (Specialty Retail)	1,300	93,820
The Travelers Cos., Inc. (Insurance)	575	72,755
The Walt Disney Co. (Media)	2,950	313,437
The Western Union Co. (IT Services)	950	18,098
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	1,675	50,719
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	800	139,575
Tiffany & Co. (Specialty Retail)	225	21,121
Time Warner, Inc. (Media)	1,575	158,145
Torchmark Corp. (Insurance)	225	17,213
Total System Services, Inc. (IT Services)	325	18,931
Tractor Supply Co. (Specialty Retail)	250	13,553
TransDigm Group, Inc. (Aerospace & Defense)	100	26,887
Transocean, Ltd.* (Energy Equipment & Services)	800	6,584
TripAdvisor, Inc.* (Internet & Direct Marketing Retail)	225	8,595
Twenty-First Century Fox, Inc.—Class A (Media)	2,150	60,931
Twenty-First Century Fox, Inc.—Class B (Media)	1,000	27,870
Tyson Foods, Inc.—Class A (Food Products)	575	36,012
U.S. Bancorp (Banks)	3,225	167,442
UDR, Inc. (Equity Real Estate Investment Trusts)	550	21,434
Ulta Salon, Cosmetics & Fragrance, Inc.* (Specialty Retail)	125	35,918
Under Armour, Inc.*—Class A (Textiles, Apparel & Luxury Goods)	375	8,160
Under Armour, Inc.*—Class C (Textiles, Apparel & Luxury Goods)	375	7,560
Union Pacific Corp. (Road & Rail)	1,650	179,701
United Continental Holdings, Inc.* (Airlines)	575	43,269
United Parcel Service, Inc.—Class B (Air Freight & Logistics)	1,400	154,826
United Rentals, Inc.* (Trading Companies & Distributors)	175	19,724
United Technologies Corp. (Aerospace & Defense)	1,525	186,217
UnitedHealth Group, Inc. (Health Care Providers & Services)	1,950	361,568
Universal Health Services, Inc.—Class B (Health Care Providers & Services)	175	21,364
Unum Group (Insurance)	475	22,149
V.F. Corp. (Textiles, Apparel & Luxury Goods)	650	37,440
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	900	60,714
Varian Medical Systems, Inc.* (Health Care Equipment & Supplies)	175	18,058
Ventas, Inc. (Equity Real Estate Investment Trusts)	725	50,373
VeriSign, Inc.* (Internet Software & Services)	175	16,268
Verisk Analytics, Inc.*—Class A (Professional Services)	325	27,420
Verizon Communications, Inc. (Diversified Telecommunication Services)	8,300	370,678
Vertex Pharmaceuticals, Inc.* (Biotechnology)	500	64,435
Viacom, Inc.—Class B (Media)	725	24,338
Visa, Inc.—Class A (IT Services)	3,750	351,675
Vornado Realty Trust (Equity Real Estate Investment Trusts)	350	32,865
Vulcan Materials Co. (Construction Materials)	275	34,837
W.W. Grainger, Inc. (Trading Companies & Distributors)	100	18,053
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	1,725	135,085
Wal-Mart Stores, Inc. (Food & Staples Retailing)	3,000	227,039
Waste Management, Inc. (Commercial Services & Supplies)	825	60,514
Waters Corp.* (Life Sciences Tools & Services)	175	32,172
WEC Energy Group, Inc. (Multi-Utilities)	650	39,897
Wells Fargo & Co. (Banks)	9,150	507,001
Welltower, Inc. (Equity Real Estate Investment Trusts)	750	56,138
Western Digital Corp. (Technology Hardware, Storage & Peripherals)	600	53,160
WestRock Co. (Containers & Packaging)	500	28,330
Weyerhaeuser Co. (Equity Real Estate Investment Trusts)	1,525	51,088
Whirlpool Corp. (Household Durables)	150	28,743
Whole Foods Market, Inc. (Food & Staples Retailing)	650	27,372
Willis Towers Watson PLC (Insurance)	250	36,365
Wyndham Worldwide Corp. (Hotels, Restaurants & Leisure)	200	20,082
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	150	20,118
Xcel Energy, Inc. (Electric Utilities)	1,025	47,027
Xerox Corp. (Technology Hardware, Storage & Peripherals)	425	12,210
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	500	32,160
XL Group, Ltd. (Insurance)	525	22,995
Xylem, Inc. (Machinery)	375	20,786
YUM! Brands, Inc. (Hotels, Restaurants & Leisure)	675	49,788
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	400	51,360
Zions Bancorp (Banks)	400	17,564
Zoetis, Inc. (Pharmaceuticals)	1,000	62,380
TOTAL COMMON STOCKS (Cost $12,457,232)		42,193,334

Repurchase Agreements(a)(b) (45.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.97%—1.05%, dated 6/30/17, due 7/3/17, total to be received $33,123,755	$33,121,000	$33,121,000
TOTAL REPURCHASE AGREEMENTS (Cost $33,121,000)		33,121,000
TOTAL INVESTMENT SECURITIES (Cost $45,578,232)—102.7%		75,314,334
Net other assets (liabilities)—(2.7)%		(1,954,335)
NET ASSETS—100.0%		$73,359,999

*                 Non-income producing security.

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2017, the aggregate amount held in a segregated account was $1,728,000.

(b)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to financial statements.

10 :: ProFund VP Bull :: Financial Statements

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	165	9/18/17	$19,969,125	$(75,401)

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
S&P 500	Goldman Sachs International	7/27/17	1.74%	$5,597,743	$26,844
S&P 500	UBS AG	7/27/17	1.59%	5,818,466	10,233
				$11,416,209	$37,077

^                  Reflects the floating financing rate, as of June 30, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

ProFund VP Bull invested in the following industries as of June 30, 2017:

	Value	% of Net Assets
Aerospace & Defense	$985,469	1.3%
Air Freight & Logistics	303,558	0.4%
Airlines	272,760	0.4%
Auto Components	82,632	0.1%
Automobiles	205,672	0.3%
Banks	2,743,644	3.8%
Beverages	878,218	1.1%
Biotechnology	1,239,803	1.7%
Building Products	144,648	0.2%
Capital Markets	1,240,259	1.8%
Chemicals	898,780	1.2%
Commercial Services & Supplies	126,199	0.2%
Communications Equipment	411,428	0.6%
Construction & Engineering	36,063	NM
Construction Materials	62,660	0.1%
Consumer Finance	313,758	0.4%
Containers & Packaging	139,364	0.2%
Distributors	48,422	0.1%
Diversified Consumer Services	13,137	NM
Diversified Financial Services	669,079	0.9%
Diversified Telecommunication Services	904,748	1.2%
Electric Utilities	840,696	1.2%
Electrical Equipment	237,142	0.3%
Electronic Equipment, Instruments & Components	169,056	0.2%
Energy Equipment & Services	379,684	0.5%
Equity Real Estate Investment Trusts	1,205,670	1.7%
Food & Staples Retailing	793,860	1.1%
Food Products	570,092	0.8%
Health Care Equipment & Supplies	1,203,960	1.6%
Health Care Providers & Services	1,188,742	1.6%
Health Care Technology	39,882	0.1%
Hotels, Restaurants & Leisure	741,161	1.0%
Household Durables	198,126	0.3%
Household Products	739,469	1.0%
Independent Power & Renewable Electricity Producers	26,192	NM
Industrial Conglomerates	986,015	1.4%
Insurance	1,173,040	1.6%
Internet & Direct Marketing Retail	1,138,017	1.5%
Internet Software & Services	1,933,037	2.5%
IT Services	1,618,341	2.2%
Leisure Products	40,161	0.1%
Life Sciences Tools & Services	307,114	0.4%
Machinery	669,646	0.9%
Media	1,294,539	1.7%
Metals & Mining	104,862	0.1%
Multiline Retail	168,707	0.2%
Multi-Utilities	442,717	0.6%
Oil, Gas & Consumable Fuels	2,178,108	3.0%
Personal Products	61,013	0.1%
Pharmaceuticals	2,130,462	2.9%
Professional Services	128,479	0.2%
Real Estate Management & Development	21,840	NM
Road & Rail	394,559	0.5%
Semiconductors & Semiconductor Equipment	1,437,887	2.0%
Software	2,056,520	2.9%
Specialty Retail	945,349	1.3%
Technology Hardware, Storage & Peripherals	1,753,119	2.4%
Textiles, Apparel & Luxury Goods	293,387	0.4%
Tobacco	771,204	1.1%
Trading Companies & Distributors	63,895	0.1%
Water Utilities	27,283	NM
Other**	31,166,665	42.5%
Total	$73,359,999	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM         Not meaningful, amount is less than 0.05%.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Bull :: 11

Statement of Assets and Liabilities (unaudited)
June 30, 2017

ASSETS:
Total Investment Securities, at cost	$45,578,232
Securities, at value	42,193,334
Repurchase agreements, at value	33,121,000
Total Investment Securities, at value	75,314,334
Cash	1,599
Segregated cash balances with brokers	798,600
Dividends and interest receivable	43,055
Unrealized gain on swap agreements	37,077
Receivable for capital shares issued	622
Variation margin on futures contracts	4,125
Prepaid expenses	1,128
TOTAL ASSETS	76,200,540
LIABILITIES:
Payable for investments purchased	18,258
Payable for capital shares redeemed	2,596,165
Advisory fees payable	46,714
Management services fees payable	6,228
Administration fees payable	2,200
Administrative services fees payable	36,750
Distribution fees payable	39,275
Transfer agency fees payable	3,452
Fund accounting fees payable	2,688
Compliance services fees payable	780
Other accrued expenses	88,031
TOTAL LIABILITIES	2,840,541
NET ASSETS	$73,359,999
NET ASSETS CONSIST OF:
Capital	$43,234,496
Accumulated net investment income (loss)	(153,251)
Accumulated net realized gains (losses) on investments	580,976
Net unrealized appreciation (depreciation) on investments	29,697,778
NET ASSETS	$73,359,999
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,557,236
Net Asset Value (offering and redemption price per share)	$47.11

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2017

INVESTMENT INCOME:
Dividends	$405,469
Interest	127,324
TOTAL INVESTMENT INCOME	532,793
EXPENSES:
Advisory fees	310,923
Management services fees	41,456
Administration fees	16,007
Transfer agency fees	23,009
Administrative services fees	106,891
Distribution fees	103,641
Custody fees	6,337
Fund accounting fees	20,083
Trustee fees	1,287
Compliance services fees	442
Other fees	63,391
Recoupment of prior expenses reduced by the Advisor	3,000
TOTAL NET EXPENSES	696,467
NET INVESTMENT INCOME (LOSS)	(163,674)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	434,345
Net realized gains (losses) on futures contracts	1,870,167
Net realized gains (losses) on swap agreements	1,292,662
Change in net unrealized appreciation/depreciation on investments	2,940,374
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	6,537,548
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$6,373,874

See accompanying notes to financial statements.

12 :: ProFund VP Bull :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2017 (unaudited)	Year Ended December 31, 2016
FROM INVESTMENT ACTIVITES:
OPERATIONS:
Net investment income (loss)	$(163,674)	$(327,185)
Net realized gains (losses) on investments	3,597,174	2,740,183
Change in net unrealized appreciation/depreciation on investments	2,940,374	2,456,959
Change in net assets resulting from operations	6,373,874	4,869,957
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains on investments	—	(1,524,167)
Change in net assets resulting from distributions	—	(1,524,167)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	144,443,723	334,609,036
Distributions reinvested	—	1,524,167
Value of shares redeemed	(155,372,566)	(365,718,197)
Change in net assets resulting from capital transactions	(10,928,843)	(29,584,994)
Change in net assets	(4,554,969)	(26,239,204)
NET ASSETS:
Beginning of period	77,914,968	104,154,172
End of period	$73,359,999	$77,914,968
Accumulated net investment income (loss)	$(153,251)	$10,423
SHARE TRANSACTIONS:
Issued	3,154,572	8,191,145
Reinvested	—	35,846
Redeemed	(3,386,468)	(9,005,187)
Change in shares	(231,896)	(778,196)

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Bull :: 13

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2017 (unaudited)		Year Ended Dec. 31, 2016	Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012
Net Asset Value, Beginning of Period	$43.55		$40.57	$41.22	$37.88	$29.52	$25.92
Investment Activities:
Net investment income (loss)(a)	(0.09)		(0.19)	(0.17)	(0.19)	(0.25)	(0.11)
Net realized and unrealized gains (losses) on investments	3.65		4.09	(0.01)	4.46	8.98	3.71
Total income (loss) from investment activities	3.56		3.90	(0.18)	4.27	8.73	3.60
Distributions to Shareholders From:
Net realized gains on investments	—		(0.92)	(0.47)	(0.93)	(0.37)	—
Net Asset Value, End of Period	$47.11		$43.55	$40.57	$41.22	$37.88	$29.52
Total Return	8.17	%(b)	9.66%	(0.46)%	11.47%	29.76%	13.89%
Ratios to Average Net Assets:
Gross expenses(c)	1.68%		1.71%	1.73%	1.70%	1.72%	1.84%
Net expenses(c)	1.68%		1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(c)	(0.39)%		(0.45)%	(0.42)%	(0.50)%	(0.74)%	(0.39)%
Supplemental Data:
Net assets, end of period (000’s)	$73,360		$77,915	$104,154	$159,657	$105,750	$85,299
Portfolio turnover rate(d)	2	%(b)	4%	32%	131%	43%	35%

(a)           Per share net investment income (loss) has been calculated using the average daily shares method.

(b)          Not annualized for periods less than one year.

(c)           Annualized for periods less than one year.

(d)          Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

14 :: ProFund VP Mid-Cap :: Financial Statements

Investment Objective: The ProFund VP Mid-Cap seeks investment results that before fees and expenses, correspond to the performance of the S&P MidCap 400®.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2017

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	36%
Swap Agreements	64%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP Mid-Cap primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

S&P MidCap 400 — Composition

% of Index
Information Technology	18%
Financials	16%
Industrials	15%
Consumer Discretionary	12%
Real Estate	10%
Health Care	9%
Materials	8%
Utilities	5%
Consumer Staples	4%
Energy	3%

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a)(b) (98.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.97%—1.05%, dated 6/30/17, due 7/3/17, total to be received $15,953,327	$15,952,000	$15,952,000
TOTAL REPURCHASE AGREEMENTS (Cost $15,952,000)		15,952,000
TOTAL INVESTMENT SECURITIES (Cost $15,952,000)—98.8%		15,952,000
Net other assets (liabilities)—1.2%		201,906
NET ASSETS—100.0%		$16,153,906

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2017, the aggregate amount held in a segregated account was $1,321,000.

(b)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini S&P MidCap 400 Futures Contracts	33	9/18/17	$5,759,490	$30,954

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
S&P MidCap 400	Goldman Sachs International	7/27/17	1.64%	$6,524,986	$40,124
S&P MidCap 400	UBS AG	7/27/17	1.64%	3,867,856	18,349
				$10,392,842	$58,473

^                  Reflects the floating financing rate, as of June 30, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Mid-Cap :: 15

Statement of Assets and Liabilities (unaudited)
June 30, 2017

ASSETS:
Total Investment Securities, at cost	$15,952,000
Repurchase agreements, at value	15,952,000
Total Investment Securities, at value	15,952,000
Cash	893
Segregated cash balances with brokers	232,320
Interest receivable	442
Unrealized gain on swap agreements	58,473
Variation margin on futures contracts	1,320
Prepaid expenses	583
TOTAL ASSETS	16,246,031
LIABILITIES:
Payable for capital shares redeemed	6,191
Advisory fees payable	10,105
Management services fees payable	1,347
Administration fees payable	476
Administrative services fees payable	19,078
Distribution fees payable	21,699
Transfer agency fees payable	747
Fund accounting fees payable	582
Compliance services fees payable	265
Other accrued expenses	31,635
TOTAL LIABILITIES	92,125
NET ASSETS	$16,153,906
NET ASSETS CONSIST OF:
Capital	$10,899,039
Accumulated net investment income (loss)	(221,405)
Accumulated net realized gains (losses) on investments	5,386,845
Net unrealized appreciation (depreciation) on investments	89,427
NET ASSETS	$16,153,906
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	450,722
Net Asset Value (offering and redemption price per share)	$35.84

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2017

INVESTMENT INCOME:
Interest	$120,663
EXPENSES:
Advisory fees	153,393
Management services fees	20,452
Administration fees	7,676
Transfer agency fees	11,057
Administrative services fees	44,417
Distribution fees	51,131
Custody fees	3,102
Fund accounting fees	8,735
Trustee fees	647
Compliance services fees	170
Other fees	30,594
Recoupment of prior expenses reduced by the Advisor	10,694
TOTAL NET EXPENSES	342,068
NET INVESTMENT INCOME (LOSS)	(221,405)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on futures contracts	198,606
Net realized gains (losses) on swap agreements	1,488,658
Change in net unrealized appreciation/depreciation on investments	345,803
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	2,033,067
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$1,811,662

See accompanying notes to financial statements.

16 :: ProFund VP Mid-Cap :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2017 (unaudited)	Year Ended December 31, 2016
FROM INVESTMENT ACTIVITES:
OPERATIONS:
Net investment income (loss)	$(221,405)	$(340,046)
Net realized gains (losses) on investments	1,687,264	4,458,201
Change in net unrealized appreciation/depreciation on investments	345,803	(171,447)
Change in net assets resulting from operations	1,811,662	3,946,708
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains on investments	—	(423,316)
Change in net assets resulting from distributions	—	(423,316)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	16,287,107	67,320,283
Distributions reinvested	—	423,316
Value of shares redeemed	(46,890,493)	(56,438,924)
Change in net assets resulting from capital transactions	(30,603,386)	11,304,675
Change in net assets	(28,791,724)	14,828,067
NET ASSETS:
Beginning of period	44,945,630	30,117,563
End of period	$16,153,906	$44,945,630
Accumulated net investment income (loss)	$(221,405)	$—
SHARE TRANSACTIONS:
Issued	464,012	2,076,047
Reinvested	—	12,949
Redeemed	(1,326,021)	(1,798,592)
Change in shares	(862,009)	290,404

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Mid-Cap :: 17

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2017 (unaudited)		Year Ended Dec. 31, 2016	Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012
Net Asset Value, Beginning of Period	$34.24		$29.46	$31.48	$34.21	$27.36	$23.68
Investment Activities:
Net investment income (loss)(a)	(0.19)		(0.44)	(0.52)	(0.54)	(0.51)	(0.41)
Net realized and unrealized gains (losses) on investments	1.79		5.77	(0.83)	2.88	8.73	4.09
Total income (loss) from investment activities	1.60		5.33	(1.35)	2.34	8.22	3.68
Distributions to Shareholders From:
Net realized gains on investments	—		(0.55)	(0.67)	(5.07)	(1.37)	—
Net Asset Value, End of Period	$35.84		$34.24	$29.46	$31.48	$34.21	$27.36
Total Return	4.67	%(b)	18.19%	(4.45)%	7.65%	30.79%	15.54%
Ratios to Average Net Assets:
Gross expenses(c)	1.67%		1.68%	1.76%	1.68%	1.72%	1.81%
Net expenses(c)	1.67%		1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(c)	(1.08)%		(1.42)%	(1.64)%	(1.66)%	(1.65)%	(1.57)%
Supplemental Data:
Net assets, end of period (000’s)	$16,154		$44,946	$30,118	$25,389	$28,199	$18,592
Portfolio turnover rate(d)	—		—	—	—	—	—

(a)           Per share net investment income (loss) has been calculated using the average daily shares method.

(b)          Not annualized for periods less than one year.

(c)           Annualized for periods less than one year.

(d)          Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to financial statements.

18 :: ProFund VP Small-Cap :: Financial Statements

Investment Objective: The ProFund VP Small-Cap seeks investment results that, before fees and expenses, correspond to the performance of the Russell 2000® Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2017

Market Exposure

Investment Type	% of Net Assets
Equity Securities	38%
Swap Agreements	62%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Kite Pharma, Inc.	0.1%
Fair Isaac Corp.	0.1%
Bluebird Bio, Inc.	0.1%
PAREXEL International Corp.	0.1%
IDACORP, Inc.	0.1%

Russell 2000 Index — Composition

% of Index
Financials	18%
Information Technology	17%
Health Care	15%
Industrials	15%
Consumer Discretionary	12%
Real Estate	7%
Energy	4%
Materials	4%
Utilities	4%
Consumer Staples	3%
Telecommunication Services	1%

Schedule of Portfolio Investments (unaudited)

Common Stocks (37.6%)

	Shares	Value
1-800-Flowers.com, Inc.*—Class A (Internet & Direct Marketing Retail)	150	$1,463
2U, Inc.* (Internet Software & Services)	125	5,865
3D Systems Corp.* (Technology Hardware, Storage & Peripherals)	325	6,078
8x8, Inc.* (Software)	300	4,365
A. Schulman, Inc. (Chemicals)	100	3,200
A10 Networks, Inc.* (Software)	225	1,899
AAON, Inc. (Building Products)	125	4,606
AAR Corp. (Aerospace & Defense)	100	3,476
Aaron’s, Inc. (Specialty Retail)	200	7,779
Abeona Therapeutics, Inc.* (Biotechnology)	225	1,440
Abercrombie & Fitch Co.—Class A (Specialty Retail)	250	3,110
ABM Industries, Inc. (Commercial Services & Supplies)	175	7,266
Abraxas Petroleum Corp.* (Oil, Gas & Consumable Fuels)	800	1,296
Acacia Research Corp.* (Professional Services)	325	1,333
Acadia Realty Trust (Equity Real Estate Investment Trusts)	250	6,950
Accelerate Diagnostics, Inc.* (Life Sciences Tools & Services)	100	2,735
Acceleron Pharma, Inc.* (Biotechnology)	100	3,039
ACCO Brands Corp.* (Commercial Services & Supplies)	350	4,078
Accuray, Inc.* (Health Care Equipment & Supplies)	400	1,900
Aceto Corp. (Health Care Providers & Services)	125	1,931
Achaogen, Inc.* (Biotechnology)	100	2,173
Achillion Pharmaceuticals, Inc.* (Biotechnology)	500	2,295
ACI Worldwide, Inc.* (Software)	350	7,829
Acorda Therapeutics, Inc.* (Biotechnology)	150	2,955
Actua Corp.* (Internet Software & Services)	125	1,756
Actuant Corp.—Class A (Machinery)	200	4,920
Acxiom Corp.* (IT Services)	250	6,495
Adtalem Global Education, Inc. (Diversified Consumer Services)	175	6,641
ADTRAN, Inc. (Communications Equipment)	175	3,614
Aduro Biotech, Inc.* (Biotechnology)	175	1,995
Advanced Disposal Services, Inc.* (Commercial Services & Supplies)	100	2,273
Advanced Drainage Systems, Inc. (Building Products)	125	2,513
Advanced Energy Industries, Inc.* (Semiconductors & Semiconductor Equipment)	125	8,086
AdvanSix, Inc.* (Chemicals)	100	3,124
Advaxis, Inc.* (Biotechnology)	200	1,298
Aegion Corp.* (Construction & Engineering)	125	2,735
Aerie Pharmaceuticals, Inc.* (Pharmaceuticals)	100	5,255
Aerohive Networks, Inc.* (Communications Equipment)	250	1,250
Aerojet Rocketdyne Holdings, Inc.* (Aerospace & Defense)	225	4,680
AG Mortgage Investment Trust, Inc. (Mortgage Real Estate Investment Trusts)	125	2,288
Agenus, Inc.* (Biotechnology)	425	1,662
Agree Realty Corp. (Equity Real Estate Investment Trusts)	75	3,440
Aimmune Therapeutics, Inc.* (Biotechnology)	125	2,570
Air Transport Services Group, Inc.* (Air Freight & Logistics)	175	3,812
Aircastle, Ltd. (Trading Companies & Distributors)	150	3,263
AK Steel Holding Corp.* (Metals & Mining)	975	6,406
Akebia Therapeutics, Inc.* (Biotechnology)	150	2,156
Albany International Corp.—Class A (Machinery)	100	5,340
Albany Molecular Research, Inc.* (Life Sciences Tools & Services)	100	2,170
Alder Biopharmaceuticals, Inc.* (Biotechnology)	175	2,004
Alexander & Baldwin, Inc. (Real Estate Management & Development)	150	6,207

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Small-Cap :: 19

Common Stocks, continued

	Shares	Value
Allegheny Technologies, Inc. (Metals & Mining)	325	$5,528
ALLETE, Inc. (Electric Utilities)	150	10,752
Allscripts Healthcare Solutions, Inc.* (Health Care Technology)	550	7,018
Altisource Residential Corp. (Mortgage Real Estate Investment Trusts)	200	2,588
Altra Industrial Motion Corp. (Machinery)	100	3,980
AMAG Pharmaceuticals, Inc.* (Biotechnology)	150	2,760
Ambac Financial Group, Inc.* (Insurance)	175	3,036
Ambarella, Inc.* (Semiconductors & Semiconductor Equipment)	100	4,855
AMC Entertainment Holdings, Inc.—Class A (Media)	175	3,981
Amedisys, Inc.* (Health Care Providers & Services)	100	6,280
American Assets Trust, Inc. (Equity Real Estate Investment Trusts)	125	4,924
American Axle & Manufacturing Holdings, Inc.* (Auto Components)	275	4,290
American Eagle Outfitters, Inc. (Specialty Retail)	500	6,025
American Equity Investment Life Holding Co. (Insurance)	275	7,226
American Outdoor Brands Corp.* (Leisure Products)	175	3,878
American Software, Inc.—Class A (Software)	150	1,544
American States Water Co. (Water Utilities)	125	5,926
American Vanguard Corp. (Chemicals)	125	2,156
Ameris Bancorp (Banks)	125	6,025
Amicus Therapeutics, Inc.* (Biotechnology)	475	4,783
Amkor Technology, Inc.* (Semiconductors & Semiconductor Equipment)	350	3,420
AMN Healthcare Services, Inc.* (Health Care Providers & Services)	150	5,858
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	150	2,679
Amplify Snack Brands, Inc.* (Food Products)	175	1,687
AmTrust Financial Services, Inc. (Insurance)	275	4,164
Anavex Life Sciences Corp.* (Biotechnology)	225	1,197
Angie’s List, Inc.* (Internet Software & Services)	175	2,238
AngioDynamics, Inc.* (Health Care Equipment & Supplies)	150	2,432
Anixter International, Inc.* (Electronic Equipment, Instruments & Components)	100	7,820
Antares Pharma, Inc.* (Health Care Equipment & Supplies)	650	2,093
Anworth Mortgage Asset Corp. (Mortgage Real Estate Investment Trusts)	375	2,254
Apogee Enterprises, Inc. (Building Products)	100	5,684
Apollo Commercial Real Estate Finance, Inc. (Mortgage Real Estate Investment Trusts)	300	5,564
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	125	7,381
Approach Resources, Inc.* (Oil, Gas & Consumable Fuels)	375	1,264
Aratana Therapeutics, Inc.* (Pharmaceuticals)	225	1,627
ARC Document Solutions, Inc.* (Commercial Services & Supplies)	300	1,248
ArcBest Corp. (Road & Rail)	100	2,060
Archrock, Inc. (Energy Equipment & Services)	250	2,850
Ardelyx, Inc.* (Biotechnology)	250	1,275
Ardmore Shipping Corp. (Oil, Gas & Consumable Fuels)	175	1,426
Arena Pharmaceuticals, Inc.* (Biotechnology)	150	2,531
Ares Commercial Real Estate Corp. (Mortgage Real Estate Investment Trusts)	125	1,636
Argo Group International Holdings, Ltd. (Insurance)	100	6,060
Armada Hoffler Properties, Inc. (Equity Real Estate Investment Trusts)	175	2,266
ARMOUR Residential REIT, Inc. (Mortgage Real Estate Investment Trusts)	125	3,125
Armstrong Flooring, Inc.* (Building Products)	100	1,797
Array BioPharma, Inc.* (Biotechnology)	550	4,604
Artisan Partners Asset Management, Inc. (Capital Markets)	150	4,605
Ascena Retail Group, Inc.* (Specialty Retail)	775	1,666
Ashford Hospitality Prime, Inc. (Equity Real Estate Investment Trusts)	150	1,544
Ashford Hospitality Trust, Inc. (Equity Real Estate Investment Trusts)	325	1,976
Aspen Technology, Inc.* (Software)	225	12,433
Asterias Biotherapeutics, Inc.* (Biotechnology)	275	976
Astoria Financial Corp. (Thrifts & Mortgage Finance)	275	5,541
Atara Biotherapeutics, Inc.* (Biotechnology)	125	1,750
Athersys, Inc.* (Biotechnology)	775	1,170
Atkore International Group, Inc.* (Electrical Equipment)	125	2,819
Atlantic Power Corp.* (Independent Power & Renewable Electricity Producers)	600	1,440
Atlas Air Worldwide Holdings, Inc.* (Air Freight & Logistics)	75	3,911
AtriCure, Inc.* (Health Care Equipment & Supplies)	125	3,031
Atwood Oceanics, Inc.* (Energy Equipment & Services)	275	2,241
Avid Technology, Inc.* (Technology Hardware, Storage & Peripherals)	250	1,315
Avis Budget Group, Inc.* (Road & Rail)	225	6,135
Avista Corp. (Multi-Utilities)	200	8,492
AVX Corp. (Electronic Equipment, Instruments & Components)	175	2,860
Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	100	2,095
AxoGen, Inc.* (Health Care Equipment & Supplies)	125	2,094
Axon Enterprise, Inc.* (Aerospace & Defense)	175	4,400
Axovant Sciences, Ltd.* (Biotechnology)	125	2,899
Axt, Inc.* (Semiconductors & Semiconductor Equipment)	225	1,429
AZZ, Inc. (Electrical Equipment)	75	4,185
B of I Holding, Inc.* (Thrifts & Mortgage Finance)	200	4,744
B&G Foods, Inc.—Class A (Food Products)	200	7,120
Babcock & Wilcox Enterprises, Inc.* (Electrical Equipment)	200	2,352
Badger Meter, Inc. (Electronic Equipment, Instruments & Components)	100	3,985
Balchem Corp. (Chemicals)	100	7,771
Banc of California, Inc. (Banks)	150	3,225
Banco Latinoamericano de Comercio Exterior S.A.—Class E (Banks)	100	2,738
BancorpSouth, Inc. (Banks)	250	7,625
Bank Mutual Corp. (Thrifts & Mortgage Finance)	200	1,830
Bank of Nt Butterfield & Son, Ltd. (The) (Banks)	175	5,968
Bankrate, Inc.* (Internet Software & Services)	200	2,570
Banner Corp. (Banks)	100	5,651
Barnes & Noble Education, Inc.* (Specialty Retail)	175	1,860
Barnes & Noble, Inc. (Specialty Retail)	275	2,090

See accompanying notes to financial statements.

20 :: ProFund VP Small-Cap :: Financial Statements

Common Stocks, continued

	Shares		Value
Barnes Group, Inc. (Machinery)	150		$8,779
Barracuda Networks, Inc.* (Software)	100		2,306
Bazaarvoice, Inc.* (Internet Software & Services)	375		1,856
Beacon Roofing Supply, Inc.* (Trading Companies & Distributors)	175		8,574
Beazer Homes USA, Inc.* (Household Durables)	150		2,058
Belden, Inc. (Electronic Equipment, Instruments & Components)	125		9,428
Bellicum Pharmaceutials, Inc.* (Biotechnology)	150		1,752
Belmond, Ltd.* (Hotels, Restaurants & Leisure)	300		3,990
Benchmark Electronics, Inc.* (Electronic Equipment, Instruments & Components)	150		4,845
Beneficial Bancorp, Inc. (Thrifts & Mortgage Finance)	225		3,375
Berkshire Hills Bancorp, Inc. (Banks)	125		4,394
Big Lots, Inc. (Multiline Retail)	125		6,038
Bill Barrett Corp.* (Oil, Gas & Consumable Fuels)	400		1,228
BioCryst Pharmaceuticals, Inc.* (Biotechnology)	350		1,946
BioScrip, Inc.* (Health Care Providers & Services)	625		1,697
Biostage, Inc.* (Biotechnology)	—	(a)	—	(b)
BioTelemetry, Inc.* (Health Care Providers & Services)	100		3,345
BioTime, Inc.* (Biotechnology)	425		1,339
Black Hills Corp. (Multi-Utilities)	150		10,121
Blackbaud, Inc. (Software)	125		10,718
Blackhawk Network Holdings, Inc.* (IT Services)	175		7,630
Bloomin’ Brands, Inc. (Hotels, Restaurants & Leisure)	300		6,368
Blucora, Inc.* (Internet Software & Services)	150		3,180
Blue Hills Bancorp, Inc. (Banks)	100		1,790
Bluebird Bio, Inc.* (Biotechnology)	125		13,130
Blueprint Medicines Corp.* (Biotechnology)	125		6,333
BMC Stock Holdings, Inc.* (Trading Companies & Distributors)	200		4,370
Boingo Wireless, Inc.* (Wireless Telecommunication Services)	150		2,244
Boise Cascade Co.* (Paper & Forest Products)	125		3,800
Boston Private Financial Holdings, Inc. (Banks)	275		4,221
Bottomline Technologies, Inc.* (Software)	125		3,211
Box, Inc.*—Class A (Internet Software & Services)	250		4,560
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)	250		6,203
Brady Corp.—Class A (Commercial Services & Supplies)	150		5,085
Briggs & Stratton Corp. (Machinery)	150		3,615
Brightcove, Inc.* (Internet Software & Services)	200		1,240
Brinker International, Inc. (Hotels, Restaurants & Leisure)	150		5,715
Bristow Group, Inc. (Energy Equipment & Services)	200		1,530
BroadSoft, Inc.* (Software)	100		4,305
Brookline Bancorp, Inc. (Banks)	250		3,650
Brooks Automation, Inc. (Semiconductors & Semiconductor Equipment)	225		4,880
Builders FirstSource, Inc.* (Building Products)	300		4,596
C&J Energy Services, Inc.* (Energy Equipment & Services)	150		5,140
Cabot Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	75		5,537
CACI International, Inc.*—Class A (IT Services)	75		9,379
Caesars Acquisition Co.*—Class A (Hotels, Restaurants & Leisure)	175		3,334
Caesars Entertainment Corp.* (Hotels, Restaurants & Leisure)	225		2,700
CalAmp Corp.* (Communications Equipment)	125		2,541
Caleres, Inc. (Specialty Retail)	150		4,167
Calgon Carbon Corp. (Chemicals)	175		2,643
California Resources Corp.* (Oil, Gas & Consumable Fuels)	175		1,496
California Water Service Group (Water Utilities)	150		5,520
Calithera Biosciences, Inc.* (Biotechnology)	150		2,228
Calix, Inc.* (Communications Equipment)	225		1,541
Callaway Golf Co. (Leisure Products)	300		3,834
Callidus Software, Inc.* (Software)	200		4,840
Callon Petroleum Co.* (Oil, Gas & Consumable Fuels)	600		6,365
Cal-Maine Foods, Inc.* (Food Products)	100		3,960
Cambrex Corp.* (Life Sciences Tools & Services)	100		5,975
Cantel Medical Corp. (Health Care Equipment & Supplies)	100		7,791
Capital Bank Financial Corp.—Class A (Banks)	100		3,810
Capital Senior Living Corp.* (Health Care Providers & Services)	125		1,901
Capitol Federal Financial, Inc. (Thrifts & Mortgage Finance)	400		5,684
Capstead Mortgage Corp. (Mortgage Real Estate Investment Trusts)	325		3,390
Cara Therapeutics, Inc.* (Biotechnology)	125		1,924
Carbonite, Inc.* (Internet Software & Services)	100		2,180
Cardiovascular Systems, Inc.* (Health Care Equipment & Supplies)	100		3,223
Cardtronics PLC*—Class A (IT Services)	150		4,929
Care Capital Properties, Inc. (Equity Real Estate Investment Trusts)	250		6,675
Career Education Corp.* (Diversified Consumer Services)	250		2,400
CareTrust REIT, Inc. (Equity Real Estate Investment Trusts)	225		4,172
Carpenter Technology Corp. (Metals & Mining)	150		5,615
Carrizo Oil & Gas, Inc.* (Oil, Gas & Consumable Fuels)	200		3,484
Carrols Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	150		1,838
Cars.com, Inc.* (Internet Software & Services)	225		5,992
Cascadian Therapeutics, Inc.* (Biotechnology)	325		1,207
Casella Waste Systems, Inc.*—Class A (Commercial Services & Supplies)	150		2,462
Castle Brands, Inc.* (Beverages)	675		1,161
Castlight Health, Inc.*—Class B (Health Care Technology)	375		1,556
Catalent, Inc.* (Pharmaceuticals)	350		12,284
Catalyst Pharmaceuticals, Inc.* (Biotechnology)	525		1,449
CatchMark Timber Trust, Inc.—Class A (Equity Real Estate Investment Trusts)	175		1,990
Cathay General Bancorp, Inc. (Banks)	225		8,539
CBIZ, Inc.* (Professional Services)	175		2,625
CBL & Associates Properties, Inc. (Equity Real Estate Investment Trusts)	550		4,637
CECO Environmental Corp. (Commercial Services & Supplies)	150		1,377
Cedar Realty Trust, Inc. (Equity Real Estate Investment Trusts)	375		1,819
Celldex Therapeutics, Inc.* (Biotechnology)	650		1,606
Cempra, Inc.* (Pharmaceuticals)	325		1,495
CenterState Banks, Inc. (Banks)	175		4,351
Central European Media Enterprises, Ltd.*— Class A (Media)	400		1,600

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Small-Cap :: 21

Common Stocks, continued

	Shares	Value
Central Garden & Pet Co.*—Class A (Household Products)	125	$3,753
Central Pacific Financial Corp. (Banks)	100	3,147
Century Aluminum Co.* (Metals & Mining)	175	2,727
Cerus Corp.* (Health Care Equipment & Supplies)	600	1,506
ChannelAdvisor Corp.* (Internet Software & Services)	125	1,444
Chart Industries, Inc.* (Machinery)	100	3,473
Chatham Lodging Trust (Equity Real Estate Investment Trusts)	150	3,014
Chegg, Inc.* (Diversified Consumer Services)	275	3,380
Chemical Financial Corp. (Banks)	200	9,681
ChemoCentryx, Inc.* (Biotechnology)	175	1,638
Chesapeake Lodging Trust (Equity Real Estate Investment Trusts)	200	4,894
Chicago Bridge & Iron Co. N.V. (Construction & Engineering)	325	6,412
Chico’s FAS, Inc. (Specialty Retail)	425	4,004
Chimerix, Inc.* (Biotechnology)	275	1,499
Ciena Corp.* (Communications Equipment)	400	10,007
Cimpress N.V.* (Internet Software & Services)	75	7,090
Cincinnati Bell, Inc.* (Diversified Telecommunication Services)	150	2,933
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	175	10,976
Citizens, Inc.* (Insurance)	225	1,661
City Office REIT, Inc. (Equity Real Estate Investment Trusts)	150	1,905
Clean Energy Fuels Corp.* (Oil, Gas & Consumable Fuels)	675	1,715
Clear Channel Outdoor Holdings, Inc. (Media)	300	1,455
Cliffs Natural Resources, Inc.* (Metals & Mining)	925	6,401
Cloud Peak Energy, Inc.* (Oil, Gas & Consumable Fuels)	425	1,500
Clovis Oncology, Inc.* (Biotechnology)	125	11,703
ClubCorp Holdings, Inc. (Hotels, Restaurants & Leisure)	225	2,948
CNO Financial Group, Inc. (Insurance)	500	10,439
CoBiz Financial, Inc. (Banks)	150	2,610
Codexis, Inc.* (Chemicals)	275	1,499
Coeur Mining, Inc.* (Metals & Mining)	575	4,934
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	125	5,012
Coherus Biosciences, Inc.* (Biotechnology)	150	2,153
Cohu, Inc. (Semiconductors & Semiconductor Equipment)	125	1,968
Colony Starwood Homes (Equity Real Estate Investment Trusts)	300	10,292
Columbia Banking System, Inc. (Banks)	175	6,974
Columbia Sportswear Co. (Textiles, Apparel & Luxury Goods)	100	5,806
Comfort Systems USA, Inc. (Construction & Engineering)	125	4,638
CommerceHub, Inc.*—Series C (Internet Software & Services)	125	2,180
Commercial Metals Co. (Metals & Mining)	350	6,800
Commercial Vehicle Group, Inc.* (Machinery)	150	1,268
Community Bank System, Inc. (Banks)	150	8,366
Community Health Systems, Inc.* (Health Care Providers & Services)	350	3,486
CommVault Systems, Inc.* (Software)	125	7,056
Compass Minerals International, Inc. (Metals & Mining)	100	6,529
Conatus Pharmaceuticals, Inc.* (Biotechnology)	225	1,296
ConforMIS, Inc.* (Health Care Equipment & Supplies)	275	1,180
CONMED Corp. (Health Care Equipment & Supplies)	100	5,094
ConnectOne Bancorp, Inc. (Banks)	125	2,819
Consolidated Communications Holdings, Inc. (Diversified Telecommunication Services)	175	3,757
Contango Oil & Gas Co.* (Oil, Gas & Consumable Fuels)	175	1,162
Continental Building Products, Inc.* (Building Products)	125	2,913
Control4 Corp.* (Electronic Equipment, Instruments & Components)	100	1,961
Convergys Corp. (IT Services)	275	6,540
Cooper Tire & Rubber Co. (Auto Components)	175	6,318
Corbus Pharmaceuticals Holdings, Inc.* (Biotechnology)	250	1,575
Corcept Therapeutics, Inc.* (Pharmaceuticals)	325	3,835
Core-Mark Holding Co., Inc. (Distributors)	150	4,959
Corindus Vascular Robotics, Inc.*—Class I (Health Care Equipment & Supplies)	725	1,349
Cornerstone OnDemand, Inc.* (Internet Software & Services)	150	5,363
Costamare, Inc. (Marine)	200	1,462
Cotiviti Holdings, Inc.* (Health Care Technology)	100	3,714
Coupa Software, Inc.* (Internet Software & Services)	100	2,898
Cousins Properties, Inc. (Equity Real Estate Investment Trusts)	1,200	10,547
Covanta Holding Corp. (Commercial Services & Supplies)	375	4,950
Cowen Group, Inc.*—Class A (Capital Markets)	125	2,031
Cray, Inc.* (Technology Hardware, Storage & Peripherals)	150	2,760
Cree, Inc.* (Semiconductors & Semiconductor Equipment)	300	7,395
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	300	2,313
Cross Country Healthcare, Inc.* (Health Care Providers & Services)	150	1,937
CryoLife, Inc.* (Health Care Equipment & Supplies)	125	2,494
CSG Systems International, Inc. (IT Services)	100	4,058
CTS Corp. (Electronic Equipment, Instruments & Components)	125	2,700
Cubic Corp. (Aerospace & Defense)	75	3,473
Curis, Inc.* (Biotechnology)	750	1,418
Curtiss-Wright Corp. (Aerospace & Defense)	125	11,472
Customers Bancorp, Inc.* (Banks)	100	2,828
CVB Financial Corp. (Banks)	300	6,729
CYS Investments, Inc. (Mortgage Real Estate Investment Trusts)	500	4,204
Cytokinetics, Inc.* (Biotechnology)	175	2,118
Cytomx Therapeutics, Inc.* (Biotechnology)	125	1,938
Daktronics, Inc. (Electronic Equipment, Instruments & Components)	175	1,685
Dana Holding Corp. (Auto Components)	425	9,489
Darling Ingredients, Inc.* (Food Products)	500	7,870
Dave & Buster’s Entertainment, Inc.* (Hotels, Restaurants & Leisure)	125	8,313
Dean Foods Co. (Food Products)	275	4,675
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	100	6,826
Del Taco Restaurants, Inc.* (Hotels, Restaurants & Leisure)	150	2,063

See accompanying notes to financial statements.

22 :: ProFund VP Small-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
Delek US Holdings, Inc. (Oil, Gas & Consumable Fuels)	200	$5,288
Deluxe Corp. (Commercial Services & Supplies)	150	10,382
Denbury Resources, Inc.* (Oil, Gas & Consumable Fuels)	1,550	2,372
Denny’s Corp.* (Hotels, Restaurants & Leisure)	250	2,943
Depomed, Inc.* (Pharmaceuticals)	225	2,417
Dermira, Inc.* (Pharmaceuticals)	125	3,643
DHI Group, Inc.* (Internet Software & Services)	425	1,211
DHT Holdings, Inc. (Oil, Gas & Consumable Fuels)	400	1,660
Diamond Offshore Drilling, Inc.* (Energy Equipment & Services)	225	2,437
DiamondRock Hospitality Co. (Equity Real Estate Investment Trusts)	600	6,570
Diebold, Inc. (Technology Hardware, Storage & Peripherals)	225	6,300
Digi International, Inc.* (Communications Equipment)	150	1,523
DigitalGlobe, Inc.* (Aerospace & Defense)	200	6,660
Dime Community Bancshares, Inc. (Thrifts & Mortgage Finance)	125	2,450
Diodes, Inc.* (Semiconductors & Semiconductor Equipment)	125	3,004
Diplomat Pharmacy, Inc.* (Health Care Providers & Services)	175	2,590
Donnelley Financial Solutions, Inc.* (Capital Markets)	100	2,296
Dorman Products, Inc.* (Auto Components)	75	6,208
Dril-Quip, Inc.* (Energy Equipment & Services)	125	6,099
Drive Shack, Inc. (Hotels, Restaurants & Leisure)	400	1,260
DSW, Inc.—Class A (Specialty Retail)	225	3,983
Durect Corp.* (Pharmaceuticals)	950	1,482
Dycom Industries, Inc.* (Construction & Engineering)	100	8,952
Dynavax Technologies Corp.* (Biotechnology)	225	2,171
Dynegy, Inc.* (Independent Power & Renewable Electricity Producers)	400	3,308
Dynex Capital, Inc. (Mortgage Real Estate Investment Trusts)	225	1,598
Eagle Bancorp, Inc.* (Banks)	100	6,330
Eagle Bulk Shipping, Inc.* (Marine)	250	1,183
Easterly Government Properties, Inc. (Equity Real Estate Investment Trusts)	125	2,619
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts)	100	8,380
Ebix, Inc. (Software)	75	4,043
Echo Global Logistics, Inc.* (Air Freight & Logistics)	125	2,488
Eclipse Resources Corp.* (Oil, Gas & Consumable Fuels)	525	1,502
Editas Medicine, Inc.* (Biotechnology)	150	2,517
Education Realty Trust, Inc. (Equity Real Estate Investment Trusts)	225	8,718
El Paso Electric Co. (Electric Utilities)	125	6,463
Eldorado Resorts, Inc.* (Hotels, Restaurants & Leisure)	150	3,000
Electro Scientific Industries, Inc.* (Electronic Equipment, Instruments & Components)	175	1,442
Electronics for Imaging, Inc.* (Technology Hardware, Storage & Peripherals)	150	7,107
Ellie Mae, Inc.* (Software)	100	10,990
EMCOR Group, Inc. (Construction & Engineering)	175	11,441
EMCORE Corp. (Communications Equipment)	150	1,598
Emergent BioSolutions, Inc.* (Biotechnology)	125	4,239
Employers Holdings, Inc. (Insurance)	100	4,230
Encore Capital Group, Inc.* (Consumer Finance)	75	3,011
Endologix, Inc.* (Health Care Equipment & Supplies)	375	1,823
Endurance International Group Holdings, Inc.* (Internet Software & Services)	250	2,088
Energy Recovery, Inc.* (Machinery)	200	1,658
Energy XXI Gulf Coast, Inc.* (Oil, Gas & Consumable Fuels)	100	1,857
EnerNOC, Inc.* (Software)	200	1,550
EnerSys (Electrical Equipment)	125	9,056
Ennis, Inc. (Commercial Services & Supplies)	100	1,910
Enova International, Inc.* (Consumer Finance)	150	2,228
Ensco PLCADR—Class A (Energy Equipment & Services)	950	4,902
Entegris, Inc.* (Semiconductors & Semiconductor Equipment)	425	9,329
Entercom Communications Corp.—Class A (Media)	150	1,553
Entravision Communications Corp.—Class A (Media)	300	1,980
Envestnet, Inc.* (Internet Software & Services)	125	4,950
Enzo Biochem, Inc.* (Life Sciences Tools & Services)	175	1,932
EP Energy Corp.*—Class A (Oil, Gas & Consumable Fuels)	275	1,007
EPAM Systems, Inc.* (IT Services)	150	12,613
Epizyme, Inc.* (Biotechnology)	175	2,643
Eros International PLC* (Media)	150	1,718
ESCO Technologies, Inc. (Machinery)	75	4,474
Essendant, Inc. (Commercial Services & Supplies)	150	2,225
Essent Group, Ltd.* (Thrifts & Mortgage Finance)	225	8,356
Esterline Technologies Corp.* (Aerospace & Defense)	75	7,110
Ethan Allen Interiors, Inc. (Household Durables)	100	3,230
Etsy, Inc.* (Internet & Direct Marketing Retail)	375	5,625
Evercore Partners, Inc.—Class A (Capital Markets)	125	8,813
Everi Holdings, Inc.* (IT Services)	275	2,002
EVERTEC, Inc. (IT Services)	200	3,460
Evolent Health, Inc.* (Health Care Technology)	125	3,169
Evolution Petroleum Corp. (Oil, Gas & Consumable Fuels)	175	1,418
Exact Sciences Corp.* (Biotechnology)	325	11,494
ExlService Holdings, Inc.* (IT Services)	100	5,558
Exponent, Inc. (Professional Services)	75	4,373
Express, Inc.* (Specialty Retail)	325	2,194
Exterran Corp.* (Energy Equipment & Services)	125	3,338
Extreme Networks, Inc.* (Communications Equipment)	375	3,458
EZCORP, Inc.*—Class A (Consumer Finance)	225	1,733
Fabrinet* (Electronic Equipment, Instruments & Components)	125	5,333
Fair Isaac Corp. (Software)	100	13,940
Fairmount Santrol Holdings, Inc.* (Energy Equipment & Services)	575	2,243
Farmers National Banc Corp. (Banks)	125	1,813
Farmland Partners, Inc. (Equity Real Estate Investment Trusts)	175	1,565
Fate Therapeutics, Inc.* (Biotechnology)	350	1,134
FCB Financial Holdings, Inc.*—Class A (Banks)	100	4,775
Federal Signal Corp. (Machinery)	200	3,472

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Small-Cap :: 23

Common Stocks, continued

	Shares	Value
FelCor Lodging Trust, Inc. (Equity Real Estate Investment Trusts)	450	$3,245
Ferro Corp.* (Chemicals)	275	5,030
FibroGen, Inc.* (Biotechnology)	175	5,652
Fiesta Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	100	2,065
Financial Engines, Inc. (Capital Markets)	175	6,405
Finisar Corp.* (Communications Equipment)	325	8,444
First Bancorp (Banks)	100	3,126
First BanCorp.* (Banks)	575	3,329
First Busey Corp. (Banks)	100	2,932
First Commonwealth Financial Corp. (Banks)	325	4,121
First Financial Bancorp (Banks)	200	5,540
First Financial Bankshares, Inc. (Banks)	200	8,840
First Foundation, Inc.* (Banks)	125	2,054
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	350	10,016
First Interstate Bancsys (Banks)	100	3,720
First Merchants Corp. (Banks)	125	5,018
First Midwest Bancorp, Inc. (Banks)	300	6,993
First of Long Island Corp. (The) (Banks)	100	2,860
First Potomac Realty Trust (Equity Real Estate Investment Trusts)	225	2,500
FirstCash, Inc. (Consumer Finance)	150	8,744
Fitbit, Inc.* (Electronic Equipment, Instruments & Components)	625	3,319
Five Below, Inc.* (Specialty Retail)	150	7,406
Five Prime Therapeutics, Inc.* (Biotechnology)	100	3,011
Five9, Inc.* (Internet Software & Services)	175	3,766
Flexion Therapeutics, Inc.* (Biotechnology)	125	2,528
Flotek Industries, Inc.* (Chemicals)	225	2,012
Fluidigm Corp.* (Life Sciences Tools & Services)	275	1,111
Flushing Financial Corp. (Banks)	100	2,819
FNFV Group* (Diversified Financial Services)	225	3,555
Forestar Group, Inc.* (Real Estate Management & Development)	150	2,573
FormFactor, Inc.* (Semiconductors & Semiconductor Equipment)	250	3,100
Fortress Biotech, Inc.* (Biotechnology)	275	1,306
Forum Energy Technologies, Inc.* (Energy Equipment & Services)	225	3,510
Forward Air Corp. (Air Freight & Logistics)	100	5,327
Fossil Group, Inc.* (Textiles, Apparel & Luxury Goods)	200	2,070
Four Corners Property Trust, Inc. (Equity Real Estate Investment Trusts)	200	5,022
Fox Factory Holding Corp.* (Auto Components)	125	4,450
Francesca’s Holdings Corp.* (Specialty Retail)	175	1,915
Franklin Electric Co., Inc. (Machinery)	150	6,210
Franklin Street Properties Corp. (Equity Real Estate Investment Trusts)	350	3,878
Frank’s International NV (Energy Equipment & Services)	225	1,865
Fred’s, Inc.—Class A (Multiline Retail)	175	1,615
Fresh Del Monte Produce, Inc. (Food Products)	100	5,091
Freshpet, Inc.* (Food Products)	125	2,075
Frontier Communications Corp. (Diversified Telecommunication Services)	3,750	4,349
Frontline, Ltd. (Oil, Gas & Consumable Fuels)	350	2,006
FTI Consulting, Inc.* (Professional Services)	125	4,370
Fulton Financial Corp. (Banks)	500	9,499
FutureFuel Corp. (Chemicals)	125	1,886
GAIN Capital Holdings, Inc. (Capital Markets)	225	1,402
Gannett Co., Inc. (Media)	400	3,488
GasLog, Ltd. (Oil, Gas & Consumable Fuels)	150	2,288
Gastar Exploration, Inc.* (Oil, Gas & Consumable Fuels)	1,125	1,042
GATX Corp. (Trading Companies & Distributors)	125	8,034
GCP Applied Technologies, Inc.* (Chemicals)	225	6,863
Gener8 Maritime, Inc.* (Oil, Gas & Consumable Fuels)	275	1,565
Generac Holdings, Inc.* (Electrical Equipment)	175	6,323
General Cable Corp. (Electrical Equipment)	175	2,861
General Communication, Inc.*—Class A (Diversified Telecommunication Services)	100	3,664
Genesis Healthcare, Inc.* (Health Care Providers & Services)	525	914
GenMark Diagnostics, Inc.* (Health Care Equipment & Supplies)	175	2,070
Genocea Biosciences, Inc.* (Biotechnology)	225	1,175
Gentherm, Inc.* (Auto Components)	125	4,850
Genworth Financial, Inc.*—Class A (Insurance)	1,550	5,844
Geron Corp.* (Biotechnology)	675	1,870
Getty Realty Corp. (Equity Real Estate Investment Trusts)	100	2,510
Gibraltar Industries, Inc.* (Building Products)	100	3,565
Gigamon, Inc.* (Software)	125	4,919
G-III Apparel Group, Ltd.* (Textiles, Apparel & Luxury Goods)	150	3,743
Glacier Bancorp, Inc. (Banks)	225	8,237
Gladstone Commercial Corp. (Equity Real Estate Investment Trusts)	100	2,179
Glaukos Corp.* (Health Care Equipment & Supplies)	100	4,147
Global Blood Therapeutics, Inc.* (Biotechnology)	125	3,419
Global Eagle Entertainment, Inc.* (Media)	400	1,424
Global Net Lease, Inc. (Equity Real Estate Investment Trusts)	225	5,004
Globalstar, Inc.* (Diversified Telecommunication Services)	1,550	3,302
Globus Medical, Inc.*—Class A (Health Care Equipment & Supplies)	225	7,459
Glu Mobile, Inc.* (Software)	575	1,438
Gms, Inc.* (Trading Companies & Distributors)	75	2,108
GNC Holdings, Inc.—Class A (Specialty Retail)	275	2,318
Gogo, Inc.* (Internet Software & Services)	225	2,594
Golar LNG, Ltd. (Oil, Gas & Consumable Fuels)	300	6,674
Gold Resource Corp. (Metals & Mining)	325	1,326
GoPro, Inc.*—Class A (Household Durables)	375	3,049
Government Properties Income Trust (Equity Real Estate Investment Trusts)	225	4,120
Gramercy Property Trust, Inc. (Equity Real Estate Investment Trusts)	425	12,626
Grand Canyon Education, Inc.* (Diversified Consumer Services)	125	9,800
Granite Construction, Inc. (Construction & Engineering)	125	6,030
Gray Television, Inc.* (Media)	225	3,083
Great Lakes Dredge & Dock Corp.* (Construction & Engineering)	325	1,398
Great Western Bancorp, Inc. (Banks)	175	7,142
Green Dot Corp.*—Class A (Consumer Finance)	150	5,780
Green Plains, Inc. (Oil, Gas & Consumable Fuels)	125	2,569
Greenhill & Co., Inc. (Capital Markets)	100	2,010
Greenlight Capital Re, Ltd.*—Class A (Insurance)	125	2,613
Greif, Inc.—Class A (Containers & Packaging)	75	4,184
Griffon Corp. (Building Products)	100	2,195
Groupon, Inc.* (Internet & Direct Marketing Retail)	1,150	4,416
GrubHub, Inc.* (Internet Software & Services)	250	10,899

See accompanying notes to financial statements.

24 :: ProFund VP Small-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
GTT Communications, Inc.* (Internet Software & Services)	100	$3,165
Guaranty BanCorp (Banks)	100	2,720
GUESS?, Inc. (Specialty Retail)	225	2,876
H&E Equipment Services, Inc. (Trading Companies & Distributors)	125	2,551
H.B. Fuller Co. (Chemicals)	150	7,667
Haemonetics Corp.* (Health Care Equipment & Supplies)	150	5,924
Halcon Resources Corp.* (Oil, Gas & Consumable Fuels)	300	1,362
Halozyme Therapeutics, Inc.* (Biotechnology)	350	4,487
Halyard Health, Inc.* (Health Care Equipment & Supplies)	150	5,892
Hancock Holding Co. (Banks)	250	12,249
Hanmi Financial Corp. (Banks)	100	2,845
Hannon Armstrong Sustainable, Inc. (Mortgage Real Estate Investment Trusts)	175	4,002
Harmonic, Inc.* (Communications Equipment)	350	1,838
Harsco Corp.* (Machinery)	250	4,025
Hawaiian Holdings, Inc.* (Airlines)	150	7,043
HC2 Holdings, Inc. (Construction & Engineering)	225	1,323
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	325	11,098
Healthcare Services Group, Inc. (Commercial Services & Supplies)	200	9,365
HealthEquity, Inc.* (Health Care Providers & Services)	150	7,474
HealthSouth Corp. (Health Care Providers & Services)	250	12,099
HealthStream, Inc.* (Health Care Technology)	100	2,632
Heartland Express, Inc. (Road & Rail)	175	3,644
Heartland Financial USA, Inc. (Banks)	75	3,533
Hecla Mining Co. (Metals & Mining)	1,200	6,120
Helen of Troy, Ltd.* (Household Durables)	75	7,057
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	500	2,820
Herc Holdings, Inc.* (Trading Companies & Distributors)	75	2,949
Heritage Commerce Corp. (Banks)	150	2,067
Heritage Financial Corp. (Banks)	100	2,650
Heritage Insurance Holdings, Inc. (Insurance)	125	1,628
Herman Miller, Inc. (Commercial Services & Supplies)	175	5,320
Heron Therapeutics, Inc.* (Biotechnology)	175	2,424
Hersha Hospitality Trust (Equity Real Estate Investment Trusts)	150	2,777
Hertz Global Holdings, Inc.* (Road & Rail)	225	2,588
HFF, Inc.—Class A (Real Estate Management & Development)	125	4,346
Hill International, Inc.* (Professional Services)	250	1,300
Hillenbrand, Inc. (Machinery)	200	7,219
Hilltop Holdings, Inc. (Banks)	225	5,897
HMS Holdings Corp.* (Health Care Technology)	275	5,088
HNI Corp. (Commercial Services & Supplies)	125	4,984
Home BancShares, Inc. (Banks)	375	9,337
HomeStreet, Inc.* (Thrifts & Mortgage Finance)	100	2,768
Hope Bancorp, Inc. (Banks)	400	7,460
Horace Mann Educators Corp. (Insurance)	125	4,725
Horizon Global Corp.* (Auto Components)	125	1,795
Horizon Pharma PLC* (Pharmaceuticals)	500	5,935
Hortonworks, Inc.* (Internet Software & Services)	175	2,254
Hostess Brands, Inc.* (Food Products)	250	4,025
Houghton Mifflin Harcourt Co.* (Diversified Consumer Services)	325	3,998
Hovnanian Enterprises, Inc.*—Class A (Household Durables)	675	1,890
HRG Group, Inc.* (Household Products)	350	6,198
HSN, Inc. (Internet & Direct Marketing Retail)	100	3,190
Hub Group, Inc.*—Class A (Air Freight & Logistics)	100	3,835
Hubspot, Inc.* (Software)	100	6,575
Hudson Technologies, Inc.* (Commercial Services & Supplies)	200	1,690
Huttig Building Products, Inc.* (Trading Companies & Distributors)	175	1,227
IBERIABANK Corp. (Banks)	150	12,224
Iconix Brand Group, Inc.* (Textiles, Apparel & Luxury Goods)	250	1,728
IDACORP, Inc. (Electric Utilities)	150	12,802
Idera Pharmaceuticals, Inc.* (Biotechnology)	750	1,290
Ignyta, Inc.* (Biotechnology)	225	2,329
II-VI, Inc.* (Electronic Equipment, Instruments & Components)	175	6,003
ILG, Inc. (Hotels, Restaurants & Leisure)	325	8,933
IMAX Corp.* (Media)	175	3,850
Immersion Corp.* (Technology Hardware, Storage & Peripherals)	175	1,589
ImmunoGen, Inc.* (Biotechnology)	400	2,844
Immunomedics, Inc.* (Biotechnology)	375	3,311
Impax Laboratories, Inc.* (Pharmaceuticals)	250	4,025
Imperva, Inc.* (Software)	100	4,785
INC Research Holdings, Inc.*—Class A (Life Sciences Tools & Services)	150	8,775
Independence Contract Drilling, Inc.* (Energy Equipment & Services)	275	1,070
Independence Realty Trust, Inc. (Equity Real Estate Investment Trusts)	275	2,714
Independent Bank Corp. (Banks)	75	4,999
Infinera Corp.* (Communications Equipment)	450	4,802
Information Services Group, Inc.* (IT Services)	275	1,130
InfraREIT, Inc. (Equity Real Estate Investment Trusts)	150	2,873
Ingevity Corp.* (Chemicals)	125	7,175
InnerWorkings, Inc.* (Commercial Services & Supplies)	200	2,320
Innospec, Inc. (Chemicals)	75	4,916
Innoviva, Inc.* (Pharmaceuticals)	275	3,520
Inovalon Holdings, Inc.* (Health Care Technology)	225	2,959
Inovio Pharmaceuticals, Inc.* (Biotechnology)	275	2,156
Inphi Corp.* (Semiconductors & Semiconductor Equipment)	125	4,288
Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	125	4,999
Insmed, Inc.* (Biotechnology)	225	3,861
Insulet Corp.* (Health Care Equipment & Supplies)	175	8,979
Insys Therapeutics, Inc.* (Biotechnology)	125	1,581
Integer Holdings Corp.* (Health Care Equipment & Supplies)	100	4,325
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	175	9,538
Integrated Device Technology, Inc.* (Semiconductors & Semiconductor Equipment)	400	10,316
Intelsat S.A.* (Diversified Telecommunication Services)	325	995

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Small-Cap :: 25

Common Stocks, continued

	Shares	Value
InterDigital, Inc. (Communications Equipment)	100	$7,730
Interface, Inc. (Commercial Services & Supplies)	200	3,930
Internap Corp.* (Internet Software & Services)	450	1,652
International Bancshares Corp. (Banks)	175	6,134
International Seaways, Inc.* (Oil, Gas & Consumable Fuels)	125	2,709
International Speedway Corp.—Class A (Hotels, Restaurants & Leisure)	100	3,755
Intersect ENT, Inc.* (Pharmaceuticals)	100	2,795
Intra-Cellular Therapies, Inc.* (Pharmaceuticals)	175	2,174
Intrepid Potash, Inc.* (Chemicals)	550	1,243
Invacare Corp. (Health Care Equipment & Supplies)	150	1,980
Invesco Mortgage Capital, Inc. (Mortgage Real Estate Investment Trusts)	350	5,848
Investment Technology Group, Inc. (Capital Markets)	125	2,655
Investors Bancorp, Inc. (Banks)	750	10,019
Investors Real Estate Trust (Equity Real Estate Investment Trusts)	450	2,795
Invitae Corp.* (Biotechnology)	175	1,673
Iovance Biotherapeutics, Inc.* (Biotechnology)	275	2,021
Iridium Communications, Inc.* (Diversified Telecommunication Services)	300	3,315
iRobot Corp.* (Household Durables)	75	6,311
Ironwood Pharmaceuticals, Inc.* (Biotechnology)	400	7,551
iStar Financial, Inc.* (Equity Real Estate Investment Trusts)	250	3,010
Iteris, Inc.* (Electronic Equipment, Instruments & Components)	200	1,244
Itron, Inc.* (Electronic Equipment, Instruments & Components)	100	6,775
IXYS Corp.* (Semiconductors & Semiconductor Equipment)	125	2,056
J.C. Penney Co., Inc.* (Multiline Retail)	1,000	4,650
j2 Global, Inc. (Internet Software & Services)	125	10,635
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	100	9,849
Jagged Peak Energy, Inc.* (Oil, Gas & Consumable Fuels)	150	2,003
John Bean Technologies Corp. (Machinery)	100	9,799
Jones Energy, Inc.*—Class A (Oil, Gas & Consumable Fuels)	525	840
K12, Inc.* (Diversified Consumer Services)	125	2,240
K2M Group Holdings, Inc.* (Health Care Equipment & Supplies)	150	3,654
Kaman Corp.—Class A (Trading Companies & Distributors)	75	3,740
KapStone Paper & Packaging Corp. (Paper & Forest Products)	275	5,673
Karyopharm Therapeutics, Inc.* (Biotechnology)	175	1,584
KB Home (Household Durables)	250	5,993
KBR, Inc. (Construction & Engineering)	450	6,849
KCG Holdings, Inc.*—Class A (Capital Markets)	200	3,988
Keane Group, Inc.* (Energy Equipment & Services)	125	2,000
Kearny Financial Corp. (Thrifts & Mortgage Finance)	275	4,084
Kelly Services, Inc.—Class A (Professional Services)	125	2,806
KEMET Corp.* (Electronic Equipment, Instruments & Components)	175	2,240
Kemper Corp. (Insurance)	125	4,825
Kennametal, Inc. (Machinery)	225	8,419
Kennedy-Wilson Holdings, Inc. (Real Estate Management & Development)	275	5,239
Keryx Biopharmaceuticals, Inc.* (Biotechnology)	325	2,350
Kforce, Inc. (Professional Services)	100	1,960
Kimball Electronics, Inc.* (Electronic Equipment, Instruments & Components)	125	2,256
Kimball International, Inc.—Class B (Commercial Services & Supplies)	150	2,504
Kindred Healthcare, Inc. (Health Care Providers & Services)	300	3,495
Kite Pharma, Inc.* (Biotechnology)	150	15,550
Kite Realty Group Trust (Equity Real Estate Investment Trusts)	250	4,733
Klondex Mines, Ltd.* (Metals & Mining)	675	2,275
KLX, Inc.* (Aerospace & Defense)	150	7,499
Knight Transportation, Inc. (Road & Rail)	225	8,335
Knoll, Inc. (Commercial Services & Supplies)	175	3,509
Knowles Corp.* (Electronic Equipment, Instruments & Components)	275	4,653
Kopin Corp.* (Semiconductors & Semiconductor Equipment)	375	1,391
Korn/Ferry International (Professional Services)	150	5,180
Kraton Performance Polymers, Inc.* (Chemicals)	100	3,444
Kratos Defense & Security Solutions, Inc.* (Aerospace & Defense)	250	2,968
La Quinta Holdings, Inc.* (Hotels, Restaurants & Leisure)	275	4,062
Ladder Capital Corp. (Mortgage Real Estate Investment Trusts)	250	3,353
Ladenburg Thalmann Financial Services, Inc.* (Capital Markets)	575	1,403
Lakeland Bancorp, Inc. (Banks)	150	2,828
Lakeland Financial Corp. (Banks)	75	3,441
Landec Corp.* (Food Products)	125	1,856
Lannett Co., Inc.* (Pharmaceuticals)	125	2,550
Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)	125	2,206
LaSalle Hotel Properties (Equity Real Estate Investment Trusts)	325	9,684
Lattice Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	450	2,997
Laureate Education, Inc.*—Class A (Diversified Consumer Services)	150	2,630
La-Z-Boy, Inc. (Household Durables)	150	4,875
LCI Industries (Auto Components)	75	7,680
LegacyTexas Financial Group, Inc. (Banks)	150	5,720
LendingClub Corp.* (Consumer Finance)	975	5,372
Lexicon Pharmaceuticals, Inc.* (Biotechnology)	150	2,468
Lexington Realty Trust (Equity Real Estate Investment Trusts)	650	6,442
Liberty Braves Group*—Class C (Media)	125	2,996
Liberty TripAdvisor Holdings, Inc.*—Class A (Internet & Direct Marketing Retail)	250	2,900
Lilis Energy, Inc.* (Oil, Gas & Consumable Fuels)	275	1,348
Limelight Networks, Inc.* (Internet Software & Services)	450	1,301
Liquidity Services, Inc.* (Internet Software & Services)	175	1,111
Lithia Motors, Inc.—Class A (Specialty Retail)	75	7,067
LivaNova PLC* (Health Care Equipment & Supplies)	150	9,182
LivePerson, Inc.* (Internet Software & Services)	200	2,200
Louisiana-Pacific Corp.* (Paper & Forest Products)	425	10,247

See accompanying notes to financial statements.

26 :: ProFund VP Small-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
LSC Communications, Inc. (Commercial Services & Supplies)	125	$2,675
LSI Industries, Inc. (Electrical Equipment)	150	1,358
LTC Properties, Inc. (Equity Real Estate Investment Trusts)	125	6,424
Lumber Liquidators Holdings, Inc.* (Specialty Retail)	100	2,506
Lumentum Holdings, Inc.* (Communications Equipment)	175	9,983
Luminex Corp. (Life Sciences Tools & Services)	150	3,168
M.D.C. Holdings, Inc. (Household Durables)	125	4,416
M/A-COM Technology Solutions Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	125	6,971
M/I Homes, Inc.* (Household Durables)	100	2,855
Macatawa Bank Corp. (Banks)	150	1,431
Mack-Cali Realty Corp. (Equity Real Estate Investment Trusts)	275	7,464
MacroGenics, Inc.* (Biotechnology)	125	2,189
Magellan Health, Inc.* (Health Care Providers & Services)	75	5,468
Maiden Holdings, Ltd. (Insurance)	250	2,775
MainSource Financial Group, Inc. (Banks)	100	3,351
ManTech International Corp.—Class A (IT Services)	100	4,138
MarineMax, Inc.* (Specialty Retail)	100	1,955
Marten Transport, Ltd. (Road & Rail)	100	2,740
Masimo Corp.* (Health Care Equipment & Supplies)	125	11,397
Masonite International Corp.* (Building Products)	100	7,549
MasTec, Inc.* (Construction & Engineering)	200	9,029
Matador Resources Co.* (Oil, Gas & Consumable Fuels)	275	5,876
Matinas BioPharma Holdings, Inc.* (Biotechnology)	450	761
Matrix Service Co.* (Energy Equipment & Services)	150	1,403
Matson, Inc. (Marine)	150	4,505
Matthews International Corp.—Class A (Commercial Services & Supplies)	100	6,125
MAXIMUS, Inc. (IT Services)	175	10,960
MaxLinear, Inc.*—Class A (Semiconductors & Semiconductor Equipment)	200	5,578
Maxwell Technologies, Inc.* (Electronic Equipment, Instruments & Components)	225	1,348
MB Financial, Inc. (Banks)	225	9,908
MBIA, Inc.* (Insurance)	425	4,008
McDermott International, Inc.* (Energy Equipment & Services)	875	6,273
McGrath RentCorp (Commercial Services & Supplies)	75	2,597
MDC Partners, Inc.—Class A (Media)	250	2,475
Medequities Realty Trust, Inc. (Equity Real Estate Investment Trusts)	150	1,893
MediciNova, Inc.* (Biotechnology)	225	1,184
Medidata Solutions, Inc.* (Health Care Technology)	150	11,729
Mercury Systems, Inc.* (Aerospace & Defense)	150	6,314
Meredith Corp. (Media)	125	7,430
Meridian Bancorp, Inc. (Thrifts & Mortgage Finance)	175	2,958
Meridian Bioscience, Inc. (Health Care Equipment & Supplies)	150	2,363
Merit Medical Systems, Inc.* (Health Care Equipment & Supplies)	150	5,723
Meritage Homes Corp.* (Household Durables)	125	5,275
Meritor, Inc.* (Machinery)	275	4,568
Merrimack Pharmaceuticals, Inc. (Biotechnology)	900	1,116
Methode Electronics, Inc. (Electronic Equipment, Instruments & Components)	125	5,150
MGE Energy, Inc. (Electric Utilities)	100	6,435
MGIC Investment Corp.* (Thrifts & Mortgage Finance)	1,075	12,039
MicroVision, Inc.* (Electronic Equipment, Instruments & Components)	600	1,272
Milacron Holdings Corp.* (Machinery)	150	2,639
MiMedx Group, Inc.* (Biotechnology)	325	4,865
Mindbody, Inc.* (Internet Software & Services)	125	3,400
Minerals Technologies, Inc. (Chemicals)	100	7,320
Minerva Neurosciences, Inc.* (Biotechnology)	150	1,328
Mitek System, Inc.* (Software)	175	1,470
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	150	10,095
Mobile Mini, Inc. (Commercial Services & Supplies)	150	4,478
MobileIron, Inc.* (Software)	275	1,664
Model N, Inc.* (Software)	125	1,663
Modine Manufacturing Co.* (Auto Components)	175	2,896
Moelis & Co. (Capital Markets)	75	2,914
Molina Healthcare, Inc.* (Health Care Providers & Services)	125	8,647
Momenta Pharmaceuticals, Inc.* (Biotechnology)	250	4,225
MoneyGram International, Inc.* (IT Services)	125	2,156
Monmouth Real Estate Investment Corp.— Class A (Equity Real Estate Investment Trusts)	225	3,386
Monogram Residential Trust, Inc. (Equity Real Estate Investment Trusts)	525	5,098
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	125	12,049
Monotype Imaging Holdings, Inc. (Software)	150	2,745
Monro Muffler Brake, Inc. (Specialty Retail)	100	4,175
Moog, Inc.*—Class A (Aerospace & Defense)	100	7,171
MRC Global, Inc.* (Trading Companies & Distributors)	275	4,543
MSA Safety, Inc. (Commercial Services & Supplies)	100	8,117
MSG Networks, Inc.*—Class A (Media)	200	4,490
MTGE Investment Corp. (Mortgage Real Estate Investment Trusts)	175	3,290
Mueller Industries, Inc. (Machinery)	175	5,329
Mueller Water Products, Inc.—Class A (Machinery)	475	5,548
Myriad Genetics, Inc.* (Biotechnology)	200	5,168
Nanometrics, Inc.* (Semiconductors & Semiconductor Equipment)	100	2,529
Nantkwest, Inc.* (Biotechnology)	225	1,708
Natera, Inc.* (Biotechnology)	150	1,629
National Bank Holdings Corp. (Banks)	100	3,311
National CineMedia, Inc. (Media)	275	2,041
National General Holdings Corp. (Insurance)	175	3,693
National Health Investors, Inc. (Equity Real Estate Investment Trusts)	125	9,899
National Storage Affiliates Trust (Equity Real Estate Investment Trusts)	150	3,467

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Small-Cap :: 27

Common Stocks, continued

	Shares	Value
Nationstar Mortgage Holdings, Inc.* (Thrifts & Mortgage Finance)	125	$2,236
Natus Medical, Inc.* (Health Care Equipment & Supplies)	100	3,730
Nautilus, Inc.* (Leisure Products)	125	2,394
Navigant Consulting, Inc.* (Professional Services)	175	3,458
Navios Maritime Acquisition Corp. (Oil, Gas & Consumable Fuels)	725	1,066
Navios Maritime Holdings, Inc.* (Marine)	850	1,165
Navistar International Corp.* (Machinery)	150	3,935
NBT Bancorp, Inc. (Banks)	125	4,619
NCI Building Systems, Inc.* (Building Products)	150	2,505
Nektar Therapeutics* (Pharmaceuticals)	450	8,797
Neogen Corp.* (Health Care Equipment & Supplies)	100	6,911
NeoGenomics, Inc.* (Life Sciences Tools & Services)	250	2,240
NeoPhotonics Corp.* (Semiconductors & Semiconductor Equipment)	175	1,351
NETGEAR, Inc.* (Communications Equipment)	100	4,310
NetScout Systems, Inc.* (Communications Equipment)	250	8,599
NeuStar, Inc.*—Class A (IT Services)	175	5,836
Nevro Corp.* (Health Care Equipment & Supplies)	75	5,582
New Jersey Resources Corp. (Gas Utilities)	250	9,925
New Media Investment Group, Inc. (Media)	200	2,696
New Relic, Inc.* (Internet Software & Services)	100	4,301
New Senior Investment Group, Inc. (Equity Real Estate Investment Trusts)	300	3,015
New York Mortgage Trust, Inc. (Mortgage Real Estate Investment Trusts)	425	2,644
Newpark Resources, Inc.* (Energy Equipment & Services)	325	2,389
NewStar Financial, Inc. (Diversified Financial Services)	150	1,575
Nexeo Solutions, Inc.* (Trading Companies & Distributors)	150	1,245
Nexstar Broadcasting Group, Inc.—Class A (Media)	125	7,474
NIC, Inc. (Internet Software & Services)	200	3,790
NMI Holdings, Inc.*—Class A (Thrifts & Mortgage Finance)	225	2,576
NN, Inc. (Machinery)	100	2,745
Noble Corp. PLC (Energy Equipment & Services)	850	3,077
Nordic American Tankers, Ltd. (Oil, Gas & Consumable Fuels)	400	2,536
Northfield Bancorp, Inc. (Thrifts & Mortgage Finance)	150	2,573
NorthStar Realty Europe Corp. (Equity Real Estate Investment Trusts)	200	2,536
Northwest Bancshares, Inc. (Thrifts & Mortgage Finance)	300	4,683
Northwest Natural Gas Co. (Gas Utilities)	100	5,985
NorthWestern Corp. (Multi-Utilities)	150	9,153
Novanta, Inc.* (Electronic Equipment, Instruments & Components)	100	3,600
Novavax, Inc.* (Biotechnology)	1,475	1,696
Novocure, Ltd.* (Health Care Equipment & Supplies)	200	3,460
NOW, Inc.* (Trading Companies & Distributors)	325	5,226
NRG Yield, Inc.—Class A (Independent Power & Renewable Electricity Producers)	125	2,133
NRG Yield, Inc.—Class C (Independent Power & Renewable Electricity Producers)	225	3,960
Nutanix, Inc.* (Internet Software & Services)	125	2,519
Nutrisystem, Inc. (Internet & Direct Marketing Retail)	100	5,205
NuVasive, Inc.* (Health Care Equipment & Supplies)	150	11,537
NxStage Medical, Inc.* (Health Care Equipment & Supplies)	200	5,014
Nymox Pharmaceutical Corp.* (Biotechnology)	275	1,210
Oasis Petroleum, Inc.* (Oil, Gas & Consumable Fuels)	700	5,634
Oceanfirst Financial Corp. (Thrifts & Mortgage Finance)	100	2,712
Oclaro, Inc.* (Communications Equipment)	525	4,904
Ocwen Financial Corp.* (Thrifts & Mortgage Finance)	550	1,480
Office Depot, Inc. (Specialty Retail)	1,500	8,459
OFG Bancorp (Banks)	200	2,000
Oil States International, Inc.* (Energy Equipment & Services)	175	4,751
Old National Bancorp (Banks)	400	6,900
Old Second Bancorp, Inc. (Banks)	150	1,733
Ollie’s Bargain Outlet Holdings, Inc.* (Multiline Retail)	150	6,390
OM Asset Management PLC (Capital Markets)	200	2,972
Omeros Corp.* (Pharmaceuticals)	150	2,986
Omnicell, Inc.* (Health Care Technology)	125	5,388
OMNOVA Solutions, Inc.* (Chemicals)	200	1,950
On Assignment, Inc.* (Professional Services)	150	8,122
On Deck Capital, Inc.* (Diversified Financial Services)	300	1,398
ONE Gas, Inc. (Gas Utilities)	150	10,471
OraSure Technologies, Inc.* (Health Care Equipment & Supplies)	200	3,452
ORBCOMM, Inc.* (Diversified Telecommunication Services)	250	2,825
Orchid Island Capital, Inc. (Mortgage Real Estate Investment Trusts)	175	1,726
Organovo Holdings, Inc.* (Biotechnology)	550	1,447
Orion Marine Group, Inc.* (Construction & Engineering)	175	1,307
Oritani Financial Corp. (Thrifts & Mortgage Finance)	150	2,558
Ormat Technologies, Inc. (Independent Power & Renewable Electricity Producers)	125	7,335
Otonomy, Inc.* (Biotechnology)	125	2,356
Otter Tail Corp. (Electric Utilities)	125	4,950
Overseas Shipholding Group, Inc.*—Class A (Oil, Gas & Consumable Fuels)	400	1,064
Owens & Minor, Inc. (Health Care Providers & Services)	175	5,633
P.H. Glatfelter Co. (Paper & Forest Products)	150	2,931
Pacific Biosciences of California, Inc.* (Life Sciences Tools & Services)	450	1,602
Pacific Ethanol, Inc.* (Oil, Gas & Consumable Fuels)	225	1,406
Pacific Premier Bancorp, Inc.* (Banks)	125	4,613
Pacira Pharmaceuticals, Inc.* (Pharmaceuticals)	125	5,963
Papa John’s International, Inc. (Hotels, Restaurants & Leisure)	75	5,382
Par Pacific Holdings, Inc.* (Oil, Gas & Consumable Fuels)	125	2,255
Paratek Pharmaceuticals, Inc.* (Pharmaceuticals)	100	2,410

See accompanying notes to financial statements.

28 :: ProFund VP Small-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
PAREXEL International Corp.* (Life Sciences Tools & Services)	150	$13,037
Park Sterling Corp. (Banks)	200	2,376
Parker Drilling Co.* (Energy Equipment & Services)	900	1,215
Parkway, Inc. (Equity Real Estate Investment Trusts)	150	3,434
Party City Holdco, Inc.* (Specialty Retail)	125	1,956
Pattern Energy Group, Inc. (Independent Power & Renewable Electricity Producers)	225	5,364
Paycom Software, Inc.* (Software)	150	10,261
Paylocity Holding Corp.* (Software)	75	3,389
PDC Energy, Inc.* (Oil, Gas & Consumable Fuels)	200	8,621
PDF Solutions, Inc.* (Semiconductors & Semiconductor Equipment)	125	2,056
PDL BioPharma, Inc.* (Biotechnology)	750	1,853
Peabody Energy Corp.* (Oil, Gas & Consumable Fuels)	150	3,668
Pebblebrook Hotel Trust (Equity Real Estate Investment Trusts)	200	6,448
Pegasystems, Inc. (Software)	100	5,835
Penn National Gaming, Inc.* (Hotels, Restaurants & Leisure)	250	5,350
Pennsylvania Real Estate Investment Trust (Equity Real Estate Investment Trusts)	250	2,830
PennyMac Mortgage Investment Trust (Mortgage Real Estate Investment Trusts)	225	4,115
Penumbra, Inc.* (Health Care Equipment & Supplies)	100	8,775
Perficient, Inc.* (IT Services)	125	2,330
Performance Food Group Co.* (Food & Staples Retailing)	225	6,165
PGT, Inc.* (Building Products)	200	2,560
PharMerica Corp.* (Health Care Providers & Services)	100	2,625
PHH Corp.* (Thrifts & Mortgage Finance)	200	2,754
Photronics, Inc.* (Semiconductors & Semiconductor Equipment)	250	2,350
Physicians Realty Trust (Equity Real Estate Investment Trusts)	450	9,062
Pier 1 Imports, Inc. (Specialty Retail)	350	1,817
Pieris Pharmaceuticals, Inc.* (Biotechnology)	275	1,392
Pinnacle Entertainment, Inc.* (Hotels, Restaurants & Leisure)	175	3,458
Pioneer Energy Services Corp.* (Energy Equipment & Services)	550	1,128
Pixelworks, Inc.* (Semiconductors & Semiconductor Equipment)	225	1,033
Planet Fitness, Inc. (Hotels, Restaurants & Leisure)	250	5,835
Planet Payment, Inc.* (IT Services)	325	1,073
Plantronics, Inc. (Communications Equipment)	100	5,231
Plexus Corp.* (Electronic Equipment, Instruments & Components)	100	5,257
Plug Power, Inc.* (Electrical Equipment)	950	1,938
PNM Resources, Inc. (Electric Utilities)	225	8,606
PolyOne Corp. (Chemicals)	250	9,684
Portland General Electric Co. (Electric Utilities)	250	11,423
Portola Pharmaceuticals, Inc.* (Biotechnology)	150	8,425
Potlatch Corp. (Equity Real Estate Investment Trusts)	125	5,713
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	100	7,290
PRA Group, Inc.* (Consumer Finance)	150	5,685
PRA Health Sciences, Inc.* (Life Sciences Tools & Services)	125	9,376
Preferred Apartment Communities, Inc.— Class A (Equity Real Estate Investment Trusts)	125	1,969
Prestige Brands Holdings, Inc.* (Pharmaceuticals)	150	7,921
Primerica, Inc. (Insurance)	125	9,468
Primo Water Corp.* (Beverages)	125	1,588
Primoris Services Corp. (Construction & Engineering)	125	3,118
Progenics Pharmaceuticals, Inc.* (Biotechnology)	300	2,037
Progress Software Corp. (Software)	150	4,634
Proofpoint, Inc.* (Software)	125	10,853
Propetro Holding Corp.* (Energy Equipment & Services)	125	1,745
PROS Holdings, Inc.* (Software)	100	2,739
Prothena Corp. PLC* (Biotechnology)	125	6,764
Proto Labs, Inc.* (Machinery)	75	5,044
Provident Financial Services, Inc. (Thrifts & Mortgage Finance)	200	5,076
PTC Therapeutics, Inc.* (Biotechnology)	125	2,291
Puma Biotechnology, Inc.* (Biotechnology)	75	6,554
Pure Storage, Inc.*—Class A (Technology Hardware, Storage & Peripherals)	300	3,843
Q2 Holdings, Inc.* (Internet Software & Services)	100	3,695
QTS Realty Trust, Inc.—Class A (Equity Real Estate Investment Trusts)	150	7,850
Quad/Graphics, Inc. (Commercial Services & Supplies)	125	2,865
Quality Care Properties* (Equity Real Estate Investment Trusts)	300	5,493
Quality Systems, Inc.* (Health Care Technology)	175	3,012
Qualys, Inc.* (Software)	100	4,080
Quanex Building Products Corp. (Building Products)	125	2,644
Quantum Corp.* (Technology Hardware, Storage & Peripherals)	175	1,367
Quidel Corp.* (Health Care Equipment & Supplies)	100	2,714
QuinStreet, Inc.* (Internet Software & Services)	300	1,251
Quotient Technology, Inc.* (Internet Software & Services)	275	3,163
Quotient, Ltd.* (Health Care Equipment & Supplies)	175	1,288
R. R. Donnelley & Sons Co. (Commercial Services & Supplies)	250	3,135
R1 RCM, Inc.* (Health Care Providers & Services)	450	1,688
Radian Group, Inc. (Thrifts & Mortgage Finance)	625	10,218
Radiant Logistics, Inc.* (Air Freight & Logistics)	250	1,345
RadiSys Corp.* (Electronic Equipment, Instruments & Components)	300	1,128
Radius Health, Inc.* (Biotechnology)	125	5,653
RadNet, Inc.* (Health Care Providers & Services)	200	1,550
RAIT Financial Trust (Equity Real Estate Investment Trusts)	575	1,259
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	350	4,001
Ramco-Gershenson Properties Trust (Equity Real Estate Investment Trusts)	275	3,548
Raven Industries, Inc. (Industrial Conglomerates)	125	4,163
Rayonier Advanced Materials, Inc. (Chemicals)	150	2,358
RealNetworks, Inc.* (Internet Software & Services)	225	974
RealPage, Inc.* (Software)	175	6,291
Red Rock Resorts, Inc.—Class A (Hotels, Restaurants & Leisure)	225	5,299

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Small-Cap :: 29

Common Stocks, continued

	Shares	Value
Redwood Trust, Inc. (Mortgage Real Estate Investment Trusts)	250	$4,259
Regenxbio, Inc.* (Biotechnology)	125	2,469
Regis Corp.* (Diversified Consumer Services)	175	1,797
Renasant Corp. (Banks)	125	5,468
Renewable Energy Group, Inc.* (Oil, Gas & Consumable Fuels)	175	2,266
Rent-A-Center, Inc. (Specialty Retail)	175	2,051
Repligen Corp.* (Biotechnology)	100	4,144
Republic First Bancorp, Inc.* (Banks)	200	1,850
Resource Capital Corp. (Mortgage Real Estate Investment Trusts)	150	1,526
Resources Connection, Inc. (Professional Services)	125	1,713
Restoration Hardware, Inc.* (Specialty Retail)	100	6,452
Retail Opportunity Investments Corp. (Equity Real Estate Investment Trusts)	325	6,237
Retrophin, Inc.* (Biotechnology)	150	2,909
Rexford Industrial Realty, Inc. (Equity Real Estate Investment Trusts)	200	5,488
Rexnord Corp.* (Machinery)	300	6,975
Rigel Pharmaceuticals, Inc.* (Biotechnology)	625	1,706
Ring Energy, Inc.* (Oil, Gas & Consumable Fuels)	175	2,275
RingCentral, Inc.*—Class A (Software)	200	7,310
RLI Corp. (Insurance)	125	6,827
RLJ Lodging Trust (Equity Real Estate Investment Trusts)	375	7,451
Roadrunner Transportation Systems, Inc.* (Road & Rail)	200	1,454
Rocket Fuel, Inc.* (Internet Software & Services)	375	1,031
Rockwell Medical, Inc.* (Health Care Equipment & Supplies)	225	1,784
Rowan Cos. PLC*—Class A (Energy Equipment & Services)	375	3,840
RPX Corp.* (Professional Services)	175	2,441
RTI Surgical, Inc.* (Health Care Equipment & Supplies)	300	1,755
Ruby Tuesday, Inc.* (Hotels, Restaurants & Leisure)	475	955
Rudolph Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	125	2,856
Rush Enterprises, Inc.*—Class A (Trading Companies & Distributors)	100	3,718
Ruth’s Hospitality Group, Inc. (Hotels, Restaurants & Leisure)	125	2,719
Ryman Hospitality Properties, Inc. (Equity Real Estate Investment Trusts)	125	8,001
S&T Bancorp, Inc. (Banks)	125	4,483
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts)	200	4,820
Safe Bulkers, Inc.* (Marine)	450	1,031
Sage Therapeutics, Inc.* (Biotechnology)	100	7,963
Saia, Inc.* (Road & Rail)	75	3,848
Sanchez Energy Corp.* (Oil, Gas & Consumable Fuels)	300	2,154
SandRidge Energy, Inc.* (Oil, Gas & Consumable Fuels)	125	2,151
Sandy Spring Bancorp, Inc. (Banks)	75	3,050
Sangamo BioSciences, Inc.* (Biotechnology)	300	2,640
Sanmina Corp.* (Electronic Equipment, Instruments & Components)	225	8,573
Sarepta Therapeutics, Inc.* (Biotechnology)	175	5,898
ScanSource, Inc.* (Electronic Equipment, Instruments & Components)	75	3,023
Schneider National, Inc.—Class B (Road & Rail)	125	2,796
Schnitzer Steel Industries, Inc.—Class A (Metals & Mining)	100	2,520
Scholastic Corp. (Media)	100	4,359
Schweitzer-Mauduit International, Inc. (Paper & Forest Products)	100	3,723
SciClone Pharmaceuticals, Inc.* (Pharmaceuticals)	200	2,200
Science Applications International Corp. (IT Services)	125	8,678
Scientific Games Corp.*—Class A (Hotels, Restaurants & Leisure)	175	4,568
Scorpio Bulkers, Inc.* (Marine)	275	1,952
Scorpio Tankers, Inc. (Oil, Gas & Consumable Fuels)	650	2,581
Seacoast Banking Corp. of Florida* (Banks)	150	3,615
SeaWorld Entertainment, Inc. (Hotels, Restaurants & Leisure)	225	3,661
Select Comfort Corp.* (Specialty Retail)	125	4,436
Select Income REIT (Equity Real Estate Investment Trusts)	200	4,806
Select Medical Holdings Corp.* (Health Care Providers & Services)	350	5,373
Selective Insurance Group, Inc. (Insurance)	175	8,758
SemGroup Corp.—Class A (Oil, Gas & Consumable Fuels)	200	5,400
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	200	7,150
Sensient Technologies Corp. (Chemicals)	125	10,065
Sequential Brands Group, Inc.* (Textiles, Apparel & Luxury Goods)	300	1,197
Seritage Growth Properties—Class A (Equity Real Estate Investment Trusts)	75	3,146
ServiceSource International, Inc.* (IT Services)	400	1,552
ServisFirst Bancshares, Inc. (Banks)	150	5,534
Shenandoah Telecommunications Co. (Wireless Telecommunication Services)	150	4,605
Ship Finance International, Ltd. (Oil, Gas & Consumable Fuels)	225	3,060
ShoreTel, Inc.* (Communications Equipment)	300	1,740
Shutterfly, Inc.* (Internet & Direct Marketing Retail)	100	4,750
Sigma Designs, Inc.* (Semiconductors & Semiconductor Equipment)	225	1,316
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	125	8,544
Silver Spring Networks, Inc.* (Software)	175	1,974
Simmons First National Corp.—Class A (Banks)	100	5,290
Simpson Manufacturing Co., Inc. (Building Products)	125	5,464
Sinclair Broadcast Group, Inc.—Class A (Media)	225	7,402
Siteone Landscape Supply, Inc.* (Trading Companies & Distributors)	100	5,206
SkyWest, Inc. (Airlines)	150	5,265
Snyder’s-Lance, Inc. (Food Products)	250	8,654
Sonic Automotive, Inc.—Class A (Specialty Retail)	100	1,945
Sonic Corp. (Hotels, Restaurants & Leisure)	125	3,311
Sonus Networks, Inc.* (Communications Equipment)	225	1,674
Sotheby’s*—Class A (Diversified Consumer Services)	125	6,709
South Jersey Industries, Inc. (Gas Utilities)	225	7,688
South State Corp. (Banks)	75	6,428
Southside Bancshares, Inc. (Banks)	100	3,494

See accompanying notes to financial statements.

30 :: ProFund VP Small-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
Southwest Gas Corp. (Gas Utilities)	125	$9,133
Spartan Motors, Inc. (Auto Components)	175	1,549
SpartanNash Co. (Food & Staples Retailing)	125	3,245
Spectrum Pharmaceuticals, Inc.* (Biotechnology)	325	2,421
Spire, Inc. (Gas Utilities)	150	10,462
Sportsman’s Warehouse Holdings, Inc.* (Specialty Retail)	225	1,215
SPX Corp.* (Machinery)	150	3,774
SPX FLOW, Inc.* (Machinery)	125	4,610
SRC Energy, Inc.* (Oil, Gas & Consumable Fuels)	650	4,375
STAAR Surgical Co.* (Health Care Equipment & Supplies)	200	2,160
STAG Industrial, Inc. (Equity Real Estate Investment Trusts)	275	7,590
State Bank Financial Corp. (Banks)	125	3,390
State National Cos., Inc. (Insurance)	125	2,298
Steelcase, Inc.—Class A (Commercial Services & Supplies)	275	3,850
Sterling Bancorp (Banks)	375	8,719
Sterling Construction Co., Inc.* (Construction & Engineering)	150	1,961
Steven Madden, Ltd.* (Textiles, Apparel & Luxury Goods)	175	6,991
Stifel Financial Corp.* (Capital Markets)	200	9,195
Stoneridge, Inc.* (Auto Components)	125	1,926
Stratasys, Ltd.* (Technology Hardware, Storage & Peripherals)	175	4,079
Sucampo Pharmaceuticals, Inc.*—Class A (Pharmaceuticals)	150	1,575
Summit Hotel Properties, Inc. (Equity Real Estate Investment Trusts)	325	6,061
Summit Materials, Inc.*—Class A (Construction Materials)	325	9,383
Sun Hydraulics Corp. (Machinery)	75	3,200
SunCoke Energy, Inc.* (Metals & Mining)	250	2,725
SunPower Corp.* (Semiconductors & Semiconductor Equipment)	250	2,335
Sunrun, Inc.* (Electrical Equipment)	375	2,670
Sunstone Hotel Investors, Inc. (Equity Real Estate Investment Trusts)	650	10,477
Super Micro Computer, Inc.* (Technology Hardware, Storage & Peripherals)	125	3,081
Superior Energy Services, Inc.* (Energy Equipment & Services)	475	4,954
Superior Industries International, Inc. (Auto Components)	100	2,055
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	150	6,465
SUPERVALU, Inc.* (Food & Staples Retailing)	900	2,961
Swift Transportation Co.* (Road & Rail)	225	5,963
Sykes Enterprises, Inc.* (IT Services)	125	4,191
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	100	5,171
Synchronoss Technologies, Inc.* (Software)	175	2,879
Synergy Pharmaceuticals, Inc.* (Biotechnology)	800	3,560
SYNNEX Corp. (Electronic Equipment, Instruments & Components)	75	8,996
Syntel, Inc. (IT Services)	125	2,120
Tailored Brands, Inc. (Specialty Retail)	200	2,232
Taylor Morrison Home Corp.*—Class A (Household Durables)	200	4,802
Team, Inc.* (Commercial Services & Supplies)	100	2,345
Tech Data Corp.* (Electronic Equipment, Instruments & Components)	100	10,099
Teekay Corp. (Oil, Gas & Consumable Fuels)	275	1,834
Teekay Tankers, Ltd.—Class A (Oil, Gas & Consumable Fuels)	725	1,363
Teladoc, Inc.* (Health Care Providers & Services)	175	6,073
Telenav, Inc.* (Software)	175	1,418
Teligent, Inc.* (Pharmaceuticals)	200	1,830
Tellurian, Inc.* (Oil, Gas & Consumable Fuels)	225	2,257
Tenet Healthcare Corp.* (Health Care Providers & Services)	250	4,835
Tenneco, Inc. (Auto Components)	150	8,675
TerraForm Global, Inc.*—Class A (Independent Power & Renewable Electricity Producers)	400	2,020
Terraform Power, Inc.* (Independent Power & Renewable Electricity Producers)	275	3,300
Terreno Realty Corp. (Equity Real Estate Investment Trusts)	150	5,049
Tesco Corp.* (Energy Equipment & Services)	275	1,224
Tetra Tech, Inc. (Commercial Services & Supplies)	175	8,006
TETRA Technologies, Inc.* (Energy Equipment & Services)	550	1,535
Tetraphase Pharmaceuticals, Inc.* (Pharmaceuticals)	200	1,426
Texas Capital Bancshares, Inc.* (Banks)	150	11,609
Texas Roadhouse, Inc.—Class A (Hotels, Restaurants & Leisure)	200	10,189
Textainer Group Holdings, Ltd. (Trading Companies & Distributors)	125	1,813
TG Therapeutics, Inc.* (Biotechnology)	200	2,010
The Advisory Board Co.* (Professional Services)	125	6,437
The Andersons, Inc. (Food & Staples Retailing)	100	3,415
The Bancorp, Inc.* (Banks)	250	1,895
The Brink’s Co. (Commercial Services & Supplies)	125	8,374
The Buckle, Inc. (Specialty Retail)	125	2,225
The Cato Corp.—Class A (Specialty Retail)	100	1,759
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	125	6,288
The E.W. Scripps Co.*—Class A (Media)	200	3,562
The Ensign Group, Inc. (Health Care Providers & Services)	175	3,810
The Finish Line, Inc.—Class A (Specialty Retail)	150	2,126
The GEO Group, Inc. (Equity Real Estate Investment Trusts)	350	10,349
The Greenbrier Cos., Inc. (Machinery)	100	4,625
The Hackett Group, Inc. (IT Services)	125	1,938
The KEYW Holding Corp.* (Aerospace & Defense)	200	1,870
The Manitowoc Co., Inc.* (Machinery)	475	2,855
The Medicines Co.* (Pharmaceuticals)	200	7,601
The Meet Group, Inc.* (Internet Software & Services)	350	1,768
The New York Times Co.—Class A (Media)	375	6,638
The Rubicon Project, Inc.* (Software)	250	1,285
The Spectranetics Corp.* (Health Care Equipment & Supplies)	150	5,760
The St Joe Co.* (Real Estate Management & Development)	175	3,281
TherapeuticsMD, Inc.* (Pharmaceuticals)	600	3,162
Theravance Biopharma, Inc.* (Pharmaceuticals)	125	4,980
Thermon Group Holdings, Inc.* (Electrical Equipment)	125	2,396
Third Point Reinsurance, Ltd.* (Insurance)	275	3,823
Tier REIT, Inc. (Equity Real Estate Investment Trusts)	175	3,234
Tile Shop Holdings, Inc. (Specialty Retail)	125	2,581
Time, Inc. (Media)	325	4,664
TimkenSteel Corp.* (Metals & Mining)	150	2,306

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Small-Cap :: 31

Common Stocks, continued

	Shares	Value
Tiptree Financial, Inc.—Class A (Diversified Financial Services)	175	$1,234
Titan International, Inc. (Machinery)	200	2,402
Tivity Health, Inc.* (Health Care Providers & Services)	125	4,981
TiVo Corp. (Software)	350	6,528
TopBuild Corp.* (Household Durables)	125	6,633
TowneBank (Banks)	175	5,390
Travelport Worldwide, Ltd. (IT Services)	400	5,504
Tredegar Corp. (Chemicals)	125	1,906
Trevena, Inc.* (Biotechnology)	450	1,035
Trex Co., Inc.* (Building Products)	100	6,766
TRI Pointe Group, Inc.* (Household Durables)	475	6,265
TriMas Corp.* (Machinery)	150	3,128
TriNet Group, Inc.* (Professional Services)	125	4,093
Trinseo SA (Chemicals)	125	8,588
Triple-S Management Corp.* (Health Care Providers & Services)	100	1,691
Triton International, Ltd./Bermuda (Trading Companies & Distributors)	150	5,016
Triumph Group, Inc. (Aerospace & Defense)	150	4,740
Tronox, Ltd.—Class A (Chemicals)	225	3,402
TrueBlue, Inc.* (Professional Services)	150	3,975
TrueCar, Inc.* (Internet Software & Services)	200	3,986
TrustCo Bank Corp. (Thrifts & Mortgage Finance)	350	2,713
Trustmark Corp. (Banks)	200	6,432
TTM Technologies, Inc.* (Electronic Equipment, Instruments & Components)	300	5,208
Tutor Perini Corp.* (Construction & Engineering)	125	3,594
Twilio, Inc.* (Internet Software & Services)	200	5,822
U.S. Silica Holdings, Inc. (Energy Equipment & Services)	250	8,872
Ultra Clean Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	125	2,344
Ultra Petroleum Corp.* (Oil, Gas & Consumable Fuels)	600	6,509
Ultragenyx Pharmaceutical, Inc.* (Biotechnology)	125	7,763
UMB Financial Corp. (Banks)	125	9,357
UMH Properties, Inc. (Equity Real Estate Investment Trusts)	125	2,131
Umpqua Holdings Corp. (Banks)	625	11,474
Union Bankshares Corp. (Banks)	125	4,238
Unisys Corp.* (IT Services)	200	2,560
Unit Corp.* (Energy Equipment & Services)	175	3,278
United Bankshares, Inc. (Banks)	300	11,759
United Community Banks, Inc. (Banks)	225	6,255
United Community Financial Corp. (Thrifts & Mortgage Finance)	225	1,870
United Financial Bancorp, Inc. (Thrifts & Mortgage Finance)	175	2,921
United Natural Foods, Inc.* (Food & Staples Retailing)	150	5,505
Universal Corp. (Tobacco)	75	4,853
Universal Insurance Holdings, Inc. (Insurance)	125	3,150
Univest Corp. of Pennsylvania (Banks)	100	2,995
Uranium Energy Corp.* (Oil, Gas & Consumable Fuels)	900	1,431
Urban Edge Properties (Equity Real Estate Investment Trusts)	300	7,119
Urstadt Biddle Properties, Inc.—Class A (Equity Real Estate Investment Trusts)	125	2,475
USA Technologies, Inc.* (Technology Hardware, Storage & Peripherals)	250	1,300
Valhi, Inc. (Chemicals)	300	894
Valley National Bancorp (Banks)	750	8,858
Vanda Pharmaceuticals, Inc.* (Biotechnology)	175	2,853
Varex Imaging Corp.* (Health Care Equipment & Supplies)	125	4,225
VASCO Data Security International, Inc.* (Software)	125	1,794
Vector Group, Ltd. (Tobacco)	275	5,863
Veeco Instruments, Inc.* (Semiconductors & Semiconductor Equipment)	150	4,178
Veracyte, Inc.* (Biotechnology)	150	1,250
VeriFone Systems, Inc.* (Electronic Equipment, Instruments & Components)	350	6,335
Verint Systems, Inc.* (Software)	175	7,123
Versartis, Inc.* (Biotechnology)	125	2,181
Verso Corp.*—Class A (Paper & Forest Products)	275	1,290
ViaSat, Inc.* (Communications Equipment)	150	9,929
Viavi Solutions, Inc.* (Communications Equipment)	675	7,108
ViewRay, Inc.* (Health Care Equipment & Supplies)	200	1,294
VirnetX Holding Corp.* (Software)	275	1,251
Virtu Financial, Inc.—Class A (Capital Markets)	100	1,765
Virtusa Corp.* (IT Services)	100	2,940
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	400	6,640
Vista Outdoor, Inc.* (Leisure Products)	175	3,939
Vivint Solar, Inc.* (Independent Power & Renewable Electricity Producers)	300	1,755
Vocera Communications, Inc.* (Health Care Technology)	100	2,642
Vonage Holdings Corp.* (Diversified Telecommunication Services)	650	4,251
W&T Offshore, Inc.* (Oil, Gas & Consumable Fuels)	600	1,176
Wabash National Corp. (Machinery)	200	4,396
Waddell & Reed Financial, Inc.—Class A (Capital Markets)	250	4,720
WageWorks, Inc.* (Professional Services)	100	6,719
Walker & Dunlop, Inc.* (Thrifts & Mortgage Finance)	100	4,883
Washington Federal, Inc. (Thrifts & Mortgage Finance)	250	8,299
Washington Prime Group, Inc. (Equity Real Estate Investment Trusts)	600	5,022
Washington Real Estate Investment Trust (Equity Real Estate Investment Trusts)	225	7,178
Waterstone Financial, Inc. (Thrifts & Mortgage Finance)	100	1,885
Watts Water Technologies, Inc.—Class A (Machinery)	75	4,740
Web.com Group, Inc.* (Internet Software & Services)	125	3,163
WebMD Health Corp.* (Internet Software & Services)	100	5,865
Weight Watchers International, Inc.* (Diversified Consumer Services)	100	3,342
Werner Enterprises, Inc. (Road & Rail)	150	4,403
WesBanco, Inc. (Banks)	125	4,943
Wesco Aircraft Holdings, Inc.* (Aerospace & Defense)	225	2,441
West Corp. (Commercial Services & Supplies)	150	3,498
Westamerica Bancorp (Banks)	75	4,203
Western Asset Mortgage Capital Corp. (Mortgage Real Estate Investment Trusts)	175	1,803
Western New England BanCorp, Inc. (Thrifts & Mortgage Finance)	150	1,523

See accompanying notes to financial statements.

32 :: ProFund VP Small-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
WGL Holdings, Inc. (Gas Utilities)	150	$12,514
Whitestone REIT (Equity Real Estate Investment Trusts)	150	1,838
Willbros Group, Inc.* (Energy Equipment & Services)	425	1,050
William Lyon Homes*—Class A (Household Durables)	100	2,414
Windstream Holdings, Inc. (Diversified Telecommunication Services)	675	2,619
Wingstop, Inc. (Hotels, Restaurants & Leisure)	100	3,090
Winnebago Industries, Inc. (Automobiles)	100	3,500
Wintrust Financial Corp. (Banks)	150	11,465
WisdomTree Investments, Inc. (Capital Markets)	400	4,068
WMIH Corp.* (Insurance)	1,175	1,469
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	275	7,702
Woodward, Inc. (Machinery)	150	10,136
Workiva, Inc.* (Software)	100	1,905
World Wrestling Entertainment, Inc.—Class A (Media)	150	3,056
Worthington Industries, Inc. (Metals & Mining)	150	7,532
Wright Medical Group N.V.* (Health Care Equipment & Supplies)	300	8,247
WSFS Financial Corp. (Thrifts & Mortgage Finance)	100	4,535
Xactly Corp.* (Internet Software & Services)	125	1,956
Xcerra Corp.* (Semiconductors & Semiconductor Equipment)	225	2,198
Xencor, Inc.* (Biotechnology)	150	3,167
Xenia Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	325	6,295
XO Group, Inc.* (Internet Software & Services)	100	1,762
Xperi Corp. (Semiconductors & Semiconductor Equipment)	150	4,470
Yelp, Inc.* (Internet Software & Services)	225	6,755
YRC Worldwide, Inc.* (Road & Rail)	150	1,668
ZAGG, Inc.* (Household Durables)	150	1,298
Zendesk, Inc.* (Software)	300	8,333
ZIOPHARM Oncology, Inc.* (Biotechnology)	500	3,110
ZixCorp.* (Software)	275	1,565
Zogenix, Inc.* (Pharmaceuticals)	125	1,813
TOTAL COMMON STOCKS (Cost $3,917,107)		5,212,341

Contingent Rights(NM)

Chelsea Therapeutics International, Ltd.*^+(c) (Biotechnology)	493	—
Dyax Corp.*^+(d) (Biotechnology)	450	500
TOTAL CONTINGENT RIGHTS (Cost $—)		500

Trust (0.00%)

	Interest Units	Value
Ferroglobe Representation and Warranty Insurance+ (Metals & Mining)	250	$—	(b)
TOTAL TRUST (Cost $—)		—

Repurchase Agreements(e)(f) (62.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.97%—1.05%, dated 6/30/17, due 7/3/17, total to be received $8,622,717	$8,622,000	$8,622,000
TOTAL REPURCHASE AGREEMENTS (Cost $8,622,000)		8,622,000
TOTAL INVESTMENT SECURITIES (Cost $12,539,107)—99.8%		13,834,841
Net other assets (liabilities)—0.2%		22,809
NET ASSETS—100.0%		$13,857,650

*                 Non-income producing security.

+                 These securities were fair valued based on procedures approved by the Board of Trustees. As of June 30, 2017, these securities represented less than 0.005% of the net assets of the Fund.

^                  The Advisor has deemed these securities to be illiquid. As of June 30, 2017, these securities represented less than 0.005% of the net assets of the Fund.

(a)         Number of shares is less than 0.50

(b)         Amount is less than $0.50.

(c)          No explicit expiration date, expiration is subject to contingencies. Rights entitle the Fund to cash based on certain commercial sales milestones.

(d)         No explicit expiration date, expiration is subject to contingencies. Rights entitle the Fund to cash if the company receives U.S. Food and Drug Administration approval on a specific medication that is being developed.

(e)          A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2017, the aggregate amount held in a segregated account was $1,147,000.

(f)           The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR    American Depositary Receipt

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Russell 2000 Index	Goldman Sachs International	7/27/17	1.34%	$4,870,726	$43,193
Russell 2000 Index	UBS AG	7/27/17	1.19%	3,779,816	34,006
				$8,650,542	$77,199

^                  Reflects the floating financing rate, as of June 30, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Small-Cap :: 33

ProFund VP Small-Cap invested in the following industries as of June 30, 2017:

	Value	% of Net Assets
Aerospace & Defense	$74,274	0.5%
Air Freight & Logistics	20,718	0.1%
Airlines	12,308	0.1%
Auto Components	62,181	0.4%
Automobiles	3,500	NM
Banks	480,848	3.5%
Beverages	2,749	NM
Biotechnology	329,853	2.3%
Building Products	55,357	0.4%
Capital Markets	61,242	0.4%
Chemicals	106,796	0.8%
Commercial Services & Supplies	132,943	1.0%
Communications Equipment	101,824	0.7%
Construction & Engineering	68,787	0.5%
Construction Materials	9,383	0.1%
Consumer Finance	32,553	0.2%
Containers & Packaging	4,184	NM
Distributors	4,959	NM
Diversified Consumer Services	42,937	0.3%
Diversified Financial Services	7,762	0.1%
Diversified Telecommunication Services	37,022	0.3%
Electric Utilities	61,431	0.4%
Electrical Equipment	35,958	0.3%
Electronic Equipment, Instruments & Components	140,177	1.0%
Energy Equipment & Services	88,779	0.6%
Equity Real Estate Investment Trusts	401,678	2.9%
Food & Staples Retailing	21,291	0.2%
Food Products	47,013	0.3%
Gas Utilities	66,178	0.5%
Health Care Equipment & Supplies	198,537	1.4%
Health Care Providers & Services	105,381	0.8%
Health Care Technology	48,907	0.4%
Hotels, Restaurants & Leisure	139,444	1.1%
Household Durables	68,421	0.5%
Household Products	9,951	0.1%
Independent Power & Renewable Electricity Producers	30,615	0.2%
Industrial Conglomerates	4,163	NM
Insurance	102,720	0.7%
Internet & Direct Marketing Retail	27,549	0.2%
Internet Software & Services	153,439	1.1%
IT Services	119,770	0.9%
Leisure Products	14,045	0.1%
Life Sciences Tools & Services	52,121	0.4%
Machinery	157,300	1.2%
Marine	11,298	0.1%
Media	83,415	0.6%
Metals & Mining	69,744	0.5%
Mortgage Real Estate Investment Trusts	59,213	0.4%
Multiline Retail	18,693	0.1%
Multi-Utilities	27,766	0.2%
Oil, Gas & Consumable Fuels	131,404	1.0%
Paper & Forest Products	27,664	0.2%
Pharmaceuticals	114,845	0.8%
Professional Services	60,905	0.4%
Real Estate Management & Development	21,646	0.2%
Road & Rail	45,634	0.3%
Semiconductors & Semiconductor Equipment	182,987	1.3%
Software	207,735	1.5%
Specialty Retail	106,350	0.8%
Technology Hardware, Storage & Peripherals	38,819	0.3%
Textiles, Apparel & Luxury Goods	38,376	0.3%
Thrifts & Mortgage Finance	119,324	0.9%
Tobacco	10,716	0.1%
Trading Companies & Distributors	70,964	0.5%
Water Utilities	11,446	0.1%
Wireless Telecommunication Services	6,849	NM
Other**	8,644,809	62.4%
Total	$13,857,650	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM         Not meaningful, amount is less than 0.05%.

See accompanying notes to financial statements.

34 :: ProFund VP Small-Cap :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2017

ASSETS:
Total Investment Securities, at cost	$12,539,107
Securities, at value	5,212,841
Repurchase agreements, at value	8,622,000
Total Investment Securities, at value	13,834,841
Cash	1,408
Segregated cash balances with custodian	938
Dividends and interest receivable	6,181
Unrealized gain on swap agreements	77,199
Receivable for investments sold	1,998
Prepaid expenses	249
TOTAL ASSETS	13,922,814
LIABILITIES:
Payable for investments purchased	1,458
Payable for capital shares redeemed	17,238
Advisory fees payable	8,090
Management services fees payable	1,079
Administration fees payable	409
Administrative services fees payable	8,982
Distribution fees payable	9,735
Transfer agency fees payable	641
Fund accounting fees payable	499
Compliance services fees payable	174
Other accrued expenses	16,859
TOTAL LIABILITIES	65,164
NET ASSETS	$13,857,650
NET ASSETS CONSIST OF:
Capital	$10,655,312
Accumulated net investment income (loss)	(86,659)
Accumulated net realized gains (losses) on investments	1,916,064
Net unrealized appreciation (depreciation) on investments	1,372,933
NET ASSETS	$13,857,650
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	376,788
Net Asset Value (offering and redemption price per share)	$36.78

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2017

INVESTMENT INCOME:
Dividends	$29,624
Interest	38,476
TOTAL INVESTMENT INCOME	68,100
EXPENSES:
Advisory fees	68,502
Management services fees	9,134
Administration fees	3,314
Transfer agency fees	4,764
Administrative services fees	20,994
Distribution fees	22,834
Custody fees	1,311
Fund accounting fees	8,346
Trustee fees	267
Compliance services fees	87
Other fees	16,854
Total Gross Expenses before reductions	156,407
Expenses reduced and reimbursed by the Advisor	(2,962)
TOTAL NET EXPENSES	153,445
NET INVESTMENT INCOME (LOSS)	(85,345)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	274,563
Net realized gains (losses) on futures contracts	24,576
Net realized gains (losses) on swap agreements	133,286
Change in net unrealized appreciation/depreciation on investments	269,302
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	701,727
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$616,382

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Small-Cap :: 35

Statements of Changes in Net Assets

	Six Months Ended June 30, 2017 (unaudited)	Year Ended December 31, 2016
FROM INVESTMENT ACTIVITES:
OPERATIONS:
Net investment income (loss)	$(85,345)	$(123,828)
Net realized gains (losses) on investments	432,425	2,105,350
Change in net unrealized appreciation/depreciation on investments	269,302	548,248
Change in net assets resulting from operations	616,382	2,529,770
CAPITAL TRANSACTIONS:
Proceeds from shares issued	5,020,259	22,478,658
Value of shares redeemed	(13,004,181)	(16,449,499)
Change in net assets resulting from capital transactions	(7,983,922)	6,029,159
Change in net assets	(7,367,540)	8,558,929
NET ASSETS:
Beginning of period	21,225,190	12,666,261
End of period	$13,857,650	$21,225,190
Accumulated net investment income (loss)	$(86,659)	$(1,314)
SHARE TRANSACTIONS:
Issued	139,861	738,927
Redeemed	(363,931)	(566,273)
Change in shares	(224,070)	172,654

See accompanying notes to financial statements.

36 :: ProFund VP Small-Cap :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2017 (unaudited)		Year Ended Dec. 31, 2016	Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012
Net Asset Value, Beginning of Period	$35.32		$29.58	$32.16	$39.81	$29.76	$26.36
Investment Activities:
Net investment income (loss)(a)	(0.17)		(0.29)	(0.39)	(0.39)	(0.41)	(0.27)
Net realized and unrealized gains (losses) on investments	1.63		6.03	(1.50)	0.95	11.29	4.13
Total income (loss) from investment activities	1.46		5.74	(1.89)	0.56	10.88	3.86
Distributions to Shareholders From:
Net realized gains on investments	—		—	(0.69)	(8.21)	(0.83)	(0.46)
Net Asset Value, End of Period	$36.78		$35.32	$29.58	$32.16	$39.81	$29.76
Total Return	4.10	%(b)	19.44%	(6.02)%	2.48%	37.18%	14.75%
Ratios to Average Net Assets:
Gross expenses(c)	1.71%		1.76%	1.79%	1.80%	1.81%	1.98%
Net expenses(c)	1.68%		1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(c)	(0.93)%		(0.94)%	(1.22)%	(1.12)%	(1.17)%	(0.94)%
Supplemental Data:
Net assets, end of period (000’s)	$13,858		$21,225	$12,666	$14,932	$24,482	$14,917
Portfolio turnover rate(d)	13	%(b)	14%	57%	16%	31%	29%

(a)           Per share net investment income (loss) has been calculated using the average daily shares method.

(b)          Not annualized for periods less than one year.

(c)           Annualized for periods less than one year.

(d)          Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Dow 30 :: 37

Investment Objective: The ProFund VP Dow 30 seeks investment results that, before fees and expenses, correspond to the performance of the Dow Jones Industrial Average.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2017

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP Dow 30 primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Dow Jones Industrial Average — Composition

% of Index
Industrials	21%
Financials	17%
Information Technology	17%
Consumer Discretionary	15%
Health Care	13%
Consumer Staples	7%
Energy	6%
Materials	3%
Telecommunication Services	1%

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a)(b) (322.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.97%—1.05%, dated 6/30/17, due 7/3/17, total to be received $4,307,358	$4,307,000	$4,307,000
TOTAL REPURCHASE AGREEMENTS (Cost $4,307,000)		4,307,000
TOTAL INVESTMENT SECURITIES (Cost $4,307,000)—322.8%		4,307,000
Net other assets (liabilities)—(222.8)%(c)		(2,972,794)
NET ASSETS—100.0%		$1,334,206

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2017, the aggregate amount held in a segregated account was $732,000.

(b)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)          Amount includes $2,982,955 of net capital shares payable as of June 30, 2017.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones Industrial Average	Goldman Sachs International	7/27/17	1.69%	$24,603	$41
Dow Jones Industrial Average	UBS AG	7/27/17	1.59%	1,306,662	11,400
				$1,331,265	$11,441

^                  Reflects the floating financing rate, as of June 30, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to financial statements.

38 :: ProFund VP Dow 30 :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2017

ASSETS:
Total Investment Securities, at cost	$4,307,000
Repurchase agreements, at value	4,307,000
Total Investment Securities, at value	4,307,000
Cash	920
Interest receivable	119
Unrealized gain on swap agreements	11,441
Prepaid expenses	18
TOTAL ASSETS	4,319,498
LIABILITIES:
Payable for capital shares redeemed	2,982,955
Advisory fees payable	794
Management services fees payable	106
Administration fees payable	37
Administrative services fees payable	76
Distribution fees payable	660
Transfer agency fees payable	59
Fund accounting fees payable	46
Compliance services fees payable	13
Other accrued expenses	546
TOTAL LIABILITIES	2,985,292
NET ASSETS	$1,334,206
NET ASSETS CONSIST OF:
Capital	$2,864,874
Accumulated net investment income (loss)	(5,362)
Accumulated net realized gains (losses) on investments	(1,536,747)
Net unrealized appreciation (depreciation) on investments	11,441
NET ASSETS	$1,334,206
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	34,318
Net Asset Value (offering and redemption price per share)	$38.88

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2017

INVESTMENT INCOME:
Interest	$4,341
EXPENSES:
Advisory fees	5,161
Management services fees	688
Administration fees	285
Transfer agency fees	410
Administrative services fees	143
Distribution fees	1,720
Custody fees	115
Fund accounting fees	326
Trustee fees	24
Compliance services fees	8
Audit fees	609
Other fees	214
TOTAL NET EXPENSES	9,703
NET INVESTMENT INCOME (LOSS)	(5,362)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on swap agreements	14,559
Change in net unrealized appreciation/depreciation on investments	27,794
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	42,353
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$36,991

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Dow 30 :: 39

Statements of Changes in Net Assets

	Six Months Ended June 30, 2017 (unaudited)	Year Ended December 31, 2016
FROM INVESTMENT ACTIVITES:
OPERATIONS:
Net investment income (loss)	$(5,362)	$(10,744)
Net realized gains (losses) on investments	14,559	(11,300)
Change in net unrealized appreciation/depreciation on investments	27,794	(3,720)
Change in net assets resulting from operations	36,991	(25,764)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	78,568,369	98,873,486
Value of shares redeemed	(77,601,267)	(101,133,682)
Change in net assets resulting from capital transactions	967,102	(2,260,196)
Change in net assets	1,004,093	(2,285,960)
NET ASSETS:
Beginning of period	330,113	2,616,073
End of period	$1,334,206	$330,113
Accumulated net investment income (loss)	$(5,362)	$—
SHARE TRANSACTIONS:
Issued	2,083,218	2,948,517
Redeemed	(2,057,971)	(3,020,614)
Change in shares	25,247	(72,097)

See accompanying notes to financial statements.

40 :: ProFund VP Dow 30 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2017 (unaudited)		Year Ended Dec. 31, 2016	Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012
Net Asset Value, Beginning of Period	$36.39		$32.23	$33.94	$37.19	$29.71	$27.81
Investment Activities:
Net investment income (loss)(a)	(0.15)		(0.38)	(0.51)	(0.58)	(0.55)	(0.46)
Net realized and unrealized gains (losses) on investments	2.64		4.54 (b)	(0.54)	2.62	8.03	2.36
Total income (loss) from investment activities	2.49		4.16	(1.05)	2.04	7.48	1.90
Distributions to Shareholders From:
Net realized gains on investments	—		—	(0.66)	(5.29)	—	—
Net Asset Value, End of Period	$38.88		$36.39	$32.23	$33.94	$37.19	$29.71
Total Return	6.87	%(c)	12.91%	(2.97)%	6.38%	25.18%	6.83%
Ratios to Average Net Assets:
Gross expenses(d)	1.41%		1.44%	1.58%	1.68%	1.70%	1.78%
Net expenses(d)	1.41%		1.44%	1.58%	1.68%	1.68%	1.68%
Net investment income (loss)(d)	(0.78)%		(1.15)%	(1.54)%	(1.66)%	(1.64)%	(1.58)%
Supplemental Data:
Net assets, end of period (000’s)	$1,334		$330	$2,616	$2,820	$645	$7,962
Portfolio turnover rate(e)	—		—	—	—	—	—

(a)           Per share net investment income (loss) has been calculated using the average daily shares method.

(b)          The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(c)           Not annualized for periods less than one year.

(d)          Annualized for periods less than one year.

(e)           Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to financial statements.

Financial Statements :: ProFund VP NASDAQ-100 :: 41

Investment Objective: The ProFund VP NASDAQ-100 seeks investment results that, before fees and expenses, correspond to the performance of the NASDAQ-100® Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2017

Market Exposure

Investment Type	% of Net Assets
Equity Securities	53%
Futures Contracts	12%
Swap Agreements	35%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	6.1%
Alphabet, Inc.	4.8%
Microsoft Corp.	4.3%
Amazon.com, Inc.	3.8%
Facebook, Inc.	2.9%

NASDAQ-100 Index — Composition

% of Index
Information Technology	59%
Consumer Discretionary	22%
Health Care	11%
Consumer Staples	5%
Industrials	2%
Telecommunication Services	1%

Schedule of Portfolio Investments (unaudited)

Common Stocks (52.8%)

	Shares	Value
Activision Blizzard, Inc. (Software)	4,650	$267,701
Adobe Systems, Inc.* (Software)	3,060	432,806
Akamai Technologies, Inc.* (Internet Software & Services)	1,080	53,795
Alexion Pharmaceuticals, Inc.* (Biotechnology)	1,380	167,905
Alphabet, Inc.*—Class A (Internet Software & Services)	1,830	1,701,314
Alphabet, Inc.*—Class C (Internet Software & Services)	2,130	1,935,595
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	2,940	2,845,920
American Airlines Group, Inc. (Airlines)	3,030	152,470
Amgen, Inc. (Biotechnology)	4,530	780,201
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	2,250	175,050
Apple, Inc. (Technology Hardware, Storage & Peripherals)	32,130	4,627,362
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	6,630	273,885
Autodesk, Inc.* (Software)	1,350	136,107
Automatic Data Processing, Inc. (IT Services)	2,760	282,790
Baidu, Inc.*ADR (Internet Software & Services)	1,710	305,851
Biogen, Inc.* (Biotechnology)	1,320	358,195
BioMarin Pharmaceutical, Inc.* (Biotechnology)	1,080	98,086
Broadcom, Ltd. (Semiconductors & Semiconductor Equipment)	2,460	573,302
CA, Inc. (Software)	2,580	88,933
Celgene Corp.* (Biotechnology)	4,800	623,376
Cerner Corp.* (Health Care Technology)	2,040	135,599
Charter Communications, Inc.*— Class A (Media)	1,650	555,803
Check Point Software Technologies, Ltd.* (Software)	1,020	111,262
Cintas Corp. (Commercial Services & Supplies)	660	83,186
Cisco Systems, Inc. (Communications Equipment)	30,810	964,353
Citrix Systems, Inc.* (Software)	930	74,009
Cognizant Technology Solutions Corp. (IT Services)	3,630	241,032
Comcast Corp.—Class A (Media)	29,160	1,134,906
Costco Wholesale Corp. (Food & Staples Retailing)	2,700	431,811
CSX Corp. (Road & Rail)	5,700	310,993
Ctrip.com International, Ltd.*ADR (Internet & Direct Marketing Retail)	2,760	148,654
Dentsply Sirona, Inc. (Health Care Equipment & Supplies)	1,410	91,424
Discovery Communications, Inc.*— Class A (Media)	960	24,797
Discovery Communications, Inc.*— Class C (Media)	1,380	34,790
Dish Network Corp.*—Class A (Media)	1,410	88,492
Dollar Tree, Inc.* (Multiline Retail)	1,470	102,782
eBay, Inc.* (Internet Software & Services)	6,660	232,567
Electronic Arts, Inc.* (Software)	1,920	202,982
Expedia, Inc. (Internet & Direct Marketing Retail)	840	125,118
Express Scripts Holding Co.* (Health Care Providers & Services)	3,660	233,654
Facebook, Inc.*—Class A (Internet Software & Services)	14,580	2,201,288
Fastenal Co. (Trading Companies & Distributors)	1,770	77,048
Fiserv, Inc.* (IT Services)	1,320	161,489
Gilead Sciences, Inc. (Biotechnology)	8,040	569,071
Hasbro, Inc. (Leisure Products)	780	86,978
Henry Schein, Inc.* (Health Care Providers & Services)	480	87,850
Hologic, Inc.* (Health Care Equipment & Supplies)	1,740	78,961
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	540	87,167
Illumina, Inc.* (Life Sciences Tools & Services)	900	156,168
Incyte Corp.* (Biotechnology)	1,260	158,647
Intel Corp. (Semiconductors & Semiconductor Equipment)	29,010	978,796

See accompanying notes to financial statements.

42 :: ProFund VP NASDAQ-100 :: Financial Statements

Common Stocks, continued

	Shares	Value
Intuit, Inc. (Software)	1,590	$211,168
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	240	224,489
J.B. Hunt Transport Services, Inc. (Road & Rail)	690	63,052
JD.com, Inc.*ADR (Internet & Direct Marketing Retail)	5,640	221,201
KLA-Tencor Corp. (Semiconductors & Semiconductor Equipment)	960	87,850
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	990	140,016
Liberty Global PLC*—Class A (Media)	1,470	47,216
Liberty Global PLC*—Class C (Media)	3,750	116,925
Liberty Interactive Corp.*—Class G (Internet & Direct Marketing Retail)	2,610	64,049
Liberty LiLAC Group*—Class A (Media)	300	6,531
Liberty LiLAC Group*—Class C (Media)	750	16,058
Liberty Ventures*—Class A (Internet & Direct Marketing Retail)	510	26,668
Marriott International, Inc.—Class A (Hotels, Restaurants & Leisure)	2,340	234,725
Mattel, Inc. (Leisure Products)	2,100	45,213
Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	1,740	78,126
Mercadolibre, Inc. (Internet Software & Services)	270	67,738
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	1,410	108,824
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	6,810	203,347
Microsoft Corp. (Software)	47,580	3,279,689
Mondelez International, Inc.—Class A (Food Products)	9,360	404,258
Monster Beverage Corp.* (Beverages)	3,510	174,377
Mylan N.V.* (Pharmaceuticals)	3,300	128,106
Netease.com, Inc.ADR (Internet Software & Services)	480	144,302
Netflix, Inc.* (Internet & Direct Marketing Retail)	2,670	398,925
Norwegian Cruise Line Holdings, Ltd.* (Hotels, Restaurants & Leisure)	1,410	76,549
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	3,660	529,090
O’Reilly Automotive, Inc.* (Specialty Retail)	570	124,682
PACCAR, Inc. (Machinery)	2,160	142,646
Paychex, Inc. (IT Services)	2,220	126,407
PayPal Holdings, Inc.* (IT Services)	7,410	397,694
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	9,090	501,950
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	630	309,418
Ross Stores, Inc. (Specialty Retail)	2,430	140,283
Seagate Technology PLC (Technology Hardware, Storage & Peripherals)	1,830	70,913
Shire Pharmaceuticals Group PLCADR (Biotechnology)	480	79,330
Sirius XM Holdings, Inc. (Media)	28,740	157,208
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	1,140	109,383
Starbucks Corp. (Hotels, Restaurants & Leisure)	8,910	519,542
Symantec Corp. (Software)	3,750	105,938
Tesla Motors, Inc.* (Automobiles)	1,020	368,842
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	6,150	473,120
The Kraft Heinz Co. (Food Products)	7,500	642,300
The Priceline Group, Inc.* (Internet & Direct Marketing Retail)	300	561,156
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	5,130	310,981
Tractor Supply Co. (Specialty Retail)	780	42,284
Twenty-First Century Fox, Inc.— Class A (Media)	6,480	183,643
Twenty-First Century Fox, Inc.— Class B (Media)	4,920	137,120
Ulta Salon, Cosmetics & Fragrance, Inc.* (Specialty Retail)	390	112,063
Verisk Analytics, Inc.*—Class A (Professional Services)	1,020	86,057
Vertex Pharmaceuticals, Inc.* (Biotechnology)	1,530	197,171
Viacom, Inc.—Class B (Media)	2,160	72,511
Vodafone Group PLCADR (Wireless Telecommunication Services)	2,670	76,709
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	6,660	521,545
Western Digital Corp. (Technology Hardware, Storage & Peripherals)	1,800	159,480
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	630	84,496
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	1,530	98,410
TOTAL COMMON STOCKS (Cost $12,328,590)		39,864,095

Repurchase Agreements(a)(b) (47.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.97%—1.05%, dated 6/30/17, due 7/3/17, total to be received $35,551,957	$35,549,000	$35,549,000
TOTAL REPURCHASE AGREEMENTS (Cost $35,549,000)		35,549,000
TOTAL INVESTMENT SECURITIES (Cost $47,877,590)—99.9%		75,413,095
Net other assets (liabilities)—0.1%		109,640
NET ASSETS—100.0%		$75,522,735

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2017, the aggregate amount held in a segregated account was $3,889,000.

(b)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR	American Depositary Receipt

See accompanying notes to financial statements.

Financial Statements :: ProFund VP NASDAQ-100 :: 43

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini NASDAQ-100 Futures Contracts	81	9/18/17	$9,154,620	$(383,283)

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
NASDAQ-100 Index	Goldman Sachs International	7/27/17	1.74%	$11,133,142	$(48,203)
NASDAQ-100 Index	UBS AG	7/27/17	1.59%	15,420,405	15,226
				$26,553,547	$(32,977)

^                  Reflects the floating financing rate, as of June 30, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

ProFund VP NASDAQ-100 invested in the following industries as of June 30, 2017:

	Value	% of Net Assets
Airlines	$152,470	0.2%
Automobiles	368,842	0.5%
Beverages	174,377	0.2%
Biotechnology	3,341,400	4.4%
Commercial Services & Supplies	83,186	0.1%
Communications Equipment	964,353	1.3%
Food & Staples Retailing	953,356	1.3%
Food Products	1,046,558	1.4%
Health Care Equipment & Supplies	482,041	0.6%
Health Care Providers & Services	321,504	0.4%
Health Care Technology	135,599	0.2%
Hotels, Restaurants & Leisure	915,312	1.2%
Internet & Direct Marketing Retail	4,391,691	5.8%
Internet Software & Services	6,642,450	8.9%
IT Services	1,209,412	1.6%
Leisure Products	132,191	0.2%
Life Sciences Tools & Services	156,168	0.2%
Machinery	142,646	0.2%
Media	2,576,000	3.4%
Multiline Retail	102,782	0.1%
Pharmaceuticals	128,106	0.2%
Professional Services	86,057	0.1%
Road & Rail	374,045	0.5%
Semiconductors & Semiconductor Equipment	4,331,149	5.7%
Software	4,910,595	6.5%
Specialty Retail	419,312	0.6%
Technology Hardware, Storage & Peripherals	4,857,755	6.4%
Trading Companies & Distributors	77,048	0.1%
Wireless Telecommunication Services	387,690	0.5%
Other**	35,658,640	47.2%
Total	$75,522,735	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

44 :: ProFund VP NASDAQ-100 :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2017

ASSETS:
Total Investment Securities, at cost	$47,877,590
Securities, at value	39,864,095
Repurchase agreements, at value	35,549,000
Total Investment Securities, at value	75,413,095
Cash	3,015
Segregated cash balances with brokers	347,490
Dividends and interest receivable	14,519
Unrealized gain on swap agreements	15,226
Receivable for capital shares issued	30,718
Prepaid expenses	761
TOTAL ASSETS	75,824,824
LIABILITIES:
Payable for capital shares redeemed	36,852
Unrealized loss on swap agreements	48,203
Variation margin on futures contracts	3,240
Advisory fees payable	46,210
Management services fees payable	6,161
Administration fees payable	2,198
Administrative services fees payable	36,579
Distribution fees payable	37,322
Transfer agency fees payable	3,449
Fund accounting fees payable	2,685
Compliance services fees payable	619
Other accrued expenses	78,571
TOTAL LIABILITIES	302,089
NET ASSETS	$75,522,735
NET ASSETS CONSIST OF:
Capital	$45,901,895
Accumulated net investment income (loss)	(206,952)
Accumulated net realized gains (losses) on investments	2,708,547
Net unrealized appreciation (depreciation) on investments	27,119,245
NET ASSETS	$75,522,735
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,984,824
Net Asset Value (offering and redemption price per share)	$38.05

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2017

INVESTMENT INCOME:
Dividends	$243,570
Interest	85,442
TOTAL INVESTMENT INCOME	329,012
EXPENSES:
Advisory fees	239,269
Management services fees	31,902
Administration fees	13,464
Transfer agency fees	19,357
Administrative services fees	84,946
Distribution fees	79,756
Custody fees	5,305
Fund accounting fees	15,735
Trustee fees	1,063
Compliance services fees	393
Other fees	69,965
Total Gross Expenses before reductions	561,155
Expenses reduced and reimbursed by the Advisor	(25,191)
TOTAL NET EXPENSES	535,964
NET INVESTMENT INCOME (LOSS)	(206,952)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	509,761
Net realized gains (losses) on futures contracts	1,675,345
Net realized gains (losses) on swap agreements	1,967,597
Change in net unrealized appreciation/depreciation on investments	4,875,022
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	9,027,725
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$8,820,773

See accompanying notes to financial statements.

Financial Statements :: ProFund VP NASDAQ-100 :: 45

Statements of Changes in Net Assets

	Six Months Ended June 30, 2017 (unaudited)	Year Ended December 31, 2016
FROM INVESTMENT ACTIVITES:
OPERATIONS:
Net investment income (loss)	$(206,952)	$(471,800)
Net realized gains (losses) on investments	4,152,703	244,487
Change in net unrealized appreciation/depreciation on investments	4,875,022	1,215,157
Change in net assets resulting from operations	8,820,773	987,844
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains on investments	—	(2,044,108)
Change in net assets resulting from distributions	—	(2,044,108)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	98,409,904	302,273,184
Distributions reinvested	—	2,044,108
Value of shares redeemed	(92,206,981)	(320,216,041)
Change in net assets resulting from capital transactions	6,202,923	(15,898,749)
Change in net assets	15,023,696	(16,955,013)
NET ASSETS:
Beginning of period	60,499,039	77,454,052
End of period	$75,522,735	$60,499,039
Accumulated net investment income (loss)	$(206,952)	$—
SHARE TRANSACTIONS:
Issued	2,682,066	9,556,262
Reinvested	—	62,339
Redeemed	(2,535,828)	(10,158,900)
Change in shares	146,238	(540,299)

See accompanying notes to financial statements.

46 :: ProFund VP NASDAQ-100 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2017 (unaudited)		Year Ended Dec. 31, 2016	Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012
Net Asset Value, Beginning of Period	$32.91		$32.56	$34.41	$30.48	$22.70	$19.53
Investment Activities:
Net investment income (loss)(a)	(0.12)		(0.26)	(0.33)	(0.30)	(0.23)	(0.21)
Net realized and unrealized gains (losses) on investments	5.26		1.97	2.74	5.33	8.01	3.38
Total income (loss) from investment activities	5.14		1.71	2.41	5.03	7.78	3.17
Distributions to Shareholders From:
Net realized gains on investments	—		(1.36)	(4.26)	(1.10)	—	—
Net Asset Value, End of Period	$38.05		$32.91	$32.56	$34.41	$30.48	$22.70
Total Return	15.62	%(b)	5.26%	7.45%	17.01%	34.27%	16.23%
Ratios to Average Net Assets:
Gross expenses(c)	1.76%		1.73%	1.74%	1.74%	1.74%	1.82%
Net expenses(c)	1.68%		1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(c)	(0.65)%		(0.82)%	(0.99)%	(0.94)%	(0.89)%	(0.93)%
Supplemental Data:
Net assets, end of period (000’s)	$75,523		$60,499	$77,454	$86,907	$62,389	$43,094
Portfolio turnover rate(d)	2	%(b)	4%	9%	6%	11%	7%

(a)           Per share net investment income (loss) has been calculated using the average daily shares method.

(b)          Not annualized for periods less than one year.

(c)           Annualized for periods less than one year.

(d)          Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Large-Cap Value :: 47

Investment Objective: The ProFund VP Large-Cap Value seeks investment results that, before fees and expenses, correspond to the performance of the S&P 500 Value Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2017

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Exxon Mobil Corp.	3.7%
JPMorgan Chase & Co.	3.5%
Berkshire Hathaway, Inc.	3.5%
Wells Fargo & Co.	2.7%
Bank of America Corp.	2.6%

S&P 500 Value Index — Composition

% of Index
Financials	26%
Health Care	13%
Consumer Staples	11%
Energy	11%
Industrials	9%
Consumer Discretionary	7%
Information Technology	7%
Utilities	6%
Materials	4%
Telecommunication Services	4%
Real Estate	2%

Schedule of Portfolio Investments (unaudited)

Common Stocks (100.4%)

	Shares	Value
3M Co. (Industrial Conglomerates)	438	$91,187
Abbott Laboratories (Health Care Equipment & Supplies)	3,723	180,975
Affiliated Managers Group, Inc. (Capital Markets)	146	24,216
Aflac, Inc. (Insurance)	876	68,048
Agilent Technologies, Inc. (Life Sciences Tools & Services)	219	12,989
Air Products & Chemicals, Inc. (Chemicals)	219	31,330
Alaska Air Group, Inc. (Airlines)	73	6,552
Allegion PLC (Building Products)	73	5,922
Allergan PLC (Pharmaceuticals)	730	177,456
Alliance Data Systems Corp. (IT Services)	73	18,738
Alliant Energy Corp. (Electric Utilities)	292	11,730
Ameren Corp. (Multi-Utilities)	511	27,936
American Airlines Group, Inc. (Airlines)	1,095	55,100
American Electric Power Co., Inc. (Electric Utilities)	1,095	76,070
American Express Co. (Consumer Finance)	876	73,794
American International Group, Inc. (Insurance)	1,898	118,663
Ameriprise Financial, Inc. (Capital Markets)	146	18,584
AmerisourceBergen Corp. (Health Care Providers & Services)	365	34,503
AMETEK, Inc. (Electrical Equipment)	511	30,951
Amgen, Inc. (Biotechnology)	730	125,727
Anadarko Petroleum Corp. (Oil, Gas & Consumable Fuels)	584	26,479
ANSYS, Inc.* (Software)	73	8,883
Anthem, Inc. (Health Care Providers & Services)	584	109,869
Apache Corp. (Oil, Gas & Consumable Fuels)	292	13,996
Archer-Daniels-Midland Co. (Food Products)	1,241	51,353
Arconic, Inc. (Aerospace & Defense)	949	21,495
Assurant, Inc. (Insurance)	146	15,139
AT&T, Inc. (Diversified Telecommunication Services)	13,286	501,280
Autodesk, Inc.* (Software)	146	14,720
AutoNation, Inc.* (Specialty Retail)	146	6,155
Avery Dennison Corp. (Containers & Packaging)	73	6,451
Baker Hughes, Inc. (Energy Equipment & Services)	511	27,855
Ball Corp. (Containers & Packaging)	730	30,813
Bank of America Corp. (Banks)	21,462	520,668
Baxter International, Inc. (Health Care Equipment & Supplies)	1,022	61,872
BB&T Corp. (Banks)	1,752	79,558
Bed Bath & Beyond, Inc. (Specialty Retail)	292	8,877
Berkshire Hathaway, Inc.*—Class B (Diversified Financial Services)	4,088	692,384
Best Buy Co., Inc. (Specialty Retail)	365	20,925
BlackRock, Inc.—Class A (Capital Markets)	146	61,672
BorgWarner, Inc. (Auto Components)	438	18,554
Boston Properties, Inc. (Equity Real Estate Investment Trusts)	146	17,961
Bristol-Myers Squibb Co. (Pharmaceuticals)	1,606	89,486
Brown-Forman Corp.—Class B (Beverages)	146	7,096
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	146	10,027
CA, Inc. (Software)	657	22,647
Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	511	12,816
Campbell Soup Co. (Food Products)	146	7,614
Capital One Financial Corp. (Consumer Finance)	1,022	84,437
Cardinal Health, Inc. (Health Care Providers & Services)	657	51,193
CarMax, Inc.* (Specialty Retail)	219	13,810
Carnival Corp.—Class A (Hotels, Restaurants & Leisure)	876	57,439
Caterpillar, Inc. (Machinery)	584	62,756
CBOE Holdings, Inc. (Capital Markets)	73	6,672
CBRE Group, Inc.*—Class A (Real Estate Management & Development)	365	13,286

See accompanying notes to financial statements.

48 :: ProFund VP Large-Cap Value :: Financial Statements

Common Stocks, continued

	Shares		Value
Centene Corp.* (Health Care Providers & Services)	365		$29,156
CenterPoint Energy, Inc. (Multi-Utilities)	365		9,994
CenturyLink, Inc. (Diversified Telecommunication Services)	1,168		27,892
CF Industries Holdings, Inc. (Chemicals)	511		14,288
Chesapeake Energy Corp.* (Oil, Gas & Consumable Fuels)	876		4,354
Chevron Corp. (Oil, Gas & Consumable Fuels)	4,088		426,501
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	73		30,375
Chubb, Ltd. (Insurance)	1,022		148,577
Church & Dwight Co., Inc. (Household Products)	219		11,362
Cigna Corp. (Health Care Providers & Services)	584		97,756
Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	73		6,863
Cincinnati Financial Corp. (Insurance)	146		10,578
Cisco Systems, Inc. (Communications Equipment)	10,804		338,165
Citigroup, Inc. (Banks)	5,913		395,461
Citizens Financial Group, Inc. (Banks)	657		23,442
CME Group, Inc. (Capital Markets)	292		36,570
CMS Energy Corp. (Multi-Utilities)	584		27,010
Coach, Inc. (Textiles, Apparel & Luxury Goods)	292		13,823
Cognizant Technology Solutions Corp. (IT Services)	365		24,236
Colgate-Palmolive Co. (Household Products)	803		59,526
Comerica, Inc. (Banks)	146		10,693
ConAgra Foods, Inc. (Food Products)	876		31,326
Concho Resources, Inc.* (Oil, Gas & Consumable Fuels)	146		17,743
ConocoPhillips (Oil, Gas & Consumable Fuels)	2,701		118,736
Consolidated Edison, Inc. (Multi-Utilities)	657		53,099
Costco Wholesale Corp. (Food & Staples Retailing)	949		151,774
Coty, Inc. (Personal Products)	584		10,956
Crown Castle International Corp. (Equity Real Estate Investment Trusts)	292		29,253
CSRA, Inc. (IT Services)	146		4,636
CSX Corp. (Road & Rail)	730		39,829
CVS Health Corp. (Food & Staples Retailing)	2,190		176,207
D.R. Horton, Inc. (Household Durables)	730		25,236
Danaher Corp. (Health Care Equipment & Supplies)	584		49,284
DaVita HealthCare Partners, Inc.* (Health Care Providers & Services)	365		23,637
Deere & Co. (Machinery)	292		36,088
Delphi Automotive PLC (Auto Components)	584		51,187
Delta Air Lines, Inc. (Airlines)	1,606		86,307
Dentsply Sirona, Inc. (Health Care Equipment & Supplies)	511		33,133
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	511		16,337
Dish Network Corp.*—Class A (Media)	219		13,744
Dominion Resources, Inc. (Multi-Utilities)	730		55,940
Dover Corp. (Machinery)	365		29,280
Dr. Pepper Snapple Group, Inc. (Beverages)	146		13,302
DTE Energy Co. (Multi-Utilities)	365		38,613
Duke Energy Corp. (Electric Utilities)	1,533		128,143
DXC Technology Co. (IT Services)	292		22,402
E.I. du Pont de Nemours & Co. (Chemicals)	949		76,594
Eastman Chemical Co. (Chemicals)	292		24,525
Eaton Corp. PLC (Electrical Equipment)	949		73,861
eBay, Inc.* (Internet Software & Services)	1,314		45,885
Ecolab, Inc. (Chemicals)	219		29,072
Edison International (Electric Utilities)	730		57,079
Eli Lilly & Co. (Pharmaceuticals)	1,168		96,126
Emerson Electric Co. (Electrical Equipment)	730		43,523
Entergy Corp. (Electric Utilities)	365		28,021
Envision Healthcare Corp.* (Health Care Providers & Services)	146		9,150
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	584		52,864
EQT Corp. (Oil, Gas & Consumable Fuels)	146		8,554
Equity Residential (Equity Real Estate Investment Trusts)	292		19,222
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)	73		18,781
Everest Re Group, Ltd. (Insurance)	73		18,585
Eversource Energy (Electric Utilities)	657		39,886
Exelon Corp. (Electric Utilities)	1,971		71,094
Expeditors International of Washington, Inc. (Air Freight & Logistics)	146		8,246
Express Scripts Holding Co.* (Health Care Providers & Services)	1,314		83,886
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	9,125		736,660
Federal Realty Investment Trust (Equity Real Estate Investment Trusts)	73		9,226
Fifth Third Bancorp (Banks)	1,606		41,692
First Horizon National Corp. (Banks)	—	(a)	8
FirstEnergy Corp. (Electric Utilities)	949		27,673
FLIR Systems, Inc. (Electronic Equipment, Instruments & Components)	73		2,530
Flowserve Corp. (Machinery)	292		13,558
Fluor Corp. (Construction & Engineering)	292		13,368
FMC Corp. (Chemicals)	73		5,333
Foot Locker, Inc. (Specialty Retail)	146		7,195
Ford Motor Co. (Automobiles)	8,395		93,940
Fortune Brands Home & Security, Inc. (Building Products)	73		4,763
Franklin Resources, Inc. (Capital Markets)	730		32,697
Freeport-McMoRan, Inc.* (Metals & Mining)	1,095		13,151
General Electric Co. (Industrial Conglomerates)	9,928		268,155
General Mills, Inc. (Food Products)	584		32,354
General Motors Co. (Automobiles)	2,993		104,545
Genuine Parts Co. (Distributors)	292		27,086
H & R Block, Inc. (Diversified Consumer Services)	438		13,539
Halliburton Co. (Energy Equipment & Services)	803		34,296
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	365		8,453
Hartford Financial Services Group, Inc. (Insurance)	803		42,214
HCA Holdings, Inc.* (Health Care Providers & Services)	292		25,462
HCP, Inc. (Equity Real Estate Investment Trusts)	1,022		32,663
Helmerich & Payne, Inc. (Energy Equipment & Services)	219		11,900
Henry Schein, Inc.* (Health Care Providers & Services)	146		26,721
Hess Corp. (Oil, Gas & Consumable Fuels)	584		25,620
Hewlett Packard Enterprises Co. (Technology Hardware, Storage & Peripherals)	3,577		59,342
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	73		4,515
Hologic, Inc.* (Health Care Equipment & Supplies)	219		9,938

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Large-Cap Value :: 49

Common Stocks, continued

	Shares		Value
Honeywell International, Inc. (Industrial Conglomerates)	657		$87,572
Hormel Foods Corp. (Food Products)	584		19,920
HP, Inc. (Technology Hardware, Storage & Peripherals)	3,650		63,802
Huntington Bancshares, Inc. (Banks)	2,336		31,583
IHS Markit, Ltd.* (Professional Services)	511		22,504
Illumina, Inc.* (Life Sciences Tools & Services)	73		12,667
Intel Corp. (Semiconductors & Semiconductor Equipment)	5,256		177,338
International Business Machines Corp. (IT Services)	803		123,526
International Flavors & Fragrances, Inc. (Chemicals)	73		9,855
International Paper Co. (Containers & Packaging)	876		49,591
Invesco, Ltd. (Capital Markets)	876		30,826
Iron Mountain, Inc. (Equity Real Estate Investment Trusts)	219		7,525
Jacobs Engineering Group, Inc. (Construction & Engineering)	292		15,882
Johnson & Johnson (Pharmaceuticals)	2,263		299,373
Johnson Controls International PLC (Building Products)	2,044		88,627
JPMorgan Chase & Co. (Banks)	7,665		700,582
Juniper Networks, Inc. (Communications Equipment)	365		10,176
Kansas City Southern Industries, Inc. (Road & Rail)	219		22,918
Kellogg Co. (Food Products)	219		15,212
KeyCorp (Banks)	1,241		23,256
Kimberly-Clark Corp. (Household Products)	365		47,125
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	4,161		79,725
Kohl’s Corp. (Multiline Retail)	365		14,115
L Brands, Inc. (Specialty Retail)	292		15,736
L3 Technologies, Inc. (Aerospace & Defense)	73		12,197
Laboratory Corp. of America Holdings* (Health Care Providers & Services)	73		11,252
Leggett & Platt, Inc. (Household Durables)	146		7,669
Lennar Corp.—Class A (Household Durables)	438		23,354
Leucadia National Corp. (Diversified Financial Services)	730		19,097
Level 3 Communications, Inc.* (Diversified Telecommunication Services)	292		17,316
Lincoln National Corp. (Insurance)	511		34,533
Loews Corp. (Insurance)	584		27,337
Lowe’s Cos., Inc. (Specialty Retail)	657		50,937
LyondellBasell Industries N.V.—Class A (Chemicals)	730		61,605
M&T Bank Corp. (Banks)	365		59,112
Macy’s, Inc. (Multiline Retail)	657		15,269
Mallinckrodt PLC* (Pharmaceuticals)	219		9,813
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	1,825		21,626
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	1,095		57,301
Marriott International, Inc.—Class A (Hotels, Restaurants & Leisure)	—	(a)	31
Masco Corp. (Building Products)	292		11,157
Mattel, Inc. (Leisure Products)	292		6,287
McCormick & Co., Inc. (Food Products)	73		7,118
McDonald’s Corp. (Hotels, Restaurants & Leisure)	657		100,626
McKesson Corp. (Health Care Providers & Services)	438		72,069
Medtronic PLC (Health Care Equipment & Supplies)	2,920		259,150
Merck & Co., Inc. (Pharmaceuticals)	2,263		145,036
MetLife, Inc. (Insurance)	2,336		128,340
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	2,263		67,573
Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts)	73		7,693
Mohawk Industries, Inc.* (Household Durables)	73		17,643
Molson Coors Brewing Co.—Class B (Beverages)	365		31,514
Mondelez International, Inc.—Class A (Food Products)	3,285		141,878
Monsanto Co. (Chemicals)	292		34,561
Monster Beverage Corp.* (Beverages)	365		18,133
Morgan Stanley (Capital Markets)	3,066		136,621
Mylan N.V.* (Pharmaceuticals)	1,022		39,674
National Oilwell Varco, Inc. (Energy Equipment & Services)	803		26,451
Navient Corp. (Consumer Finance)	584		9,724
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	219		8,771
Newell Rubbermaid, Inc. (Household Durables)	438		23,486
Newfield Exploration Co.* (Oil, Gas & Consumable Fuels)	146		4,155
News Corp.—Class A (Media)	803		11,001
News Corp.—Class B (Media)	292		4,132
NextEra Energy, Inc. (Electric Utilities)	511		71,606
Nielsen Holdings PLC (Professional Services)	292		11,289
NIKE, Inc.—Class B (Textiles, Apparel & Luxury Goods)	1,241		73,220
NiSource, Inc. (Multi-Utilities)	730		18,513
Noble Energy, Inc. (Oil, Gas & Consumable Fuels)	584		16,527
Nordstrom, Inc. (Multiline Retail)	219		10,475
Norfolk Southern Corp. (Road & Rail)	657		79,957
Northern Trust Corp. (Capital Markets)	146		14,193
NRG Energy, Inc. (Independent Power & Renewable Electricity Producers)	657		11,314
Nucor Corp. (Metals & Mining)	292		16,898
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	949		56,817
Omnicom Group, Inc. (Media)	146		12,103
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	219		11,423
Oracle Corp. (Software)	2,701		135,428
PACCAR, Inc. (Machinery)	365		24,105
Parker-Hannifin Corp. (Machinery)	73		11,667
Patterson Cos., Inc. (Health Care Providers & Services)	146		6,855
Pentair PLC (Machinery)	365		24,287
People’s United Financial, Inc. (Banks)	730		12,892
PepsiCo, Inc. (Beverages)	1,387		160,185
PerkinElmer, Inc. (Life Sciences Tools & Services)	219		14,923
Perrigo Co. PLC (Pharmaceuticals)	292		22,052
Pfizer, Inc. (Pharmaceuticals)	5,694		191,262
PG&E Corp. (Electric Utilities)	1,095		72,675
Philip Morris International, Inc. (Tobacco)	1,533		180,051
Phillips 66 (Oil, Gas & Consumable Fuels)	949		78,473
Pinnacle West Capital Corp. (Electric Utilities)	219		18,650
PNC Financial Services Group, Inc. (Banks)	1,022		127,617
PPG Industries, Inc. (Chemicals)	292		32,108
PPL Corp. (Electric Utilities)	1,460		56,444

See accompanying notes to financial statements.

50 :: ProFund VP Large-Cap Value :: Financial Statements

Common Stocks, continued

	Shares	Value
Praxair, Inc. (Chemicals)	292	$38,705
Principal Financial Group, Inc. (Insurance)	584	37,417
Prudential Financial, Inc. (Insurance)	949	102,625
Public Service Enterprise Group, Inc. (Multi-Utilities)	1,095	47,096
Public Storage (Equity Real Estate Investment Trusts)	146	30,445
PulteGroup, Inc. (Household Durables)	584	14,326
PVH Corp. (Textiles, Apparel & Luxury Goods)	146	16,717
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	292	18,489
Quest Diagnostics, Inc. (Health Care Providers & Services)	146	16,229
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	146	10,775
Range Resources Corp. (Oil, Gas & Consumable Fuels)	219	5,074
Raymond James Financial, Inc. (Capital Markets)	146	11,712
Raytheon Co. (Aerospace & Defense)	219	35,364
Realty Income Corp. (Equity Real Estate Investment Trusts)	219	12,084
Regency Centers Corp. (Equity Real Estate Investment Trusts)	146	9,145
Regions Financial Corp. (Banks)	2,555	37,405
Robert Half International, Inc. (Professional Services)	292	13,996
Rockwell Collins, Inc. (Aerospace & Defense)	146	15,342
Roper Technologies, Inc. (Industrial Conglomerates)	73	16,902
Royal Caribbean Cruises, Ltd. (Hotels, Restaurants & Leisure)	146	15,948
SCANA Corp. (Multi-Utilities)	292	19,567
Schlumberger, Ltd. (Energy Equipment & Services)	1,679	110,546
Seagate Technology PLC (Technology Hardware, Storage & Peripherals)	657	25,459
Sealed Air Corp. (Containers & Packaging)	219	9,802
Sempra Energy (Multi-Utilities)	511	57,615
Signet Jewelers, Ltd. (Specialty Retail)	146	9,233
Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	219	35,425
SL Green Realty Corp. (Equity Real Estate Investment Trusts)	219	23,170
Snap-on, Inc. (Machinery)	73	11,534
Stanley Black & Decker, Inc. (Machinery)	146	20,547
Staples, Inc. (Specialty Retail)	1,387	13,967
State Street Corp. (Capital Markets)	730	65,503
Stericycle, Inc.* (Commercial Services & Supplies)	219	16,714
SunTrust Banks, Inc. (Banks)	1,022	57,968
Symantec Corp. (Software)	657	18,560
Synchrony Financial (Consumer Finance)	1,679	50,068
Sysco Corp. (Food & Staples Retailing)	511	25,719
T. Rowe Price Group, Inc. (Capital Markets)	146	10,835
Target Corp. (Multiline Retail)	1,168	61,074
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	365	28,718
TechnipFMC PLC* (Energy Equipment & Services)	1,022	27,798
Tesoro Corp. (Oil, Gas & Consumable Fuels)	292	27,331
Textron, Inc. (Aerospace & Defense)	584	27,506
The AES Corp. (Independent Power & Renewable Electricity Producers)	1,387	15,409
The Allstate Corp. (Insurance)	803	71,017
The Bank of New York Mellon Corp. (Capital Markets)	2,263	115,458
The Boeing Co. (Aerospace & Defense)	365	72,179
The Clorox Co. (Household Products)	146	19,453
The Coca-Cola Co. (Beverages)	4,088	183,346
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	73	17,478
The Dow Chemical Co. (Chemicals)	2,409	151,935
The Estee Lauder Cos., Inc.—Class A (Personal Products)	219	21,019
The Gap, Inc. (Specialty Retail)	438	9,632
The Goldman Sachs Group, Inc. (Capital Markets)	803	178,185
The Goodyear Tire & Rubber Co. (Auto Components)	511	17,865
The Interpublic Group of Cos., Inc. (Media)	365	8,979
The JM Smucker Co.—Class A (Food Products)	219	25,914
The Kraft Heinz Co. (Food Products)	1,314	112,531
The Kroger Co. (Food & Staples Retailing)	1,971	45,964
The Macerich Co. (Equity Real Estate Investment Trusts)	292	16,954
The Mosaic Co. (Chemicals)	730	16,666
The NASDAQ OMX Group, Inc. (Capital Markets)	146	10,438
The Procter & Gamble Co. (Household Products)	2,847	248,116
The Progressive Corp. (Insurance)	1,241	54,716
The Sherwin-Williams Co. (Chemicals)	73	25,620
The Southern Co. (Electric Utilities)	2,117	101,362
The Travelers Cos., Inc. (Insurance)	584	73,894
The Walt Disney Co. (Media)	1,314	139,612
The Western Union Co. (IT Services)	365	6,953
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	949	28,736
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	365	63,681
Tiffany & Co. (Specialty Retail)	146	13,705
Torchmark Corp. (Insurance)	219	16,754
Tractor Supply Co. (Specialty Retail)	146	7,915
Transocean, Ltd.* (Energy Equipment & Services)	876	7,209
TripAdvisor, Inc.* (Internet & Direct Marketing Retail)	73	2,789
Twenty-First Century Fox, Inc.—Class A (Media)	1,168	33,101
Twenty-First Century Fox, Inc.—Class B (Media)	511	14,242
Tyson Foods, Inc.—Class A (Food Products)	657	41,148
U.S. Bancorp (Banks)	1,533	79,593
Union Pacific Corp. (Road & Rail)	511	55,653
United Technologies Corp. (Aerospace & Defense)	1,606	196,108
Universal Health Services, Inc.—Class B (Health Care Providers & Services)	73	8,912
Unum Group (Insurance)	511	23,828
V.F. Corp. (Textiles, Apparel & Luxury Goods)	657	37,843
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	949	64,020
Ventas, Inc. (Equity Real Estate Investment Trusts)	365	25,360
Verizon Communications, Inc. (Diversified Telecommunication Services)	4,161	185,830
Vertex Pharmaceuticals, Inc.* (Biotechnology)	219	28,223
Viacom, Inc.—Class B (Media)	730	24,506
Vornado Realty Trust (Equity Real Estate Investment Trusts)	219	20,564

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Large-Cap Value :: 51

Common Stocks, continued

	Shares	Value
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	1,825	$142,916
Wal-Mart Stores, Inc. (Food & Staples Retailing)	3,212	243,085
Waters Corp.* (Life Sciences Tools & Services)	73	13,420
WEC Energy Group, Inc. (Multi-Utilities)	292	17,923
Wells Fargo & Co. (Banks)	9,709	537,976
Western Digital Corp. (Technology Hardware, Storage & Peripherals)	657	58,210
WestRock Co. (Containers & Packaging)	511	28,953
Weyerhaeuser Co. (Equity Real Estate Investment Trusts)	1,606	53,802
Whirlpool Corp. (Household Durables)	146	27,977
Whole Foods Market, Inc. (Food & Staples Retailing)	657	27,666
Willis Towers Watson PLC (Insurance)	292	42,474
Wyndham Worldwide Corp. (Hotels, Restaurants & Leisure)	73	7,330
Xcel Energy, Inc. (Electric Utilities)	1,095	50,239
Xerox Corp. (Technology Hardware, Storage & Peripherals)	438	12,584
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	219	14,086
XL Group, Ltd. (Insurance)	584	25,579
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	146	18,746
Zions Bancorp (Banks)	438	19,233
TOTAL COMMON STOCKS (Cost $13,225,581)		20,110,830
TOTAL INVESTMENT SECURITIES (Cost $13,225,581)—100.4%		20,110,830
Net other assets (liabilities)—(0.4)%		(89,505)
NET ASSETS—100.0%		$20,021,325

*                 Non-income producing security.

(a)         Number of shares is less than 0.50

ProFund VP Large-Cap Value invested in the following industries as of June 30, 2017:

	Value	% of Net Assets
Aerospace & Defense	$380,191	1.9%
Air Freight & Logistics	18,273	0.1%
Airlines	147,959	0.7%
Auto Components	87,606	0.4%
Automobiles	198,485	1.0%
Banks	2,758,739	13.7%
Beverages	413,576	2.1%
Biotechnology	153,950	0.8%
Building Products	110,469	0.6%
Capital Markets	754,182	3.8%
Chemicals	552,197	2.7%
Commercial Services & Supplies	16,714	0.1%
Communications Equipment	348,341	1.8%
Construction & Engineering	29,250	0.1%
Consumer Finance	218,023	1.1%
Containers & Packaging	125,610	0.6%
Distributors	27,086	0.1%
Diversified Consumer Services	13,539	0.1%
Diversified Financial Services	711,481	3.6%
Diversified Telecommunication Services	732,318	3.7%
Electric Utilities	810,672	4.0%
Electrical Equipment	148,335	0.7%
Electronic Equipment, Instruments & Components	31,248	0.2%
Energy Equipment & Services	246,055	1.2%
Equity Real Estate Investment Trusts	369,273	1.8%
Food & Staples Retailing	813,331	4.0%
Food Products	486,368	2.4%
Health Care Equipment & Supplies	630,576	3.1%
Health Care Providers & Services	606,650	3.0%
Hotels, Restaurants & Leisure	216,264	1.1%
Household Durables	139,691	0.7%
Household Products	385,582	1.9%
Independent Power & Renewable Electricity Producers	26,723	0.1%
Industrial Conglomerates	463,816	2.4%
Insurance	1,060,318	5.2%
Internet & Direct Marketing Retail	2,789	NM
Internet Software & Services	45,885	0.2%
IT Services	200,491	1.0%
Leisure Products	6,287	NM
Life Sciences Tools & Services	117,680	0.6%
Machinery	233,822	1.2%
Media	261,420	1.4%
Metals & Mining	30,049	0.2%
Multiline Retail	100,933	0.5%
Multi-Utilities	373,306	1.9%
Oil, Gas & Consumable Fuels	1,918,731	9.6%
Personal Products	31,975	0.2%
Pharmaceuticals	1,070,278	5.4%
Professional Services	47,789	0.2%
Real Estate Management & Development	13,286	0.1%
Road & Rail	198,357	1.0%
Semiconductors & Semiconductor Equipment	277,486	1.4%
Software	200,238	1.0%
Specialty Retail	178,087	0.9%
Technology Hardware, Storage & Peripherals	228,168	1.1%
Textiles, Apparel & Luxury Goods	160,831	0.8%
Tobacco	180,051	0.9%
Other**	(89,505)	(0.4)%
Total	$20,021,325	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM         Not meaningful, amount is less than 0.05%.

See accompanying notes to financial statements.

52 :: ProFund VP Large-Cap Value :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2017

ASSETS:
Total Investment Securities, at cost	$13,225,581
Securities, at value	20,110,830
Total Investment Securities, at value	20,110,830
Dividends receivable	21,863
Receivable for capital shares issued	53,632
Prepaid expenses	272
TOTAL ASSETS	20,186,597
LIABILITIES:
Payable for investments purchased	3,808
Payable for capital shares redeemed	955
Cash overdraft	120,511
Advisory fees payable	11,902
Management services fees payable	1,587
Administration fees payable	568
Administrative services fees payable	6,397
Distribution fees payable	5,514
Transfer agency fees payable	891
Fund accounting fees payable	693
Compliance services fees payable	203
Other accrued expenses	12,243
TOTAL LIABILITIES	165,272
NET ASSETS	$20,021,325
NET ASSETS CONSIST OF:
Capital	$17,236,170
Accumulated net investment income (loss)	285,134
Accumulated net realized gains (losses) on investments	(4,385,228)
Net unrealized appreciation (depreciation) on investments	6,885,249
NET ASSETS	$20,021,325
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	463,704
Net Asset Value (offering and redemption price per share)	$43.18

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2017

INVESTMENT INCOME:
Dividends	$247,711
Interest	128
TOTAL INVESTMENT INCOME	247,839
EXPENSES:
Advisory fees	75,962
Management services fees	10,128
Administration fees	3,814
Transfer agency fees	5,482
Administrative services fees	31,942
Distribution fees	25,320
Custody fees	1,972
Fund accounting fees	5,559
Trustee fees	308
Compliance services fees	105
Other fees	10,060
Total Gross Expenses before reductions	170,652
Expenses reduced and reimbursed by the Advisor	(498)
TOTAL NET EXPENSES	170,154
NET INVESTMENT INCOME (LOSS)	77,685
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	239,454
Change in net unrealized appreciation/depreciation on investments	488,920
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	728,374
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$806,059

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Large-Cap Value :: 53

Statements of Changes in Net Assets

	Six Months Ended June 30, 2017 (unaudited)	Year Ended December 31, 2016
FROM INVESTMENT ACTIVITES:
OPERATIONS:
Net investment income (loss)	$77,685	$199,571
Net realized gains (losses) on investments	239,454	543,087
Change in net unrealized appreciation/depreciation on investments	488,920	1,871,214
Change in net assets resulting from operations	806,059	2,613,872
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	(209,634)
Change in net assets resulting from distributions	—	(209,634)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	7,472,830	30,620,317
Distributions reinvested	—	209,634
Value of shares redeemed	(13,683,357)	(26,162,371)
Change in net assets resulting from capital transactions	(6,210,527)	4,667,580
Change in net assets	(5,404,468)	7,071,818
NET ASSETS:
Beginning of period	25,425,793	18,353,975
End of period	$20,021,325	$25,425,793
Accumulated net investment income (loss)	$285,134	$207,449
SHARE TRANSACTIONS:
Issued	174,773	801,553
Reinvested	—	5,340
Redeemed	(323,378)	(698,758)
Change in shares	(148,605)	108,135

See accompanying notes to financial statements.

54 :: ProFund VP Large-Cap Value :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2017 (unaudited)		Year Ended Dec. 31, 2016	Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012
Net Asset Value, Beginning of Period	$41.52		$36.40	$38.58	$35.13	$27.28	$23.82
Investment Activities:
Net investment income (loss)(a)	0.16		0.38	0.36	0.29	0.26	0.23
Net realized and unrealized gains (losses) on investments	1.50		5.20	(2.17)	3.38	7.86	3.43
Total income (loss) from investment activities	1.66		5.58	(1.81)	3.67	8.12	3.66
Distributions to Shareholders From:
Net investment income	—		(0.46)	(0.37)	(0.22)	(0.27)	(0.20)
Net Asset Value, End of Period	$43.18		$41.52	$36.40	$38.58	$35.13	$27.28
Total Return	3.97	%(b)	15.43%	(4.73)%	10.47%	29.89%	15.42%
Ratios to Average Net Assets:
Gross expenses(c)	1.68%		1.69%	1.70%	1.77%	1.84%	1.93%
Net expenses(c)	1.68%		1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(c)	0.77%		1.01%	0.96%	0.80%	0.81%	0.90%
Supplemental Data:
Net assets, end of period (000’s)	$20,021		$25,426	$18,354	$33,674	$22,181	$23,152
Portfolio turnover rate(d)	29	%(b)	138%	85%	126%	150%	212%

(a)           Per share net investment income (loss) has been calculated using the average daily shares method.

(b)          Not annualized for periods less than one year.

(c)           Annualized for periods less than one year.

(d)          Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Large-Cap Growth :: 55

Investment Objective: The ProFund VP Large-Cap Growth seeks investment results that, before fees and expenses, correspond to the performance of the S&P 500 Growth Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2017

Market Exposure

Investment Type	% of Net Assets
Equity Securities	101%
Total Exposure	101%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	6.6%
Alphabet, Inc.	4.9%
Microsoft Corp.	4.7%
Amazon.com, Inc.	3.4%
Facebook, Inc.	3.1%

S&P 500 Growth Index — Composition

% of Index
Information Technology	35%
Consumer Discretionary	17%
Health Care	16%
Industrials	11%
Consumer Staples	7%
Financials	4%
Real Estate	4%
Energy	2%
Materials	2%
Telecommunication Services	1%
Utilities	1%

Schedule of Portfolio Investments (unaudited)

Common Stocks (100.5%)

	Shares	Value
3M Co. (Industrial Conglomerates)	1,144	$238,169
AbbVie, Inc. (Biotechnology)	4,576	331,805
Accenture PLC—Class A (IT Services)	1,760	217,677
Activision Blizzard, Inc. (Software)	2,024	116,522
Acuity Brands, Inc. (Electrical Equipment)	88	17,889
Adobe Systems, Inc.* (Software)	1,408	199,148
Advance Auto Parts, Inc. (Specialty Retail)	176	20,520
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	2,200	27,456
Aetna, Inc. (Health Care Providers & Services)	968	146,971
Agilent Technologies, Inc. (Life Sciences Tools & Services)	616	36,535
Air Products & Chemicals, Inc. (Chemicals)	352	50,357
Akamai Technologies, Inc.* (Internet Software & Services)	528	26,300
Alaska Air Group, Inc. (Airlines)	264	23,697
Albemarle Corp. (Chemicals)	352	37,150
Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts)	264	31,804
Alexion Pharmaceuticals, Inc.* (Biotechnology)	616	74,949
Align Technology, Inc.* (Health Care Equipment & Supplies)	176	26,421
Allegion PLC (Building Products)	176	14,277
Alliance Data Systems Corp. (IT Services)	88	22,589
Alliant Energy Corp. (Electric Utilities)	352	14,140
Alphabet, Inc.*—Class A (Internet Software & Services)	880	818,118
Alphabet, Inc.*—Class C (Internet Software & Services)	880	799,682
Altria Group, Inc. (Tobacco)	5,544	412,862
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	1,144	1,107,391
American Express Co. (Consumer Finance)	1,056	88,957
American Tower Corp. (Equity Real Estate Investment Trusts)	1,232	163,019
American Water Works Co., Inc. (Water Utilities)	528	41,158
Ameriprise Financial, Inc. (Capital Markets)	176	22,403
Amgen, Inc. (Biotechnology)	1,144	197,031
Amphenol Corp.—Class A (Electronic Equipment, Instruments & Components)	880	64,962
Anadarko Petroleum Corp. (Oil, Gas & Consumable Fuels)	792	35,909
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	1,056	82,157
ANSYS, Inc.* (Software)	176	21,416
Aon PLC (Insurance)	792	105,296
Apache Corp. (Oil, Gas & Consumable Fuels)	704	33,743
Apartment Investment & Management Co.— Class A (Equity Real Estate Investment Trusts)	440	18,907
Apple, Inc. (Technology Hardware, Storage & Peripherals)	15,048	2,167,213
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	3,080	127,235
Arthur J. Gallagher & Co. (Insurance)	528	30,228
Autodesk, Inc.* (Software)	352	35,489
Automatic Data Processing, Inc. (IT Services)	1,320	135,247
AutoZone, Inc.* (Specialty Retail)	88	50,200
AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts)	440	84,555
Avery Dennison Corp. (Containers & Packaging)	176	15,553
Baker Hughes, Inc. (Energy Equipment & Services)	528	28,781
Bard (C.R.), Inc. (Health Care Equipment & Supplies)	176	55,635
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	616	120,188
Best Buy Co., Inc. (Specialty Retail)	264	15,135
Biogen, Inc.* (Biotechnology)	616	167,158
BlackRock, Inc.—Class A (Capital Markets)	176	74,344
Boston Properties, Inc. (Equity Real Estate Investment Trusts)	264	32,477

See accompanying notes to financial statements.

56 :: ProFund VP Large-Cap Growth :: Financial Statements

Common Stocks, continued

	Shares		Value
Boston Scientific Corp.* (Health Care Equipment & Supplies)	3,960		$109,771
Bristol-Myers Squibb Co. (Pharmaceuticals)	2,640		147,101
Broadcom, Ltd. (Semiconductors & Semiconductor Equipment)	1,144		266,609
Brown-Forman Corp.—Class B (Beverages)	264		12,830
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	176		12,088
Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	616		15,449
Campbell Soup Co. (Food Products)	352		18,357
CarMax, Inc.* (Specialty Retail)	264		16,648
Caterpillar, Inc. (Machinery)	880		94,565
CBOE Holdings, Inc. (Capital Markets)	176		16,086
CBRE Group, Inc.*—Class A (Real Estate Management & Development)	352		12,813
CBS Corp.—Class B (Media)	1,056		67,352
Celgene Corp.* (Biotechnology)	2,288		297,142
CenterPoint Energy, Inc. (Multi-Utilities)	704		19,276
Cerner Corp.* (Health Care Technology)	880		58,494
Charter Communications, Inc.*—Class A (Media)	616		207,500
Chesapeake Energy Corp.* (Oil, Gas & Consumable Fuels)	1,056		5,248
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	88		36,617
Church & Dwight Co., Inc. (Household Products)	440		22,827
Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	176		16,546
Cincinnati Financial Corp. (Insurance)	264		19,127
Cintas Corp. (Commercial Services & Supplies)	264		33,275
Citizens Financial Group, Inc. (Banks)	528		18,839
Citrix Systems, Inc.* (Software)	440		35,015
CME Group, Inc. (Capital Markets)	616		77,148
Coach, Inc. (Textiles, Apparel & Luxury Goods)	440		20,830
Cognizant Technology Solutions Corp. (IT Services)	1,144		75,962
Colgate-Palmolive Co. (Household Products)	1,408		104,375
Comcast Corp.—Class A (Media)	13,640		530,868
Comerica, Inc. (Banks)	264		19,335
Concho Resources, Inc.* (Oil, Gas & Consumable Fuels)	264		32,084
Constellation Brands, Inc.—Class A (Beverages)	528		102,289
Corning, Inc. (Electronic Equipment, Instruments & Components)	2,640		79,332
Coty, Inc. (Personal Products)	528		9,905
Crown Castle International Corp. (Equity Real Estate Investment Trusts)	704		70,527
CSRA, Inc. (IT Services)	176		5,588
CSX Corp. (Road & Rail)	1,672		91,224
Cummins, Inc. (Machinery)	440		71,377
Danaher Corp. (Health Care Equipment & Supplies)	968		81,690
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	352		31,835
Deere & Co. (Machinery)	440		54,380
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	792		25,320
Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts)	440		49,698
Discover Financial Services (Consumer Finance)	1,056		65,673
Discovery Communications, Inc.*—Class A (Media)	440		11,365
Discovery Communications, Inc.*—Class C (Media)	616		15,529
Dish Network Corp.*—Class A (Media)	352		22,092
Dollar General Corp. (Multiline Retail)	704		50,751
Dollar Tree, Inc.* (Multiline Retail)	704		49,224
Dominion Resources, Inc. (Multi-Utilities)	880		67,434
Dr. Pepper Snapple Group, Inc. (Beverages)	352		32,071
DXC Technology Co. (IT Services)	440		33,757
E*TRADE Financial Corp.* (Capital Markets)	792		30,120
E.I. du Pont de Nemours & Co. (Chemicals)	1,232		99,435
eBay, Inc.* (Internet Software & Services)	1,144		39,948
Ecolab, Inc. (Chemicals)	440		58,410
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	616		72,836
Electronic Arts, Inc.* (Software)	880		93,034
Eli Lilly & Co. (Pharmaceuticals)	1,232		101,394
Emerson Electric Co. (Electrical Equipment)	880		52,466
Envision Healthcare Corp.* (Health Care Providers & Services)	176		11,030
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	880		79,658
EQT Corp. (Oil, Gas & Consumable Fuels)	264		15,468
Equifax, Inc. (Professional Services)	352		48,372
Equinix, Inc. (Equity Real Estate Investment Trusts)	264		113,298
Equity Residential (Equity Real Estate Investment Trusts)	704		46,344
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)	88		22,640
Expedia, Inc. (Internet & Direct Marketing Retail)	352		52,430
Expeditors International of Washington, Inc. (Air Freight & Logistics)	352		19,881
Extra Space Storage, Inc. (Equity Real Estate Investment Trusts)	352		27,456
F5 Networks, Inc.* (Communications Equipment)	176		22,363
Facebook, Inc.*—Class A (Internet Software & Services)	6,776		1,023,041
Fastenal Co. (Trading Companies & Distributors)	792		34,476
Federal Realty Investment Trust (Equity Real Estate Investment Trusts)	88		11,122
FedEx Corp. (Air Freight & Logistics)	704		153,000
Fidelity National Information Services, Inc. (IT Services)	968		82,667
First Horizon National Corp. (Banks)	—	(a)	—	(b)
Fiserv, Inc.* (IT Services)	616		75,361
FLIR Systems, Inc. (Electronic Equipment, Instruments & Components)	264		9,150
FMC Corp. (Chemicals)	264		19,285
Foot Locker, Inc. (Specialty Retail)	264		13,010
Fortive Corp. (Machinery)	880		55,748
Fortune Brands Home & Security, Inc. (Building Products)	352		22,964
Freeport-McMoRan, Inc.* (Metals & Mining)	2,376		28,536
Garmin, Ltd. (Household Durables)	352		17,963
Gartner, Inc.* (IT Services)	264		32,607
General Dynamics Corp. (Aerospace & Defense)	792		156,895
General Electric Co. (Industrial Conglomerates)	11,792		318,502
General Mills, Inc. (Food Products)	880		48,751
GGP, Inc. (Equity Real Estate Investment Trusts)	1,672		39,392

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Large-Cap Growth :: 57

Common Stocks, continued

	Shares	Value
Gilead Sciences, Inc. (Biotechnology)	3,784	$267,832
Global Payments, Inc. (IT Services)	440	39,741
Halliburton Co. (Energy Equipment & Services)	1,408	60,136
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	528	12,228
Harley-Davidson, Inc. (Automobiles)	528	28,523
Harris Corp. (Communications Equipment)	352	38,395
Hasbro, Inc. (Leisure Products)	352	39,251
HCA Holdings, Inc.* (Health Care Providers & Services)	440	38,368
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	440	27,214
Hologic, Inc.* (Health Care Equipment & Supplies)	528	23,961
Honeywell International, Inc. (Industrial Conglomerates)	1,320	175,943
Host Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	2,112	38,586
Humana, Inc. (Health Care Providers & Services)	440	105,873
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	264	42,615
IHS Markit, Ltd.* (Professional Services)	264	11,627
Illinois Tool Works, Inc. (Machinery)	880	126,060
Illumina, Inc.* (Life Sciences Tools & Services)	264	45,809
Incyte Corp.* (Biotechnology)	528	66,480
Ingersoll-Rand PLC (Machinery)	704	64,339
Intel Corp. (Semiconductors & Semiconductor Equipment)	6,512	219,715
Intercontinental Exchange, Inc. (Capital Markets)	1,672	110,219
International Business Machines Corp. (IT Services)	1,408	216,593
International Flavors & Fragrances, Inc. (Chemicals)	88	11,880
Intuit, Inc. (Software)	704	93,498
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	88	82,313
Iron Mountain, Inc. (Equity Real Estate Investment Trusts)	440	15,118
J.B. Hunt Transport Services, Inc. (Road & Rail)	264	24,124
Johnson & Johnson (Pharmaceuticals)	4,752	628,642
Juniper Networks, Inc. (Communications Equipment)	616	17,174
Kellogg Co. (Food Products)	352	24,450
KeyCorp (Banks)	1,584	29,684
Kimberly-Clark Corp. (Household Products)	528	68,170
Kimco Realty Corp. (Equity Real Estate Investment Trusts)	1,232	22,607
KLA-Tencor Corp. (Semiconductors & Semiconductor Equipment)	440	40,264
L Brands, Inc. (Specialty Retail)	352	18,969
L3 Technologies, Inc. (Aerospace & Defense)	88	14,703
Laboratory Corp. of America Holdings* (Health Care Providers & Services)	176	27,129
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	440	62,229
Leggett & Platt, Inc. (Household Durables)	264	13,868
Level 3 Communications, Inc.* (Diversified Telecommunication Services)	440	26,092
LKQ Corp.* (Distributors)	880	28,996
Lockheed Martin Corp. (Aerospace & Defense)	704	195,438
Lowe’s Cos., Inc. (Specialty Retail)	1,584	122,808
Marriott International, Inc.—Class A (Hotels, Restaurants & Leisure)	880	88,305
Marsh & McLennan Cos., Inc. (Insurance)	1,496	116,628
Martin Marietta Materials, Inc. (Construction Materials)	176	39,174
Masco Corp. (Building Products)	528	20,175
MasterCard, Inc.—Class A (IT Services)	2,728	331,316
Mattel, Inc. (Leisure Products)	528	11,368
McCormick & Co., Inc. (Food Products)	176	17,162
McDonald’s Corp. (Hotels, Restaurants & Leisure)	1,496	229,127
Merck & Co., Inc. (Pharmaceuticals)	4,928	315,836
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	88	51,792
Michael Kors Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	440	15,950
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	704	54,335
Microsoft Corp. (Software)	22,264	1,534,657
Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts)	176	18,547
Mohawk Industries, Inc.* (Household Durables)	88	21,269
Monsanto Co. (Chemicals)	880	104,157
Monster Beverage Corp.* (Beverages)	704	34,975
Moody’s Corp. (Capital Markets)	440	53,539
Motorola Solutions, Inc. (Communications Equipment)	440	38,166
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	440	11,277
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	440	17,622
Netflix, Inc.* (Internet & Direct Marketing Retail)	1,232	184,073
Newell Rubbermaid, Inc. (Household Durables)	880	47,185
Newfield Exploration Co.* (Oil, Gas & Consumable Fuels)	352	10,018
Newmont Mining Corp. (Metals & Mining)	1,496	48,456
NextEra Energy, Inc. (Electric Utilities)	704	98,651
Nielsen Holdings PLC (Professional Services)	528	20,412
NIKE, Inc.—Class B (Textiles, Apparel & Luxury Goods)	2,200	129,801
Noble Energy, Inc. (Oil, Gas & Consumable Fuels)	528	14,942
Northern Trust Corp. (Capital Markets)	440	42,772
Northrop Grumman Corp. (Aerospace & Defense)	528	135,543
Nucor Corp. (Metals & Mining)	528	30,555
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	1,672	241,704
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	968	57,954
Omnicom Group, Inc. (Media)	440	36,476
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	792	41,311
Oracle Corp. (Software)	5,016	251,501
O’Reilly Automotive, Inc.* (Specialty Retail)	264	57,747
PACCAR, Inc. (Machinery)	528	34,869
Parker-Hannifin Corp. (Machinery)	264	42,192
Paychex, Inc. (IT Services)	880	50,107
PayPal Holdings, Inc.* (IT Services)	3,256	174,750
PepsiCo, Inc. (Beverages)	2,288	264,242
Pfizer, Inc. (Pharmaceuticals)	9,592	322,195
Philip Morris International, Inc. (Tobacco)	2,464	289,397
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	528	84,258
PPG Industries, Inc. (Chemicals)	352	38,706
Praxair, Inc. (Chemicals)	440	58,322

See accompanying notes to financial statements.

58 :: ProFund VP Large-Cap Growth :: Financial Statements

Common Stocks, continued

	Shares	Value
Prologis, Inc. (Equity Real Estate Investment Trusts)	1,496	$87,725
Public Storage (Equity Real Estate Investment Trusts)	264	55,052
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	4,224	233,249
Quanta Services, Inc.* (Construction & Engineering)	440	14,485
Quest Diagnostics, Inc. (Health Care Providers & Services)	264	29,346
Range Resources Corp. (Oil, Gas & Consumable Fuels)	176	4,078
Raymond James Financial, Inc. (Capital Markets)	176	14,119
Raytheon Co. (Aerospace & Defense)	528	85,261
Realty Income Corp. (Equity Real Estate Investment Trusts)	528	29,135
Red Hat, Inc.* (Software)	528	50,556
Regency Centers Corp. (Equity Real Estate Investment Trusts)	264	16,537
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	176	86,441
Republic Services, Inc.—Class A (Commercial Services & Supplies)	704	44,866
Reynolds American, Inc. (Tobacco)	2,376	154,535
Rockwell Automation, Inc. (Electrical Equipment)	352	57,009
Rockwell Collins, Inc. (Aerospace & Defense)	264	27,741
Roper Technologies, Inc. (Industrial Conglomerates)	176	40,749
Ross Stores, Inc. (Specialty Retail)	1,144	66,043
Royal Caribbean Cruises, Ltd. (Hotels, Restaurants & Leisure)	264	28,837
S&P Global, Inc. (Capital Markets)	704	102,777
Salesforce.com, Inc.* (Software)	1,936	167,658
Schlumberger, Ltd. (Energy Equipment & Services)	1,760	115,878
Scripps Networks Interactive, Inc.—Class A (Media)	264	18,034
Sealed Air Corp. (Containers & Packaging)	264	11,817
Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	616	99,644
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	528	50,662
Snap-on, Inc. (Machinery)	88	13,904
Southwest Airlines Co. (Airlines)	1,760	109,366
Stanley Black & Decker, Inc. (Machinery)	176	24,768
Starbucks Corp. (Hotels, Restaurants & Leisure)	4,136	241,170
Stryker Corp. (Health Care Equipment & Supplies)	880	122,125
Symantec Corp. (Software)	880	24,860
Synopsys, Inc.* (Software)	440	32,089
Sysco Corp. (Food & Staples Retailing)	792	39,861
T. Rowe Price Group, Inc. (Capital Markets)	440	32,652
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	528	41,543
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	2,904	223,405
The Boeing Co. (Aerospace & Defense)	1,056	208,825
The Charles Schwab Corp. (Capital Markets)	3,520	151,220
The Clorox Co. (Household Products)	176	23,450
The Coca-Cola Co. (Beverages)	5,632	252,595
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	88	21,069
The Estee Lauder Cos., Inc.—Class A (Personal Products)	352	33,785
The Hershey Co. (Food Products)	440	47,243
The Home Depot, Inc. (Specialty Retail)	3,432	526,469
The Interpublic Group of Cos., Inc. (Media)	616	15,154
The NASDAQ OMX Group, Inc. (Capital Markets)	176	12,582
The Priceline Group, Inc.* (Internet & Direct Marketing Retail)	176	329,212
The Procter & Gamble Co. (Household Products)	3,608	314,438
The Sherwin-Williams Co. (Chemicals)	176	61,769
The TJX Cos., Inc. (Specialty Retail)	1,848	133,370
The Walt Disney Co. (Media)	2,464	261,800
The Western Union Co. (IT Services)	880	16,764
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	1,056	31,976
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	704	122,826
Tiffany & Co. (Specialty Retail)	176	16,521
Time Warner, Inc. (Media)	2,200	220,902
Total System Services, Inc. (IT Services)	440	25,630
Tractor Supply Co. (Specialty Retail)	176	9,541
TransDigm Group, Inc. (Aerospace & Defense)	176	47,321
TripAdvisor, Inc.* (Internet & Direct Marketing Retail)	176	6,723
Twenty-First Century Fox, Inc.—Class A (Media)	1,496	42,397
Twenty-First Century Fox, Inc.—Class B (Media)	704	19,620
U.S. Bancorp (Banks)	2,552	132,501
UDR, Inc. (Equity Real Estate Investment Trusts)	792	30,864
Ulta Salon, Cosmetics & Fragrance, Inc.* (Specialty Retail)	176	50,572
Under Armour, Inc.*—Class A (Textiles, Apparel & Luxury Goods)	528	11,489
Under Armour, Inc.*—Class C (Textiles, Apparel & Luxury Goods)	528	10,644
Union Pacific Corp. (Road & Rail)	1,584	172,514
United Continental Holdings, Inc.* (Airlines)	792	59,598
United Parcel Service, Inc.—Class B (Air Freight & Logistics)	2,024	223,834
United Rentals, Inc.* (Trading Companies & Distributors)	264	29,755
UnitedHealth Group, Inc. (Health Care Providers & Services)	2,816	522,143
Universal Health Services, Inc.—Class B (Health Care Providers & Services)	88	10,743
Varian Medical Systems, Inc.* (Health Care Equipment & Supplies)	264	27,242
Ventas, Inc. (Equity Real Estate Investment Trusts)	616	42,800
VeriSign, Inc.* (Internet Software & Services)	264	24,541
Verisk Analytics, Inc.*—Class A (Professional Services)	440	37,123
Verizon Communications, Inc. (Diversified Telecommunication Services)	6,248	279,036
Vertex Pharmaceuticals, Inc.* (Biotechnology)	440	56,703
Visa, Inc.—Class A (IT Services)	5,280	495,157
Vornado Realty Trust (Equity Real Estate Investment Trusts)	264	24,790
Vulcan Materials Co. (Construction Materials)	352	44,591

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Large-Cap Growth :: 59

Common Stocks, continued

	Shares	Value
W.W. Grainger, Inc. (Trading Companies & Distributors)	176	$31,773
Waste Management, Inc. (Commercial Services & Supplies)	1,144	83,912
Waters Corp.* (Life Sciences Tools & Services)	176	32,356
WEC Energy Group, Inc. (Multi-Utilities)	440	27,007
Welltower, Inc. (Equity Real Estate Investment Trusts)	1,056	79,042
Wyndham Worldwide Corp. (Hotels, Restaurants & Leisure)	176	17,672
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	264	35,408
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	440	28,301
Xylem, Inc. (Machinery)	528	29,267
YUM! Brands, Inc. (Hotels, Restaurants & Leisure)	968	71,400
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	352	45,197
Zoetis, Inc. (Pharmaceuticals)	1,408	87,831
TOTAL COMMON STOCKS (Cost $18,557,585)		33,125,281
TOTAL INVESTMENT SECURITIES (Cost $18,557,585)—100.5%		33,125,281
Net other assets (liabilities)—(0.5)%		(149,798)
NET ASSETS—100.0%		$32,975,483

*                 Non-income producing security.

(a)         Number of shares is less than 0.50

(b)         Amount is less than $0.50.

ProFund VP Large-Cap Growth invested in the following industries as of June 30, 2017:

	Value	% of Net Assets
Aerospace & Defense	$871,727	2.6%
Air Freight & Logistics	408,803	1.2%
Airlines	192,661	0.6%
Automobiles	28,523	0.1%
Banks	200,359	0.6%
Beverages	699,002	2.1%
Biotechnology	1,545,541	4.7%
Building Products	57,416	0.2%
Capital Markets	739,981	2.2%
Chemicals	539,471	1.6%
Commercial Services & Supplies	162,053	0.5%
Communications Equipment	116,098	0.4%
Construction & Engineering	14,485	NM
Construction Materials	83,765	0.3%
Consumer Finance	154,630	0.5%
Containers & Packaging	27,370	0.1%
Distributors	28,996	0.1%
Diversified Telecommunication Services	305,128	0.9%
Electric Utilities	112,791	0.3%
Electrical Equipment	127,364	0.4%
Electronic Equipment, Instruments & Components	194,987	0.6%
Energy Equipment & Services	204,795	0.6%
Equity Real Estate Investment Trusts	1,271,686	3.9%
Food & Staples Retailing	39,861	0.1%
Food Products	155,963	0.5%
Health Care Equipment & Supplies	831,063	2.5%
Health Care Providers & Services	891,603	2.7%
Health Care Technology	58,494	0.2%
Hotels, Restaurants & Leisure	807,585	2.4%
Household Durables	100,285	0.3%
Household Products	533,260	1.6%
Industrial Conglomerates	773,363	2.3%
Insurance	271,279	0.8%
Internet & Direct Marketing Retail	1,679,829	5.0%
Internet Software & Services	2,731,630	8.3%
IT Services	2,031,513	6.2%
Leisure Products	50,619	0.2%
Life Sciences Tools & Services	289,318	0.9%
Machinery	611,469	1.9%
Media	1,469,089	4.5%
Metals & Mining	107,547	0.3%
Multiline Retail	99,975	0.3%
Multi-Utilities	113,717	0.4%
Oil, Gas & Consumable Fuels	515,239	1.6%
Personal Products	43,690	0.1%
Pharmaceuticals	1,602,999	4.8%
Professional Services	117,534	0.4%
Real Estate Management & Development	12,813	NM
Road & Rail	287,862	0.9%
Semiconductors & Semiconductor Equipment	1,657,321	5.0%
Software	2,655,443	8.1%
Specialty Retail	1,117,553	3.4%
Technology Hardware, Storage & Peripherals	2,184,835	6.6%
Textiles, Apparel & Luxury Goods	200,942	0.6%
Tobacco	856,794	2.7%
Trading Companies & Distributors	96,004	0.3%
Water Utilities	41,158	0.1%
Other**	(149,798)	(0.5)%
Total	$32,975,483	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM         Not meaningful, amount is less than 0.05%.

See accompanying notes to financial statements.

60 :: ProFund VP Large-Cap Growth :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2017

ASSETS:
Total Investment Securities, at cost	$18,557,585
Securities, at value	33,125,281
Total Investment Securities, at value	33,125,281
Dividends receivable	28,879
Prepaid expenses	380
TOTAL ASSETS	33,154,540
LIABILITIES:
Payable for investments purchased	18,363
Payable for capital shares redeemed	37,586
Cash overdraft	61,012
Advisory fees payable	19,796
Management services fees payable	2,639
Administration fees payable	943
Administrative services fees payable	11,035
Distribution fees payable	10,614
Transfer agency fees payable	1,479
Fund accounting fees payable	1,152
Compliance services fees payable	285
Other accrued expenses	14,153
TOTAL LIABILITIES	179,057
NET ASSETS	$32,975,483
NET ASSETS CONSIST OF:
Capital	$17,767,596
Accumulated net investment income (loss)	10,241
Accumulated net realized gains (losses) on investments	629,950
Net unrealized appreciation (depreciation) on investments	14,567,696
NET ASSETS	$32,975,483
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	510,191
Net Asset Value (offering and redemption price per share)	$64.63

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2017

INVESTMENT INCOME:
Dividends	$248,513
Interest	112
TOTAL INVESTMENT INCOME	248,625
EXPENSES:
Advisory fees	108,085
Management services fees	14,411
Administration fees	5,058
Transfer agency fees	7,282
Administrative services fees	42,461
Distribution fees	36,028
Custody fees	2,582
Fund accounting fees	6,740
Trustee fees	397
Compliance services fees	147
Other fees	13,741
Recoupment of prior expenses reduced by the Advisor	5,500
Total Gross Expenses before reductions	242,432
Expenses reduced and reimbursed by the Advisor	(322)
TOTAL NET EXPENSES	242,110
NET INVESTMENT INCOME (LOSS)	6,515
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	504,392
Change in net unrealized appreciation/depreciation on investments	2,857,673
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	3,362,065
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$3,368,580

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Large-Cap Growth :: 61

Statements of Changes in Net Assets

	Six Months Ended June 30, 2017 (unaudited)	Year Ended December 31, 2016
FROM INVESTMENT ACTIVITES:
OPERATIONS:
Net investment income (loss)	$6,515	$(26,274)
Net realized gains (losses) on investments	504,392	1,576,903
Change in net unrealized appreciation/depreciation on investments	2,857,673	(659,001)
Change in net assets resulting from operations	3,368,580	891,628
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	(11,361)
Net realized gains on investments	—	(2,140,634)
Change in net assets resulting from distributions	—	(2,151,995)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	42,620,500	43,738,173
Distributions reinvested	—	2,151,995
Value of shares redeemed	(39,025,946)	(53,703,016)
Change in net assets resulting from capital transactions	3,594,554	(7,812,848)
Change in net assets	6,963,134	(9,073,215)
NET ASSETS:
Beginning of period	26,012,349	35,085,564
End of period	$32,975,483	$26,012,349
Accumulated net investment income (loss)	$10,241	$3,726
SHARE TRANSACTIONS:
Issued	687,514	750,621
Reinvested	—	37,245
Redeemed	(629,888)	(926,205)
Change in shares	57,626	(138,339)

See accompanying notes to financial statements.

62 :: ProFund VP Large-Cap Growth :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2017 (unaudited)		Year Ended Dec. 31, 2016	Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012
Net Asset Value, Beginning of Period	$57.48		$59.38	$57.23	$50.75	$38.98	$34.60
Investment Activities:
Net investment income (loss)(a)	0.01		(0.06)	0.03	0.01	0.07	0.12
Net realized and unrealized gains (losses) on investments	7.14		3.07	2.12	6.54	11.86	4.29
Total income (loss) from investment activities	7.15		3.01	2.15	6.55	11.93	4.41
Distributions to Shareholders From:
Net investment income	—		(0.03)	—	(0.07)	(0.16)	(0.03)
Net realized gains on investments	—		(4.88)	—	—	—	—
Total distributions	—		(4.91)	—	(0.07)	(0.16)	(0.03)
Net Asset Value, End of Period	$64.63		$57.48	$59.38	$57.23	$50.75	$38.98
Total Return	12.44	%(b)	5.01%	3.76%	12.93%	30.66%	12.72%
Ratios to Average Net Assets:
Gross expenses(c)	1.68%		1.68%	1.68%	1.76%	1.78%	1.86%
Net expenses(c)	1.68%		1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(c)	0.05%		(0.10)%	0.05%	0.02%	0.15%	0.31%
Supplemental Data:
Net assets, end of period (000’s)	$32,975		$26,012	$35,086	$47,502	$36,890	$25,538
Portfolio turnover rate(d)	110	%(b)	150%	141%	124%	81%	177%

(a)           Per share net investment income (loss) has been calculated using the average daily shares method.

(b)          Not annualized for periods less than one year.

(c)           Annualized for periods less than one year.

(d)          Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Mid-Cap Value :: 63

Investment Objective: The ProFund VP Mid-Cap Value seeks investment results that, before fees and expenses, correspond to the performance of the S&P MidCap 400 Value Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2017

Market Exposure

Investment Type	% of Net Assets
Equity Securities	101%
Total Exposure	101%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Atmos Energy Corp.	1.1%
Alleghany Corp.	1.1%
UGI Corp.	1.1%
Reinsurance Group of America, Inc.	1.1%
JetBlue Airways Corp.	1.0%

S&P MidCap 400 Value Index —
Composition

% of Index
Financials	19%
Industrials	13%
Information Technology	13%
Consumer Discretionary	10%
Materials	9%
Real Estate	9%
Utilities	9%
Health Care	7%
Consumer Staples	5%
Energy	5%
Telecommunication Services	1%

Schedule of Portfolio Investments (unaudited)

Common Stocks (100.8%)

	Shares	Value
3D Systems Corp.* (Technology Hardware, Storage & Peripherals)	704	$13,165
Aaron’s, Inc. (Specialty Retail)	1,408	54,771
Acadia Healthcare Co., Inc.* (Health Care Providers & Services)	1,344	66,367
ACI Worldwide, Inc.* (Software)	1,408	31,497
Acxiom Corp.* (IT Services)	960	24,941
Adtalem Global Education, Inc. (Diversified Consumer Services)	1,280	48,576
AECOM Technology Corp.* (Construction & Engineering)	3,456	111,732
AGCO Corp. (Machinery)	1,472	99,198
Alexander & Baldwin, Inc. (Real Estate Management & Development)	448	18,538
Alleghany Corp.* (Insurance)	320	190,336
Allegheny Technologies, Inc. (Metals & Mining)	2,432	41,368
Allscripts Healthcare Solutions, Inc.* (Health Care Technology)	4,032	51,448
AMC Networks, Inc.*—Class A (Media)	448	23,928
American Campus Communities, Inc. (Equity Real Estate Investment Trusts)	1,216	57,517
American Eagle Outfitters, Inc. (Specialty Retail)	3,712	44,730
American Financial Group, Inc. (Insurance)	1,600	158,992
AptarGroup, Inc. (Containers & Packaging)	768	66,708
Aqua America, Inc. (Water Utilities)	1,856	61,805
ARRIS International PLC* (Communications Equipment)	2,432	68,145
Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)	1,984	155,584
Ashland Global Holdings, Inc. (Chemicals)	1,408	92,801
Aspen Insurance Holdings, Ltd. (Insurance)	1,344	66,998
Associated Banc-Corp. (Banks)	3,392	85,478
Atmos Energy Corp. (Gas Utilities)	2,304	191,117
Avnet, Inc. (Electronic Equipment, Instruments & Components)	2,752	106,998
Avon Products, Inc.* (Personal Products)	9,728	36,966
BancorpSouth, Inc. (Banks)	1,856	56,608
Bank of Hawaii Corp. (Banks)	256	21,240
Belden, Inc. (Electronic Equipment, Instruments & Components)	448	33,793
Bemis Co., Inc. (Containers & Packaging)	2,048	94,721
Big Lots, Inc. (Multiline Retail)	960	46,368
Bio-Rad Laboratories, Inc.*—Class A (Life Sciences Tools & Services)	256	57,935
Black Hills Corp. (Multi-Utilities)	448	30,227
Brocade Communications Systems, Inc. (Communications Equipment)	3,200	40,352
Brunswick Corp. (Leisure Products)	1,984	124,456
Cabela’s, Inc.*—Class A (Specialty Retail)	512	30,423
Cabot Corp. (Chemicals)	1,408	75,229
Cadence Design Systems, Inc.* (Software)	1,728	57,871
CalAtlantic Group, Inc. (Household Durables)	1,600	56,560
Camden Property Trust (Equity Real Estate Investment Trusts)	896	76,617
Care Capital Properties, Inc. (Equity Real Estate Investment Trusts)	1,856	49,555
Carpenter Technology Corp. (Metals & Mining)	1,024	38,328
Cars.com, Inc.* (Internet Software & Services)	1,600	42,608
Casey’s General Stores, Inc. (Food & Staples Retailing)	896	95,970
Catalent, Inc.* (Pharmaceuticals)	1,600	56,159
Cathay General Bancorp, Inc. (Banks)	1,664	63,149
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	384	38,842
Chemical Financial Corp. (Banks)	576	27,884
Chico’s FAS, Inc. (Specialty Retail)	1,472	13,866
Ciena Corp.* (Communications Equipment)	3,136	78,463
Cinemark Holdings, Inc. (Media)	1,024	39,782
Clean Harbors, Inc.* (Commercial Services & Supplies)	1,152	64,316
CNO Financial Group, Inc. (Insurance)	3,776	78,843
Commercial Metals Co. (Metals & Mining)	2,560	49,741

See accompanying notes to financial statements.

64 :: ProFund VP Mid-Cap Value :: Financial Statements

Common Stocks, continued

	Shares	Value
Compass Minerals International, Inc. (Metals & Mining)	384	$25,075
CONSOL Energy, Inc.* (Oil, Gas & Consumable Fuels)	3,904	58,326
Convergys Corp. (IT Services)	1,216	28,916
Cooper Tire & Rubber Co. (Auto Components)	1,152	41,587
Corecivic, Inc. (Equity Real Estate Investment Trusts)	2,624	72,370
Corporate Office Properties Trust (Equity Real Estate Investment Trusts)	704	24,661
Cousins Properties, Inc. (Equity Real Estate Investment Trusts)	9,280	81,571
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	128	21,408
Cree, Inc.* (Semiconductors & Semiconductor Equipment)	2,176	53,638
Cullen/Frost Bankers, Inc. (Banks)	640	60,102
Cypress Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	4,224	57,658
CyrusOne, Inc. (Equity Real Estate Investment Trusts)	832	46,384
Dana Holding Corp. (Auto Components)	3,200	71,456
Dean Foods Co. (Food Products)	1,984	33,728
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	320	21,843
Deluxe Corp. (Commercial Services & Supplies)	384	26,580
Diamond Offshore Drilling, Inc.* (Energy Equipment & Services)	1,408	15,249
Diebold, Inc. (Technology Hardware, Storage & Peripherals)	1,664	46,592
Dillard’s, Inc.—Class A (Multiline Retail)	512	29,537
Domtar Corp. (Paper & Forest Products)	1,408	54,095
Donaldson Co., Inc. (Machinery)	896	40,804
Dril-Quip, Inc.* (Energy Equipment & Services)	832	40,602
DST Systems, Inc. (IT Services)	1,344	82,925
Dycom Industries, Inc.* (Construction & Engineering)	320	28,646
East West Bancorp, Inc. (Banks)	1,152	67,484
Eaton Vance Corp. (Capital Markets)	960	45,427
Edgewell Personal Care Co.* (Personal Products)	1,280	97,306
EMCOR Group, Inc. (Construction & Engineering)	704	46,028
Endo International PLC* (Pharmaceuticals)	4,416	49,327
Energen Corp.* (Oil, Gas & Consumable Fuels)	1,216	60,034
Energizer Holdings, Inc. (Household Products)	512	24,586
Ensco PLCADR—Class A (Energy Equipment & Services)	6,720	34,675
EPR Properties (Equity Real Estate Investment Trusts)	576	41,397
Esterline Technologies Corp.* (Aerospace & Defense)	640	60,672
F.N.B. Corp. (Banks)	7,168	101,499
FactSet Research Systems, Inc. (Capital Markets)	256	42,542
Federated Investors, Inc.—Class B (Capital Markets)	1,024	28,928
First American Financial Corp. (Insurance)	2,432	108,686
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	1,728	68,913
Flowers Foods, Inc. (Food Products)	4,096	70,902
Frontier Communications Corp. (Diversified Telecommunication Services)	25,984	30,141
FTI Consulting, Inc.* (Professional Services)	896	31,324
Fulton Financial Corp. (Banks)	1,920	36,480
GameStop Corp.—Class A (Specialty Retail)	2,240	48,406
GATX Corp. (Trading Companies & Distributors)	512	32,906
Genesee & Wyoming, Inc.*—Class A (Road & Rail)	704	48,147
Genworth Financial, Inc.*—Class A (Insurance)	11,072	41,741
Globus Medical, Inc.*—Class A (Health Care Equipment & Supplies)	832	27,581
Graham Holdings Co.—Class B (Diversified Consumer Services)	128	76,755
Great Plains Energy, Inc. (Electric Utilities)	4,800	140,544
Greif, Inc.—Class A (Containers & Packaging)	576	32,129
Gulfport Energy Corp.* (Oil, Gas & Consumable Fuels)	1,472	21,712
Halyard Health, Inc.* (Health Care Equipment & Supplies)	1,024	40,223
Hancock Holding Co. (Banks)	1,856	90,944
Hawaiian Electric Industries, Inc. (Electric Utilities)	2,432	78,748
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	768	26,227
Helen of Troy, Ltd.* (Household Durables)	576	54,202
Herman Miller, Inc. (Commercial Services & Supplies)	1,344	40,858
Highwoods Properties, Inc. (Equity Real Estate Investment Trusts)	960	48,682
Hill-Rom Holdings, Inc. (Health Care Equipment & Supplies)	512	40,760
HNI Corp. (Commercial Services & Supplies)	384	15,310
HollyFrontier Corp. (Oil, Gas & Consumable Fuels)	3,904	107,242
Hospitality Properties Trust (Equity Real Estate Investment Trusts)	3,648	106,339
HSN, Inc. (Internet & Direct Marketing Retail)	704	22,458
Hubbell, Inc. (Electrical Equipment)	448	50,700
IDACORP, Inc. (Electric Utilities)	1,088	92,861
Ingredion, Inc. (Food Products)	832	99,183
International Bancshares Corp. (Banks)	640	22,432
International Speedway Corp.—Class A (Hotels, Restaurants & Leisure)	576	21,629
ITT, Inc. (Machinery)	1,984	79,717
Jabil Circuit, Inc. (Electronic Equipment, Instruments & Components)	4,032	117,694
Janus Henderson Group PLC* (Capital Markets)	3,968	131,381
JetBlue Airways Corp.* (Airlines)	7,360	168,029
John Wiley & Sons, Inc.—Class A (Media)	512	27,008
Jones Lang LaSalle, Inc. (Real Estate Management & Development)	1,024	128,000
KB Home (Household Durables)	1,856	44,488
KBR, Inc. (Construction & Engineering)	3,200	48,704
Kemper Corp. (Insurance)	1,088	41,997
Kennametal, Inc. (Machinery)	960	35,923
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	1,728	67,271
Kirby Corp.* (Marine)	1,216	81,290
KLX, Inc.* (Aerospace & Defense)	1,152	57,600
Knowles Corp.* (Electronic Equipment, Instruments & Components)	1,984	33,569
Lamb Weston Holding, Inc. (Food Products)	1,152	50,734
LaSalle Hotel Properties (Equity Real Estate Investment Trusts)	2,496	74,381
Legg Mason, Inc. (Capital Markets)	1,920	73,267
Leidos Holdings, Inc. (IT Services)	3,200	165,408
Life Storage, Inc. (Equity Real Estate Investment Trusts)	1,024	75,878

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Mid-Cap Value :: 65

Common Stocks, continued

	Shares	Value
LifePoint Health, Inc.* (Health Care Providers & Services)	896	$60,166
LivaNova PLC* (Health Care Equipment & Supplies)	960	58,762
Live Nation Entertainment, Inc.* (Media)	1,408	49,069
Louisiana-Pacific Corp.* (Paper & Forest Products)	3,200	77,152
Mack-Cali Realty Corp. (Equity Real Estate Investment Trusts)	768	20,844
Manhattan Associates, Inc.* (Software)	512	24,607
ManpowerGroup, Inc. (Professional Services)	1,472	164,349
Matador Resources Co.* (Oil, Gas & Consumable Fuels)	1,088	23,251
MB Financial, Inc. (Banks)	704	31,004
Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts)	8,064	103,784
MEDNAX, Inc.* (Health Care Providers & Services)	768	46,364
Mercury General Corp. (Insurance)	832	44,928
Meredith Corp. (Media)	384	22,829
Molina Healthcare, Inc.* (Health Care Providers & Services)	960	66,414
Murphy USA, Inc.* (Specialty Retail)	768	56,916
Nabors Industries, Ltd. (Energy Equipment & Services)	6,336	51,574
National Fuel Gas Co. (Gas Utilities)	832	46,459
National Instruments Corp. (Electronic Equipment, Instruments & Components)	1,216	48,908
National Retail Properties, Inc. (Equity Real Estate Investment Trusts)	1,408	55,053
NetScout Systems, Inc.* (Communications Equipment)	2,048	70,451
NeuStar, Inc.*—Class A (IT Services)	1,216	40,554
New Jersey Resources Corp. (Gas Utilities)	1,920	76,224
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)	10,816	142,014
NewMarket Corp. (Chemicals)	64	29,471
NorthWestern Corp. (Multi-Utilities)	1,088	66,390
NOW, Inc.* (Trading Companies & Distributors)	2,368	38,077
Nu Skin Enterprises, Inc.—Class A (Personal Products)	320	20,109
Oceaneering International, Inc. (Energy Equipment & Services)	2,176	49,700
Office Depot, Inc. (Specialty Retail)	11,456	64,613
OGE Energy Corp. (Electric Utilities)	4,416	153,632
Oil States International, Inc.* (Energy Equipment & Services)	1,152	31,277
Old Republic International Corp. (Insurance)	5,440	106,243
Olin Corp. (Chemicals)	3,648	110,461
Omega Healthcare Investors, Inc. (Equity Real Estate Investment Trusts)	4,352	143,702
ONE Gas, Inc. (Gas Utilities)	1,152	80,421
Orbital ATK, Inc. (Aerospace & Defense)	1,280	125,901
Oshkosh Corp. (Machinery)	768	52,900
Owens & Minor, Inc. (Health Care Providers & Services)	1,344	43,263
Owens-Illinois, Inc.* (Containers & Packaging)	3,584	85,729
PacWest Bancorp (Banks)	2,624	122,541
PAREXEL International Corp.* (Life Sciences Tools & Services)	576	50,060
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	1,984	40,057
PBF Energy, Inc.—Class A (Oil, Gas & Consumable Fuels)	2,432	54,136
Pitney Bowes, Inc. (Commercial Services & Supplies)	4,096	61,850
Plantronics, Inc. (Communications Equipment)	256	13,391
PNM Resources, Inc. (Electric Utilities)	1,792	68,544
Polaris Industries, Inc. (Leisure Products)	704	64,930
PolyOne Corp. (Chemicals)	1,792	69,422
Potlatch Corp. (Equity Real Estate Investment Trusts)	320	14,624
Prestige Brands Holdings, Inc.* (Pharmaceuticals)	512	27,039
Prosperity Bancshares, Inc. (Banks)	1,536	98,673
PTC, Inc.* (Software)	768	42,332
QEP Resources, Inc.* (Oil, Gas & Consumable Fuels)	3,328	33,613
Quality Care Properties* (Equity Real Estate Investment Trusts)	2,048	37,499
Rayonier, Inc. (Equity Real Estate Investment Trusts)	1,600	46,032
Regal Beloit Corp. (Electrical Equipment)	960	78,288
Reinsurance Group of America, Inc. (Insurance)	1,408	180,773
Reliance Steel & Aluminum Co. (Metals & Mining)	1,600	116,496
RenaissanceRe Holdings, Ltd. (Insurance)	512	71,194
ResMed, Inc. (Health Care Equipment & Supplies)	1,088	84,723
Rowan Cos. PLC*—Class A (Energy Equipment & Services)	2,816	28,836
RPM International, Inc. (Chemicals)	1,152	62,842
Ryder System, Inc. (Road & Rail)	1,216	87,527
Sabre Corp. (IT Services)	2,368	51,551
Sally Beauty Holdings, Inc.* (Specialty Retail)	1,344	27,216
SEI Investments Co. (Capital Markets)	1,152	61,955
Senior Housing Properties Trust (Equity Real Estate Investment Trusts)	5,248	107,269
Sensient Technologies Corp. (Chemicals)	384	30,924
Service Corp. International (Diversified Consumer Services)	1,600	53,520
Signature Bank* (Banks)	384	55,116
Silgan Holdings, Inc. (Containers & Packaging)	1,664	52,882
SM Energy Co. (Oil, Gas & Consumable Fuels)	1,152	19,043
Snyder’s-Lance, Inc. (Food Products)	1,920	66,470
Sonoco Products Co. (Containers & Packaging)	1,024	52,654
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	4,928	29,962
Sprouts Farmers Market, Inc.* (Food & Staples Retailing)	1,472	33,370
Steel Dynamics, Inc. (Metals & Mining)	1,792	64,172
STERIS PLC (Health Care Equipment & Supplies)	1,856	151,264
Stifel Financial Corp.* (Capital Markets)	1,536	70,625
Superior Energy Services, Inc.* (Energy Equipment & Services)	1,984	20,693
SVB Financial Group* (Banks)	448	78,754
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	768	39,713
SYNNEX Corp. (Electronic Equipment, Instruments & Components)	640	76,774
Synovus Financial Corp. (Banks)	1,344	59,459
Tanger Factory Outlet Centers, Inc. (Equity Real Estate Investment Trusts)	640	16,627
Taubman Centers, Inc. (Equity Real Estate Investment Trusts)	576	34,301
TCF Financial Corp. (Banks)	3,776	60,189
Tech Data Corp.* (Electronic Equipment, Instruments & Components)	768	77,568

See accompanying notes to financial statements.

66 :: ProFund VP Mid-Cap Value :: Financial Statements

Common Stocks, continued

	Shares	Value
TEGNA, Inc. (Media)	4,736	$68,245
Teledyne Technologies, Inc.* (Aerospace & Defense)	256	32,678
Teleflex, Inc. (Health Care Equipment & Supplies)	448	93,076
Telephone & Data Systems, Inc. (Wireless Telecommunication Services)	2,048	56,832
Tempur Sealy International, Inc.* (Household Durables)	448	23,919
Tenet Healthcare Corp.* (Health Care Providers & Services)	1,792	34,657
Teradata Corp.* (IT Services)	2,880	84,931
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	1,920	57,658
Terex Corp. (Machinery)	2,176	81,600
Texas Capital Bancshares, Inc.* (Banks)	384	29,722
The Boston Beer Co., Inc.*—Class A (Beverages)	64	8,458
The Chemours Co. (Chemicals)	1,856	70,380
The GEO Group, Inc. (Equity Real Estate Investment Trusts)	1,344	39,742
The Hain Celestial Group, Inc.* (Food Products)	2,304	89,441
The Hanover Insurance Group, Inc. (Insurance)	960	85,085
The Michaels Cos., Inc.* (Specialty Retail)	1,152	21,335
The New York Times Co.—Class A (Media)	2,688	47,578
The Timken Co. (Machinery)	1,536	71,040
Toll Brothers, Inc. (Household Durables)	3,264	128,960
Tootsie Roll Industries, Inc. (Food Products)	128	4,461
TreeHouse Foods, Inc.* (Food Products)	1,280	104,563
TRI Pointe Group, Inc.* (Household Durables)	3,520	46,429
Trimble Navigation, Ltd.* (Electronic Equipment, Instruments & Components)	1,984	70,769
Trinity Industries, Inc. (Machinery)	3,392	95,078
Trustmark Corp. (Banks)	832	26,757
Tupperware Brands Corp. (Household Durables)	640	44,947
UGI Corp. (Gas Utilities)	3,840	185,894
UMB Financial Corp. (Banks)	320	23,955
Umpqua Holdings Corp. (Banks)	4,864	89,303
United Bankshares, Inc. (Banks)	1,280	50,176
United Natural Foods, Inc.* (Food & Staples Retailing)	1,088	39,930
United States Steel Corp. (Metals & Mining)	1,920	42,509
United Therapeutics Corp.* (Biotechnology)	320	41,514
Urban Edge Properties (Equity Real Estate Investment Trusts)	768	18,225
Valley National Bancorp (Banks)	5,824	68,781
Valmont Industries, Inc. (Construction & Engineering)	256	38,298
Valvoline, Inc. (Chemicals)	2,176	51,615
Vectren Corp. (Multi-Utilities)	1,856	108,464
VeriFone Systems, Inc.* (Electronic Equipment, Instruments & Components)	2,496	45,178
Versum Materials, Inc. (Semiconductors & Semiconductor Equipment)	896	29,120
ViaSat, Inc.* (Communications Equipment)	384	25,421
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	2,944	48,870
W.R. Berkley Corp. (Insurance)	2,176	150,514
Wabtec Corp. (Machinery)	640	58,560
Washington Prime Group, Inc. (Equity Real Estate Investment Trusts)	4,096	34,284
Watsco, Inc. (Trading Companies & Distributors)	256	39,476
Webster Financial Corp. (Banks)	704	36,763
Werner Enterprises, Inc. (Road & Rail)	960	28,176
Westar Energy, Inc. (Electric Utilities)	1,280	67,866
WGL Holdings, Inc. (Gas Utilities)	576	48,056
Williams-Sonoma, Inc. (Specialty Retail)	1,792	86,913
Wintrust Financial Corp. (Banks)	1,216	92,951
World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	1,536	59,059
WPX Energy, Inc.* (Oil, Gas & Consumable Fuels)	4,160	40,186
TOTAL COMMON STOCKS (Cost $12,657,324)		17,250,228
TOTAL INVESTMENT SECURITIES (Cost $12,657,324)—100.8%		17,250,228
Net other assets (liabilities)—(0.8)%		(129,217)
NET ASSETS—100.0%		$17,121,011

*                 Non-income producing security.

ADR    American Depositary Receipt

ProFund VP Mid-Cap Value invested in the following industries as of June 30, 2017:

	Value	% of Net Assets
Aerospace & Defense	$276,851	1.6%
Airlines	168,029	1.0%
Auto Components	113,043	0.7%
Banks	1,557,444	9.2%
Beverages	8,458	NM
Biotechnology	41,514	0.2%
Capital Markets	454,125	2.7%
Chemicals	593,145	3.5%
Commercial Services & Supplies	208,914	1.2%
Communications Equipment	296,223	1.7%
Construction & Engineering	273,408	1.6%
Containers & Packaging	384,823	2.2%
Diversified Consumer Services	178,851	1.0%
Diversified Telecommunication Services	30,141	0.2%
Electric Utilities	602,195	3.5%
Electrical Equipment	128,988	0.8%
Electronic Equipment, Instruments & Components	882,976	5.3%
Energy Equipment & Services	312,663	1.8%
Equity Real Estate Investment Trusts	1,453,565	8.4%
Food & Staples Retailing	169,270	1.0%
Food Products	519,482	3.1%
Gas Utilities	628,171	3.6%
Health Care Equipment & Supplies	496,389	2.8%
Health Care Providers & Services	317,231	1.9%
Health Care Technology	51,448	0.3%
Hotels, Restaurants & Leisure	43,037	0.3%
Household Durables	399,505	2.3%
Household Products	24,586	0.1%
Insurance	1,326,330	7.7%
Internet & Direct Marketing Retail	22,458	0.1%
Internet Software & Services	42,608	0.2%
IT Services	479,226	2.9%
Leisure Products	189,386	1.1%
Life Sciences Tools & Services	146,837	0.9%
Machinery	614,820	3.6%
Marine	81,290	0.5%
Media	278,439	1.6%
Metals & Mining	377,689	2.2%
Multiline Retail	75,905	0.4%

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Mid-Cap Value :: 67

	Value	% of Net Assets
Multi-Utilities	$205,081	1.2%
Oil, Gas & Consumable Fuels	506,564	3.0%
Paper & Forest Products	131,247	0.8%
Personal Products	154,381	0.9%
Pharmaceuticals	132,525	0.8%
Professional Services	195,673	1.1%
Real Estate Management & Development	146,538	0.9%
Road & Rail	163,850	1.0%
Semiconductors & Semiconductor Equipment	306,700	1.8%
Software	156,307	0.9%
Specialty Retail	449,189	2.7%
Technology Hardware, Storage & Peripherals	59,757	0.3%
Textiles, Apparel & Luxury Goods	21,843	0.1%
Thrifts & Mortgage Finance	142,014	0.8%
Trading Companies & Distributors	110,459	0.6%
Water Utilities	61,805	0.4%
Wireless Telecommunication Services	56,832	0.3%
Other**	(129,217)	(0.8)%
Total	$17,121,011	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM         Not meaningful, amount is less than 0.05%.

See accompanying notes to financial statements.

68 :: ProFund VP Mid-Cap Value :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2017

ASSETS:
Total Investment Securities, at cost	$12,657,324
Securities, at value	17,250,228
Total Investment Securities, at value	17,250,228
Dividends receivable	18,564
Receivable for capital shares issued	6,222
Prepaid expenses	322
TOTAL ASSETS	17,275,336
LIABILITIES:
Payable for capital shares redeemed	351
Cash overdraft	122,570
Advisory fees payable	10,180
Management services fees payable	1,357
Administration fees payable	504
Administrative services fees payable	5,790
Distribution fees payable	4,453
Transfer agency fees payable	791
Fund accounting fees payable	616
Compliance services fees payable	229
Other accrued expenses	7,484
TOTAL LIABILITIES	154,325
NET ASSETS	$17,121,011
NET ASSETS CONSIST OF:
Capital	$12,896,363
Accumulated net investment income (loss)	72,234
Accumulated net realized gains (losses) on investments	(440,490)
Net unrealized appreciation (depreciation) on investments	4,592,904
NET ASSETS	$17,121,011
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	370,902
Net Asset Value (offering and redemption price per share)	$46.16

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2017

INVESTMENT INCOME:
Dividends	$214,798
Interest	144
TOTAL INVESTMENT INCOME	214,942
EXPENSES:
Advisory fees	87,075
Management services fees	11,610
Administration fees	3,937
Transfer agency fees	5,666
Administrative services fees	38,309
Distribution fees	29,025
Custody fees	2,135
Fund accounting fees	5,492
Trustee fees	319
Compliance services fees	101
Other fees	10,237
Recoupment of prior expenses reduced by the Advisor	1,142
TOTAL NET EXPENSES	195,048
NET INVESTMENT INCOME (LOSS)	19,894
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	1,264,031
Change in net unrealized appreciation/depreciation on investments	(584,084)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	679,947
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$699,841

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Mid-Cap Value :: 69

Statements of Changes in Net Assets

	Six Months Ended June 30, 2017 (unaudited)	Year Ended December 31, 2016
FROM INVESTMENT ACTIVITES:
OPERATIONS:
Net investment income (loss)	$19,894	$51,706
Net realized gains (losses) on investments	1,264,031	1,762,327
Change in net unrealized appreciation/depreciation on investments	(584,084)	2,142,269
Change in net assets resulting from operations	699,841	3,956,302
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	(38,596)
Net realized gains on investments	—	(338,468)
Change in net assets resulting from distributions	—	(377,064)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	3,718,329	38,750,305
Distributions reinvested	—	377,064
Value of shares redeemed	(17,338,771)	(27,442,392)
Change in net assets resulting from capital transactions	(13,620,442)	11,684,977
Change in net assets	(12,920,601)	15,264,215
NET ASSETS:
Beginning of period	30,041,612	14,777,397
End of period	$17,121,011	$30,041,612
Accumulated net investment income (loss)	$72,234	$52,340
SHARE TRANSACTIONS:
Issued	81,481	941,625
Reinvested	—	9,044
Redeemed	(377,924)	(684,268)
Change in shares	(296,443)	266,401

See accompanying notes to financial statements.

70 :: ProFund VP Mid-Cap Value :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2017 (unaudited)		Year Ended Dec. 31, 2016	Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012
Net Asset Value, Beginning of Period	$45.02		$36.86	$42.11	$38.26	$29.04	$24.95
Investment Activities:
Net investment income (loss)(a)	0.04		0.11	0.08	0.04	0.04	0.12
Net realized and unrealized gains (losses) on investments	1.10		8.80	(3.35)	3.85	9.28	4.01
Total income (loss) from investment activities	1.14		8.91	(3.27)	3.89	9.32	4.13
Distributions to Shareholders From:
Net investment income	—		(0.08)	(0.05)	(0.04)	(0.10)	(0.04)
Net realized gains on investments	—		(0.67)	(1.93)	—	—	—
Total distributions	—		(0.75)	(1.98)	(0.04)	(0.10)	(0.04)
Net Asset Value, End of Period	$46.16		$45.02	$36.86	$42.11	$38.26	$29.04
Total Return	2.53	%(b)	24.34%	(8.22)%	10.19%	32.16%	16.57%
Ratios to Average Net Assets:
Gross expenses(c)	1.68%		1.70%	1.71%	1.79%	1.83%	1.91%
Net expenses(c)	1.68%		1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(c)	0.17%		0.27%	0.20%	0.10%	0.11%	0.43%
Supplemental Data:
Net assets, end of period (000’s)	$17,121		$30,042	$14,777	$19,023	$28,404	$25,461
Portfolio turnover rate(d)	21	%(b)	181%	183%	189%	185%	250%

(a)           Per share net investment income (loss) has been calculated using the average daily shares method.

(b)          Not annualized for periods less than one year.

(c)           Annualized for periods less than one year.

(d)          Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Mid-Cap Growth :: 71

Investment Objective: The ProFund VP Mid-Cap Growth seeks investment results that, before fees and expenses, correspond to the performance of the S&P MidCap 400 Growth Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2017

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
NVR, Inc.	1.4%
Packaging Corp. of America	1.2%
Duke Realty Corp.	1.1%
Domino’s Pizza, Inc.	1.1%
MSCI, Inc.	1.1%

S&P MidCap 400 Growth Index — Composition

% of Index
Information Technology	22%
Industrials	17%
Consumer Discretionary	13%
Financials	13%
Health Care	11%
Real Estate	10%
Materials	7%
Consumer Staples	3%
Utilities	3%
Energy	1%

Schedule of Portfolio Investments (unaudited)

Common Stocks (100.0%)

	Shares	Value
3D Systems Corp.* (Technology Hardware, Storage & Peripherals)	1,965	$36,746
A.O. Smith Corp. (Building Products)	3,799	213,998
ABIOMED, Inc.* (Health Care Equipment & Supplies)	1,048	150,178
Acadia Healthcare Co., Inc.* (Health Care Providers & Services)	393	19,406
ACI Worldwide, Inc.* (Software)	1,441	32,235
Acxiom Corp.* (IT Services)	917	23,824
Akorn, Inc.* (Pharmaceuticals)	2,227	74,693
Alexander & Baldwin, Inc. (Real Estate Management & Development)	655	27,104
AMC Networks, Inc.*—Class A (Media)	917	48,977
American Campus Communities, Inc. (Equity Real Estate Investment Trusts)	1,965	92,945
AptarGroup, Inc. (Containers & Packaging)	786	68,272
Aqua America, Inc. (Water Utilities)	2,358	78,521
ARRIS International PLC* (Communications Equipment)	1,965	55,059
Avis Budget Group, Inc.* (Road & Rail)	2,096	57,158
Bank of Hawaii Corp. (Banks)	786	65,214
Bank of the Ozarks, Inc. (Banks)	3,144	147,360
Belden, Inc. (Electronic Equipment, Instruments & Components)	524	39,525
Bio-Rad Laboratories, Inc.*—Class A (Life Sciences Tools & Services)	262	59,293
Bio-Techne Corp. (Life Sciences Tools & Services)	917	107,748
Bioverativ, Inc.* (Biotechnology)	2,751	165,527
Black Hills Corp. (Multi-Utilities)	786	53,031
Blackbaud, Inc. (Software)	1,179	101,099
Brinker International, Inc. (Hotels, Restaurants & Leisure)	1,179	44,920
Broadridge Financial Solutions, Inc. (IT Services)	3,013	227,662
Brocade Communications Systems, Inc. (Communications Equipment)	6,812	85,900
Brown & Brown, Inc. (Insurance)	2,882	124,128
Buffalo Wild Wings, Inc.* (Hotels, Restaurants & Leisure)	393	49,793
Cabela’s, Inc.*—Class A (Specialty Retail)	786	46,704
Cable One, Inc. (Media)	131	93,127
Cadence Design Systems, Inc.* (Software)	5,109	171,100
Camden Property Trust (Equity Real Estate Investment Trusts)	1,179	100,816
Carlisle Cos., Inc. (Industrial Conglomerates)	1,703	162,466
Carter’s, Inc. (Textiles, Apparel & Luxury Goods)	1,179	104,872
Catalent, Inc.* (Pharmaceuticals)	1,310	45,981
CDK Global, Inc. (Software)	3,668	227,635
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	786	79,504
Chemical Financial Corp. (Banks)	1,179	57,075
Chico’s FAS, Inc. (Specialty Retail)	1,572	14,808
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	262	48,025
Cinemark Holdings, Inc. (Media)	1,572	61,072
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	1,572	98,596
Cognex Corp. (Electronic Equipment, Instruments & Components)	2,227	189,072
Coherent, Inc.* (Electronic Equipment, Instruments & Components)	655	147,368
Commerce Bancshares, Inc. (Banks)	2,227	126,560
CommVault Systems, Inc.* (Software)	1,048	59,160
Compass Minerals International, Inc. (Metals & Mining)	393	25,663
Convergys Corp. (IT Services)	1,048	24,921
Copart, Inc.* (Commercial Services & Supplies)	5,240	166,579
CoreLogic, Inc.* (IT Services)	2,096	90,924
Corporate Office Properties Trust (Equity Real Estate Investment Trusts)	1,703	59,656
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	393	65,729
Crane Co. (Machinery)	1,310	103,988
Cullen/Frost Bankers, Inc. (Banks)	786	73,813

See accompanying notes to financial statements.

72 :: ProFund VP Mid-Cap Growth :: Financial Statements

Common Stocks, continued

	Shares	Value
Curtiss-Wright Corp. (Aerospace & Defense)	1,179	$108,209
Cypress Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	3,537	48,280
CyrusOne, Inc. (Equity Real Estate Investment Trusts)	1,048	58,426
DCT Industrial Trust, Inc. (Equity Real Estate Investment Trusts)	2,358	126,012
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	393	26,826
Deluxe Corp. (Commercial Services & Supplies)	786	54,407
Dick’s Sporting Goods, Inc. (Specialty Retail)	2,227	88,702
Domino’s Pizza, Inc. (Hotels, Restaurants & Leisure)	1,179	249,393
Donaldson Co., Inc. (Machinery)	2,358	107,383
Douglas Emmett, Inc. (Equity Real Estate Investment Trusts)	3,668	140,154
Duke Realty Corp. (Equity Real Estate Investment Trusts)	9,039	252,639
Dunkin’ Brands Group, Inc. (Hotels, Restaurants & Leisure)	2,358	129,973
Dycom Industries, Inc.* (Construction & Engineering)	393	35,181
Eagle Materials, Inc. (Construction Materials)	1,179	108,963
East West Bancorp, Inc. (Banks)	2,358	138,132
Eaton Vance Corp. (Capital Markets)	1,834	86,785
Education Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,834	71,068
EMCOR Group, Inc. (Construction & Engineering)	786	51,389
Energen Corp.* (Oil, Gas & Consumable Fuels)	1,048	51,740
Energizer Holdings, Inc. (Household Products)	917	44,034
EnerSys (Electrical Equipment)	1,048	75,928
EPR Properties (Equity Real Estate Investment Trusts)	1,048	75,320
FactSet Research Systems, Inc. (Capital Markets)	786	130,617
Fair Isaac Corp. (Software)	786	109,576
Federated Investors, Inc.—Class B (Capital Markets)	1,179	33,307
First Horizon National Corp. (Banks)	5,895	102,691
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	3,013	86,232
Fortinet, Inc.* (Software)	3,799	142,235
Fulton Financial Corp. (Banks)	2,227	42,313
GATX Corp. (Trading Companies & Distributors)	393	25,258
Genesee & Wyoming, Inc.*—Class A (Road & Rail)	786	53,755
Gentex Corp. (Auto Components)	7,336	139,164
Globus Medical, Inc.*—Class A (Health Care Equipment & Supplies)	917	30,399
Graco, Inc. (Machinery)	1,441	157,472
Granite Construction, Inc. (Construction & Engineering)	1,048	50,556
Gulfport Energy Corp.* (Oil, Gas & Consumable Fuels)	2,358	34,781
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	2,096	71,578
HealthSouth Corp. (Health Care Providers & Services)	2,227	107,787
Highwoods Properties, Inc. (Equity Real Estate Investment Trusts)	1,441	73,073
Hill-Rom Holdings, Inc. (Health Care Equipment & Supplies)	917	73,002
HNI Corp. (Commercial Services & Supplies)	655	26,115
Home BancShares, Inc. (Banks)	3,144	78,286
Hubbell, Inc. (Electrical Equipment)	786	88,951
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	1,179	219,482
IDEX Corp. (Machinery)	1,965	222,065
INC Research Holdings, Inc.*—Class A (Life Sciences Tools & Services)	1,310	76,635
Ingredion, Inc. (Food Products)	917	109,316
Integrated Device Technology, Inc.* (Semiconductors & Semiconductor Equipment)	3,406	87,841
InterDigital, Inc. (Communications Equipment)	917	70,885
International Bancshares Corp. (Banks)	786	27,549
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	917	133,057
j2 Global, Inc. (Internet Software & Services)	1,179	100,321
Jack Henry & Associates, Inc. (IT Services)	1,965	204,105
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	786	77,421
John Wiley & Sons, Inc.—Class A (Media)	524	27,641
Kate Spade & Co.* (Textiles, Apparel & Luxury Goods)	3,275	60,555
Kennametal, Inc. (Machinery)	917	34,314
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	2,620	101,997
Kilroy Realty Corp. (Equity Real Estate Investment Trusts)	2,489	187,047
Lamar Advertising Co.—Class A (Equity Real Estate Investment Trusts)	2,096	154,203
Lamb Weston Holding, Inc. (Food Products)	2,227	98,077
Lancaster Colony Corp. (Food Products)	524	64,253
Landstar System, Inc. (Road & Rail)	1,048	89,709
Lennox International, Inc. (Building Products)	917	168,398
Liberty Property Trust (Equity Real Estate Investment Trusts)	3,799	154,657
Lincoln Electric Holdings, Inc. (Machinery)	1,572	144,765
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	524	86,460
Live Nation Entertainment, Inc.* (Media)	1,703	59,350
LogMeIn, Inc. (Internet Software & Services)	1,310	136,895
Mack-Cali Realty Corp. (Equity Real Estate Investment Trusts)	1,441	39,109
Manhattan Associates, Inc.* (Software)	1,179	56,663
MarketAxess Holdings, Inc. (Capital Markets)	917	184,409
Masimo Corp.* (Health Care Equipment & Supplies)	1,179	107,501
Matador Resources Co.* (Oil, Gas & Consumable Fuels)	1,048	22,396
MAXIMUS, Inc. (IT Services)	1,703	106,659
MB Financial, Inc. (Banks)	1,048	46,154
MDU Resources Group, Inc. (Multi-Utilities)	4,978	130,424
Medidata Solutions, Inc.* (Health Care Technology)	1,441	112,686
MEDNAX, Inc.* (Health Care Providers & Services)	1,441	86,993
Meredith Corp. (Media)	524	31,152
Microsemi Corp.* (Semiconductors & Semiconductor Equipment)	2,882	134,877
Minerals Technologies, Inc. (Chemicals)	917	67,124
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	917	88,399
MSA Safety, Inc. (Commercial Services & Supplies)	786	63,800
MSC Industrial Direct Co., Inc.—Class A (Trading Companies & Distributors)	1,179	101,347
MSCI, Inc.—Class A (Capital Markets)	2,358	242,850

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Mid-Cap Growth :: 73

Common Stocks, continued

	Shares	Value
National Fuel Gas Co. (Gas Utilities)	1,179	$65,835
National Instruments Corp. (Electronic Equipment, Instruments & Components)	1,310	52,688
National Retail Properties, Inc. (Equity Real Estate Investment Trusts)	2,227	87,076
NCR Corp.* (Technology Hardware, Storage & Peripherals)	3,013	123,050
NewMarket Corp. (Chemicals)	131	60,323
Nordson Corp. (Machinery)	1,310	158,929
Nu Skin Enterprises, Inc.—Class A (Personal Products)	917	57,624
NuVasive, Inc.* (Health Care Equipment & Supplies)	1,310	100,765
NVR, Inc.* (Household Durables)	131	315,790
Old Dominion Freight Line, Inc. (Road & Rail)	1,703	162,193
Oshkosh Corp. (Machinery)	1,048	72,186
Packaging Corp. of America (Containers & Packaging)	2,358	262,658
Panera Bread Co.*—Class A (Hotels, Restaurants & Leisure)	524	164,871
Papa John’s International, Inc. (Hotels, Restaurants & Leisure)	655	47,003
PAREXEL International Corp.* (Life Sciences Tools & Services)	655	56,926
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	1,965	39,673
Pinnacle Financial Partners, Inc. (Banks)	1,834	115,175
Plantronics, Inc. (Communications Equipment)	524	27,410
Polaris Industries, Inc. (Leisure Products)	655	60,411
Pool Corp. (Distributors)	1,048	123,213
Post Holdings, Inc.* (Food Products)	1,703	132,238
Potlatch Corp. (Equity Real Estate Investment Trusts)	655	29,934
Prestige Brands Holdings, Inc.* (Pharmaceuticals)	786	41,509
Primerica, Inc. (Insurance)	1,179	89,309
PTC, Inc.* (Software)	2,096	115,532
QEP Resources, Inc.* (Oil, Gas & Consumable Fuels)	2,358	23,816
Rayonier, Inc. (Equity Real Estate Investment Trusts)	1,441	41,458
RenaissanceRe Holdings, Ltd. (Insurance)	524	72,862
ResMed, Inc. (Health Care Equipment & Supplies)	2,358	183,618
Rollins, Inc. (Commercial Services & Supplies)	2,489	101,327
Royal Gold, Inc. (Metals & Mining)	1,703	133,124
RPM International, Inc. (Chemicals)	2,096	114,337
Sabre Corp. (IT Services)	2,489	54,186
Sally Beauty Holdings, Inc.* (Specialty Retail)	1,965	39,791
Science Applications International Corp. (IT Services)	1,048	72,752
SEI Investments Co. (Capital Markets)	2,096	112,723
Sensient Technologies Corp. (Chemicals)	655	52,747
Service Corp. International (Diversified Consumer Services)	3,013	100,785
Signature Bank* (Banks)	917	131,617
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	1,048	71,631
Skechers U.S.A., Inc.*—Class A (Textiles, Apparel & Luxury Goods)	3,406	100,477
SLM Corp.* (Consumer Finance)	11,004	126,546
SM Energy Co. (Oil, Gas & Consumable Fuels)	1,179	19,489
Sonoco Products Co. (Containers & Packaging)	1,310	67,360
Sotheby’s*—Class A (Diversified Consumer Services)	1,179	63,277
Southwest Gas Corp. (Gas Utilities)	1,179	86,138
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	7,205	43,806
Sprouts Farmers Market, Inc.* (Food & Staples Retailing)	1,572	35,637
Steel Dynamics, Inc. (Metals & Mining)	4,061	145,424
Superior Energy Services, Inc.* (Energy Equipment & Services)	1,572	16,396
SVB Financial Group* (Banks)	786	138,172
Synovus Financial Corp. (Banks)	1,572	69,545
Take-Two Interactive Software, Inc.* (Software)	2,620	192,256
Tanger Factory Outlet Centers, Inc. (Equity Real Estate Investment Trusts)	1,703	44,244
Taubman Centers, Inc. (Equity Real Estate Investment Trusts)	786	46,806
Teledyne Technologies, Inc.* (Aerospace & Defense)	655	83,611
Teleflex, Inc. (Health Care Equipment & Supplies)	655	136,083
Tempur Sealy International, Inc.* (Household Durables)	655	34,970
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	2,882	86,546
Texas Capital Bancshares, Inc.* (Banks)	786	60,836
Texas Roadhouse, Inc.—Class A (Hotels, Restaurants & Leisure)	1,703	86,768
The Boston Beer Co., Inc.*—Class A (Beverages)	131	17,312
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	1,179	59,304
The Chemours Co. (Chemicals)	2,489	94,383
The Dun & Bradstreet Corp. (Professional Services)	917	99,174
The GEO Group, Inc. (Equity Real Estate Investment Trusts)	1,703	50,358
The Michaels Cos., Inc.* (Specialty Retail)	1,310	24,261
The Scotts Miracle-Gro Co.—Class A (Chemicals)	1,179	105,473
The Toro Co. (Machinery)	2,751	190,617
The Ultimate Software Group, Inc.* (Software)	786	165,107
The Wendy’s Co. (Hotels, Restaurants & Leisure)	4,847	75,177
Thor Industries, Inc. (Automobiles)	1,179	123,229
Tootsie Roll Industries, Inc. (Food Products)	262	9,131
Trimble Navigation, Ltd.* (Electronic Equipment, Instruments & Components)	4,192	149,529
Trustmark Corp. (Banks)	786	25,278
Tupperware Brands Corp. (Household Durables)	524	36,801
Tyler Technologies, Inc.* (Software)	917	161,089
UMB Financial Corp. (Banks)	786	58,840
United Bankshares, Inc. (Banks)	1,179	46,217
United States Steel Corp. (Metals & Mining)	2,227	49,306
United Therapeutics Corp.* (Biotechnology)	786	101,968
Uniti Group, Inc. (Equity Real Estate Investment Trusts)	4,061	102,094
Urban Edge Properties (Equity Real Estate Investment Trusts)	1,572	37,304
Urban Outfitters, Inc.* (Specialty Retail)	2,227	41,289
Valmont Industries, Inc. (Construction & Engineering)	262	39,195
Valvoline, Inc. (Chemicals)	2,751	65,254
VCA, Inc.* (Health Care Providers & Services)	2,096	193,482
Versum Materials, Inc. (Semiconductors & Semiconductor Equipment)	1,703	55,348
ViaSat, Inc.* (Communications Equipment)	917	60,705
Wabtec Corp. (Machinery)	1,441	131,852

See accompanying notes to financial statements.

74 :: ProFund VP Mid-Cap Growth :: Financial Statements

Common Stocks, continued

	Shares	Value
Washington Federal, Inc. (Thrifts & Mortgage Finance)	2,227	$73,936
Watsco, Inc. (Trading Companies & Distributors)	524	80,801
WebMD Health Corp.* (Internet Software & Services)	917	53,782
Webster Financial Corp. (Banks)	1,441	75,249
Weingarten Realty Investors (Equity Real Estate Investment Trusts)	3,013	90,691
WellCare Health Plans, Inc.* (Health Care Providers & Services)	1,179	211,701
West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	1,834	173,351
Westar Energy, Inc. (Electric Utilities)	2,227	118,076
WEX, Inc.* (IT Services)	917	95,616
WGL Holdings, Inc. (Gas Utilities)	655	54,647
Woodward, Inc. (Machinery)	1,441	97,383
Worthington Industries, Inc. (Metals & Mining)	1,179	59,209
WPX Energy, Inc.* (Oil, Gas & Consumable Fuels)	5,371	51,883
Zebra Technologies Corp.*—Class A (Electronic Equipment, Instruments & Components)	1,310	131,681
TOTAL COMMON STOCKS (Cost $15,783,432)		22,291,728

Repurchase Agreements(a) (0.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.97%—1.05%, dated 6/30/17, due 7/3/17, total to be received $20,002	$20,000	$20,000
TOTAL REPURCHASE AGREEMENTS (Cost $20,000)		20,000
TOTAL INVESTMENT SECURITIES (Cost $15,803,432)—100.1%		22,311,728
Net other assets (liabilities)—(0.1)%		(29,560)
NET ASSETS—100.0%		$22,282,168

*                 Non-income producing security.

(a)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ProFund VP Mid-Cap Growth invested in the following industries as of June 30, 2017:

	Value	% of Net Assets
Aerospace & Defense	$411,302	1.8%
Auto Components	139,164	0.6%
Automobiles	123,229	0.6%
Banks	1,626,076	7.3%
Beverages	17,312	0.1%
Biotechnology	267,495	1.2%
Building Products	382,396	1.7%
Capital Markets	790,691	3.5%
Chemicals	559,641	2.4%
Commercial Services & Supplies	412,228	2.0%
Communications Equipment	299,959	1.3%
Construction & Engineering	176,321	0.8%
Construction Materials	108,963	0.5%
Consumer Finance	126,546	0.6%
Containers & Packaging	398,290	1.8%
Distributors	123,213	0.6%
Diversified Consumer Services	164,062	0.7%
Electric Utilities	118,076	0.5%
Electrical Equipment	164,879	0.7%
Electronic Equipment, Instruments & Components	1,031,377	4.7%
Energy Equipment & Services	56,069	0.3%
Equity Real Estate Investment Trusts	2,272,900	10.2%
Food & Staples Retailing	35,637	0.2%
Food Products	413,015	1.8%
Gas Utilities	206,620	0.9%
Health Care Equipment & Supplies	954,897	4.3%
Health Care Providers & Services	619,369	2.8%
Health Care Technology	112,686	0.5%
Hotels, Restaurants & Leisure	1,098,377	5.0%
Household Durables	387,561	1.7%
Household Products	44,034	0.2%
Industrial Conglomerates	162,466	0.7%
Insurance	286,299	1.3%
Internet Software & Services	290,998	1.3%
IT Services	900,649	4.0%
Leisure Products	60,411	0.3%
Life Sciences Tools & Services	380,106	1.7%
Machinery	1,420,954	6.5%
Media	321,319	1.4%
Metals & Mining	412,726	1.9%
Multi-Utilities	183,455	0.8%
Oil, Gas & Consumable Fuels	247,911	1.1%
Personal Products	57,624	0.2%
Pharmaceuticals	162,183	0.7%
Professional Services	99,174	0.4%
Real Estate Management & Development	27,104	0.1%
Road & Rail	362,815	1.6%
Semiconductors & Semiconductor Equipment	671,518	3.0%
Software	1,533,687	7.0%
Specialty Retail	255,555	1.1%
Technology Hardware, Storage & Peripherals	159,796	0.7%
Textiles, Apparel & Luxury Goods	292,730	1.3%
Thrifts & Mortgage Finance	73,936	0.3%
Trading Companies & Distributors	207,406	0.9%
Water Utilities	78,521	0.4%
Other**	(9,560)	NM
Total	$22,282,168	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM         Not meaningful, amount is less than 0.05%.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Mid-Cap Growth :: 75

Statement of Assets and Liabilities (unaudited)
June 30, 2017

ASSETS:
Total Investment Securities, at cost	$15,803,432
Securities, at value	22,291,728
Repurchase agreements, at value	20,000
Total Investment Securities, at value	22,311,728
Cash	470
Dividends and interest receivable	21,875
Receivable for capital shares issued	113
Prepaid expenses	319
TOTAL ASSETS	22,334,505
LIABILITIES:
Payable for capital shares redeemed	10,336
Advisory fees payable	13,645
Management services fees payable	1,819
Administration fees payable	658
Administrative services fees payable	7,345
Distribution fees payable	5,537
Transfer agency fees payable	1,032
Fund accounting fees payable	804
Compliance services fees payable	230
Other accrued expenses	10,931
TOTAL LIABILITIES	52,337
NET ASSETS	$22,282,168
NET ASSETS CONSIST OF:
Capital	$13,513,245
Accumulated net investment income (loss)	(49,291)
Accumulated net realized gains (losses) on investments	2,309,918
Net unrealized appreciation (depreciation) on investments	6,508,296
NET ASSETS	$22,282,168
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	467,032
Net Asset Value (offering and redemption price per share)	$47.71

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2017

INVESTMENT INCOME:
Dividends	$144,421
Interest	177
TOTAL INVESTMENT INCOME	144,598
EXPENSES:
Advisory fees	86,557
Management services fees	11,541
Administration fees	4,317
Transfer agency fees	6,214
Administrative services fees	39,107
Distribution fees	28,853
Custody fees	2,074
Fund accounting fees	5,760
Trustee fees	341
Compliance services fees	122
Other fees	10,631
Total Gross Expenses before reductions	195,517
Expenses reduced and reimbursed by the Advisor	(1,628)
TOTAL NET EXPENSES	193,889
NET INVESTMENT INCOME (LOSS)	(49,291)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	1,480,946
Change in net unrealized appreciation/depreciation on investments	291,524
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	1,772,470
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$1,723,179

See accompanying notes to financial statements.

76 :: ProFund VP Mid-Cap Growth :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2017 (unaudited)	Year Ended December 31, 2016
FROM INVESTMENT ACTIVITES:
OPERATIONS:
Net investment income (loss)	$(49,291)	$(95,668)
Net realized gains (losses) on investments	1,480,946	2,264,395
Change in net unrealized appreciation/depreciation on investments	291,524	(274,177)
Change in net assets resulting from operations	1,723,179	1,894,550
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains on investments	—	(1,189,519)
Change in net assets resulting from distributions	—	(1,189,519)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	4,680,426	28,074,286
Distributions reinvested	—	1,189,519
Value of shares redeemed	(5,613,862)	(35,208,249)
Change in net assets resulting from capital transactions	(933,436)	(5,944,444)
Change in net assets	789,743	(5,239,413)
NET ASSETS:
Beginning of period	21,492,425	26,731,838
End of period	$22,282,168	$21,492,425
Accumulated net investment income (loss)	$(49,291)	$—
SHARE TRANSACTIONS:
Issued	102,332	665,411
Reinvested	—	27,333
Redeemed	(120,918)	(853,852)
Change in shares	(18,586)	(161,108)

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Mid-Cap Growth :: 77

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2017 (unaudited)		Year Ended Dec. 31, 2016	Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012
Net Asset Value, Beginning of Period	$44.26		$41.33	$48.21	$50.03	$38.33	$33.22
Investment Activities:
Net investment income (loss)(a)	(0.10)		(0.19)	(0.22)	(0.31)	(0.27)	(0.24)
Net realized and unrealized gains (losses) on investments	3.55		5.47	0.63	3.01	11.97	5.35
Total income (loss) from investment activities	3.45		5.28	0.41	2.70	11.70	5.11
Distributions to Shareholders From:
Net realized gains on investments	—		(2.35)	(7.29)	(4.52)	—	—
Net Asset Value, End of Period	$47.71		$44.26	$41.33	$48.21	$50.03	$38.33
Total Return	7.80	%(b)	12.87%	0.28%	5.89%	30.52%	15.38%
Ratios to Average Net Assets:
Gross expenses(c)	1.69%		1.69%	1.70%	1.79%	1.79%	1.87%
Net expenses(c)	1.68%		1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(c)	(0.43)%		(0.45)%	(0.49)%	(0.65)%	(0.60)%	(0.65)%
Supplemental Data:
Net assets, end of period (000’s)	$22,282		$21,492	$26,732	$25,203	$34,981	$30,224
Portfolio turnover rate(d)	32	%(b)	171%	215%	159%	149%	212%

(a)           Per share net investment income (loss) has been calculated using the average daily shares method.

(b)          Not annualized for periods less than one year.

(c)           Annualized for periods less than one year.

(d)          Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

78 :: ProFund VP Small-Cap Value :: Financial Statements

Investment Objective: The ProFund VP Small-Cap Value seeks investment results that, before fees and expenses, correspond to the performance of the S&P SmallCap 600 Value Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2017

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
ALLETE, Inc.	1.0%
Spire, Inc.	0.9%
ProAssurance Corp.	0.9%
CACI International, Inc.	0.9%
The Brink’s Co.	0.9%

S&P SmallCap 600 Value Index — Composition

% of Index
Industrials	19%
Consumer Discretionary	18%
Financials	18%
Information Technology	12%
Health Care	10%
Materials	6%
Real Estate	5%
Consumer Staples	4%
Utilities	4%
Energy	3%
Telecommunication Services	1%

Schedule of Portfolio Investments (unaudited)

Common Stocks (100.2%)

	Shares	Value
A. Schulman, Inc. (Chemicals)	1,274	$40,768
AAR Corp. (Aerospace & Defense)	2,450	85,162
Abaxis, Inc. (Health Care Equipment & Supplies)	686	36,372
Abercrombie & Fitch Co.—Class A (Specialty Retail)	5,194	64,613
ABM Industries, Inc. (Commercial Services & Supplies)	2,156	89,517
Acadia Realty Trust (Equity Real Estate Investment Trusts)	3,626	100,803
Aceto Corp. (Health Care Providers & Services)	2,254	34,824
Acorda Therapeutics, Inc.* (Biotechnology)	3,528	69,502
Actuant Corp.—Class A (Machinery)	2,352	57,859
ADTRAN, Inc. (Communications Equipment)	1,372	28,332
AdvanSix, Inc.* (Chemicals)	2,352	73,476
Aegion Corp.* (Construction & Engineering)	2,548	55,750
Aerojet Rocketdyne Holdings, Inc.* (Aerospace & Defense)	2,058	42,806
Aerovironment, Inc.* (Aerospace & Defense)	784	29,949
Agilysys, Inc.* (Electronic Equipment, Instruments & Components)	1,176	11,901
AK Steel Holding Corp.* (Metals & Mining)	10,486	68,893
Alamo Group, Inc. (Machinery)	294	26,698
Albany International Corp.—Class A (Machinery)	882	47,099
Albany Molecular Research, Inc.* (Life Sciences Tools & Services)	1,666	36,152
ALLETE, Inc. (Electric Utilities)	3,822	273,960
Almost Family, Inc.* (Health Care Providers & Services)	882	54,375
Amedisys, Inc.* (Health Care Providers & Services)	2,156	135,419
American Axle & Manufacturing Holdings, Inc.* (Auto Components)	6,370	99,372
American Equity Investment Life Holding Co. (Insurance)	6,762	177,705
American Public Education, Inc.* (Diversified Consumer Services)	1,274	30,130
American States Water Co. (Water Utilities)	1,470	69,693
American Vanguard Corp. (Chemicals)	1,960	33,810
American Woodmark Corp.* (Building Products)	490	46,820
AMERISAFE, Inc. (Insurance)	588	33,487
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	882	15,753
Analogic Corp. (Health Care Equipment & Supplies)	490	35,599
AngioDynamics, Inc.* (Health Care Equipment & Supplies)	2,646	42,892
Anika Therapeutics, Inc.* (Health Care Equipment & Supplies)	392	19,341
Anixter International, Inc.* (Electronic Equipment, Instruments & Components)	2,156	168,599
Apogee Enterprises, Inc. (Building Products)	882	50,133
Apollo Commercial Real Estate Finance, Inc. (Mortgage Real Estate Investment Trusts)	5,292	98,167
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	980	57,869
Applied Optoelectronics, Inc.* (Communications Equipment)	882	54,499
ArcBest Corp. (Road & Rail)	1,862	38,357
Archrock, Inc. (Energy Equipment & Services)	3,038	34,633
Armada Hoffler Properties, Inc. (Equity Real Estate Investment Trusts)	1,960	25,382
Asbury Automotive Group, Inc.* (Specialty Retail)	1,470	83,129
Ascena Retail Group, Inc.* (Specialty Retail)	12,838	27,602
Astoria Financial Corp. (Thrifts & Mortgage Finance)	6,958	140,204
Atlas Air Worldwide Holdings, Inc.* (Air Freight & Logistics)	1,960	102,214
ATN International, Inc. (Diversified Telecommunication Services)	392	26,828
Atwood Oceanics, Inc.* (Energy Equipment & Services)	5,684	46,325

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Small-Cap Value :: 79

Common Stocks, continued

	Shares	Value
Avista Corp. (Multi-Utilities)	4,900	$208,054
AZZ, Inc. (Electrical Equipment)	686	38,279
Banc of California, Inc. (Banks)	3,822	82,173
Bank Mutual Corp. (Thrifts & Mortgage Finance)	1,372	12,554
Banner Corp. (Banks)	1,960	110,760
Barnes & Noble Education, Inc.* (Specialty Retail)	2,940	31,252
Barnes & Noble, Inc. (Specialty Retail)	4,214	32,026
Barnes Group, Inc. (Machinery)	1,666	97,511
Bel Fuse, Inc.—Class B (Communications Equipment)	294	7,262
Benchmark Electronics, Inc.* (Electronic Equipment, Instruments & Components)	3,822	123,451
Big 5 Sporting Goods Corp. (Specialty Retail)	1,372	17,905
Biglari Holdings, Inc.* (Hotels, Restaurants & Leisure)	98	39,175
Bill Barrett Corp.* (Oil, Gas & Consumable Fuels)	3,038	9,327
BJ’s Restaurants, Inc.* (Hotels, Restaurants & Leisure)	1,372	51,107
Black Box Corp. (Communications Equipment)	1,176	10,055
Blucora, Inc.* (Internet Software & Services)	3,038	64,405
Bob Evans Farms, Inc. (Hotels, Restaurants & Leisure)	686	49,275
Boise Cascade Co.* (Paper & Forest Products)	2,940	89,376
Boston Private Financial Holdings, Inc. (Banks)	2,646	40,616
Bottomline Technologies, Inc.* (Software)	1,372	35,247
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)	6,272	155,607
Brady Corp.—Class A (Commercial Services & Supplies)	980	33,222
Briggs & Stratton Corp. (Machinery)	3,234	77,939
Bristow Group, Inc. (Energy Equipment & Services)	2,450	18,743
Brookline Bancorp, Inc. (Banks)	2,156	31,478
Brooks Automation, Inc. (Semiconductors & Semiconductor Equipment)	2,548	55,266
CACI International, Inc.*—Class A (IT Services)	1,862	232,844
CalAmp Corp.* (Communications Equipment)	1,568	31,877
Caleres, Inc. (Specialty Retail)	3,234	89,841
Calgon Carbon Corp. (Chemicals)	3,822	57,712
Callaway Golf Co. (Leisure Products)	3,136	40,078
Cal-Maine Foods, Inc.* (Food Products)	2,254	89,258
Cambrex Corp.* (Life Sciences Tools & Services)	784	46,844
Capstead Mortgage Corp. (Mortgage Real Estate Investment Trusts)	7,252	75,638
CARBO Ceramics, Inc.* (Energy Equipment & Services)	1,568	10,741
Career Education Corp.* (Diversified Consumer Services)	1,960	18,816
Carrizo Oil & Gas, Inc.* (Oil, Gas & Consumable Fuels)	2,254	39,265
Cavco Industries, Inc.* (Household Durables)	686	88,940
CBL & Associates Properties, Inc. (Equity Real Estate Investment Trusts)	9,996	84,266
CDI Corp.* (Professional Services)	1,078	6,306
Cedar Realty Trust, Inc. (Equity Real Estate Investment Trusts)	5,782	28,043
Century Aluminum Co.* (Metals & Mining)	3,822	59,547
Chart Industries, Inc.* (Machinery)	1,176	40,842
Chatham Lodging Trust (Equity Real Estate Investment Trusts)	1,470	29,532
Chemed Corp. (Health Care Providers & Services)	588	120,264
Chesapeake Lodging Trust (Equity Real Estate Investment Trusts)	4,606	112,709
Cincinnati Bell, Inc.* (Diversified Telecommunication Services)	1,372	26,823
CIRCOR International, Inc. (Machinery)	588	34,915
City Holding Co. (Banks)	588	38,732
Clearwater Paper Corp.* (Paper & Forest Products)	1,274	59,560
Cloud Peak Energy, Inc.* (Oil, Gas & Consumable Fuels)	5,684	20,065
Coca-Cola Bottling Co. (Beverages)	196	44,859
Cohu, Inc. (Semiconductors & Semiconductor Equipment)	1,960	30,850
Columbia Banking System, Inc. (Banks)	2,058	82,011
Comfort Systems USA, Inc. (Construction & Engineering)	2,842	105,438
Community Bank System, Inc. (Banks)	1,568	87,447
Community Health Systems, Inc.* (Health Care Providers & Services)	8,722	86,871
Computer Programs & Systems, Inc. (Health Care Technology)	784	25,715
Comtech Telecommunications Corp. (Communications Equipment)	1,764	33,463
CONMED Corp. (Health Care Equipment & Supplies)	1,862	94,849
Consolidated Communications Holdings, Inc. (Diversified Telecommunication Services)	1,372	29,457
Contango Oil & Gas Co.* (Oil, Gas & Consumable Fuels)	1,078	7,158
Cooper-Standard Holding, Inc.* (Auto Components)	1,372	138,394
Core-Mark Holding Co., Inc. (Distributors)	3,528	116,636
CorVel Corp.* (Health Care Providers & Services)	392	18,600
Cray, Inc.* (Technology Hardware, Storage & Peripherals)	3,038	55,899
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	5,586	43,068
CSG Systems International, Inc. (IT Services)	980	39,768
Cubic Corp. (Aerospace & Defense)	1,862	86,211
CVB Financial Corp. (Banks)	3,234	72,539
Daktronics, Inc. (Electronic Equipment, Instruments & Components)	3,038	29,256
Darling Ingredients, Inc.* (Food Products)	12,544	197,443
Deltic Timber Corp. (Paper & Forest Products)	294	21,950
Denbury Resources, Inc.* (Oil, Gas & Consumable Fuels)	18,130	27,739
Depomed, Inc.* (Pharmaceuticals)	2,058	22,103
DHI Group, Inc.* (Internet Software & Services)	2,450	6,983
DiamondRock Hospitality Co. (Equity Real Estate Investment Trusts)	7,350	80,483
Digi International, Inc.* (Communications Equipment)	2,058	20,889
Dime Community Bancshares, Inc. (Thrifts & Mortgage Finance)	980	19,208
DineEquity, Inc. (Hotels, Restaurants & Leisure)	686	30,218
Diodes, Inc.* (Semiconductors & Semiconductor Equipment)	2,940	70,648
Diplomat Pharmacy, Inc.* (Health Care Providers & Services)	3,332	49,314
Donnelley Financial Solutions, Inc.* (Capital Markets)	1,960	45,002
DSP Group, Inc.* (Semiconductors & Semiconductor Equipment)	1,666	19,326
DSW, Inc.—Class A (Specialty Retail)	3,822	67,649

See accompanying notes to financial statements.

80 :: ProFund VP Small-Cap Value :: Financial Statements

Common Stocks, continued

	Shares	Value
DXP Enterprises, Inc.* (Trading Companies & Distributors)	1,176	$40,572
Echo Global Logistics, Inc.* (Air Freight & Logistics)	2,058	40,954
eHealth, Inc.* (Insurance)	1,274	23,951
El Paso Electric Co. (Electric Utilities)	3,038	157,065
El Pollo Locco Holdings, Inc.* (Hotels, Restaurants & Leisure)	686	9,501
Electro Scientific Industries, Inc.* (Electronic Equipment, Instruments & Components)	2,548	20,996
Electronics for Imaging, Inc.* (Technology Hardware, Storage & Peripherals)	1,764	83,578
Emergent BioSolutions, Inc.* (Biotechnology)	1,470	49,848
Employers Holdings, Inc. (Insurance)	2,450	103,635
Encore Capital Group, Inc.* (Consumer Finance)	1,764	70,825
Encore Wire Corp. (Electrical Equipment)	1,568	66,954
Engility Holdings, Inc.* (Aerospace & Defense)	1,372	38,965
Enova International, Inc.* (Consumer Finance)	1,764	26,195
EnPro Industries, Inc. (Machinery)	784	55,954
ePlus, Inc.* (Electronic Equipment, Instruments & Components)	490	36,309
Era Group, Inc.* (Energy Equipment & Services)	1,470	13,906
Essendant, Inc. (Commercial Services & Supplies)	2,842	42,147
Ethan Allen Interiors, Inc. (Household Durables)	882	28,489
ExlService Holdings, Inc.* (IT Services)	882	49,022
Exponent, Inc. (Professional Services)	686	39,994
Express, Inc.* (Specialty Retail)	5,978	40,352
Exterran Corp.* (Energy Equipment & Services)	2,450	65,415
EZCORP, Inc.*—Class A (Consumer Finance)	3,724	28,675
FARO Technologies, Inc.* (Electronic Equipment, Instruments & Components)	588	22,226
Federal Signal Corp. (Machinery)	4,508	78,259
Fidelity Southern Corp. (Banks)	1,666	38,085
Fiesta Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	2,058	42,498
Financial Engines, Inc. (Capital Markets)	1,568	57,389
First Commonwealth Financial Corp. (Banks)	2,352	29,823
First Financial Bancorp (Banks)	1,666	46,148
First Midwest Bancorp, Inc. (Banks)	2,548	59,394
FirstCash, Inc. (Consumer Finance)	3,626	211,396
Flotek Industries, Inc.* (Chemicals)	2,352	21,027
Forestar Group, Inc.* (Real Estate Management & Development)	2,548	43,698
Forward Air Corp. (Air Freight & Logistics)	784	41,772
Fossil Group, Inc.* (Textiles, Apparel & Luxury Goods)	3,234	33,472
Franklin Electric Co., Inc. (Machinery)	1,372	56,801
Franklin Street Properties Corp. (Equity Real Estate Investment Trusts)	3,920	43,434
Fred’s, Inc.—Class A (Multiline Retail)	2,744	25,327
FTD Cos., Inc.* (Internet & Direct Marketing Retail)	1,274	25,480
FutureFuel Corp. (Chemicals)	1,764	26,619
Gannett Co., Inc. (Media)	8,624	75,201
General Cable Corp. (Electrical Equipment)	3,724	60,887
General Communication, Inc.*—Class A (Diversified Telecommunication Services)	2,058	75,404
Genesco, Inc.* (Specialty Retail)	1,470	49,833
Gentherm, Inc.* (Auto Components)	2,744	106,467
Geospace Technologies Corp.* (Energy Equipment & Services)	588	8,132
G-III Apparel Group, Ltd.* (Textiles, Apparel & Luxury Goods)	3,332	83,133
Glacier Bancorp, Inc. (Banks)	1,764	64,580
Government Properties Income Trust (Equity Real Estate Investment Trusts)	7,252	132,783
Great Western Bancorp, Inc. (Banks)	1,862	75,988
Green Dot Corp.*—Class A (Consumer Finance)	1,666	64,191
Green Plains, Inc. (Oil, Gas & Consumable Fuels)	2,842	58,403
Greenhill & Co., Inc. (Capital Markets)	1,176	23,638
Group 1 Automotive, Inc. (Specialty Retail)	1,470	93,080
GUESS?, Inc. (Specialty Retail)	4,606	58,865
Gulf Island Fabrication, Inc. (Energy Equipment & Services)	1,078	12,505
H.B. Fuller Co. (Chemicals)	3,822	195,343
Haemonetics Corp.* (Health Care Equipment & Supplies)	1,960	77,400
Harmonic, Inc.* (Communications Equipment)	6,076	31,899
Harsco Corp.* (Machinery)	3,136	50,490
Haverty Furniture Cos., Inc. (Specialty Retail)	1,470	36,897
Hawkins, Inc. (Chemicals)	294	13,627
Haynes International, Inc. (Metals & Mining)	980	35,584
HCI Group, Inc. (Insurance)	588	27,624
Healthcare Services Group, Inc. (Commercial Services & Supplies)	1,862	87,197
HealthEquity, Inc.* (Health Care Providers & Services)	1,470	73,250
Heartland Express, Inc. (Road & Rail)	1,176	24,484
Heidrick & Struggles International, Inc. (Professional Services)	1,470	31,973
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	6,076	34,269
Hersha Hospitality Trust (Equity Real Estate Investment Trusts)	1,372	25,396
HFF, Inc.—Class A (Real Estate Management & Development)	882	30,667
Hibbett Sports, Inc.* (Specialty Retail)	686	14,235
Hillenbrand, Inc. (Machinery)	2,352	84,907
HomeStreet, Inc.* (Thrifts & Mortgage Finance)	2,058	56,955
Hope Bancorp, Inc. (Banks)	9,702	180,941
Horace Mann Educators Corp. (Insurance)	3,038	114,836
Hub Group, Inc.*—Class A (Air Freight & Logistics)	2,548	97,716
Iconix Brand Group, Inc.* (Textiles, Apparel & Luxury Goods)	2,646	18,284
ILG, Inc. (Hotels, Restaurants & Leisure)	3,528	96,985
Impax Laboratories, Inc.* (Pharmaceuticals)	5,586	89,935
Independence Realty Trust, Inc. (Equity Real Estate Investment Trusts)	3,136	30,952
Independent Bank Corp. (Banks)	784	52,254
Infinity Property & Casualty Corp. (Insurance)	882	82,908
Innophos Holdings, Inc. (Chemicals)	392	17,185
Innospec, Inc. (Chemicals)	980	64,239
Inogen, Inc.* (Health Care Equipment & Supplies)	490	46,756
Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	2,744	109,733
Integer Holdings Corp.* (Health Care Equipment & Supplies)	2,156	93,247
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	1,666	90,814
Inter Parfums, Inc. (Personal Products)	686	25,142
Interactive Brokers Group, Inc.—Class A (Capital Markets)	5,194	194,358
Interface, Inc. (Commercial Services & Supplies)	4,802	94,359
INTL FCStone, Inc.* (Capital Markets)	1,176	44,406
Invacare Corp. (Health Care Equipment & Supplies)	2,450	32,340

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Small-Cap Value :: 81

Common Stocks, continued

	Shares	Value
Investment Technology Group, Inc. (Capital Markets)	2,352	$49,956
Iridium Communications, Inc.* (Diversified Telecommunication Services)	6,174	68,223
J & J Snack Foods Corp. (Food Products)	490	64,714
J.C. Penney Co., Inc.* (Multiline Retail)	23,520	109,368
John B. Sanfilippo & Son, Inc. (Food Products)	392	24,739
Kaiser Aluminum Corp. (Metals & Mining)	1,274	112,774
Kaman Corp.—Class A (Trading Companies & Distributors)	2,058	102,632
KapStone Paper & Packaging Corp. (Paper & Forest Products)	6,664	137,478
Kelly Services, Inc.—Class A (Professional Services)	2,254	50,602
Kindred Healthcare, Inc. (Health Care Providers & Services)	6,468	75,352
Kirkland’s, Inc.* (Specialty Retail)	1,078	11,082
Kite Realty Group Trust (Equity Real Estate Investment Trusts)	6,370	120,584
Kopin Corp.* (Semiconductors & Semiconductor Equipment)	2,548	9,453
Koppers Holdings, Inc.* (Chemicals)	588	21,256
Korn/Ferry International (Professional Services)	4,410	152,277
Kulicke & Soffa Industries, Inc.* (Semiconductors & Semiconductor Equipment)	2,548	48,463
Lannett Co., Inc.* (Pharmaceuticals)	2,254	45,982
La-Z-Boy, Inc. (Household Durables)	3,724	121,030
LHC Group, Inc.* (Health Care Providers & Services)	1,176	79,839
Lindsay Corp. (Machinery)	392	34,986
Liquidity Services, Inc.* (Internet Software & Services)	1,862	11,824
Lithia Motors, Inc.—Class A (Specialty Retail)	1,764	166,221
LivePerson, Inc.* (Internet Software & Services)	2,254	24,794
LSB Industries, Inc.* (Chemicals)	1,568	16,197
LSC Communications, Inc. (Commercial Services & Supplies)	2,548	54,527
LTC Properties, Inc. (Equity Real Estate Investment Trusts)	980	50,362
Lumber Liquidators Holdings, Inc.* (Specialty Retail)	2,156	54,029
Lumos Networks Corp.* (Diversified Telecommunication Services)	980	17,513
M.D.C. Holdings, Inc. (Household Durables)	3,136	110,795
M/I Homes, Inc.* (Household Durables)	1,862	53,160
Magellan Health, Inc.* (Health Care Providers & Services)	980	71,442
Maiden Holdings, Ltd. (Insurance)	5,586	62,005
ManTech International Corp.—Class A (IT Services)	1,960	81,105
MarineMax, Inc.* (Specialty Retail)	1,862	36,402
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	490	57,698
Marten Transport, Ltd. (Road & Rail)	882	24,167
Materion Corp. (Metals & Mining)	1,470	54,978
Matrix Service Co.* (Energy Equipment & Services)	2,058	19,242
Matson, Inc. (Marine)	3,234	97,149
Matthews International Corp.—Class A (Commercial Services & Supplies)	686	42,018
McDermott International, Inc.* (Energy Equipment & Services)	12,054	86,426
Medifast, Inc. (Personal Products)	392	16,256
Meridian Bioscience, Inc. (Health Care Equipment & Supplies)	1,666	26,240
Meritage Homes Corp.* (Household Durables)	2,842	119,932
Methode Electronics, Inc. (Electronic Equipment, Instruments & Components)	1,274	52,489
MicroStrategy, Inc.*—Class A (Software)	294	56,350
Mobile Mini, Inc. (Commercial Services & Supplies)	1,862	55,581
Monarch Casino & Resort, Inc.* (Hotels, Restaurants & Leisure)	882	26,681
Monotype Imaging Holdings, Inc. (Software)	1,862	34,075
Monro Muffler Brake, Inc. (Specialty Retail)	1,372	57,281
Moog, Inc.*—Class A (Aerospace & Defense)	2,450	175,714
Motorcar Parts of America, Inc.* (Auto Components)	1,372	38,745
Movado Group, Inc. (Textiles, Apparel & Luxury Goods)	1,176	29,694
MTS Systems Corp. (Electronic Equipment, Instruments & Components)	1,274	65,993
Mueller Industries, Inc. (Machinery)	4,410	134,286
Multi-Color Corp. (Commercial Services & Supplies)	294	23,990
Myers Industries, Inc. (Containers & Packaging)	1,666	29,905
Myriad Genetics, Inc.* (Biotechnology)	5,194	134,212
National Presto Industries, Inc. (Aerospace & Defense)	392	43,316
Natus Medical, Inc.* (Health Care Equipment & Supplies)	1,372	51,176
Nautilus, Inc.* (Leisure Products)	784	15,014
NBT Bancorp, Inc. (Banks)	1,274	47,074
Neenah Paper, Inc. (Paper & Forest Products)	490	39,323
Nektar Therapeutics* (Pharmaceuticals)	4,998	97,711
NETGEAR, Inc.* (Communications Equipment)	1,078	46,462
New Media Investment Group, Inc. (Media)	4,018	54,163
Newpark Resources, Inc.* (Energy Equipment & Services)	6,762	49,701
Noble Corp. PLC (Energy Equipment & Services)	18,620	67,404
Northern Oil & Gas, Inc.* (Oil, Gas & Consumable Fuels)	1,960	2,744
Northwest Bancshares, Inc. (Thrifts & Mortgage Finance)	3,038	47,423
Northwest Natural Gas Co. (Gas Utilities)	2,156	129,037
OFG Bancorp (Banks)	3,332	33,320
Old National Bancorp (Banks)	10,290	177,503
Olympic Steel, Inc. (Metals & Mining)	686	13,363
On Assignment, Inc.* (Professional Services)	1,862	100,827
Opus Bank (Banks)	1,372	33,202
Oritani Financial Corp. (Thrifts & Mortgage Finance)	1,470	25,064
Orthofix International N.V.* (Health Care Equipment & Supplies)	882	40,995
OSI Systems, Inc.* (Electronic Equipment, Instruments & Components)	1,372	103,106
Oxford Industries, Inc. (Textiles, Apparel & Luxury Goods)	588	36,744
P.H. Glatfelter Co. (Paper & Forest Products)	3,332	65,107
Park Electrochemical Corp. (Electronic Equipment, Instruments & Components)	1,470	27,077
Parkway, Inc. (Equity Real Estate Investment Trusts)	1,568	35,892
PDC Energy, Inc.* (Oil, Gas & Consumable Fuels)	1,862	80,270

See accompanying notes to financial statements.

82 :: ProFund VP Small-Cap Value :: Financial Statements

Common Stocks, continued

	Shares	Value
Penn National Gaming, Inc.* (Hotels, Restaurants & Leisure)	6,272	$134,221
Pennsylvania Real Estate Investment Trust (Equity Real Estate Investment Trusts)	3,038	34,390
Perficient, Inc.* (IT Services)	2,646	49,321
Perry Ellis International, Inc.* (Textiles, Apparel & Luxury Goods)	980	19,071
PetMed Express, Inc. (Internet & Direct Marketing Retail)	588	23,873
PharMerica Corp.* (Health Care Providers & Services)	2,352	61,740
Phibro Animal Health Corp.—Class A (Pharmaceuticals)	784	29,047
Pioneer Energy Services Corp.* (Energy Equipment & Services)	3,430	7,032
Plexus Corp.* (Electronic Equipment, Instruments & Components)	2,548	133,948
Powell Industries, Inc. (Electrical Equipment)	686	21,945
PRA Group, Inc.* (Consumer Finance)	3,528	133,711
ProAssurance Corp. (Insurance)	4,018	244,295
Provident Financial Services, Inc. (Thrifts & Mortgage Finance)	2,156	54,719
PS Business Parks, Inc. (Equity Real Estate Investment Trusts)	490	64,871
Quality Systems, Inc.* (Health Care Technology)	3,528	60,717
QuinStreet, Inc.* (Internet Software & Services)	2,744	11,442
Quorum Health Corp.* (Health Care Providers & Services)	2,254	9,354
R. R. Donnelley & Sons Co. (Commercial Services & Supplies)	5,292	66,362
Ramco-Gershenson Properties Trust (Equity Real Estate Investment Trusts)	1,372	17,699
Raven Industries, Inc. (Industrial Conglomerates)	1,176	39,161
Rayonier Advanced Materials, Inc. (Chemicals)	3,332	52,379
RE/MAX Holdings, Inc. (Real Estate Management & Development)	1,372	76,901
Red Robin Gourmet Burgers, Inc.* (Hotels, Restaurants & Leisure)	980	63,945
Regis Corp.* (Diversified Consumer Services)	2,646	27,174
Rent-A-Center, Inc. (Specialty Retail)	4,018	47,091
Resources Connection, Inc. (Professional Services)	2,254	30,880
Restoration Hardware, Inc.* (Specialty Retail)	2,352	151,750
Retail Opportunity Investments Corp. (Equity Real Estate Investment Trusts)	2,744	52,657
REX American Resources Corp.* (Oil, Gas & Consumable Fuels)	196	18,926
RLI Corp. (Insurance)	1,470	80,291
Roadrunner Transportation Systems, Inc.* (Road & Rail)	2,254	16,387
Rogers Corp.* (Electronic Equipment, Instruments & Components)	392	42,579
Ruby Tuesday, Inc.* (Hotels, Restaurants & Leisure)	4,606	9,258
Ruth’s Hospitality Group, Inc. (Hotels, Restaurants & Leisure)	1,176	25,578
S&T Bancorp, Inc. (Banks)	2,646	94,886
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts)	2,450	59,045
Safety Insurance Group, Inc. (Insurance)	1,078	73,627
Saia, Inc.* (Road & Rail)	784	40,219
Sanderson Farms, Inc. (Food Products)	1,568	181,339
Sanmina Corp.* (Electronic Equipment, Instruments & Components)	5,782	220,293
Saul Centers, Inc. (Equity Real Estate Investment Trusts)	294	17,046
ScanSource, Inc.* (Electronic Equipment, Instruments & Components)	1,960	78,988
Scholastic Corp. (Media)	2,058	89,708
Schweitzer-Mauduit International, Inc. (Paper & Forest Products)	2,352	87,565
SEACOR Holdings, Inc.* (Energy Equipment & Services)	1,274	43,698
Select Comfort Corp.* (Specialty Retail)	1,372	48,692
Select Medical Holdings Corp.* (Health Care Providers & Services)	8,134	124,857
Selective Insurance Group, Inc. (Insurance)	4,410	220,721
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	1,862	66,567
Seneca Foods Corp.*—Class A (Food Products)	490	15,215
Shake Shack, Inc.*—Class A (Hotels, Restaurants & Leisure)	392	13,673
Shoe Carnival, Inc. (Specialty Retail)	980	20,462
Simmons First National Corp.—Class A (Banks)	980	51,842
SkyWest, Inc. (Airlines)	3,920	137,592
Sonic Automotive, Inc.—Class A (Specialty Retail)	1,960	38,122
Sonic Corp. (Hotels, Restaurants & Leisure)	1,274	33,748
Spectrum Pharmaceuticals, Inc.* (Biotechnology)	5,390	40,156
Spire, Inc. (Gas Utilities)	3,626	252,913
Spok Holdings, Inc. (Wireless Telecommunication Services)	1,568	27,754
SPX Corp.* (Machinery)	3,234	81,367
SPX FLOW, Inc.* (Machinery)	3,234	119,271
SRC Energy, Inc.* (Oil, Gas & Consumable Fuels)	8,232	55,401
Standard Motor Products, Inc. (Auto Components)	1,568	81,881
Standex International Corp. (Machinery)	980	88,886
Stein Mart, Inc. (Specialty Retail)	2,352	3,975
Stepan Co. (Chemicals)	588	51,238
Steven Madden, Ltd.* (Textiles, Apparel & Luxury Goods)	1,568	62,642
Stewart Information Services Corp. (Insurance)	1,764	80,050
Strayer Education, Inc. (Diversified Consumer Services)	392	36,543
Sturm, Ruger & Co., Inc. (Leisure Products)	1,372	85,269
SunCoke Energy, Inc.* (Metals & Mining)	4,900	53,410
Super Micro Computer, Inc.* (Technology Hardware, Storage & Peripherals)	1,372	33,820
Superior Industries International, Inc. (Auto Components)	1,666	34,236
SUPERVALU, Inc.* (Food & Staples Retailing)	20,384	67,063
Sykes Enterprises, Inc.* (IT Services)	2,940	98,578
Tailored Brands, Inc. (Specialty Retail)	1,960	21,874
Team, Inc.* (Commercial Services & Supplies)	2,254	52,856
TeleTech Holdings, Inc. (IT Services)	1,176	47,981
Tennant Co. (Machinery)	490	36,162
Tesco Corp.* (Energy Equipment & Services)	2,352	10,466
TETRA Technologies, Inc.* (Energy Equipment & Services)	5,880	16,405
The Andersons, Inc. (Food & Staples Retailing)	1,960	66,934
The Brink’s Co. (Commercial Services & Supplies)	3,430	229,811
The Buckle, Inc. (Specialty Retail)	2,156	38,377
The Cato Corp.—Class A (Specialty Retail)	1,862	32,753
The E.W. Scripps Co.*—Class A (Media)	4,312	76,797

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Small-Cap Value :: 83

Common Stocks, continued

	Shares	Value
The Ensign Group, Inc. (Health Care Providers & Services)	1,764	$38,402
The Finish Line, Inc.—Class A (Specialty Retail)	3,038	43,048
The Greenbrier Cos., Inc. (Machinery)	2,156	99,715
The Medicines Co.* (Pharmaceuticals)	3,430	130,373
The Navigators Group, Inc. (Insurance)	1,666	91,463
The Providence Service Corp.* (Health Care Providers & Services)	882	44,638
Time, Inc. (Media)	7,546	108,285
TimkenSteel Corp.* (Metals & Mining)	2,940	45,188
Titan International, Inc. (Machinery)	3,626	43,548
Tivity Health, Inc.* (Health Care Providers & Services)	1,274	50,769
Tredegar Corp. (Chemicals)	1,960	29,890
Triumph Group, Inc. (Aerospace & Defense)	3,724	117,678
TrueBlue, Inc.* (Professional Services)	3,234	85,701
TrustCo Bank Corp. (Thrifts & Mortgage Finance)	3,136	24,304
Unifi, Inc.* (Textiles, Apparel & Luxury Goods)	1,176	36,221
UniFirst Corp. (Commercial Services & Supplies)	490	68,943
Unit Corp.* (Energy Equipment & Services)	2,450	45,889
United Fire Group, Inc. (Insurance)	1,666	73,404
United Insurance Holdings Corp. (Insurance)	1,372	21,582
Universal Corp. (Tobacco)	1,960	126,812
Universal Forest Products, Inc. (Building Products)	784	68,450
Universal Health Realty Income Trust (Equity Real Estate Investment Trusts)	294	23,385
US Concrete, Inc.* (Construction Materials)	392	30,792
VASCO Data Security International, Inc.* (Software)	1,274	18,282
Veeco Instruments, Inc.* (Semiconductors & Semiconductor Equipment)	1,862	51,857
Vera Bradley, Inc.* (Textiles, Apparel & Luxury Goods)	1,470	14,377
Veritiv Corp.* (Trading Companies & Distributors)	882	39,690
Viavi Solutions, Inc.* (Communications Equipment)	17,248	181,621
Virtus Investment Partners, Inc. (Capital Markets)	490	54,366
Virtusa Corp.* (IT Services)	2,058	60,505
Vista Outdoor, Inc.* (Leisure Products)	2,450	55,150
Vitamin Shoppe, Inc.* (Specialty Retail)	1,764	20,551
Wabash National Corp. (Machinery)	4,606	101,240
Waddell & Reed Financial, Inc.—Class A (Capital Markets)	6,370	120,266
Watts Water Technologies, Inc.—Class A (Machinery)	980	61,936
WD-40 Co. (Household Products)	392	43,257
Westamerica Bancorp (Banks)	784	43,935
William Lyon Homes*—Class A (Household Durables)	980	23,657
WisdomTree Investments, Inc. (Capital Markets)	3,234	32,890
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	7,350	205,873
World Acceptance Corp.* (Consumer Finance)	490	36,706
XO Group, Inc.* (Internet Software & Services)	882	15,541
TOTAL COMMON STOCKS (Cost $20,573,166)		26,983,522

Repurchase Agreements(a) (0.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.97%—1.05%, dated 6/30/17, due 7/3/17, total to be received $79,007	$79,000	$79,000
TOTAL REPURCHASE AGREEMENTS (Cost $79,000)		79,000
TOTAL INVESTMENT SECURITIES (Cost $20,652,166)—100.5%		27,062,522
Net other assets (liabilities)—(0.5)%		(121,676)
NET ASSETS—100.0%		$26,940,846

*                 Non-income producing security.

(a)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ProFund VP Small-Cap Value invested in the following industries as of June 30, 2017:

	Value	% of Net Assets
Aerospace & Defense	$619,801	2.3%
Air Freight & Logistics	282,656	1.0%
Airlines	137,592	0.5%
Auto Components	499,095	1.9%
Banks	1,574,731	5.9%
Beverages	44,859	0.2%
Biotechnology	293,718	1.1%
Building Products	165,403	0.6%
Capital Markets	622,271	2.3%
Chemicals	714,766	2.7%
Commercial Services & Supplies	940,530	3.5%
Communications Equipment	446,359	1.7%
Construction & Engineering	161,188	0.6%
Construction Materials	30,792	0.1%
Consumer Finance	571,699	2.1%
Containers & Packaging	29,905	0.1%
Distributors	116,636	0.4%
Diversified Consumer Services	112,663	0.4%
Diversified Telecommunication Services	244,248	0.9%
Electric Utilities	431,025	1.5%
Electrical Equipment	188,065	0.7%
Electronic Equipment, Instruments & Components	1,246,944	4.7%
Energy Equipment & Services	590,932	2.2%
Equity Real Estate Investment Trusts	1,169,714	4.3%
Food & Staples Retailing	133,997	0.5%
Food Products	572,708	2.0%
Gas Utilities	381,950	1.4%
Health Care Equipment & Supplies	688,021	2.6%
Health Care Providers & Services	1,129,310	4.2%
Health Care Technology	86,432	0.3%
Hotels, Restaurants & Leisure	839,168	3.1%
Household Durables	546,003	2.0%
Household Products	43,257	0.2%
Industrial Conglomerates	39,161	0.1%

See accompanying notes to financial statements.

84 :: ProFund VP Small-Cap Value :: Financial Statements

	Value	% of Net Assets
Insurance	$1,511,584	5.6%
Internet & Direct Marketing Retail	49,353	0.2%
Internet Software & Services	134,989	0.5%
IT Services	659,124	2.4%
Leisure Products	195,511	0.7%
Life Sciences Tools & Services	82,996	0.3%
Machinery	1,510,671	5.7%
Marine	97,149	0.4%
Media	404,154	1.5%
Metals & Mining	443,737	1.6%
Mortgage Real Estate Investment Trusts	173,805	0.6%
Multiline Retail	134,695	0.5%
Multi-Utilities	208,054	0.8%
Oil, Gas & Consumable Fuels	319,298	1.2%
Paper & Forest Products	500,359	1.9%
Personal Products	41,398	0.2%
Pharmaceuticals	430,904	1.6%
Professional Services	498,560	1.9%
Real Estate Management & Development	151,266	0.6%
Road & Rail	143,614	0.5%
Semiconductors & Semiconductor Equipment	352,430	1.3%
Software	143,954	0.5%
Specialty Retail	1,498,989	5.6%
Technology Hardware, Storage & Peripherals	173,297	0.6%
Textiles, Apparel & Luxury Goods	582,579	2.2%
Thrifts & Mortgage Finance	380,431	1.4%
Tobacco	126,812	0.5%
Trading Companies & Distributors	240,763	0.9%
Water Utilities	69,693	0.3%
Wireless Telecommunication Services	27,754	0.1%
Other**	(42,676)	(0.2)%
Total	$26,940,846	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Small-Cap Value :: 85

Statement of Assets and Liabilities (unaudited)
June 30, 2017

ASSETS:
Total Investment Securities, at cost	$20,652,166
Securities, at value	26,983,522
Repurchase agreements, at value	79,000
Total Investment Securities, at value	27,062,522
Cash	319
Dividends and interest receivable	26,722
Receivable for capital shares issued	3,107
Prepaid expenses	466
TOTAL ASSETS	27,093,136
LIABILITIES:
Payable for capital shares redeemed	50,699
Advisory fees payable	17,160
Management services fees payable	2,288
Administration fees payable	809
Administrative services fees payable	13,482
Distribution fees payable	13,137
Transfer agency fees payable	1,269
Fund accounting fees payable	988
Compliance services fees payable	336
Other accrued expenses	52,122
TOTAL LIABILITIES	152,290
NET ASSETS	$26,940,846
NET ASSETS CONSIST OF:
Capital	$24,509,914
Accumulated net investment income (loss)	(35,697)
Accumulated net realized gains (losses) on investments	(3,943,727)
Net unrealized appreciation (depreciation) on investments	6,410,356
NET ASSETS	$26,940,846
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	582,311
Net Asset Value (offering and redemption price per share)	$46.27

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2017

INVESTMENT INCOME:
Dividends	$266,119
Interest	287
TOTAL INVESTMENT INCOME	266,406
EXPENSES:
Advisory fees	136,896
Management services fees	18,253
Administration fees	8,217
Transfer agency fees	11,818
Administrative services fees	50,096
Distribution fees	45,632
Custody fees	3,953
Fund accounting fees	11,404
Trustee fees	674
Compliance services fees	210
Other fees	34,919
Total Gross Expenses before reductions	322,072
Expenses reduced and reimbursed by the Advisor	(15,425)
TOTAL NET EXPENSES	306,647
NET INVESTMENT INCOME (LOSS)	(40,241)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	633,714
Change in net unrealized appreciation/depreciation on investments	(937,679)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(303,965)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(344,206)

See accompanying notes to financial statements.

86 :: ProFund VP Small-Cap Value :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2017 (unaudited)	Year Ended December 31, 2016
FROM INVESTMENT ACTIVITES:
OPERATIONS:
Net investment income (loss)	$(40,241)	$4,544
Net realized gains (losses) on investments	633,714	2,151,848
Change in net unrealized appreciation/depreciation on investments	(937,679)	4,669,742
Change in net assets resulting from operations	(344,206)	6,826,134
CAPITAL TRANSACTIONS:
Proceeds from shares issued	13,525,727	62,318,847
Value of shares redeemed	(32,586,932)	(42,895,905)
Change in net assets resulting from capital transactions	(19,061,205)	19,422,942
Change in net assets	(19,405,411)	26,249,076
NET ASSETS:
Beginning of period	46,346,257	20,097,181
End of period	$26,940,846	$46,346,257
Accumulated net investment income (loss)	$(35,697)	$4,544
SHARE TRANSACTIONS:
Issued	294,439	1,550,377
Redeemed	(714,660)	(1,107,618)
Change in shares	(420,221)	442,759

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Small-Cap Value :: 87

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2017 (unaudited)		Year Ended Dec. 31, 2016	Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012
Net Asset Value, Beginning of Period	$46.23		$35.90	$42.32	$41.78	$30.41	$26.17
Investment Activities:
Net investment income (loss)(a)	(0.05)		0.01	(0.03)	— (b)	(0.07)	0.08
Net realized and unrealized gains (losses) on investments	0.09	(c)	10.32	(3.24)	2.32	11.51	4.16
Total income (loss) from investment activities	0.04		10.33	(3.27)	2.32	11.44	4.24
Distributions to Shareholders From:
Net investment income	—		—	—	—	(0.07)	—
Net realized gains on investments	—		—	(3.15)	(1.78)	—	—
Total distributions	—		—	(3.15)	(1.78)	(0.07)	—
Net Asset Value, End of Period	$46.27		$46.23	$35.90	$42.32	$41.78	$30.41
Total Return	0.09	%(d)	28.77%	(8.28)%	5.81%	37.67%	16.16%
Ratios to Average Net Assets:
Gross expenses(e)	1.76%		1.73%	1.74%	1.87%	1.88%	1.99%
Net expenses(e)	1.68%		1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(e)	(0.22)%		0.02%	(0.07)%	(0.01)%	(0.19)%	0.29%
Supplemental Data:
Net assets, end of period (000’s)	$26,941		$46,346	$20,097	$25,476	$40,145	$29,138
Portfolio turnover rate(f)	34	%(d)	191%	203%	143%	169%	257%

(a)           Per share net investment income (loss) has been calculated using the average daily shares method.

(b)          Amount is less than $0.005.

(c)           The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(d)          Not annualized for periods less than one year.

(e)           Annualized for periods less than one year.

(f)            Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

88 :: ProFund VP Small-Cap Growth :: Financial Statements

Investment Objective: The ProFund VP Small-Cap Growth seeks investment results that, before fees and expenses, correspond to the performance of the S&P SmallCap 600 Growth Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2017

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
MKS Instruments, Inc.	1.0%
CoreSite Realty Corp.	1.0%
Lumentum Holdings, Inc.	0.9%
Sterling Bancorp	0.9%
First Financial Bankshares, Inc.	0.8%

S&P SmallCap 600 Growth Index — Composition

% of Index
Industrials	20%
Information Technology	17%
Financials	15%
Health Care	15%
Consumer Discretionary	13%
Real Estate	9%
Materials	4%
Consumer Staples	3%
Energy	2%
Telecommunication Services	1%
Utilities	1%

Schedule of Portfolio Investments (unaudited)

Common Stocks (100.3%)

	Shares	Value
8x8, Inc.* (Software)	7,248	$105,458
A. Schulman, Inc. (Chemicals)	906	28,992
AAON, Inc. (Building Products)	3,322	122,416
Abaxis, Inc. (Health Care Equipment & Supplies)	906	48,036
ABM Industries, Inc. (Commercial Services & Supplies)	2,114	87,773
Acadia Realty Trust (Equity Real Estate Investment Trusts)	3,020	83,956
Actuant Corp.—Class A (Machinery)	2,416	59,434
ADTRAN, Inc. (Communications Equipment)	2,416	49,890
Advanced Energy Industries, Inc.* (Semiconductors & Semiconductor Equipment)	3,322	214,900
Aerojet Rocketdyne Holdings, Inc.* (Aerospace & Defense)	3,926	81,661
Aerovironment, Inc.* (Aerospace & Defense)	906	34,609
Agree Realty Corp. (Equity Real Estate Investment Trusts)	2,114	96,969
AK Steel Holding Corp.* (Metals & Mining)	14,194	93,255
Alamo Group, Inc. (Machinery)	604	54,849
Albany International Corp.—Class A (Machinery)	1,510	80,634
Allegiant Travel Co. (Airlines)	1,208	163,805
AMAG Pharmaceuticals, Inc.* (Biotechnology)	2,718	50,011
American Assets Trust, Inc. (Equity Real Estate Investment Trusts)	3,322	130,854
American States Water Co. (Water Utilities)	1,510	71,589
American Woodmark Corp.* (Building Products)	604	57,712
Ameris Bancorp (Banks)	3,020	145,564
AMERISAFE, Inc. (Insurance)	906	51,597
AMN Healthcare Services, Inc.* (Health Care Providers & Services)	3,926	153,310
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	1,812	32,362
Analogic Corp. (Health Care Equipment & Supplies)	302	21,940
ANI Pharmaceuticals, Inc.* (Pharmaceuticals)	604	28,267
Anika Therapeutics, Inc.* (Health Care Equipment & Supplies)	906	44,702
Apogee Enterprises, Inc. (Building Products)	1,510	85,828
Apollo Commercial Real Estate Finance, Inc. (Mortgage Real Estate Investment Trusts)	2,114	39,215
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	2,114	124,832
Applied Optoelectronics, Inc.* (Communications Equipment)	604	37,321
Archrock, Inc. (Energy Equipment & Services)	2,416	27,542
Armada Hoffler Properties, Inc. (Equity Real Estate Investment Trusts)	1,510	19,555
Astec Industries, Inc. (Machinery)	1,510	83,820
ATN International, Inc. (Diversified Telecommunication Services)	302	20,669
Axon Enterprise, Inc.* (Aerospace & Defense)	4,228	106,292
AZZ, Inc. (Electrical Equipment)	1,510	84,258
B of I Holding, Inc.* (Thrifts & Mortgage Finance)	4,530	107,451
B&G Foods, Inc.—Class A (Food Products)	5,436	193,522
Badger Meter, Inc. (Electronic Equipment, Instruments & Components)	2,416	96,278
Balchem Corp. (Chemicals)	2,416	187,747
Bank Mutual Corp. (Thrifts & Mortgage Finance)	1,812	16,580
Barnes Group, Inc. (Machinery)	2,114	123,732
Bel Fuse, Inc.—Class B (Communications Equipment)	302	7,459
Belmond, Ltd.* (Hotels, Restaurants & Leisure)	6,946	92,382
Biglari Holdings, Inc.* (Hotels, Restaurants & Leisure)	302	120,721
Bill Barrett Corp.* (Oil, Gas & Consumable Fuels)	3,020	9,271
BioTelemetry, Inc.* (Health Care Providers & Services)	2,416	80,815

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Small-Cap Growth :: 89

Common Stocks, continued

	Shares	Value
Bob Evans Farms, Inc. (Hotels, Restaurants & Leisure)	906	$65,078
Boston Private Financial Holdings, Inc. (Banks)	3,926	60,264
Bottomline Technologies, Inc.* (Software)	1,510	38,792
Brady Corp.—Class A (Commercial Services & Supplies)	2,718	92,140
Brookline Bancorp, Inc. (Banks)	3,926	57,320
Brooks Automation, Inc. (Semiconductors & Semiconductor Equipment)	2,718	58,953
Cabot Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	2,114	156,077
CalAmp Corp.* (Communications Equipment)	1,208	24,559
Calavo Growers, Inc. (Food Products)	1,208	83,412
California Water Service Group (Water Utilities)	3,926	144,477
Callaway Golf Co. (Leisure Products)	4,228	54,034
Cambrex Corp.* (Life Sciences Tools & Services)	1,812	108,267
Cantel Medical Corp. (Health Care Equipment & Supplies)	3,020	235,289
Capella Education Co. (Diversified Consumer Services)	906	77,554
Cardtronics PLC*—Class A (IT Services)	3,624	119,084
Career Education Corp.* (Diversified Consumer Services)	3,020	28,992
CareTrust REIT, Inc. (Equity Real Estate Investment Trusts)	5,738	106,383
Carrizo Oil & Gas, Inc.* (Oil, Gas & Consumable Fuels)	2,718	47,348
CBL & Associates Properties, Inc. (Equity Real Estate Investment Trusts)	3,020	25,459
Central Garden & Pet Co.* (Household Products)	906	28,802
Central Garden & Pet Co.*—Class A (Household Products)	2,718	81,595
Central Pacific Financial Corp. (Banks)	2,416	76,032
CEVA, Inc.* (Semiconductors & Semiconductor Equipment)	1,812	82,355
Chart Industries, Inc.* (Machinery)	1,208	41,954
Chatham Lodging Trust (Equity Real Estate Investment Trusts)	1,510	30,336
Chemed Corp. (Health Care Providers & Services)	604	123,536
Chuy’s Holdings, Inc.* (Hotels, Restaurants & Leisure)	1,510	35,334
Cincinnati Bell, Inc.* (Diversified Telecommunication Services)	2,114	41,329
CIRCOR International, Inc. (Machinery)	604	35,866
City Holding Co. (Banks)	604	39,785
Coca-Cola Bottling Co. (Beverages)	302	69,119
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	3,322	133,212
Columbia Banking System, Inc. (Banks)	2,416	96,278
Community Bank System, Inc. (Banks)	2,416	134,740
Consolidated Communications Holdings, Inc. (Diversified Telecommunication Services)	2,718	58,355
Contango Oil & Gas Co.* (Oil, Gas & Consumable Fuels)	604	4,011
CoreSite Realty Corp. (Equity Real Estate Investment Trusts)	2,718	281,394
CorVel Corp.* (Health Care Providers & Services)	302	14,330
Cross Country Healthcare, Inc.* (Health Care Providers & Services)	2,416	31,191
CryoLife, Inc.* (Health Care Equipment & Supplies)	2,114	42,174
CSG Systems International, Inc. (IT Services)	1,812	73,531
CTS Corp. (Electronic Equipment, Instruments & Components)	2,718	58,709
Customers Bancorp, Inc.* (Banks)	2,416	68,324
CVB Financial Corp. (Banks)	4,832	108,382
Cytokinetics, Inc.* (Biotechnology)	3,624	43,850
Dave & Buster’s Entertainment, Inc.* (Hotels, Restaurants & Leisure)	3,020	200,859
Deltic Timber Corp. (Paper & Forest Products)	604	45,095
Denbury Resources, Inc.* (Oil, Gas & Consumable Fuels)	12,684	19,407
Depomed, Inc.* (Pharmaceuticals)	2,718	29,191
DHI Group, Inc.* (Internet Software & Services)	1,510	4,304
DiamondRock Hospitality Co. (Equity Real Estate Investment Trusts)	8,456	92,593
Dime Community Bancshares, Inc. (Thrifts & Mortgage Finance)	1,510	29,596
DineEquity, Inc. (Hotels, Restaurants & Leisure)	604	26,606
Dorman Products, Inc.* (Auto Components)	2,416	199,972
DSW, Inc.—Class A (Specialty Retail)	1,510	26,727
Eagle Pharmaceuticals, Inc.* (Biotechnology)	604	47,650
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts)	2,718	227,767
Ebix, Inc. (Software)	1,812	97,667
El Pollo Locco Holdings, Inc.* (Hotels, Restaurants & Leisure)	906	12,548
Electronics for Imaging, Inc.* (Technology Hardware, Storage & Peripherals)	1,812	85,852
Emergent BioSolutions, Inc.* (Biotechnology)	1,208	40,963
Enanta Pharmaceuticals, Inc.* (Biotechnology)	1,208	43,464
EnPro Industries, Inc. (Machinery)	906	64,661
ePlus, Inc.* (Electronic Equipment, Instruments & Components)	604	44,756
ESCO Technologies, Inc. (Machinery)	2,114	126,100
Ethan Allen Interiors, Inc. (Household Durables)	1,208	39,018
Evercore Partners, Inc.—Class A (Capital Markets)	3,322	234,201
ExlService Holdings, Inc.* (IT Services)	1,812	100,711
Exponent, Inc. (Professional Services)	1,510	88,033
Fabrinet* (Electronic Equipment, Instruments & Components)	3,020	128,833
FARO Technologies, Inc.* (Electronic Equipment, Instruments & Components)	604	22,831
Financial Engines, Inc. (Capital Markets)	3,020	110,532
First BanCorp.* (Banks)	12,684	73,440
First Commonwealth Financial Corp. (Banks)	4,530	57,440
First Financial Bancorp (Banks)	3,322	92,019
First Financial Bankshares, Inc. (Banks)	5,436	240,271
First Midwest Bancorp, Inc. (Banks)	3,926	91,515
Five Below, Inc.* (Specialty Retail)	4,530	223,645
Flotek Industries, Inc.* (Chemicals)	1,812	16,199
Forrester Research, Inc. (IT Services)	906	35,470
Forward Air Corp. (Air Freight & Logistics)	1,510	80,453
Four Corners Property Trust, Inc. (Equity Real Estate Investment Trusts)	4,832	121,332
Fox Factory Holding Corp.* (Auto Components)	2,718	96,761
Francesca’s Holdings Corp.* (Specialty Retail)	3,020	33,039
Franklin Electric Co., Inc. (Machinery)	1,510	62,514
Franklin Street Properties Corp. (Equity Real Estate Investment Trusts)	4,530	50,192
Geospace Technologies Corp.* (Energy Equipment & Services)	604	8,353
Getty Realty Corp. (Equity Real Estate Investment Trusts)	2,114	53,061
Gibraltar Industries, Inc.* (Building Products)	2,416	86,130
Gigamon, Inc.* (Software)	2,416	95,070

See accompanying notes to financial statements.

90 :: ProFund VP Small-Cap Growth :: Financial Statements

Common Stocks, continued

	Shares	Value
Glacier Bancorp, Inc. (Banks)	4,228	$154,787
Great Western Bancorp, Inc. (Banks)	2,718	110,922
Green Dot Corp.*—Class A (Consumer Finance)	1,812	69,816
Greenhill & Co., Inc. (Capital Markets)	906	18,211
Griffon Corp. (Building Products)	2,416	53,031
Haemonetics Corp.* (Health Care Equipment & Supplies)	2,114	83,482
Hanmi Financial Corp. (Banks)	2,718	77,327
Harsco Corp.* (Machinery)	3,020	48,622
Hawaiian Holdings, Inc.* (Airlines)	4,228	198,504
Hawkins, Inc. (Chemicals)	604	27,995
Healthcare Services Group, Inc. (Commercial Services & Supplies)	3,926	183,855
HealthEquity, Inc.* (Health Care Providers & Services)	2,114	105,341
HealthStream, Inc.* (Health Care Technology)	2,114	55,640
Heartland Express, Inc. (Road & Rail)	2,114	44,013
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	4,530	25,549
Hersha Hospitality Trust (Equity Real Estate Investment Trusts)	1,812	33,540
Heska Corp.* (Pharmaceuticals)	604	61,650
HFF, Inc.—Class A (Real Estate Management & Development)	1,812	63,003
Hibbett Sports, Inc.* (Specialty Retail)	906	18,800
Hillenbrand, Inc. (Machinery)	2,718	98,120
HMS Holdings Corp.* (Health Care Technology)	6,644	122,914
Iconix Brand Group, Inc.* (Textiles, Apparel & Luxury Goods)	1,812	12,521
ICU Medical, Inc.* (Health Care Equipment & Supplies)	1,208	208,380
II-VI, Inc.* (Electronic Equipment, Instruments & Components)	4,530	155,379
ILG, Inc. (Hotels, Restaurants & Leisure)	4,832	132,832
Independence Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,510	14,904
Independent Bank Corp. (Banks)	1,510	100,642
Ingevity Corp.* (Chemicals)	3,322	190,684
Innophos Holdings, Inc. (Chemicals)	1,208	52,959
Innospec, Inc. (Chemicals)	906	59,388
Innoviva, Inc.* (Pharmaceuticals)	6,342	81,178
Inogen, Inc.* (Health Care Equipment & Supplies)	906	86,451
Insperity, Inc. (Professional Services)	1,510	107,210
Installed Building Products, Inc.* (Household Durables)	1,510	79,955
Insteel Industries, Inc. (Building Products)	1,510	49,785
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	3,020	164,620
Inter Parfums, Inc. (Personal Products)	604	22,137
iRobot Corp.* (Household Durables)	2,114	177,872
Itron, Inc.* (Electronic Equipment, Instruments & Components)	2,718	184,144
J & J Snack Foods Corp. (Food Products)	604	79,770
John B. Sanfilippo & Son, Inc. (Food Products)	302	19,059
John Bean Technologies Corp. (Machinery)	2,416	236,767
Knight Transportation, Inc. (Road & Rail)	5,436	201,405
Kopin Corp.* (Semiconductors & Semiconductor Equipment)	2,114	7,843
Koppers Holdings, Inc.* (Chemicals)	906	32,752
Kraton Performance Polymers, Inc.* (Chemicals)	2,416	83,207
Kulicke & Soffa Industries, Inc.* (Semiconductors & Semiconductor Equipment)	3,020	57,440
Landauer, Inc. (Health Care Providers & Services)	906	47,384
Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)	2,114	37,312
LCI Industries (Auto Components)	2,114	216,474
LegacyTexas Financial Group, Inc. (Banks)	3,322	126,668
Lemaitre Vascular, Inc. (Health Care Equipment & Supplies)	906	28,285
LendingTree, Inc.* (Thrifts & Mortgage Finance)	604	104,008
Lexington Realty Trust (Equity Real Estate Investment Trusts)	17,516	173,584
Lgi Homes, Inc.* (Household Durables)	1,510	60,672
Ligand Pharmaceuticals, Inc.*—Class B (Biotechnology)	1,510	183,315
Lindsay Corp. (Machinery)	302	26,954
LivePerson, Inc.* (Internet Software & Services)	1,812	19,932
LTC Properties, Inc. (Equity Real Estate Investment Trusts)	2,114	108,638
Lumentum Holdings, Inc.* (Communications Equipment)	4,530	258,437
Luminex Corp. (Life Sciences Tools & Services)	3,322	70,161
Lumos Networks Corp.* (Diversified Telecommunication Services)	906	16,190
Lydall, Inc.* (Machinery)	1,510	78,067
Magellan Health, Inc.* (Health Care Providers & Services)	906	66,047
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	1,510	177,803
Marten Transport, Ltd. (Road & Rail)	906	24,824
Matthews International Corp.—Class A (Commercial Services & Supplies)	1,812	110,985
MaxLinear, Inc.*—Class A (Semiconductors & Semiconductor Equipment)	4,228	117,919
McDermott International, Inc.* (Energy Equipment & Services)	10,268	73,622
Medifast, Inc. (Personal Products)	604	25,047
Mercury Systems, Inc.* (Aerospace & Defense)	3,926	165,245
Meridian Bioscience, Inc. (Health Care Equipment & Supplies)	1,510	23,783
Merit Medical Systems, Inc.* (Health Care Equipment & Supplies)	3,926	149,777
Methode Electronics, Inc. (Electronic Equipment, Instruments & Components)	1,510	62,212
MicroStrategy, Inc.*—Class A (Software)	302	57,884
MiMedx Group, Inc.* (Biotechnology)	8,154	122,065
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	4,228	284,545
Mobile Mini, Inc. (Commercial Services & Supplies)	1,510	45,074
Momenta Pharmaceuticals, Inc.* (Biotechnology)	5,436	91,868
Monotype Imaging Holdings, Inc. (Software)	1,510	27,633
Monro Muffler Brake, Inc. (Specialty Retail)	1,208	50,434
Multi-Color Corp. (Commercial Services & Supplies)	604	49,286
MYR Group, Inc.* (Construction & Engineering)	1,208	37,472
Nanometrics, Inc.* (Semiconductors & Semiconductor Equipment)	2,114	53,463
National Bank Holdings Corp. (Banks)	2,114	69,995
National Storage Affiliates Trust (Equity Real Estate Investment Trusts)	3,624	83,751
Natus Medical, Inc.* (Health Care Equipment & Supplies)	1,208	45,058
Nautilus, Inc.* (Leisure Products)	1,812	34,700

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Small-Cap Growth :: 91

Common Stocks, continued

	Shares	Value
Navigant Consulting, Inc.* (Professional Services)	3,926	$77,578
NBT Bancorp, Inc. (Banks)	2,114	78,112
Neenah Paper, Inc. (Paper & Forest Products)	906	72,706
Nektar Therapeutics* (Pharmaceuticals)	7,248	141,698
Neogen Corp.* (Health Care Equipment & Supplies)	3,020	208,712
NETGEAR, Inc.* (Communications Equipment)	1,510	65,081
NIC, Inc. (Internet Software & Services)	5,134	97,289
Northern Oil & Gas, Inc.* (Oil, Gas & Consumable Fuels)	1,510	2,114
Northfield Bancorp, Inc. (Thrifts & Mortgage Finance)	3,624	62,152
Northwest Bancshares, Inc. (Thrifts & Mortgage Finance)	5,134	80,142
Nutrisystem, Inc. (Internet & Direct Marketing Retail)	2,416	125,753
Oclaro, Inc.* (Communications Equipment)	10,268	95,903
Ollie’s Bargain Outlet Holdings, Inc.* (Multiline Retail)	3,926	167,248
Omnicell, Inc.* (Health Care Technology)	3,020	130,162
On Assignment, Inc.* (Professional Services)	1,812	98,120
OraSure Technologies, Inc.* (Health Care Equipment & Supplies)	4,530	78,188
Orion Marine Group, Inc.* (Construction & Engineering)	2,114	15,792
Oritani Financial Corp. (Thrifts & Mortgage Finance)	1,510	25,746
Orthofix International N.V.* (Health Care Equipment & Supplies)	604	28,074
Oxford Industries, Inc. (Textiles, Apparel & Luxury Goods)	604	37,744
Parkway, Inc. (Equity Real Estate Investment Trusts)	1,812	41,477
Patrick Industries, Inc.* (Building Products)	1,208	88,003
PDC Energy, Inc.* (Oil, Gas & Consumable Fuels)	2,416	104,153
Pennsylvania Real Estate Investment Trust (Equity Real Estate Investment Trusts)	2,416	27,349
PetMed Express, Inc. (Internet & Direct Marketing Retail)	1,208	49,045
PGT, Inc.* (Building Products)	3,926	50,253
Phibro Animal Health Corp.—Class A (Pharmaceuticals)	604	22,378
Pioneer Energy Services Corp.* (Energy Equipment & Services)	2,718	5,572
Piper Jaffray Cos. (Capital Markets)	1,208	72,420
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	2,416	176,126
Progenics Pharmaceuticals, Inc.* (Biotechnology)	5,738	38,961
Progress Software Corp. (Software)	3,926	121,274
Proto Labs, Inc.* (Machinery)	1,812	121,857
Provident Financial Services, Inc. (Thrifts & Mortgage Finance)	2,718	68,983
PS Business Parks, Inc. (Equity Real Estate Investment Trusts)	906	119,945
Quaker Chemical Corp. (Chemicals)	1,208	175,438
Qualys, Inc.* (Software)	2,416	98,573
Quanex Building Products Corp. (Building Products)	2,718	57,486
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	9,060	103,556
Ramco-Gershenson Properties Trust (Equity Real Estate Investment Trusts)	4,832	62,333
Raven Industries, Inc. (Industrial Conglomerates)	1,812	60,340
Repligen Corp.* (Biotechnology)	2,718	112,634
Retail Opportunity Investments Corp. (Equity Real Estate Investment Trusts)	6,040	115,908
REX American Resources Corp.* (Oil, Gas & Consumable Fuels)	302	29,161
RLI Corp. (Insurance)	1,510	82,476
Rogers Corp.* (Electronic Equipment, Instruments & Components)	906	98,410
Rudolph Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	2,416	55,206
Ruth’s Hospitality Group, Inc. (Hotels, Restaurants & Leisure)	1,208	26,274
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts)	2,718	65,504
Saia, Inc.* (Road & Rail)	1,208	61,970
Saul Centers, Inc. (Equity Real Estate Investment Trusts)	604	35,020
SciClone Pharmaceuticals, Inc.* (Pharmaceuticals)	4,228	46,508
Scientific Games Corp.*—Class A (Hotels, Restaurants & Leisure)	4,228	110,351
Select Comfort Corp.* (Specialty Retail)	1,812	64,308
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	3,322	118,762
ServisFirst Bancshares, Inc. (Banks)	3,624	133,689
Shake Shack, Inc.*—Class A (Hotels, Restaurants & Leisure)	1,208	42,135
Shutterfly, Inc.* (Internet & Direct Marketing Retail)	2,718	129,105
Shutterstock, Inc.* (Internet Software & Services)	1,510	66,561
Simmons First National Corp.—Class A (Banks)	1,208	63,903
Simpson Manufacturing Co., Inc. (Building Products)	3,322	145,205
Sonic Corp. (Hotels, Restaurants & Leisure)	2,114	56,000
South Jersey Industries, Inc. (Gas Utilities)	6,342	216,706
Southside Bancshares, Inc. (Banks)	2,114	73,863
SpartanNash Co. (Food & Staples Retailing)	3,020	78,399
Sps Commerce, Inc.* (Internet Software & Services)	1,510	96,278
SRC Energy, Inc.* (Oil, Gas & Consumable Fuels)	7,550	50,811
Stamps.com, Inc.* (Internet Software & Services)	1,208	187,088
Stepan Co. (Chemicals)	906	78,949
Sterling Bancorp (Banks)	10,872	252,775
Steven Madden, Ltd.* (Textiles, Apparel & Luxury Goods)	2,718	108,584
Strayer Education, Inc. (Diversified Consumer Services)	302	28,152
Sucampo Pharmaceuticals, Inc.*—Class A (Pharmaceuticals)	2,114	22,197
Summit Hotel Properties, Inc. (Equity Real Estate Investment Trusts)	8,456	157,704
Super Micro Computer, Inc.* (Technology Hardware, Storage & Peripherals)	1,510	37,222
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	3,926	169,212
SurModics, Inc.* (Health Care Equipment & Supplies)	1,208	34,005
Synchronoss Technologies, Inc.* (Software)	3,322	54,647
Tailored Brands, Inc. (Specialty Retail)	1,812	20,222
Tennant Co. (Machinery)	906	66,863
Tesco Corp.* (Energy Equipment & Services)	1,208	5,376

See accompanying notes to financial statements.

92 :: ProFund VP Small-Cap Growth :: Financial Statements

Common Stocks, continued

	Shares	Value
Tetra Tech, Inc. (Commercial Services & Supplies)	4,530	$207,247
TETRA Technologies, Inc.* (Energy Equipment & Services)	3,020	8,426
The Children’s Place, Inc. (Specialty Retail)	1,510	154,170
The Ensign Group, Inc. (Health Care Providers & Services)	2,114	46,022
The Marcus Corp. (Hotels, Restaurants & Leisure)	1,510	45,602
The Medicines Co.* (Pharmaceuticals)	2,114	80,353
Tile Shop Holdings, Inc. (Specialty Retail)	2,718	56,127
Tivity Health, Inc.* (Health Care Providers & Services)	1,208	48,139
TiVo Corp. (Software)	9,664	180,234
Tompkins Financial Corp. (Banks)	906	71,320
TopBuild Corp.* (Household Durables)	3,020	160,271
Trex Co., Inc.* (Building Products)	2,416	163,466
TrustCo Bank Corp. (Thrifts & Mortgage Finance)	4,530	35,108
TTM Technologies, Inc.* (Electronic Equipment, Instruments & Components)	6,946	120,583
U.S. Physical Therapy, Inc. (Health Care Providers & Services)	906	54,722
U.S. Silica Holdings, Inc. (Energy Equipment & Services)	5,738	203,642
UniFirst Corp. (Commercial Services & Supplies)	604	84,983
Unit Corp.* (Energy Equipment & Services)	1,510	28,282
United Community Banks, Inc. (Banks)	5,738	159,516
Universal Electronics, Inc.* (Household Durables)	1,208	80,755
Universal Forest Products, Inc. (Building Products)	906	79,103
Universal Health Realty Income Trust (Equity Real Estate Investment Trusts)	604	48,042
Universal Insurance Holdings, Inc. (Insurance)	2,718	68,494
Urstadt Biddle Properties, Inc.—Class A (Equity Real Estate Investment Trusts)	2,416	47,837
US Concrete, Inc.* (Construction Materials)	906	71,166
US Ecology, Inc. (Commercial Services & Supplies)	1,812	91,506
Varex Imaging Corp.* (Health Care Equipment & Supplies)	3,020	102,076
VASCO Data Security International, Inc.* (Software)	906	13,001
Veeco Instruments, Inc.* (Semiconductors & Semiconductor Equipment)	1,812	50,464
Viad Corp. (Commercial Services & Supplies)	1,510	71,348
Vicor Corp.* (Electrical Equipment)	1,208	21,623
Vista Outdoor, Inc.* (Leisure Products)	2,114	47,586
WageWorks, Inc.* (Professional Services)	3,020	202,944
Walker & Dunlop, Inc.* (Thrifts & Mortgage Finance)	2,114	103,226
Watts Water Technologies, Inc.—Class A (Machinery)	1,208	76,346
WD-40 Co. (Household Products)	604	66,651
Westamerica Bancorp (Banks)	1,208	67,696
William Lyon Homes*—Class A (Household Durables)	906	21,871
Wingstop, Inc. (Hotels, Restaurants & Leisure)	2,416	74,654
Winnebago Industries, Inc. (Automobiles)	2,114	73,990
WisdomTree Investments, Inc. (Capital Markets)	5,738	58,355
World Wrestling Entertainment, Inc.—Class A (Media)	3,020	61,517
XO Group, Inc.* (Internet Software & Services)	906	15,964
Xperi Corp. (Semiconductors & Semiconductor Equipment)	3,926	116,995
Zumiez, Inc.* (Specialty Retail)	1,510	18,649
TOTAL COMMON STOCKS (Cost $22,259,400)		29,257,712
TOTAL INVESTMENT SECURITIES (Cost $22,259,400)—100.3%		29,257,712
Net other assets (liabilities)—(0.3)%		(79,559)
NET ASSETS—100.0%		$29,178,153

*                 Non-income producing security.

ProFund VP Small-Cap Growth invested in the following industries as of June 30, 2017:

	Value	% of Net Assets
Aerospace & Defense	$387,807	1.3%
Air Freight & Logistics	80,453	0.3%
Airlines	362,309	1.2%
Auto Components	513,207	1.8%
Automobiles	73,990	0.3%
Banks	2,882,589	9.9%
Beverages	69,119	0.2%
Biotechnology	774,781	2.7%
Building Products	1,038,418	3.6%
Capital Markets	493,719	1.7%
Chemicals	934,310	3.3%
Commercial Services & Supplies	1,024,197	3.5%
Communications Equipment	538,650	1.8%
Construction & Engineering	53,264	0.2%
Construction Materials	71,166	0.2%
Consumer Finance	69,816	0.2%
Diversified Consumer Services	134,698	0.5%
Diversified Telecommunication Services	269,755	0.9%
Electrical Equipment	105,881	0.4%
Electronic Equipment, Instruments & Components	972,135	3.3%
Energy Equipment & Services	386,364	1.3%
Equity Real Estate Investment Trusts	2,455,387	8.4%
Food & Staples Retailing	78,399	0.3%
Food Products	375,763	1.3%
Gas Utilities	216,706	0.8%
Health Care Equipment & Supplies	1,670,344	5.6%
Health Care Providers & Services	770,837	2.6%
Health Care Technology	308,716	1.1%
Hotels, Restaurants & Leisure	1,219,179	4.1%
Household Durables	620,414	2.1%
Household Products	177,048	0.6%
Industrial Conglomerates	60,340	0.2%
Insurance	202,567	0.7%
Internet & Direct Marketing Retail	303,903	1.0%
Internet Software & Services	487,416	1.7%
IT Services	328,796	1.1%
Leisure Products	136,320	0.5%
Life Sciences Tools & Services	178,428	0.6%
Machinery	1,487,160	5.2%
Media	61,517	0.2%
Metals & Mining	93,255	0.3%
Mortgage Real Estate Investment Trusts	39,215	0.1%
Multiline Retail	167,248	0.6%

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Small-Cap Growth :: 93

	Value	% of Net Assets
Oil, Gas & Consumable Fuels	$266,276	0.9%
Paper & Forest Products	117,801	0.4%
Personal Products	47,184	0.2%
Pharmaceuticals	714,994	2.5%
Professional Services	573,885	2.0%
Real Estate Management & Development	63,003	0.2%
Road & Rail	332,212	1.1%
Semiconductors & Semiconductor Equipment	1,654,604	5.7%
Software	890,233	3.1%
Specialty Retail	666,121	2.3%
Technology Hardware, Storage & Peripherals	123,074	0.4%
Textiles, Apparel & Luxury Goods	158,849	0.5%
Thrifts & Mortgage Finance	632,992	2.2%
Trading Companies & Distributors	124,832	0.4%
Water Utilities	216,066	0.7%
Other**	(79,559)	(0.3)%
Total	$29,178,153	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

94 :: ProFund VP Small-Cap Growth :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2017

ASSETS:
Total Investment Securities, at cost	$22,259,400
Securities, at value	29,257,712
Total Investment Securities, at value	29,257,712
Dividends receivable	30,300
Prepaid expenses	374
TOTAL ASSETS	29,288,386
LIABILITIES:
Payable for capital shares redeemed	12,985
Cash overdraft	35,516
Advisory fees payable	18,378
Management services fees payable	2,450
Administration fees payable	866
Administrative services fees payable	9,937
Distribution fees payable	9,433
Transfer agency fees payable	1,359
Fund accounting fees payable	1,058
Compliance services fees payable	289
Other accrued expenses	17,962
TOTAL LIABILITIES	110,233
NET ASSETS	$29,178,153
NET ASSETS CONSIST OF:
Capital	$19,783,258
Accumulated net investment income (loss)	(63,704)
Accumulated net realized gains (losses) on investments	2,460,287
Net unrealized appreciation (depreciation) on investments	6,998,312
NET ASSETS	$29,178,153
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	742,455
Net Asset Value (offering and redemption price per share)	$39.30

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2017

INVESTMENT INCOME:
Dividends	$178,568
Interest	155
TOTAL INVESTMENT INCOME	178,723
EXPENSES:
Advisory fees	109,239
Management services fees	14,565
Administration fees	5,610
Transfer agency fees	8,074
Administrative services fees	44,331
Distribution fees	36,413
Custody fees	2,627
Fund accounting fees	7,622
Trustee fees	444
Compliance services fees	158
Other fees	14,613
Recoupment of prior expenses reduced by the Advisor	1,000
TOTAL NET EXPENSES	244,696
NET INVESTMENT INCOME (LOSS)	(65,973)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	1,726,565
Change in net unrealized appreciation/depreciation on investments	(749,718)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	976,847
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$910,874

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Small-Cap Growth :: 95

Statements of Changes in Net Assets

	Six Months Ended June 30, 2017 (unaudited)	Year Ended December 31, 2016
FROM INVESTMENT ACTIVITES:
OPERATIONS:
Net investment income (loss)	$(65,973)	$(104,628)
Net realized gains (losses) on investments	1,726,565	2,328,964
Change in net unrealized appreciation/depreciation on investments	(749,718)	1,289,582
Change in net assets resulting from operations	910,874	3,513,918
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains on investments	—	(1,537,673)
Change in net assets resulting from distributions	—	(1,537,673)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	17,672,579	42,546,428
Distributions reinvested	—	1,537,673
Value of shares redeemed	(19,458,061)	(43,624,762)
Change in net assets resulting from capital transactions	(1,785,482)	459,339
Change in net assets	(874,608)	2,435,584
NET ASSETS:
Beginning of period	30,052,761	27,617,177
End of period	$29,178,153	$30,052,761
Accumulated net investment income (loss)	$(63,704)	$2,269
SHARE TRANSACTIONS:
Issued	458,327	1,226,492
Reinvested	—	43,796
Redeemed	(509,191)	(1,305,001)
Change in shares	(50,864)	(34,713)

See accompanying notes to financial statements.

96 :: ProFund VP Small-Cap Growth :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2017 (unaudited)		Year Ended Dec. 31, 2016	Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012
Net Asset Value, Beginning of Period	$37.88		$33.35	$37.45	$43.02	$32.63	$29.00
Investment Activities:
Net investment income (loss)(a)	(0.09)		(0.15)	(0.17)	(0.29)	(0.31)	(0.10)
Net realized and unrealized gains (losses) on investments	1.51		6.74	0.69	0.84	12.90	3.73
Total income (loss) from investment activities	1.42		6.59	0.52	0.55	12.59	3.63
Distributions to Shareholders From:
Net realized gains on investments	—		(2.06)	(4.62)	(6.12)	(2.20)	—
Total distributions	—		(2.06)	(4.62)	(6.12)	(2.20)	—
Net Asset Value, End of Period	$39.30		$37.88	$33.35	$37.45	$43.02	$32.63
Total Return	3.75	%(b)	20.23%	1.17%	2.17%	40.42%	12.48%
Ratios to Average Net Assets:
Gross expenses(c)	1.68%		1.68%	1.70%	1.82%	1.83%	1.89%
Net expenses(c)	1.68%		1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(c)	(0.45)%		(0.45)%	(0.48)%	(0.75)%	(0.83)%	(0.31)%
Supplemental Data:
Net assets, end of period (000’s)	$29,178		$30,053	$27,617	$27,747	$50,187	$24,477
Portfolio turnover rate(d)	63	%(b)	220%	201%	166%	174%	163%

(a)           Per share net investment income (loss) has been calculated using the average daily shares method.

(b)          Not annualized for periods less than one year.

(c)           Annualized for periods less than one year.

(d)          Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Asia 30 :: 97

Investment Objective: The ProFund VP Asia 30 seeks investment results, before fees and expenses, that correspond to the performance of the ProFunds Asia 30 Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2017

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd.	7.2%
Alibaba Group Holding, Ltd.	7.1%
China Life Insurance Co., Ltd.	4.9%
PetroChina Co., Ltd.	4.8%
China Petroleum & Chemical Corp.	4.8%

ProFunds Asia 30 Index — Composition

Industry Breakdown	% of Index
Information Technology	37%
Consumer Discretionary	19%
Energy	13%
Financials	12%
Materials	11%
Telecommunication Services	4%
Health Care	2%
Utilities	2%

Country Composition
China	52%
India	14%
Waiwan	11%
Australia	8%
South Korea	8%
Hong Kong	7%

Schedule of Portfolio Investments (unaudited)

Common Stocks (99.7%)

	Shares	Value
Alibaba Group Holding, Ltd.*ADR (Internet Software & Services)	13,872	$1,954,565
Baidu, Inc.*ADR (Internet Software & Services)	5,610	1,003,405
BHP Billiton PLCADR (Metals & Mining)	35,802	1,101,270
BHP Billiton, Ltd.ADR (Metals & Mining)	32,028	1,139,876
China Life Insurance Co., Ltd.ADR (Insurance)	87,618	1,344,060
China Mobile, Ltd.ADR (Wireless Telecommunication Services)	23,154	1,229,246
China Petroleum & Chemical Corp.ADR (Oil, Gas & Consumable Fuels)	16,830	1,322,838
CNOOC, Ltd.ADR (Oil, Gas & Consumable Fuels)	7,140	781,187
Ctrip.com International, Ltd.*ADR (Internet & Direct Marketing Retail)	15,198	818,564
Dr. Reddy’s Laboratories, Ltd.ADR (Pharmaceuticals)	11,832	498,600
HDFC Bank, Ltd.ADR (Banks)	14,178	1,233,061
Himax Technologies, Inc.ADR (Semiconductors & Semiconductor Equipment)	67,728	555,370
ICICI Bank, Ltd.ADR (Banks)	94,044	843,573
Infosys Technologies, Ltd.ADR (IT Services)	51,612	775,212
JD.com, Inc.*ADR (Internet & Direct Marketing Retail)	29,376	1,152,127
JinkoSolar Holding Co., Ltd.*ADR (Semiconductors & Semiconductor Equipment)	32,538	676,790
Jumei International Holding, Ltd.*ADR (Internet & Direct Marketing Retail)	105,162	223,995
Korea Electric Power Corp.ADR (Electric Utilities)	35,904	645,195
LG Display Co., Ltd.ADR (Electronic Equipment, Instruments & Components)	46,002	739,252
Melco Crown Entertainment, Ltd.ADR (Hotels, Restaurants & Leisure)	29,580	664,071
Momo, Inc.*ADR (Internet Software & Services)	19,074	704,975
Netease.com, Inc.ADR (Internet Software & Services)	3,162	950,592
New Oriental Education & Technology Group, Inc.*ADR (Diversified Consumer Services)	12,240	862,798
PetroChina Co., Ltd.ADR (Oil, Gas & Consumable Fuels)	21,828	1,337,620
POSCOADR (Metals & Mining)	11,730	734,181
Silicon Motion TechnologyADR (Semiconductors & Semiconductor Equipment)	11,424	550,980
Taiwan Semiconductor Manufacturing Co., Ltd.ADR (Semiconductors & Semiconductor Equipment)	56,712	1,982,651
TAL Education GroupADR (Diversified Consumer Services)	7,344	898,244
Tata Motors, Ltd.ADR (Automobiles)	20,094	663,303
Yingli Green Energy Holding Co., Ltd.*ADR (Semiconductors & Semiconductor Equipment)	52,326	118,780
TOTAL COMMON STOCKS (Cost $15,516,748)		27,506,381

See accompanying notes to financial statements.

98 :: ProFund VP Asia 30 :: Financial Statements

Repurchase Agreements(a) (0.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.97%—1.05%, dated 6/30/17, due 7/3/17, total to be received $122,010	$122,000	$122,000
TOTAL REPURCHASE AGREEMENTS (Cost $122,000)		122,000
TOTAL INVESTMENT SECURITIES (Cost $15,638,748)—100.1%		27,628,381
Net other assets (liabilities)—(0.1)%		(27,085)
NET ASSETS—100.0%		$27,601,296

*                 Non-income producing security.

(a)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR    American Depositary Receipt

ProFund VP Asia 30 invested in the following industries as of June 30, 2017:

	Value	% of Net Assets
Automobiles	$663,303	2.4%
Banks	2,076,634	7.5%
Diversified Consumer Services	1,761,042	6.4%
Electric Utilities	645,195	2.3%
Electronic Equipment, Instruments & Components	739,252	2.7%
Hotels, Restaurants & Leisure	664,071	2.4%
Insurance	1,344,060	4.9%
Internet & Direct Marketing Retail	2,194,686	8.0%
Internet Software & Services	4,613,537	16.6%
IT Services	775,212	2.8%
Metals & Mining	2,975,327	10.8%
Oil, Gas & Consumable Fuels	3,441,645	12.5%
Pharmaceuticals	498,600	1.8%
Semiconductors & Semiconductor Equipment	3,884,571	14.1%
Wireless Telecommunication Services	1,229,246	4.5%
Other**	94,915	0.3%
Total	$27,601,296	100.0%

ProFund VP Asia 30 invested in securities with exposure to the following countries as of June 30, 2017:

	Value	% of Net Assets
Australia	$2,241,146	8.1%
China	14,150,540	51.3%
Hong Kong	1,893,317	6.9%
India	4,013,749	14.5%
South Korea	2,118,628	7.7%
Taiwan	3,089,001	11.2%
Other**	94,915	0.3%
Total	$27,601,296	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Asia 30 :: 99

Statement of Assets and Liabilities (unaudited)
June 30, 2017

ASSETS:
Total Investment Securities, at cost	$15,638,748
Securities, at value	27,506,381
Repurchase agreements, at value	122,000
Total Investment Securities, at value	27,628,381
Cash	265
Dividends and interest receivable	127,465
Prepaid expenses	318
TOTAL ASSETS	27,756,429
LIABILITIES:
Payable for capital shares redeemed	82,157
Advisory fees payable	17,139
Management services fees payable	2,285
Administration fees payable	807
Administrative services fees payable	9,367
Distribution fees payable	12,879
Transfer agency fees payable	1,266
Fund accounting fees payable	986
Compliance services fees payable	252
Other accrued expenses	27,995
TOTAL LIABILITIES	155,133
NET ASSETS	$27,601,296
NET ASSETS CONSIST OF:
Capital	$18,758,807
Accumulated net investment income (loss)	48,192
Accumulated net realized gains (losses) on investments	(3,195,336)
Net unrealized appreciation (depreciation) on investments	11,989,633
NET ASSETS	$27,601,296
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	498,301
Net Asset Value (offering and redemption price per share)	$55.39

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2017

INVESTMENT INCOME:
Dividends	$279,320
Interest	371
Foreign tax withholding	(23,991)
TOTAL INVESTMENT INCOME	255,700
EXPENSES:
Advisory fees	92,637
Management services fees	12,352
Administration fees	4,373
Transfer agency fees	6,286
Administrative services fees	26,814
Distribution fees	30,879
Custody fees	10,476
Fund accounting fees	5,075
Trustee fees	347
Compliance services fees	126
Other fees	18,143
TOTAL NET EXPENSES	207,508
NET INVESTMENT INCOME (LOSS)	48,192
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	454,079
Change in net unrealized appreciation/depreciation on investments	3,230,681
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	3,684,760
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$3,732,952

See accompanying notes to financial statements.

100 :: ProFund VP Asia 30 :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2017 (unaudited)	Year Ended December 31, 2016
FROM INVESTMENT ACTIVITES:
OPERATIONS:
Net investment income (loss)	$48,192	$(32,029)
Net realized gains (losses) on investments	454,079	1,351,450
Change in net unrealized appreciation/depreciation on investments	3,230,681	(1,733,200)
Change in net assets resulting from operations	3,732,952	(413,779)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	(266,697)
Change in net assets resulting from distributions	—	(266,697)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	13,135,712	19,203,733
Distributions reinvested	—	266,697
Value of shares redeemed	(12,031,715)	(22,567,382)
Change in net assets resulting from capital transactions	1,103,997	(3,096,952)
Change in net assets	4,836,949	(3,777,428)
NET ASSETS:
Beginning of period	22,764,347	26,541,775
End of period	$27,601,296	$22,764,347
Accumulated net investment income (loss)	$48,192	$—
SHARE TRANSACTIONS:
Issued	247,477	395,350
Reinvested	—	5,180
Redeemed	(230,902)	(477,909)
Change in shares	16,575	(77,379)

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Asia 30 :: 101

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2017 (unaudited)		Year Ended Dec. 31, 2016	Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012
Net Asset Value, Beginning of Period	$47.26		$47.47	$55.06	$55.98	$48.72	$42.19
Investment Activities:
Net investment income (loss)(a)	0.10		(0.06)	0.46	0.05	(0.10)	0.03
Net realized and unrealized gains (losses) on investments	8.03		0.41 (b)	(5.08)	(0.93)	7.39	6.50
Total income (loss) from investment activities	8.13		0.35	(4.62)	(0.88)	7.29	6.53
Distributions to Shareholders From:
Net investment income	—		(0.56)	(0.15)	(0.04)	(0.03)	—
Net realized gains on investments	—		—	(2.82)	—	—	—
Total distributions	—		(0.56)	(2.97)	(0.04)	(0.03)	—
Net Asset Value, End of Period	$55.39		$47.26	$47.47	$55.06	$55.98	$48.72
Total Return	17.20	%(c)	0.64%	(9.38)%	(1.57)%	14.97%	15.48%
Ratios to Average Net Assets:
Gross expenses(d)	1.68%		1.76%	1.79%	1.74%	1.76%	1.88%
Net expenses(d)	1.68%		1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(d)	0.39%		(0.14)%	0.87%	0.08%	(0.20)%	0.06%
Supplemental Data:
Net assets, end of period (000’s)	$27,601		$22,764	$26,542	$29,912	$42,649	$43,865
Portfolio turnover rate(e)	36	%(c)	79%	96%	102%	113%	111%

(a)           Per share net investment income (loss) has been calculated using the average daily shares method.

(b)          The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(c)           Not annualized for periods less than one year.

(d)          Annualized for periods less than one year.

(e)           Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

102 :: ProFund VP Europe 30 :: Financial Statements

Investment Objective: The ProFund VP Europe 30 seeks investment results that, before fees and expenses, correspond to the performance of the ProFunds Europe 30 Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2017

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Royal Dutch Shell PLC	6.3%
Unilever N.V.	5.7%
S.A.P. SE	4.7%
British American Tobacco PLC	4.6%
HSBC Holdings PLC	4.5%

ProFunds Europe 30 Index — Composition

Industry Breakdown	% of Index
Financials	21%
Energy	19%
Information Technology	15%
Health Care	11%
Consumer Staples	10%
Telecommunication Services	9%
Materials	8%
Industrials	5%
Utilities	2%

Country Composition
Britain	46%
Netherlands	15%
France	10%
Spain	7%
Other	22%

Schedule of Portfolio Investments (unaudited)

Common Stocks (100.2%)

	Shares	Value
Arcelor Mittal*NYS—Class A (Metals & Mining)	26,103	$593,321
ASML Holding N.V.NYS (Semiconductors & Semiconductor Equipment)	7,458	971,852
AstraZeneca PLCADR (Pharmaceuticals)	35,256	1,201,877
Banco Santander S.A.ADR (Banks)	199,671	1,335,799
Barclays PLCADR (Banks)	71,529	757,492
BP PLCADR (Oil, Gas & Consumable Fuels)	34,578	1,198,128
British American Tobacco PLCADR (Tobacco)	21,018	1,440,574
BT Group PLC SponADR (Diversified Telecommunication Services)	34,239	664,579
CRH PLCADR (Construction Materials)	20,001	709,435
Criteo S.A.*ADR (Internet Software & Services)	12,543	615,234
EricssonADR (Communications Equipment)	111,531	799,677
GlaxoSmithKline PLCADR (Pharmaceuticals)	28,815	1,242,503
HSBC Holdings PLCADR (Banks)	29,832	1,383,907
ING Groep N.V.ADR (Banks)	60,003	1,043,452
Koninklijke Philips N.V.NYS (Industrial Conglomerates)	22,713	813,580
Lloyds Banking Group PLCADR (Banks)	278,658	983,663
National Grid PLCADR (Multi-Utilities)	11,870	745,673
Nokia Corp.ADR (Communications Equipment)	144,414	889,590
Prudential PLCADR (Insurance)	20,340	935,843
Rio Tinto PLCADR (Metals & Mining)	24,408	1,032,702
Royal Dutch Shell PLCADR—Class A (Oil, Gas & Consumable Fuels)	36,951	1,965,424
Ryanair Holdings PLC*ADR (Airlines)	7,458	802,556
S.A.P. SEADR (Software)	13,899	1,454,808
SanofiADR (Pharmaceuticals)	22,374	1,071,938
Statoil ASAADR (Oil, Gas & Consumable Fuels)	48,138	795,721
Telefonica S.A.ADR (Diversified Telecommunication Services)	89,835	933,386
Tenaris S.A.ADR (Energy Equipment & Services)	17,628	548,936
TOTAL S.A.ADR (Oil, Gas & Consumable Fuels)	26,781	1,328,070
Unilever N.V.NYS (Personal Products)	31,866	1,761,234
Vodafone Group PLCADR (Wireless Telecommunication Services)	37,290	1,071,342
TOTAL COMMON STOCKS (Cost $22,696,714)		31,092,296
TOTAL INVESTMENT SECURITIES (Cost $22,696,714)—100.2%		31,092,296
Net other assets (liabilities)—(0.2)%		(54,831)
NET ASSETS—100.0%		$31,037,465

*                 Non-income producing security.

ADR    American Depositary Receipt

NYS     New York Shares

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Europe 30 :: 103

ProFund VP Europe 30 invested in the following industries as of June 30, 2017:

	Value	% of Net Assets
Airlines	$802,556	2.6%
Banks	5,504,313	17.7%
Communications Equipment	1,689,267	5.5%
Construction Materials	709,435	2.3%
Diversified Telecommunication Services	1,597,965	5.1%
Energy Equipment & Services	548,936	1.8%
Industrial Conglomerates	813,580	2.6%
Insurance	935,843	3.0%
Internet Software & Services	615,234	2.0%
Metals & Mining	1,626,023	5.2%
Multi-Utilities	745,673	2.4%
Oil, Gas & Consumable Fuels	5,287,343	17.0%
Personal Products	1,761,234	5.7%
Pharmaceuticals	3,516,318	11.4%
Semiconductors & Semiconductor Equipment	971,852	3.1%
Software	1,454,808	4.7%
Tobacco	1,440,574	4.6%
Wireless Telecommunication Services	1,071,342	3.5%
Other**	(54,831)	(0.2)%
Total	$31,037,465	100.0%

ProFund VP Europe 30 invested in securities with exposure to the following countries as of June 30, 2017:

	Value	% of Net Assets
Finland	$889,590	2.9%
France	3,015,242	9.7%
Germany	1,454,808	4.7%
Ireland	1,511,991	4.9%
Luxembourg	1,142,257	3.7%
Netherlands	4,794,308	15.4%
Norway	795,721	2.6%
Spain	2,269,185	7.3%
Sweden	799,677	2.6%
United Kingdom	14,419,517	46.4%
Other**	(54,831)	(0.2)%
Total	$31,037,465	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

104 :: ProFund VP Europe 30 :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2017

ASSETS:
Total Investment Securities, at cost	$22,696,714
Securities, at value	31,092,296
Total Investment Securities, at value	31,092,296
Dividends receivable	98,393
Receivable for tax reclaims	8,412
Prepaid expenses	360
TOTAL ASSETS	31,199,461
LIABILITIES:
Payable for capital shares redeemed	42,844
Cash overdraft	41,075
Advisory fees payable	18,469
Management services fees payable	2,463
Administration fees payable	1,009
Administrative services fees payable	12,611
Distribution fees payable	14,530
Transfer agency fees payable	1,583
Fund accounting fees payable	1,232
Compliance services fees payable	281
Other accrued expenses	25,899
TOTAL LIABILITIES	161,996
NET ASSETS	$31,037,465
NET ASSETS CONSIST OF:
Capital	$33,432,185
Accumulated net investment income (loss)	1,094,511
Accumulated net realized gains (losses) on investments	(11,884,813)
Net unrealized appreciation (depreciation) on investments	8,395,582
NET ASSETS	$31,037,465
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,315,546
Net Asset Value (offering and redemption price per share)	$23.59

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2017

INVESTMENT INCOME:
Dividends	$751,587
Interest	87
Foreign tax withholding	(41,351)
TOTAL INVESTMENT INCOME	710,323
EXPENSES:
Advisory fees	107,818
Management services fees	14,376
Administration fees	4,897
Transfer agency fees	7,054
Administrative services fees	36,143
Distribution fees	35,939
Custody fees	14,858
Fund accounting fees	5,682
Trustee fees	384
Compliance services fees	145
Other fees	22,249
Total Gross Expenses before reductions	249,545
Expenses reduced and reimbursed by the Advisor	(8,034)
TOTAL NET EXPENSES	241,511
NET INVESTMENT INCOME (LOSS)	468,812
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(201,400)
Change in net unrealized appreciation/depreciation on investments	3,049,499
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	2,848,099
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$3,316,911

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Europe 30 :: 105

Statements of Changes in Net Assets

	Six Months Ended June 30, 2017 (unaudited)	Year Ended December 31, 2016
FROM INVESTMENT ACTIVITES:
OPERATIONS:
Net investment income (loss)	$468,812	$625,699
Net realized gains (losses) on investments	(201,400)	41,669
Change in net unrealized appreciation/depreciation on investments	3,049,499	523,234
Change in net assets resulting from operations	3,316,911	1,190,602
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	(732,859)
Change in net assets resulting from distributions	—	(732,859)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	30,996,416	26,836,730
Distributions reinvested	—	732,859
Value of shares redeemed	(27,506,980)	(29,960,566)
Change in net assets resulting from capital transactions	3,489,436	(2,390,977)
Change in net assets	6,806,347	(1,933,234)
NET ASSETS:
Beginning of period	24,231,118	26,164,352
End of period	$31,037,465	$24,231,118
Accumulated net investment income (loss)	$1,094,511	$625,699
SHARE TRANSACTIONS:
Issued	1,342,432	1,344,542
Reinvested	—	35,749
Redeemed	(1,189,850)	(1,532,334)
Change in shares	152,582	(152,043)

See accompanying notes to financial statements.

106 :: ProFund VP Europe 30 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2017 (unaudited)		Year Ended Dec. 31, 2016	Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012
Net Asset Value, Beginning of Period	$20.84		$19.90	$23.35	$25.87	$21.59	$19.21
Investment Activities:
Net investment income (loss)(a)	0.36		0.50	0.53	1.08	0.35	0.35
Net realized and unrealized gains (losses) on investments	2.39		1.03	(2.92)	(3.28)	4.26	2.72
Total income (loss) from investment activities	2.75		1.53	(2.39)	(2.20)	4.61	3.07
Distributions to Shareholders From:
Net investment income	—		(0.59)	(1.06)	(0.32)	(0.33)	(0.69)
Net Asset Value, End of Period	$23.59		$20.84	$19.90	$23.35	$25.87	$21.59
Total Return	13.20	%(b)	7.76%	(10.83)%	(8.65)%	21.64%	16.60%
Ratios to Average Net Assets:
Gross expenses(c)	1.73%		1.70%	1.79%	1.71%	1.73%	1.80%
Net expenses(c)	1.68%		1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(c)	3.26%		2.54%	2.38%	4.25%	1.54%	1.76%
Supplemental Data:
Net assets, end of period (000’s)	$31,037		$24,231	$26,164	$27,473	$42,100	$35,424
Portfolio turnover rate(d)	81	%(b)	102%	107%	115%	142%	91%

(a)           Per share net investment income (loss) has been calculated using the average daily shares method.

(b)          Not annualized for periods less than one year.

(c)           Annualized for periods less than one year.

(d)          Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP International :: 107

Investment Objective: The ProFund VP International seeks investment results that, before fees and expenses, correspond to the performance of the Morgan Stanley Capital International Europe, Australasia and Far East (“MSCI EAFE”) Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2017

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP International primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

MSCI EAFE Index — Composition

Industry Breakdown	% of Index
Financials	20%
Industrials	15%
Consumer Discretionary	12%
Consumer Staples	12%
Health Care	11%
Materials	8%
Information Technology	6%
Energy	5%
Telecommunication Services	4%
Real Estate	4%
Utilities	3%

Country Composition
Japan	23%
United Kingdom	18%
France	11%
Germany	10%
Switzerland	9%
Other	29%

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a)(b) (100.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.97%—1.05%, dated 6/30/17, due 7/3/17, total to be received $11,802,982	$11,802,000	$11,802,000
TOTAL REPURCHASE AGREEMENTS (Cost $11,802,000)		11,802,000
TOTAL INVESTMENT SECURITIES (Cost $11,802,000)—100.5%		11,802,000
Net other assets (liabilities)—(0.5)%		(56,592)
NET ASSETS—100.0%		$11,745,408

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2017, the aggregate amount held in a segregated account was $1,554,000.

(b)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
MSCI EAFE Index	Goldman Sachs International	7/27/17	1.49%	$4,570,719	$(9,988)
MSCI EAFE Index	UBS AG	7/27/17	1.99%	7,169,787	(16,223)
				$11,740,506	$(26,211)

^                  Reflects the floating financing rate, as of June 30, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to financial statements.

108 :: ProFund VP International :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2017

ASSETS:
Total Investment Securities, at cost	$11,802,000
Repurchase agreements, at value	11,802,000
Total Investment Securities, at value	11,802,000
Cash	131
Segregated cash balances with custodian	50
Interest receivable	327
Receivable for capital shares issued	205
Prepaid expenses	104
TOTAL ASSETS	11,802,817
LIABILITIES:
Payable for capital shares redeemed	1,557
Unrealized loss on swap agreements	26,211
Advisory fees payable	7,775
Management services fees payable	1,037
Administration fees payable	366
Administrative services fees payable	5,875
Distribution fees payable	6,552
Transfer agency fees payable	575
Fund accounting fees payable	447
Compliance services fees payable	87
Other accrued expenses	6,927
TOTAL LIABILITIES	57,409
NET ASSETS	$11,745,408
NET ASSETS CONSIST OF:
Capital	$13,287,666
Accumulated net investment income (loss)	(45,873)
Accumulated net realized gains (losses) on investments	(1,470,174)
Net unrealized appreciation (depreciation) on investments	(26,211)
NET ASSETS	$11,745,408
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	539,294
Net Asset Value (offering and redemption price per share)	$21.78

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2017

INVESTMENT INCOME:
Interest	$29,187
EXPENSES:
Advisory fees	33,508
Management services fees	4,468
Administration fees	1,467
Transfer agency fees	2,115
Administrative services fees	10,112
Distribution fees	11,170
Custody fees	561
Fund accounting fees	1,678
Trustee fees	114
Compliance services fees	46
Other fees	5,821
Recoupment of prior expenses reduced by the Advisor	4,000
TOTAL NET EXPENSES	75,060
NET INVESTMENT INCOME (LOSS)	(45,873)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on swap agreements	974,577
Change in net unrealized appreciation/depreciation on investments	(38,705)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	935,872
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$889,999

See accompanying notes to financial statements.

Financial Statements :: ProFund VP International :: 109

Statements of Changes in Net Assets

	Six Months Ended June 30, 2017 (unaudited)	Year Ended December 31, 2016
FROM INVESTMENT ACTIVITES:
OPERATIONS:
Net investment income (loss)	$(45,873)	$(91,175)
Net realized gains (losses) on investments	974,577	(106,030)
Change in net unrealized appreciation/depreciation on investments	(38,705)	74,709
Change in net assets resulting from operations	889,999	(122,496)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	17,129,802	16,488,753
Value of shares redeemed	(12,593,989)	(16,506,762)
Change in net assets resulting from capital transactions	4,535,813	(18,009)
Change in net assets	5,425,812	(140,505)
NET ASSETS:
Beginning of period	6,319,596	6,460,101
End of period	$11,745,408	$6,319,596
Accumulated net investment income (loss)	$(45,873)	$—
SHARE TRANSACTIONS:
Issued	817,752	875,692
Redeemed	(606,477)	(879,747)
Change in shares	211,275	(4,055)

See accompanying notes to financial statements.

110 :: ProFund VP International :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended
	Jun. 30, 2017 (unaudited)		Year Ended Dec. 31, 2016	Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012
Net Asset Value, Beginning of Period	$19.27		$19.45	$20.16	$24.00	$21.61	$18.63
Investment Activities:
Net investment income (loss)(a)	(0.11)		(0.27)	(0.35)	(0.38)	(0.37)	(0.31)
Net realized and unrealized gains (losses) on investments	2.62		0.09 (b)	(0.36)	(1.36)	4.41	3.29
Total income (loss) from investment activities	2.51		(0.18)	(0.71)	(1.74)	4.04	2.98
Distributions to Shareholders From:
Net realized gains on investments	—		—	—	(2.10)	(1.65)	—
Net Asset Value, End of Period	$21.78		$19.27	$19.45	$20.16	$24.00	$21.61
Total Return	13.03	%(c)	(0.93)%	(3.52)%	(8.11)%	19.49%	15.93%
Ratios to Average Net Assets:
Gross expenses(d)	1.68%		1.68%	1.75%	1.72%	1.72%	1.83%
Net expenses(d)	1.68%		1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(d)	(1.03)%		(1.42)%	(1.64)%	(1.66)%	(1.65)%	(1.57)%
Supplemental Data:
Net assets, end of period (000’s)	$11,745		$6,320	$6,460	$6,162	$14,999	$12,731
Portfolio turnover rate(e)	—		—	—	—	—	—

(a)           Per share net investment income (loss) has been calculated using the average daily shares method.

(b)          The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(c)           Not annualized for periods less than one year.

(d)          Annualized for periods less than one year.

(e)           Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Emerging Markets :: 111

Investment Objective: The ProFund VP Emerging Markets seeks investment results that, before fees and expenses, correspond to the performance of the BNY Mellon Emerging Markets 50 ADR Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2017

Market Exposure

Investment Type	% of Net Assets
Equity Securities	86%
Swap Agreements	14%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Alibaba Group Holding, Ltd.	12.9%
Taiwan Semiconductor Manufacturing Co., Ltd.	10.6%
China Mobile, Ltd.	4.7%
Baidu, Inc.	4.0%
JD.com, Inc.	3.0%

BNY Mellon Emerging Markets 50 ADR Index — Composition

Industry Breakdown	% of Index
Information Technology	40%
Financials	17%
Telecommunication Services	13%
Consumer Discretionary	8%
Energy	8%
Materials	8%
Consumer Staples	4%
Utilities	2%

Country Composition
China	42%
Brazil	16%
Taiwan	15%
India	9%
South Korea	8%
Other	10%

Schedule of Portfolio Investments (unaudited)

Common Stocks (80.6%)

	Shares	Value
Advanced Semiconductor Engineering, Inc.ADR (Semiconductors & Semiconductor Equipment)	26,460	$166,963
Alibaba Group Holding, Ltd.*ADR (Internet Software & Services)	24,300	3,423,869
Ambev S.A.ADR (Beverages)	94,770	520,287
America Movil S.A.B. de C.V.ADR (Wireless Telecommunication Services)	25,920	412,647
Baidu, Inc.*ADR (Internet Software & Services)	5,940	1,062,428
Banco Bradesco S.A.ADR (Banks)	65,880	559,980
Bancolombia S.A.ADR (Banks)	2,430	108,257
BRF S.A.ADR (Food Products)	12,960	152,798
Cemex S.A.B. de C.V.*ADR (Construction Materials)	31,320	295,034
China Life Insurance Co., Ltd.ADR (Insurance)	32,130	492,874
China Mobile, Ltd.ADR (Wireless Telecommunication Services)	23,760	1,261,418
China Petroleum & Chemical Corp.ADR (Oil, Gas & Consumable Fuels)	5,400	424,440
China Telecom Corp., Ltd.ADR (Diversified Telecommunication Services)	2,970	142,352
China Unicom Hong Kong, Ltd.*ADR (Diversified Telecommunication Services)	12,960	193,882
Chunghwa Telecom Co., Ltd.ADR (Diversified Telecommunication Services)	8,100	285,282
CNOOC, Ltd.ADR (Oil, Gas & Consumable Fuels)	3,510	384,029
CPFL Energia S.A.ADR (Electric Utilities)	7,020	111,969
Ctrip.com International, Ltd.*ADR (Internet & Direct Marketing Retail)	8,640	465,350
Enersis S.A.ADR (Electric Utilities)	12,420	117,121
Fomento Economico Mexicano S.A.B. de C.V.ADR (Beverages)	2,970	292,070
Grupo Televisa S.A.ADR (Media)	10,530	256,616
HDFC Bank, Ltd.ADR (Banks)	8,910	774,902
ICICI Bank, Ltd.ADR (Banks)	33,480	300,316
Infosys Technologies, Ltd.ADR (IT Services)	42,930	644,809
JD.com, Inc.*ADR (Internet & Direct Marketing Retail)	19,980	783,616
KB Financial Group, Inc.ADR (Banks)	8,910	449,866
Korea Electric Power Corp.ADR (Electric Utilities)	11,070	198,928
LG Display Co., Ltd.ADR (Electronic Equipment, Instruments & Components)	9,450	151,862
Mobile TeleSystems PJSCADR (Wireless Telecommunication Services)	10,800	90,504
Netease.com, Inc.ADR (Internet Software & Services)	1,620	487,021
PetroChina Co., Ltd.ADR (Oil, Gas & Consumable Fuels)	4,590	281,275
Petroleo Brasileiro S.A.*ADR (Oil, Gas & Consumable Fuels)	32,130	256,719
POSCOADR (Metals & Mining)	7,020	439,382
PT Telekomunikasi Indonesia TbkADR (Diversified Telecommunication Services)	10,530	354,545
Sasol, Ltd.ADR (Chemicals)	10,800	301,860
Shinhan Financial Group Co., Ltd.ADR (Banks)	10,260	446,207
SK Telecom Co., Ltd.ADR (Wireless Telecommunication Services)	7,560	194,065
Taiwan Semiconductor Manufacturing Co., Ltd.ADR (Semiconductors & Semiconductor Equipment)	80,460	2,812,881

See accompanying notes to financial statements.

112 :: ProFund VP Emerging Markets :: Financial Statements

Common Stocks, continued

	Shares	Value
TAL Education GroupADR (Diversified Consumer Services)	1,080	$132,095
Tata Motors, Ltd.ADR (Automobiles)	4,320	142,603
Telefonica Brasil S.A.ADR (Diversified Telecommunication Services)	8,910	120,196
Ultrapar Participacoes S.A.ADR (Oil, Gas & Consumable Fuels)	9,180	216,005
United Microelectronics Corp.ADR (Semiconductors & Semiconductor Equipment)	51,300	125,172
Vale S.A.ADR (Metals & Mining)	27,810	243,338
Vendanta, Ltd.ADR (Metals & Mining)	7,290	113,141
Vipshop Holdings, Ltd.*ADR (Internet & Direct Marketing Retail)	7,830	82,607
Wipro, Ltd.ADR (IT Services)	25,380	131,976
TOTAL COMMON STOCKS (Cost $16,097,541)		21,405,557

Preferred Stocks (5.4%)

Itau Unibanco Holding S.A.ADR (Banks)	69,660	$769,742
Petroleo Brasileiro S.A.*ADR (Oil, Gas & Consumable Fuels)	44,010	328,315
Vale S.A.ADR (Metals & Mining)	42,390	345,479
TOTAL PREFERRED STOCKS (Cost $1,165,416)		1,443,536

Repurchase Agreements(a)(b) (13.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.97%—1.05%, dated 6/30/17, due 7/3/17, total to be received $3,686,307	$3,686,000	$3,686,000
TOTAL REPURCHASE AGREEMENTS (Cost $3,686,000)		3,686,000
TOTAL INVESTMENT SECURITIES (Cost $20,948,957)—99.9%		26,535,093
Net other assets (liabilities)—0.1%		36,166
NET ASSETS—100.0%		$26,571,259

*                 Non-income producing security.

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2017, the aggregate amount held in a segregated account was $550,000.

(b)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR    American Depositary Receipt

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
BNY Mellon Emerging Markets 50 ADR Index	Goldman Sachs International	7/27/17	1.64%	$1,117,578	$940
BNY Mellon Emerging Markets 50 ADR Index	UBS AG	7/27/17	1.69%	2,652,559	8,805
				$3,770,137	$9,745

^                  Reflects the floating financing rate, as of June 30, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Emerging Markets :: 113

ProFund VP Emerging Markets invested in the following industries as of June 30, 2017:

	Value	% of Net Assets
Automobiles	$142,603	0.5%
Banks	3,409,270	12.9%
Beverages	812,357	3.1%
Chemicals	301,860	1.1%
Construction Materials	295,034	1.1%
Diversified Consumer Services	132,095	0.5%
Diversified Telecommunication Services	1,096,257	4.2%
Electric Utilities	428,018	1.5%
Electronic Equipment, Instruments & Components	151,862	0.6%
Food Products	152,798	0.6%
Insurance	492,874	1.9%
Internet & Direct Marketing Retail	1,331,573	5.0%
Internet Software & Services	4,973,318	18.7%
IT Services	776,785	2.9%
Media	256,616	1.0%
Metals & Mining	1,141,340	4.3%
Oil, Gas & Consumable Fuels	1,890,783	7.1%
Semiconductors & Semiconductor Equipment	3,105,016	11.8%
Wireless Telecommunication Services	1,958,634	7.2%
Other**	3,722,166	14.0%
Total	$26,571,259	100.0%

ProFund VP Emerging Markets invested in securities with exposure to the following countries as of June 30, 2017:

	Value	% of Net Assets
Brazil	$3,624,828	13.7%
Chile	117,121	0.4%
China	8,355,838	31.5%
Colombia	108,257	0.4%
Hong Kong	1,261,418	4.7%
India	2,107,747	7.9%
Indonesia	354,545	1.3%
Mexico	1,256,367	4.7%
Russian	90,504	0.3%
South Africa	301,860	1.1%
South Korea	1,880,310	7.1%
Taiwan	3,390,298	12.9%
Other**	3,722,166	14.0%
Total	$26,571,259	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

114 :: ProFund VP Emerging Markets :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2017

ASSETS:
Total Investment Securities, at cost	$20,948,957
Securities, at value	22,849,093
Repurchase agreements, at value	3,686,000
Total Investment Securities, at value	26,535,093
Cash	600
Dividends and interest receivable	138,048
Unrealized gain on swap agreements	9,745
Receivable for capital shares issued	6,281
Prepaid expenses	215
TOTAL ASSETS	26,689,982
LIABILITIES:
Payable for capital shares redeemed	46,430
Advisory fees payable	15,094
Management services fees payable	2,013
Administration fees payable	740
Administrative services fees payable	14,349
Distribution fees payable	15,705
Transfer agency fees payable	1,162
Fund accounting fees payable	904
Compliance services fees payable	225
Other accrued expenses	22,101
TOTAL LIABILITIES	118,723
NET ASSETS	$26,571,259
NET ASSETS CONSIST OF:
Capital	$29,795,185
Accumulated net investment income (loss)	62,226
Accumulated net realized gains (losses) on investments	(8,882,033)
Net unrealized appreciation (depreciation) on investments	5,595,881
NET ASSETS	$26,571,259
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,071,287
Net Asset Value (offering and redemption price per share)	$24.80

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2017

INVESTMENT INCOME:
Dividends	$243,990
Interest	8,258
Foreign tax withholding	(33,414)
TOTAL INVESTMENT INCOME	218,834
EXPENSES:
Advisory fees	77,674
Management services fees	10,356
Administration fees	3,938
Transfer agency fees	5,658
Administrative services fees	23,765
Distribution fees	25,891
Custody fees	7,933
Fund accounting fees	4,640
Trustee fees	308
Compliance services fees	115
Other fees	18,176
Total Gross Expenses before reductions	178,454
Expenses reduced and reimbursed by the Advisor	(4,223)
TOTAL NET EXPENSES	174,231
NET INVESTMENT INCOME (LOSS)	44,603
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	93,031
Net realized gains (losses) on swap agreements	296,506
Change in net unrealized appreciation/depreciation on investments	2,505,523
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	2,895,060
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$2,939,663

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Emerging Markets :: 115

Statements of Changes in Net Assets

	Six Months Ended June 30, 2017 (unaudited)	Year Ended December 31, 2016
FROM INVESTMENT ACTIVITES:
OPERATIONS:
Net investment income (loss)	$44,603	$17,623
Net realized gains (losses) on investments	389,537	(492,197)
Change in net unrealized appreciation/depreciation on investments	2,505,523	1,872,564
Change in net assets resulting from operations	2,939,663	1,397,990
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	(40,208)
Change in net assets resulting from distributions	—	(40,208)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	28,382,772	61,663,983
Distributions reinvested	—	40,208
Value of shares redeemed	(19,656,726)	(57,235,430)
Change in net assets resulting from capital transactions	8,726,046	4,468,761
Change in net assets	11,665,709	5,826,543
NET ASSETS:
Beginning of period	14,905,550	9,079,007
End of period	$26,571,259	$14,905,550
Accumulated net investment income (loss)	$62,226	$17,623
SHARE TRANSACTIONS:
Issued	1,200,973	2,956,116
Reinvested	—	1,770
Redeemed	(842,397)	(2,726,523)
Change in shares	358,576	231,363

See accompanying notes to financial statements.

116 :: ProFund VP Emerging Markets :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2017 (unaudited)		Year Ended Dec. 31, 2016	Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012
Net Asset Value, Beginning of Period	$20.91		$18.86	$23.02	$23.88	$25.72	$24.36
Investment Activities:
Net investment income (loss)(a)	0.05		0.02	0.08	0.17	0.05	0.18
Net realized and unrealized gains (losses) on investments	3.84		2.06	(4.03)	(0.98)	(1.70)	1.43
Total income (loss) from investment activities	3.89		2.08	(3.95)	(0.81)	(1.65)	1.61
Distributions to Shareholders From:
Net investment income	—		(0.03)	(0.21)	(0.05)	(0.19)	(0.25)
Net Asset Value, End of Period	$24.80		$20.91	$18.86	$23.02	$23.88	$25.72
Total Return	18.60	%(b)	11.01%	(17.36)%	(3.42)%	(6.42)%	6.57%
Ratios to Average Net Assets:
Gross expenses(c)	1.72%		1.72%	1.83%	1.79%	1.75%	1.80%
Net expenses(c)	1.68%		1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(c)	0.43%		0.10%	0.36%	0.70%	0.19%	0.71%
Supplemental Data:
Net assets, end of period (000’s)	$26,571		$14,906	$9,079	$12,665	$18,899	$27,075
Portfolio turnover rate(d)	37	%(b)	118%	182%	176%	102%	55%

(a)           Per share net investment income (loss) has been calculated using the average daily shares method.

(b)          Not annualized for periods less than one year.

(c)           Annualized for periods less than one year.

(d)          Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Japan :: 117

Investment Objective: The ProFund VP Japan seeks investment results that, before fees and expenses, correspond to the performance of the Nikkei 225 Stock Average.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2017

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	99%
Total Exposure	99%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP Japan primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Nikkei 225 Stock Average — Composition

% of Index
Industrials	21%
Consumer Discretionary	20%
Information Technology	16%
Consumer Staples	10%
Health Care	10%
Telecommunication Services	9%
Materials	8%
Financials	3%
Real Estate	3%

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a) (95.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.97%—1.05%, dated 6/30/17, due 7/3/17, total to be received $10,277,855	$10,277,000	$10,277,000
TOTAL REPURCHASE AGREEMENTS (Cost $10,277,000)		10,277,000
TOTAL INVESTMENT SECURITIES (Cost $10,277,000)—95.6%		10,277,000
Net other assets (liabilities)—4.4%		477,416
NET ASSETS—100.0%		$10,754,416

(a)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Nikkei 225 Futures Contracts	106	9/8/17	$10,668,900	$(20,447)

See accompanying notes to financial statements.

118 :: ProFund VP Japan :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2017

ASSETS:
Total Investment Securities, at cost	$10,277,000
Repurchase agreements, at value	10,277,000
Total Investment Securities, at value	10,277,000
Cash	30
Segregated cash balances with brokers	459,030
Interest receivable	285
Receivable for capital shares issued	111
Variation margin on futures contracts	64,172
Prepaid expenses	149
TOTAL ASSETS	10,800,777
LIABILITIES:
Payable for capital shares redeemed	15,696
Advisory fees payable	6,626
Management services fees payable	883
Administration fees payable	312
Administrative services fees payable	4,415
Distribution fees payable	4,286
Transfer agency fees payable	490
Fund accounting fees payable	381
Compliance services fees payable	108
Other accrued expenses	13,164
TOTAL LIABILITIES	46,361
NET ASSETS	$10,754,416
NET ASSETS CONSIST OF:
Capital	$12,985,521
Accumulated net investment income (loss)	(59,089)
Accumulated net realized gains (losses) on investments	(2,151,569)
Net unrealized appreciation (depreciation) on investments	(20,447)
NET ASSETS	$10,754,416
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	233,660
Net Asset Value (offering and redemption price per share)	$46.03

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2017

INVESTMENT INCOME:
Interest	$32,088
EXPENSES:
Advisory fees	40,704
Management services fees	5,427
Administration fees	2,225
Transfer agency fees	3,199
Administrative services fees	15,290
Distribution fees	13,568
Custody fees	1,153
Fund accounting fees	2,536
Trustee fees	180
Compliance services fees	62
Printing fees	4,918
Other fees	5,415
Total Gross Expenses before reductions	94,677
Expenses reduced and reimbursed by the Advisor	(3,500)
TOTAL NET EXPENSES	91,177
NET INVESTMENT INCOME (LOSS)	(59,089)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on futures contracts	923,804
Change in net unrealized appreciation/depreciation on investments	(386,239)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	537,565
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$478,476

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Japan :: 119

Statements of Changes in Net Assets

	Six Months Ended June 30, 2017 (unaudited)	Year Ended December 31, 2016
FROM INVESTMENT ACTIVITES:
OPERATIONS:
Net investment income (loss)	$(59,089)	$(156,643)
Net realized gains (losses) on investments	923,804	(1,836,152)
Change in net unrealized appreciation/depreciation on investments	(386,239)	1,275,680
Change in net assets resulting from operations	478,476	(717,115)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	4,727,673	14,130,886
Value of shares redeemed	(6,014,521)	(18,868,374)
Change in net assets resulting from capital transactions	(1,286,848)	(4,737,488)
Change in net assets	(808,372)	(5,454,603)
NET ASSETS:
Beginning of period	11,562,788	17,017,391
End of period	$10,754,416	$11,562,788
Accumulated net investment income (loss)	$(59,089)	$—
SHARE TRANSACTIONS:
Issued	106,381	358,034	(a)
Redeemed	(136,119)	(483,951	)(a)
Change in shares	(29,738)	(125,917)

(a)         As described in Note 9, share amounts have been adjusted for 1:4 reverse stock split that occurred on December 5, 2016.

See accompanying notes to financial statements.

120 :: ProFund VP Japan :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2017 (unaudited)		Year Ended Dec. 31, 2016(a)	Year Ended Dec. 31, 2015(a)	Year Ended Dec. 31, 2014(a)	Year Ended Dec. 31, 2013(a)	Year Ended Dec. 31, 2012(a)
Net Asset Value, Beginning of Period	$43.90		$43.71	$41.33	$75.59	$51.01	$41.49
Investment Activities:
Net investment income (loss)(b)	(0.24)		(0.56)	(0.76)	(0.96)	(1.08)	(0.72)
Net realized and unrealized gains (losses) on investments	2.37		0.75 (c)	3.14	0.26	25.66	10.24
Total income (loss) from investment activities	2.13		0.19	2.38	(0.70)	24.58	9.52
Distributions to Shareholders From:
Net realized gains on investments	—		—	—	(33.56)	—	—
Net Asset Value, End of Period	$46.03		$43.90	$43.71	$41.33	$75.59	$51.01
Total Return	4.85	%(d)	0.41%	5.81%	3.23%	48.24%	22.95%
Ratios to Average Net Assets:
Gross expenses(e)	1.74%		1.69%	1.68%	1.77%	1.78%	1.82%
Net expenses(e)	1.68%		1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(e)	(1.09)%		(1.44)%	(1.64)%	(1.66)%	(1.65)%	(1.58)%
Supplemental Data:
Net assets, end of period (000’s)	$10,754		$11,563	$17,017	$11,827	$22,948	$11,010
Portfolio turnover rate(f)	—		—	—	—	—	—

(a)           As described in Note 9, share amounts have been adjusted for 1:4 reverse stock split that occurred on December 5, 2016.

(b)          Per share net investment income (loss) has been calculated using the average daily shares method.

(c)           The amount show for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(d)          Not annualized for periods less than one year.

(e)           Annualized for periods less than one year.

(f)            Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraBull :: 121

Investment Objective: The ProFund VP UltraBull seeks daily investment results that, before fees and expenses, correspond to twice (2x) the daily performance of the S&P 500.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2017

Market Exposure

Investment Type	% of Net Assets
Equity Securities	33%
Futures Contracts	5%
Swap Agreements	162%
Total Exposure	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	1.2%
Alphabet, Inc.	0.9%
Microsoft Corp.	0.8%
Amazon.com, Inc.	0.6%
Johnson & Johnson	0.6%

S&P 500 — Composition

% of Index
Information Technology	22%
Financials	15%
Health Care	15%
Consumer Discretionary	12%
Industrials	10%
Consumer Staples	9%
Energy	6%
Materials	3%
Real Estate	3%
Utilities	3%
Telecommunication Services	2%

Schedule of Portfolio Investments (unaudited)

Common Stocks (32.8%)

	Shares	Value
3M Co. (Industrial Conglomerates)	294	$61,208
Abbott Laboratories (Health Care Equipment & Supplies)	846	41,124
AbbVie, Inc. (Biotechnology)	774	56,123
Accenture PLC—Class A (IT Services)	300	37,104
Activision Blizzard, Inc. (Software)	336	19,344
Acuity Brands, Inc. (Electrical Equipment)	24	4,879
Adobe Systems, Inc.* (Software)	240	33,945
Advance Auto Parts, Inc. (Specialty Retail)	36	4,197
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	378	4,717
Aetna, Inc. (Health Care Providers & Services)	162	24,596
Affiliated Managers Group, Inc. (Capital Markets)	30	4,976
Aflac, Inc. (Insurance)	192	14,915
Agilent Technologies, Inc. (Life Sciences Tools & Services)	156	9,252
Air Products & Chemicals, Inc. (Chemicals)	108	15,450
Akamai Technologies, Inc.* (Internet Software & Services)	84	4,184
Alaska Air Group, Inc. (Airlines)	60	5,386
Albemarle Corp. (Chemicals)	54	5,699
Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts)	42	5,060
Alexion Pharmaceuticals, Inc.* (Biotechnology)	108	13,140
Align Technology, Inc.* (Health Care Equipment & Supplies)	36	5,404
Allegion PLC (Building Products)	48	3,894
Allergan PLC (Pharmaceuticals)	162	39,381
Alliance Data Systems Corp. (IT Services)	30	7,701
Alliant Energy Corp. (Electric Utilities)	114	4,579
Alphabet, Inc.*—Class A (Internet Software & Services)	144	133,874
Alphabet, Inc.*—Class C (Internet Software & Services)	144	130,857
Altria Group, Inc. (Tobacco)	942	70,151
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	192	185,856
Ameren Corp. (Multi-Utilities)	120	6,560
American Airlines Group, Inc. (Airlines)	240	12,077
American Electric Power Co., Inc. (Electric Utilities)	240	16,673
American Express Co. (Consumer Finance)	366	30,832
American International Group, Inc. (Insurance)	432	27,009
American Tower Corp. (Equity Real Estate Investment Trusts)	210	27,786
American Water Works Co., Inc. (Water Utilities)	84	6,548
Ameriprise Financial, Inc. (Capital Markets)	72	9,165
AmerisourceBergen Corp. (Health Care Providers & Services)	78	7,373
AMETEK, Inc. (Electrical Equipment)	114	6,905
Amgen, Inc. (Biotechnology)	360	62,004
Amphenol Corp.—Class A (Electronic Equipment, Instruments & Components)	150	11,073
Anadarko Petroleum Corp. (Oil, Gas & Consumable Fuels)	276	12,514
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	180	14,004
ANSYS, Inc.* (Software)	42	5,111
Anthem, Inc. (Health Care Providers & Services)	132	24,833
Aon PLC (Insurance)	126	16,752
Apache Corp. (Oil, Gas & Consumable Fuels)	186	8,915
Apartment Investment & Management Co.—Class A (Equity Real Estate Investment Trusts)	78	3,352
Apple, Inc. (Technology Hardware, Storage & Peripherals)	2,544	366,387
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	522	21,564
Archer-Daniels-Midland Co. (Food Products)	276	11,421
Arconic, Inc. (Aerospace & Defense)	216	4,892
Arthur J. Gallagher & Co. (Insurance)	90	5,153
Assurant, Inc. (Insurance)	24	2,489
AT&T, Inc. (Diversified Telecommunication Services)	3,000	113,190

See accompanying notes to financial statements.

122 :: ProFund VP UltraBull :: Financial Statements

Common Stocks, continued

	Shares	Value
Autodesk, Inc.* (Software)	96	$9,679
Automatic Data Processing, Inc. (IT Services)	216	22,131
AutoNation, Inc.* (Specialty Retail)	30	1,265
AutoZone, Inc.* (Specialty Retail)	12	6,846
AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts)	66	12,683
Avery Dennison Corp. (Containers & Packaging)	42	3,712
Baker Hughes, Inc. (Energy Equipment & Services)	210	11,447
Ball Corp. (Containers & Packaging)	168	7,091
Bank of America Corp. (Banks)	4,854	117,758
Bard (C.R.), Inc. (Health Care Equipment & Supplies)	36	11,380
Baxter International, Inc. (Health Care Equipment & Supplies)	240	14,530
BB&T Corp. (Banks)	396	17,982
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	108	21,072
Bed Bath & Beyond, Inc. (Specialty Retail)	72	2,189
Berkshire Hathaway, Inc.*—Class B (Diversified Financial Services)	924	156,498
Best Buy Co., Inc. (Specialty Retail)	132	7,568
Biogen, Inc.* (Biotechnology)	102	27,679
BlackRock, Inc.—Class A (Capital Markets)	60	25,345
BorgWarner, Inc. (Auto Components)	96	4,067
Boston Properties, Inc. (Equity Real Estate Investment Trusts)	78	9,596
Boston Scientific Corp.* (Health Care Equipment & Supplies)	666	18,462
Bristol-Myers Squibb Co. (Pharmaceuticals)	804	44,799
Broadcom, Ltd. (Semiconductors & Semiconductor Equipment)	198	46,144
Brown-Forman Corp.—Class B (Beverages)	84	4,082
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	66	4,533
CA, Inc. (Software)	150	5,171
Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	228	5,718
Campbell Soup Co. (Food Products)	96	5,006
Capital One Financial Corp. (Consumer Finance)	234	19,333
Cardinal Health, Inc. (Health Care Providers & Services)	156	12,156
CarMax, Inc.* (Specialty Retail)	90	5,675
Carnival Corp.—Class A (Hotels, Restaurants & Leisure)	204	13,376
Caterpillar, Inc. (Machinery)	288	30,948
CBOE Holdings, Inc. (Capital Markets)	42	3,839
CBRE Group, Inc.*—Class A (Real Estate Management & Development)	144	5,242
CBS Corp.—Class B (Media)	180	11,480
Celgene Corp.* (Biotechnology)	384	49,870
Centene Corp.* (Health Care Providers & Services)	84	6,710
CenterPoint Energy, Inc. (Multi-Utilities)	210	5,750
CenturyLink, Inc. (Diversified Telecommunication Services)	270	6,448
Cerner Corp.* (Health Care Technology)	144	9,572
CF Industries Holdings, Inc. (Chemicals)	114	3,187
Charter Communications, Inc.*—Class A (Media)	108	36,380
Chesapeake Energy Corp.* (Oil, Gas & Consumable Fuels)	372	1,849
Chevron Corp. (Oil, Gas & Consumable Fuels)	924	96,401
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	12	4,993
Chubb, Ltd. (Insurance)	228	33,146
Church & Dwight Co., Inc. (Household Products)	120	6,226
Cigna Corp. (Health Care Providers & Services)	126	21,091
Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	48	4,512
Cincinnati Financial Corp. (Insurance)	72	5,216
Cintas Corp. (Commercial Services & Supplies)	42	5,294
Cisco Systems, Inc. (Communications Equipment)	2,442	76,434
Citigroup, Inc. (Banks)	1,344	89,887
Citizens Financial Group, Inc. (Banks)	246	8,777
Citrix Systems, Inc.* (Software)	72	5,730
CME Group, Inc. (Capital Markets)	168	21,040
CMS Energy Corp. (Multi-Utilities)	138	6,383
Coach, Inc. (Textiles, Apparel & Luxury Goods)	138	6,533
Cognizant Technology Solutions Corp. (IT Services)	288	19,123
Colgate-Palmolive Co. (Household Products)	432	32,024
Comcast Corp.—Class A (Media)	2,310	89,905
Comerica, Inc. (Banks)	84	6,152
ConAgra Foods, Inc. (Food Products)	198	7,080
Concho Resources, Inc.* (Oil, Gas & Consumable Fuels)	72	8,750
ConocoPhillips (Oil, Gas & Consumable Fuels)	606	26,640
Consolidated Edison, Inc. (Multi-Utilities)	150	12,123
Constellation Brands, Inc.—Class A (Beverages)	84	16,273
Corning, Inc. (Electronic Equipment, Instruments & Components)	450	13,523
Costco Wholesale Corp. (Food & Staples Retailing)	216	34,545
Coty, Inc. (Personal Products)	228	4,277
Crown Castle International Corp. (Equity Real Estate Investment Trusts)	180	18,032
CSRA, Inc. (IT Services)	72	2,286
CSX Corp. (Road & Rail)	450	24,552
Cummins, Inc. (Machinery)	78	12,653
CVS Health Corp. (Food & Staples Retailing)	498	40,069
D.R. Horton, Inc. (Household Durables)	168	5,808
Danaher Corp. (Health Care Equipment & Supplies)	300	25,317
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	60	5,426
DaVita HealthCare Partners, Inc.* (Health Care Providers & Services)	78	5,051
Deere & Co. (Machinery)	144	17,797
Delphi Automotive PLC (Auto Components)	132	11,570
Delta Air Lines, Inc. (Airlines)	360	19,345
Dentsply Sirona, Inc. (Health Care Equipment & Supplies)	114	7,392
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	258	8,248
Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts)	78	8,810
Discover Financial Services (Consumer Finance)	186	11,567
Discovery Communications, Inc.*—Class A (Media)	78	2,015
Discovery Communications, Inc.*—Class C (Media)	102	2,571
Dish Network Corp.*—Class A (Media)	114	7,155
Dollar General Corp. (Multiline Retail)	126	9,083
Dollar Tree, Inc.* (Multiline Retail)	114	7,971
Dominion Resources, Inc. (Multi-Utilities)	306	23,449
Dover Corp. (Machinery)	78	6,257
Dr. Pepper Snapple Group, Inc. (Beverages)	90	8,200
DTE Energy Co. (Multi-Utilities)	90	9,521
Duke Energy Corp. (Electric Utilities)	342	28,587

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraBull :: 123

Common Stocks, continued

	Shares		Value
DXC Technology Co. (IT Services)	138		$10,587
E*TRADE Financial Corp.* (Capital Markets)	132		5,020
E.I. du Pont de Nemours & Co. (Chemicals)	426		34,383
Eastman Chemical Co. (Chemicals)	72		6,047
Eaton Corp. PLC (Electrical Equipment)	216		16,811
eBay, Inc.* (Internet Software & Services)	492		17,181
Ecolab, Inc. (Chemicals)	126		16,727
Edison International (Electric Utilities)	156		12,198
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	102		12,060
Electronic Arts, Inc.* (Software)	150		15,858
Eli Lilly & Co. (Pharmaceuticals)	474		39,010
Emerson Electric Co. (Electrical Equipment)	312		18,601
Entergy Corp. (Electric Utilities)	90		6,909
Envision Healthcare Corp.* (Health Care Providers & Services)	60		3,760
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	282		25,527
EQT Corp. (Oil, Gas & Consumable Fuels)	84		4,922
Equifax, Inc. (Professional Services)	60		8,245
Equinix, Inc. (Equity Real Estate Investment Trusts)	36		15,450
Equity Residential (Equity Real Estate Investment Trusts)	180		11,849
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)	30		7,718
Everest Re Group, Ltd. (Insurance)	18		4,583
Eversource Energy (Electric Utilities)	156		9,471
Exelon Corp. (Electric Utilities)	450		16,232
Expedia, Inc. (Internet & Direct Marketing Retail)	60		8,937
Expeditors International of Washington, Inc. (Air Freight & Logistics)	90		5,083
Express Scripts Holding Co.* (Health Care Providers & Services)	288		18,386
Extra Space Storage, Inc. (Equity Real Estate Investment Trusts)	60		4,680
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	2,070		167,110
F5 Networks, Inc.* (Communications Equipment)	30		3,812
Facebook, Inc.*—Class A (Internet Software & Services)	1,152		173,929
Fastenal Co. (Trading Companies & Distributors)	144		6,268
Federal Realty Investment Trust (Equity Real Estate Investment Trusts)	36		4,550
FedEx Corp. (Air Freight & Logistics)	120		26,080
Fidelity National Information Services, Inc. (IT Services)	162		13,835
Fifth Third Bancorp (Banks)	366		9,501
First Horizon National Corp. (Banks)	—	(a)	5
FirstEnergy Corp. (Electric Utilities)	216		6,299
Fiserv, Inc.* (IT Services)	102		12,479
FLIR Systems, Inc. (Electronic Equipment, Instruments & Components)	66		2,288
Flowserve Corp. (Machinery)	66		3,064
Fluor Corp. (Construction & Engineering)	66		3,021
FMC Corp. (Chemicals)	66		4,821
Foot Locker, Inc. (Specialty Retail)	66		3,252
Ford Motor Co. (Automobiles)	1,908		21,351
Fortive Corp. (Machinery)	150		9,503
Fortune Brands Home & Security, Inc. (Building Products)	78		5,089
Franklin Resources, Inc. (Capital Markets)	168		7,525
Freeport-McMoRan, Inc.* (Metals & Mining)	648		7,782
Garmin, Ltd. (Household Durables)	54		2,756
Gartner, Inc.* (IT Services)	42		5,187
General Dynamics Corp. (Aerospace & Defense)	138		27,338
General Electric Co. (Industrial Conglomerates)	4,248		114,739
General Mills, Inc. (Food Products)	282		15,623
General Motors Co. (Automobiles)	672		23,472
Genuine Parts Co. (Distributors)	72		6,678
GGP, Inc. (Equity Real Estate Investment Trusts)	282		6,644
Gilead Sciences, Inc. (Biotechnology)	636		45,016
Global Payments, Inc. (IT Services)	72		6,503
H & R Block, Inc. (Diversified Consumer Services)	102		3,153
Halliburton Co. (Energy Equipment & Services)	426		18,194
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	180		4,169
Harley-Davidson, Inc. (Automobiles)	84		4,538
Harris Corp. (Communications Equipment)	60		6,545
Hartford Financial Services Group, Inc. (Insurance)	180		9,463
Hasbro, Inc. (Leisure Products)	54		6,022
HCA Holdings, Inc.* (Health Care Providers & Services)	138		12,034
HCP, Inc. (Equity Real Estate Investment Trusts)	228		7,287
Helmerich & Payne, Inc. (Energy Equipment & Services)	54		2,934
Henry Schein, Inc.* (Health Care Providers & Services)	36		6,589
Hess Corp. (Oil, Gas & Consumable Fuels)	132		5,791
Hewlett Packard Enterprises Co. (Technology Hardware, Storage & Peripherals)	810		13,438
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	102		6,309
Hologic, Inc.* (Health Care Equipment & Supplies)	138		6,262
Honeywell International, Inc. (Industrial Conglomerates)	372		49,584
Hormel Foods Corp. (Food Products)	132		4,503
Host Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	360		6,577
HP, Inc. (Technology Hardware, Storage & Peripherals)	822		14,369
Humana, Inc. (Health Care Providers & Services)	72		17,325
Huntington Bancshares, Inc. (Banks)	528		7,139
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	42		6,780
IHS Markit, Ltd.* (Professional Services)	156		6,870
Illinois Tool Works, Inc. (Machinery)	150		21,488
Illumina, Inc.* (Life Sciences Tools & Services)	72		12,493
Incyte Corp.* (Biotechnology)	84		10,576
Ingersoll-Rand PLC (Machinery)	126		11,515
Intel Corp. (Semiconductors & Semiconductor Equipment)	2,298		77,534
Intercontinental Exchange, Inc. (Capital Markets)	288		18,985
International Business Machines Corp. (IT Services)	420		64,609
International Flavors & Fragrances, Inc. (Chemicals)	36		4,860
International Paper Co. (Containers & Packaging)	204		11,548
Intuit, Inc. (Software)	120		15,937
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	18		16,837
Invesco, Ltd. (Capital Markets)	198		6,968
Iron Mountain, Inc. (Equity Real Estate Investment Trusts)	120		4,123
J.B. Hunt Transport Services, Inc. (Road & Rail)	42		3,838
Jacobs Engineering Group, Inc. (Construction & Engineering)	60		3,264

See accompanying notes to financial statements.

124 :: ProFund VP UltraBull :: Financial Statements

Common Stocks, continued

	Shares	Value
Johnson & Johnson (Pharmaceuticals)	1,314	$173,829
Johnson Controls International PLC (Building Products)	456	19,771
JPMorgan Chase & Co. (Banks)	1,734	158,489
Juniper Networks, Inc. (Communications Equipment)	186	5,186
Kansas City Southern Industries, Inc. (Road & Rail)	54	5,651
Kellogg Co. (Food Products)	126	8,752
KeyCorp (Banks)	534	10,007
Kimberly-Clark Corp. (Household Products)	174	22,465
Kimco Realty Corp. (Equity Real Estate Investment Trusts)	210	3,854
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	936	17,934
KLA-Tencor Corp. (Semiconductors & Semiconductor Equipment)	78	7,138
Kohl’s Corp. (Multiline Retail)	84	3,248
L Brands, Inc. (Specialty Retail)	120	6,467
L3 Technologies, Inc. (Aerospace & Defense)	36	6,015
Laboratory Corp. of America Holdings* (Health Care Providers & Services)	48	7,399
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	78	11,032
Leggett & Platt, Inc. (Household Durables)	66	3,467
Lennar Corp.—Class A (Household Durables)	102	5,439
Leucadia National Corp. (Diversified Financial Services)	156	4,081
Level 3 Communications, Inc.* (Diversified Telecommunication Services)	144	8,539
Lincoln National Corp. (Insurance)	108	7,299
LKQ Corp.* (Distributors)	150	4,943
Lockheed Martin Corp. (Aerospace & Defense)	120	33,313
Loews Corp. (Insurance)	132	6,179
Lowe’s Cos., Inc. (Specialty Retail)	420	32,563
LyondellBasell Industries N.V.—Class A (Chemicals)	162	13,671
M&T Bank Corp. (Banks)	78	12,632
Macy’s, Inc. (Multiline Retail)	150	3,486
Mallinckrodt PLC* (Pharmaceuticals)	48	2,151
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	414	4,906
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	252	13,187
Marriott International, Inc.—Class A (Hotels, Restaurants & Leisure)	150	15,072
Marsh & McLennan Cos., Inc. (Insurance)	252	19,646
Martin Marietta Materials, Inc. (Construction Materials)	30	6,677
Masco Corp. (Building Products)	156	5,961
MasterCard, Inc.—Class A (IT Services)	456	55,381
Mattel, Inc. (Leisure Products)	168	3,617
McCormick & Co., Inc. (Food Products)	54	5,266
McDonald’s Corp. (Hotels, Restaurants & Leisure)	396	60,652
McKesson Corp. (Health Care Providers & Services)	102	16,783
Medtronic PLC (Health Care Equipment & Supplies)	666	59,107
Merck & Co., Inc. (Pharmaceuticals)	1,332	85,368
MetLife, Inc. (Insurance)	528	29,007
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	12	7,062
Michael Kors Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	78	2,828
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	114	8,799
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	510	15,229
Microsoft Corp. (Software)	3,768	259,727
Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts)	54	5,691
Mohawk Industries, Inc.* (Household Durables)	30	7,251
Molson Coors Brewing Co.—Class B (Beverages)	90	7,771
Mondelez International, Inc.—Class A (Food Products)	738	31,874
Monsanto Co. (Chemicals)	216	25,567
Monster Beverage Corp.* (Beverages)	198	9,837
Moody’s Corp. (Capital Markets)	84	10,221
Morgan Stanley (Capital Markets)	696	31,014
Motorola Solutions, Inc. (Communications Equipment)	78	6,766
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	78	1,999
Mylan N.V.* (Pharmaceuticals)	222	8,618
National Oilwell Varco, Inc. (Energy Equipment & Services)	186	6,127
Navient Corp. (Consumer Finance)	138	2,298
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	132	5,287
Netflix, Inc.* (Internet & Direct Marketing Retail)	210	31,376
Newell Rubbermaid, Inc. (Household Durables)	234	12,546
Newfield Exploration Co.* (Oil, Gas & Consumable Fuels)	96	2,732
Newmont Mining Corp. (Metals & Mining)	258	8,357
News Corp.—Class A (Media)	186	2,548
News Corp.—Class B (Media)	60	849
NextEra Energy, Inc. (Electric Utilities)	228	31,949
Nielsen Holdings PLC (Professional Services)	162	6,263
NIKE, Inc.—Class B (Textiles, Apparel & Luxury Goods)	648	38,232
NiSource, Inc. (Multi-Utilities)	156	3,956
Noble Energy, Inc. (Oil, Gas & Consumable Fuels)	222	6,283
Nordstrom, Inc. (Multiline Retail)	54	2,583
Norfolk Southern Corp. (Road & Rail)	144	17,525
Northern Trust Corp. (Capital Markets)	108	10,499
Northrop Grumman Corp. (Aerospace & Defense)	84	21,564
NRG Energy, Inc. (Independent Power & Renewable Electricity Producers)	156	2,686
Nucor Corp. (Metals & Mining)	156	9,028
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	288	41,633
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	372	22,272
Omnicom Group, Inc. (Media)	114	9,451
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	186	9,702
Oracle Corp. (Software)	1,464	73,404
O’Reilly Automotive, Inc.* (Specialty Retail)	42	9,187
PACCAR, Inc. (Machinery)	174	11,491
Parker-Hannifin Corp. (Machinery)	66	10,548
Patterson Cos., Inc. (Health Care Providers & Services)	42	1,972
Paychex, Inc. (IT Services)	156	8,883
PayPal Holdings, Inc.* (IT Services)	546	29,304
Pentair PLC (Machinery)	84	5,589
People’s United Financial, Inc. (Banks)	168	2,967
PepsiCo, Inc. (Beverages)	696	80,381
PerkinElmer, Inc. (Life Sciences Tools & Services)	54	3,680
Perrigo Co. PLC (Pharmaceuticals)	72	5,437

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraBull :: 125

Common Stocks, continued

	Shares	Value
Pfizer, Inc. (Pharmaceuticals)	2,910	$97,747
PG&E Corp. (Electric Utilities)	252	16,725
Philip Morris International, Inc. (Tobacco)	756	88,792
Phillips 66 (Oil, Gas & Consumable Fuels)	216	17,861
Pinnacle West Capital Corp. (Electric Utilities)	54	4,599
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	84	13,405
PNC Financial Services Group, Inc. (Banks)	234	29,220
PPG Industries, Inc. (Chemicals)	126	13,855
PPL Corp. (Electric Utilities)	336	12,990
Praxair, Inc. (Chemicals)	138	18,292
Principal Financial Group, Inc. (Insurance)	132	8,457
Prologis, Inc. (Equity Real Estate Investment Trusts)	258	15,129
Prudential Financial, Inc. (Insurance)	210	22,709
Public Service Enterprise Group, Inc. (Multi-Utilities)	246	10,580
Public Storage (Equity Real Estate Investment Trusts)	72	15,014
PulteGroup, Inc. (Household Durables)	138	3,385
PVH Corp. (Textiles, Apparel & Luxury Goods)	36	4,122
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	60	3,799
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	720	39,758
Quanta Services, Inc.* (Construction & Engineering)	72	2,370
Quest Diagnostics, Inc. (Health Care Providers & Services)	66	7,337
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	24	1,771
Range Resources Corp. (Oil, Gas & Consumable Fuels)	90	2,085
Raymond James Financial, Inc. (Capital Markets)	60	4,813
Raytheon Co. (Aerospace & Defense)	144	23,253
Realty Income Corp. (Equity Real Estate Investment Trusts)	132	7,284
Red Hat, Inc.* (Software)	84	8,043
Regency Centers Corp. (Equity Real Estate Investment Trusts)	72	4,510
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	36	17,681
Regions Financial Corp. (Banks)	588	8,608
Republic Services, Inc.—Class A (Commercial Services & Supplies)	114	7,265
Reynolds American, Inc. (Tobacco)	402	26,146
Robert Half International, Inc. (Professional Services)	60	2,876
Rockwell Automation, Inc. (Electrical Equipment)	60	9,718
Rockwell Collins, Inc. (Aerospace & Defense)	78	8,196
Roper Technologies, Inc. (Industrial Conglomerates)	48	11,113
Ross Stores, Inc. (Specialty Retail)	192	11,084
Royal Caribbean Cruises, Ltd. (Hotels, Restaurants & Leisure)	84	9,175
S&P Global, Inc. (Capital Markets)	126	18,395
Salesforce.com, Inc.* (Software)	324	28,058
SCANA Corp. (Multi-Utilities)	72	4,825
Schlumberger, Ltd. (Energy Equipment & Services)	678	44,640
Scripps Networks Interactive, Inc.—Class A (Media)	48	3,279
Seagate Technology PLC (Technology Hardware, Storage & Peripherals)	144	5,580
Sealed Air Corp. (Containers & Packaging)	96	4,297
Sempra Energy (Multi-Utilities)	120	13,530
Signet Jewelers, Ltd. (Specialty Retail)	36	2,277
Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	150	24,263
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	90	8,636
SL Green Realty Corp. (Equity Real Estate Investment Trusts)	48	5,078
Snap-on, Inc. (Machinery)	30	4,740
Southwest Airlines Co. (Airlines)	294	18,269
Stanley Black & Decker, Inc. (Machinery)	72	10,133
Staples, Inc. (Specialty Retail)	318	3,202
Starbucks Corp. (Hotels, Restaurants & Leisure)	708	41,284
State Street Corp. (Capital Markets)	174	15,613
Stericycle, Inc.* (Commercial Services & Supplies)	42	3,205
Stryker Corp. (Health Care Equipment & Supplies)	150	20,817
SunTrust Banks, Inc. (Banks)	234	13,272
Symantec Corp. (Software)	294	8,306
Synchrony Financial (Consumer Finance)	378	11,272
Synopsys, Inc.* (Software)	72	5,251
Sysco Corp. (Food & Staples Retailing)	240	12,079
T. Rowe Price Group, Inc. (Capital Markets)	120	8,905
Target Corp. (Multiline Retail)	270	14,119
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	174	13,689
TechnipFMC PLC* (Energy Equipment & Services)	228	6,202
Tesoro Corp. (Oil, Gas & Consumable Fuels)	72	6,739
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	486	37,388
Textron, Inc. (Aerospace & Defense)	132	6,217
The AES Corp. (Independent Power & Renewable Electricity Producers)	324	3,600
The Allstate Corp. (Insurance)	180	15,919
The Bank of New York Mellon Corp. (Capital Markets)	510	26,020
The Boeing Co. (Aerospace & Defense)	276	54,580
The Charles Schwab Corp. (Capital Markets)	594	25,518
The Clorox Co. (Household Products)	60	7,994
The Coca-Cola Co. (Beverages)	1,878	84,228
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	24	5,746
The Dow Chemical Co. (Chemicals)	546	34,437
The Estee Lauder Cos., Inc.—Class A (Personal Products)	108	10,366
The Gap, Inc. (Specialty Retail)	108	2,375
The Goldman Sachs Group, Inc. (Capital Markets)	180	39,941
The Goodyear Tire & Rubber Co. (Auto Components)	120	4,195
The Hershey Co. (Food Products)	66	7,086
The Home Depot, Inc. (Specialty Retail)	582	89,278
The Interpublic Group of Cos., Inc. (Media)	192	4,723
The JM Smucker Co.—Class A (Food Products)	54	6,390
The Kraft Heinz Co. (Food Products)	294	25,178
The Kroger Co. (Food & Staples Retailing)	444	10,354
The Macerich Co. (Equity Real Estate Investment Trusts)	60	3,484
The Mosaic Co. (Chemicals)	174	3,972
The NASDAQ OMX Group, Inc. (Capital Markets)	54	3,860
The Priceline Group, Inc.* (Internet & Direct Marketing Retail)	24	44,892
The Procter & Gamble Co. (Household Products)	1,248	108,764

See accompanying notes to financial statements.

126 :: ProFund VP UltraBull :: Financial Statements

Common Stocks, continued

	Shares	Value
The Progressive Corp. (Insurance)	282	$12,433
The Sherwin-Williams Co. (Chemicals)	42	14,740
The Southern Co. (Electric Utilities)	486	23,270
The TJX Cos., Inc. (Specialty Retail)	312	22,517
The Travelers Cos., Inc. (Insurance)	138	17,461
The Walt Disney Co. (Media)	708	75,225
The Western Union Co. (IT Services)	228	4,343
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	402	12,173
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	192	33,499
Tiffany & Co. (Specialty Retail)	54	5,069
Time Warner, Inc. (Media)	378	37,955
Torchmark Corp. (Insurance)	54	4,131
Total System Services, Inc. (IT Services)	78	4,544
Tractor Supply Co. (Specialty Retail)	60	3,253
TransDigm Group, Inc. (Aerospace & Defense)	24	6,453
Transocean, Ltd.* (Energy Equipment & Services)	192	1,580
TripAdvisor, Inc.* (Internet & Direct Marketing Retail)	54	2,063
Twenty-First Century Fox, Inc.—Class A (Media)	516	14,623
Twenty-First Century Fox, Inc.—Class B (Media)	240	6,689
Tyson Foods, Inc.—Class A (Food Products)	138	8,643
U.S. Bancorp (Banks)	774	40,186
UDR, Inc. (Equity Real Estate Investment Trusts)	132	5,144
Ulta Salon, Cosmetics & Fragrance, Inc.* (Specialty Retail)	30	8,620
Under Armour, Inc.*—Class A (Textiles, Apparel & Luxury Goods)	90	1,958
Under Armour, Inc.*—Class C (Textiles, Apparel & Luxury Goods)	90	1,814
Union Pacific Corp. (Road & Rail)	396	43,128
United Continental Holdings, Inc.* (Airlines)	138	10,385
United Parcel Service, Inc.—Class B (Air Freight & Logistics)	336	37,158
United Rentals, Inc.* (Trading Companies & Distributors)	42	4,734
United Technologies Corp. (Aerospace & Defense)	366	44,692
UnitedHealth Group, Inc. (Health Care Providers & Services)	468	86,776
Universal Health Services, Inc.—Class B (Health Care Providers & Services)	42	5,127
Unum Group (Insurance)	114	5,316
V.F. Corp. (Textiles, Apparel & Luxury Goods)	156	8,986
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	216	14,571
Varian Medical Systems, Inc.* (Health Care Equipment & Supplies)	42	4,334
Ventas, Inc. (Equity Real Estate Investment Trusts)	174	12,090
VeriSign, Inc.* (Internet Software & Services)	42	3,904
Verisk Analytics, Inc.*—Class A (Professional Services)	78	6,581
Verizon Communications, Inc. (Diversified Telecommunication Services)	1,992	88,963
Vertex Pharmaceuticals, Inc.* (Biotechnology)	120	15,464
Viacom, Inc.—Class B (Media)	174	5,841
Visa, Inc.—Class A (IT Services)	900	84,402
Vornado Realty Trust (Equity Real Estate Investment Trusts)	84	7,888
Vulcan Materials Co. (Construction Materials)	66	8,361
W.W. Grainger, Inc. (Trading Companies & Distributors)	24	4,333
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	414	32,420
Wal-Mart Stores, Inc. (Food & Staples Retailing)	720	54,490
Waste Management, Inc. (Commercial Services & Supplies)	198	14,524
Waters Corp.* (Life Sciences Tools & Services)	42	7,721
WEC Energy Group, Inc. (Multi-Utilities)	156	9,575
Wells Fargo & Co. (Banks)	2,196	121,680
Welltower, Inc. (Equity Real Estate Investment Trusts)	180	13,473
Western Digital Corp. (Technology Hardware, Storage & Peripherals)	144	12,758
WestRock Co. (Containers & Packaging)	120	6,799
Weyerhaeuser Co. (Equity Real Estate Investment Trusts)	366	12,261
Whirlpool Corp. (Household Durables)	36	6,898
Whole Foods Market, Inc. (Food & Staples Retailing)	156	6,569
Willis Towers Watson PLC (Insurance)	60	8,728
Wyndham Worldwide Corp. (Hotels, Restaurants & Leisure)	48	4,820
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	36	4,828
Xcel Energy, Inc. (Electric Utilities)	246	11,286
Xerox Corp. (Technology Hardware, Storage & Peripherals)	102	2,930
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	120	7,718
XL Group, Ltd. (Insurance)	126	5,519
Xylem, Inc. (Machinery)	90	4,989
YUM! Brands, Inc. (Hotels, Restaurants & Leisure)	162	11,949
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	96	12,326
Zions Bancorp (Banks)	96	4,215
Zoetis, Inc. (Pharmaceuticals)	240	14,971
TOTAL COMMON STOCKS (Cost $4,881,270)		10,126,408

Repurchase Agreements(b)(c) (15.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.97%—1.05%, dated 6/30/17, due 7/3/17, total to be received $4,811,400	$4,811,000	$4,811,000
TOTAL REPURCHASE AGREEMENTS (Cost $4,811,000)		4,811,000
TOTAL INVESTMENT SECURITIES (Cost $9,692,270)—48.4%		14,937,408
Net other assets (liabilities)—51.6%		15,942,080
NET ASSETS—100.0%		$30,879,488

*                 Non-income producing security.

(a)         Number of shares is less than 0.50

(b)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2017, the aggregate amount held in a segregated account was $2,366,000.

(c)          The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraBull :: 127

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	12	9/18/17	$1,452,300	$(5,484)

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
S&P 500	Goldman Sachs International	7/27/17	1.74%	$23,585,872	$124,143
SDPR S&P 500 ETF	Goldman Sachs International	7/27/17	1.49%	18,433,143	81,127
				42,019,015	205,270
S&P 500	UBS AG	7/27/17	1.59%	4,652,224	51,875
SDPR S&P 500 ETF	UBS AG	7/27/17	1.29%	3,382,437	40,940
				8,034,661	92,815
				$50,053,676	$298,085

^                  Reflects the floating financing rate, as of June 30, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

ProFund VP UltraBull invested in the following industries as of June 30, 2017:

	Value	% of Net Assets
Aerospace & Defense	$236,513	0.8%
Air Freight & Logistics	72,854	0.2%
Airlines	65,462	0.2%
Auto Components	19,832	0.1%
Automobiles	49,361	0.2%
Banks	658,477	2.2%
Beverages	210,772	0.8%
Biotechnology	297,553	1.0%
Building Products	34,715	0.1%
Capital Markets	297,662	1.0%
Chemicals	215,708	0.7%
Commercial Services & Supplies	30,288	0.1%
Communications Equipment	98,743	0.3%
Construction & Engineering	8,655	NM
Construction Materials	15,038	NM
Consumer Finance	75,302	0.2%
Containers & Packaging	33,447	0.1%
Distributors	11,621	NM
Diversified Consumer Services	3,153	NM
Diversified Financial Services	160,579	0.5%
Diversified Telecommunication Services	217,140	0.7%
Electric Utilities	201,767	0.7%
Electrical Equipment	56,914	0.2%
Electronic Equipment, Instruments & Components	40,573	0.1%
Energy Equipment & Services	91,124	0.3%
Equity Real Estate Investment Trusts	289,360	1.0%
Food & Staples Retailing	190,526	0.6%
Food Products	136,822	0.4%
Health Care Equipment & Supplies	288,950	0.9%
Health Care Providers & Services	285,298	0.9%
Health Care Technology	9,572	NM
Hotels, Restaurants & Leisure	177,884	0.6%
Household Durables	47,550	0.2%
Household Products	177,473	0.6%
Independent Power & Renewable Electricity Producers	6,286	NM
Industrial Conglomerates	236,644	0.9%
Insurance	281,530	0.9%
Internet & Direct Marketing Retail	273,124	0.9%
Internet Software & Services	463,929	1.5%
IT Services	388,402	1.3%
Leisure Products	9,639	NM
Life Sciences Tools & Services	73,707	0.2%
Machinery	160,715	0.5%
Media	310,689	1.0%
Metals & Mining	25,167	0.1%
Multiline Retail	40,490	0.1%
Multi-Utilities	106,252	0.3%
Oil, Gas & Consumable Fuels	522,746	1.7%
Personal Products	14,643	NM
Pharmaceuticals	511,311	1.7%
Professional Services	30,835	0.1%
Real Estate Management & Development	5,242	NM
Road & Rail	94,694	0.3%
Semiconductors & Semiconductor Equipment	345,093	1.1%
Software	493,564	1.6%
Specialty Retail	226,884	0.7%
Technology Hardware, Storage & Peripherals	420,749	1.4%
Textiles, Apparel & Luxury Goods	70,413	0.2%
Tobacco	185,089	0.6%
Trading Companies & Distributors	15,335	NM
Water Utilities	6,548	NM
Other**	20,753,080	67.2%
Total	$30,879,488	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM         Not meaningful, amount is less than 0.05%.

See accompanying notes to financial statements.

128 :: ProFund VP UltraBull :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2017

ASSETS:
Total Investment Securities, at cost	$9,692,270
Securities, at value	10,126,408
Repurchase agreements, at value	4,811,000
Total Investment Securities, at value	14,937,408
Cash	1,387
Segregated cash balances with brokers	58,080
Dividends and interest receivable	12,191
Unrealized gain on swap agreements	298,085
Receivable for capital shares issued	17,181,166
Variation margin on futures contracts	300
Prepaid expenses	482
TOTAL ASSETS	32,489,099
LIABILITIES:
Payable for investments purchased	4,382
Payable for capital shares redeemed	1,574,432
Advisory fees payable	10,658
Management services fees payable	1,421
Administration fees payable	502
Administrative services fees payable	3,080
Distribution fees payable	5,663
Transfer agency fees payable	788
Fund accounting fees payable	614
Compliance services fees payable	271
Other accrued expenses	7,800
TOTAL LIABILITIES	1,609,611
NET ASSETS	$30,879,488
NET ASSETS CONSIST OF:
Capital	$16,635,219
Accumulated net investment income (loss)	(32,894)
Accumulated net realized gains (losses) on investments	8,739,424
Net unrealized appreciation (depreciation) on investments	5,537,739
NET ASSETS	$30,879,488
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,970,675
Net Asset Value (offering and redemption price per share)	$15.67

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2017

INVESTMENT INCOME:
Dividends	$147,599
Interest	31,505
TOTAL INVESTMENT INCOME	179,104
EXPENSES:
Advisory fees	98,551
Management services fees	13,140
Administration fees	4,422
Transfer agency fees	6,338
Administrative services fees	15,444
Distribution fees	32,850
Custody fees	1,813
Fund accounting fees	6,686
Trustee fees	349
Compliance services fees	126
Other fees	17,680
Recoupment of prior expenses reduced by the Advisor	15,815
TOTAL NET EXPENSES	213,214
NET INVESTMENT INCOME (LOSS)	(34,110)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	1,357,226
Net realized gains (losses) on futures contracts	218,861
Net realized gains (losses) on swap agreements	4,172,447
Change in net unrealized appreciation/depreciation on investments	1,240,671
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	6,989,205
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$6,955,095

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraBull :: 129

Statements of Changes in Net Assets

	Six Months Ended June 30, 2017 (unaudited)	Year Ended December 31, 2016
FROM INVESTMENT ACTIVITES:
OPERATIONS:
Net investment income (loss)	$(34,110)	$(43,861)
Net realized gains (losses) on investments	5,748,534	5,043,439
Change in net unrealized appreciation/depreciation on investments	1,240,671	125,988
Change in net assets resulting from operations	6,955,095	5,125,566
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains on investments	—	(2,636,927)
Change in net assets resulting from distributions	—	(2,636,927)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	593,556,670	979,407,433
Distributions reinvested	—	2,206,464
Value of shares redeemed	(623,384,030)	(959,031,073)
Change in net assets resulting from capital transactions	(29,827,360)	22,582,824
Change in net assets	(22,872,265)	25,071,463
NET ASSETS:
Beginning of period	53,751,753	28,680,290
End of period	$30,879,488	$53,751,753
Accumulated net investment income (loss)	$(32,894)	$1,216
SHARE TRANSACTIONS:
Issued	39,871,815	72,022,881
Reinvested	—	171,176
Redeemed	(41,889,029)	(70,260,618)
Change in shares	(2,017,214)	1,933,439

See accompanying notes to financial statements.

130 :: ProFund VP UltraBull :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2017 (unaudited)		Year Ended Dec. 31, 2016	Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012
Net Asset Value, Beginning of Period	$13.48		$13.96	$16.50	$19.63	$13.42	$10.41
Investment Activities:
Net investment income (loss)(a)	(0.02)		(0.03)	(0.05)	(0.06)	(0.08)	(0.06)
Net realized and unrealized gains (losses) on investments	2.21		2.49	(0.27)	3.73	8.47	3.07
Total income (loss) from investment activities	2.19		2.46	(0.32)	3.67	8.39	3.01
Distributions to Shareholders From:
Net realized gains on investments	—		(2.94)	(2.22)	(6.80)	(2.18)	—
Net Asset Value, End of Period	$15.67		$13.48	$13.96	$16.50	$19.63	$13.42
Total Return	16.25	%(b)	18.60%	(2.88)%	23.24%	68.05%	28.91%
Ratios to Average Net Assets:
Gross expenses(c)	1.62%		1.68%	1.68%	1.78%	1.79%	1.84%
Net expenses(c)	1.62%		1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(c)	(0.26)%		(0.20)%	(0.35)%	(0.38)%	(0.50)%	(0.45)%
Supplemental Data:
Net assets, end of period (000’s)	$30,879		$53,752	$28,680	$67,317	$35,757	$19,250
Portfolio turnover rate(d)	1,251	%(b)	2,888%	2,578%	2,750%	1,884%	1,571%

(a)           Per share net investment income (loss) has been calculated using the average daily shares method.

(b)          Not annualized for periods less than one year.

(c)           Annualized for periods less than one year.

(d)          Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraMid-Cap :: 131

Investment Objective: The ProFund VP UltraMid-Cap seeks daily investment results that, before fees and expenses, correspond to twice (2x) the daily performance of the S&P MidCap 400®.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2017

Market Exposure

Investment Type	% of Net Assets
Equity Securities	46%
Futures Contracts	9%
Swap Agreements	144%
Total Exposure	199%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
NVR, Inc.	0.4%
ResMed, Inc.	0.3%
Packaging Corp. of America	0.3%
Duke Realty Corp.	0.3%
Domino’s Pizza, Inc.	0.3%

S&P MidCap 400 — Composition

% of Index
Information Technology	18%
Financials	16%
Industrials	15%
Consumer Discretionary	12%
Real Estate	10%
Health Care	9%
Materials	8%
Utilities	5%
Consumer Staples	4%
Energy	3%

Schedule of Portfolio Investments (unaudited)

Common Stocks (46.4%)

	Shares	Value
3D Systems Corp.* (Technology Hardware, Storage & Peripherals)	944	$17,653
A.O. Smith Corp. (Building Products)	1,298	73,116
Aaron’s, Inc. (Specialty Retail)	590	22,951
ABIOMED, Inc.* (Health Care Equipment & Supplies)	354	50,728
Acadia Healthcare Co., Inc.* (Health Care Providers & Services)	708	34,961
ACI Worldwide, Inc.* (Software)	1,062	23,757
Acxiom Corp.* (IT Services)	708	18,394
Adtalem Global Education, Inc. (Diversified Consumer Services)	531	20,151
AECOM Technology Corp.* (Construction & Engineering)	1,416	45,779
AGCO Corp. (Machinery)	590	39,760
Akorn, Inc.* (Pharmaceuticals)	767	25,725
Alexander & Baldwin, Inc. (Real Estate Management & Development)	413	17,090
Alleghany Corp.* (Insurance)	118	70,186
Allegheny Technologies, Inc. (Metals & Mining)	1,003	17,061
Allscripts Healthcare Solutions, Inc.* (Health Care Technology)	1,652	21,080
AMC Networks, Inc.*—Class A (Media)	472	25,210
American Campus Communities, Inc. (Equity Real Estate Investment Trusts)	1,180	55,814
American Eagle Outfitters, Inc. (Specialty Retail)	1,475	17,774
American Financial Group, Inc. (Insurance)	649	64,491
AptarGroup, Inc. (Containers & Packaging)	531	46,123
Aqua America, Inc. (Water Utilities)	1,593	53,047
ARRIS International PLC* (Communications Equipment)	1,711	47,943
Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)	826	64,775
Ashland Global Holdings, Inc. (Chemicals)	531	34,998
Aspen Insurance Holdings, Ltd. (Insurance)	531	26,470
Associated Banc-Corp. (Banks)	1,357	34,196
Atmos Energy Corp. (Gas Utilities)	944	78,304
Avis Budget Group, Inc.* (Road & Rail)	767	20,916
Avnet, Inc. (Electronic Equipment, Instruments & Components)	1,121	43,584
Avon Products, Inc.* (Personal Products)	3,953	15,021
BancorpSouth, Inc. (Banks)	767	23,394
Bank of Hawaii Corp. (Banks)	354	29,371
Bank of the Ozarks, Inc. (Banks)	1,062	49,776
Belden, Inc. (Electronic Equipment, Instruments & Components)	354	26,702
Bemis Co., Inc. (Containers & Packaging)	826	38,203
Big Lots, Inc. (Multiline Retail)	413	19,948
Bio-Rad Laboratories, Inc.*—Class A (Life Sciences Tools & Services)	177	40,057
Bio-Techne Corp. (Life Sciences Tools & Services)	354	41,595
Bioverativ, Inc.* (Biotechnology)	944	56,801
Black Hills Corp. (Multi-Utilities)	472	31,846
Blackbaud, Inc. (Software)	413	35,415
Brinker International, Inc. (Hotels, Restaurants & Leisure)	413	15,735
Broadridge Financial Solutions, Inc. (IT Services)	1,062	80,245
Brocade Communications Systems, Inc. (Communications Equipment)	3,658	46,127
Brown & Brown, Inc. (Insurance)	1,003	43,199
Brunswick Corp. (Leisure Products)	826	51,815
Buffalo Wild Wings, Inc.* (Hotels, Restaurants & Leisure)	118	14,951
Cabela’s, Inc.*—Class A (Specialty Retail)	472	28,046
Cable One, Inc. (Media)	59	41,943
Cabot Corp. (Chemicals)	590	31,524
Cadence Design Systems, Inc.* (Software)	2,537	84,963
CalAtlantic Group, Inc. (Household Durables)	649	22,942
Camden Property Trust (Equity Real Estate Investment Trusts)	767	65,586
Care Capital Properties, Inc. (Equity Real Estate Investment Trusts)	767	20,479
Carlisle Cos., Inc. (Industrial Conglomerates)	590	56,286

See accompanying notes to financial statements.

132 :: ProFund VP UltraMid-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
Carpenter Technology Corp. (Metals & Mining)	413	$15,459
Cars.com, Inc.* (Internet Software & Services)	649	17,283
Carter’s, Inc. (Textiles, Apparel & Luxury Goods)	413	36,736
Casey’s General Stores, Inc. (Food & Staples Retailing)	354	37,917
Catalent, Inc.* (Pharmaceuticals)	1,121	39,348
Cathay General Bancorp, Inc. (Banks)	649	24,630
CDK Global, Inc. (Software)	1,298	80,554
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	413	41,774
Chemical Financial Corp. (Banks)	649	31,418
Chico’s FAS, Inc. (Specialty Retail)	1,180	11,116
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	118	21,629
Ciena Corp.* (Communications Equipment)	1,298	32,476
Cinemark Holdings, Inc. (Media)	944	36,674
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	590	37,005
Clean Harbors, Inc.* (Commercial Services & Supplies)	472	26,352
CNO Financial Group, Inc. (Insurance)	1,534	32,030
Cognex Corp. (Electronic Equipment, Instruments & Components)	767	65,118
Coherent, Inc.* (Electronic Equipment, Instruments & Components)	236	53,098
Commerce Bancshares, Inc. (Banks)	767	43,589
Commercial Metals Co. (Metals & Mining)	1,062	20,635
CommVault Systems, Inc.* (Software)	354	19,983
Compass Minerals International, Inc. (Metals & Mining)	295	19,264
CONSOL Energy, Inc.* (Oil, Gas & Consumable Fuels)	1,593	23,799
Convergys Corp. (IT Services)	826	19,642
Cooper Tire & Rubber Co. (Auto Components)	472	17,039
Copart, Inc.* (Commercial Services & Supplies)	1,829	58,145
Corecivic, Inc. (Equity Real Estate Investment Trusts)	1,062	29,290
CoreLogic, Inc.* (IT Services)	767	33,272
Corporate Office Properties Trust (Equity Real Estate Investment Trusts)	885	31,002
Cousins Properties, Inc. (Equity Real Estate Investment Trusts)	3,776	33,191
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	236	39,471
Crane Co. (Machinery)	472	37,467
Cree, Inc.* (Semiconductors & Semiconductor Equipment)	885	21,815
Cullen/Frost Bankers, Inc. (Banks)	531	49,866
Curtiss-Wright Corp. (Aerospace & Defense)	413	37,905
Cypress Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	2,950	40,268
CyrusOne, Inc. (Equity Real Estate Investment Trusts)	708	39,471
Dana Holding Corp. (Auto Components)	1,298	28,984
DCT Industrial Trust, Inc. (Equity Real Estate Investment Trusts)	826	44,141
Dean Foods Co. (Food Products)	826	14,042
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	295	20,137
Deluxe Corp. (Commercial Services & Supplies)	413	28,588
Diamond Offshore Drilling, Inc.* (Energy Equipment & Services)	590	6,390
Dick’s Sporting Goods, Inc. (Specialty Retail)	767	30,550
Diebold, Inc. (Technology Hardware, Storage & Peripherals)	649	18,172
Dillard’s, Inc.—Class A (Multiline Retail)	236	13,615
Domino’s Pizza, Inc. (Hotels, Restaurants & Leisure)	413	87,362
Domtar Corp. (Paper & Forest Products)	590	22,668
Donaldson Co., Inc. (Machinery)	1,180	53,737
Douglas Emmett, Inc. (Equity Real Estate Investment Trusts)	1,298	49,597
Dril-Quip, Inc.* (Energy Equipment & Services)	354	17,275
DST Systems, Inc. (IT Services)	531	32,763
Duke Realty Corp. (Equity Real Estate Investment Trusts)	3,186	89,050
Dunkin’ Brands Group, Inc. (Hotels, Restaurants & Leisure)	826	45,529
Dycom Industries, Inc.* (Construction & Engineering)	295	26,408
Eagle Materials, Inc. (Construction Materials)	413	38,169
East West Bancorp, Inc. (Banks)	1,298	76,036
Eaton Vance Corp. (Capital Markets)	1,003	47,462
Edgewell Personal Care Co.* (Personal Products)	531	40,368
Education Realty Trust, Inc. (Equity Real Estate Investment Trusts)	649	25,149
EMCOR Group, Inc. (Construction & Engineering)	531	34,717
Endo International PLC* (Pharmaceuticals)	1,770	19,771
Energen Corp.* (Oil, Gas & Consumable Fuels)	885	43,693
Energizer Holdings, Inc. (Household Products)	531	25,499
EnerSys (Electrical Equipment)	413	29,922
Ensco PLCADR—Class A (Energy Equipment & Services)	2,714	14,004
EPR Properties (Equity Real Estate Investment Trusts)	590	42,403
Esterline Technologies Corp.* (Aerospace & Defense)	295	27,966
F.N.B. Corp. (Banks)	2,891	40,937
FactSet Research Systems, Inc. (Capital Markets)	354	58,828
Fair Isaac Corp. (Software)	295	41,126
Federated Investors, Inc.—Class B (Capital Markets)	826	23,335
First American Financial Corp. (Insurance)	1,003	44,824
First Horizon National Corp. (Banks)	2,124	37,000
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,062	30,394
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	708	28,235
Flowers Foods, Inc. (Food Products)	1,652	28,596
Fortinet, Inc.* (Software)	1,357	50,806
Frontier Communications Corp. (Diversified Telecommunication Services)	10,502	12,182
FTI Consulting, Inc.* (Professional Services)	354	12,376
Fulton Financial Corp. (Banks)	1,593	30,267
GameStop Corp.—Class A (Specialty Retail)	885	19,125
GATX Corp. (Trading Companies & Distributors)	354	22,752
Genesee & Wyoming, Inc.*—Class A (Road & Rail)	531	36,315
Gentex Corp. (Auto Components)	2,596	49,247
Genworth Financial, Inc.*—Class A (Insurance)	4,484	16,905
Globus Medical, Inc.*—Class A (Health Care Equipment & Supplies)	649	21,514
Graco, Inc. (Machinery)	472	51,580
Graham Holdings Co.—Class B (Diversified Consumer Services)	59	35,379
Granite Construction, Inc. (Construction & Engineering)	354	17,077
Great Plains Energy, Inc. (Electric Utilities)	1,947	57,008
Greif, Inc.—Class A (Containers & Packaging)	236	13,164

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraMid-Cap :: 133

Common Stocks, continued

	Shares	Value
Gulfport Energy Corp.* (Oil, Gas & Consumable Fuels)	1,416	$20,886
Halyard Health, Inc.* (Health Care Equipment & Supplies)	413	16,223
Hancock Holding Co. (Banks)	767	37,583
Hawaiian Electric Industries, Inc. (Electric Utilities)	1,003	32,477
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,062	36,267
HealthSouth Corp. (Health Care Providers & Services)	826	39,978
Helen of Troy, Ltd.* (Household Durables)	236	22,208
Herman Miller, Inc. (Commercial Services & Supplies)	531	16,142
Highwoods Properties, Inc. (Equity Real Estate Investment Trusts)	944	47,870
Hill-Rom Holdings, Inc. (Health Care Equipment & Supplies)	531	42,273
HNI Corp. (Commercial Services & Supplies)	413	16,466
HollyFrontier Corp. (Oil, Gas & Consumable Fuels)	1,593	43,761
Home BancShares, Inc. (Banks)	1,121	27,913
Hospitality Properties Trust (Equity Real Estate Investment Trusts)	1,475	42,996
HSN, Inc. (Internet & Direct Marketing Retail)	295	9,411
Hubbell, Inc. (Electrical Equipment)	472	53,416
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	413	76,884
IDACORP, Inc. (Electric Utilities)	472	40,285
IDEX Corp. (Machinery)	708	80,012
INC Research Holdings, Inc.*—Class A (Life Sciences Tools & Services)	472	27,612
Ingredion, Inc. (Food Products)	649	77,366
Integrated Device Technology, Inc.* (Semiconductors & Semiconductor Equipment)	1,180	30,432
InterDigital, Inc. (Communications Equipment)	295	22,804
International Bancshares Corp. (Banks)	531	18,612
International Speedway Corp.—Class A (Hotels, Restaurants & Leisure)	236	8,862
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	354	51,365
ITT, Inc. (Machinery)	767	30,818
j2 Global, Inc. (Internet Software & Services)	413	35,142
Jabil Circuit, Inc. (Electronic Equipment, Instruments & Components)	1,652	48,222
Jack Henry & Associates, Inc. (IT Services)	708	73,540
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	236	23,246
Janus Henderson Group PLC* (Capital Markets)	1,593	52,744
JetBlue Airways Corp.* (Airlines)	3,009	68,695
John Wiley & Sons, Inc.—Class A (Media)	413	21,786
Jones Lang LaSalle, Inc. (Real Estate Management & Development)	413	51,625
Kate Spade & Co.* (Textiles, Apparel & Luxury Goods)	1,180	21,818
KB Home (Household Durables)	767	18,385
KBR, Inc. (Construction & Engineering)	1,298	19,756
Kemper Corp. (Insurance)	413	15,942
Kennametal, Inc. (Machinery)	708	26,493
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	1,652	64,312
Kilroy Realty Corp. (Equity Real Estate Investment Trusts)	885	66,508
Kirby Corp.* (Marine)	472	31,553
KLX, Inc.* (Aerospace & Defense)	472	23,600
Knowles Corp.* (Electronic Equipment, Instruments & Components)	826	13,976
Lamar Advertising Co.—Class A (Equity Real Estate Investment Trusts)	767	56,428
Lamb Weston Holding, Inc. (Food Products)	1,239	54,566
Lancaster Colony Corp. (Food Products)	177	21,704
Landstar System, Inc. (Road & Rail)	354	30,302
LaSalle Hotel Properties (Equity Real Estate Investment Trusts)	1,003	29,889
Legg Mason, Inc. (Capital Markets)	767	29,269
Leidos Holdings, Inc. (IT Services)	1,298	67,094
Lennox International, Inc. (Building Products)	354	65,009
Liberty Property Trust (Equity Real Estate Investment Trusts)	1,298	52,842
Life Storage, Inc. (Equity Real Estate Investment Trusts)	413	30,603
LifePoint Health, Inc.* (Health Care Providers & Services)	354	23,771
Lincoln Electric Holdings, Inc. (Machinery)	531	48,900
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	177	29,205
LivaNova PLC* (Health Care Equipment & Supplies)	413	25,280
Live Nation Entertainment, Inc.* (Media)	1,180	41,123
LogMeIn, Inc. (Internet Software & Services)	472	49,324
Louisiana-Pacific Corp.* (Paper & Forest Products)	1,298	31,295
Mack-Cali Realty Corp. (Equity Real Estate Investment Trusts)	826	22,418
Manhattan Associates, Inc.* (Software)	649	31,191
ManpowerGroup, Inc. (Professional Services)	590	65,873
MarketAxess Holdings, Inc. (Capital Markets)	354	71,189
Masimo Corp.* (Health Care Equipment & Supplies)	413	37,657
Matador Resources Co.* (Oil, Gas & Consumable Fuels)	826	17,652
MAXIMUS, Inc. (IT Services)	590	36,952
MB Financial, Inc. (Banks)	649	28,582
MDU Resources Group, Inc. (Multi-Utilities)	1,770	46,375
Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts)	3,245	41,763
Medidata Solutions, Inc.* (Health Care Technology)	472	36,910
MEDNAX, Inc.* (Health Care Providers & Services)	826	49,866
Mercury General Corp. (Insurance)	354	19,116
Meredith Corp. (Media)	354	21,045
Microsemi Corp.* (Semiconductors & Semiconductor Equipment)	1,062	49,702
Minerals Technologies, Inc. (Chemicals)	295	21,594
Molina Healthcare, Inc.* (Health Care Providers & Services)	413	28,571
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	354	34,126
MSA Safety, Inc. (Commercial Services & Supplies)	295	23,945
MSC Industrial Direct Co., Inc.—Class A (Trading Companies & Distributors)	413	35,501
MSCI, Inc.—Class A (Capital Markets)	826	85,070
Murphy USA, Inc.* (Specialty Retail)	295	21,862
Nabors Industries, Ltd. (Energy Equipment & Services)	2,537	20,651
National Fuel Gas Co. (Gas Utilities)	767	42,829

See accompanying notes to financial statements.

134 :: ProFund VP UltraMid-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
National Instruments Corp. (Electronic Equipment, Instruments & Components)	944	$37,968
National Retail Properties, Inc. (Equity Real Estate Investment Trusts)	1,357	53,059
NCR Corp.* (Technology Hardware, Storage & Peripherals)	1,062	43,372
NetScout Systems, Inc.* (Communications Equipment)	826	28,414
NeuStar, Inc.*—Class A (IT Services)	472	15,741
New Jersey Resources Corp. (Gas Utilities)	767	30,450
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)	4,366	57,326
NewMarket Corp. (Chemicals)	59	27,168
Nordson Corp. (Machinery)	472	57,263
NorthWestern Corp. (Multi-Utilities)	413	25,201
NOW, Inc.* (Trading Companies & Distributors)	944	15,180
Nu Skin Enterprises, Inc.—Class A (Personal Products)	472	29,660
NuVasive, Inc.* (Health Care Equipment & Supplies)	472	36,306
NVR, Inc.* (Household Durables)	59	142,225
Oceaneering International, Inc. (Energy Equipment & Services)	885	20,213
Office Depot, Inc. (Specialty Retail)	4,661	26,288
OGE Energy Corp. (Electric Utilities)	1,770	61,578
Oil States International, Inc.* (Energy Equipment & Services)	472	12,815
Old Dominion Freight Line, Inc. (Road & Rail)	649	61,810
Old Republic International Corp. (Insurance)	2,183	42,634
Olin Corp. (Chemicals)	1,475	44,663
Omega Healthcare Investors, Inc. (Equity Real Estate Investment Trusts)	1,770	58,445
ONE Gas, Inc. (Gas Utilities)	472	32,950
Orbital ATK, Inc. (Aerospace & Defense)	531	52,229
Oshkosh Corp. (Machinery)	649	44,703
Owens & Minor, Inc. (Health Care Providers & Services)	531	17,093
Owens-Illinois, Inc.* (Containers & Packaging)	1,475	35,282
Packaging Corp. of America (Containers & Packaging)	826	92,007
PacWest Bancorp (Banks)	1,062	49,595
Panera Bread Co.*—Class A (Hotels, Restaurants & Leisure)	177	55,691
Papa John’s International, Inc. (Hotels, Restaurants & Leisure)	236	16,935
PAREXEL International Corp.* (Life Sciences Tools & Services)	472	41,022
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	1,475	29,780
PBF Energy, Inc.—Class A (Oil, Gas & Consumable Fuels)	1,003	22,327
Pinnacle Financial Partners, Inc. (Banks)	649	40,757
Pitney Bowes, Inc. (Commercial Services & Supplies)	1,652	24,945
Plantronics, Inc. (Communications Equipment)	295	15,431
PNM Resources, Inc. (Electric Utilities)	708	27,081
Polaris Industries, Inc. (Leisure Products)	531	48,974
PolyOne Corp. (Chemicals)	708	27,428
Pool Corp. (Distributors)	354	41,620
Post Holdings, Inc.* (Food Products)	590	45,814
Potlatch Corp. (Equity Real Estate Investment Trusts)	354	16,178
Prestige Brands Holdings, Inc.* (Pharmaceuticals)	472	24,926
Primerica, Inc. (Insurance)	413	31,285
Prosperity Bancshares, Inc. (Banks)	649	41,692
PTC, Inc.* (Software)	1,062	58,537
QEP Resources, Inc.* (Oil, Gas & Consumable Fuels)	2,183	22,048
Quality Care Properties* (Equity Real Estate Investment Trusts)	826	15,124
Rayonier, Inc. (Equity Real Estate Investment Trusts)	1,180	33,949
Regal Beloit Corp. (Electrical Equipment)	413	33,680
Reinsurance Group of America, Inc. (Insurance)	590	75,751
Reliance Steel & Aluminum Co. (Metals & Mining)	649	47,254
RenaissanceRe Holdings, Ltd. (Insurance)	354	49,224
ResMed, Inc. (Health Care Equipment & Supplies)	1,298	101,075
Rollins, Inc. (Commercial Services & Supplies)	885	36,028
Rowan Cos. PLC*—Class A (Energy Equipment & Services)	1,121	11,479
Royal Gold, Inc. (Metals & Mining)	590	46,120
RPM International, Inc. (Chemicals)	1,180	64,369
Ryder System, Inc. (Road & Rail)	472	33,975
Sabre Corp. (IT Services)	1,829	39,817
Sally Beauty Holdings, Inc.* (Specialty Retail)	1,239	25,090
Science Applications International Corp. (IT Services)	413	28,670
SEI Investments Co. (Capital Markets)	1,180	63,460
Senior Housing Properties Trust (Equity Real Estate Investment Trusts)	2,124	43,415
Sensient Technologies Corp. (Chemicals)	413	33,259
Service Corp. International (Diversified Consumer Services)	1,711	57,233
Signature Bank* (Banks)	472	67,746
Silgan Holdings, Inc. (Containers & Packaging)	649	20,625
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	354	24,196
Skechers U.S.A., Inc.*—Class A (Textiles, Apparel & Luxury Goods)	1,180	34,810
SLM Corp.* (Consumer Finance)	3,894	44,781
SM Energy Co. (Oil, Gas & Consumable Fuels)	885	14,629
Snyder’s-Lance, Inc. (Food Products)	767	26,554
Sonoco Products Co. (Containers & Packaging)	885	45,507
Sotheby’s*—Class A (Diversified Consumer Services)	413	22,166
Southwest Gas Corp. (Gas Utilities)	413	30,174
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	4,543	27,621
Sprouts Farmers Market, Inc.* (Food & Staples Retailing)	1,180	26,751
Steel Dynamics, Inc. (Metals & Mining)	2,183	78,172
STERIS PLC (Health Care Equipment & Supplies)	767	62,511
Stifel Financial Corp.* (Capital Markets)	590	27,128
Superior Energy Services, Inc.* (Energy Equipment & Services)	1,357	14,154
SVB Financial Group* (Banks)	472	82,972
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	295	15,254
SYNNEX Corp. (Electronic Equipment, Instruments & Components)	236	28,311
Synovus Financial Corp. (Banks)	1,121	49,593
Take-Two Interactive Software, Inc.* (Software)	944	69,271
Tanger Factory Outlet Centers, Inc. (Equity Real Estate Investment Trusts)	885	22,992
Taubman Centers, Inc. (Equity Real Estate Investment Trusts)	531	31,621

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraMid-Cap :: 135

Common Stocks, continued

	Shares	Value
TCF Financial Corp. (Banks)	1,534	$24,452
Tech Data Corp.* (Electronic Equipment, Instruments & Components)	295	29,795
TEGNA, Inc. (Media)	1,947	28,056
Teledyne Technologies, Inc.* (Aerospace & Defense)	295	37,657
Teleflex, Inc. (Health Care Equipment & Supplies)	413	85,805
Telephone & Data Systems, Inc. (Wireless Telecommunication Services)	826	22,922
Tempur Sealy International, Inc.* (Household Durables)	413	22,050
Tenet Healthcare Corp.* (Health Care Providers & Services)	708	13,693
Teradata Corp.* (IT Services)	1,180	34,798
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	1,770	53,152
Terex Corp. (Machinery)	885	33,188
Texas Capital Bancshares, Inc.* (Banks)	472	36,533
Texas Roadhouse, Inc.—Class A (Hotels, Restaurants & Leisure)	590	30,061
The Boston Beer Co., Inc.*—Class A (Beverages)	59	7,797
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	413	20,774
The Chemours Co. (Chemicals)	1,652	62,644
The Dun & Bradstreet Corp. (Professional Services)	354	38,285
The GEO Group, Inc. (Equity Real Estate Investment Trusts)	1,121	33,148
The Hain Celestial Group, Inc.* (Food Products)	944	36,646
The Hanover Insurance Group, Inc. (Insurance)	354	31,375
The Michaels Cos., Inc.* (Specialty Retail)	944	17,483
The New York Times Co.—Class A (Media)	1,121	19,842
The Scotts Miracle-Gro Co.—Class A (Chemicals)	413	36,947
The Timken Co. (Machinery)	649	30,016
The Toro Co. (Machinery)	944	65,410
The Ultimate Software Group, Inc.* (Software)	295	61,968
The Wendy’s Co. (Hotels, Restaurants & Leisure)	1,711	26,538
Thor Industries, Inc. (Automobiles)	413	43,167
Toll Brothers, Inc. (Household Durables)	1,357	53,615
Tootsie Roll Industries, Inc. (Food Products)	177	6,168
TreeHouse Foods, Inc.* (Food Products)	531	43,377
TRI Pointe Group, Inc.* (Household Durables)	1,416	18,677
Trimble Navigation, Ltd.* (Electronic Equipment, Instruments & Components)	2,242	79,973
Trinity Industries, Inc. (Machinery)	1,357	38,037
Trustmark Corp. (Banks)	590	18,974
Tupperware Brands Corp. (Household Durables)	472	33,149
Tyler Technologies, Inc.* (Software)	295	51,823
UGI Corp. (Gas Utilities)	1,534	74,261
UMB Financial Corp. (Banks)	413	30,917
Umpqua Holdings Corp. (Banks)	2,006	36,830
United Bankshares, Inc. (Banks)	944	37,005
United Natural Foods, Inc.* (Food & Staples Retailing)	472	17,322
United States Steel Corp. (Metals & Mining)	1,593	35,269
United Therapeutics Corp.* (Biotechnology)	413	53,578
Uniti Group, Inc. (Equity Real Estate Investment Trusts)	1,416	35,598
Urban Edge Properties (Equity Real Estate Investment Trusts)	885	21,001
Urban Outfitters, Inc.* (Specialty Retail)	767	14,220
Valley National Bancorp (Banks)	2,360	27,872
Valmont Industries, Inc. (Construction & Engineering)	177	26,479
Valvoline, Inc. (Chemicals)	1,829	43,384
VCA, Inc.* (Health Care Providers & Services)	708	65,355
Vectren Corp. (Multi-Utilities)	767	44,823
VeriFone Systems, Inc.* (Electronic Equipment, Instruments & Components)	1,003	18,154
Versum Materials, Inc. (Semiconductors & Semiconductor Equipment)	1,003	32,598
ViaSat, Inc.* (Communications Equipment)	472	31,246
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	1,180	19,588
W.R. Berkley Corp. (Insurance)	885	61,215
Wabtec Corp. (Machinery)	767	70,181
Washington Federal, Inc. (Thrifts & Mortgage Finance)	826	27,423
Washington Prime Group, Inc. (Equity Real Estate Investment Trusts)	1,652	13,827
Watsco, Inc. (Trading Companies & Distributors)	295	45,489
WebMD Health Corp.* (Internet Software & Services)	354	20,762
Webster Financial Corp. (Banks)	826	43,134
Weingarten Realty Investors (Equity Real Estate Investment Trusts)	1,062	31,966
WellCare Health Plans, Inc.* (Health Care Providers & Services)	413	74,159
Werner Enterprises, Inc. (Road & Rail)	413	12,122
West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	649	61,343
Westar Energy, Inc. (Electric Utilities)	1,298	68,821
WEX, Inc.* (IT Services)	354	36,912
WGL Holdings, Inc. (Gas Utilities)	472	39,379
Williams-Sonoma, Inc. (Specialty Retail)	708	34,337
Wintrust Financial Corp. (Banks)	472	36,080
Woodward, Inc. (Machinery)	472	31,898
World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	649	24,954
Worthington Industries, Inc. (Metals & Mining)	413	20,741
WPX Energy, Inc.* (Oil, Gas & Consumable Fuels)	3,540	34,196
Zebra Technologies Corp.*—Class A (Electronic Equipment, Instruments & Components)	472	47,445
TOTAL COMMON STOCKS (Cost $8,867,839)		14,898,685

Repurchase Agreements(a)(b) (44.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.97%—1.05%, dated 6/30/17, due 7/3/17, total to be received $14,104,173	$14,103,000	$14,103,000
TOTAL REPURCHASE AGREEMENTS (Cost $14,103,000)		14,103,000
TOTAL INVESTMENT SECURITIES (Cost $22,970,839)—90.4%		29,001,685
Net other assets (liabilities)—9.6%		3,070,806
NET ASSETS—100.0%		$32,072,491

*                 Non-income producing security.

See accompanying notes to financial statements.

136 :: ProFund VP UltraMid-Cap :: Financial Statements

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2017, the aggregate amount held in a segregated account was $6,224,000.

(b)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR    American Depositary Receipt

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini S&P MidCap 400 Futures Contracts	17	9/18/17	$2,967,010	$15,946

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
S&P MidCap 400	Goldman Sachs International	7/27/17	1.64%	$10,870,232	$51,800
SPDR S&P MidCap 400 ETF	Goldman Sachs International	7/27/17	1.39%	3,651,968	61,409
				14,522,200	113,209
S&P MidCap 400	UBS AG	7/27/17	1.64%	17,543,426	108,309
SPDR S&P MidCap 400 ETF	UBS AG	7/27/17	1.49%	14,172,971	24,770
				31,716,397	133,079
				$46,238,597	$246,288

^                  Reflects the floating financing rate, as of June 30, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

ProFund VP UltraMid-Cap invested in the following industries as of June 30, 2017:

	Value	% of Net Assets
Aerospace & Defense	$256,241	0.8%
Airlines	68,695	0.2%
Auto Components	95,270	0.3%
Automobiles	43,167	0.1%
Banks	1,207,322	3.8%
Beverages	7,797	NM
Biotechnology	110,379	0.3%
Building Products	138,125	0.4%
Capital Markets	458,485	1.4%
Chemicals	427,978	1.4%
Commercial Services & Supplies	230,611	0.7%
Communications Equipment	224,441	0.7%
Construction & Engineering	170,216	0.5%
Construction Materials	38,169	0.1%
Consumer Finance	44,781	0.1%
Containers & Packaging	290,911	0.9%
Distributors	41,620	0.1%
Diversified Consumer Services	134,929	0.4%
Diversified Telecommunication Services	12,182	NM
Electric Utilities	287,250	0.9%
Electrical Equipment	117,018	0.4%
Electronic Equipment, Instruments & Components	721,591	2.3%
Energy Equipment & Services	146,761	0.5%
Equity Real Estate Investment Trusts	1,393,474	4.4%
Food & Staples Retailing	81,990	0.3%
Food Products	354,833	1.0%
Gas Utilities	328,347	0.9%
Health Care Equipment & Supplies	540,715	1.7%
Health Care Providers & Services	347,447	1.1%
Health Care Technology	57,990	0.2%
Hotels, Restaurants & Leisure	406,784	1.4%
Household Durables	333,251	1.1%
Household Products	25,499	0.1%
Industrial Conglomerates	56,286	0.2%
Insurance	624,647	1.9%
Internet & Direct Marketing Retail	9,411	NM
Internet Software & Services	122,511	0.4%
IT Services	517,840	1.6%
Leisure Products	100,789	0.3%
Life Sciences Tools & Services	192,060	0.6%
Machinery	739,463	2.3%
Marine	31,553	0.1%
Media	235,679	0.7%
Metals & Mining	299,975	0.9%
Multiline Retail	33,563	0.1%
Multi-Utilities	148,245	0.5%
Oil, Gas & Consumable Fuels	295,566	0.9%
Paper & Forest Products	53,963	0.2%
Personal Products	85,049	0.3%
Pharmaceuticals	109,770	0.3%
Professional Services	116,534	0.4%
Real Estate Management & Development	68,715	0.2%
Road & Rail	195,440	0.6%
Semiconductors & Semiconductor Equipment	366,783	1.1%
Software	609,394	1.9%
Specialty Retail	268,842	0.8%
Technology Hardware, Storage & Peripherals	79,197	0.2%
Textiles, Apparel & Luxury Goods	113,501	0.4%
Thrifts & Mortgage Finance	84,749	0.3%

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraMid-Cap :: 137

	Value	% of Net Assets
Trading Companies & Distributors	$118,922	0.4%
Water Utilities	53,047	0.2%
Wireless Telecommunication Services	22,922	0.1%
Other**	17,173,806	53.6%
Total	$32,072,491	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM         Not meaningful, amount is less than 0.05%.

See accompanying notes to financial statements.

138 :: ProFund VP UltraMid-Cap :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2017

ASSETS:
Total Investment Securities, at cost	$22,970,839
Securities, at value	14,898,685
Repurchase agreements, at value	14,103,000
Total Investment Securities, at value	29,001,685
Cash	614
Segregated cash balances with brokers	119,680
Dividends and interest receivable	15,505
Unrealized gain on swap agreements	246,288
Receivable for capital shares issued	4,222,032
Variation margin on futures contracts	680
Prepaid expenses	364
TOTAL ASSETS	33,606,848
LIABILITIES:
Payable for capital shares redeemed	1,491,405
Advisory fees payable	13,149
Management services fees payable	1,753
Administration fees payable	620
Administrative services fees payable	6,434
Distribution fees payable	5,801
Transfer agency fees payable	973
Fund accounting fees payable	757
Compliance services fees payable	252
Other accrued expenses	13,213
TOTAL LIABILITIES	1,534,357
NET ASSETS	$32,072,491
NET ASSETS CONSIST OF:
Capital	$23,203,083
Accumulated net investment income (loss)	(54,932)
Accumulated net realized gains (losses) on investments	2,631,260
Net unrealized appreciation (depreciation) on investments	6,293,080
NET ASSETS	$32,072,491
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	426,442
Net Asset Value (offering and redemption price per share)	$75.21

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2017

INVESTMENT INCOME:
Dividends	$135,265
Interest	24,263
TOTAL INVESTMENT INCOME	159,528
EXPENSES:
Advisory fees	95,741
Management services fees	12,765
Administration fees	4,614
Transfer agency fees	6,627
Administrative services fees	33,069
Distribution fees	31,914
Custody fees	1,836
Fund accounting fees	6,523
Trustee fees	371
Compliance services fees	127
Other fees	14,873
Recoupment of prior expenses reduced by the Advisor	6,000
TOTAL NET EXPENSES	214,460
NET INVESTMENT INCOME (LOSS)	(54,932)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	962,282
Net realized gains (losses) on futures contracts	136,472
Net realized gains (losses) on swap agreements	1,718,538
Change in net unrealized appreciation/depreciation on investments	877,910
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	3,695,202
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$3,640,270

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraMid-Cap :: 139

Statements of Changes in Net Assets

	Six Months Ended June 30, 2017 (unaudited)	Year Ended December 31, 2016
FROM INVESTMENT ACTIVITES:
OPERATIONS:
Net investment income (loss)	$(54,932)	$(107,125)
Net realized gains (losses) on investments	2,817,292	6,911,697
Change in net unrealized appreciation/depreciation on investments	877,910	963,998
Change in net assets resulting from operations	3,640,270	7,768,570
CAPITAL TRANSACTIONS:
Proceeds from shares issued	251,607,257	378,564,383
Value of shares redeemed	(260,743,719)	(375,804,879)
Change in net assets resulting from capital transactions	(9,136,462)	2,759,504
Change in net assets	(5,496,192)	10,528,074
NET ASSETS:
Beginning of period	37,568,683	27,040,609
End of period	$32,072,491	$37,568,683
Accumulated net investment income (loss)	$(54,932)	$—
SHARE TRANSACTIONS:
Issued	3,451,932	6,721,958
Redeemed	(3,573,109)	(6,717,830)
Change in shares	(121,177)	4,128

See accompanying notes to financial statements.

140 :: ProFund VP UltraMid-Cap :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2017 (unaudited)		Year Ended Dec. 31, 2016	Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012
Net Asset Value, Beginning of Period	$68.60		$49.75	$61.87	$53.64	$31.44	$23.72
Investment Activities:
Net investment income (loss)(a)	(0.16)		(0.28)	(0.44)	(0.42)	(0.34)	(0.21)
Net realized and unrealized gains (losses) on investments	6.77		19.13	(4.14)	8.65	22.54	7.93
Total income (loss) from investment activities	6.61		18.85	(4.58)	8.23	22.20	7.72
Distributions to Shareholders From:
Net realized gains on investments	—		—	(7.54)	—	—	—
Net Asset Value, End of Period	$75.21		$68.60	$49.75	$61.87	$53.64	$31.44
Total Return	9.62	%(b)	37.91%	(9.15)%	15.34%	70.61%	32.49%
Ratios to Average Net Assets:
Gross expenses(c)	1.68%		1.68%	1.68%	1.79%	1.76%	1.84%
Net expenses(c)	1.68%		1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(c)	(0.43)%		(0.50)%	(0.75)%	(0.75)%	(0.80)%	(0.75)%
Supplemental Data:
Net assets, end of period (000’s)	$32,072		$37,569	$27,041	$32,452	$26,717	$22,873
Portfolio turnover rate(d)	238	%(b)	547%	463%	430%	38%	67%

(a)           Per share net investment income (loss) has been calculated using the average daily shares method.

(b)          Not annualized for periods less than one year.

(c)           Annualized for periods less than one year.

(d)          Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraSmall-Cap :: 141

Investment Objective: The ProFund VP UltraSmall-Cap seeks daily investment results that, before fees and expenses, correspond to twice (2x) the daily performance of the Russell 2000® Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2017

Market Exposure

Investment Type	% of Net Assets
Equity Securities	34%
Futures Contracts	22%
Swap Agreements	144%
Total Exposure	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Kite Pharma, Inc.	0.1%
Fair Isaac Corp.	0.1%
Bluebird Bio, Inc.	0.1%
PAREXEL International Corp.	0.1%
IDACORP, Inc.	0.1%

Russell 2000 Index — Composition

% of Index
Financials	18%
Information Technology	17%
Health Care	15%
Industrials	15%
Consumer Discretionary	12%
Real Estate	7%
Energy	4%
Materials	4%
Utilities	4%
Consumer Staples	3%
Telecommunication Services	1%

Schedule of Portfolio Investments (unaudited)

Common Stocks (34.3%)

	Shares	Value
1-800-Flowers.com, Inc.*—Class A (Internet & Direct Marketing Retail)	276	$2,691
2U, Inc.* (Internet Software & Services)	230	10,792
3D Systems Corp.* (Technology Hardware, Storage & Peripherals)	598	11,183
8x8, Inc.* (Software)	552	8,032
A. Schulman, Inc. (Chemicals)	184	5,888
A10 Networks, Inc.* (Software)	414	3,494
AAON, Inc. (Building Products)	230	8,476
AAR Corp. (Aerospace & Defense)	184	6,396
Aaron’s, Inc. (Specialty Retail)	368	14,314
Abeona Therapeutics, Inc.* (Biotechnology)	414	2,650
Abercrombie & Fitch Co.—Class A (Specialty Retail)	460	5,722
ABM Industries, Inc. (Commercial Services & Supplies)	322	13,369
Abraxas Petroleum Corp.* (Oil, Gas & Consumable Fuels)	1,472	2,385
Acacia Research Corp.* (Professional Services)	598	2,452
Acadia Realty Trust (Equity Real Estate Investment Trusts)	460	12,788
Accelerate Diagnostics, Inc.* (Life Sciences Tools & Services)	184	5,032
Acceleron Pharma, Inc.* (Biotechnology)	184	5,592
ACCO Brands Corp.* (Commercial Services & Supplies)	644	7,503
Accuray, Inc.* (Health Care Equipment & Supplies)	736	3,496
Aceto Corp. (Health Care Providers & Services)	230	3,554
Achaogen, Inc.* (Biotechnology)	184	3,998
Achillion Pharmaceuticals, Inc.* (Biotechnology)	920	4,223
ACI Worldwide, Inc.* (Software)	644	14,406
Acorda Therapeutics, Inc.* (Biotechnology)	276	5,437
Actua Corp.* (Internet Software & Services)	230	3,232
Actuant Corp.—Class A (Machinery)	368	9,053
Acxiom Corp.* (IT Services)	460	11,951
Adtalem Global Education, Inc. (Diversified Consumer Services)	322	12,220
ADTRAN, Inc. (Communications Equipment)	322	6,649
Aduro Biotech, Inc.* (Biotechnology)	322	3,671
Advanced Disposal Services, Inc.* (Commercial Services & Supplies)	184	4,182
Advanced Drainage Systems, Inc. (Building Products)	230	4,623
Advanced Energy Industries, Inc.* (Semiconductors & Semiconductor Equipment)	230	14,879
AdvanSix, Inc.* (Chemicals)	184	5,748
Advaxis, Inc.* (Biotechnology)	368	2,388
Aegion Corp.* (Construction & Engineering)	230	5,032
Aerie Pharmaceuticals, Inc.* (Pharmaceuticals)	184	9,669
Aerohive Networks, Inc.* (Communications Equipment)	460	2,300
Aerojet Rocketdyne Holdings, Inc.* (Aerospace & Defense)	414	8,611
AG Mortgage Investment Trust, Inc. (Mortgage Real Estate Investment Trusts)	230	4,209
Agenus, Inc.* (Biotechnology)	782	3,058
Agree Realty Corp. (Equity Real Estate Investment Trusts)	138	6,330
Aimmune Therapeutics, Inc.* (Biotechnology)	230	4,729
Air Transport Services Group, Inc.* (Air Freight & Logistics)	322	7,013
Aircastle, Ltd. (Trading Companies & Distributors)	276	6,003
AK Steel Holding Corp.* (Metals & Mining)	1,794	11,787
Akebia Therapeutics, Inc.* (Biotechnology)	276	3,966

See accompanying notes to financial statements.

142 :: ProFund VP UltraSmall-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
Albany International Corp.—Class A (Machinery)	184	$9,826
Albany Molecular Research, Inc.* (Life Sciences Tools & Services)	184	3,993
Alder Biopharmaceuticals, Inc.* (Biotechnology)	322	3,687
Alexander & Baldwin, Inc. (Real Estate Management & Development)	276	11,421
Allegheny Technologies, Inc. (Metals & Mining)	598	10,172
ALLETE, Inc. (Electric Utilities)	276	19,784
Allscripts Healthcare Solutions, Inc.* (Health Care Technology)	1,012	12,913
Altisource Residential Corp. (Mortgage Real Estate Investment Trusts)	368	4,762
Altra Industrial Motion Corp. (Machinery)	184	7,323
AMAG Pharmaceuticals, Inc.* (Biotechnology)	276	5,078
Ambac Financial Group, Inc.* (Insurance)	322	5,587
Ambarella, Inc.* (Semiconductors & Semiconductor Equipment)	184	8,933
AMC Entertainment Holdings, Inc.—Class A (Media)	322	7,326
Amedisys, Inc.* (Health Care Providers & Services)	184	11,557
American Assets Trust, Inc. (Equity Real Estate Investment Trusts)	230	9,060
American Axle & Manufacturing Holdings, Inc.* (Auto Components)	506	7,894
American Eagle Outfitters, Inc. (Specialty Retail)	920	11,086
American Equity Investment Life Holding Co. (Insurance)	506	13,298
American Outdoor Brands Corp.* (Leisure Products)	322	7,136
American Software, Inc.—Class A (Software)	276	2,840
American States Water Co. (Water Utilities)	230	10,904
American Vanguard Corp. (Chemicals)	230	3,968
Ameris Bancorp (Banks)	230	11,086
Amicus Therapeutics, Inc.* (Biotechnology)	874	8,801
Amkor Technology, Inc.* (Semiconductors & Semiconductor Equipment)	644	6,292
AMN Healthcare Services, Inc.* (Health Care Providers & Services)	276	10,778
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	276	4,929
Amplify Snack Brands, Inc.* (Food Products)	322	3,104
AmTrust Financial Services, Inc. (Insurance)	506	7,661
Anavex Life Sciences Corp.* (Biotechnology)	414	2,202
Angie’s List, Inc.* (Internet Software & Services)	322	4,118
AngioDynamics, Inc.* (Health Care Equipment & Supplies)	276	4,474
Anixter International, Inc.* (Electronic Equipment, Instruments & Components)	184	14,389
Antares Pharma, Inc.* (Health Care Equipment & Supplies)	1,196	3,851
Anworth Mortgage Asset Corp. (Mortgage Real Estate Investment Trusts)	690	4,147
Apogee Enterprises, Inc. (Building Products)	184	10,459
Apollo Commercial Real Estate Finance, Inc. (Mortgage Real Estate Investment Trusts)	552	10,240
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	230	13,582
Approach Resources, Inc.* (Oil, Gas & Consumable Fuels)	690	2,325
Aratana Therapeutics, Inc.* (Pharmaceuticals)	414	2,993
ARC Document Solutions, Inc.* (Commercial Services & Supplies)	552	2,296
ArcBest Corp. (Road & Rail)	184	3,790
Archrock, Inc. (Energy Equipment & Services)	460	5,244
Ardelyx, Inc.* (Biotechnology)	460	2,346
Ardmore Shipping Corp. (Oil, Gas & Consumable Fuels)	322	2,624
Arena Pharmaceuticals, Inc.* (Biotechnology)	276	4,656
Ares Commercial Real Estate Corp. (Mortgage Real Estate Investment Trusts)	230	3,011
Argo Group International Holdings, Ltd. (Insurance)	184	11,150
Armada Hoffler Properties, Inc. (Equity Real Estate Investment Trusts)	322	4,170
ARMOUR Residential REIT, Inc. (Mortgage Real Estate Investment Trusts)	230	5,750
Armstrong Flooring, Inc.* (Building Products)	184	3,306
Array BioPharma, Inc.* (Biotechnology)	1,012	8,470
Artisan Partners Asset Management, Inc. (Capital Markets)	276	8,473
Ascena Retail Group, Inc.* (Specialty Retail)	1,426	3,066
Ashford Hospitality Prime, Inc. (Equity Real Estate Investment Trusts)	276	2,840
Ashford Hospitality Trust, Inc. (Equity Real Estate Investment Trusts)	598	3,636
Aspen Technology, Inc.* (Software)	414	22,878
Asterias Biotherapeutics, Inc.* (Biotechnology)	506	1,796
Astoria Financial Corp. (Thrifts & Mortgage Finance)	506	10,196
Atara Biotherapeutics, Inc.* (Biotechnology)	230	3,220
Athersys, Inc.* (Biotechnology)	1,426	2,153
Atkore International Group, Inc.* (Electrical Equipment)	230	5,187
Atlantic Power Corp.* (Independent Power & Renewable Electricity Producers)	1,104	2,650
Atlas Air Worldwide Holdings, Inc.* (Air Freight & Logistics)	138	7,197
AtriCure, Inc.* (Health Care Equipment & Supplies)	230	5,578
Atwood Oceanics, Inc.* (Energy Equipment & Services)	506	4,124
Avid Technology, Inc.* (Technology Hardware, Storage & Peripherals)	460	2,420
Avis Budget Group, Inc.* (Road & Rail)	414	11,290
Avista Corp. (Multi-Utilities)	368	15,625
AVX Corp. (Electronic Equipment, Instruments & Components)	322	5,261
Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	184	3,855
AxoGen, Inc.* (Health Care Equipment & Supplies)	230	3,853

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraSmall-Cap :: 143

Common Stocks, continued

	Shares	Value
Axon Enterprise, Inc.* (Aerospace & Defense)	322	$8,095
Axovant Sciences, Ltd.* (Biotechnology)	230	5,334
Axt, Inc.* (Semiconductors & Semiconductor Equipment)	414	2,629
AZZ, Inc. (Electrical Equipment)	138	7,700
B of I Holding, Inc.* (Thrifts & Mortgage Finance)	368	8,729
B&G Foods, Inc.—Class A (Food Products)	368	13,101
Babcock & Wilcox Enterprises, Inc.* (Electrical Equipment)	368	4,328
Badger Meter, Inc. (Electronic Equipment, Instruments & Components)	184	7,332
Balchem Corp. (Chemicals)	184	14,299
Banc of California, Inc. (Banks)	276	5,934
Banco Latinoamericano de Comercio Exterior S.A.—Class E (Banks)	184	5,038
BancorpSouth, Inc. (Banks)	460	14,030
Bank Mutual Corp. (Thrifts & Mortgage Finance)	368	3,367
Bank of Nt Butterfield & Son, Ltd. (The) (Banks)	322	10,980
Bankrate, Inc.* (Internet Software & Services)	368	4,729
Banner Corp. (Banks)	184	10,398
Barnes & Noble Education, Inc.* (Specialty Retail)	322	3,423
Barnes & Noble, Inc. (Specialty Retail)	506	3,846
Barnes Group, Inc. (Machinery)	276	16,154
Barracuda Networks, Inc.* (Software)	184	4,243
Bazaarvoice, Inc.* (Internet Software & Services)	690	3,416
Beacon Roofing Supply, Inc.* (Trading Companies & Distributors)	322	15,778
Beazer Homes USA, Inc.* (Household Durables)	276	3,787
Belden, Inc. (Electronic Equipment, Instruments & Components)	230	17,349
Bellicum Pharmaceutials, Inc.* (Biotechnology)	276	3,224
Belmond, Ltd.* (Hotels, Restaurants & Leisure)	552	7,342
Benchmark Electronics, Inc.* (Electronic Equipment, Instruments & Components)	276	8,915
Beneficial Bancorp, Inc. (Thrifts & Mortgage Finance)	414	6,210
Berkshire Hills Bancorp, Inc. (Banks)	230	8,085
Big Lots, Inc. (Multiline Retail)	230	11,109
Bill Barrett Corp.* (Oil, Gas & Consumable Fuels)	736	2,260
BioCryst Pharmaceuticals, Inc.* (Biotechnology)	644	3,581
BioScrip, Inc.* (Health Care Providers & Services)	1,150	3,122
BioTelemetry, Inc.* (Health Care Providers & Services)	184	6,155
BioTime, Inc.* (Biotechnology)	782	2,463
Black Hills Corp. (Multi-Utilities)	276	18,622
Blackbaud, Inc. (Software)	230	19,723
Blackhawk Network Holdings, Inc.* (IT Services)	322	14,039
Bloomin’ Brands, Inc. (Hotels, Restaurants & Leisure)	552	11,719
Blucora, Inc.* (Internet Software & Services)	276	5,851
Blue Hills Bancorp, Inc. (Banks)	184	3,294
Bluebird Bio, Inc.* (Biotechnology)	230	24,161
Blueprint Medicines Corp.* (Biotechnology)	230	11,654
BMC Stock Holdings, Inc.* (Trading Companies & Distributors)	368	8,041
Boingo Wireless, Inc.* (Wireless Telecommunication Services)	276	4,129
Boise Cascade Co.* (Paper & Forest Products)	230	6,992
Boston Private Financial Holdings, Inc. (Banks)	506	7,767
Bottomline Technologies, Inc.* (Software)	230	5,909
Box, Inc.*—Class A (Internet Software & Services)	460	8,390
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)	460	11,413
Brady Corp.—Class A (Commercial Services & Supplies)	276	9,356
Briggs & Stratton Corp. (Machinery)	276	6,652
Brightcove, Inc.* (Internet Software & Services)	368	2,282
Brinker International, Inc. (Hotels, Restaurants & Leisure)	276	10,516
Bristow Group, Inc. (Energy Equipment & Services)	368	2,815
BroadSoft, Inc.* (Software)	184	7,921
Brookline Bancorp, Inc. (Banks)	460	6,716
Brooks Automation, Inc. (Semiconductors & Semiconductor Equipment)	414	8,980
Builders FirstSource, Inc.* (Building Products)	552	8,457
C&J Energy Services, Inc.* (Energy Equipment & Services)	276	9,459
Cabot Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	138	10,189
CACI International, Inc.*—Class A (IT Services)	138	17,257
Caesars Acquisition Co.*—Class A (Hotels, Restaurants & Leisure)	322	6,134
Caesars Entertainment Corp.* (Hotels, Restaurants & Leisure)	414	4,968
CalAmp Corp.* (Communications Equipment)	230	4,676
Caleres, Inc. (Specialty Retail)	276	7,667
Calgon Carbon Corp. (Chemicals)	322	4,862
California Resources Corp.* (Oil, Gas & Consumable Fuels)	322	2,753
California Water Service Group (Water Utilities)	276	10,157
Calithera Biosciences, Inc.* (Biotechnology)	276	4,099
Calix, Inc.* (Communications Equipment)	414	2,836
Callaway Golf Co. (Leisure Products)	552	7,055
Callidus Software, Inc.* (Software)	368	8,906
Callon Petroleum Co.* (Oil, Gas & Consumable Fuels)	1,104	11,713
Cal-Maine Foods, Inc.* (Food Products)	184	7,286
Cambrex Corp.* (Life Sciences Tools & Services)	184	10,994
Cantel Medical Corp. (Health Care Equipment & Supplies)	184	14,335
Capital Bank Financial Corp.—Class A (Banks)	184	7,010
Capital Senior Living Corp.* (Health Care Providers & Services)	230	3,498

See accompanying notes to financial statements.

144 :: ProFund VP UltraSmall-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
Capitol Federal Financial, Inc. (Thrifts & Mortgage Finance)	736	$10,459
Capstead Mortgage Corp. (Mortgage Real Estate Investment Trusts)	598	6,237
Cara Therapeutics, Inc.* (Biotechnology)	230	3,540
Carbonite, Inc.* (Internet Software & Services)	184	4,011
Cardiovascular Systems, Inc.* (Health Care Equipment & Supplies)	184	5,930
Cardtronics PLC*—Class A (IT Services)	276	9,069
Care Capital Properties, Inc. (Equity Real Estate Investment Trusts)	460	12,282
Career Education Corp.* (Diversified Consumer Services)	460	4,416
CareTrust REIT, Inc. (Equity Real Estate Investment Trusts)	414	7,676
Carpenter Technology Corp. (Metals & Mining)	276	10,331
Carrizo Oil & Gas, Inc.* (Oil, Gas & Consumable Fuels)	368	6,411
Carrols Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	276	3,381
Cars.com, Inc.* (Internet Software & Services)	414	11,025
Cascadian Therapeutics, Inc.* (Biotechnology)	598	2,222
Casella Waste Systems, Inc.*—Class A (Commercial Services & Supplies)	276	4,529
Castle Brands, Inc.* (Beverages)	1,242	2,136
Castlight Health, Inc.*—Class B (Health Care Technology)	690	2,864
Catalent, Inc.* (Pharmaceuticals)	644	22,605
Catalyst Pharmaceuticals, Inc.* (Biotechnology)	966	2,666
CatchMark Timber Trust, Inc.—Class A (Equity Real Estate Investment Trusts)	322	3,661
Cathay General Bancorp, Inc. (Banks)	414	15,711
CBIZ, Inc.* (Professional Services)	322	4,830
CBL & Associates Properties, Inc. (Equity Real Estate Investment Trusts)	1,012	8,531
CECO Environmental Corp. (Commercial Services & Supplies)	276	2,534
Cedar Realty Trust, Inc. (Equity Real Estate Investment Trusts)	690	3,347
Celldex Therapeutics, Inc.* (Biotechnology)	1,196	2,954
Cempra, Inc.* (Pharmaceuticals)	598	2,751
CenterState Banks, Inc. (Banks)	322	8,005
Central European Media Enterprises, Ltd.*—Class A (Media)	736	2,944
Central Garden & Pet Co.*—Class A (Household Products)	230	6,905
Central Pacific Financial Corp. (Banks)	184	5,790
Century Aluminum Co.* (Metals & Mining)	322	5,017
Cerus Corp.* (Health Care Equipment & Supplies)	1,104	2,771
ChannelAdvisor Corp.* (Internet Software & Services)	230	2,657
Chart Industries, Inc.* (Machinery)	184	6,390
Chatham Lodging Trust (Equity Real Estate Investment Trusts)	276	5,545
Chegg, Inc.* (Diversified Consumer Services)	506	6,219
Chemical Financial Corp. (Banks)	368	17,815
ChemoCentryx, Inc.* (Biotechnology)	322	3,014
Chesapeake Lodging Trust (Equity Real Estate Investment Trusts)	368	9,005
Chicago Bridge & Iron Co. N.V. (Construction & Engineering)	598	11,799
Chico’s FAS, Inc. (Specialty Retail)	782	7,366
Chimerix, Inc.* (Biotechnology)	506	2,758
Ciena Corp.* (Communications Equipment)	736	18,416
Cimpress N.V.* (Internet Software & Services)	138	13,044
Cincinnati Bell, Inc.* (Diversified Telecommunication Services)	276	5,396
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	322	20,195
Citizens, Inc.* (Insurance)	414	3,055
City Office REIT, Inc. (Equity Real Estate Investment Trusts)	276	3,505
Clean Energy Fuels Corp.* (Oil, Gas & Consumable Fuels)	1,242	3,155
Clear Channel Outdoor Holdings, Inc. (Media)	552	2,677
Cliffs Natural Resources, Inc.* (Metals & Mining)	1,702	11,778
Cloud Peak Energy, Inc.* (Oil, Gas & Consumable Fuels)	782	2,760
Clovis Oncology, Inc.* (Biotechnology)	230	21,534
ClubCorp Holdings, Inc. (Hotels, Restaurants & Leisure)	414	5,423
CNO Financial Group, Inc. (Insurance)	920	19,209
CoBiz Financial, Inc. (Banks)	276	4,802
Codexis, Inc.* (Chemicals)	506	2,758
Coeur Mining, Inc.* (Metals & Mining)	1,058	9,078
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	230	9,222
Coherus Biosciences, Inc.* (Biotechnology)	276	3,961
Cohu, Inc. (Semiconductors & Semiconductor Equipment)	230	3,620
Colony Starwood Homes (Equity Real Estate Investment Trusts)	552	18,939
Columbia Banking System, Inc. (Banks)	322	12,832
Columbia Sportswear Co. (Textiles, Apparel & Luxury Goods)	184	10,683
Comfort Systems USA, Inc. (Construction & Engineering)	230	8,533
CommerceHub, Inc.*—Series C (Internet Software & Services)	230	4,011
Commercial Metals Co. (Metals & Mining)	644	12,512
Commercial Vehicle Group, Inc.* (Machinery)	276	2,332
Community Bank System, Inc. (Banks)	276	15,393
Community Health Systems, Inc.* (Health Care Providers & Services)	644	6,414
CommVault Systems, Inc.* (Software)	230	12,984
Compass Minerals International, Inc. (Metals & Mining)	184	12,014
Conatus Pharmaceuticals, Inc.* (Biotechnology)	414	2,385
ConforMIS, Inc.* (Health Care Equipment & Supplies)	506	2,171
CONMED Corp. (Health Care Equipment & Supplies)	184	9,373
ConnectOne Bancorp, Inc. (Banks)	230	5,187
Consolidated Communications Holdings, Inc. (Diversified Telecommunication Services)	322	6,913
Contango Oil & Gas Co.* (Oil, Gas & Consumable Fuels)	322	2,138

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraSmall-Cap :: 145

Common Stocks, continued

	Shares	Value
Continental Building Products, Inc.* (Building Products)	230	$5,359
Control4 Corp.* (Electronic Equipment, Instruments & Components)	184	3,608
Convergys Corp. (IT Services)	506	12,033
Cooper Tire & Rubber Co. (Auto Components)	322	11,624
Corbus Pharmaceuticals Holdings, Inc.* (Biotechnology)	460	2,898
Corcept Therapeutics, Inc.* (Pharmaceuticals)	598	7,056
Core-Mark Holding Co., Inc. (Distributors)	276	9,125
Corindus Vascular Robotics, Inc.*—Class I (Health Care Equipment & Supplies)	1,334	2,481
Cornerstone OnDemand, Inc.* (Internet Software & Services)	276	9,867
Costamare, Inc. (Marine)	368	2,690
Cotiviti Holdings, Inc.* (Health Care Technology)	184	6,834
Coupa Software, Inc.* (Internet Software & Services)	184	5,332
Cousins Properties, Inc. (Equity Real Estate Investment Trusts)	2,208	19,408
Covanta Holding Corp. (Commercial Services & Supplies)	690	9,108
Cowen Group, Inc.*—Class A (Capital Markets)	230	3,738
Cray, Inc.* (Technology Hardware, Storage & Peripherals)	276	5,078
Cree, Inc.* (Semiconductors & Semiconductor Equipment)	552	13,607
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	552	4,256
Cross Country Healthcare, Inc.* (Health Care Providers & Services)	276	3,563
CryoLife, Inc.* (Health Care Equipment & Supplies)	230	4,589
CSG Systems International, Inc. (IT Services)	184	7,467
CTS Corp. (Electronic Equipment, Instruments & Components)	230	4,968
Cubic Corp. (Aerospace & Defense)	138	6,389
Curis, Inc.* (Biotechnology)	1,380	2,608
Curtiss-Wright Corp. (Aerospace & Defense)	230	21,110
Customers Bancorp, Inc.* (Banks)	184	5,204
CVB Financial Corp. (Banks)	552	12,381
CYS Investments, Inc. (Mortgage Real Estate Investment Trusts)	920	7,737
Cytokinetics, Inc.* (Biotechnology)	322	3,896
Cytomx Therapeutics, Inc.* (Biotechnology)	230	3,565
Daktronics, Inc. (Electronic Equipment, Instruments & Components)	322	3,101
Dana Holding Corp. (Auto Components)	782	17,463
Darling Ingredients, Inc.* (Food Products)	920	14,481
Dave & Buster’s Entertainment, Inc.* (Hotels, Restaurants & Leisure)	230	15,296
Dean Foods Co. (Food Products)	506	8,602
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	184	12,560
Del Taco Restaurants, Inc.* (Hotels, Restaurants & Leisure)	276	3,795
Delek US Holdings, Inc. (Oil, Gas & Consumable Fuels)	368	9,730
Deluxe Corp. (Commercial Services & Supplies)	276	19,106
Denbury Resources, Inc.* (Oil, Gas & Consumable Fuels)	2,852	4,364
Denny’s Corp.* (Hotels, Restaurants & Leisure)	460	5,414
Depomed, Inc.* (Pharmaceuticals)	414	4,446
Dermira, Inc.* (Pharmaceuticals)	230	6,702
DHI Group, Inc.* (Internet Software & Services)	782	2,229
DHT Holdings, Inc. (Oil, Gas & Consumable Fuels)	736	3,054
Diamond Offshore Drilling, Inc.* (Energy Equipment & Services)	414	4,484
DiamondRock Hospitality Co. (Equity Real Estate Investment Trusts)	1,104	12,089
Diebold, Inc. (Technology Hardware, Storage & Peripherals)	414	11,592
Digi International, Inc.* (Communications Equipment)	276	2,801
DigitalGlobe, Inc.* (Aerospace & Defense)	368	12,254
Dime Community Bancshares, Inc. (Thrifts & Mortgage Finance)	230	4,508
Diodes, Inc.* (Semiconductors & Semiconductor Equipment)	230	5,527
Diplomat Pharmacy, Inc.* (Health Care Providers & Services)	322	4,766
Donnelley Financial Solutions, Inc.* (Capital Markets)	184	4,225
Dorman Products, Inc.* (Auto Components)	138	11,422
Dril-Quip, Inc.* (Energy Equipment & Services)	230	11,224
Drive Shack, Inc. (Hotels, Restaurants & Leisure)	736	2,318
DSW, Inc.—Class A (Specialty Retail)	414	7,328
Durect Corp.* (Pharmaceuticals)	1,748	2,727
Dycom Industries, Inc.* (Construction & Engineering)	184	16,472
Dynavax Technologies Corp.* (Biotechnology)	414	3,995
Dynegy, Inc.* (Independent Power & Renewable Electricity Producers)	736	6,087
Dynex Capital, Inc. (Mortgage Real Estate Investment Trusts)	414	2,939
Eagle Bancorp, Inc.* (Banks)	184	11,647
Eagle Bulk Shipping, Inc.* (Marine)	460	2,176
Easterly Government Properties, Inc. (Equity Real Estate Investment Trusts)	230	4,819
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts)	184	15,419
Ebix, Inc. (Software)	138	7,438
Echo Global Logistics, Inc.* (Air Freight & Logistics)	230	4,577
Eclipse Resources Corp.* (Oil, Gas & Consumable Fuels)	966	2,763
Editas Medicine, Inc.* (Biotechnology)	276	4,631
Education Realty Trust, Inc. (Equity Real Estate Investment Trusts)	414	16,043
El Paso Electric Co. (Electric Utilities)	230	11,891
Eldorado Resorts, Inc.* (Hotels, Restaurants & Leisure)	276	5,520
Electro Scientific Industries, Inc.* (Electronic Equipment, Instruments & Components)	322	2,653
Electronics for Imaging, Inc.* (Technology Hardware, Storage & Peripherals)	276	13,076

See accompanying notes to financial statements.

146 :: ProFund VP UltraSmall-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
Ellie Mae, Inc.* (Software)	184	$20,223
EMCOR Group, Inc. (Construction & Engineering)	322	21,053
EMCORE Corp. (Communications Equipment)	276	2,939
Emergent BioSolutions, Inc.* (Biotechnology)	230	7,799
Employers Holdings, Inc. (Insurance)	184	7,783
Encore Capital Group, Inc.* (Consumer Finance)	138	5,541
Endologix, Inc.* (Health Care Equipment & Supplies)	690	3,353
Endurance International Group Holdings, Inc.* (Internet Software & Services)	460	3,841
Energy Recovery, Inc.* (Machinery)	368	3,051
Energy XXI Gulf Coast, Inc.* (Oil, Gas & Consumable Fuels)	184	3,417
EnerNOC, Inc.* (Software)	368	2,852
EnerSys (Electrical Equipment)	230	16,663
Ennis, Inc. (Commercial Services & Supplies)	184	3,514
Enova International, Inc.* (Consumer Finance)	276	4,099
Ensco PLCADR—Class A (Energy Equipment & Services)	1,748	9,020
Entegris, Inc.* (Semiconductors & Semiconductor Equipment)	782	17,164
Entercom Communications Corp.—Class A (Media)	276	2,857
Entravision Communications Corp.—Class A (Media)	552	3,643
Envestnet, Inc.* (Internet Software & Services)	230	9,108
Enzo Biochem, Inc.* (Life Sciences Tools & Services)	322	3,555
EP Energy Corp.*—Class A (Oil, Gas & Consumable Fuels)	506	1,852
EPAM Systems, Inc.* (IT Services)	276	23,208
Epizyme, Inc.* (Biotechnology)	322	4,862
Eros International PLC* (Media)	276	3,160
ESCO Technologies, Inc. (Machinery)	138	8,232
Essendant, Inc. (Commercial Services & Supplies)	276	4,093
Essent Group, Ltd.* (Thrifts & Mortgage Finance)	414	15,376
Esterline Technologies Corp.* (Aerospace & Defense)	138	13,082
Ethan Allen Interiors, Inc. (Household Durables)	184	5,943
Etsy, Inc.* (Internet & Direct Marketing Retail)	690	10,350
Evercore Partners, Inc.—Class A (Capital Markets)	230	16,215
Everi Holdings, Inc.* (IT Services)	506	3,684
EVERTEC, Inc. (IT Services)	368	6,366
Evolent Health, Inc.* (Health Care Technology)	230	5,831
Evolution Petroleum Corp. (Oil, Gas & Consumable Fuels)	322	2,608
Exact Sciences Corp.* (Biotechnology)	598	21,150
ExlService Holdings, Inc.* (IT Services)	184	10,227
Exponent, Inc. (Professional Services)	138	8,045
Express, Inc.* (Specialty Retail)	598	4,037
Exterran Corp.* (Energy Equipment & Services)	230	6,141
Extreme Networks, Inc.* (Communications Equipment)	690	6,362
EZCORP, Inc.*—Class A (Consumer Finance)	414	3,188
Fabrinet* (Electronic Equipment, Instruments & Components)	230	9,812
Fair Isaac Corp. (Software)	184	25,650
Fairmount Santrol Holdings, Inc.* (Energy Equipment & Services)	1,058	4,126
Farmers National Banc Corp. (Banks)	230	3,335
Farmland Partners, Inc. (Equity Real Estate Investment Trusts)	322	2,879
Fate Therapeutics, Inc.* (Biotechnology)	644	2,087
FCB Financial Holdings, Inc.*—Class A (Banks)	184	8,786
Federal Signal Corp. (Machinery)	368	6,388
FelCor Lodging Trust, Inc. (Equity Real Estate Investment Trusts)	828	5,970
Ferro Corp.* (Chemicals)	506	9,255
FibroGen, Inc.* (Biotechnology)	322	10,401
Fiesta Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	184	3,800
Financial Engines, Inc. (Capital Markets)	322	11,785
Finisar Corp.* (Communications Equipment)	598	15,536
First Bancorp (Banks)	184	5,752
First BanCorp.* (Banks)	1,058	6,126
First Busey Corp. (Banks)	184	5,395
First Commonwealth Financial Corp. (Banks)	598	7,583
First Financial Bancorp (Banks)	368	10,194
First Financial Bankshares, Inc. (Banks)	368	16,266
First Foundation, Inc.* (Banks)	230	3,779
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	644	18,431
First Interstate Bancsys—Class A (Banks)	184	6,845
First Merchants Corp. (Banks)	230	9,232
First Midwest Bancorp, Inc. (Banks)	552	12,867
First of Long Island Corp. (The) (Banks)	184	5,262
First Potomac Realty Trust (Equity Real Estate Investment Trusts)	414	4,600
FirstCash, Inc. (Consumer Finance)	276	16,091
Fitbit, Inc.*—Class A (Electronic Equipment, Instruments & Components)	1,150	6,107
Five Below, Inc.* (Specialty Retail)	276	13,625
Five Prime Therapeutics, Inc.* (Biotechnology)	184	5,540
Five9, Inc.* (Internet Software & Services)	322	6,929
Flexion Therapeutics, Inc.* (Biotechnology)	230	4,651
Flotek Industries, Inc.* (Chemicals)	414	3,701
Fluidigm Corp.* (Life Sciences Tools & Services)	506	2,044
Flushing Financial Corp. (Banks)	184	5,187
FNFV Group* (Diversified Financial Services)	414	6,542
Forestar Group, Inc.* (Real Estate Management & Development)	276	4,733
FormFactor, Inc.* (Semiconductors & Semiconductor Equipment)	460	5,704
Fortress Biotech, Inc.* (Biotechnology)	506	2,404
Forum Energy Technologies, Inc.* (Energy Equipment & Services)	414	6,458
Forward Air Corp. (Air Freight & Logistics)	184	9,804
Fossil Group, Inc.* (Textiles, Apparel & Luxury Goods)	368	3,809
Four Corners Property Trust, Inc. (Equity Real Estate Investment Trusts)	368	9,240

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraSmall-Cap :: 147

Common Stocks, continued

	Shares	Value
Fox Factory Holding Corp.* (Auto Components)	230	$8,188
Francesca’s Holdings Corp.* (Specialty Retail)	322	3,523
Franklin Electric Co., Inc. (Machinery)	276	11,426
Franklin Street Properties Corp. (Equity Real Estate Investment Trusts)	644	7,136
Frank’s International N.V. (Energy Equipment & Services)	414	3,432
Fred’s, Inc.—Class A (Multiline Retail)	322	2,972
Fresh Del Monte Produce, Inc. (Food Products)	184	9,367
Freshpet, Inc.* (Food Products)	230	3,818
Frontier Communications Corp. (Diversified Telecommunication Services)	6,900	8,004
Frontline, Ltd. (Oil, Gas & Consumable Fuels)	644	3,690
FTI Consulting, Inc.* (Professional Services)	230	8,041
Fulton Financial Corp. (Banks)	920	17,480
FutureFuel Corp. (Chemicals)	230	3,471
GAIN Capital Holdings, Inc. (Capital Markets)	414	2,579
Gannett Co., Inc. (Media)	736	6,418
GasLog, Ltd. (Oil, Gas & Consumable Fuels)	276	4,209
Gastar Exploration, Inc.* (Oil, Gas & Consumable Fuels)	2,070	1,917
GATX Corp. (Trading Companies & Distributors)	230	14,782
GCP Applied Technologies, Inc.* (Chemicals)	414	12,627
Gener8 Maritime, Inc.* (Oil, Gas & Consumable Fuels)	506	2,879
Generac Holdings, Inc.* (Electrical Equipment)	322	11,633
General Cable Corp. (Electrical Equipment)	322	5,265
General Communication, Inc.*—Class A (Diversified Telecommunication Services)	184	6,742
Genesis Healthcare, Inc.* (Health Care Providers & Services)	966	1,681
GenMark Diagnostics, Inc.* (Health Care Equipment & Supplies)	322	3,809
Genocea Biosciences, Inc.* (Biotechnology)	414	2,161
Gentherm, Inc.* (Auto Components)	230	8,924
Genworth Financial, Inc.*—Class A (Insurance)	2,852	10,752
Geron Corp.* (Biotechnology)	1,242	3,440
Getty Realty Corp. (Equity Real Estate Investment Trusts)	184	4,618
Gibraltar Industries, Inc.* (Building Products)	184	6,560
Gigamon, Inc.* (Software)	230	9,051
G-III Apparel Group, Ltd.* (Textiles, Apparel & Luxury Goods)	276	6,886
Glacier Bancorp, Inc. (Banks)	414	15,157
Gladstone Commercial Corp. (Equity Real Estate Investment Trusts)	184	4,009
Glaukos Corp.* (Health Care Equipment & Supplies)	184	7,630
Global Blood Therapeutics, Inc.* (Biotechnology)	230	6,291
Global Eagle Entertainment, Inc.* (Media)	736	2,620
Global Net Lease, Inc. (Equity Real Estate Investment Trusts)	414	9,207
Globalstar, Inc.* (Diversified Telecommunication Services)	2,852	6,075
Globus Medical, Inc.*—Class A (Health Care Equipment & Supplies)	414	13,724
Glu Mobile, Inc.* (Software)	1,058	2,645
Gms, Inc.* (Trading Companies & Distributors)	138	3,878
GNC Holdings, Inc.—Class A (Specialty Retail)	506	4,266
Gogo, Inc.* (Internet Software & Services)	414	4,773
Golar LNG, Ltd. (Oil, Gas & Consumable Fuels)	552	12,283
Gold Resource Corp. (Metals & Mining)	598	2,440
GoPro, Inc.*—Class A (Household Durables)	690	5,610
Government Properties Income Trust (Equity Real Estate Investment Trusts)	414	7,580
Gramercy Property Trust, Inc. (Equity Real Estate Investment Trusts)	782	23,232
Grand Canyon Education, Inc.* (Diversified Consumer Services)	230	18,035
Granite Construction, Inc. (Construction & Engineering)	230	11,095
Gray Television, Inc.* (Media)	414	5,672
Great Lakes Dredge & Dock Corp.* (Construction & Engineering)	598	2,571
Great Western Bancorp, Inc. (Banks)	322	13,141
Green Dot Corp.*—Class A (Consumer Finance)	276	10,634
Green Plains, Inc. (Oil, Gas & Consumable Fuels)	230	4,727
Greenhill & Co., Inc. (Capital Markets)	184	3,698
Greenlight Capital Re, Ltd.*—Class A (Insurance)	230	4,807
Greif, Inc.—Class A (Containers & Packaging)	138	7,698
Griffon Corp. (Building Products)	184	4,039
Groupon, Inc.* (Internet & Direct Marketing Retail)	2,116	8,125
GrubHub, Inc.* (Internet Software & Services)	460	20,055
GTT Communications, Inc.* (Internet Software & Services)	184	5,824
Guaranty BanCorp (Banks)	184	5,005
GUESS?, Inc. (Specialty Retail)	414	5,291
H&E Equipment Services, Inc. (Trading Companies & Distributors)	230	4,694
H.B. Fuller Co. (Chemicals)	276	14,106
Haemonetics Corp.* (Health Care Equipment & Supplies)	276	10,899
Halcon Resources Corp.* (Oil, Gas & Consumable Fuels)	552	2,506
Halozyme Therapeutics, Inc.* (Biotechnology)	644	8,256
Halyard Health, Inc.* (Health Care Equipment & Supplies)	276	10,841
Hancock Holding Co. (Banks)	460	22,539
Hanmi Financial Corp. (Banks)	184	5,235
Hannon Armstrong Sustainable, Inc. (Mortgage Real Estate Investment Trusts)	322	7,364
Harmonic, Inc.* (Communications Equipment)	644	3,381
Harsco Corp.* (Machinery)	460	7,406
Hawaiian Holdings, Inc.* (Airlines)	276	12,958
HC2 Holdings, Inc. (Construction & Engineering)	414	2,434
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	598	20,422

See accompanying notes to financial statements.

148 :: ProFund VP UltraSmall-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
Healthcare Services Group, Inc. (Commercial Services & Supplies)	368	$17,233
HealthEquity, Inc.* (Health Care Providers & Services)	276	13,753
HealthSouth Corp. (Health Care Providers & Services)	460	22,265
HealthStream, Inc.* (Health Care Technology)	184	4,843
Heartland Express, Inc. (Road & Rail)	322	6,704
Heartland Financial USA, Inc. (Banks)	138	6,500
Hecla Mining Co. (Metals & Mining)	2,208	11,261
Helen of Troy, Ltd.* (Household Durables)	138	12,986
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	920	5,189
Herc Holdings, Inc.* (Trading Companies & Distributors)	138	5,426
Heritage Commerce Corp. (Banks)	276	3,803
Heritage Financial Corp. (Banks)	184	4,876
Heritage Insurance Holdings, Inc. (Insurance)	230	2,995
Herman Miller, Inc. (Commercial Services & Supplies)	322	9,789
Heron Therapeutics, Inc.* (Biotechnology)	322	4,460
Hersha Hospitality Trust (Equity Real Estate Investment Trusts)	276	5,109
Hertz Global Holdings, Inc.* (Road & Rail)	414	4,761
HFF, Inc.—Class A (Real Estate Management & Development)	230	7,997
Hill International, Inc.* (Professional Services)	460	2,392
Hillenbrand, Inc. (Machinery)	368	13,285
Hilltop Holdings, Inc. (Banks)	414	10,851
HMS Holdings Corp.* (Health Care Technology)	506	9,361
HNI Corp. (Commercial Services & Supplies)	230	9,170
Home BancShares, Inc. (Banks)	690	17,181
HomeStreet, Inc.* (Thrifts & Mortgage Finance)	184	5,092
Hope Bancorp, Inc. (Banks)	736	13,726
Horace Mann Educators Corp. (Insurance)	230	8,694
Horizon Global Corp.* (Auto Components)	230	3,303
Horizon Pharma PLC* (Pharmaceuticals)	920	10,920
Hortonworks, Inc.* (Internet Software & Services)	322	4,147
Hostess Brands, Inc.* (Food Products)	460	7,406
Houghton Mifflin Harcourt Co.* (Diversified Consumer Services)	598	7,355
Hovnanian Enterprises, Inc.*—Class A (Household Durables)	1,242	3,478
HRG Group, Inc.* (Household Products)	644	11,405
HSN, Inc. (Internet & Direct Marketing Retail)	184	5,870
Hub Group, Inc.*—Class A (Air Freight & Logistics)	184	7,056
Hubspot, Inc.* (Software)	184	12,098
Hudson Technologies, Inc.* (Commercial Services & Supplies)	368	3,110
Huttig Building Products, Inc.* (Trading Companies & Distributors)	322	2,257
IBERIABANK Corp. (Banks)	276	22,493
Iconix Brand Group, Inc.* (Textiles, Apparel & Luxury Goods)	460	3,179
IDACORP, Inc. (Electric Utilities)	276	23,557
Idera Pharmaceuticals, Inc.* (Biotechnology)	1,380	2,374
Ignyta, Inc.* (Biotechnology)	414	4,285
II-VI, Inc.* (Electronic Equipment, Instruments & Components)	322	11,045
ILG, Inc. (Hotels, Restaurants & Leisure)	598	16,438
IMAX Corp.* (Media)	322	7,084
Immersion Corp.* (Technology Hardware, Storage & Peripherals)	322	2,924
ImmunoGen, Inc.* (Biotechnology)	736	5,233
Immunomedics, Inc.* (Biotechnology)	690	6,093
Impax Laboratories, Inc.* (Pharmaceuticals)	460	7,406
Imperva, Inc.* (Software)	184	8,804
INC Research Holdings, Inc.*—Class A (Life Sciences Tools & Services)	276	16,146
Independence Contract Drilling, Inc.* (Energy Equipment & Services)	506	1,968
Independence Realty Trust, Inc. (Equity Real Estate Investment Trusts)	506	4,994
Independent Bank Corp. (Banks)	138	9,198
Infinera Corp.* (Communications Equipment)	828	8,835
Information Services Group, Inc.* (IT Services)	506	2,080
InfraREIT, Inc. (Equity Real Estate Investment Trusts)	276	5,285
Ingevity Corp.* (Chemicals)	230	13,202
InnerWorkings, Inc.* (Commercial Services & Supplies)	368	4,269
Innospec, Inc. (Chemicals)	138	9,046
Innoviva, Inc.* (Pharmaceuticals)	506	6,477
Inovalon Holdings, Inc.* (Health Care Technology)	414	5,444
Inovio Pharmaceuticals, Inc.* (Biotechnology)	506	3,967
Inphi Corp.* (Semiconductors & Semiconductor Equipment)	230	7,889
Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	230	9,198
Insmed, Inc.* (Biotechnology)	414	7,104
Insulet Corp.* (Health Care Equipment & Supplies)	322	16,522
Insys Therapeutics, Inc.* (Biotechnology)	230	2,910
Integer Holdings Corp.* (Health Care Equipment & Supplies)	184	7,958
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	322	17,553
Integrated Device Technology, Inc.* (Semiconductors & Semiconductor Equipment)	736	18,980
Intelsat S.A.* (Diversified Telecommunication Services)	598	1,830
InterDigital, Inc. (Communications Equipment)	184	14,223
Interface, Inc. (Commercial Services & Supplies)	368	7,231
Internap Corp.* (Internet Software & Services)	828	3,039
International Bancshares Corp. (Banks)	322	11,286
International Seaways, Inc.* (Oil, Gas & Consumable Fuels)	230	4,984
International Speedway Corp.—Class A (Hotels, Restaurants & Leisure)	184	6,909
Intersect ENT, Inc.* (Pharmaceuticals)	184	5,143
Intra-Cellular Therapies, Inc.* (Pharmaceuticals)	322	3,999
Intrepid Potash, Inc.* (Chemicals)	1,012	2,287

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraSmall-Cap :: 149

Common Stocks, continued

	Shares	Value
Invacare Corp. (Health Care Equipment & Supplies)	276	$3,643
Invesco Mortgage Capital, Inc. (Mortgage Real Estate Investment Trusts)	644	10,760
Investment Technology Group, Inc. (Capital Markets)	230	4,885
Investors Bancorp, Inc. (Banks)	1,380	18,436
Investors Real Estate Trust (Equity Real Estate Investment Trusts)	828	5,142
Invitae Corp.* (Biotechnology)	322	3,078
Iovance Biotherapeutics, Inc.* (Biotechnology)	506	3,719
Iridium Communications, Inc.* (Diversified Telecommunication Services)	552	6,100
iRobot Corp.* (Household Durables)	138	11,611
Ironwood Pharmaceuticals, Inc.* (Biotechnology)	736	13,896
iStar Financial, Inc.* (Equity Real Estate Investment Trusts)	460	5,538
Iteris, Inc.* (Electronic Equipment, Instruments & Components)	368	2,289
Itron, Inc.* (Electronic Equipment, Instruments & Components)	184	12,466
IXYS Corp.* (Semiconductors & Semiconductor Equipment)	230	3,784
J.C. Penney Co., Inc.* (Multiline Retail)	1,840	8,556
j2 Global, Inc. (Internet Software & Services)	230	19,570
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	184	18,123
Jagged Peak Energy, Inc.* (Oil, Gas & Consumable Fuels)	276	3,685
John Bean Technologies Corp. (Machinery)	184	18,032
Jones Energy, Inc.*—Class A (Oil, Gas & Consumable Fuels)	966	1,546
K12, Inc.* (Diversified Consumer Services)	230	4,122
K2M Group Holdings, Inc.* (Health Care Equipment & Supplies)	276	6,723
Kaman Corp.—Class A (Trading Companies & Distributors)	138	6,882
KapStone Paper & Packaging Corp. (Paper & Forest Products)	506	10,439
Karyopharm Therapeutics, Inc.* (Biotechnology)	322	2,914
KB Home (Household Durables)	460	11,026
KBR, Inc. (Construction & Engineering)	828	12,602
KCG Holdings, Inc.*—Class A (Capital Markets)	368	7,338
Keane Group, Inc.* (Energy Equipment & Services)	230	3,680
Kearny Financial Corp. (Thrifts & Mortgage Finance)	506	7,514
Kelly Services, Inc.—Class A (Professional Services)	230	5,164
KEMET Corp.* (Electronic Equipment, Instruments & Components)	322	4,122
Kemper Corp. (Insurance)	230	8,878
Kennametal, Inc. (Machinery)	414	15,492
Kennedy-Wilson Holdings, Inc. (Real Estate Management & Development)	506	9,639
Keryx Biopharmaceuticals, Inc.* (Biotechnology)	598	4,324
Kforce, Inc. (Professional Services)	184	3,606
Kimball Electronics, Inc.* (Electronic Equipment, Instruments & Components)	230	4,152
Kimball International, Inc.—Class B (Commercial Services & Supplies)	276	4,606
Kindred Healthcare, Inc. (Health Care Providers & Services)	552	6,431
Kite Pharma, Inc.* (Biotechnology)	276	28,612
Kite Realty Group Trust (Equity Real Estate Investment Trusts)	460	8,708
Klondex Mines, Ltd.* (Metals & Mining)	1,242	4,186
KLX, Inc.* (Aerospace & Defense)	276	13,801
Knight Transportation, Inc. (Road & Rail)	414	15,339
Knoll, Inc. (Commercial Services & Supplies)	322	6,456
Knowles Corp.* (Electronic Equipment, Instruments & Components)	506	8,562
Kopin Corp.* (Semiconductors & Semiconductor Equipment)	690	2,560
Korn/Ferry International (Professional Services)	276	9,530
Kraton Performance Polymers, Inc.* (Chemicals)	184	6,337
Kratos Defense & Security Solutions, Inc.* (Aerospace & Defense)	460	5,460
La Quinta Holdings, Inc.* (Hotels, Restaurants & Leisure)	506	7,474
Ladder Capital Corp. (Mortgage Real Estate Investment Trusts)	460	6,169
Ladenburg Thalmann Financial Services, Inc.* (Capital Markets)	1,058	2,582
Lakeland Bancorp, Inc. (Banks)	276	5,203
Lakeland Financial Corp. (Banks)	138	6,331
Landec Corp.* (Food Products)	230	3,416
Lannett Co., Inc.* (Pharmaceuticals)	230	4,692
Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)	230	4,060
LaSalle Hotel Properties (Equity Real Estate Investment Trusts)	598	17,820
Lattice Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	828	5,514
Laureate Education, Inc.*—Class A (Diversified Consumer Services)	276	4,838
La-Z-Boy, Inc. (Household Durables)	276	8,970
LCI Industries (Auto Components)	138	14,131
LegacyTexas Financial Group, Inc. (Banks)	276	10,524
LendingClub Corp.* (Consumer Finance)	1,794	9,885
Lexicon Pharmaceuticals, Inc.* (Biotechnology)	276	4,540
Lexington Realty Trust (Equity Real Estate Investment Trusts)	1,196	11,852
Liberty Braves Group*—Class C (Media)	230	5,513
Liberty TripAdvisor Holdings, Inc.*—Class A (Internet & Direct Marketing Retail)	460	5,336
Lilis Energy, Inc.* (Oil, Gas & Consumable Fuels)	506	2,479
Limelight Networks, Inc.* (Internet Software & Services)	828	2,393
Liquidity Services, Inc.* (Internet Software & Services)	322	2,045
Lithia Motors, Inc.—Class A (Specialty Retail)	138	13,003
LivaNova PLC* (Health Care Equipment & Supplies)	276	16,895
LivePerson, Inc.* (Internet Software & Services)	368	4,048
Louisiana-Pacific Corp.* (Paper & Forest Products)	782	18,854

See accompanying notes to financial statements.

150 :: ProFund VP UltraSmall-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
LSC Communications, Inc. (Commercial Services & Supplies)	230	$4,922
LSI Industries, Inc. (Electrical Equipment)	276	2,498
LTC Properties, Inc. (Equity Real Estate Investment Trusts)	230	11,820
Lumber Liquidators Holdings, Inc.* (Specialty Retail)	184	4,611
Lumentum Holdings, Inc.* (Communications Equipment)	322	18,371
Luminex Corp. (Life Sciences Tools & Services)	276	5,829
M.D.C. Holdings, Inc. (Household Durables)	230	8,126
M/A-COM Technology Solutions Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	230	12,827
M/I Homes, Inc.* (Household Durables)	184	5,253
Macatawa Bank Corp. (Banks)	276	2,633
Mack-Cali Realty Corp. (Equity Real Estate Investment Trusts)	506	13,733
MacroGenics, Inc.* (Biotechnology)	230	4,027
Magellan Health, Inc.* (Health Care Providers & Services)	138	10,060
Maiden Holdings, Ltd. (Insurance)	460	5,106
MainSource Financial Group, Inc. (Banks)	184	6,166
ManTech International Corp.—Class A (IT Services)	184	7,614
MarineMax, Inc.* (Specialty Retail)	184	3,597
Marten Transport, Ltd. (Road & Rail)	184	5,042
Masimo Corp.* (Health Care Equipment & Supplies)	230	20,972
Masonite International Corp.* (Building Products)	184	13,891
MasTec, Inc.* (Construction & Engineering)	368	16,616
Matador Resources Co.* (Oil, Gas & Consumable Fuels)	506	10,813
Matinas BioPharma Holdings, Inc.* (Biotechnology)	828	1,399
Matrix Service Co.* (Energy Equipment & Services)	276	2,581
Matson, Inc. (Marine)	276	8,290
Matthews International Corp.—Class A (Commercial Services & Supplies)	184	11,270
MAXIMUS, Inc. (IT Services)	322	20,166
MaxLinear, Inc.*—Class A (Semiconductors & Semiconductor Equipment)	368	10,264
Maxwell Technologies, Inc.* (Electronic Equipment, Instruments & Components)	414	2,480
MB Financial, Inc. (Banks)	414	18,233
MBIA, Inc.* (Insurance)	782	7,374
McDermott International, Inc.* (Energy Equipment & Services)	1,610	11,543
McGrath RentCorp (Commercial Services & Supplies)	138	4,779
MDC Partners, Inc.—Class A (Media)	460	4,554
Medequities Realty Trust, Inc. (Equity Real Estate Investment Trusts)	276	3,483
MediciNova, Inc.* (Biotechnology)	414	2,178
Medidata Solutions, Inc.* (Health Care Technology)	276	21,582
Mercury Systems, Inc.* (Aerospace & Defense)	276	11,617
Meredith Corp. (Media)	230	13,673
Meridian Bancorp, Inc. (Thrifts & Mortgage Finance)	322	5,442
Meridian Bioscience, Inc. (Health Care Equipment & Supplies)	276	4,347
Merit Medical Systems, Inc.* (Health Care Equipment & Supplies)	276	10,529
Meritage Homes Corp.* (Household Durables)	230	9,706
Meritor, Inc.* (Machinery)	506	8,405
Merrimack Pharmaceuticals, Inc. (Biotechnology)	1,656	2,053
Methode Electronics, Inc. (Electronic Equipment, Instruments & Components)	230	9,476
MGE Energy, Inc. (Electric Utilities)	184	11,840
MGIC Investment Corp.* (Thrifts & Mortgage Finance)	1,978	22,155
MicroVision, Inc.* (Electronic Equipment, Instruments & Components)	1,104	2,340
Milacron Holdings Corp.* (Machinery)	276	4,855
MiMedx Group, Inc.* (Biotechnology)	598	8,952
Mindbody, Inc.* (Internet Software & Services)	230	6,256
Minerals Technologies, Inc. (Chemicals)	184	13,469
Minerva Neurosciences, Inc.* (Biotechnology)	276	2,443
Mitek System, Inc.* (Software)	322	2,705
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	276	18,574
Mobile Mini, Inc. (Commercial Services & Supplies)	276	8,239
MobileIron, Inc.* (Software)	506	3,061
Model N, Inc.* (Software)	230	3,059
Modine Manufacturing Co.* (Auto Components)	322	5,329
Moelis & Co. (Capital Markets)	138	5,361
Molina Healthcare, Inc.* (Health Care Providers & Services)	230	15,911
Momenta Pharmaceuticals, Inc.* (Biotechnology)	460	7,774
MoneyGram International, Inc.* (IT Services)	230	3,968
Monmouth Real Estate Investment Corp.—Class A (Equity Real Estate Investment Trusts)	414	6,231
Monogram Residential Trust, Inc. (Equity Real Estate Investment Trusts)	966	9,380
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	230	22,171
Monotype Imaging Holdings, Inc. (Software)	276	5,051
Monro Muffler Brake, Inc. (Specialty Retail)	184	7,682
Moog, Inc.*—Class A (Aerospace & Defense)	184	13,196
MRC Global, Inc.* (Trading Companies & Distributors)	506	8,359
MSA Safety, Inc. (Commercial Services & Supplies)	184	14,935
MSG Networks, Inc.*—Class A (Media)	368	8,262
MTGE Investment Corp. (Mortgage Real Estate Investment Trusts)	322	6,054
Mueller Industries, Inc. (Machinery)	322	9,805
Mueller Water Products, Inc.—Class A (Machinery)	874	10,208
Myriad Genetics, Inc.* (Biotechnology)	368	9,509
Nanometrics, Inc.* (Semiconductors & Semiconductor Equipment)	184	4,653
Nantkwest, Inc.* (Biotechnology)	414	3,142
Natera, Inc.* (Biotechnology)	276	2,997

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraSmall-Cap :: 151

Common Stocks, continued

	Shares	Value
National Bank Holdings Corp. (Banks)	184	$6,092
National CineMedia, Inc. (Media)	506	3,755
National General Holdings Corp. (Insurance)	322	6,794
National Health Investors, Inc. (Equity Real Estate Investment Trusts)	230	18,216
National Storage Affiliates Trust (Equity Real Estate Investment Trusts)	276	6,378
Nationstar Mortgage Holdings, Inc.* (Thrifts & Mortgage Finance)	230	4,115
Natus Medical, Inc.* (Health Care Equipment & Supplies)	184	6,863
Nautilus, Inc.* (Leisure Products)	230	4,405
Navigant Consulting, Inc.* (Professional Services)	322	6,363
Navios Maritime Acquisition Corp. (Oil, Gas & Consumable Fuels)	1,334	1,961
Navios Maritime Holdings, Inc.* (Marine)	1,564	2,143
Navistar International Corp.* (Machinery)	276	7,239
NBT Bancorp, Inc. (Banks)	230	8,499
NCI Building Systems, Inc.* (Building Products)	276	4,609
Nektar Therapeutics* (Pharmaceuticals)	828	16,188
Neogen Corp.* (Health Care Equipment & Supplies)	184	12,716
NeoGenomics, Inc.* (Life Sciences Tools & Services)	460	4,122
NeoPhotonics Corp.* (Semiconductors & Semiconductor Equipment)	322	2,486
NETGEAR, Inc.* (Communications Equipment)	184	7,930
NetScout Systems, Inc.* (Communications Equipment)	460	15,824
NeuStar, Inc.*—Class A (IT Services)	322	10,739
Nevro Corp.* (Health Care Equipment & Supplies)	138	10,271
New Jersey Resources Corp. (Gas Utilities)	460	18,262
New Media Investment Group, Inc. (Media)	368	4,961
New Relic, Inc.* (Internet Software & Services)	184	7,914
New Senior Investment Group, Inc. (Equity Real Estate Investment Trusts)	552	5,548
New York Mortgage Trust, Inc. (Mortgage Real Estate Investment Trusts)	782	4,864
Newpark Resources, Inc.* (Energy Equipment & Services)	598	4,395
NewStar Financial, Inc. (Diversified Financial Services)	276	2,898
Nexeo Solutions, Inc.* (Trading Companies & Distributors)	276	2,291
Nexstar Broadcasting Group, Inc.—Class A (Media)	230	13,753
NIC, Inc. (Internet Software & Services)	368	6,974
NMI Holdings, Inc.*—Class A (Thrifts & Mortgage Finance)	414	4,740
NN, Inc. (Machinery)	184	5,051
Noble Corp. PLC (Energy Equipment & Services)	1,564	5,662
Nordic American Tankers, Ltd. (Oil, Gas & Consumable Fuels)	736	4,666
Northfield Bancorp, Inc. (Thrifts & Mortgage Finance)	276	4,733
NorthStar Realty Europe Corp. (Equity Real Estate Investment Trusts)	368	4,666
Northwest Bancshares, Inc. (Thrifts & Mortgage Finance)	552	8,617
Northwest Natural Gas Co. (Gas Utilities)	184	11,012
NorthWestern Corp. (Multi-Utilities)	276	16,842
Novanta, Inc.* (Electronic Equipment, Instruments & Components)	184	6,624
Novavax, Inc.* (Biotechnology)	2,714	3,121
Novocure, Ltd.* (Health Care Equipment & Supplies)	368	6,366
NOW, Inc.* (Trading Companies & Distributors)	598	9,616
NRG Yield, Inc.—Class A (Independent Power & Renewable Electricity Producers)	230	3,924
NRG Yield, Inc.—Class C (Independent Power & Renewable Electricity Producers)	414	7,286
Nutanix, Inc.* (Internet Software & Services)	230	4,635
Nutrisystem, Inc. (Internet & Direct Marketing Retail)	184	9,577
NuVasive, Inc.* (Health Care Equipment & Supplies)	276	21,231
NxStage Medical, Inc.* (Health Care Equipment & Supplies)	368	9,226
Nymox Pharmaceutical Corp.* (Biotechnology)	506	2,226
Oasis Petroleum, Inc.* (Oil, Gas & Consumable Fuels)	1,288	10,368
Oceanfirst Financial Corp. (Thrifts & Mortgage Finance)	184	4,990
Oclaro, Inc.* (Communications Equipment)	966	9,022
Ocwen Financial Corp.* (Thrifts & Mortgage Finance)	1,012	2,722
Office Depot, Inc. (Specialty Retail)	2,760	15,565
OFG Bancorp (Banks)	368	3,680
Oil States International, Inc.* (Energy Equipment & Services)	322	8,742
Old National Bancorp (Banks)	736	12,696
Old Second Bancorp, Inc. (Banks)	276	3,188
Ollie’s Bargain Outlet Holdings, Inc.* (Multiline Retail)	276	11,758
OM Asset Management PLC (Capital Markets)	368	5,468
Omeros Corp.* (Pharmaceuticals)	276	5,494
Omnicell, Inc.* (Health Care Technology)	230	9,913
OMNOVA Solutions, Inc.* (Chemicals)	368	3,588
On Assignment, Inc.* (Professional Services)	276	14,945
On Deck Capital, Inc.* (Diversified Financial Services)	552	2,572
ONE Gas, Inc. (Gas Utilities)	276	19,268
OraSure Technologies, Inc.* (Health Care Equipment & Supplies)	368	6,352
ORBCOMM, Inc.* (Diversified Telecommunication Services)	460	5,198
Orchid Island Capital, Inc. (Mortgage Real Estate Investment Trusts)	322	3,175
Organovo Holdings, Inc.* (Biotechnology)	1,012	2,662
Orion Marine Group, Inc.* (Construction & Engineering)	322	2,405
Oritani Financial Corp. (Thrifts & Mortgage Finance)	276	4,706
Ormat Technologies, Inc. (Independent Power & Renewable Electricity Producers)	230	13,496
Otonomy, Inc.* (Biotechnology)	230	4,336
Otter Tail Corp. (Electric Utilities)	230	9,108
Overseas Shipholding Group, Inc.*—Class A (Oil, Gas & Consumable Fuels)	736	1,958
Owens & Minor, Inc. (Health Care Providers & Services)	322	10,365

See accompanying notes to financial statements.

152 :: ProFund VP UltraSmall-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
P.H. Glatfelter Co. (Paper & Forest Products)	276	$5,393
Pacific Biosciences of California, Inc.* (Life Sciences Tools & Services)	828	2,948
Pacific Ethanol, Inc.* (Oil, Gas & Consumable Fuels)	414	2,588
Pacific Premier Bancorp, Inc.* (Banks)	230	8,487
Pacira Pharmaceuticals, Inc.* (Pharmaceuticals)	230	10,971
Papa John’s International, Inc. (Hotels, Restaurants & Leisure)	138	9,903
Par Pacific Holdings, Inc.* (Oil, Gas & Consumable Fuels)	230	4,149
Paratek Pharmaceuticals, Inc.* (Pharmaceuticals)	184	4,434
PAREXEL International Corp.* (Life Sciences Tools & Services)	276	23,987
Park Sterling Corp. (Banks)	368	4,372
Parker Drilling Co.* (Energy Equipment & Services)	1,656	2,236
Parkway, Inc. (Equity Real Estate Investment Trusts)	276	6,318
Party City Holdco, Inc.* (Specialty Retail)	230	3,600
Pattern Energy Group, Inc. (Independent Power & Renewable Electricity Producers)	414	9,870
Paycom Software, Inc.* (Software)	276	18,881
Paylocity Holding Corp.* (Software)	138	6,235
PDC Energy, Inc.* (Oil, Gas & Consumable Fuels)	368	15,865
PDF Solutions, Inc.* (Semiconductors & Semiconductor Equipment)	230	3,784
PDL BioPharma, Inc.* (Biotechnology)	1,380	3,409
Peabody Energy Corp.* (Oil, Gas & Consumable Fuels)	276	6,748
Pebblebrook Hotel Trust (Equity Real Estate Investment Trusts)	368	11,864
Pegasystems, Inc. (Software)	184	10,736
Penn National Gaming, Inc.* (Hotels, Restaurants & Leisure)	460	9,844
Pennsylvania Real Estate Investment Trust (Equity Real Estate Investment Trusts)	460	5,207
PennyMac Mortgage Investment Trust (Mortgage Real Estate Investment Trusts)	414	7,572
Penumbra, Inc.* (Health Care Equipment & Supplies)	184	16,146
Perficient, Inc.* (IT Services)	230	4,287
Performance Food Group Co.* (Food & Staples Retailing)	414	11,343
PGT, Inc.* (Building Products)	368	4,710
PharMerica Corp.* (Health Care Providers & Services)	184	4,830
PHH Corp.* (Thrifts & Mortgage Finance)	368	5,067
Photronics, Inc.* (Semiconductors & Semiconductor Equipment)	460	4,324
Physicians Realty Trust (Equity Real Estate Investment Trusts)	828	16,676
Pier 1 Imports, Inc. (Specialty Retail)	644	3,342
Pieris Pharmaceuticals, Inc.* (Biotechnology)	506	2,560
Pinnacle Entertainment, Inc.* (Hotels, Restaurants & Leisure)	322	6,363
Pioneer Energy Services Corp.* (Energy Equipment & Services)	1,012	2,075
Pixelworks, Inc.* (Semiconductors & Semiconductor Equipment)	414	1,900
Planet Fitness, Inc. (Hotels, Restaurants & Leisure)	460	10,736
Planet Payment, Inc.* (IT Services)	598	1,973
Plantronics, Inc. (Communications Equipment)	184	9,625
Plexus Corp.* (Electronic Equipment, Instruments & Components)	184	9,673
Plug Power, Inc.* (Electrical Equipment)	1,748	3,566
PNM Resources, Inc. (Electric Utilities)	414	15,836
PolyOne Corp. (Chemicals)	460	17,820
Portland General Electric Co. (Electric Utilities)	460	21,017
Portola Pharmaceuticals, Inc.* (Biotechnology)	276	15,503
Potlatch Corp. (Equity Real Estate Investment Trusts)	230	10,511
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	184	13,414
PRA Group, Inc.* (Consumer Finance)	276	10,460
PRA Health Sciences, Inc.* (Life Sciences Tools & Services)	230	17,252
Preferred Apartment Communities, Inc.—Class A (Equity Real Estate Investment Trusts)	230	3,623
Prestige Brands Holdings, Inc.* (Pharmaceuticals)	276	14,576
Primerica, Inc. (Insurance)	230	17,423
Primo Water Corp.* (Beverages)	230	2,921
Primoris Services Corp. (Construction & Engineering)	230	5,736
Progenics Pharmaceuticals, Inc.* (Biotechnology)	552	3,748
Progress Software Corp. (Software)	276	8,526
Proofpoint, Inc.* (Software)	230	19,971
Propetro Holding Corp.* (Energy Equipment & Services)	230	3,211
PROS Holdings, Inc.* (Software)	184	5,040
Prothena Corp. PLC* (Biotechnology)	230	12,448
Proto Labs, Inc.* (Machinery)	138	9,281
Provident Financial Services, Inc. (Thrifts & Mortgage Finance)	368	9,340
PTC Therapeutics, Inc.* (Biotechnology)	230	4,216
Puma Biotechnology, Inc.* (Biotechnology)	138	12,061
Pure Storage, Inc.*—Class A (Technology Hardware, Storage & Peripherals)	552	7,071
Q2 Holdings, Inc.* (Internet Software & Services)	184	6,799
QTS Realty Trust, Inc.—Class A (Equity Real Estate Investment Trusts)	276	14,443
Quad/Graphics, Inc. (Commercial Services & Supplies)	230	5,272
Quality Care Properties* (Equity Real Estate Investment Trusts)	552	10,107
Quality Systems, Inc.* (Health Care Technology)	322	5,542
Qualys, Inc.* (Software)	184	7,507
Quanex Building Products Corp. (Building Products)	230	4,865
Quantum Corp.* (Technology Hardware, Storage & Peripherals)	322	2,515
Quidel Corp.* (Health Care Equipment & Supplies)	184	4,994
QuinStreet, Inc.* (Internet Software & Services)	552	2,302

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraSmall-Cap :: 153

Common Stocks, continued

	Shares	Value
Quotient Technology, Inc.* (Internet Software & Services)	506	$5,819
Quotient, Ltd.* (Health Care Equipment & Supplies)	322	2,370
R. R. Donnelley & Sons Co. (Commercial Services & Supplies)	460	5,768
R1 RCM, Inc.* (Health Care Providers & Services)	828	3,105
Radian Group, Inc. (Thrifts & Mortgage Finance)	1,150	18,803
Radiant Logistics, Inc.* (Air Freight & Logistics)	460	2,475
RadiSys Corp.* (Electronic Equipment, Instruments & Components)	552	2,076
Radius Health, Inc.* (Biotechnology)	230	10,403
RadNet, Inc.* (Health Care Providers & Services)	368	2,852
RAIT Financial Trust (Equity Real Estate Investment Trusts)	1,058	2,317
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	644	7,361
Ramco-Gershenson Properties Trust (Equity Real Estate Investment Trusts)	506	6,527
Raven Industries, Inc. (Industrial Conglomerates)	230	7,659
Rayonier Advanced Materials, Inc. (Chemicals)	276	4,339
RealNetworks, Inc.* (Internet Software & Services)	414	1,793
RealPage, Inc.* (Software)	322	11,576
Red Rock Resorts, Inc.—Class A (Hotels, Restaurants & Leisure)	414	9,750
Redwood Trust, Inc. (Mortgage Real Estate Investment Trusts)	460	7,838
Regenxbio, Inc.* (Biotechnology)	230	4,543
Regis Corp.* (Diversified Consumer Services)	322	3,307
Renasant Corp. (Banks)	230	10,060
Renewable Energy Group, Inc.* (Oil, Gas & Consumable Fuels)	322	4,170
Rent-A-Center, Inc. (Specialty Retail)	322	3,774
Repligen Corp.* (Biotechnology)	184	7,625
Republic First Bancorp, Inc.* (Banks)	368	3,404
Resource Capital Corp. (Mortgage Real Estate Investment Trusts)	276	2,807
Resources Connection, Inc. (Professional Services)	230	3,151
Restoration Hardware, Inc.* (Specialty Retail)	184	11,872
Retail Opportunity Investments Corp. (Equity Real Estate Investment Trusts)	598	11,476
Retrophin, Inc.* (Biotechnology)	276	5,352
Rexford Industrial Realty, Inc. (Equity Real Estate Investment Trusts)	368	10,098
Rexnord Corp.* (Machinery)	552	12,834
Rigel Pharmaceuticals, Inc.* (Biotechnology)	1,150	3,140
Ring Energy, Inc.* (Oil, Gas & Consumable Fuels)	322	4,186
RingCentral, Inc.*—Class A (Software)	368	13,450
RLI Corp. (Insurance)	230	12,563
RLJ Lodging Trust (Equity Real Estate Investment Trusts)	690	13,710
Roadrunner Transportation Systems, Inc.* (Road & Rail)	368	2,675
Rocket Fuel, Inc.* (Internet Software & Services)	690	1,898
Rockwell Medical, Inc.* (Health Care Equipment & Supplies)	414	3,283
Rowan Cos. PLC*—Class A (Energy Equipment & Services)	690	7,066
RPX Corp.* (Professional Services)	322	4,492
RTI Surgical, Inc.* (Health Care Equipment & Supplies)	552	3,229
Ruby Tuesday, Inc.* (Hotels, Restaurants & Leisure)	874	1,757
Rudolph Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	230	5,256
Rush Enterprises, Inc.*—Class A (Trading Companies & Distributors)	184	6,841
Ruth’s Hospitality Group, Inc. (Hotels, Restaurants & Leisure)	230	5,003
Ryman Hospitality Properties, Inc. (Equity Real Estate Investment Trusts)	230	14,722
S&T Bancorp, Inc. (Banks)	230	8,248
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts)	368	8,869
Safe Bulkers, Inc.* (Marine)	828	1,896
Sage Therapeutics, Inc.* (Biotechnology)	184	14,654
Saia, Inc.* (Road & Rail)	138	7,079
Sanchez Energy Corp.* (Oil, Gas & Consumable Fuels)	552	3,963
SandRidge Energy, Inc.* (Oil, Gas & Consumable Fuels)	230	3,958
Sandy Spring Bancorp, Inc. (Banks)	138	5,611
Sangamo BioSciences, Inc.* (Biotechnology)	552	4,858
Sanmina Corp.* (Electronic Equipment, Instruments & Components)	414	15,773
Sarepta Therapeutics, Inc.* (Biotechnology)	322	10,855
ScanSource, Inc.* (Electronic Equipment, Instruments & Components)	138	5,561
Schneider National, Inc.—Class B (Road & Rail)	230	5,145
Schnitzer Steel Industries, Inc.—Class A (Metals & Mining)	184	4,637
Scholastic Corp. (Media)	184	8,021
Schweitzer-Mauduit International, Inc. (Paper & Forest Products)	184	6,850
SciClone Pharmaceuticals, Inc.* (Pharmaceuticals)	368	4,048
Science Applications International Corp. (IT Services)	230	15,967
Scientific Games Corp.*—Class A (Hotels, Restaurants & Leisure)	322	8,404
Scorpio Bulkers, Inc.* (Marine)	506	3,593
Scorpio Tankers, Inc. (Oil, Gas & Consumable Fuels)	1,196	4,748
Seacoast Banking Corp. of Florida* (Banks)	276	6,652
SeaWorld Entertainment, Inc. (Hotels, Restaurants & Leisure)	414	6,736
Select Comfort Corp.* (Specialty Retail)	230	8,163
Select Income REIT (Equity Real Estate Investment Trusts)	368	8,843
Select Medical Holdings Corp.* (Health Care Providers & Services)	644	9,885
Selective Insurance Group, Inc. (Insurance)	322	16,116
SemGroup Corp.—Class A (Oil, Gas & Consumable Fuels)	368	9,936
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	368	13,156
Sensient Technologies Corp. (Chemicals)	230	18,521

See accompanying notes to financial statements.

154 :: ProFund VP UltraSmall-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
Sequential Brands Group, Inc.* (Textiles, Apparel & Luxury Goods)	552	$2,202
Seritage Growth Properties—Class A (Equity Real Estate Investment Trusts)	138	5,789
ServiceSource International, Inc.* (IT Services)	736	2,856
ServisFirst Bancshares, Inc. (Banks)	276	10,182
Shenandoah Telecommunications Co. (Wireless Telecommunication Services)	276	8,473
Ship Finance International, Ltd. (Oil, Gas & Consumable Fuels)	414	5,630
ShoreTel, Inc.* (Communications Equipment)	552	3,202
Shutterfly, Inc.* (Internet & Direct Marketing Retail)	184	8,740
Sigma Designs, Inc.* (Semiconductors & Semiconductor Equipment)	414	2,422
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	230	15,720
Silver Spring Networks, Inc.* (Software)	322	3,632
Simmons First National Corp.—Class A (Banks)	184	9,734
Simpson Manufacturing Co., Inc. (Building Products)	230	10,053
Sinclair Broadcast Group, Inc.—Class A (Media)	414	13,621
Siteone Landscape Supply, Inc.* (Trading Companies & Distributors)	184	9,579
SkyWest, Inc. (Airlines)	276	9,688
Snyder’s-Lance, Inc. (Food Products)	460	15,925
Sonic Automotive, Inc.—Class A (Specialty Retail)	184	3,579
Sonic Corp. (Hotels, Restaurants & Leisure)	230	6,093
Sonus Networks, Inc.* (Communications Equipment)	414	3,080
Sotheby’s*—Class A (Diversified Consumer Services)	230	12,344
South Jersey Industries, Inc. (Gas Utilities)	414	14,146
South State Corp. (Banks)	138	11,827
Southside Bancshares, Inc. (Banks)	184	6,429
Southwest Gas Corp. (Gas Utilities)	230	16,804
Spartan Motors, Inc. (Auto Components)	322	2,850
SpartanNash Co. (Food & Staples Retailing)	230	5,971
Spectrum Pharmaceuticals, Inc.* (Biotechnology)	598	4,455
Spire, Inc. (Gas Utilities)	276	19,251
Sportsman’s Warehouse Holdings, Inc.* (Specialty Retail)	414	2,236
SPX Corp.* (Machinery)	276	6,944
SPX FLOW, Inc.* (Machinery)	230	8,482
SRC Energy, Inc.* (Oil, Gas & Consumable Fuels)	1,196	8,049
STAAR Surgical Co.* (Health Care Equipment & Supplies)	368	3,974
STAG Industrial, Inc. (Equity Real Estate Investment Trusts)	506	13,966
State Bank Financial Corp. (Banks)	230	6,238
State National Cos., Inc. (Insurance)	230	4,227
Steelcase, Inc.—Class A (Commercial Services & Supplies)	506	7,084
Sterling Bancorp (Banks)	690	16,043
Sterling Construction Co., Inc.* (Construction & Engineering)	276	3,607
Steven Madden, Ltd.* (Textiles, Apparel & Luxury Goods)	322	12,864
Stifel Financial Corp.* (Capital Markets)	368	16,921
Stoneridge, Inc.* (Auto Components)	230	3,544
Stratasys, Ltd.* (Technology Hardware, Storage & Peripherals)	322	7,506
Sucampo Pharmaceuticals, Inc.*—Class A (Pharmaceuticals)	276	2,898
Summit Hotel Properties, Inc. (Equity Real Estate Investment Trusts)	598	11,153
Summit Materials, Inc.*—Class A (Construction Materials)	598	17,264
Sun Hydraulics Corp. (Machinery)	138	5,888
SunCoke Energy, Inc.* (Metals & Mining)	460	5,014
SunPower Corp.* (Semiconductors & Semiconductor Equipment)	460	4,296
Sunrun, Inc.* (Electrical Equipment)	690	4,913
Sunstone Hotel Investors, Inc. (Equity Real Estate Investment Trusts)	1,196	19,280
Super Micro Computer, Inc.* (Technology Hardware, Storage & Peripherals)	230	5,670
Superior Energy Services, Inc.* (Energy Equipment & Services)	874	9,116
Superior Industries International, Inc. (Auto Components)	184	3,781
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	276	11,896
SUPERVALU, Inc.* (Food & Staples Retailing)	1,656	5,448
Swift Transportation Co.* (Road & Rail)	414	10,971
Sykes Enterprises, Inc.* (IT Services)	230	7,712
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	184	9,515
Synchronoss Technologies, Inc.* (Software)	322	5,297
Synergy Pharmaceuticals, Inc.* (Biotechnology)	1,472	6,550
SYNNEX Corp. (Electronic Equipment, Instruments & Components)	138	16,554
Syntel, Inc. (IT Services)	230	3,901
Tailored Brands, Inc. (Specialty Retail)	368	4,107
Taylor Morrison Home Corp.*—Class A (Household Durables)	368	8,836
Team, Inc.* (Commercial Services & Supplies)	184	4,315
Tech Data Corp.* (Electronic Equipment, Instruments & Components)	184	18,583
Teekay Corp. (Oil, Gas & Consumable Fuels)	506	3,375
Teekay Tankers, Ltd.—Class A (Oil, Gas & Consumable Fuels)	1,334	2,508
Teladoc, Inc.* (Health Care Providers & Services)	322	11,173
Telenav, Inc.* (Software)	322	2,608
Teligent, Inc.* (Pharmaceuticals)	368	3,367
Tellurian, Inc.* (Oil, Gas & Consumable Fuels)	414	4,152
Tenet Healthcare Corp.* (Health Care Providers & Services)	460	8,896
Tenneco, Inc. (Auto Components)	276	15,961
TerraForm Global, Inc.*—Class A (Independent Power & Renewable Electricity Producers)	736	3,717
Terraform Power, Inc.* (Independent Power & Renewable Electricity Producers)	506	6,072
Terreno Realty Corp. (Equity Real Estate Investment Trusts)	276	9,290

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraSmall-Cap :: 155

Common Stocks, continued

	Shares	Value
Tesco Corp.* (Energy Equipment & Services)	506	$2,252
Tetra Tech, Inc. (Commercial Services & Supplies)	322	14,732
TETRA Technologies, Inc.* (Energy Equipment & Services)	1,012	2,823
Tetraphase Pharmaceuticals, Inc.* (Pharmaceuticals)	368	2,624
Texas Capital Bancshares, Inc.* (Banks)	276	21,361
Texas Roadhouse, Inc.—Class A (Hotels, Restaurants & Leisure)	368	18,749
Textainer Group Holdings, Ltd. (Trading Companies & Distributors)	230	3,335
TG Therapeutics, Inc.* (Biotechnology)	368	3,698
The Advisory Board Co.* (Professional Services)	230	11,845
The Andersons, Inc. (Food & Staples Retailing)	184	6,284
The Bancorp, Inc.* (Banks)	460	3,487
The Brink’s Co. (Commercial Services & Supplies)	230	15,410
The Buckle, Inc. (Specialty Retail)	230	4,094
The Cato Corp.—Class A (Specialty Retail)	184	3,237
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	230	11,569
The E.W. Scripps Co.*—Class A (Media)	368	6,554
The Ensign Group, Inc. (Health Care Providers & Services)	322	7,010
The Finish Line, Inc.—Class A (Specialty Retail)	276	3,911
The GEO Group, Inc. (Equity Real Estate Investment Trusts)	644	19,043
The Greenbrier Cos., Inc. (Machinery)	184	8,510
The Hackett Group, Inc. (IT Services)	230	3,565
The KEYW Holding Corp.* (Aerospace & Defense)	368	3,441
The Manitowoc Co., Inc.* (Machinery)	874	5,253
The Medicines Co.* (Pharmaceuticals)	368	13,988
The Meet Group, Inc.* (Internet Software & Services)	644	3,252
The New York Times Co.—Class A (Media)	690	12,213
The Rubicon Project, Inc.* (Software)	460	2,364
The Spectranetics Corp.* (Health Care Equipment & Supplies)	276	10,598
The St Joe Co.* (Real Estate Management & Development)	322	6,038
TherapeuticsMD, Inc.* (Pharmaceuticals)	1,104	5,818
Theravance Biopharma, Inc.* (Pharmaceuticals)	230	9,163
Thermon Group Holdings, Inc.* (Electrical Equipment)	230	4,409
Third Point Reinsurance, Ltd.* (Insurance)	506	7,033
Tier REIT, Inc. (Equity Real Estate Investment Trusts)	322	5,951
Tile Shop Holdings, Inc. (Specialty Retail)	230	4,750
Time, Inc. (Media)	598	8,581
TimkenSteel Corp.* (Metals & Mining)	276	4,242
Tiptree Financial, Inc.—Class A (Diversified Financial Services)	322	2,270
Titan International, Inc. (Machinery)	368	4,420
Tivity Health, Inc.* (Health Care Providers & Services)	230	9,166
TiVo Corp. (Software)	644	12,011
TopBuild Corp.* (Household Durables)	230	12,206
TowneBank (Banks)	322	9,918
Travelport Worldwide, Ltd. (IT Services)	736	10,127
Tredegar Corp. (Chemicals)	230	3,508
Trevena, Inc.* (Biotechnology)	828	1,904
Trex Co., Inc.* (Building Products)	184	12,449
TRI Pointe Group, Inc.* (Household Durables)	874	11,528
TriMas Corp.* (Machinery)	276	5,755
TriNet Group, Inc.* (Professional Services)	230	7,530
Trinseo SA (Chemicals)	230	15,801
Triple-S Management Corp.* (Health Care Providers & Services)	184	3,111
Triton International, Ltd./Bermuda (Trading Companies & Distributors)	276	9,229
Triumph Group, Inc. (Aerospace & Defense)	276	8,722
Tronox, Ltd.—Class A (Chemicals)	414	6,260
TrueBlue, Inc.* (Professional Services)	276	7,314
TrueCar, Inc.* (Internet Software & Services)	368	7,334
TrustCo Bank Corp. (Thrifts & Mortgage Finance)	644	4,991
Trustmark Corp. (Banks)	368	11,835
TTM Technologies, Inc.* (Electronic Equipment, Instruments & Components)	552	9,583
Tutor Perini Corp.* (Construction & Engineering)	230	6,613
Twilio, Inc.* (Internet Software & Services)	368	10,712
U.S. Silica Holdings, Inc. (Energy Equipment & Services)	460	16,324
Ultra Clean Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	230	4,313
Ultra Petroleum Corp.* (Oil, Gas & Consumable Fuels)	1,104	11,978
Ultragenyx Pharmaceutical, Inc.* (Biotechnology)	230	14,285
UMB Financial Corp. (Banks)	230	17,218
UMH Properties, Inc. (Equity Real Estate Investment Trusts)	230	3,922
Umpqua Holdings Corp. (Banks)	1,150	21,113
Union Bankshares Corp. (Banks)	230	7,797
Unisys Corp.* (IT Services)	368	4,710
Unit Corp.* (Energy Equipment & Services)	322	6,031
United Bankshares, Inc. (Banks)	552	21,637
United Community Banks, Inc. (Banks)	414	11,509
United Community Financial Corp. (Thrifts & Mortgage Finance)	414	3,440
United Financial Bancorp, Inc. (Thrifts & Mortgage Finance)	322	5,374
United Natural Foods, Inc.* (Food & Staples Retailing)	276	10,129
Universal Corp. (Tobacco)	138	8,929
Universal Insurance Holdings, Inc. (Insurance)	230	5,796
Univest Corp. of Pennsylvania (Banks)	184	5,511
Uranium Energy Corp.* (Oil, Gas & Consumable Fuels)	1,656	2,633
Urban Edge Properties (Equity Real Estate Investment Trusts)	552	13,099
Urstadt Biddle Properties, Inc.—Class A (Equity Real Estate Investment Trusts)	230	4,554
USA Technologies, Inc.* (Technology Hardware, Storage & Peripherals)	460	2,392
Valhi, Inc. (Chemicals)	552	1,645
Valley National Bancorp (Banks)	1,380	16,298
Vanda Pharmaceuticals, Inc.* (Biotechnology)	322	5,249

See accompanying notes to financial statements.

156 :: ProFund VP UltraSmall-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
Varex Imaging Corp.* (Health Care Equipment & Supplies)	230	$7,774
VASCO Data Security International, Inc.* (Software)	230	3,301
Vector Group, Ltd. (Tobacco)	506	10,788
Veeco Instruments, Inc.* (Semiconductors & Semiconductor Equipment)	276	7,687
Veracyte, Inc.* (Biotechnology)	276	2,299
VeriFone Systems, Inc.* (Electronic Equipment, Instruments & Components)	644	11,656
Verint Systems, Inc.* (Software)	322	13,105
Versartis, Inc.* (Biotechnology)	230	4,014
Verso Corp.*—Class A (Paper & Forest Products)	506	2,373
ViaSat, Inc.* (Communications Equipment)	276	18,271
Viavi Solutions, Inc.* (Communications Equipment)	1,242	13,078
ViewRay, Inc.* (Health Care Equipment & Supplies)	368	2,381
VirnetX Holding Corp.* (Software)	506	2,302
Virtu Financial, Inc.—Class A (Capital Markets)	184	3,248
Virtusa Corp.* (IT Services)	184	5,410
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	736	12,218
Vista Outdoor, Inc.* (Leisure Products)	322	7,247
Vivint Solar, Inc.* (Independent Power & Renewable Electricity Producers)	552	3,229
Vocera Communications, Inc.* (Health Care Technology)	184	4,861
Vonage Holdings Corp.* (Diversified Telecommunication Services)	1,196	7,822
W&T Offshore, Inc.* (Oil, Gas & Consumable Fuels)	1,104	2,164
Wabash National Corp. (Machinery)	368	8,089
Waddell & Reed Financial, Inc.—Class A (Capital Markets)	460	8,685
WageWorks, Inc.* (Professional Services)	184	12,365
Walker & Dunlop, Inc.* (Thrifts & Mortgage Finance)	184	8,985
Washington Federal, Inc. (Thrifts & Mortgage Finance)	460	15,272
Washington Prime Group, Inc. (Equity Real Estate Investment Trusts)	1,104	9,240
Washington Real Estate Investment Trust (Equity Real Estate Investment Trusts)	414	13,207
Waterstone Financial, Inc. (Thrifts & Mortgage Finance)	184	3,468
Watts Water Technologies, Inc.—Class A (Machinery)	138	8,722
Web.com Group, Inc.* (Internet Software & Services)	230	5,819
WebMD Health Corp.* (Internet Software & Services)	184	10,792
Weight Watchers International, Inc.* (Diversified Consumer Services)	184	6,149
Werner Enterprises, Inc. (Road & Rail)	276	8,101
WesBanco, Inc. (Banks)	230	9,094
Wesco Aircraft Holdings, Inc.* (Aerospace & Defense)	414	4,492
West Corp. (Commercial Services & Supplies)	276	6,436
Westamerica Bancorp (Banks)	138	7,734
Western Asset Mortgage Capital Corp. (Mortgage Real Estate Investment Trusts)	322	3,317
Western New England BanCorp, Inc. (Thrifts & Mortgage Finance)	276	2,801
WGL Holdings, Inc. (Gas Utilities)	276	23,026
Whitestone REIT (Equity Real Estate Investment Trusts)	276	3,381
Willbros Group, Inc.* (Energy Equipment & Services)	782	1,932
William Lyon Homes*—Class A (Household Durables)	184	4,442
Windstream Holdings, Inc. (Diversified Telecommunication Services)	1,242	4,819
Wingstop, Inc. (Hotels, Restaurants & Leisure)	184	5,686
Winnebago Industries, Inc. (Automobiles)	184	6,440
Wintrust Financial Corp. (Banks)	276	21,096
WisdomTree Investments, Inc. (Capital Markets)	736	7,485
WMIH Corp.* (Insurance)	2,162	2,703
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	506	14,173
Woodward, Inc. (Machinery)	276	18,651
Workiva, Inc.* (Software)	184	3,505
World Wrestling Entertainment, Inc.—Class A (Media)	276	5,622
Worthington Industries, Inc. (Metals & Mining)	276	13,860
Wright Medical Group N.V.* (Health Care Equipment & Supplies)	552	15,174
WSFS Financial Corp. (Thrifts & Mortgage Finance)	184	8,344
Xactly Corp.* (Internet Software & Services)	230	3,600
Xcerra Corp.* (Semiconductors & Semiconductor Equipment)	414	4,045
Xencor, Inc.* (Biotechnology)	276	5,826
Xenia Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	598	11,583
XO Group, Inc.* (Internet Software & Services)	184	3,242
Xperi Corp. (Semiconductors & Semiconductor Equipment)	276	8,225
Yelp, Inc.* (Internet Software & Services)	414	12,427
YRC Worldwide, Inc.* (Road & Rail)	276	3,069
ZAGG, Inc.* (Household Durables)	276	2,387
Zendesk, Inc.* (Software)	552	15,335
ZIOPHARM Oncology, Inc.* (Biotechnology)	920	5,722
ZixCorp.* (Software)	506	2,879
Zogenix, Inc.* (Pharmaceuticals)	230	3,335
TOTAL COMMON STOCKS (Cost $6,343,857)		9,590,708

Contingent Rights(NM)

Chelsea Therapeutics International, Ltd.*+^(b) (Biotechnology)	1,360	—
Dyax Corp.*+^(c) (Biotechnology)	972	1,079
TOTAL CONTINGENT RIGHTS (Cost $—)		1,079

Trust (0.0%)

	Interest Units	Value
Ferroglobe Representation and Warranty Insurance+ (Metals & Mining)	510	—	(a)
TOTAL TRUST (Cost $—)		—

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraSmall-Cap :: 157

Repurchase Agreements(d)(e) (49.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.97%—1.05%, dated 6/30/17, due 7/3/17, total to be received $13,879,154	$13,878,000	$13,878,000
TOTAL REPURCHASE AGREEMENTS (Cost $13,878,000)		13,878,000
TOTAL INVESTMENT SECURITIES (Cost $20,221,857)—83.8%		23,469,787
Net other assets (liabilities)—16.2%		4,548,618
NET ASSETS—100.0%		$28,018,405

*                 Non-income producing security.

+                 These securities were fair valued based on procedures approved by the Board of Trustees. As of June 30, 2017, these securities represented less than 0.005% of the net assets of the Fund.

^                  The Advisor has deemed these securities to be illiquid. As of June 30, 2017, these securities represented less than 0.005% of the net assets of the Fund.

(a)         Amount is less than $0.50.

(b)         No explicit expiration date, expiration is subject to contingencies. Rights entitle the Fund to cash based on certain commercial sales milestones.

(c)          No explicit expiration date, expiration is subject to contingencies. Rights entitle the Fund to cash if the company receives U.S. Food and Drug Administration approval on a specific medication that is being developed.

(d)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2017, the aggregate amount held in a segregated account was $4,569,000.

(e)          The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR    American Depositary Receipt

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	87	9/18/17	$6,149,595	$48,523

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
iShares Russell 2000 ETF	Goldman Sachs International	7/27/17	0.99%	$10,610,697	$65,015
Russell 2000 Index	Goldman Sachs International	7/27/17	1.34%	9,021,222	79,999
				19,631,919	145,014
iShares Russell 2000 ETF	UBS AG	7/27/17	0.99%	8,271,861	77,381
Russell 2000 Index	UBS AG	7/27/17	1.19%	12,388,539	29,795
				20,660,400	107,176
				$40,292,319	$252,190

^                  Reflects the floating financing rate, as of June 30, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to financial statements.

158 :: ProFund VP UltraSmall-Cap :: Financial Statements

ProFund VP UltraSmall-Cap invested in the following industries as of June 30, 2017:

	Value	% of Net Assets
Aerospace & Defense	$136,666	0.5%
Air Freight & Logistics	38,122	0.1%
Airlines	22,646	0.1%
Auto Components	114,414	0.4%
Automobiles	6,440	NM
Banks	884,761	3.1%
Beverages	5,057	NM
Biotechnology	607,090	2.2%
Building Products	101,856	0.4%
Capital Markets	112,686	0.4%
Chemicals	196,506	0.6%
Commercial Services & Supplies	244,616	0.9%
Communications Equipment	187,357	0.7%
Construction & Engineering	126,568	0.5%
Construction Materials	17,264	0.1%
Consumer Finance	59,898	0.2%
Containers & Packaging	7,698	NM
Distributors	9,125	NM
Diversified Consumer Services	79,005	0.3%
Diversified Financial Services	14,282	0.1%
Diversified Telecommunication Services	68,121	0.3%
Electric Utilities	113,033	0.4%
Electrical Equipment	66,162	0.2%
Electronic Equipment, Instruments & Components	257,926	0.9%
Energy Equipment & Services	163,353	0.6%
Equity Real Estate Investment Trusts	739,089	2.7%
Food & Staples Retailing	39,175	0.1%
Food Products	86,506	0.3%
Gas Utilities	121,769	0.4%
Health Care Equipment & Supplies	365,308	1.3%
Health Care Providers & Services	193,901	0.7%
Health Care Technology	89,988	0.3%
Hotels, Restaurants & Leisure	256,576	1.0%
Household Durables	125,895	0.4%
Household Products	18,310	0.1%
Independent Power & Renewable Electricity Producers	56,331	0.2%
Industrial Conglomerates	7,659	NM
Insurance	189,004	0.7%
Internet & Direct Marketing Retail	50,689	0.2%
Internet Software & Services	282,326	1.0%
IT Services	220,376	0.8%
Leisure Products	25,843	0.1%
Life Sciences Tools & Services	95,902	0.3%
Machinery	289,434	0.9%
Marine	20,788	0.1%
Media	153,484	0.5%
Metals & Mining	128,329	0.5%
Mortgage Real Estate Investment Trusts	108,952	0.4%
Multiline Retail	34,395	0.1%
Multi-Utilities	51,089	0.2%
Oil, Gas & Consumable Fuels	241,783	0.8%
Paper & Forest Products	50,901	0.2%
Pharmaceuticals	211,315	0.8%
Professional Services	112,065	0.4%
Real Estate Management & Development	39,828	0.1%
Road & Rail	83,966	0.3%
Semiconductors & Semiconductor Equipment	336,694	1.2%
Software	382,234	1.4%
Specialty Retail	195,683	0.7%
Technology Hardware, Storage & Peripherals	71,427	0.3%
Textiles, Apparel & Luxury Goods	70,612	0.3%
Thrifts & Mortgage Finance	219,556	0.8%
Tobacco	19,717	0.1%
Trading Companies & Distributors	130,573	0.5%
Water Utilities	21,061	0.1%
Wireless Telecommunication Services	12,602	NM
Other**	18,426,618	65.7%
Total	$28,018,405	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM         Not meaningful, amount is less than 0.05%.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraSmall-Cap :: 159

Statement of Assets and Liabilities (unaudited)
June 30, 2017

ASSETS:
Total Investment Securities, at cost	$20,221,857
Securities, at value	9,591,787
Repurchase agreements, at value	13,878,000
Total Investment Securities, at value	23,469,787
Cash	2,767
Segregated cash balances with brokers	157,450
Segregated cash balances with custodian	738
Dividends and interest receivable	11,335
Unrealized gain on swap agreements	252,190
Receivable for capital shares issued	5,688,953
Receivable for investments sold	3,676
Prepaid expenses	361
TOTAL ASSETS	29,587,257
LIABILITIES:
Payable for investments purchased	2,683
Payable for capital shares redeemed	1,484,815
Variation margin on futures contracts	7,813
Advisory fees payable	15,347
Management services fees payable	2,046
Administration fees payable	745
Administrative services fees payable	11,712
Distribution fees payable	12,575
Transfer agency fees payable	1,168
Fund accounting fees payable	910
Compliance services fees payable	261
Other accrued expenses	28,777
TOTAL LIABILITIES	1,568,852
NET ASSETS	$28,018,405
NET ASSETS CONSIST OF:
Capital	$20,212,431
Accumulated net investment income (loss)	(107,786)
Accumulated net realized gains (losses) on investments	4,365,117
Net unrealized appreciation (depreciation) on investments	3,548,643
NET ASSETS	$28,018,405
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,033,514
Net Asset Value (offering and redemption price per share)	$27.11

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2017

INVESTMENT INCOME:
Dividends	$73,414
Interest	51,936
TOTAL INVESTMENT INCOME	125,350
EXPENSES:
Advisory fees	102,737
Management services fees	13,698
Administration fees	5,197
Transfer agency fees	7,479
Administrative services fees	33,333
Distribution fees	34,246
Custody fees	2,379
Fund accounting fees	10,369
Trustee fees	412
Compliance services fees	145
Other fees	26,551
Total Gross Expenses before reductions	236,546
Expenses reduced and reimbursed by the Advisor	(6,415)
TOTAL NET EXPENSES	230,131
NET INVESTMENT INCOME (LOSS)	(104,781)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	975,460
Net realized gains (losses) on futures contracts	224,143
Net realized gains (losses) on swap agreements	1,190,764
Change in net unrealized appreciation/depreciation on investments	477,092
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	2,867,459
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$2,762,678

See accompanying notes to financial statements.

160 :: ProFund VP UltraSmall-Cap :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2017 (unaudited)	Year Ended December 31, 2016
FROM INVESTMENT ACTIVITES:
OPERATIONS:
Net investment income (loss)	$(104,781)	$(149,282)
Net realized gains (losses) on investments	2,390,367	4,249,862
Change in net unrealized appreciation/depreciation on investments	477,092	1,497,260
Change in net assets resulting from operations	2,762,678	5,597,840
CAPITAL TRANSACTIONS:
Proceeds from shares issued	268,971,164	315,389,679
Value of shares redeemed	(270,490,633)	(313,584,420)
Change in net assets resulting from capital transactions	(1,519,469)	1,805,259
Change in net assets	1,243,209	7,403,099
NET ASSETS:
Beginning of period	26,775,196	19,372,097
End of period	$28,018,405	$26,775,196
Accumulated net investment income (loss)	$(107,786)	$(3,005)
SHARE TRANSACTIONS:
Issued	10,395,028	15,666,295
Redeemed	(10,423,723)	(15,676,153)
Change in shares	(28,695)	(9,858)

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP UltraSmall-Cap :: 161

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2017 (unaudited)		Year Ended Dec. 31, 2016	Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012
Net Asset Value, Beginning of Period	$25.21		$18.07	$21.36	$24.90	$13.35	$10.30
Investment Activities:
Net investment income (loss)(a)	(0.10)		(0.15)	(0.19)	(0.20)	(0.18)	(0.10)
Net realized and unrealized gains (losses) on investments	2.00		7.29	(2.48)	1.05	11.73	3.15
Total income (loss) from investment activities	1.90		7.14	(2.67)	0.85	11.55	3.05
Distributions to Shareholders From:
Net realized gains on investments	—		—	(0.62)	(4.39)	—	—
Net Asset Value, End of Period	$27.11		$25.21	$18.07	$21.36	$24.90	$13.35
Total Return	7.54	%(b)	39.51%	(12.93)%	5.38%	86.52%	29.61%
Ratios to Average Net Assets:
Gross expenses(c)	1.73%		1.78%	1.79%	1.76%	1.80%	1.94%
Net expenses(c)	1.68%		1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(c)	(0.76)%		(0.79)%	(0.89)%	(0.93)%	(0.95)%	(0.86)%
Supplemental Data:
Net assets, end of period (000’s)	$28,018		$26,775	$19,372	$25,158	$35,264	$19,450
Portfolio turnover rate(d)	11	%(b)	32%	45%	16%	32%	59%

(a)           Per share net investment income (loss) has been calculated using the average daily shares method.

(b)          Not annualized for periods less than one year.

(c)           Annualized for periods less than one year.

(d)          Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

162 :: ProFund VP UltraNASDAQ-100 :: Financial Statements

Investment Objective: The ProFund VP UltraNASDAQ-100 seeks daily investment results that, before fees and expenses, correspond to twice (2x) the daily performance of the NASDAQ-100® Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2017

Market Exposure

Investment Type	% of Net Assets
Equity Securities	56%
Futures Contracts	14%
Swap Agreements	130%
Total Exposure	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	6.5%
Alphabet, Inc.	5.1%
Microsoft Corp.	4.6%
Amazon.com, Inc.	4.0%
Facebook, Inc.	3.1%

NASDAQ-100 Index — Composition

% of Index
Information Technology	59%
Consumer Discretionary	22%
Health Care	11%
Consumer Staples	5%
Industrials	2%
Telecommunication Services	1%

Schedule of Portfolio Investments (unaudited)

Common Stocks (56.1%)

	Shares	Value
Activision Blizzard, Inc. (Software)	7,130	$410,474
Adobe Systems, Inc.* (Software)	4,692	663,636
Akamai Technologies, Inc.* (Internet Software & Services)	1,656	82,485
Alexion Pharmaceuticals, Inc.* (Biotechnology)	2,116	257,454
Alphabet, Inc.*—Class A (Internet Software & Services)	2,806	2,608,682
Alphabet, Inc.*—Class C (Internet Software & Services)	3,266	2,967,912
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	4,508	4,363,743
American Airlines Group, Inc. (Airlines)	4,646	233,787
Amgen, Inc. (Biotechnology)	6,946	1,196,309
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	3,450	268,410
Apple, Inc. (Technology Hardware, Storage & Peripherals)	49,266	7,095,289
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	10,166	419,957
Autodesk, Inc.* (Software)	2,070	208,697
Automatic Data Processing, Inc. (IT Services)	4,232	433,611
Baidu, Inc.*ADR (Internet Software & Services)	2,622	468,971
Biogen, Inc.* (Biotechnology)	2,024	549,233
BioMarin Pharmaceutical, Inc.* (Biotechnology)	1,656	150,398
Broadcom, Ltd. (Semiconductors & Semiconductor Equipment)	3,772	879,065
CA, Inc. (Software)	3,956	136,363
Celgene Corp.* (Biotechnology)	7,360	955,843
Cerner Corp.* (Health Care Technology)	3,128	207,918
Charter Communications, Inc.*—Class A (Media)	2,530	852,231
Check Point Software Technologies, Ltd.* (Software)	1,564	170,601
Cintas Corp. (Commercial Services & Supplies)	1,012	127,552
Cisco Systems, Inc. (Communications Equipment)	47,242	1,478,675
Citrix Systems, Inc.* (Software)	1,426	113,481
Cognizant Technology Solutions Corp. (IT Services)	5,566	369,582
Comcast Corp.—Class A (Media)	44,712	1,740,191
Costco Wholesale Corp. (Food & Staples Retailing)	4,140	662,110
CSX Corp. (Road & Rail)	8,740	476,855
Ctrip.com International, Ltd.*ADR (Internet & Direct Marketing Retail)	4,232	227,936
Dentsply Sirona, Inc. (Health Care Equipment & Supplies)	2,162	140,184
Discovery Communications, Inc.*—Class A (Media)	1,472	38,022
Discovery Communications, Inc.*—Class C (Media)	2,116	53,344
Dish Network Corp.*—Class A (Media)	2,162	135,687
Dollar Tree, Inc.* (Multiline Retail)	2,254	157,600
eBay, Inc.* (Internet Software & Services)	10,212	356,603
Electronic Arts, Inc.* (Software)	2,944	311,240
Expedia, Inc. (Internet & Direct Marketing Retail)	1,288	191,848
Express Scripts Holding Co.* (Health Care Providers & Services)	5,612	358,270
Facebook, Inc.*—Class A (Internet Software & Services)	22,356	3,375,308
Fastenal Co. (Trading Companies & Distributors)	2,714	118,140
Fiserv, Inc.* (IT Services)	2,024	247,616
Gilead Sciences, Inc. (Biotechnology)	12,328	872,576
Hasbro, Inc. (Leisure Products)	1,196	133,366
Henry Schein, Inc.* (Health Care Providers & Services)	736	134,703
Hologic, Inc.* (Health Care Equipment & Supplies)	2,668	121,074
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	828	133,656
Illumina, Inc.* (Life Sciences Tools & Services)	1,380	239,458
Incyte Corp.* (Biotechnology)	1,932	243,258
Intel Corp. (Semiconductors & Semiconductor Equipment)	44,482	1,500,822

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraNASDAQ-100 :: 163

Common Stocks, continued

	Shares	Value
Intuit, Inc. (Software)	2,438	$323,791
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	368	344,216
J.B. Hunt Transport Services, Inc. (Road & Rail)	1,058	96,680
JD.com, Inc.*ADR (Internet & Direct Marketing Retail)	8,648	339,175
KLA-Tencor Corp. (Semiconductors & Semiconductor Equipment)	1,472	134,703
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	1,518	214,691
Liberty Global PLC*—Class A (Media)	2,254	72,398
Liberty Global PLC*—Class C (Media)	5,750	179,285
Liberty Interactive Corp.*—Class G (Internet & Direct Marketing Retail)	4,002	98,209
Liberty LiLAC Group*—Class A (Media)	460	10,014
Liberty LiLAC Group*—Class C (Media)	1,150	24,622
Liberty Ventures*—Class A (Internet & Direct Marketing Retail)	782	40,891
Marriott International, Inc.—Class A (Hotels, Restaurants & Leisure)	3,588	359,912
Mattel, Inc. (Leisure Products)	3,220	69,327
Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	2,668	119,793
Mercadolibre, Inc. (Internet Software & Services)	414	103,864
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	2,162	166,863
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	10,442	311,798
Microsoft Corp. (Software)	72,956	5,028,857
Mondelez International, Inc.—Class A (Food Products)	14,352	619,863
Monster Beverage Corp.* (Beverages)	5,382	267,378
Mylan N.V.* (Pharmaceuticals)	5,060	196,429
Netease.com, Inc.ADR (Internet Software & Services)	736	221,264
Netflix, Inc.* (Internet & Direct Marketing Retail)	4,094	611,685
Norwegian Cruise Line Holdings, Ltd.* (Hotels, Restaurants & Leisure)	2,162	117,375
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	5,612	811,271
O’Reilly Automotive, Inc.* (Specialty Retail)	874	191,179
PACCAR, Inc. (Machinery)	3,312	218,724
Paychex, Inc. (IT Services)	3,404	193,824
PayPal Holdings, Inc.* (IT Services)	11,362	609,799
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	13,938	769,656
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	966	474,441
Ross Stores, Inc. (Specialty Retail)	3,726	215,102
Seagate Technology PLC (Technology Hardware, Storage & Peripherals)	2,806	108,733
Shire Pharmaceuticals Group PLCADR (Biotechnology)	736	121,639
Sirius XM Holdings, Inc. (Media)	44,068	241,052
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	1,748	167,721
Starbucks Corp. (Hotels, Restaurants & Leisure)	13,662	796,631
Symantec Corp. (Software)	5,750	162,438
Tesla Motors, Inc.* (Automobiles)	1,564	565,558
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	9,430	725,450
The Kraft Heinz Co. (Food Products)	11,500	984,860
The Priceline Group, Inc.* (Internet & Direct Marketing Retail)	460	860,438
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	7,866	476,837
Tractor Supply Co. (Specialty Retail)	1,196	64,835
Twenty-First Century Fox, Inc.—Class A (Media)	9,936	281,586
Twenty-First Century Fox, Inc.—Class B (Media)	7,544	210,251
Ulta Salon, Cosmetics & Fragrance, Inc.* (Specialty Retail)	598	171,829
Verisk Analytics, Inc.*—Class A (Professional Services)	1,564	131,955
Vertex Pharmaceuticals, Inc.* (Biotechnology)	2,346	302,329
Viacom, Inc.—Class B (Media)	3,312	111,184
Vodafone Group PLCADR (Wireless Telecommunication Services)	4,094	117,621
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	10,212	799,702
Western Digital Corp. (Technology Hardware, Storage & Peripherals)	2,760	244,536
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	966	129,560
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	2,346	150,895
TOTAL COMMON STOCKS (Cost $31,202,842)		61,124,945

Repurchase Agreements(a)(b) (21.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.97%—1.05%, dated 6/30/17, due 7/3/17, total to be received $23,060,918	$23,059,000	$23,059,000
TOTAL REPURCHASE AGREEMENTS (Cost $23,059,000)		23,059,000
TOTAL INVESTMENT SECURITIES (Cost $54,261,842)—77.3%		84,183,945
Net other assets (liabilities)—22.7%		24,756,185
NET ASSETS—100.0%		$108,940,130

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2017, the aggregate amount held in a segregated account was $12,432,000.

(b)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR	American Depositary Receipt

See accompanying notes to financial statements.

164 :: ProFund VP UltraNASDAQ-100 :: Financial Statements

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini NASDAQ-100 Futures Contracts	134	9/18/17	$15,144,680	$(634,073)

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
NASDAQ-100 Index	Goldman Sachs International	7/27/17	1.74%	$30,990,930	$(134,179)
PowerShares QQQ Trust, Series 1 ETF	Goldman Sachs International	7/27/17	1.49%	19,013,605	(50,586)
				50,004,535	(184,765)
NASDAQ-100 Index	UBS AG	7/27/17	1.59%	62,667,415	(126,030)
PowerShares QQQ Trust, Series 1 ETF	UBS AG	7/27/17	1.69%	28,839,919	(62,834)
				91,507,334	(188,864)
				$141,511,869	$(373,629)

^                  Reflects the floating financing rate, as of June 30, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

ProFund VP UltraNASDAQ-100 invested in the following industries as of June 30, 2017:

	Value	% of Net Assets
Airlines	$233,787	0.2%
Automobiles	565,558	0.5%
Beverages	267,378	0.2%
Biotechnology	5,123,480	4.6%
Commercial Services & Supplies	127,552	0.1%
Communications Equipment	1,478,675	1.4%
Food & Staples Retailing	1,461,812	1.3%
Food Products	1,604,723	1.6%
Health Care Equipment & Supplies	739,130	0.7%
Health Care Providers & Services	492,973	0.5%
Health Care Technology	207,918	0.2%
Hotels, Restaurants & Leisure	1,403,478	1.3%
Internet & Direct Marketing Retail	6,733,925	6.2%
Internet Software & Services	10,185,089	9.4%
IT Services	1,854,432	1.7%
Leisure Products	202,693	0.2%
Life Sciences Tools & Services	239,458	0.2%
Machinery	218,724	0.2%
Media	3,949,867	3.6%
Multiline Retail	157,600	0.1%
Pharmaceuticals	196,429	0.2%
Professional Services	131,955	0.1%
Road & Rail	573,535	0.6%
Semiconductors & Semiconductor Equipment	6,641,095	6.1%
Software	7,529,578	6.9%
Specialty Retail	642,945	0.6%
Technology Hardware, Storage & Peripherals	7,448,558	6.8%
Trading Companies & Distributors	118,140	0.1%
Wireless Telecommunication Services	594,458	0.5%
Other**	47,815,185	43.9%
Total	$108,940,130	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraNASDAQ-100 :: 165

Statement of Assets and Liabilities (unaudited)
June 30, 2017

ASSETS:
Total Investment Securities, at cost	$54,261,842
Securities, at value	61,124,945
Repurchase agreements, at value	23,059,000
Total Investment Securities, at value	84,183,945
Cash	3,927
Segregated cash balances with brokers	574,860
Segregated cash balances with custodian	904
Dividends and interest receivable	21,390
Receivable for capital shares issued	26,988,470
Prepaid expenses	1,121
TOTAL ASSETS	111,774,617
LIABILITIES:
Payable for capital shares redeemed	2,293,410
Unrealized loss on swap agreements	373,629
Variation margin on futures contracts	5,360
Advisory fees payable	56,886
Management services fees payable	7,585
Administration fees payable	2,674
Administrative services fees payable	32,020
Distribution fees payable	33,743
Transfer agency fees payable	4,197
Fund accounting fees payable	3,268
Compliance services fees payable	815
Other accrued expenses	20,900
TOTAL LIABILITIES	2,834,487
NET ASSETS	$108,940,130
NET ASSETS CONSIST OF:
Capital	$61,353,435
Accumulated net investment income (loss)	(265,108)
Accumulated net realized gains (losses) on investments	18,937,402
Net unrealized appreciation (depreciation) on investments	28,914,401
NET ASSETS	$108,940,130
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,186,452
Net Asset Value (offering and redemption price per share)	$91.82

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2017

INVESTMENT INCOME:
Dividends	$339,595
Interest	91,489
TOTAL INVESTMENT INCOME	431,084
EXPENSES:
Advisory fees	310,800
Management services fees	41,440
Administration fees	14,439
Transfer agency fees	20,767
Administrative services fees	106,140
Distribution fees	103,600
Custody fees	6,047
Fund accounting fees	16,797
Trustee fees	1,130
Compliance services fees	429
Other fees	61,103
Recoupment of prior expenses reduced by the Advisor	13,500
TOTAL NET EXPENSES	696,192
NET INVESTMENT INCOME (LOSS)	(265,108)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	483,327
Net realized gains (losses) on futures contracts	2,899,712
Net realized gains (losses) on swap agreements	14,872,386
Change in net unrealized appreciation/depreciation on investments	7,610,175
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	25,865,600
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$25,600,492

See accompanying notes to financial statements.

166 :: ProFund VP UltraNASDAQ-100 :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2017 (unaudited)	Year Ended December 31, 2016
FROM INVESTMENT ACTIVITES:
OPERATIONS:
Net investment income (loss)	$(265,108)	$(472,469)
Net realized gains (losses) on investments	18,255,425	5,187,593
Change in net unrealized appreciation/depreciation on investments	7,610,175	1,185,411
Change in net assets resulting from operations	25,600,492	5,900,535
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains on investments	—	(5,115,247)
Change in net assets resulting from distributions	—	(5,115,247)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	677,755,969	874,343,232
Distributions reinvested	—	5,115,247
Value of shares redeemed	(687,642,262)	(863,702,038)
Change in net assets resulting from capital transactions	(9,886,293)	15,756,441
Change in net assets	15,714,199	16,541,729
NET ASSETS:
Beginning of period	93,225,931	76,684,202
End of period	$108,940,130	$93,225,931
Accumulated net investment income (loss)	$(265,108)	$—
SHARE TRANSACTIONS:
Issued	7,921,364	13,126,127
Reinvested	—	74,447
Redeemed	(8,086,088)	(12,949,760)
Change in shares	(164,724)	250,814

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP UltraNASDAQ-100 :: 167

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2017 (unaudited)		Year Ended Dec. 31, 2016	Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012
Net Asset Value, Beginning of Period	$69.00		$69.69	$69.97	$51.51	$28.77	$21.51
Investment Activities:
Net investment income (loss)(a)	(0.27)		(0.49)	(0.55)	(0.42)	(0.33)	(0.23)
Net realized and unrealized gains (losses) on investments	23.09		6.47	9.55	18.88	23.07	7.49
Total income (loss) from investment activities	22.82		5.98	9.00	18.46	22.74	7.26
Distributions to Shareholders From:
Net realized gains on investments	—		(6.67)	(9.28)	—	—	—
Net Asset Value, End of Period	$91.82		$69.00	$69.69	$69.97	$51.51	$28.77
Total Return	33.07	%(b)	8.62%	13.60%	35.84%	79.04%	33.75%
Ratios to Average Net Assets:
Gross expenses(c)	1.68%		1.71%	1.71%	1.72%	1.72%	1.82%
Net expenses(c)	1.68%		1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(c)	(0.64)%		(0.75)%	(0.79)%	(0.72)%	(0.88)%	(0.79)%
Supplemental Data:
Net assets, end of period (000’s)	$108,940		$93,226	$76,684	$105,265	$64,938	$29,454
Portfolio turnover rate(d)	2	%(b)	33%	58%	77%	27%	36%

(a)           Per share net investment income (loss) has been calculated using the average daily shares method.

(b)          Not annualized for periods less than one year.

(c)           Annualized for periods less than one year.

(d)          Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

168 :: ProFund VP Bear :: Financial Statements

Investment Objective: The ProFund VP Bear seeks investment results, before fees and expenses, that correspond to the inverse (-1x) of the performance of the S&P 500®.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2017

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(27)%
Swap Agreements	(73)%
Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP Bear primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

S&P 500 — Composition

% of Index
Information Technology	22%
Financials	15%
Health Care	15%
Consumer Discretionary	12%
Industrials	10%
Consumer Staples	9%
Energy	6%
Materials	3%
Real Estate	3%
Utilities	3%
Telecommunication Services	2%

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a)(b) (99.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.97%—1.05%, dated 6/30/17, due 7/3/17, total to be received $5,002,416	$5,002,000	$5,002,000
TOTAL REPURCHASE AGREEMENTS (Cost $5,002,000)		5,002,000
TOTAL INVESTMENT SECURITIES (Cost $5,002,000)—99.7%		5,002,000
Net other assets (liabilities)—0.3%		16,485
NET ASSETS—100.0%		$5,018,485

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2017, the aggregate amount held in a segregated account was $631,000.

(b)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	11	9/18/17	$1,331,275	$4,928

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
S&P 500	Goldman Sachs International	7/27/17	(1.54)%	$(1,844,644)	$(3,427)
S&P 500	UBS AG	7/27/17	(1.24)%	(1,823,845)	(2,005)
				$(3,668,489)	$(5,432)

^                  Reflects the floating financing rate, as of June 30, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Bear :: 169

Statement of Assets and Liabilities (unaudited)
June 30, 2017

ASSETS:
Total Investment Securities, at cost	$5,002,000
Repurchase agreements, at value	5,002,000
Total Investment Securities, at value	5,002,000
Cash	252
Segregated cash balances with brokers	53,220
Interest receivable	139
Prepaid expenses	87
TOTAL ASSETS	5,055,698
LIABILITIES:
Payable for capital shares redeemed	20,865
Unrealized loss on swap agreements	5,432
Variation margin on futures contracts	275
Advisory fees payable	3,057
Management services fees payable	408
Administration fees payable	148
Administrative services fees payable	1,754
Distribution fees payable	1,859
Transfer agency fees payable	232
Fund accounting fees payable	181
Compliance services fees payable	69
Other accrued expenses	2,933
TOTAL LIABILITIES	37,213
NET ASSETS	$5,018,485
NET ASSETS CONSIST OF:
Capital	$23,466,398
Accumulated net investment income (loss)	(29,477)
Accumulated net realized gains (losses) on investments	(18,417,932)
Net unrealized appreciation (depreciation) on investments	(504)
NET ASSETS	$5,018,485
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	136,397
Net Asset Value (offering and redemption price per share)	$36.79

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2017

INVESTMENT INCOME:
Interest	$17,075
EXPENSES:
Advisory fees	20,782
Management services fees	2,771
Administration fees	961
Transfer agency fees	1,376
Administrative services fees	7,958
Distribution fees	6,927
Custody fees	374
Fund accounting fees	1,090
Trustee fees	78
Compliance services fees	26
Other fees	3,410
Recoupment of prior expenses reduced by the Advisor	1,000
Total Gross Expenses before reductions	46,753
Expenses reduced and reimbursed by the Advisor	(201)
TOTAL NET EXPENSES	46,552
NET INVESTMENT INCOME (LOSS)	(29,477)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on futures contracts	(111,869)
Net realized gains (losses) on swap agreements	(351,928)
Change in net unrealized appreciation/depreciation on investments	(63,362)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(527,159)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(556,636)

See accompanying notes to financial statements.

170 :: ProFund VP Bear :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2017 (unaudited)	Year Ended December 31, 2016
FROM INVESTMENT ACTIVITES:
OPERATIONS:
Net investment income (loss)	$(29,477)	$(145,055)
Net realized gains (losses) on investments	(463,797)	(1,708,545)
Change in net unrealized appreciation/depreciation on investments	(63,362)	30,412
Change in net assets resulting from operations	(556,636)	(1,823,188)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	15,991,938	117,135,667
Value of shares redeemed	(16,700,048)	(116,773,799)
Change in net assets resulting from capital transactions	(708,110)	361,868
Change in net assets	(1,264,746)	(1,461,320)
NET ASSETS:
Beginning of period	6,283,231	7,744,551
End of period	$5,018,485	$6,283,231
Accumulated net investment income (loss)	$(29,477)	$—
SHARE TRANSACTIONS:
Issued	422,740	2,616,712	(a)
Redeemed	(442,247)	(2,627,829	)(a)
Change in shares	(19,507)	(11,117)

(a)         As described in Note 9, share amounts have been adjusted for 1:5 reverse stock split that occurred on December 5, 2016.

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Bear :: 171

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2017 (unaudited)		Year Ended Dec. 31, 2016(a)	Year Ended Dec. 31, 2015(a)	Year Ended Dec. 31, 2014(a)	Year Ended Dec. 31, 2013(a)	Year Ended Dec. 31, 2012(a)
Net Asset Value, Beginning of Period	$40.30		$46.37	$48.76	$56.83	$77.39	$92.82
Investment Activities:
Net investment income (loss)(b)	(0.20)		(0.63)	(0.75)	(0.90)	(1.10)	(1.30)
Net realized and unrealized gains (losses) on investments	(3.31)		(5.44)	(1.64)	(7.17)	(19.46)	(14.13)
Total income (loss) from investment activities	(3.51)		(6.07)	(2.39)	(8.07)	(20.56)	(15.43)
Net Asset Value, End of Period	$36.79		$40.30	$46.37	$48.76	$56.83	$77.39
Total Return	(8.71	)%(c)	(13.05)%	(4.92)%	(14.25)%	(26.55)%	(16.59)%
Ratios to Average Net Assets:
Gross expenses(d)	1.69%		1.68%	1.68%	1.76%	1.74%	1.78%
Net expenses(d)	1.68%		1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(d)	(1.06)%		(1.42)%	(1.63)%	(1.66)%	(1.65)%	(1.58)%
Supplemental Data:
Net assets, end of period (000’s)	$5,018		$6,283	$7,745	$8,588	$14,674	$13,010
Portfolio turnover rate(e)	—		—	—	—	—	—

(a)           As described in Note 9, share amounts have been adjusted for 1:5 reverse stock split that occurred on December 5, 2016.

(b)          Per share net investment income (loss) has been calculated using the average daily shares method.

(c)           Not annualized for periods less than one year.

(d)          Annualized for periods less than one year.

(e)           Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to financial statements.

172 :: ProFund VP Short Mid-Cap :: Financial Statements

Investment Objective: The ProFund VP Short Mid-Cap seeks daily investment results that, before fees and expenses, correspond to the inverse (-1x) of the daily performance of the S&P MidCap 400®.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2017

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(100)%
Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP Short Mid-Cap primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

S&P MidCap 400 — Composition

% of Index
Information Technology	18%
Financials	16%
Industrials	15%
Consumer Discretionary	12%
Real Estate	10%
Health Care	9%
Materials	8%
Utilities	5%
Consumer Staples	4%
Energy	3%

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a)(b) (253.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.97%—1.05%, dated 6/30/17, due 7/3/17, total to be received $495,041	$495,000	$495,000
TOTAL REPURCHASE AGREEMENTS (Cost $495,000)		495,000
TOTAL INVESTMENT SECURITIES (Cost $495,000)—253.4%		495,000
Net other assets (liabilities)—(153.4)%(c)		(299,665)
NET ASSETS—100.0%		$195,335

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2017, the aggregate amount held in a segregated account was $71,000.

(b)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)          Amount includes $295,758 of net capital shares payable as of June 30, 2017.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
S&P MidCap 400	Goldman Sachs International	7/27/17	(1.24)%	$(115,668)	$(2,580)
S&P MidCap 400	UBS AG	7/27/17	(1.19)%	(79,078)	(594)
				$(194,746)	$(3,174)

^                  Reflects the floating financing rate, as of June 30, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Short Mid-Cap :: 173

Statement of Assets and Liabilities (unaudited)
June 30, 2017

ASSETS:
Total Investment Securities, at cost	$495,000
Repurchase agreements, at value	495,000
Total Investment Securities, at value	495,000
Cash	517
Interest receivable	14
Prepaid expenses	4
TOTAL ASSETS	495,535
LIABILITIES:
Payable for capital shares redeemed	295,758
Unrealized loss on swap agreements	3,174
Advisory fees payable	329
Management services fees payable	44
Administration fees payable	15
Administrative services fees payable	113
Distribution fees payable	176
Transfer agency fees payable	24
Fund accounting fees payable	19
Compliance services fees payable	5
Other accrued expenses	543
TOTAL LIABILITIES	300,200
NET ASSETS	$195,335
NET ASSETS CONSIST OF:
Capital	$2,472,183
Accumulated net investment income (loss)	(1,806)
Accumulated net realized gains (losses) on investments	(2,271,868)
Net unrealized appreciation (depreciation) on investments	(3,174)
NET ASSETS	$195,335
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	5,192
Net Asset Value (offering and redemption price per share)	$37.62

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2017

INVESTMENT INCOME:
Interest	$1,312
EXPENSES:
Advisory fees	1,493
Management services fees	199
Administration fees	94
Transfer agency fees	135
Administrative services fees	422
Distribution fees	497
Custody fees	33
Fund accounting fees	107
Trustee fees	7
Compliance services fees	3
Other fees	128
TOTAL NET EXPENSES	3,118
NET INVESTMENT INCOME (LOSS)	(1,806)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on swap agreements	(44,391)
Change in net unrealized appreciation/depreciation on investments	(124)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(44,515)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(46,321)

See accompanying notes to financial statements.

174 :: ProFund VP Short Mid-Cap :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2017 (unaudited)	Year Ended December 31, 2016
FROM INVESTMENT ACTIVITES:
OPERATIONS:
Net investment income (loss)	$(1,806)	$(10,124)
Net realized gains (losses) on investments	(44,391)	(73,409)
Change in net unrealized appreciation/depreciation on investments	(124)	2,366
Change in net assets resulting from operations	(46,321)	(81,167)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains on investments	—	(55,814)
Change in net assets resulting from distributions	—	(55,814)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	10,901,167	38,233,727
Distributions reinvested	—	55,814
Value of shares redeemed	(11,055,456)	(38,303,868)
Change in net assets resulting from capital transactions	(154,289)	(14,327)
Change in net assets	(200,610)	(151,308)
NET ASSETS:
Beginning of period	395,945	547,253
End of period	$195,335	$395,945
Accumulated net investment income (loss)	$(1,806)	$—
SHARE TRANSACTIONS:
Issued	284,738	800,907	(a)
Reinvested	—	1,297	(a)
Redeemed	(289,403)	(802,231	)(a)
Change in shares	(4,665)	(27)

(a)         As described in Note 9, share amounts have been adjusted for 1:8 reverse stock split that occurred on December 5, 2016.

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Short Mid-Cap :: 175

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2017 (unaudited)		Year Ended Dec. 31, 2016(a)	Year Ended Dec. 31, 2015(a)	Year Ended Dec. 31, 2014(a)	Year Ended Dec. 31, 2013(a)	Year Ended Dec. 31, 2012(a)
Net Asset Value, Beginning of Period	$40.17		$55.37	$56.30	$64.20	$88.94	$109.74
Investment Activities:
Net investment income (loss)(b)	(0.17)		(0.71)	(0.88)	(1.04)	(1.20)	(1.52)
Net realized and unrealized gains (losses) on investments	(2.38)		(10.19)	(0.05)	(6.86)	(23.54)	(19.28)
Total income (loss) from investment activities	(2.55)		(10.90)	(0.93)	(7.90)	(24.74)	(20.80)
Distributions to Shareholders From:
Net realized gains on investments	—		(4.30)	—	—	—	—
Net Asset Value, End of Period	$37.62		$40.17	$55.37	$56.30	$64.20	$88.94
Total Return	(6.42	)%(c)	(20.19)%	(1.70)%	(12.44)%	(27.70)%	(18.95)%
Ratios to Average Net Assets:
Gross expenses(d)	1.57%		1.68%	1.84%	2.51%	2.06%	1.95%
Net expenses(d)	1.57%		1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(d)	(0.91)%		(1.42)%	(1.64)%	(1.66)%	(1.65)%	(1.58)%
Supplemental Data:
Net assets, end of period (000’s)	$195		$396	$547	$548	$426	$1,050
Portfolio turnover rate(e)	—		—	—	—	—	—

(a)           As described in Note 9, share amounts have been adjusted for 1:8 reverse stock split that occurred on December 5, 2016.

(b)          Per share net investment income (loss) has been calculated using the average daily shares method.

(c)           Not annualized for periods less than one year.

(d)          Annualized for periods less than one year.

(e)           Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to financial statements.

176 :: ProFund VP Short Small-Cap :: Financial Statements

Investment Objective: The ProFund VP Short Small-Cap seeks daily investment results that, before fees and expenses, correspond to the inverse (-1x) of the daily performance of the Russell 2000® Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2017

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(14)%
Swap Agreements	(86)%
Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP Short Small-Cap primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Russell 2000 Index — Composition

% of Index
Financials	18%
Information Technology	17%
Health Care	15%
Industrials	15%
Consumer Discretionary	12%
Real Estate	7%
Energy	4%
Materials	4%
Utilities	4%
Consumer Staples	3%
Telecommunication Services	1%

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a)(b) (100.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.97%—1.05%, dated 6/30/17, due 7/3/17, total to be received $2,603,217	$2,603,000	$2,603,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,603,000)		2,603,000
TOTAL INVESTMENT SECURITIES (Cost $2,603,000)—100.8%		2,603,000
Net other assets (liabilities)—(0.8)%		(20,262)
NET ASSETS—100.0%		$2,582,738

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2017, the aggregate amount held in a segregated account was $361,000.

(b)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	5	9/18/17	$353,425	$(4,982)

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Russell 2000 Index	Goldman Sachs International	7/27/17	(0.84)%	$(1,546,231)	$(13,776)
Russell 2000 Index	UBS AG	7/27/17	(0.69)%	(676,100)	(5,914)
				$(2,222,331)	$(19,690)

^                  Reflects the floating financing rate, as of June 30, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Short Small-Cap :: 177

Statement of Assets and Liabilities (unaudited)
June 30, 2017

ASSETS:
Total Investment Securities, at cost	$2,603,000
Repurchase agreements, at value	2,603,000
Total Investment Securities, at value	2,603,000
Cash	67
Segregated cash balances with brokers	16,750
Interest receivable	72
Receivable for capital shares issued	6,964
Variation margin on futures contracts	1,075
Prepaid expenses	32
TOTAL ASSETS	2,627,960
LIABILITIES:
Payable for capital shares redeemed	17,815
Unrealized loss on swap agreements	19,690
Advisory fees payable	1,517
Management services fees payable	202
Administration fees payable	78
Administrative services fees payable	1,432
Distribution fees payable	1,435
Transfer agency fees payable	123
Fund accounting fees payable	95
Compliance services fees payable	26
Other accrued expenses	2,809
TOTAL LIABILITIES	45,222
NET ASSETS	$2,582,738
NET ASSETS CONSIST OF:
Capital	$7,329,785
Accumulated net investment income (loss)	(13,649)
Accumulated net realized gains (losses) on investments	(4,708,726)
Net unrealized appreciation (depreciation) on investments	(24,672)
NET ASSETS	$2,582,738
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	181,347
Net Asset Value (offering and redemption price per share)	$14.24

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2017

INVESTMENT INCOME:
Interest	$8,201
EXPENSES:
Advisory fees	9,755
Management services fees	1,301
Administration fees	480
Transfer agency fees	688
Administrative services fees	3,400
Distribution fees	3,252
Custody fees	186
Fund accounting fees	545
Trustee fees	39
Compliance services fees	13
Other fees	2,701
Total Gross Expenses before reductions	22,360
Expenses reduced and reimbursed by the Advisor	(510)
TOTAL NET EXPENSES	21,850
NET INVESTMENT INCOME (LOSS)	(13,649)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on futures contracts	(10,912)
Net realized gains (losses) on swap agreements	(21,147)
Change in net unrealized appreciation/depreciation on investments	(51,620)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(83,679)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(97,328)

See accompanying notes to financial statements.

178 :: ProFund VP Short Small-Cap :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2017 (unaudited)	Year Ended December 31, 2016
FROM INVESTMENT ACTIVITES:
OPERATIONS:
Net investment income (loss)	$(13,649)	$(44,024)
Net realized gains (losses) on investments	(32,059)	(909,398)
Change in net unrealized appreciation/depreciation on investments	(51,620)	42,911
Change in net assets resulting from operations	(97,328)	(910,511)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	26,160,692	66,535,148
Value of shares redeemed	(25,567,978)	(65,879,527)
Change in net assets resulting from capital transactions	592,714	655,621
Change in net assets	495,386	(254,890)
NET ASSETS:
Beginning of period	2,087,352	2,342,242
End of period	$2,582,738	$2,087,352
Accumulated net investment income (loss)	$(13,649)	$—
SHARE TRANSACTIONS:
Issued	1,781,115	3,731,012
Redeemed	(1,737,612)	(3,714,472)
Change in shares	43,503	16,540

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Short Small-Cap :: 179

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2017 (unaudited)		Year Ended Dec. 31, 2016	Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014(a)	Year Ended Dec. 31, 2013(a)	Year Ended Dec. 31, 2012(a)
Net Asset Value, Beginning of Period	$15.14		$19.31	$19.47	$21.45	$31.20	$38.50
Investment Activities:
Net investment income (loss)(b)	(0.08)		(0.26)	(0.31)	(0.35)	(0.45)	(0.55)
Net realized and unrealized gains (losses) on investments	(0.82)		(3.91)	0.15	(1.63)	(9.30)	(6.75)
Total income (loss) from investment activities	(0.90)		(4.17)	(0.16)	(1.98)	(9.75)	(7.30)
Net Asset Value, End of Period	$14.24		$15.14	$19.31	$19.47	$21.45	$31.20
Total Return	(5.94	)%(c)	(21.60)%	(0.82)%	(9.23)%	(31.25)%	(18.96)%
Ratios to Average Net Assets:
Gross expenses(d)	1.72%		1.72%	1.74%	1.96%	1.83%	1.87%
Net expenses(d)	1.68%		1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(d)	(1.05)%		(1.42)%	(1.64)%	(1.66)%	(1.65)%	(1.58)%
Supplemental Data:
Net assets, end of period (000’s)	$2,583		$2,087	$2,342	$1,856	$2,057	$4,404
Portfolio turnover rate(e)	—		—	—	—	—	—

(a)           As described in Note 9, share amounts have been adjusted for 1:5 reverse stock split that occurred on October 20, 2014.

(b)          Per share net investment income (loss) has been calculated using the average daily shares method.

(c)           Not annualized for periods less than one year.

(d)          Annualized for periods less than one year.

(e)           Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to financial statements.

180 :: ProFund VP Short Dow 30 :: Financial Statements

Investment Objective: The ProFund VP Short Dow 30 seeks daily investment results that, before fees and expenses, correspond to the inverse (-1x) of the daily performance of the Dow Jones Industrial Average.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2017

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(99)%
Total Exposure	(99)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP Short Dow 30 primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Dow Jones Industrial Average — Composition

% of Index
Industrials	21%
Financials	17%
Information Technology	17%
Consumer Discretionary	15%
Health Care	13%
Consumer Staples	7%
Energy	6%
Materials	3%
Telecommunication Services	1%

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a)(b) (100.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.97%—1.05%, dated 6/30/17, due 7/3/17, total to be received $17,001	$17,000	$17,000
TOTAL REPURCHASE AGREEMENTS (Cost $17,000)		17,000
TOTAL INVESTMENT SECURITIES (Cost $17,000)—100.4%		17,000
Net other assets (liabilities)—(0.4)%		(66)
NET ASSETS—100.0%		$16,934

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2017, the aggregate amount held in a segregated account was $17,000.

(b)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones Industrial Average	Goldman Sachs International	7/27/17	(1.39)%	$(9,730)	$(17)
Dow Jones Industrial Average	UBS AG	7/27/17	(1.24)%	(7,112)	(14)
				$(16,842)	$(31)

^                  Reflects the floating financing rate, as of June 30, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Short Dow 30 :: 181

Statement of Assets and Liabilities (unaudited)
June 30, 2017

ASSETS:
Total Investment Securities, at cost	$17,000
Repurchase agreements, at value	17,000
Total Investment Securities, at value	17,000
Cash	64
TOTAL ASSETS	17,064
LIABILITIES:
Unrealized loss on swap agreements	31
Advisory fees payable	3
Administrative services fees payable	3
Distribution fees payable	6
Transfer agency fees payable	1
Fund accounting fees payable	1
Other accrued expenses	85
TOTAL LIABILITIES	130
NET ASSETS	$16,934
NET ASSETS CONSIST OF:
Capital	$66,634
Accumulated net investment income (loss)	(97)
Accumulated net realized gains (losses) on investments	(49,572)
Net unrealized appreciation (depreciation) on investments	(31)
NET ASSETS	$16,934
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,367
Net Asset Value (offering and redemption price per share)	$12.39

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2017

INVESTMENT INCOME:
Interest	$54
EXPENSES:
Advisory fees	67
Management services fees	9
Administration fees	3
Transfer agency fees	5
Administrative services fees	5
Distribution fees	23
Custody fees	1
Fund accounting fees	4
Printing fees	77
Other fees	11
Total Gross Expenses before reductions	205
Less fees paid indirectly	(1)
Expenses reduced and reimbursed by the Advisor	(53)
TOTAL NET EXPENSES	151
NET INVESTMENT INCOME (LOSS)	(97)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on swap agreements	(1,441)
Change in net unrealized appreciation/depreciation on investments	(236)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(1,677)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,774)

See accompanying notes to financial statements.

182 :: ProFund VP Short Dow 30 :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2017 (unaudited)	Year Ended December 31, 2016
FROM INVESTMENT ACTIVITES:
OPERATIONS:
Net investment income (loss)	$(97)	$(445)
Net realized gains (losses) on investments	(1,441)	(6,089)
Change in net unrealized appreciation/depreciation on investments	(236)	41
Change in net assets resulting from operations	(1,774)	(6,493)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains on investments	—	(890)
Change in net assets resulting from distributions	—	(890)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	15,122	228,728
Distributions reinvested	—	890
Value of shares redeemed	(25,702)	(221,844)
Change in net assets resulting from capital transactions	(10,580)	7,774
Change in net assets	(12,354)	391
NET ASSETS:
Beginning of period	29,288	28,897
End of period	$16,934	$29,288
Accumulated net investment income (loss)	$(97)	$—
SHARE TRANSACTIONS:
Issued	1,113	14,270
Reinvested	—	61
Redeemed	(1,903)	(13,894)
Change in shares	(790)	437

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Short Dow 30 :: 183

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2017 (unaudited)		Year Ended Dec. 31, 2016	Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014(a)	Year Ended Dec. 31, 2013(a)	Year Ended Dec. 31, 2012(a)
Net Asset Value, Beginning of Period	$13.58		$16.80	$17.58	$19.86	$28.02	$32.04
Investment Activities:
Net investment income (loss)(b)	(0.07)		(0.22)	(0.28)	(0.32)	(0.36)	(0.48)
Net realized and unrealized gains (losses) on investments	(1.12)		(2.51)	(0.50)	(1.96)	(7.80)	(3.54)
Total income (loss) from investment activities	(1.19)		(2.73)	(0.78)	(2.28)	(8.16)	(4.02)
Distributions to Shareholders From:
Net realized gains on investments	—		(0.49)	—	—	—	—
Net Asset Value, End of Period	$12.39		$13.58	$16.80	$17.58	$19.86	$28.02
Total Return	(8.76	)%(c)	(16.45)%	(4.44)%	(11.48)%	(29.12)%	(12.55)%
Ratios to Average Net Assets:
Gross expenses(d)	2.28%		1.99%	4.80%	12.33%	6.85%	5.27%
Net expenses(d)	1.68	%(e)	1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(d)	(1.08)%		(1.41)%	(1.64)%	(1.66)%	(1.66)%	(1.58)%
Supplemental Data:
Net assets, end of period (000’s)	$17		$29	$29	$77	$45	$56
Portfolio turnover rate(f)	—		—	—	—	—	—

(a)           As described in Note 9, adjusted for 1:6 reverse stock split that occurred on October 20, 2014.

(b)          Per share net investment income (loss) has been calculated using the average daily shares method.

(c)           Not annualized for periods less than one year.

(d)          Annualized for periods less than one year.

(e)           The ratio does not include a reduction of expenses for fees paid indirectly. The net expense ratio to average net assets less the fees paid indirectly was less than 0.005%.

(f)            Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to financial statements.

184 :: ProFund VP Short NASDAQ-100 :: Financial Statements

Investment Objective: The ProFund VP Short NASDAQ-100 seeks daily investment results that, before fees and expenses, correspond to the inverse (-1x) of the daily performance of the NASDAQ-100® Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2017

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(14)%
Swap Agreements	(86)%
Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP Short NASDAQ-100 primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

NASDAQ-100 Index — Composition

% of Index
Information Technology	59%
Consumer Discretionary	22%
Health Care	11%
Consumer Staples	5%
Industrials	2%
Telecommunication Services	1%

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a)(b) (90.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.97%—1.05%, dated 6/30/17, due 7/3/17, total to be received $3,005,250	$3,005,000	$3,005,000
TOTAL REPURCHASE AGREEMENTS (Cost $3,005,000)		3,005,000
TOTAL INVESTMENT SECURITIES (Cost $3,005,000)—90.4%		3,005,000
Net other assets (liabilities)—9.6%		317,281
NET ASSETS—100.0%		$3,322,281

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2017, the aggregate amount held in a segregated account was $340,000.

(b)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini NASDAQ-100 Futures Contracts	4	9/18/17	$452,080	$18,912

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
NASDAQ-100 Index	Goldman Sachs International	7/27/17	(1.49)%	$(1,526,057)	$6,576
NASDAQ-100 Index	UBS AG	7/27/17	(1.24)%	(1,329,508)	1,990
				$(2,855,565)	$8,566

^                  Reflects the floating financing rate, as of June 30, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Short NASDAQ-100 :: 185

Statement of Assets and Liabilities (unaudited)
June 30, 2017

ASSETS:
Total Investment Securities, at cost	$3,005,000
Repurchase agreements, at value	3,005,000
Total Investment Securities, at value	3,005,000
Cash	85
Segregated cash balances with brokers	17,160
Segregated cash balances with custodian	600
Interest receivable	83
Unrealized gain on swap agreements	8,566
Receivable for capital shares issued	298,825
Variation margin on futures contracts	160
Prepaid expenses	56
TOTAL ASSETS	3,330,535
LIABILITIES:
Advisory fees payable	1,665
Management services fees payable	222
Administration fees payable	86
Administrative services fees payable	1,490
Distribution fees payable	1,416
Transfer agency fees payable	135
Fund accounting fees payable	105
Compliance services fees payable	41
Other accrued expenses	3,094
TOTAL LIABILITIES	8,254
NET ASSETS	$3,322,281
NET ASSETS CONSIST OF:
Capital	$14,436,454
Accumulated net investment income (loss)	(17,105)
Accumulated net realized gains (losses) on investments	(11,124,546)
Net unrealized appreciation (depreciation) on investments	27,478
NET ASSETS	$3,322,281
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	254,857
Net Asset Value (offering and redemption price per share)	$13.04

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2017

INVESTMENT INCOME:
Interest	$9,972
EXPENSES:
Advisory fees	12,088
Management services fees	1,612
Administration fees	571
Transfer agency fees	817
Administrative services fees	4,574
Distribution fees	4,029
Custody fees	219
Fund accounting fees	647
Trustee fees	46
Compliance services fees	15
Other fees	3,041
Total Gross Expenses before reductions	27,659
Expenses reduced and reimbursed by the Advisor	(582)
TOTAL NET EXPENSES	27,077
NET INVESTMENT INCOME (LOSS)	(17,105)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on futures contracts	(81,845)
Net realized gains (losses) on swap agreements	(413,970)
Change in net unrealized appreciation/depreciation on investments	(39,227)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(535,042)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(552,147)

See accompanying notes to financial statements.

186 :: ProFund VP Short NASDAQ-100 :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2017 (unaudited)	Year Ended December 31, 2016
FROM INVESTMENT ACTIVITES:
OPERATIONS:
Net investment income (loss)	$(17,105)	$(76,487)
Net realized gains (losses) on investments	(495,815)	(915,238)
Change in net unrealized appreciation/depreciation on investments	(39,227)	50,228
Change in net assets resulting from operations	(552,147)	(941,497)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	9,718,034	116,763,072
Value of shares redeemed	(9,640,835)	(114,835,281)
Change in net assets resulting from capital transactions	77,199	1,927,791
Change in net assets	(474,948)	986,294
NET ASSETS:
Beginning of period	3,797,229	2,810,935
End of period	$3,322,281	$3,797,229
Accumulated net investment income (loss)	$(17,105)	$—
SHARE TRANSACTIONS:
Issued	698,308	6,989,261
Redeemed	(691,751)	(6,906,263)
Change in shares	6,557	82,998

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Short NASDAQ-100 :: 187

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2017 (unaudited)		Year Ended Dec. 31, 2016	Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014(a)	Year Ended Dec. 31, 2013(a)	Year Ended Dec. 31, 2012(a)
Net Asset Value, Beginning of Period	$15.29		$17.00	$19.55	$24.25	$34.35	$42.30
Investment Activities:
Net investment income (loss)(b)	(0.07)		(0.24)	(0.29)	(0.37)	(0.50)	(0.55)
Net realized and unrealized gains (losses) on investments	(2.18)		(1.47)	(2.26)	(4.33)	(9.60)	(7.40)
Total income (loss) from investment activities	(2.25)		(1.71)	(2.55)	(4.70)	(10.10)	(7.95)
Net Asset Value, End of Period	$13.04		$15.29	$17.00	$19.55	$24.25	$34.35
Total Return	(14.72	)%(c)	(10.06)%	(13.04)%	(19.38)%	(29.40)%	(18.79)%
Ratios to Average Net Assets:
Gross expenses(d)	1.72%		1.69%	1.77%	1.99%	1.82%	1.89%
Net expenses(d)	1.68%		1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(d)	(1.06)%		(1.42)%	(1.64)%	(1.66)%	(1.65)%	(1.58)%
Supplemental Data:
Net assets, end of period (000’s)	$3,322		$3,797	$2,811	$2,794	$3,252	$7,521
Portfolio turnover rate(e)	—		—	—	—	—	—

(a)           As described in Note 9, share amount have been adjusted for 1:5 reverse stock split that occurred on October 20, 2014.

(b)          Per share net investment income (loss) has been calculated using the average daily shares method.

(c)           Not annualized for periods less than one year.

(d)          Annualized for periods less than one year.

(e)           Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to financial statements.

188 :: ProFund VP Short International :: Financial Statements

Investment Objective: The ProFund VP Short International seeks daily investment results that, before fees and expenses, correspond to the inverse (-1x) of the daily performance of the Morgan Stanley Capital International Europe, Australasia and Far East (“MSCI EAFE”) Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2017

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(100)%
Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP Short International primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

MSCI EAFE Index — Composition

Industry Breakdown	% of Index
Financials	20%
Industrials	15%
Consumer Discretionary	12%
Consumer Staples	12%
Health Care	11%
Materials	8%
Information Technology	6%
Energy	5%
Telecommunication Services	4%
Real Estate	4%
Utilities	3%

Country Composition
Japan	23%
United Kingdom	18%
France	11%
Germany	10%
Switzerland	9%
Other	29%

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a)(b) (100.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.97%—1.05%, dated 6/30/17, due 7/3/17, total to be received $611,051	$611,000	$611,000
TOTAL REPURCHASE AGREEMENTS (Cost $611,000)		611,000
TOTAL INVESTMENT SECURITIES (Cost $611,000)—100.3%		611,000
Net other assets (liabilities)—(0.3)%		(1,673)
NET ASSETS—100.0%		$609,327

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2017, the aggregate amount held in a segregated account was $206,000.

(b)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
MSCI EAFE Index	Goldman Sachs International	7/27/17	(0.79)%	$(391,174)	$832
MSCI EAFE Index	UBS AG	7/27/17	(0.89)%	(217,990)	256
				$(609,164)	$1,088

^                  Reflects the floating financing rate, as of June 30, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Short International :: 189

Statement of Assets and Liabilities (unaudited)
June 30, 2017

ASSETS:
Total Investment Securities, at cost	$611,000
Repurchase agreements, at value	611,000
Total Investment Securities, at value	611,000
Cash	483
Interest receivable	17
Unrealized gain on swap agreements	1,088
Prepaid expenses	14
TOTAL ASSETS	612,602
LIABILITIES:
Payable for capital shares redeemed	1,260
Advisory fees payable	376
Management services fees payable	50
Administration fees payable	18
Administrative services fees payable	362
Distribution fees payable	377
Transfer agency fees payable	28
Fund accounting fees payable	22
Compliance services fees payable	11
Other accrued expenses	771
TOTAL LIABILITIES	3,275
NET ASSETS	$609,327
NET ASSETS CONSIST OF:
Capital	$2,394,883
Accumulated net investment income (loss)	(3,793)
Accumulated net realized gains (losses) on investments	(1,782,851)
Net unrealized appreciation (depreciation) on investments	1,088
NET ASSETS	$609,327
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	58,712
Net Asset Value (offering and redemption price per share)	$10.38

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2017

INVESTMENT INCOME:
Interest	$2,176
EXPENSES:
Advisory fees	2,665
Management services fees	355
Administration fees	100
Transfer agency fees	142
Administrative services fees	812
Distribution fees	888
Custody fees	35
Fund accounting fees	112
Trustee fees	8
Compliance services fees	2
Other fees	350
Recoupment of prior expenses reduced by the Advisor	500
TOTAL NET EXPENSES	5,969
NET INVESTMENT INCOME (LOSS)	(3,793)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on swap agreements	(110,048)
Change in net unrealized appreciation/depreciation on investments	3,608
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(106,440)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(110,233)

See accompanying notes to financial statements.

190 :: ProFund VP Short International :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2017 (unaudited)	Year Ended December 31, 2016
FROM INVESTMENT ACTIVITES:
OPERATIONS:
Net investment income (loss)	$(3,793)	$(26,101)
Net realized gains (losses) on investments	(110,048)	(254,350)
Change in net unrealized appreciation/depreciation on investments	3,608	(14,069)
Change in net assets resulting from operations	(110,233)	(294,520)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	858,843	15,449,016
Value of shares redeemed	(1,322,619)	(15,199,353)
Change in net assets resulting from capital transactions	(463,776)	249,663
Change in net assets	(574,009)	(44,857)
NET ASSETS:
Beginning of period	1,183,336	1,228,193
End of period	$609,327	$1,183,336
Accumulated net investment income (loss)	$(3,793)	$—
SHARE TRANSACTIONS:
Issued	77,809	1,202,834
Redeemed	(117,983)	(1,200,495)
Change in shares	(40,174)	2,339

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Short International :: 191

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2017 (unaudited)		Year Ended Dec. 31, 2016	Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012
Net Asset Value, Beginning of Period	$11.97		$12.72	$13.22	$12.86	$16.28	$20.92
Investment Activities:
Net investment income (loss)(a)	(0.06)		(0.18)	(0.21)	(0.21)	(0.24)	(0.30)
Net realized and unrealized gains (losses) on investments	(1.53)		(0.57)	(0.29)	0.57	(3.18)	(3.82)
Total income (loss) from investment activities	(1.59)		(0.75)	(0.50)	0.36	(3.42)	(4.12)
Distributions to Shareholders From:
Net realized gains on investments	—		—	—	—	—	(0.52)
Net Asset Value, End of Period	$10.38		$11.97	$12.72	$13.22	$12.86	$16.28
Total Return	(13.28	)%(b)	(5.90)%	(3.78)%	2.80%	(21.01)%	(20.15)%
Ratios to Average Net Assets:
Gross expenses(c)	1.68%		1.68%	1.72%	2.06%	1.86%	2.00%
Net expenses(c)	1.68%		1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(c)	(1.07)%		(1.41)%	(1.63)%	(1.66)%	(1.65)%	(1.58)%
Supplemental Data:
Net assets, end of period (000’s)	$609		$1,183	$1,228	$1,487	$1,443	$1,669
Portfolio turnover rate(d)	—		—	—	—	—	—

(a)           Per share net investment income (loss) has been calculated using the average daily shares method.

(b)          Not annualized for periods less than one year.

(c)           Annualized for periods less than one year.

(d)          Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to financial statements.

192 :: ProFund VP Short Emerging Markets :: Financial Statements

Investment Objective: The ProFund VP Short Emerging Markets seeks daily investment results that, before fees and expenses, correspond to the inverse (-1x) of the daily performance of the BNY Mellon Emerging Markets 50 ADR Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2017

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(99)%
Total Exposure	(99)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP Short Emerging Markets primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

BNY Mellon Emerging Markets 50 ADR Index — Composition

Industry Breakdown	% of Index
Information Technology	40%
Financials	17%
Telecommunication Services	13%
Consumer Discretionary	8%
Energy	8%
Materials	8%
Consumer Staples	4%
Utilities	2%

Country Composition
China	42%
Brazil	16%
Taiwan	15%
India	9%
South Korea	8%
Other	10%

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a)(b) (101.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.97%—1.05%, dated 6/30/17, due 7/3/17, total to be received $692,058	$692,000	$692,000
TOTAL REPURCHASE AGREEMENTS (Cost $692,000)		692,000
TOTAL INVESTMENT SECURITIES (Cost $692,000)—101.0%		692,000
Net other assets (liabilities)—(1.0)%		(6,714)
NET ASSETS—100.0%		$685,286

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2017, the aggregate amount held in a segregated account was $216,000.

(b)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
BNY Mellon Emerging Markets 50 ADR Index	Goldman Sachs International	7/27/17	(0.69)%	$(152,943)	$(1,733)
BNY Mellon Emerging Markets 50 ADR Index	UBS AG	7/27/17	(0.69)%	(528,495)	(2,230)
				$(681,438)	$(3,963)

^                  Reflects the floating financing rate, as of June 30, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Short Emerging Markets :: 193

Statement of Assets and Liabilities (unaudited)
June 30, 2017

ASSETS:
Total Investment Securities, at cost	$692,000
Repurchase agreements, at value	692,000
Total Investment Securities, at value	692,000
Cash	58
Interest receivable	19
Prepaid expenses	23
TOTAL ASSETS	692,100
LIABILITIES:
Payable for capital shares redeemed	118
Unrealized loss on swap agreements	3,963
Advisory fees payable	484
Management services fees payable	65
Administration fees payable	23
Administrative services fees payable	463
Distribution fees payable	499
Transfer agency fees payable	36
Fund accounting fees payable	28
Compliance services fees payable	13
Other accrued expenses	1,122
TOTAL LIABILITIES	6,814
NET ASSETS	$685,286
NET ASSETS CONSIST OF:
Capital	$2,336,463
Accumulated net investment income (loss)	(5,786)
Accumulated net realized gains (losses) on investments	(1,641,428)
Net unrealized appreciation (depreciation) on investments	(3,963)
NET ASSETS	$685,286
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	70,718
Net Asset Value (offering and redemption price per share)	$9.69

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2017

INVESTMENT INCOME:
Interest	$3,174
EXPENSES:
Advisory fees	4,000
Management services fees	533
Administration fees	192
Transfer agency fees	275
Administrative services fees	1,200
Distribution fees	1,333
Custody fees	72
Fund accounting fees	217
Trustee fees	16
Compliance services fees	5
Printing fees	461
Other fees	656
TOTAL NET EXPENSES	8,960
NET INVESTMENT INCOME (LOSS)	(5,786)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on swap agreements	(251,048)
Change in net unrealized appreciation/depreciation on investments	(6,304)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(257,352)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(263,138)

See accompanying notes to financial statements.

194 :: ProFund VP Short Emerging Markets :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2017 (unaudited)	Year Ended December 31, 2016
FROM INVESTMENT ACTIVITES:
OPERATIONS:
Net investment income (loss)	$(5,786)	$(38,873)
Net realized gains (losses) on investments	(251,048)	(448,227)
Change in net unrealized appreciation/depreciation on investments	(6,304)	(60,523)
Change in net assets resulting from operations	(263,138)	(547,623)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	2,604,574	25,544,487
Value of shares redeemed	(3,315,803)	(28,552,679)
Change in net assets resulting from capital transactions	(711,229)	(3,008,192)
Change in net assets	(974,367)	(3,555,815)
NET ASSETS:
Beginning of period	1,659,653	5,215,468
End of period	$685,286	$1,659,653
Accumulated net investment income (loss)	$(5,786)	$—
SHARE TRANSACTIONS:
Issued	250,007	1,888,549
Redeemed	(320,411)	(2,118,862)
Change in shares	(70,404)	(230,313)

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Short Emerging Markets :: 195

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2017 (unaudited)		Year Ended Dec. 31, 2016	Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012
Net Asset Value, Beginning of Period	$11.76		$14.04	$12.59	$12.97	$13.00	$14.95
Investment Activities:
Net investment income (loss)(a)	(0.06)		(0.19)	(0.22)	(0.21)	(0.23)	(0.22)
Net realized and unrealized gains (losses) on investments	(2.01)		(2.09)	1.67	(0.17)	0.20	(1.73)
Total income (loss) from investment activities	(2.07)		(2.28)	1.45	(0.38)	(0.03)	(1.95)
Net Asset Value, End of Period	$9.69		$11.76	$14.04	$12.59	$12.97	$13.00
Total Return	(17.60	)%(b)	(16.24)%	11.52%	(2.93)%	(0.23)%	(13.04)%
Ratios to Average Net Assets:
Gross expenses(c)	1.68%		1.68%	1.71%	2.18%	1.93%	2.06%
Net expenses(c)	1.68%		1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(c)	(1.09)%		(1.42)%	(1.63)%	(1.66)%	(1.66)%	(1.57)%
Supplemental Data:
Net assets, end of period (000’s)	$685		$1,660	$5,215	$1,649	$1,154	$1,282
Portfolio turnover rate(d)	—		—	—	—	—	—

(a)           Per share net investment income (loss) has been calculated using the average daily shares method.

(b)          Not annualized for periods less than one year.

(c)           Annualized for periods less than one year.

(d)          Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to financial statements.

196 :: ProFund VP UltraShort Dow 30 :: Financial Statements

Investment Objective: The ProFund VP UltraShort Dow 30 seeks daily investment results that, before fees and expenses, correspond to twice the inverse (-2x) of the daily performance of the Dow Jones Industrial Average.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2017

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200)%
Total Exposure	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP UltraShort Dow 30 primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Dow Jones Industrial Average — Composition

% of Index
Industrials	21%
Financials	17%
Information Technology	17%
Consumer Discretionary	15%
Health Care	13%
Consumer Staples	7%
Energy	6%
Materials	3%
Telecommunication Services	1%

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a)(b) (101.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.97%—1.05%, dated 6/30/17, due 7/3/17, total to be received $11,001	$11,000	$11,000
TOTAL REPURCHASE AGREEMENTS (Cost $11,000)		11,000
TOTAL INVESTMENT SECURITIES (Cost $11,000)—101.1%		11,000
Net other assets (liabilities)—(1.1)%		(116)
NET ASSETS—100.0%		$10,884

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2017, the aggregate amount held in a segregated account was $10,000.

(b)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones Industrial Average	Goldman Sachs International	7/27/17	(1.39)%	$(12,240)	$(21)
Dow Jones Industrial Average	UBS AG	7/27/17	(1.24)%	(9,532)	(20)
				$(21,772)	$(41)

^                  Reflects the floating financing rate, as of June 30, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraShort Dow 30 :: 197

Statement of Assets and Liabilities (unaudited)
June 30, 2017

ASSETS:
Total Investment Securities, at cost	$11,000
Repurchase agreements, at value	11,000
Total Investment Securities, at value	11,000
Cash	363
Prepaid expenses	1
TOTAL ASSETS	11,364
LIABILITIES:
Unrealized loss on swap agreements	41
Advisory fees payable	160
Management services fees payable	21
Administration fees payable	1
Administrative services fees payable	6
Distribution fees payable	55
Transfer agency fees payable	2
Fund accounting fees payable	2
Compliance services fees payable	1
Other accrued expenses	191
TOTAL LIABILITIES	480
NET ASSETS	$10,884
NET ASSETS CONSIST OF:
Capital	$927,723
Accumulated net investment income (loss)	(693)
Accumulated net realized gains (losses) on investments	(916,105)
Net unrealized appreciation (depreciation) on investments	(41)
NET ASSETS	$10,884
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,267
Net Asset Value (offering and redemption price per share)	$8.59

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2017

INVESTMENT INCOME:
Interest	$397
EXPENSES:
Advisory fees	487
Management services fees	65
Administration fees	18
Transfer agency fees	27
Administrative services fees	26
Distribution fees	162
Custody fees	57
Fund accounting fees	21
Trustee fees	1
Printing fees	103
Other fees	23
Recoupment of prior expenses reduced by the Advisor	100
TOTAL NET EXPENSES	1,090
NET INVESTMENT INCOME (LOSS)	(693)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on swap agreements	(64,039)
Change in net unrealized appreciation/depreciation on investments	(212)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(64,251)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(64,944)

See accompanying notes to financial statements.

198 :: ProFund VP UltraShort Dow 30 :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2017 (unaudited)	Year Ended December 31, 2016
FROM INVESTMENT ACTIVITES:
OPERATIONS:
Net investment income (loss)	$(693)	$(1,431)
Net realized gains (losses) on investments	(64,039)	(25,705)
Change in net unrealized appreciation/depreciation on investments	(212)	15,228
Change in net assets resulting from operations	(64,944)	(11,908)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	5,485,215	17,417,863
Value of shares redeemed	(5,427,091)	(17,416,316)
Change in net assets resulting from capital transactions	58,124	1,547
Change in net assets	(6,820)	(10,361)
NET ASSETS:
Beginning of period	17,704	28,065
End of period	$10,884	$17,704
Accumulated net investment income (loss)	$(693)	$—
SHARE TRANSACTIONS:
Issued	595,966	1,341,544
Redeemed	(596,402)	(1,341,682)
Change in shares	(436)	(138)

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP UltraShort Dow 30 :: 199

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2017 (unaudited)		Year Ended Dec. 31, 2016	Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014(a)	Year Ended Dec. 31, 2013(a)	Year Ended Dec. 31, 2012(a)
Net Asset Value, Beginning of Period	$10.40		$15.24	$16.79	$22.44	$39.84	$52.08
Investment Activities:
Net investment income (loss)(b)	(0.05)		(0.19)	(0.26)	(0.32)	(0.48)	(0.72)
Net realized and unrealized gains (losses) on investments	(1.76)		(4.65)	(1.29)	(5.33)	(16.92)	(11.52)
Total income (loss) from investment activities	(1.81)		(4.84)	(1.55)	(5.65)	(17.40)	(12.24)
Net Asset Value, End of Period	$8.59		$10.40	$15.24	$16.79	$22.44	$39.84
Total Return	(17.40	)%(c)	(31.76)%	(9.23)%	(25.18)%	(43.84)%	(23.27)%
Ratios to Average Net Assets:
Gross expenses(d)	1.68%		1.68%	2.27%	4.08%	3.41%	2.80%
Net expenses(d)	1.68%		1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(d)	(1.07)%		(1.43)%	(1.63)%	(1.66)%	(1.65)%	(1.58)%
Supplemental Data:
Net assets, end of period (000’s)	$11		$18	$28	$50	$191	$262
Portfolio turnover rate(e)	—		—	—	—	—	—

(a)           As described in Note 9, share amounts have been adjusted for 1:12 reverse stock split that occurred on October 20, 2014.

(b)          Per share net investment income (loss) has been calculated using the average daily shares method.

(c)           Not annualized for periods less than one year.

(d)          Annualized for periods less than one year.

(e)           Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to financial statements.

200 :: ProFund VP UltraShort NASDAQ-100 :: Financial Statements

Investment Objective: The ProFund VP UltraShort NASDAQ-100 seeks daily investment results that, before fees and expenses, correspond to twice the inverse (-2x) of the daily performance of the NASDAQ-100 Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2017

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(34)%
Swap Agreements	(166)%
Total Exposure	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP UltraShort NASDAQ-100 primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

NASDAQ-100 Index — Composition

% of Index
Information Technology	59%
Consumer Discretionary	22%
Health Care	11%
Consumer Staples	5%
Industrials	2%
Telecommunication Services	1%

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a)(b) (111.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.97%—1.05%, dated 6/30/17, due 7/3/17, total to be received $372,031	$372,000	$372,000
TOTAL REPURCHASE AGREEMENTS (Cost $372,000)		372,000
TOTAL INVESTMENT SECURITIES (Cost $372,000)—111.0%		372,000
Net other assets (liabilities)—(11.0)%		(36,726)
NET ASSETS—100.0%		$335,274

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2017, the aggregate amount held in a segregated account was $150,000.

(b)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini NASDAQ-100 Futures Contracts	1	9/18/17	$113,020	$4,728

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
NASDAQ-100 Index	Goldman Sachs International	7/27/17	(1.49)%	$(266,476)	$1,148
NASDAQ-100 Index	UBS AG	7/27/17	(1.24)%	(290,403)	987
				$(556,879)	$2,135

^                  Reflects the floating financing rate, as of June 30, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraShort NASDAQ-100 :: 201

Statement of Assets and Liabilities (unaudited)
June 30, 2017

ASSETS:
Total Investment Securities, at cost	$372,000
Repurchase agreements, at value	372,000
Total Investment Securities, at value	372,000
Cash	615
Segregated cash balances with brokers	4,290
Interest receivable	10
Unrealized gain on swap agreements	2,135
Variation margin on futures contracts	40
Prepaid expenses	12
TOTAL ASSETS	379,102
LIABILITIES:
Payable for capital shares redeemed	42,645
Advisory fees payable	246
Management services fees payable	33
Administration fees payable	12
Administrative services fees payable	217
Distribution fees payable	316
Transfer agency fees payable	18
Fund accounting fees payable	14
Compliance services fees payable	8
Other accrued expenses	319
TOTAL LIABILITIES	43,828
NET ASSETS	$335,274
NET ASSETS CONSIST OF:
Capital	$5,556,126
Accumulated net investment income (loss)	(3,269)
Accumulated net realized gains (losses) on investments	(5,224,446)
Net unrealized appreciation (depreciation) on investments	6,863
NET ASSETS	$335,274
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	46,650
Net Asset Value (offering and redemption price per share)	$7.19

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2017

INVESTMENT INCOME:
Interest	$1,840
EXPENSES:
Advisory fees	2,281
Management services fees	304
Administration fees	60
Transfer agency fees	87
Administrative services fees	513
Distribution fees	760
Custody fees	21
Fund accounting fees	68
Trustee fees	5
Other fees	360
Recoupment of prior expenses reduced by the Advisor	650
TOTAL NET EXPENSES	5,109
NET INVESTMENT INCOME (LOSS)	(3,269)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on futures contracts	(32,525)
Net realized gains (losses) on swap agreements	(207,215)
Change in net unrealized appreciation/depreciation on investments	(19,276)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(259,016)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(262,285)

See accompanying notes to financial statements.

202 :: ProFund VP UltraShort NASDAQ-100 :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2017 (unaudited)	Year Ended December 31, 2016
FROM INVESTMENT ACTIVITES:
OPERATIONS:
Net investment income (loss)	$(3,269)	$(20,670)
Net realized gains (losses) on investments	(239,740)	(532,348)
Change in net unrealized appreciation/depreciation on investments	(19,276)	7,597
Change in net assets resulting from operations	(262,285)	(545,421)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	9,368,401	83,210,787
Value of shares redeemed	(9,680,155)	(82,371,063)
Change in net assets resulting from capital transactions	(311,754)	839,724
Change in net assets	(574,039)	294,303
NET ASSETS:
Beginning of period	909,313	615,010
End of period	$335,274	$909,313
Accumulated net investment income (loss)	$(3,269)	$—
SHARE TRANSACTIONS:
Issued	1,197,797	7,116,095
Redeemed	(1,242,544)	(7,074,054)
Change in shares	(44,747)	42,041

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP UltraShort NASDAQ-100 :: 203

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2017 (unaudited)		Year Ended Dec. 31, 2016	Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014(a)	Year Ended Dec. 31, 2013(a)	Year Ended Dec. 31, 2012(a)
Net Asset Value, Beginning of Period	$9.95		$12.46	$16.91	$26.46	$51.24	$79.10
Investment Activities:
Net investment income (loss)(b)	(0.04)		(0.17)	(0.23)	(0.35)	(0.70)	(0.84)
Net realized and unrealized gains (losses) on investments	(2.72)		(2.34)	(4.22)	(9.20)	(24.08)	(27.02)
Total income (loss) from investment activities	(2.76)		(2.51)	(4.45)	(9.55)	(24.78)	(27.86)
Net Asset Value, End of Period	$7.19		$9.95	$12.46	$16.91	$26.46	$51.24
Total Return	(27.74	)%(c)	(20.21)%	(26.26)%	(35.75)%	(48.63)%	(35.22)%
Ratios to Average Net Assets:
Gross expenses(d)	1.68%		1.68%	1.71%	2.20%	1.97%	2.01%
Net expenses(d)	1.68%		1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(d)	(1.08)%		(1.42)%	(1.64)%	(1.66)%	(1.65)%	(1.57)%
Supplemental Data:
Net assets, end of period (000’s)	$335		$909	$615	$605	$756	$1,441
Portfolio turnover rate(e)	—		—	—	—	—	—

(a)           As described in Note 9, share amounts have been adjusted for 1:14 reverse stock split that occurred on October 20, 2014.

(b)          Per share net investment income (loss) has been calculated using the average daily shares method.

(c)           Not annualized for periods less than one year.

(d)          Annualized for periods less than one year.

(e)           Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to financial statements.

204 :: ProFund VP Banks :: Financial Statements

Investment Objective: The ProFund VP Banks seeks investment results that, before fees and expenses, correspond to the performance of the Dow Jones U.S. Banks Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2017

Market Exposure

Investment Type	% of Net Assets
Equity Securities	75%
Swap Agreements	25%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
JPMorgan Chase & Co.	15.9%
Wells Fargo & Co.	12.2%
Bank of America Corp.	11.8%
Citigroup, Inc.	9.0%
U.S. Bancorp	4.0%

Dow Jones U.S. Banks Index — Composition

% of Index
Diversified Banks	71%
Regional Banks	28%
Thrifts & Mortgage Finance	1%

Schedule of Portfolio Investments (unaudited)

Common Stocks (74.9%)

	Shares	Value
Associated Banc-Corp. (Banks)	862	$21,722
BancorpSouth, Inc. (Banks)	471	14,366
Bank of America Corp. (Banks)	56,406	1,368,410
Bank of Hawaii Corp. (Banks)	242	20,079
Bank of the Ozarks, Inc. (Banks)	688	32,247
BankUnited, Inc. (Banks)	603	20,327
BB&T Corp. (Banks)	4,597	208,750
BOK Financial Corp. (Banks)	131	11,021
Capitol Federal Financial, Inc. (Thrifts & Mortgage Finance)	721	10,245
Cathay General Bancorp, Inc. (Banks)	424	16,091
Citigroup, Inc. (Banks)	15,610	1,043,997
Citizens Financial Group, Inc. (Banks)	2,868	102,330
Comerica, Inc. (Banks)	1,004	73,533
Commerce Bancshares, Inc. (Banks)	496	28,188
Cullen/Frost Bankers, Inc. (Banks)	325	30,521
East West Bancorp, Inc. (Banks)	816	47,801
F.N.B. Corp. (Banks)	1,831	25,927
Fifth Third Bancorp (Banks)	4,249	110,304
First Financial Bankshares, Inc. (Banks)	373	16,487
First Horizon National Corp. (Banks)	1,324	23,057
First Republic Bank (Banks)	873	87,387
Fulton Financial Corp. (Banks)	992	18,848
Glacier Bancorp, Inc. (Banks)	434	15,889
Hancock Holding Co. (Banks)	479	23,471
Huntington Bancshares, Inc. (Banks)	6,159	83,270
IBERIABANK Corp. (Banks)	290	23,635
International Bancshares Corp. (Banks)	332	11,637
Investors Bancorp, Inc. (Banks)	1,757	23,474
JPMorgan Chase & Co. (Banks)	20,139	1,840,704
KeyCorp (Banks)	6,211	116,394
M&T Bank Corp. (Banks)	871	141,058
MB Financial, Inc. (Banks)	403	17,748
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)	2,771	36,383
PacWest Bancorp (Banks)	679	31,709
People’s United Financial, Inc. (Banks)	1,949	34,419
PNC Financial Services Group, Inc. (Banks)	2,742	342,394
Popular, Inc. (Banks)	575	23,983
Prosperity Bancshares, Inc. (Banks)	392	25,182
Regions Financial Corp. (Banks)	6,809	99,684
Signature Bank* (Banks)	306	43,920
SunTrust Banks, Inc. (Banks)	2,739	155,356
SVB Financial Group* (Banks)	299	52,561
Synovus Financial Corp. (Banks)	693	30,658
TCF Financial Corp. (Banks)	971	15,478
Texas Capital Bancshares, Inc.* (Banks)	282	21,827
Trustmark Corp. (Banks)	382	12,285
U.S. Bancorp (Banks)	8,976	466,034
UMB Financial Corp. (Banks)	249	18,640
Umpqua Holdings Corp. (Banks)	1,251	22,968
United Bankshares, Inc. (Banks)	592	23,206
Valley National Bancorp (Banks)	1,492	17,621
Washington Federal, Inc. (Thrifts & Mortgage Finance)	508	16,866
Webster Financial Corp. (Banks)	524	27,363
Wells Fargo & Co. (Banks)	25,493	1,412,566
Western Alliance Bancorp* (Banks)	539	26,519
Wintrust Financial Corp. (Banks)	317	24,231
Zions Bancorp (Banks)	1,148	50,409
TOTAL COMMON STOCKS (Cost $4,401,723)		8,661,180

Repurchase Agreements(a) (0.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.97%—1.05%, dated 6/30/17, due 7/3/17, total to be received $22,002	$22,000	$22,000
TOTAL REPURCHASE AGREEMENTS (Cost $22,000)		22,000
TOTAL INVESTMENT SECURITIES (Cost $4,423,723)—75.1%		8,683,180
Net other assets (liabilities)—24.9%		2,875,387
NET ASSETS—100.0%		$11,558,567

*                 Non-income producing security.

(a)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Banks :: 205

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Banks Index	Goldman Sachs International	7/24/17	0.30%	$2,899,652	$(348)

^                  Reflects the floating financing rate, as of June 30, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

ProFund VP Banks invested in the following industries as of June 30, 2017:

	Value	% of Net Assets
Banks	$8,597,686	74.4%
Thrifts & Mortgage Finance	63,494	0.5%
Other**	2,897,387	25.1%
Total	$11,558,567	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

206 :: ProFund VP Banks :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2017

ASSETS:
Total Investment Securities, at cost	$4,423,723
Securities, at value	8,661,180
Repurchase agreements, at value	22,000
Total Investment Securities, at value	8,683,180
Dividends and interest receivable	5,469
Receivable for capital shares issued	2,334,028
Receivable for investments sold	584,543
Prepaid expenses	192
TOTAL ASSETS	11,607,412
LIABILITIES:
Payable for capital shares redeemed	10,419
Cash overdraft	19,500
Unrealized loss on swap agreements	348
Advisory fees payable	5,436
Management services fees payable	725
Administration fees payable	261
Administrative services fees payable	3,716
Distribution fees payable	3,802
Transfer agency fees payable	409
Fund accounting fees payable	319
Compliance services fees payable	107
Other accrued expenses	3,803
TOTAL LIABILITIES	48,845
NET ASSETS	$11,558,567
NET ASSETS CONSIST OF:
Capital	$24,422,770
Accumulated net investment income (loss)	49,193
Accumulated net realized gains (losses) on investments	(17,172,505)
Net unrealized appreciation (depreciation) on investments	4,259,109
NET ASSETS	$11,558,567
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	500,068
Net Asset Value (offering and redemption price per share)	$23.11

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2017

INVESTMENT INCOME:
Dividends	$132,489
Interest	152
TOTAL INVESTMENT INCOME	132,641
EXPENSES:
Advisory fees	50,629
Management services fees	6,751
Administration fees	2,129
Transfer agency fees	3,067
Administrative services fees	19,161
Distribution fees	16,876
Custody fees	1,042
Fund accounting fees	2,619
Trustee fees	172
Compliance services fees	56
Other fees	5,529
Recoupment of prior expenses reduced by the Advisor	5,500
Total Gross Expenses before reductions	113,531
Expenses reduced and reimbursed by the Advisor	(122)
TOTAL NET EXPENSES	113,409
NET INVESTMENT INCOME (LOSS)	19,232
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(7,631)
Net realized gains (losses) on swap agreements	25,621
Change in net unrealized appreciation/depreciation on investments	172,760
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	190,750
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$209,982

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Banks :: 207

Statements of Changes in Net Assets

	Six Months Ended June 30, 2017 (unaudited)	Year Ended December 31, 2016
FROM INVESTMENT ACTIVITES:
OPERATIONS:
Net investment income (loss)	$19,232	$29,961
Net realized gains (losses) on investments	17,990	(43,823)
Change in net unrealized appreciation/depreciation on investments	172,760	1,243,200
Change in net assets resulting from operations	209,982	1,229,338
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	(15,144)
Change in net assets resulting from distributions	—	(15,144)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	19,568,091	21,502,652
Distributions reinvested	—	15,144
Value of shares redeemed	(22,492,149)	(16,991,945)
Change in net assets resulting from capital transactions	(2,924,058)	4,525,851
Change in net assets	(2,714,076)	5,740,045
NET ASSETS:
Beginning of period	14,272,643	8,532,598
End of period	$11,558,567	$14,272,643
Accumulated net investment income (loss)	$49,193	$29,961
SHARE TRANSACTIONS:
Issued	872,669	1,172,484
Reinvested	—	864
Redeemed	(1,017,356)	(1,002,091)
Change in shares	(144,687)	171,257

See accompanying notes to financial statements.

208 :: ProFund VP Banks :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2017 (unaudited)		Year Ended Dec. 31, 2016	Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012
Net Asset Value, Beginning of Period	$22.14		$18.02	$18.15	$16.46	$12.42	$9.31
Investment Activities:
Net investment income (loss)(a)	0.03		0.09	0.04	0.03	0.01	0.07
Net realized and unrealized gains (losses) on investments	0.94		4.08	(0.12)	1.68	4.13	3.04
Total income (loss) from investment activities	0.97		4.17	(0.08)	1.71	4.14	3.11
Distributions to Shareholders From:
Net investment income	—		(0.05)	(0.05)	(0.02)	(0.10)	—
Net Asset Value, End of Period	$23.11		$22.14	$18.02	$18.15	$16.46	$12.42
Total Return	4.38	%(b)	23.23%	(0.43)%	10.38%	33.45%	33.40%
Ratios to Average Net Assets:
Gross expenses(c)	1.68%		1.68%	1.69%	1.79%	1.79%	1.98%
Net expenses(c)	1.68%		1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(c)	0.28%		0.50%	0.21%	0.18%	0.08%	0.60%
Supplemental Data:
Net assets, end of period (000’s)	$11,559		$14,273	$8,533	$8,413	$7,628	$8,285
Portfolio turnover rate(d)	156	%(b)	362%	451%	437%	574%	786%

(a)           Per share net investment income (loss) has been calculated using the average daily shares method.

(b)          Not annualized for periods less than one year.

(c)           Annualized for periods less than one year.

(d)          Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Basic Materials :: 209

Investment Objective: The ProFund VP Basic Materials seeks investment results that, before fees and expenses, correspond to the performance of the Dow Jones U.S. Basic Materials Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2017

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
The Dow Chemical Co.	11.9%
E.I. du Pont de Nemours & Co.	11.7%
Monsanto Co.	8.7%
Praxair, Inc.	6.3%
Ecolab, Inc.	5.8%

Dow Jones U.S. Basic Materials Index — Composition

% of Index
Chemicals	84%
Metals & Mining	15%
Paper & Forest Products	1%

Schedule of Portfolio Investments (unaudited)

Common Stocks (99.7%)

	Shares	Value
AdvanSix, Inc.* (Chemicals)	1,123	$35,083
Air Products & Chemicals, Inc. (Chemicals)	8,038	1,149,916
Albemarle Corp. (Chemicals)	4,090	431,659
Alcoa Corp.* (Metals & Mining)	5,441	177,649
Allegheny Technologies, Inc. (Metals & Mining)	4,018	68,346
Ashland Global Holdings, Inc. (Chemicals)	2,298	151,461
Axalta Coating Systems, Ltd.* (Chemicals)	8,044	257,730
Cabot Corp. (Chemicals)	2,307	123,263
Carpenter Technology Corp. (Metals & Mining)	1,725	64,567
Celanese Corp.—Series A (Chemicals)	5,150	488,941
CF Industries Holdings, Inc. (Chemicals)	8,607	240,652
Commercial Metals Co. (Metals & Mining)	4,275	83,063
Compass Minerals International, Inc. (Metals & Mining)	1,249	81,560
CONSOL Energy, Inc.* (Oil, Gas & Consumable Fuels)	6,541	97,723
Domtar Corp. (Paper & Forest Products)	2,312	88,827
E.I. du Pont de Nemours & Co. (Chemicals)	32,012	2,583,689
Eastman Chemical Co. (Chemicals)	5,383	452,118
Ecolab, Inc. (Chemicals)	9,637	1,279,312
FMC Corp. (Chemicals)	4,948	361,451
Freeport-McMoRan, Inc.* (Metals & Mining)	49,145	590,231
GCP Applied Technologies, Inc.* (Chemicals)	2,639	80,490
H.B. Fuller Co. (Chemicals)	1,866	95,371
Huntsman Corp. (Chemicals)	7,348	189,872
Ingevity Corp.* (Chemicals)	1,554	89,200
International Flavors & Fragrances, Inc. (Chemicals)	2,917	393,795
KapStone Paper & Packaging Corp. (Paper & Forest Products)	3,252	67,089
LyondellBasell Industries N.V.—Class A (Chemicals)	12,196	1,029,220
Minerals Technologies, Inc. (Chemicals)	1,296	94,867
Monsanto Co. (Chemicals)	16,202	1,917,669
NewMarket Corp. (Chemicals)	341	157,024
Newmont Mining Corp. (Metals & Mining)	19,688	637,694
Nucor Corp. (Metals & Mining)	11,780	681,708
Olin Corp. (Chemicals)	6,126	185,495
Platform Specialty Products Corp.* (Chemicals)	8,030	101,820
PolyOne Corp. (Chemicals)	3,018	116,917
PPG Industries, Inc. (Chemicals)	9,459	1,040,112
Praxair, Inc. (Chemicals)	10,555	1,399,065
Reliance Steel & Aluminum Co. (Metals & Mining)	2,692	196,005
Royal Gold, Inc. (Metals & Mining)	2,412	188,546
RPM International, Inc. (Chemicals)	4,933	269,095
Sensient Technologies Corp. (Chemicals)	1,634	131,586
Steel Dynamics, Inc. (Metals & Mining)	8,927	319,676
The Chemours Co. (Chemicals)	6,810	258,235
The Dow Chemical Co. (Chemicals)	41,499	2,617,341
The Mosaic Co. (Chemicals)	12,960	295,877
The Scotts Miracle-Gro Co.—Class A (Chemicals)	1,628	145,641
United States Steel Corp. (Metals & Mining)	6,448	142,759
W.R. Grace & Co. (Chemicals)	2,525	181,825
Westlake Chemical Corp. (Chemicals)	1,381	91,436
Worthington Industries, Inc. (Metals & Mining)	1,622	81,457
TOTAL COMMON STOCKS (Cost $11,783,283)		22,004,128

Repurchase Agreements(a) (0.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.97%—1.05%, dated 6/30/17, due 7/3/17, total to be received $51,004	$51,000	$51,000
TOTAL REPURCHASE AGREEMENTS (Cost $51,000)		51,000
TOTAL INVESTMENT SECURITIES (Cost $11,834,283)—99.9%		22,055,128
Net other assets (liabilities)—0.1%		15,864
NET ASSETS—100.0%		$22,070,992

*                 Non-income producing security.

(a)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to financial statements.

210 :: ProFund VP Basic Materials :: Financial Statements

ProFund VP Basic Materials invested in the following industries as of June 30, 2017:

	Value	% of Net Assets
Chemicals	$18,437,228	83.6%
Metals & Mining	3,313,261	15.0%
Oil, Gas & Consumable Fuels	97,723	0.4%
Paper & Forest Products	155,916	0.7%
Other**	66,864	0.3%
Total	$22,070,992	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Basic Materials :: 211

Statement of Assets and Liabilities (unaudited)
June 30, 2017

ASSETS:
Total Investment Securities, at cost	$11,834,283
Securities, at value	22,004,128
Repurchase agreements, at value	51,000
Total Investment Securities, at value	22,055,128
Cash	47
Dividends and interest receivable	45,387
Receivable for capital shares issued	44,179
Prepaid expenses	330
TOTAL ASSETS	22,145,071
LIABILITIES:
Payable for capital shares redeemed	8,146
Advisory fees payable	13,785
Management services fees payable	1,838
Administration fees payable	649
Administrative services fees payable	10,875
Distribution fees payable	11,142
Transfer agency fees payable	1,019
Fund accounting fees payable	793
Compliance services fees payable	235
Other accrued expenses	25,597
TOTAL LIABILITIES	74,079
NET ASSETS	$22,070,992
NET ASSETS CONSIST OF:
Capital	$17,947,169
Accumulated net investment income (loss)	116,324
Accumulated net realized gains (losses) on investments	(6,213,346)
Net unrealized appreciation (depreciation) on investments	10,220,845
NET ASSETS	$22,070,992
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	361,610
Net Asset Value (offering and redemption price per share)	$61.04

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2017

INVESTMENT INCOME:
Dividends	$245,304
Interest	148
TOTAL INVESTMENT INCOME	245,452
EXPENSES:
Advisory fees	89,225
Management services fees	11,897
Administration fees	4,824
Transfer agency fees	6,947
Administrative services fees	31,936
Distribution fees	29,742
Custody fees	2,250
Fund accounting fees	5,697
Trustee fees	369
Compliance services fees	137
Other fees	20,838
Total Gross Expenses before reductions	203,862
Expenses reduced and reimbursed by the Advisor	(4,000)
TOTAL NET EXPENSES	199,862
NET INVESTMENT INCOME (LOSS)	45,590
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	160,687
Change in net unrealized appreciation/depreciation on investments	1,324,018
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	1,484,705
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$1,530,295

See accompanying notes to financial statements.

212 :: ProFund VP Basic Materials :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2017 (unaudited)	Year Ended December 31, 2016
FROM INVESTMENT ACTIVITES:
OPERATIONS:
Net investment income (loss)	$45,590	$103,682
Net realized gains (losses) on investments	160,687	287,369
Change in net unrealized appreciation/depreciation on investments	1,324,018	2,426,122
Change in net assets resulting from operations	1,530,295	2,817,173
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	(88,517)
Change in net assets resulting from distributions	—	(88,517)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	18,838,143	31,844,798
Distributions reinvested	—	88,517
Value of shares redeemed	(21,428,024)	(24,277,500)
Change in net assets resulting from capital transactions	(2,589,881)	7,655,815
Change in net assets	(1,059,586)	10,384,471
NET ASSETS:
Beginning of period	23,130,578	12,746,107
End of period	$22,070,992	$23,130,578
Accumulated net investment income (loss)	$116,324	$70,734
SHARE TRANSACTIONS:
Issued	314,247	600,916
Reinvested	—	1,613
Redeemed	(360,854)	(459,809)
Change in shares	(46,607)	142,720

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Basic Materials :: 213

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2017 (unaudited)		Year Ended Dec. 31, 2016	Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012
Net Asset Value, Beginning of Period	$56.66		$48.01	$56.06	$55.44	$47.28	$43.69
Investment Activities:
Net investment income (loss)(a)	0.11		0.29	0.28	0.21	0.38	0.37
Net realized and unrealized gains (losses) on investments	4.27		8.57	(8.04)	0.73	8.25	3.35
Total income (loss) from investment activities	4.38		8.86	(7.76)	0.94	8.63	3.72
Distributions to Shareholders From:
Net investment income	—		(0.21)	(0.29)	(0.32)	(0.47)	(0.13)
Net Asset Value, End of Period	$61.04		$56.66	$48.01	$56.06	$55.44	$47.28
Total Return	7.71	%(b)	18.49%	(13.92)%	1.69%	18.43%	8.49%
Ratios to Average Net Assets:
Gross expenses(c)	1.71%		1.73%	1.76%	1.74%	1.73%	1.88%
Net expenses(c)	1.68%		1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(c)	0.38%		0.56%	0.54%	0.36%	0.78%	0.80%
Supplemental Data:
Net assets, end of period (000’s)	$22,071		$23,131	$12,746	$19,212	$26,941	$24,257
Portfolio turnover rate(d)	56	%(b)	109%	46%	83%	85%	56%

(a)           Per share net investment income (loss) has been calculated using the average daily shares method.

(b)          Not annualized for periods less than one year.

(c)           Annualized for periods less than one year.

(d)          Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

214 :: ProFund VP Biotechnology :: Financial Statements

Investment Objective: The ProFund VP Biotechnology seeks investment results that, before fees and expenses, correspond to the performance of the Dow Jones U.S. Biotechnology Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2017

Market Exposure

Investment Type	% of Net Assets
Equity Securities	75%
Swap Agreements	25%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Amgen, Inc.	12.6%
AbbVie, Inc.	11.5%
Celgene Corp.	10.1%
Gilead Sciences, Inc.	9.2%
Biogen, Inc.	5.8%

Dow Jones U.S. Biotechnology
Index — Composition

% of Index
Biotechnology	94%
Life Sciences Tools & Services	6%

Schedule of Portfolio Investments (unaudited)

Common Stocks (74.7%)

	Shares	Value
AbbVie, Inc. (Biotechnology)	108,998	$7,903,445
ACADIA Pharmaceuticals, Inc.* (Biotechnology)	6,515	181,703
Agios Pharmaceuticals, Inc.* (Biotechnology)	2,869	147,610
Alexion Pharmaceuticals, Inc.* (Biotechnology)	15,379	1,871,163
Alkermes PLC* (Biotechnology)	10,468	606,830
Alnylam Pharmaceuticals, Inc.* (Biotechnology)	5,553	442,907
Amgen, Inc. (Biotechnology)	50,407	8,681,599
AquaBounty Technologies, Inc.* (Biotechnology)	182	1,458
Biogen, Inc.* (Biotechnology)	14,635	3,971,354
BioMarin Pharmaceutical, Inc.* (Biotechnology)	11,959	1,086,116
Bio-Techne Corp. (Life Sciences Tools & Services)	2,574	302,445
Bioverativ, Inc.* (Biotechnology)	7,381	444,115
Bluebird Bio, Inc.* (Biotechnology)	2,781	292,144
Celgene Corp.* (Biotechnology)	53,485	6,946,097
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	3,261	329,850
Gilead Sciences, Inc. (Biotechnology)	89,466	6,332,403
Illumina, Inc.* (Life Sciences Tools & Services)	10,000	1,735,200
Incyte Corp.* (Biotechnology)	11,615	1,462,445
Intercept Pharmaceuticals, Inc.* (Biotechnology)	1,234	149,400
Intrexon Corp.* (Biotechnology)	4,193	101,009
Ionis Pharmaceuticals, Inc.* (Biotechnology)	8,499	432,344
Juno Therapeutics, Inc.* (Biotechnology)	5,239	156,594
Kite Pharma, Inc.* (Biotechnology)	3,449	357,558
Ligand Pharmaceuticals, Inc.*—Class B (Biotechnology)	1,292	156,849
Myriad Genetics, Inc.* (Biotechnology)	4,680	120,931
Neurocrine Biosciences, Inc.* (Biotechnology)	6,053	278,438
Novavax, Inc.* (Biotechnology)	19,337	22,238
OPKO Health, Inc.* (Biotechnology)	24,876	163,684
Portola Pharmaceuticals, Inc.* (Biotechnology)	3,923	220,355
Quintiles Transnational Holdings, Inc.* (Life Sciences Tools & Services)	9,392	840,584
Radius Health, Inc.* (Biotechnology)	2,571	116,286
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	5,227	2,567,189
Seattle Genetics, Inc.* (Biotechnology)	6,623	342,674
Ultragenyx Pharmaceutical, Inc.* (Biotechnology)	2,656	164,964
United Therapeutics Corp.* (Biotechnology)	3,089	400,736
Vertex Pharmaceuticals, Inc.* (Biotechnology)	17,043	2,196,331
TOTAL COMMON STOCKS (Cost $21,028,950)		51,527,048

Contingent Right(NM)

Dyax Corp.*+^(a) (Biotechnology)	14,504	16,099
TOTAL CONTINGENT RIGHT (Cost $—)		16,099

Repurchase Agreements(b) (0.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.97%—1.05%, dated 6/30/17, due 7/3/17, total to be received $87,007	$87,000	$87,000
TOTAL REPURCHASE AGREEMENTS (Cost $87,000)		87,000
TOTAL INVESTMENT SECURITIES (Cost $21,115,950)—74.8%		51,630,147
Net other assets (liabilities)—25.2%		17,357,137
NET ASSETS—100.0%		$68,987,284

*                 Non-income producing security.

+                 This security was fair valued based on procedures approved by the Board of Trustees. As of June 30, 2017, this security represented 0.023% of the net assets of the Fund.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Biotechnology :: 215

^                  The Advisor has deemed this security to be illiquid. As of June 30, 2017, this security represented 0.023% of the net assets of the Fund.

(a)         No explicit expiration date, expiration is subject to contingencies. Rights entitle the Fund to cash if the company receives U.S. Food and Drug Administration approval on a specific medication that is being developed.

(b)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

NM         Not meaningful, amount is less than 0.05%.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Biotechnology Index	Goldman Sachs International	7/24/17	0.30%	$17,447,906	$(2,094)

^                  Reflects the floating financing rate, as of June 30, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

ProFund VP Biotechnology invested in the following industries as of June 30, 2017:

	Value	% of Net Assets
Biotechnology	$48,335,068	70.0%
Life Sciences Tools & Services	3,208,079	4.7%
Other**	17,444,137	25.3%
Total	$68,987,284	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

216 :: ProFund VP Biotechnology :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2017

ASSETS:
Total Investment Securities, at cost	$21,115,950
Securities, at value	51,543,147
Repurchase agreements, at value	87,000
Total Investment Securities, at value	51,630,147
Cash	533
Receivable for capital shares issued	90,938
Receivable for investments sold	17,419,184
Prepaid expenses	877
TOTAL ASSETS	69,141,679
LIABILITIES:
Payable for capital shares redeemed	8,858
Unrealized loss on swap agreements	2,094
Advisory fees payable	39,943
Management services fees payable	5,326
Administration fees payable	1,886
Administrative services fees payable	23,992
Distribution fees payable	35,229
Transfer agency fees payable	2,960
Fund accounting fees payable	2,305
Compliance services fees payable	644
Other accrued expenses	31,158
TOTAL LIABILITIES	154,395
NET ASSETS	$68,987,284
NET ASSETS CONSIST OF:
Capital	$48,019,454
Accumulated net investment income (loss)	(24,289)
Accumulated net realized gains (losses) on investments	(9,519,984)
Net unrealized appreciation (depreciation) on investments	30,512,103
NET ASSETS	$68,987,284
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,043,275
Net Asset Value (offering and redemption price per share)	$66.13

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2017

INVESTMENT INCOME:
Dividends	$468,107
Interest	776
TOTAL INVESTMENT INCOME	468,883
EXPENSES:
Advisory fees	236,145
Management services fees	31,486
Administration fees	10,933
Transfer agency fees	15,715
Administrative services fees	59,589
Distribution fees	78,715
Custody fees	5,321
Fund accounting fees	12,567
Trustee fees	871
Compliance services fees	313
Other fees	41,517
TOTAL NET EXPENSES	493,172
NET INVESTMENT INCOME (LOSS)	(24,289)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	1,284,596
Net realized gains (losses) on swap agreements	240,794
Change in net unrealized appreciation/depreciation on investments	7,096,337
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	8,621,727
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$8,597,438

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Biotechnology :: 217

Statements of Changes in Net Assets

	Six Months Ended June 30, 2017 (unaudited)	Year Ended December 31, 2016
FROM INVESTMENT ACTIVITES:
OPERATIONS:
Net investment income (loss)	$(24,289)	$(161,540)
Net realized gains (losses) on investments	1,525,390	(3,620,101)
Change in net unrealized appreciation/depreciation on investments	7,096,337	(9,327,746)
Change in net assets resulting from operations	8,597,438	(13,109,387)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains on investments	—	(915,079)
Change in net assets resulting from distributions	—	(915,079)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	19,232,284	28,654,088
Distributions reinvested	—	915,079
Value of shares redeemed	(17,954,639)	(41,738,024)
Change in net assets resulting from capital transactions	1,277,645	(12,168,857)
Change in net assets	9,875,083	(26,193,323)
NET ASSETS:
Beginning of period	59,112,201	85,305,524
End of period	$68,987,284	$59,112,201
Accumulated net investment income (loss)	$(24,289)	$—
SHARE TRANSACTIONS:
Issued	306,510	477,091
Reinvested	—	14,824
Redeemed	(292,275)	(701,123)
Change in shares	14,235	(209,208)

See accompanying notes to financial statements.

218 :: ProFund VP Biotechnology :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2017 (unaudited)		Year Ended Dec. 31, 2016	Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012
Net Asset Value, Beginning of Period	$57.44		$68.89	$69.13	$57.75	$34.29	$24.37
Investment Activities:
Net investment income (loss)(a)	(0.02)		(0.14)	(0.47)	(0.62)	(0.39)	(0.37)
Net realized and unrealized gains (losses) on investments	8.71		(10.47)	2.77	16.63	23.85	10.29
Total income (loss) from investment activities	8.69		(10.61)	2.30	16.01	23.46	9.92
Distributions to Shareholders From:
Net realized gains on investments	—		(0.84)	(2.54)	(4.63)	—	—
Net Asset Value, End of Period	$66.13		$57.44	$68.89	$69.13	$57.75	$34.29
Total Return	15.11	%(b)	(15.48)%	3.30%	29.73%	68.42%	40.71%
Ratios to Average Net Assets:
Gross expenses(c)	1.57%		1.57%	1.61%	1.68%	1.70%	1.79%
Net expenses(c)	1.57%		1.57%	1.61%	1.68%	1.68%	1.68%
Net investment income (loss)(c)	(0.08)%		(0.24)%	(0.66)%	(0.99)%	(0.83)%	(1.19)%
Supplemental Data:
Net assets, end of period (000’s)	$68,987		$59,112	$85,306	$80,009	$53,072	$23,306
Portfolio turnover rate(d)	79	%(b)	154%	164%	248%	254%	336%

(a)           Per share net investment income (loss) has been calculated using the average daily shares method.

(b)          Not annualized for periods less than one year.

(c)           Annualized for periods less than one year.

(d)          Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Consumer Goods :: 219

Investment Objective: The ProFund VP Consumer Goods seeks investment results that, before fees and expenses, correspond to the performance of the Dow Jones U.S. Consumer Goods Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2017

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
The Procter & Gamble Co.	9.8%
Philip Morris International, Inc.	8.0%
The Coca-Cola Co.	7.6%
PepsiCo, Inc.	7.2%
Altria Group, Inc.	6.3%

Dow Jones U.S. Consumer Goods
Index — Composition

% of Index
Food, Beverage & Tobacco	51%
Household & Personal Products	18%
Consumer Durables & Apparel	14%
Automobiles & Components	10%
Software & Services	4%
Capital Goods	2%
Retailing	1%

Schedule of Portfolio Investments (unaudited)

Common Stocks (100.3%)

	Shares	Value
Activision Blizzard, Inc. (Software)	6,080	$350,025
Adient PLC (Auto Components)	821	53,677
Altria Group, Inc. (Tobacco)	16,937	1,261,299
Archer-Daniels-Midland Co. (Food Products)	5,003	207,024
Autoliv, Inc. (Auto Components)	774	84,985
Avon Products, Inc.* (Personal Products)	3,856	14,653
B&G Foods, Inc.—Class A (Food Products)	582	20,719
BorgWarner, Inc. (Auto Components)	1,748	74,045
Brown-Forman Corp.—Class A (Beverages)	504	24,847
Brown-Forman Corp.—Class B (Beverages)	1,552	75,427
Brunswick Corp. (Leisure Products)	782	49,055
Bunge, Ltd. (Food Products)	1,230	91,758
CalAtlantic Group, Inc. (Household Durables)	675	23,861
Campbell Soup Co. (Food Products)	1,681	87,664
Carter’s, Inc. (Textiles, Apparel & Luxury Goods)	425	37,804
Church & Dwight Co., Inc. (Household Products)	2,185	113,358
Coach, Inc. (Textiles, Apparel & Luxury Goods)	2,464	116,646
Colgate-Palmolive Co. (Household Products)	7,745	574,137
ConAgra Foods, Inc. (Food Products)	3,544	126,733
Constellation Brands, Inc.—Class A (Beverages)	1,502	290,982
Cooper Tire & Rubber Co. (Auto Components)	464	16,750
D.R. Horton, Inc. (Household Durables)	2,997	103,606
Dana Holding Corp. (Auto Components)	1,267	28,292
Darling Ingredients, Inc.* (Food Products)	1,444	22,729
Dean Foods Co. (Food Products)	796	13,532
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	280	19,113
Delphi Automotive PLC (Auto Components)	2,349	205,891
Dr. Pepper Snapple Group, Inc. (Beverages)	1,612	146,869
Edgewell Personal Care Co.* (Personal Products)	503	38,238
Electronic Arts, Inc.* (Software)	2,719	287,453
Energizer Holdings, Inc. (Household Products)	542	26,027
Flowers Foods, Inc. (Food Products)	1,615	27,956
Ford Motor Co. (Automobiles)	34,293	383,739
Fossil Group, Inc.* (Textiles, Apparel & Luxury Goods)	371	3,840
General Mills, Inc. (Food Products)	5,051	279,825
General Motors Co. (Automobiles)	12,040	420,557
Gentex Corp. (Auto Components)	2,519	47,785
Genuine Parts Co. (Distributors)	1,291	119,753
G-III Apparel Group, Ltd.* (Textiles, Apparel & Luxury Goods)	385	9,606
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	3,194	73,973
Harley-Davidson, Inc. (Automobiles)	1,536	82,975
Hasbro, Inc. (Leisure Products)	986	109,949
Helen of Troy, Ltd.* (Household Durables)	237	22,302
Herbalife, Ltd.* (Personal Products)	614	43,797
Herman Miller, Inc. (Commercial Services & Supplies)	524	15,929
HNI Corp. (Commercial Services & Supplies)	387	15,430
Hormel Foods Corp. (Food Products)	2,365	80,670
Ingredion, Inc. (Food Products)	629	74,983
Kate Spade & Co.* (Textiles, Apparel & Luxury Goods)	1,125	20,801
Kellogg Co. (Food Products)	2,211	153,576
Kimberly-Clark Corp. (Household Products)	3,112	401,790
Lamb Weston Holding, Inc. (Food Products)	1,216	53,553
Lancaster Colony Corp. (Food Products)	171	20,968
Lear Corp. (Auto Components)	605	85,958
Leggett & Platt, Inc. (Household Durables)	1,160	60,935
Lennar Corp.—B Shares (Household Durables)	84	3,777
Lennar Corp.—Class A (Household Durables)	1,782	95,016
Leucadia National Corp. (Diversified Financial Services)	2,839	74,268
LKQ Corp.* (Distributors)	2,702	89,031
lululemon athletica, Inc.* (Textiles, Apparel & Luxury Goods)	937	55,911
Mattel, Inc. (Leisure Products)	3,004	64,676
McCormick & Co., Inc. (Food Products)	992	96,730
Michael Kors Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	1,367	49,554
Mohawk Industries, Inc.* (Household Durables)	553	133,656
Molson Coors Brewing Co.—Class B (Beverages)	1,619	139,784

See accompanying notes to financial statements.

220 :: ProFund VP Consumer Goods :: Financial Statements

Common Stocks, continued

	Shares	Value
Mondelez International, Inc.—Class A (Food Products)	13,302	$574,514
Monster Beverage Corp.* (Beverages)	3,535	175,619
Newell Rubbermaid, Inc. (Household Durables)	4,236	227,135
NIKE, Inc.—Class B (Textiles, Apparel & Luxury Goods)	11,619	685,520
Nu Skin Enterprises, Inc.—Class A (Personal Products)	436	27,398
NVR, Inc.* (Household Durables)	30	72,318
PepsiCo, Inc. (Beverages)	12,525	1,446,513
Philip Morris International, Inc. (Tobacco)	13,618	1,599,435
Pinnacle Foods, Inc. (Food Products)	1,038	61,657
Polaris Industries, Inc. (Leisure Products)	513	47,314
Pool Corp. (Distributors)	363	42,678
Post Holdings, Inc.* (Food Products)	580	45,037
PulteGroup, Inc. (Household Durables)	2,491	61,104
PVH Corp. (Textiles, Apparel & Luxury Goods)	684	78,318
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	483	35,645
Reynolds American, Inc. (Tobacco)	7,256	471,930
Skechers U.S.A., Inc.*—Class A (Textiles, Apparel & Luxury Goods)	1,173	34,604
Snap-on, Inc. (Machinery)	508	80,264
Snyder’s-Lance, Inc. (Food Products)	754	26,103
Spectrum Brands Holdings, Inc. (Household Products)	212	26,508
Stanley Black & Decker, Inc. (Machinery)	1,342	188,860
Steven Madden, Ltd.* (Textiles, Apparel & Luxury Goods)	469	18,737
Take-Two Interactive Software, Inc.* (Software)	911	66,849
Tempur Sealy International, Inc.* (Household Durables)	412	21,997
Tenneco, Inc. (Auto Components)	474	27,411
Tesla Motors, Inc.* (Automobiles)	1,110	401,387
The Clorox Co. (Household Products)	1,130	150,561
The Coca-Cola Co. (Beverages)	33,715	1,512,119
The Estee Lauder Cos., Inc.—Class A (Personal Products)	1,962	188,312
The Goodyear Tire & Rubber Co. (Auto Components)	2,207	77,157
The Hain Celestial Group, Inc.* (Food Products)	907	35,210
The Hershey Co. (Food Products)	1,227	131,743
The JM Smucker Co.—Class A (Food Products)	1,020	120,697
The Kraft Heinz Co. (Food Products)	5,231	447,983
The Middleby Corp.* (Machinery)	504	61,241
The Procter & Gamble Co. (Household Products)	22,425	1,954,339
Thor Industries, Inc. (Automobiles)	420	43,898
Toll Brothers, Inc. (Household Durables)	1,298	51,284
TreeHouse Foods, Inc.* (Food Products)	499	40,763
Tupperware Brands Corp. (Household Durables)	445	31,252
Tyson Foods, Inc.—Class A (Food Products)	2,527	158,266
Under Armour, Inc.*—Class A (Textiles, Apparel & Luxury Goods)	1,619	35,229
Under Armour, Inc.*—Class C (Textiles, Apparel & Luxury Goods)	1,617	32,599
V.F. Corp. (Textiles, Apparel & Luxury Goods)	2,809	161,797
Vista Outdoor, Inc.* (Leisure Products)	500	11,255
Visteon Corp.* (Auto Components)	278	28,373
WABCO Holdings, Inc.* (Machinery)	446	56,869
Whirlpool Corp. (Household Durables)	649	124,361
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	850	23,809
TOTAL COMMON STOCKS (Cost $9,178,941)		20,024,224
TOTAL INVESTMENT SECURITIES (Cost $9,178,941)—100.3%		20,024,224
Net other assets (liabilities)—(0.3)%		(56,906)
NET ASSETS—100.0%		$19,967,318

*                 Non-income producing security.

ProFund VP Consumer Goods invested in the following industries as of June 30, 2017:

	Value	% of Net Assets
Auto Components	$730,324	3.7%
Automobiles	1,332,556	6.7%
Beverages	3,812,160	19.0%
Commercial Services & Supplies	31,359	0.2%
Distributors	251,462	1.3%
Diversified Financial Services	74,268	0.4%
Food Products	3,000,393	15.0%
Household Durables	1,032,604	5.2%
Household Products	3,246,720	16.3%
Leisure Products	282,249	1.4%
Machinery	387,234	1.9%
Personal Products	312,398	1.6%
Software	704,327	3.5%
Textiles, Apparel & Luxury Goods	1,493,506	7.4%
Tobacco	3,332,664	16.7%
Other**	(56,906)	(0.3)%
Total	$19,967,318	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Consumer Goods :: 221

Statement of Assets and Liabilities (unaudited)
June 30, 2017

ASSETS:
Total Investment Securities, at cost	$9,178,941
Securities, at value	20,024,224
Total Investment Securities, at value	20,024,224
Dividends receivable	53,219
Prepaid expenses	248
TOTAL ASSETS	20,077,691
LIABILITIES:
Payable for capital shares redeemed	47,044
Cash overdraft	19,659
Advisory fees payable	12,404
Management services fees payable	1,654
Administration fees payable	584
Administrative services fees payable	7,988
Distribution fees payable	7,418
Transfer agency fees payable	916
Fund accounting fees payable	713
Compliance services fees payable	190
Other accrued expenses	11,803
TOTAL LIABILITIES	110,373
NET ASSETS	$19,967,318
NET ASSETS CONSIST OF:
Capital	$9,066,264
Accumulated net investment income (loss)	269,030
Accumulated net realized gains (losses) on investments	(213,259)
Net unrealized appreciation (depreciation) on investments	10,845,283
NET ASSETS	$19,967,318
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	305,915
Net Asset Value (offering and redemption price per share)	$65.27

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2017

INVESTMENT INCOME:
Dividends	$219,682
Interest	71
TOTAL INVESTMENT INCOME	219,753
EXPENSES:
Advisory fees	65,446
Management services fees	8,726
Administration fees	3,701
Transfer agency fees	5,322
Administrative services fees	26,317
Distribution fees	21,815
Custody fees	1,787
Fund accounting fees	4,630
Trustee fees	297
Compliance services fees	107
Other fees	10,950
Total Gross Expenses before reductions	149,098
Expenses reduced and reimbursed by the Advisor	(2,500)
TOTAL NET EXPENSES	146,598
NET INVESTMENT INCOME (LOSS)	73,155
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	1,002,789
Change in net unrealized appreciation/depreciation on investments	440,876
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	1,443,665
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$1,516,820

See accompanying notes to financial statements.

222 :: ProFund VP Consumer Goods :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2017 (unaudited)	Year Ended December 31, 2016
FROM INVESTMENT ACTIVITES:
OPERATIONS:
Net investment income (loss)	$73,155	$195,595
Net realized gains (losses) on investments	1,002,789	988,541
Change in net unrealized appreciation/depreciation on investments	440,876	(144,845)
Change in net assets resulting from operations	1,516,820	1,039,291
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	(253,585)
Change in net assets resulting from distributions	—	(253,585)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	13,872,771	24,361,712
Distributions reinvested	—	253,585
Value of shares redeemed	(11,796,179)	(33,144,767)
Change in net assets resulting from capital transactions	2,076,592	(8,529,470)
Change in net assets	3,593,412	(7,743,764)
NET ASSETS:
Beginning of period	16,373,906	24,117,670
End of period	$19,967,318	$16,373,906
Accumulated net investment income (loss)	$269,030	$195,875
SHARE TRANSACTIONS:
Issued	216,164	414,156
Reinvested	—	4,106
Redeemed	(186,937)	(559,064)
Change in shares	29,227	(140,802)

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Consumer Goods :: 223

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2017 (unaudited)		Year Ended Dec. 31, 2016	Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012
Net Asset Value, Beginning of Period	$59.18		$57.77	$56.02	$51.16	$40.14	$36.52
Investment Activities:
Net investment income (loss)(a)	0.26		0.48	0.67	0.43	0.35	0.39
Net realized and unrealized gains (losses) on investments	5.83		1.59	1.64	4.78	11.03	3.56
Total income (loss) from investment activities	6.09		2.07	2.31	5.21	11.38	3.95
Distributions to Shareholders From:
Net investment income	—		(0.66)	(0.56)	(0.35)	(0.36)	(0.33)
Net Asset Value, End of Period	$65.27		$59.18	$57.77	$56.02	$51.16	$40.14
Total Return	10.29	%(b)	3.54%	4.16%	10.23%	28.45%	10.86%
Ratios to Average Net Assets:
Gross expenses(c)	1.71%		1.68%	1.68%	1.74%	1.76%	1.87%
Net expenses(c)	1.68%		1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(c)	0.84%		0.81%	1.18%	0.81%	0.75%	1.00%
Supplemental Data:
Net assets, end of period (000’s)	$19,967		$16,374	$24,118	$29,178	$19,744	$14,588
Portfolio turnover rate(d)	55	%(b)	84%	156%	93%	66%	104%

(a)           Per share net investment income (loss) has been calculated using the average daily shares method.

(b)          Not annualized for periods less than one year.

(c)           Annualized for periods less than one year.

(d)          Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

224 :: ProFund VP Consumer Services :: Financial Statements

Investment Objective: The ProFund VP Consumer Services seeks investment results that, before fees and expenses, correspond to the performance of the Dow Jones U.S. Consumer Services Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2017

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Amazon.com, Inc.	12.2%
Comcast Corp.	5.8%
The Home Depot, Inc.	5.8%
The Walt Disney Co.	4.9%
McDonald’s Corp.	4.0%

Dow Jones U.S. Consumer Services
Index — Composition

% of Index
Retailing	37%
Media	24%
Consumer Services	17%
Food & Staples Retailing	13%
Transportation	5%
Health Care Equipment & Services	3%
Commercial & Professional Services	1%

Schedule of Portfolio Investments (unaudited)

Common Stocks (99.8%)

	Shares	Value
Aaron’s, Inc. (Specialty Retail)	586	$22,795
Abercrombie & Fitch Co.—Class A (Specialty Retail)	636	7,912
Acxiom Corp.* (IT Services)	725	18,836
Adtalem Global Education, Inc. (Diversified Consumer Services)	529	20,076
Advance Auto Parts, Inc. (Specialty Retail)	680	79,281
Alaska Air Group, Inc. (Airlines)	1,152	103,404
Allegiant Travel Co. (Airlines)	128	17,357
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	3,680	3,562,240
AMC Networks, Inc.*—Class A (Media)	510	27,239
American Airlines Group, Inc. (Airlines)	4,561	229,510
American Eagle Outfitters, Inc. (Specialty Retail)	1,541	18,569
AmerisourceBergen Corp. (Health Care Providers & Services)	1,537	145,293
Aramark (Hotels, Restaurants & Leisure)	2,259	92,574
Asbury Automotive Group, Inc.* (Specialty Retail)	170	9,614
Ascena Retail Group, Inc.* (Specialty Retail)	1,573	3,382
AutoNation, Inc.* (Specialty Retail)	615	25,928
AutoZone, Inc.* (Specialty Retail)	261	148,890
Avis Budget Group, Inc.* (Road & Rail)	781	21,298
Beacon Roofing Supply, Inc.* (Trading Companies & Distributors)	561	27,489
Bed Bath & Beyond, Inc. (Specialty Retail)	1,348	40,979
Best Buy Co., Inc. (Specialty Retail)	2,452	140,573
Big Lots, Inc. (Multiline Retail)	410	19,803
Bloomin’ Brands, Inc. (Hotels, Restaurants & Leisure)	923	19,595
Bright Horizons Family Solutions, Inc.* (Diversified Consumer Services)	463	35,748
Brinker International, Inc. (Hotels, Restaurants & Leisure)	450	17,145
Buffalo Wild Wings, Inc.* (Hotels, Restaurants & Leisure)	144	18,245
Burlington Stores, Inc.* (Specialty Retail)	644	59,242
Cabela’s, Inc.*—Class A (Specialty Retail)	477	28,343
Cable One, Inc. (Media)	46	32,701
Cardinal Health, Inc. (Health Care Providers & Services)	2,932	228,461
CarMax, Inc.* (Specialty Retail)	1,712	107,959
Carnival Corp.—Class A (Hotels, Restaurants & Leisure)	3,880	254,412
Casey’s General Stores, Inc. (Food & Staples Retailing)	369	39,524
CBS Corp. (Media)	73	4,731
CBS Corp.—Class B (Media)	3,417	217,936
Charter Communications, Inc.*—Class A (Media)	1,995	672,016
Chemed Corp. (Health Care Providers & Services)	143	29,248
Chico’s FAS, Inc. (Specialty Retail)	1,195	11,257
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	266	110,683
Choice Hotels International, Inc. (Hotels, Restaurants & Leisure)	339	21,781
Cinemark Holdings, Inc. (Media)	979	38,034
Comcast Corp.—Class A (Media)	43,863	1,707,147
Copart, Inc.* (Commercial Services & Supplies)	1,905	60,560
Costco Wholesale Corp. (Food & Staples Retailing)	4,061	649,476
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	221	36,962
CVS Health Corp. (Food & Staples Retailing)	9,436	759,221
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	1,159	104,820
Delta Air Lines, Inc. (Airlines)	6,828	366,936
Dick’s Sporting Goods, Inc. (Specialty Retail)	816	32,501
Dillard’s, Inc.—Class A (Multiline Retail)	201	11,596
Discovery Communications, Inc.*—Class A (Media)	1,418	36,627
Discovery Communications, Inc.*—Class C (Media)	1,948	49,109
Dish Network Corp.*—Class A (Media)	2,111	132,486
Dolby Laboratories, Inc.—Class A (Electronic Equipment, Instruments & Components)	538	26,340
Dollar General Corp. (Multiline Retail)	2,339	168,619
Dollar Tree, Inc.* (Multiline Retail)	2,201	153,894
Domino’s Pizza, Inc. (Hotels, Restaurants & Leisure)	442	93,496

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Consumer Services :: 225

Common Stocks, continued

	Shares	Value
DSW, Inc.—Class A (Specialty Retail)	631	$11,169
Dunkin’ Brands Group, Inc. (Hotels, Restaurants & Leisure)	858	47,293
Expedia, Inc. (Internet & Direct Marketing Retail)	1,132	168,611
Five Below, Inc.* (Specialty Retail)	510	25,179
Foot Locker, Inc. (Specialty Retail)	1,212	59,727
GameStop Corp.—Class A (Specialty Retail)	933	20,162
Gannett Co., Inc. (Media)	1,054	9,191
Genesco, Inc.* (Specialty Retail)	177	6,000
GNC Holdings, Inc.—Class A (Specialty Retail)	640	5,395
Graham Holdings Co.—Class B (Diversified Consumer Services)	45	26,984
Grand Canyon Education, Inc.* (Diversified Consumer Services)	440	34,500
Group 1 Automotive, Inc. (Specialty Retail)	181	11,461
Groupon, Inc.* (Internet & Direct Marketing Retail)	3,640	13,978
H & R Block, Inc. (Diversified Consumer Services)	1,926	59,533
Hertz Global Holdings, Inc.* (Road & Rail)	678	7,797
Hilton Grand Vacations, Inc.* (Hotels, Restaurants & Leisure)	600	21,636
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	1,904	117,762
Houghton Mifflin Harcourt Co.* (Diversified Consumer Services)	943	11,599
HSN, Inc. (Internet & Direct Marketing Retail)	298	9,506
Hyatt Hotels Corp.*—Class A (Hotels, Restaurants & Leisure)	369	20,741
IHS Markit, Ltd.* (Professional Services)	2,947	129,786
J.C. Penney Co., Inc.* (Multiline Retail)	2,873	13,359
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	273	26,891
JetBlue Airways Corp.* (Airlines)	3,092	70,590
John Wiley & Sons, Inc.—Class A (Media)	410	21,628
KAR Auction Services, Inc. (Commercial Services & Supplies)	1,270	53,302
Kohl’s Corp. (Multiline Retail)	1,582	61,176
L Brands, Inc. (Specialty Retail)	2,228	120,067
Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)	3,379	215,884
Liberty Broadband Corp.*—Class A (Media)	242	20,761
Liberty Broadband Corp.*—Class C (Media)	630	54,653
Liberty Expedia Holdings*—Class A (Internet & Direct Marketing Retail)	503	27,172
Liberty Global PLC*—Class A (Media)	2,192	70,407
Liberty Global PLC*—Class B (Media)	13	443
Liberty Global PLC*—Class C (Media)	5,918	184,523
Liberty Interactive Corp.*—Class G (Internet & Direct Marketing Retail)	3,716	91,191
Liberty LiLAC Group*—Class A (Media)	470	10,232
Liberty LiLAC Group*—Class C (Media)	1,123	24,043
Liberty Media Group*—Class A (Media)	201	7,041
Liberty Media Group*—Class C (Media)	1,101	40,319
Liberty SiriusXM Group*—Class A (Media)	808	33,920
Liberty SiriusXM Group*—Class C (Media)	1,636	68,221
Liberty TripAdvisor Holdings, Inc.*—Class A (Internet & Direct Marketing Retail)	662	7,679
Liberty Ventures*—Class A (Internet & Direct Marketing Retail)	751	39,270
Lions Gate Entertainment Corp.*—Class A (Media)	550	15,521
Lions Gate Entertainment Corp.*—Class B (Media)	947	24,887
Lithia Motors, Inc.—Class A (Specialty Retail)	218	20,542
Live Nation Entertainment, Inc.* (Media)	1,235	43,040
Lowe’s Cos., Inc. (Specialty Retail)	7,950	616,364
Macy’s, Inc. (Multiline Retail)	2,821	65,560
Marriott International, Inc.—Class A (Hotels, Restaurants & Leisure)	2,883	289,180
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	225	26,494
McDonald’s Corp. (Hotels, Restaurants & Leisure)	7,558	1,157,582
McKesson Corp. (Health Care Providers & Services)	1,949	320,688
Meredith Corp. (Media)	344	20,451
MGM Resorts International (Hotels, Restaurants & Leisure)	4,479	140,148
Murphy USA, Inc.* (Specialty Retail)	324	24,012
Netflix, Inc.* (Internet & Direct Marketing Retail)	4,001	597,789
News Corp.—Class A (Media)	3,538	48,471
News Corp.—Class B (Media)	1,114	15,763
Nielsen Holdings PLC (Professional Services)	3,114	120,387
Nordstrom, Inc. (Multiline Retail)	1,031	49,313
Norwegian Cruise Line Holdings, Ltd.* (Hotels, Restaurants & Leisure)	1,519	82,467
Office Depot, Inc. (Specialty Retail)	4,782	26,970
Omnicom Group, Inc. (Media)	2,162	179,230
O’Reilly Automotive, Inc.* (Specialty Retail)	847	185,273
Panera Bread Co.*—Class A (Hotels, Restaurants & Leisure)	194	61,040
Regal Entertainment Group — Class A (Media)	973	19,908
Rite Aid Corp.* (Food & Staples Retailing)	9,763	28,801
Rollins, Inc. (Commercial Services & Supplies)	895	36,435
Ross Stores, Inc. (Specialty Retail)	3,634	209,791
Royal Caribbean Cruises, Ltd. (Hotels, Restaurants & Leisure)	1,555	169,853
Sally Beauty Holdings, Inc.* (Specialty Retail)	1,273	25,778
Scripps Networks Interactive, Inc.—Class A (Media)	895	61,137
Service Corp. International (Diversified Consumer Services)	1,739	58,170
ServiceMaster Global Holdings, Inc.* (Diversified Consumer Services)	1,240	48,596
Shutterfly, Inc.* (Internet & Direct Marketing Retail)	316	15,010
Signet Jewelers, Ltd. (Specialty Retail)	640	40,474
Sinclair Broadcast Group, Inc.—Class A (Media)	672	22,109
Sirius XM Holdings, Inc. (Media)	15,569	85,162
Six Flags Entertainment Corp. (Hotels, Restaurants & Leisure)	781	46,555
Sotheby’s*—Class A (Diversified Consumer Services)	420	22,541
Southwest Airlines Co. (Airlines)	5,600	347,984
Spirit Airlines, Inc.* (Airlines)	650	33,573
Sprouts Farmers Market, Inc.* (Food & Staples Retailing)	1,193	27,045
Staples, Inc. (Specialty Retail)	6,060	61,024
Starbucks Corp. (Hotels, Restaurants & Leisure)	13,421	782,579
Sysco Corp. (Food & Staples Retailing)	4,559	229,454
Target Corp. (Multiline Retail)	5,111	267,253
TEGNA, Inc. (Media)	1,986	28,618

See accompanying notes to financial statements.

226 :: ProFund VP Consumer Services :: Financial Statements

Common Stocks, continued

	Shares	Value
Texas Roadhouse, Inc.—Class A (Hotels, Restaurants & Leisure)	603	$30,723
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	408	20,522
The Dun & Bradstreet Corp. (Professional Services)	347	37,528
The Gap, Inc. (Specialty Retail)	2,039	44,838
The Home Depot, Inc. (Specialty Retail)	11,080	1,699,671
The Interpublic Group of Cos., Inc. (Media)	3,665	90,159
The Kroger Co. (Food & Staples Retailing)	8,455	197,171
The Madison Square Garden Co.*—Class A (Media)	125	24,613
The New York Times Co.—Class A (Media)	1,138	20,143
The Priceline Group, Inc.* (Internet & Direct Marketing Retail)	452	845,475
The TJX Cos., Inc. (Specialty Retail)	5,963	430,350
The Walt Disney Co. (Media)	13,486	1,432,888
The Wendy’s Co. (Hotels, Restaurants & Leisure)	1,773	27,499
Tiffany & Co. (Specialty Retail)	991	93,025
Time Warner, Inc. (Media)	7,186	721,546
Time, Inc. (Media)	916	13,145
Tractor Supply Co. (Specialty Retail)	1,186	64,293
Tribune Media Co.—Class A (Media)	671	27,357
TripAdvisor, Inc.* (Internet & Direct Marketing Retail)	1,023	39,079
Twenty-First Century Fox, Inc.—Class A (Media)	9,750	276,315
Twenty-First Century Fox, Inc.—Class B (Media)	4,521	126,000
Ulta Salon, Cosmetics & Fragrance, Inc.* (Specialty Retail)	542	155,738
United Continental Holdings, Inc.* (Airlines)	2,613	196,628
United Natural Foods, Inc.* (Food & Staples Retailing)	466	17,102
Urban Outfitters, Inc.* (Specialty Retail)	822	15,240
Vail Resorts, Inc. (Hotels, Restaurants & Leisure)	377	76,467
VCA, Inc.* (Health Care Providers & Services)	752	69,417
Viacom, Inc.—Class A (Media)	92	3,501
Viacom, Inc.—Class B (Media)	3,260	109,438
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	7,910	619,432
Wal-Mart Stores, Inc. (Food & Staples Retailing)	13,691	1,036,135
Whole Foods Market, Inc. (Food & Staples Retailing)	2,968	124,982
Williams-Sonoma, Inc. (Specialty Retail)	737	35,745
Wyndham Worldwide Corp. (Hotels, Restaurants & Leisure)	964	96,795
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	738	98,981
Yelp, Inc.* (Internet Software & Services)	578	17,352
YUM! Brands, Inc. (Hotels, Restaurants & Leisure)	3,064	226,001
TOTAL COMMON STOCKS (Cost $13,821,837)		29,160,991

Repurchase Agreements(a) (0.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.97%-1.05%, dated 6/30/17, due 7/3/17, total to be received $131,011	$131,000	$131,000
TOTAL REPURCHASE AGREEMENTS (Cost $131,000)		131,000
TOTAL INVESTMENT SECURITIES (Cost $13,952,837)—100.2%		29,291,991
Net other assets (liabilities)—(0.2)%		(72,036)
NET ASSETS—100.0%		$29,219,955

*                 Non-income producing security.

(a)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ProFund VP Consumer Services invested in the following industries as of June 30, 2017:

	Value	% of Net Assets
Airlines	$1,365,982	4.7%
Commercial Services & Supplies	150,297	0.5%
Diversified Consumer Services	317,747	1.1%
Electronic Equipment, Instruments & Components	26,340	NM
Food & Staples Retailing	3,728,343	12.8%
Health Care Providers & Services	793,107	2.7%
Hotels, Restaurants & Leisure	4,552,806	15.6%
Internet & Direct Marketing Retail	5,417,000	18.5%
Internet Software & Services	17,352	0.1%
IT Services	18,836	0.1%
Media	6,872,810	23.5%
Multiline Retail	810,573	2.8%
Professional Services	287,701	1.0%
Road & Rail	29,095	0.1%
Specialty Retail	4,745,513	16.2%
Trading Companies & Distributors	27,489	0.1%
Other**	58,964	0.2%
Total	$29,219,955	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM         Not meaningful, amount is less than 0.05%.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Consumer Services :: 227

Statement of Assets and Liabilities (unaudited)
June 30, 2017

ASSETS:
Total Investment Securities, at cost	$13,952,837
Securities, at value	29,160,991
Repurchase agreements, at value	131,000
Total Investment Securities, at value	29,291,991
Cash	774
Dividends and interest receivable	18,480
Receivable for capital shares issued	156
Receivable for investments sold	807
Prepaid expenses	318
TOTAL ASSETS	29,312,526
LIABILITIES:
Payable for capital shares redeemed	10,163
Advisory fees payable	19,025
Management services fees payable	2,537
Administration fees payable	895
Administrative services fees payable	13,669
Distribution fees payable	13,057
Transfer agency fees payable	1,405
Fund accounting fees payable	1,094
Compliance services fees payable	279
Other accrued expenses	30,447
TOTAL LIABILITIES	92,571
NET ASSETS	$29,219,955
NET ASSETS CONSIST OF:
Capital	$14,065,212
Accumulated net investment income (loss)	(8,591)
Accumulated net realized gains (losses) on investments	(175,820)
Net unrealized appreciation (depreciation) on investments	15,339,154
NET ASSETS	$29,219,955
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	437,213
Net Asset Value (offering and redemption price per share)	$66.83

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2017

INVESTMENT INCOME:
Dividends	$200,744
Interest	170
TOTAL INVESTMENT INCOME	200,914
EXPENSES:
Advisory fees	94,214
Management services fees	12,562
Administration fees	5,381
Transfer agency fees	7,737
Administrative services fees	35,115
Distribution fees	31,405
Custody fees	2,322
Fund accounting fees	6,805
Trustee fees	421
Compliance services fees	156
Other fees	25,922
Total Gross Expenses before reductions	222,040
Expenses reduced and reimbursed by the Advisor	(11,000)
TOTAL NET EXPENSES	211,040
NET INVESTMENT INCOME (LOSS)	(10,126)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	1,457,027
Change in net unrealized appreciation/depreciation on investments	388,083
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	1,845,110
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$1,834,984

See accompanying notes to financial statements.

228 :: ProFund VP Consumer Services :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2017 (unaudited)	Year Ended December 31, 2016
FROM INVESTMENT ACTIVITES:
OPERATIONS:
Net investment income (loss)	$(10,126)	$(56,059)
Net realized gains (losses) on investments	1,457,027	558,335
Change in net unrealized appreciation/depreciation on investments	388,083	298,221
Change in net assets resulting from operations	1,834,984	800,497
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains on investments	—	(285,132)
Change in net assets resulting from distributions	—	(285,132)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	14,555,317	26,310,548
Distributions reinvested	—	285,132
Value of shares redeemed	(14,586,169)	(34,167,591)
Change in net assets resulting from capital transactions	(30,852)	(7,571,911)
Change in net assets	1,804,132	(7,056,546)
NET ASSETS:
Beginning of period	27,415,823	34,472,369
End of period	$29,219,955	$27,415,823
Accumulated net investment income (loss)	$(8,591)	$1,535
SHARE TRANSACTIONS:
Issued	218,193	441,500
Reinvested	—	4,712
Redeemed	(226,214)	(578,405)
Change in shares	(8,021)	(132,193)

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Consumer Services :: 229

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2017 (unaudited)		Year Ended Dec. 31, 2016	Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012
Net Asset Value, Beginning of Period	$61.58		$59.70	$64.15	$57.10	$41.05	$33.77
Investment Activities:
Net investment income (loss)(a)	(0.03)		(0.12)	(0.12)	(0.20)	(0.13)	0.13
Net realized and unrealized gains (losses) on investments	5.28		2.61	3.04	7.31	16.44	7.32
Total income (loss) from investment activities	5.25		2.49	2.92	7.11	16.31	7.45
Distributions to Shareholders From:
Net investment income	—		—	—	—	(0.12)	—
Net realized gains on investments	—		(0.61)	(7.37)	(0.06)	(0.14)	(0.17)
Total distributions	—		(0.61)	(7.37)	(0.06)	(0.26)	(0.17)
Net Asset Value, End of Period	$66.83		$61.58	$59.70	$64.15	$57.10	$41.05
Total Return	8.53	%(b)	4.18%	4.69%	12.46%	39.87%	22.10%
Ratios to Average Net Assets:
Gross expenses(c)	1.77%		1.73%	1.73%	1.75%	1.78%	1.91%
Net expenses(c)	1.68%		1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(c)	(0.08)%		(0.20)%	(0.20)%	(0.34)%	(0.27)%	0.34%
Supplemental Data:
Net assets, end of period (000’s)	$29,220		$27,416	$34,472	$35,043	$39,543	$17,851
Portfolio turnover rate(d)	40	%(b)	66%	103%	93%	73%	182%

(a)           Per share net investment income (loss) has been calculated using the average daily shares method.

(b)          Not annualized for periods less than one year.

(c)           Annualized for periods less than one year.

(d)          Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

230 :: ProFund VP Financials :: Financial Statements

Investment Objective: The ProFund VP Financials seeks investment results that, before fees and expenses, correspond to the performance of the Dow Jones U.S. Financials Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2017

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
JPMorgan Chase & Co.	6.8%
Berkshire Hathaway, Inc.	6.8%
Wells Fargo & Co.	5.3%
Bank of America Corp.	5.1%
Citigroup, Inc.	3.9%

Dow Jones U.S. Financials Index — Composition

% of Index
Banks	33%
Diversified Financials	26%
Real Estate	20%
Insurance	15%
Software & Services	6%

Schedule of Portfolio Investments (unaudited)

Common Stocks (100.0%)

	Shares	Value
Acadia Realty Trust (Equity Real Estate Investment Trusts)	739	$20,544
Affiliated Managers Group, Inc. (Capital Markets)	491	81,437
Aflac, Inc. (Insurance)	3,456	268,462
AGNC Investment Corp. (Mortgage Real Estate Investment Trusts)	3,096	65,915
Alexander & Baldwin, Inc. (Real Estate Management & Development)	402	16,635
Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts)	793	95,533
Alleghany Corp.* (Insurance)	132	78,514
Allied World Assurance Company Holdings, A.G. (Insurance)	761	40,257
Ally Financial, Inc. (Consumer Finance)	3,996	83,516
American Campus Communities, Inc. (Equity Real Estate Investment Trusts)	1,167	55,199
American Express Co. (Consumer Finance)	6,533	550,340
American Financial Group, Inc. (Insurance)	643	63,895
American Homes 4 Rent—Class A (Equity Real Estate Investment Trusts)	2,045	46,156
American International Group, Inc. (Insurance)	7,654	478,528
American Tower Corp. (Equity Real Estate Investment Trusts)	3,698	489,320
Ameriprise Financial, Inc. (Capital Markets)	1,325	168,659
AmTrust Financial Services, Inc. (Insurance)	936	14,171
Annaly Capital Management, Inc. (Mortgage Real Estate Investment Trusts)	8,867	106,848
Aon PLC (Insurance)	2,283	303,525
Apartment Investment & Management Co.— Class A (Equity Real Estate Investment Trusts)	1,365	58,654
Apple Hospitality REIT, Inc. (Equity Real Estate Investment Trusts)	1,356	25,371
Arch Capital Group, Ltd.* (Insurance)	1,133	105,698
Arthur J. Gallagher & Co. (Insurance)	1,563	89,482
Aspen Insurance Holdings, Ltd. (Insurance)	520	25,922
Associated Banc-Corp. (Banks)	1,323	33,340
Assurant, Inc. (Insurance)	475	49,253
Assured Guaranty, Ltd. (Insurance)	1,062	44,328
AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts)	1,199	230,412
Axis Capital Holdings, Ltd. (Insurance)	737	47,654
BancorpSouth, Inc. (Banks)	725	22,113
Bank of America Corp. (Banks)	86,621	2,101,426
Bank of Hawaii Corp. (Banks)	366	30,367
Bank of the Ozarks, Inc. (Banks)	1,059	49,635
BankUnited, Inc. (Banks)	927	31,249
BB&T Corp. (Banks)	7,064	320,776
Berkshire Hathaway, Inc.*—Class B (Diversified Financial Services)	16,531	2,799,855
BlackRock, Inc.—Class A (Capital Markets)	1,058	446,910
Blackstone Mortgage Trust, Inc.—Class A (Mortgage Real Estate Investment Trusts)	825	26,070
BOK Financial Corp. (Banks)	179	15,059
Boston Properties, Inc. (Equity Real Estate Investment Trusts)	1,337	164,478
Brandywine Realty Trust (Equity Real Estate Investment Trusts)	1,527	26,768
Brixmor Property Group, Inc. (Equity Real Estate Investment Trusts)	2,284	40,838
Brown & Brown, Inc. (Insurance)	1,005	43,285
Camden Property Trust (Equity Real Estate Investment Trusts)	763	65,244
Capital One Financial Corp. (Consumer Finance)	4,207	347,582
Capitol Federal Financial, Inc. (Thrifts & Mortgage Finance)	1,108	15,745
Care Capital Properties, Inc. (Equity Real Estate Investment Trusts)	733	19,571
Cathay General Bancorp, Inc. (Banks)	656	24,895
CBL & Associates Properties, Inc. (Equity Real Estate Investment Trusts)	1,491	12,569
CBOE Holdings, Inc. (Capital Markets)	800	73,120
CBRE Group, Inc.*—Class A (Real Estate Management & Development)	2,620	95,368
Chimera Investment Corp. (Mortgage Real Estate Investment Trusts)	1,553	28,932
Chubb, Ltd. (Insurance)	4,063	590,680
Cincinnati Financial Corp. (Insurance)	1,302	94,330
CIT Group, Inc. (Banks)	1,259	61,313
Citigroup, Inc. (Banks)	23,964	1,602,713
Citizens Financial Group, Inc. (Banks)	4,408	157,277
CME Group, Inc. (Capital Markets)	2,955	370,084
CNO Financial Group, Inc. (Insurance)	1,493	31,174
Colony NorthStar, Inc.—Class A (Equity Real Estate Investment Trusts)	4,792	67,519
Columbia Property Trust, Inc. (Equity Real Estate Investment Trusts)	1,068	23,902

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Financials :: 231

Common Stocks, continued

	Shares	Value
Comerica, Inc. (Banks)	1,541	$112,863
Commerce Bancshares, Inc. (Banks)	761	43,248
Corecivic, Inc. (Equity Real Estate Investment Trusts)	1,031	28,435
CoreSite Realty Corp. (Equity Real Estate Investment Trusts)	293	30,334
Corporate Office Properties Trust (Equity Real Estate Investment Trusts)	864	30,266
Cousins Properties, Inc. (Equity Real Estate Investment Trusts)	3,645	32,040
Crown Castle International Corp. (Equity Real Estate Investment Trusts)	3,186	319,173
CubeSmart (Equity Real Estate Investment Trusts)	1,569	37,719
Cullen/Frost Bankers, Inc. (Banks)	494	46,392
CyrusOne, Inc. (Equity Real Estate Investment Trusts)	682	38,022
CYS Investments, Inc. (Mortgage Real Estate Investment Trusts)	1,318	11,084
DCT Industrial Trust, Inc. (Equity Real Estate Investment Trusts)	800	42,752
DDR Corp. (Equity Real Estate Investment Trusts)	2,686	24,362
DiamondRock Hospitality Co. (Equity Real Estate Investment Trusts)	1,740	19,053
Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,388	156,775
Discover Financial Services (Consumer Finance)	3,308	205,725
Donnelley Financial Solutions, Inc.* (Capital Markets)	280	6,429
Douglas Emmett, Inc. (Equity Real Estate Investment Trusts)	1,277	48,794
Duke Realty Corp. (Equity Real Estate Investment Trusts)	3,097	86,561
DuPont Fabros Technology, Inc. (Equity Real Estate Investment Trusts)	680	41,589
E*TRADE Financial Corp.* (Capital Markets)	2,391	90,930
East West Bancorp, Inc. (Banks)	1,256	73,576
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts)	291	24,386
Eaton Vance Corp. (Capital Markets)	1,004	47,509
Education Realty Trust, Inc. (Equity Real Estate Investment Trusts)	640	24,800
EPR Properties (Equity Real Estate Investment Trusts)	555	39,888
Equinix, Inc. (Equity Real Estate Investment Trusts)	680	291,829
Equity Commonwealth* (Equity Real Estate Investment Trusts)	1,082	34,191
Equity LifeStyle Properties, Inc. (Equity Real Estate Investment Trusts)	712	61,474
Equity Residential (Equity Real Estate Investment Trusts)	3,195	210,327
Erie Indemnity Co.—Class A (Insurance)	158	19,761
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)	568	146,129
Everest Re Group, Ltd. (Insurance)	352	89,616
Extra Space Storage, Inc. (Equity Real Estate Investment Trusts)	1,098	85,644
F.N.B. Corp. (Banks)	2,812	39,818
FactSet Research Systems, Inc. (Capital Markets)	338	56,169
Federal Realty Investment Trust (Equity Real Estate Investment Trusts)	632	79,878
Federated Investors, Inc.—Class B (Capital Markets)	807	22,798
Fifth Third Bancorp (Banks)	6,528	169,467
Financial Engines, Inc. (Capital Markets)	502	18,373
First American Financial Corp. (Insurance)	957	42,768
First Financial Bankshares, Inc. (Banks)	572	25,282
First Horizon National Corp. (Banks)	2,034	35,439
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,024	29,307
First Republic Bank (Banks)	1,340	134,134
FNF Group (Insurance)	2,367	106,113
Forest City Realty Trust, Inc.—Class A (Equity Real Estate Investment Trusts)	1,905	46,044
Four Corners Property Trust, Inc. (Equity Real Estate Investment Trusts)	520	13,057
Franklin Resources, Inc. (Capital Markets)	2,978	133,385
Fulton Financial Corp. (Banks)	1,523	28,937
Gaming & Leisure Properties, Inc. (Equity Real Estate Investment Trusts)	1,701	64,077
Genworth Financial, Inc.*—Class A (Insurance)	4,343	16,373
GGP, Inc. (Equity Real Estate Investment Trusts)	5,072	119,496
Glacier Bancorp, Inc. (Banks)	669	24,492
Gramercy Property Trust, Inc. (Equity Real Estate Investment Trusts)	1,320	39,217
Hancock Holding Co. (Banks)	737	36,113
Hartford Financial Services Group, Inc. (Insurance)	3,197	168,066
HCP, Inc. (Equity Real Estate Investment Trusts)	4,077	130,301
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,017	34,731
Healthcare Trust of America, Inc.—Class A (Equity Real Estate Investment Trusts)	1,664	51,767
Highwoods Properties, Inc. (Equity Real Estate Investment Trusts)	886	44,929
Hospitality Properties Trust (Equity Real Estate Investment Trusts)	1,433	41,772
Host Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	6,438	117,622
Hudson Pacific Properties, Inc. (Equity Real Estate Investment Trusts)	1,355	46,327
Huntington Bancshares, Inc. (Banks)	9,464	127,953
IBERIABANK Corp. (Banks)	443	36,105
Intercontinental Exchange, Inc. (Capital Markets)	5,154	339,752
International Bancshares Corp. (Banks)	504	17,665
Invesco Mortgage Capital, Inc. (Mortgage Real Estate Investment Trusts)	968	16,175
Invesco, Ltd. (Capital Markets)	3,542	124,643
Investors Bancorp, Inc. (Banks)	2,703	36,112
Iron Mountain, Inc. (Equity Real Estate Investment Trusts)	2,135	73,359
Janus Henderson Group PLC* (Capital Markets)	1,570	51,983
Jones Lang LaSalle, Inc. (Real Estate Management & Development)	388	48,500
JPMorgan Chase & Co. (Banks)	30,921	2,826,180
Kemper Corp. (Insurance)	424	16,366
KeyCorp (Banks)	9,542	178,817
Kilroy Realty Corp. (Equity Real Estate Investment Trusts)	854	64,178
Kimco Realty Corp. (Equity Real Estate Investment Trusts)	3,704	67,968
Kite Realty Group Trust (Equity Real Estate Investment Trusts)	729	13,800
Lamar Advertising Co.—Class A (Equity Real Estate Investment Trusts)	728	53,559

See accompanying notes to financial statements.

232 :: ProFund VP Financials :: Financial Statements

Common Stocks, continued

	Shares	Value
LaSalle Hotel Properties (Equity Real Estate Investment Trusts)	983	$29,293
Lazard, Ltd.—Class A (Capital Markets)	1,131	52,399
Legg Mason, Inc. (Capital Markets)	744	28,391
LendingClub Corp.* (Consumer Finance)	2,846	15,681
Lexington Realty Trust (Equity Real Estate Investment Trusts)	1,885	18,680
Liberty Property Trust (Equity Real Estate Investment Trusts)	1,280	52,109
Life Storage, Inc. (Equity Real Estate Investment Trusts)	405	30,011
Lincoln National Corp. (Insurance)	1,953	131,984
Loews Corp. (Insurance)	2,403	112,484
LPL Financial Holdings, Inc. (Capital Markets)	701	29,764
M&T Bank Corp. (Banks)	1,337	216,527
Mack-Cali Realty Corp. (Equity Real Estate Investment Trusts)	782	21,223
Markel Corp.* (Insurance)	120	117,103
MarketAxess Holdings, Inc. (Capital Markets)	322	64,754
Marsh & McLennan Cos., Inc. (Insurance)	4,484	349,573
MasterCard, Inc.—Class A (IT Services)	8,162	991,275
MB Financial, Inc. (Banks)	623	27,437
Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts)	3,168	40,772
Mercury General Corp. (Insurance)	313	16,902
MetLife, Inc. (Insurance)	9,407	516,821
MFA Financial, Inc. (Mortgage Real Estate Investment Trusts)	3,452	28,962
MGIC Investment Corp.* (Thrifts & Mortgage Finance)	3,225	36,120
Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts)	986	103,905
Moody’s Corp. (Capital Markets)	1,451	176,558
Morgan Stanley (Capital Markets)	12,397	552,409
MSCI, Inc.—Class A (Capital Markets)	788	81,156
National Health Investors, Inc. (Equity Real Estate Investment Trusts)	351	27,799
National Retail Properties, Inc. (Equity Real Estate Investment Trusts)	1,296	50,674
Navient Corp. (Consumer Finance)	2,478	41,259
New Residential Investment Corp. (Mortgage Real Estate Investment Trusts)	2,677	41,654
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)	4,259	55,920
Northern Trust Corp. (Capital Markets)	1,880	182,755
Old Republic International Corp. (Insurance)	2,131	41,618
Omega Healthcare Investors, Inc. (Equity Real Estate Investment Trusts)	1,711	56,497
Outfront Media, Inc. (Equity Real Estate Investment Trusts)	1,206	27,883
PacWest Bancorp (Banks)	1,046	48,848
Paramount Group, Inc. (Equity Real Estate Investment Trusts)	1,591	25,456
Park Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	1,252	33,754
Parkway, Inc. (Equity Real Estate Investment Trusts)	366	8,378
Pebblebrook Hotel Trust (Equity Real Estate Investment Trusts)	609	19,634
People’s United Financial, Inc. (Banks)	2,994	52,874
Physicians Realty Trust (Equity Real Estate Investment Trusts)	1,334	26,867
Piedmont Office Realty Trust, Inc.—Class A (Equity Real Estate Investment Trusts)	1,264	26,645
PNC Financial Services Group, Inc. (Banks)	4,215	526,327
Popular, Inc. (Banks)	886	36,955
Potlatch Corp. (Equity Real Estate Investment Trusts)	348	15,904
PRA Group, Inc.* (Consumer Finance)	403	15,274
Primerica, Inc. (Insurance)	390	29,543
Principal Financial Group, Inc. (Insurance)	2,334	149,539
ProAssurance Corp. (Insurance)	464	28,211
Prologis, Inc. (Equity Real Estate Investment Trusts)	4,619	270,858
Prosperity Bancshares, Inc. (Banks)	608	39,058
Prudential Financial, Inc. (Insurance)	3,732	403,578
Public Storage (Equity Real Estate Investment Trusts)	1,299	270,880
Quality Care Properties* (Equity Real Estate Investment Trusts)	814	14,904
Radian Group, Inc. (Thrifts & Mortgage Finance)	1,874	30,640
Raymond James Financial, Inc. (Capital Markets)	1,117	89,606
Rayonier, Inc. (Equity Real Estate Investment Trusts)	1,123	32,309
Realogy Holdings Corp. (Real Estate Management & Development)	1,201	38,972
Realty Income Corp. (Equity Real Estate Investment Trusts)	2,377	131,163
Regency Centers Corp. (Equity Real Estate Investment Trusts)	1,272	79,678
Regions Financial Corp. (Banks)	10,462	153,164
Reinsurance Group of America, Inc. (Insurance)	558	71,642
RenaissanceRe Holdings, Ltd. (Insurance)	348	48,389
Retail Properties of America, Inc. (Equity Real Estate Investment Trusts)	2,061	25,165
RLI Corp. (Insurance)	328	17,915
RLJ Lodging Trust (Equity Real Estate Investment Trusts)	1,087	21,599
Ryman Hospitality Properties, Inc. (Equity Real Estate Investment Trusts)	444	28,420
S&P Global, Inc. (Capital Markets)	2,246	327,894
SBA Communications Corp.* (Equity Real Estate Investment Trusts)	1,058	142,724
SEI Investments Co. (Capital Markets)	1,161	62,439
Senior Housing Properties Trust (Equity Real Estate Investment Trusts)	2,066	42,229
Signature Bank* (Banks)	466	66,885
Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	2,718	439,664
SL Green Realty Corp. (Equity Real Estate Investment Trusts)	885	93,633
SLM Corp.* (Consumer Finance)	3,750	43,125
Spirit Realty Capital, Inc. (Equity Real Estate Investment Trusts)	4,216	31,241
Starwood Property Trust, Inc. (Mortgage Real Estate Investment Trusts)	2,268	50,781
State Street Corp. (Capital Markets)	3,080	276,368
Stifel Financial Corp.* (Capital Markets)	593	27,266
STORE Capital Corp. (Equity Real Estate Investment Trusts)	1,493	33,518
Sun Communities, Inc. (Equity Real Estate Investment Trusts)	619	54,280
Sunstone Hotel Investors, Inc. (Equity Real Estate Investment Trusts)	1,920	30,950
SunTrust Banks, Inc. (Banks)	4,211	238,848
SVB Financial Group* (Banks)	456	80,160
Synchrony Financial (Consumer Finance)	6,705	199,943
Synovus Financial Corp. (Banks)	1,067	47,204
T. Rowe Price Group, Inc. (Capital Markets)	2,098	155,693

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Financials :: 233

Common Stocks, continued

	Shares	Value
Tanger Factory Outlet Centers, Inc. (Equity Real Estate Investment Trusts)	839	$21,797
Taubman Centers, Inc. (Equity Real Estate Investment Trusts)	526	31,323
TCF Financial Corp. (Banks)	1,492	23,782
TD Ameritrade Holding Corp. (Capital Markets)	2,112	90,795
Texas Capital Bancshares, Inc.* (Banks)	431	33,359
The Allstate Corp. (Insurance)	3,173	280,620
The Bank of New York Mellon Corp. (Capital Markets)	9,053	461,884
The Charles Schwab Corp. (Capital Markets)	10,587	454,818
The GEO Group, Inc. (Equity Real Estate Investment Trusts)	1,086	32,113
The Goldman Sachs Group, Inc. (Capital Markets)	3,186	706,972
The Hanover Insurance Group, Inc. (Insurance)	366	32,439
The Howard Hughes Corp.* (Real Estate Management & Development)	311	38,203
The Macerich Co. (Equity Real Estate Investment Trusts)	1,039	60,324
The NASDAQ OMX Group, Inc. (Capital Markets)	990	70,775
The Progressive Corp. (Insurance)	5,058	223,007
The St Joe Co.* (Real Estate Management & Development)	629	11,794
The Travelers Cos., Inc. (Insurance)	2,431	307,594
The Western Union Co. (IT Services)	4,101	78,124
Torchmark Corp. (Insurance)	944	72,216
Trustmark Corp. (Banks)	587	18,878
Two Harbors Investment Corp. (Mortgage Real Estate Investment Trusts)	3,040	30,126
U.S. Bancorp (Banks)	13,785	715,718
UDR, Inc. (Equity Real Estate Investment Trusts)	2,328	90,722
UMB Financial Corp. (Banks)	376	28,147
Umpqua Holdings Corp. (Banks)	1,920	35,251
United Bankshares, Inc. (Banks)	911	35,711
Uniti Group, Inc. (Equity Real Estate Investment Trusts)	1,372	34,492
Unum Group (Insurance)	1,986	92,607
Urban Edge Properties (Equity Real Estate Investment Trusts)	860	20,408
Validus Holdings, Ltd. (Insurance)	691	35,911
Valley National Bancorp (Banks)	2,298	27,139
Ventas, Inc. (Equity Real Estate Investment Trusts)	3,090	214,693
VEREIT, Inc. (Equity Real Estate Investment Trusts)	8,478	69,011
Visa, Inc.—Class A (IT Services)	16,068	1,506,857
Vornado Realty Trust (Equity Real Estate Investment Trusts)	1,501	140,944
Voya Financial, Inc. (Diversified Financial Services)	1,618	59,688
W.R. Berkley Corp. (Insurance)	843	58,310
Waddell & Reed Financial, Inc.—Class A (Capital Markets)	729	13,764
Washington Federal, Inc. (Thrifts & Mortgage Finance)	779	25,863
Washington Prime Group, Inc. (Equity Real Estate Investment Trusts)	1,613	13,501
Washington Real Estate Investment Trust (Equity Real Estate Investment Trusts)	671	21,405
Webster Financial Corp. (Banks)	802	41,880
Weingarten Realty Investors (Equity Real Estate Investment Trusts)	1,031	31,033
Wells Fargo & Co. (Banks)	39,147	2,169,136
Welltower, Inc. (Equity Real Estate Investment Trusts)	3,187	238,547
Western Alliance Bancorp* (Banks)	825	40,590
Weyerhaeuser Co. (Equity Real Estate Investment Trusts)	6,537	218,990
White Mountains Insurance Group, Ltd. (Insurance)	39	33,877
Willis Towers Watson PLC (Insurance)	1,108	161,170
Wintrust Financial Corp. (Banks)	483	36,921
WP Carey, Inc. (Equity Real Estate Investment Trusts)	925	61,059
Xenia Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	927	17,956
XL Group, Ltd. (Insurance)	2,278	99,776
Zions Bancorp (Banks)	1,762	77,369
TOTAL COMMON STOCKS (Cost $19,805,458)		41,324,193

Repurchase Agreements(a) (0.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.97%—1.05%, dated 6/30/17, due 7/3/17, total to be received $313,026	$313,000	$313,000
TOTAL REPURCHASE AGREEMENTS (Cost $313,000)		313,000
TOTAL INVESTMENT SECURITIES (Cost $20,118,458)—100.8%		41,637,193
Net other assets (liabilities)—(0.8)%		(346,614)
NET ASSETS—100.0%		$41,290,579

*                 Non-income producing security.

(a)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ProFund VP Financials invested in the following industries as of June 30, 2017:

	Value	% of Net Assets
Banks	$13,260,924	32.1%
Capital Markets	5,938,641	14.4%
Consumer Finance	1,502,445	3.6%
Diversified Financial Services	2,859,543	6.9%
Equity Real Estate Investment Trusts	8,105,027	19.6%
Insurance	6,261,050	15.2%
IT Services	2,576,256	6.2%
Mortgage Real Estate Investment Trusts	406,547	1.0%
Real Estate Management & Development	249,472	0.6%
Thrifts & Mortgage Finance	164,288	0.4%
Other**	(33,614)	NM
Total	$41,290,579	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM         Not meaningful, amount is less than 0.05%

See accompanying notes to financial statements.

234 :: ProFund VP Financials :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2017

ASSETS:
Total Investment Securities, at cost	$20,118,458
Securities, at value	41,324,193
Repurchase agreements, at value	313,000
Total Investment Securities, at value	41,637,193
Dividends and interest receivable	57,215
Receivable for capital shares issued	317,625
Receivable for investments sold	25,754
Prepaid expenses	609
TOTAL ASSETS	42,038,396
LIABILITIES:
Payable for investments purchased	607,310
Payable for capital shares redeemed	1,704
Cash overdraft	22,514
Advisory fees payable	24,492
Management services fees payable	3,266
Administration fees payable	1,169
Administrative services fees payable	16,838
Distribution fees payable	17,694
Transfer agency fees payable	1,835
Fund accounting fees payable	1,429
Compliance services fees payable	407
Other accrued expenses	49,159
TOTAL LIABILITIES	747,817
NET ASSETS	$41,290,579
NET ASSETS CONSIST OF:
Capital	$32,971,773
Accumulated net investment income (loss)	284,971
Accumulated net realized gains (losses) on investments	(13,484,900)
Net unrealized appreciation (depreciation) on investments	21,518,735
NET ASSETS	$41,290,579
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,092,621
Net Asset Value (offering and redemption price per share)	$37.79

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2017

INVESTMENT INCOME:
Dividends	$489,722
Interest	245
TOTAL INVESTMENT INCOME	489,967
EXPENSES:
Advisory fees	165,868
Management services fees	22,116
Administration fees	8,930
Transfer agency fees	12,850
Administrative services fees	59,265
Distribution fees	55,289
Custody fees	4,416
Fund accounting fees	11,263
Trustee fees	710
Compliance services fees	250
Other fees	38,013
Total Gross Expenses before reductions	378,970
Expenses reduced and reimbursed by the Advisor	(7,426)
TOTAL NET EXPENSES	371,544
NET INVESTMENT INCOME (LOSS)	118,423
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	54,350
Change in net unrealized appreciation/depreciation on investments	2,204,221
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	2,258,571
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$2,376,994

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Financials :: 235

Statements of Changes in Net Assets

	Six Months Ended June 30, 2017 (unaudited)	Year Ended December 31, 2016
FROM INVESTMENT ACTIVITES:
OPERATIONS:
Net investment income (loss)	$118,423	$166,544
Net realized gains (losses) on investments	54,350	1,940,047
Change in net unrealized appreciation/depreciation on investments	2,204,221	1,350,257
Change in net assets resulting from operations	2,376,994	3,456,848
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	(105,552)
Change in net assets resulting from distributions	—	(105,552)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	14,958,709	40,924,135
Distributions reinvested	—	105,552
Value of shares redeemed	(22,169,657)	(41,199,999)
Change in net assets resulting from capital transactions	(7,210,948)	(170,312)
Change in net assets	(4,833,954)	3,180,984
NET ASSETS:
Beginning of period	46,124,533	42,943,549
End of period	$41,290,579	$46,124,533
Accumulated net investment income (loss)	$284,971	$166,548
SHARE TRANSACTIONS:
Issued	405,561	1,270,436
Reinvested	—	3,276
Redeemed	(609,775)	(1,364,181)
Change in shares	(204,214)	(90,469)

See accompanying notes to financial statements.

236 :: ProFund VP Financials :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2017 (unaudited)		Year Ended Dec. 31, 2016	Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012
Net Asset Value, Beginning of Period	$35.57		$30.95	$31.53	$27.98	$21.27	$17.07
Investment Activities:
Net investment income (loss)(a)	0.10		0.17	0.09	0.08	0.05	0.11
Net realized and unrealized gains (losses) on investments	2.12		4.56	(0.56)	3.53	6.76	4.11
Total income (loss) from investment activities	2.22		4.73	(0.47)	3.61	6.81	4.22
Distributions to Shareholders From:
Net investment income	—		(0.11)	(0.11)	(0.06)	(0.10)	(0.02)
Net Asset Value, End of Period	$37.79		$35.57	$30.95	$31.53	$27.98	$21.27
Total Return	6.24	%(b)	15.32%	(1.49)%	12.92%	32.08%	24.73%
Ratios to Average Net Assets:
Gross expenses(c)	1.71%		1.71%	1.74%	1.73%	1.78%	1.91%
Net expenses(c)	1.68%		1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(c)	0.54%		0.56%	0.27%	0.27%	0.19%	0.55%
Supplemental Data:
Net assets, end of period (000’s)	$41,291		$46,125	$42,944	$43,220	$43,913	$25,337
Portfolio turnover rate(d)	23	%(b)	98%	97%	49%	72%	124%

(a)           Per share net investment income (loss) has been calculated using the average daily shares method.

(b)          Not annualized for periods less than one year.

(c)           Annualized for periods less than one year.

(d)          Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Health Care :: 237

Investment Objective: The ProFund VP Health Care seeks investment results that, before fees and expenses, correspond to the performance of the Dow Jones U.S. Health Care Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2017

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Johnson & Johnson	11.3%
Pfizer, Inc.	6.4%
UnitedHealth Group, Inc.	5.7%
Merck & Co., Inc.	5.6%
Amgen, Inc.	4.0%

Dow Jones U.S. Health Care Index — Composition

% of Index
Pharmaceuticals	34%
Biotechnology	23%
Health Care Equipment & Supplies	21%
Health Care Providers & Services	17%
Life Sciences Tools & Services	5%

Schedule of Portfolio Investments (unaudited)

Common Stocks (99.8%)

	Shares	Value
Abbott Laboratories (Health Care Equipment & Supplies)	29,508	$1,434,383
AbbVie, Inc. (Biotechnology)	27,063	1,962,338
ABIOMED, Inc.* (Health Care Equipment & Supplies)	692	99,164
Acadia Healthcare Co., Inc.* (Health Care Providers & Services)	1,298	64,095
ACADIA Pharmaceuticals, Inc.* (Biotechnology)	1,618	45,126
Aetna, Inc. (Health Care Providers & Services)	5,639	856,169
Agios Pharmaceuticals, Inc.* (Biotechnology)	712	36,632
Akorn, Inc.* (Pharmaceuticals)	1,483	49,740
Alere, Inc.* (Health Care Equipment & Supplies)	1,480	74,281
Alexion Pharmaceuticals, Inc.* (Biotechnology)	3,817	464,414
Align Technology, Inc.* (Health Care Equipment & Supplies)	1,283	192,604
Alkermes PLC* (Biotechnology)	2,603	150,896
Allergan PLC (Pharmaceuticals)	5,713	1,388,773
Alnylam Pharmaceuticals, Inc.* (Biotechnology)	1,378	109,909
Amgen, Inc. (Biotechnology)	12,515	2,155,458
Anthem, Inc. (Health Care Providers & Services)	4,507	847,902
AquaBounty Technologies, Inc.* (Biotechnology)	33	264
Bard (C.R.), Inc. (Health Care Equipment & Supplies)	1,231	389,131
Baxter International, Inc. (Health Care Equipment & Supplies)	8,294	502,119
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	3,868	754,685
Biogen, Inc.* (Biotechnology)	3,633	985,851
BioMarin Pharmaceutical, Inc.* (Biotechnology)	2,969	269,645
Bio-Rad Laboratories, Inc.*—Class A (Life Sciences Tools & Services)	353	79,887
Bio-Techne Corp. (Life Sciences Tools & Services)	635	74,613
Bioverativ, Inc.* (Biotechnology)	1,839	110,653
Bluebird Bio, Inc.* (Biotechnology)	695	73,010
Boston Scientific Corp.* (Health Care Equipment & Supplies)	23,287	645,516
Bristol-Myers Squibb Co. (Pharmaceuticals)	28,013	1,560,884
Brookdale Senior Living, Inc.* (Health Care Providers & Services)	3,165	46,557
Bruker Corp. (Life Sciences Tools & Services)	1,796	51,797
Catalent, Inc.* (Pharmaceuticals)	2,125	74,588
Celgene Corp.* (Biotechnology)	13,277	1,724,284
Centene Corp.* (Health Care Providers & Services)	2,931	234,128
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	812	82,134
Cigna Corp. (Health Care Providers & Services)	4,353	728,649
Community Health Systems, Inc.* (Health Care Providers & Services)	1,949	19,412
Danaher Corp. (Health Care Equipment & Supplies)	10,388	876,642
DaVita HealthCare Partners, Inc.* (Health Care Providers & Services)	2,649	171,549
Dentsply Sirona, Inc. (Health Care Equipment & Supplies)	3,899	252,811
DexCom, Inc.* (Health Care Equipment & Supplies)	1,470	107,531
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	3,569	421,999
Eli Lilly & Co. (Pharmaceuticals)	16,512	1,358,938
Endo International PLC* (Pharmaceuticals)	3,377	37,721
Envision Healthcare Corp.* (Health Care Providers & Services)	1,995	125,027
Express Scripts Holding Co.* (Health Care Providers & Services)	10,093	644,337
Gilead Sciences, Inc. (Biotechnology)	22,219	1,572,661
Haemonetics Corp.* (Health Care Equipment & Supplies)	893	35,265
Halyard Health, Inc.* (Health Care Equipment & Supplies)	795	31,228
HCA Holdings, Inc.* (Health Care Providers & Services)	4,867	424,402
Healthcare Services Group, Inc. (Commercial Services & Supplies)	1,241	58,116

See accompanying notes to financial statements.

238 :: ProFund VP Health Care :: Financial Statements

Common Stocks, continued

	Shares	Value
HealthSouth Corp. (Health Care Providers & Services)	1,523	$73,713
Henry Schein, Inc.* (Health Care Providers & Services)	1,347	246,528
Hill-Rom Holdings, Inc. (Health Care Equipment & Supplies)	1,016	80,884
Hologic, Inc.* (Health Care Equipment & Supplies)	4,760	216,009
Horizon Pharma PLC* (Pharmaceuticals)	2,767	32,844
Humana, Inc. (Health Care Providers & Services)	2,454	590,481
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	1,499	241,969
Illumina, Inc.* (Life Sciences Tools & Services)	2,482	430,677
Impax Laboratories, Inc.* (Pharmaceuticals)	1,253	20,173
Incyte Corp.* (Biotechnology)	2,889	363,754
Intercept Pharmaceuticals, Inc.* (Biotechnology)	307	37,168
Intrexon Corp.* (Biotechnology)	1,036	24,957
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	626	585,542
Ionis Pharmaceuticals, Inc.* (Biotechnology)	2,109	107,285
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	1,019	158,455
Johnson & Johnson (Pharmaceuticals)	45,808	6,059,939
Juno Therapeutics, Inc.* (Biotechnology)	1,297	38,767
Kite Pharma, Inc.* (Biotechnology)	858	88,949
Laboratory Corp. of America Holdings* (Health Care Providers & Services)	1,741	268,358
LifePoint Health, Inc.* (Health Care Providers & Services)	685	45,998
Ligand Pharmaceuticals, Inc.*—Class B (Biotechnology)	324	39,334
Magellan Health, Inc.* (Health Care Providers & Services)	402	29,306
Mallinckrodt PLC* (Pharmaceuticals)	1,687	75,594
MEDNAX, Inc.* (Health Care Providers & Services)	1,581	95,445
Medtronic PLC (Health Care Equipment & Supplies)	23,278	2,065,922
Merck & Co., Inc. (Pharmaceuticals)	46,509	2,980,762
Molina Healthcare, Inc.* (Health Care Providers & Services)	726	50,225
Mylan N.V.* (Pharmaceuticals)	7,836	304,194
Myriad Genetics, Inc.* (Biotechnology)	1,159	29,949
Neurocrine Biosciences, Inc.* (Biotechnology)	1,498	68,908
Novavax, Inc.* (Biotechnology)	4,807	5,528
NuVasive, Inc.* (Health Care Equipment & Supplies)	862	66,305
OPKO Health, Inc.* (Biotechnology)	6,182	40,678
Owens & Minor, Inc. (Health Care Providers & Services)	1,039	33,445
Pacira Pharmaceuticals, Inc.* (Pharmaceuticals)	681	32,484
PAREXEL International Corp.* (Life Sciences Tools & Services)	864	75,090
Patterson Cos., Inc. (Health Care Providers & Services)	1,389	65,214
Perrigo Co. PLC (Pharmaceuticals)	2,438	184,118
Pfizer, Inc. (Pharmaceuticals)	101,485	3,408,881
Portola Pharmaceuticals, Inc.* (Biotechnology)	969	54,429
Prestige Brands Holdings, Inc.* (Pharmaceuticals)	901	47,582
Quest Diagnostics, Inc. (Health Care Providers & Services)	2,328	258,780
Quintiles Transnational Holdings, Inc.* (Life Sciences Tools & Services)	2,335	208,983
Radius Health, Inc.* (Biotechnology)	634	28,676
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	1,295	636,026
ResMed, Inc. (Health Care Equipment & Supplies)	2,412	187,822
Seattle Genetics, Inc.* (Biotechnology)	1,649	85,319
STERIS PLC (Health Care Equipment & Supplies)	1,445	117,768
Stryker Corp. (Health Care Equipment & Supplies)	5,275	732,065
Teleflex, Inc. (Health Care Equipment & Supplies)	763	158,521
Tenet Healthcare Corp.* (Health Care Providers & Services)	1,366	26,418
TESARO, Inc.* (Biotechnology)	587	82,098
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	832	199,197
The Medicines Co.* (Pharmaceuticals)	1,227	46,638
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	6,654	1,160,922
Ultragenyx Pharmaceutical, Inc.* (Biotechnology)	661	41,055
United Therapeutics Corp.* (Biotechnology)	764	99,114
UnitedHealth Group, Inc. (Health Care Providers & Services)	16,385	3,038,108
Universal Health Services, Inc.—Class B (Health Care Providers & Services)	1,521	185,684
Varex Imaging Corp.* (Health Care Equipment & Supplies)	638	21,564
Varian Medical Systems, Inc.* (Health Care Equipment & Supplies)	1,563	161,286
Vertex Pharmaceuticals, Inc.* (Biotechnology)	4,236	545,893
Waters Corp.* (Life Sciences Tools & Services)	1,359	249,839
WellCare Health Plans, Inc.* (Health Care Providers & Services)	755	135,568
West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	1,250	118,150
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	3,421	439,256
Zoetis, Inc. (Pharmaceuticals)	8,345	520,561
TOTAL COMMON STOCKS (Cost $18,532,212)		53,409,072

Contingent Right(NM)

Dyax Corp.*+^(a) (Biotechnology)	3,716	4,125
TOTAL CONTINGENT RIGHT (Cost $—)		4,125

Repurchase Agreements(b) (0.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.97%—1.05%, dated 6/30/17, due 7/3/17, total to be received $56,005	$56,000	$56,000
TOTAL REPURCHASE AGREEMENTS (Cost $56,000)		56,000
TOTAL INVESTMENT SECURITIES (Cost $18,588,212)—99.9%		53,469,197
Net other assets (liabilities)—0.1%		50,885
NET ASSETS—100.0%		$53,520,082

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Health Care :: 239

*                 Non-income producing security.

+                 This security was fair valued based on procedures approved by the Board of Trustees. As of June 30, 2017, this security represented less than 0.005% of the net assets of the Fund.

^                  The Advisor has deemed this security to be illiquid. As of June 30, 2017, this security represented less than 0.005% of the net assets of the Fund.

(a)         No explicit expiration date, expiration is subject to contingencies. Rights entitle the Fund to cash if the company receives U.S. Food and Drug Administration approval on a specific medication that is being developed.

(b)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

NM         Not meaningful, amount is less than 0.05%.

ProFund VP Health Care invested in the following industries as of June 30, 2017:

	Value	% of Net Assets
Biotechnology	$12,083,153	22.6%
Commercial Services & Supplies	58,116	0.1%
Health Care Equipment & Supplies	11,209,619	20.9%
Health Care Providers & Services	9,305,498	17.4%
Life Sciences Tools & Services	2,413,942	4.5%
Pharmaceuticals	18,342,869	34.3%
Other**	106,885	0.2%
Total	$53,520,082	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

240 :: ProFund VP Health Care :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2017

ASSETS:
Total Investment Securities, at cost	$18,588,212
Securities, at value	53,413,197
Repurchase agreements, at value	56,000
Total Investment Securities, at value	53,469,197
Cash	937
Dividends and interest receivable	30,741
Receivable for capital shares issued	35,447
Receivable for investments sold	866,222
Prepaid expenses	747
TOTAL ASSETS	54,403,291
LIABILITIES:
Payable for capital shares redeemed	767,964
Advisory fees payable	32,056
Management services fees payable	4,274
Administration fees payable	1,512
Administrative services fees payable	17,750
Distribution fees payable	20,044
Transfer agency fees payable	2,372
Fund accounting fees payable	1,847
Compliance services fees payable	536
Other accrued expenses	34,854
TOTAL LIABILITIES	883,209
NET ASSETS	$53,520,082
NET ASSETS CONSIST OF:
Capital	$17,078,297
Accumulated net investment income (loss)	(5,772)
Accumulated net realized gains (losses) on investments	1,566,572
Net unrealized appreciation (depreciation) on investments	34,880,985
NET ASSETS	$53,520,082
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	720,478
Net Asset Value (offering and redemption price per share)	$74.28

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2017

INVESTMENT INCOME:
Dividends	$421,951
Interest	179
TOTAL INVESTMENT INCOME	422,130
EXPENSES:
Advisory fees	192,215
Management services fees	25,628
Administration fees	9,900
Transfer agency fees	14,226
Administrative services fees	68,711
Distribution fees	64,071
Custody fees	5,449
Fund accounting fees	11,677
Trustee fees	789
Compliance services fees	283
Other fees	28,927
Recoupment of prior expenses reduced by the Advisor	6,026
TOTAL NET EXPENSES	427,902
NET INVESTMENT INCOME (LOSS)	(5,772)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	2,084,333
Change in net unrealized appreciation/depreciation on investments	5,036,963
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	7,121,296
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$7,115,524

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Health Care :: 241

Statements of Changes in Net Assets

	Six Months Ended June 30, 2017 (unaudited)	Year Ended December 31, 2016
FROM INVESTMENT ACTIVITES:
OPERATIONS:
Net investment income (loss)	$(5,772)	$(45,576)
Net realized gains (losses) on investments	2,084,333	6,713,604
Change in net unrealized appreciation/depreciation on investments	5,036,963	(10,698,892)
Change in net assets resulting from operations	7,115,524	(4,030,864)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	15,968,057	26,292,933
Value of shares redeemed	(18,307,870)	(51,360,037)
Change in net assets resulting from capital transactions	(2,339,813)	(25,067,104)
Change in net assets	4,775,711	(29,097,968)
NET ASSETS:
Beginning of period	48,744,371	77,842,339
End of period	$53,520,082	$48,744,371
Accumulated net investment income (loss)	$(5,772)	$—
SHARE TRANSACTIONS:
Issued	225,531	400,367
Redeemed	(262,146)	(803,271)
Change in shares	(36,615)	(402,904)

See accompanying notes to financial statements.

242 :: ProFund VP Health Care :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2017 (unaudited)		Year Ended Dec. 31, 2016	Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012
Net Asset Value, Beginning of Period	$64.38		$67.11	$63.90	$51.71	$37.12	$31.74
Investment Activities:
Net investment income (loss)(a)	(0.01)		(0.05)	(0.15)	(0.08)	0.05	0.19
Net realized and unrealized gains (losses) on investments	9.91		(2.68)	3.36	12.31	14.69	5.32
Total income (loss) from investment activities	9.90		(2.73)	3.21	12.23	14.74	5.51
Distributions to Shareholders From:
Net investment income	—		—	—	(0.04)	(0.15)	(0.13)
Net Asset Value, End of Period	$74.28		$64.38	$67.11	$63.90	$51.71	$37.12
Total Return	15.36	%(b)	(4.05)%	5.02%	23.67%	39.78%	17.41%
Ratios to Average Net Assets:
Gross expenses(c)	1.67%		1.68%	1.69%	1.69%	1.72%	1.81%
Net expenses(c)	1.67%		1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(c)	(0.02)%		(0.08)%	(0.22)%	(0.14)%	0.10%	0.54%
Supplemental Data:
Net assets, end of period (000’s)	$53,520		$48,744	$77,842	$84,601	$58,038	$33,304
Portfolio turnover rate(d)	21	%(b)	24%	47%	47%	62%	85%

(a)           Per share net investment income (loss) has been calculated using the average daily shares method.

(b)          Not annualized for periods less than one year.

(c)           Annualized for periods less than one year.

(d)          Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Industrials :: 243

Investment Objective: The ProFund VP Industrials seeks investment results that, before fees and expenses, correspond to the performance of the Dow Jones U.S. Industrials Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2017

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
General Electric Co.	7.8%
3M Co.	4.1%
The Boeing Co.	3.7%
Honeywell International, Inc.	3.4%
United Technologies Corp.	3.0%

Dow Jones U.S. Industrials Index — Composition

% of Index
Capital Goods	60%
Transportation	13%
Software & Services	12%
Materials	6%
Commercial & Professional Services	4%
Technology Hardware & Equipment	4%
Pharmaceuticals, Biotechnology & Life Sciences	1%

Schedule of Portfolio Investments (unaudited)

Common Stocks (99.7%)

	Shares	Value
3M Co. (Industrial Conglomerates)	4,606	$958,923
A.O. Smith Corp. (Building Products)	1,127	63,484
Accenture PLC—Class A (IT Services)	4,770	589,953
Actuant Corp.—Class A (Machinery)	460	11,316
Acuity Brands, Inc. (Electrical Equipment)	336	68,302
AECOM Technology Corp.* (Construction & Engineering)	1,194	38,602
AGCO Corp. (Machinery)	516	34,773
Agilent Technologies, Inc. (Life Sciences Tools & Services)	2,475	146,793
Air Lease Corp. (Trading Companies & Distributors)	733	27,385
Allegion PLC (Building Products)	728	59,055
Alliance Data Systems Corp. (IT Services)	428	109,863
Allison Transmission Holdings, Inc. (Machinery)	1,164	43,662
AMETEK, Inc. (Electrical Equipment)	1,771	107,269
Amphenol Corp.—Class A (Electronic Equipment, Instruments & Components)	2,358	174,068
Anixter International, Inc.* (Electronic Equipment, Instruments & Components)	228	17,830
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	295	17,420
AptarGroup, Inc. (Containers & Packaging)	482	41,867
Arconic, Inc. (Aerospace & Defense)	3,388	76,738
Armstrong World Industries, Inc.* (Building Products)	366	16,836
Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)	677	53,090
Automatic Data Processing, Inc. (IT Services)	3,441	352,565
Avery Dennison Corp. (Containers & Packaging)	674	59,561
Avnet, Inc. (Electronic Equipment, Instruments & Components)	965	37,519
Ball Corp. (Containers & Packaging)	2,697	113,840
Belden, Inc. (Electronic Equipment, Instruments & Components)	321	24,213
Bemis Co., Inc. (Containers & Packaging)	701	32,421
Berry Plastics Group, Inc.* (Containers & Packaging)	1,001	57,067
Booz Allen Hamilton Holding Corp. (IT Services)	1,132	36,835
Broadridge Financial Solutions, Inc. (IT Services)	906	68,457
BWX Technologies, Inc. (Aerospace & Defense)	758	36,953
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	1,092	74,999
Carlisle Cos., Inc. (Industrial Conglomerates)	499	47,605
Caterpillar, Inc. (Machinery)	4,539	487,760
Chicago Bridge & Iron Co. N.V. (Construction & Engineering)	772	15,232
Cintas Corp. (Commercial Services & Supplies)	657	82,808
Clean Harbors, Inc.* (Commercial Services & Supplies)	399	22,276
Cognex Corp. (Electronic Equipment, Instruments & Components)	659	55,949
Colfax Corp.* (Machinery)	753	29,646
Conduent, Inc.* (IT Services)	1,354	21,583
Convergys Corp. (IT Services)	719	17,098
CoreLogic, Inc.* (IT Services)	659	28,587
CoStar Group, Inc.* (Internet Software & Services)	245	64,582
Covanta Holding Corp. (Commercial Services & Supplies)	1,013	13,372
Crane Co. (Machinery)	387	30,720
Crown Holdings, Inc.* (Containers & Packaging)	1,053	62,822
CSX Corp. (Road & Rail)	7,103	387,539
Cummins, Inc. (Machinery)	1,185	192,230
Curtiss-Wright Corp. (Aerospace & Defense)	337	30,930
Deere & Co. (Machinery)	2,267	280,178
Deluxe Corp. (Commercial Services & Supplies)	371	25,681
DigitalGlobe, Inc.* (Aerospace & Defense)	479	15,951
Donaldson Co., Inc. (Machinery)	1,022	46,542
Dover Corp. (Machinery)	1,194	95,783
Eagle Materials, Inc. (Construction Materials)	371	34,288
Eaton Corp. PLC (Electrical Equipment)	3,440	267,735
EMCOR Group, Inc. (Construction & Engineering)	456	29,813
Emerson Electric Co. (Electrical Equipment)	4,964	295,954
EnerSys (Electrical Equipment)	331	23,981
Equifax, Inc. (Professional Services)	927	127,389
Esterline Technologies Corp.* (Aerospace & Defense)	221	20,951

See accompanying notes to financial statements.

244 :: ProFund VP Industrials :: Financial Statements

Common Stocks, continued

	Shares	Value
Euronet Worldwide, Inc.* (IT Services)	402	$35,123
Expeditors International of Washington, Inc. (Air Freight & Logistics)	1,389	78,451
Fastenal Co. (Trading Companies & Distributors)	2,227	96,942
FedEx Corp. (Air Freight & Logistics)	1,898	412,492
Fidelity National Information Services, Inc. (IT Services)	2,541	217,001
First Data Corp.* (IT Services)	1,537	27,973
Fiserv, Inc.* (IT Services)	1,630	199,414
FleetCor Technologies, Inc.* (IT Services)	704	101,524
FLIR Systems, Inc. (Electronic Equipment, Instruments & Components)	1,056	36,601
Flowserve Corp. (Machinery)	1,010	46,894
Fluor Corp. (Construction & Engineering)	1,083	49,580
Fortive Corp. (Machinery)	2,325	147,289
Fortune Brands Home & Security, Inc. (Building Products)	1,179	76,918
FTI Consulting, Inc.* (Professional Services)	314	10,977
GATX Corp. (Trading Companies & Distributors)	296	19,024
Generac Holdings, Inc.* (Electrical Equipment)	485	17,523
General Dynamics Corp. (Aerospace & Defense)	2,182	432,254
General Electric Co. (Industrial Conglomerates)	67,029	1,810,454
Genesee & Wyoming, Inc.*—Class A (Road & Rail)	475	32,485
Genpact, Ltd. (IT Services)	1,013	28,192
Global Payments, Inc. (IT Services)	1,168	105,494
Graco, Inc. (Machinery)	427	46,663
Graphic Packaging Holding Co. (Containers & Packaging)	2,405	33,141
HD Supply Holdings, Inc.* (Trading Companies & Distributors)	1,545	47,323
HEICO Corp. (Aerospace & Defense)	213	15,302
HEICO Corp.—Class A (Aerospace & Defense)	343	21,283
Hexcel Corp. (Aerospace & Defense)	693	36,583
Hillenbrand, Inc. (Machinery)	486	17,545
Honeywell International, Inc. (Industrial Conglomerates)	5,872	782,679
Hub Group, Inc.*—Class A (Air Freight & Logistics)	251	9,626
Hubbell, Inc. (Electrical Equipment)	392	44,363
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	351	65,342
IDEX Corp. (Machinery)	593	67,015
Illinois Tool Works, Inc. (Machinery)	2,400	343,799
Ingersoll-Rand PLC (Machinery)	1,978	180,769
International Paper Co. (Containers & Packaging)	3,181	180,075
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	284	41,208
Itron, Inc.* (Electronic Equipment, Instruments & Components)	252	17,073
ITT, Inc. (Machinery)	675	27,122
J.B. Hunt Transport Services, Inc. (Road & Rail)	668	61,042
Jabil Circuit, Inc. (Electronic Equipment, Instruments & Components)	1,406	41,041
Jack Henry & Associates, Inc. (IT Services)	603	62,634
Jacobs Engineering Group, Inc. (Construction & Engineering)	929	50,528
Johnson Controls International PLC (Building Products)	7,226	313,319
Kansas City Southern Industries, Inc. (Road & Rail)	814	85,185
KBR, Inc. (Construction & Engineering)	1,110	16,894
Kennametal, Inc. (Machinery)	627	23,462
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	1,425	55,475
Kirby Corp.* (Marine)	415	27,743
KLX, Inc.* (Aerospace & Defense)	397	19,850
L3 Technologies, Inc. (Aerospace & Defense)	605	101,083
Landstar System, Inc. (Road & Rail)	318	27,221
Lennox International, Inc. (Building Products)	290	53,256
Lincoln Electric Holdings, Inc. (Machinery)	477	43,927
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	181	29,865
Lockheed Martin Corp. (Aerospace & Defense)	1,921	533,289
Louisiana-Pacific Corp.* (Paper & Forest Products)	1,107	26,690
LSC Communications, Inc. (Commercial Services & Supplies)	255	5,457
Macquarie Infrastructure Corp. (Transportation Infrastructure)	589	46,178
ManpowerGroup, Inc. (Professional Services)	519	57,946
Martin Marietta Materials, Inc. (Construction Materials)	484	107,729
Masco Corp. (Building Products)	2,456	93,844
MAXIMUS, Inc. (IT Services)	501	31,378
MDU Resources Group, Inc. (Multi-Utilities)	1,510	39,562
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	206	121,239
Moog, Inc.*—Class A (Aerospace & Defense)	241	17,285
MRC Global, Inc.* (Trading Companies & Distributors)	722	11,927
MSA Safety, Inc. (Commercial Services & Supplies)	235	19,075
MSC Industrial Direct Co., Inc.—Class A (Trading Companies & Distributors)	344	29,570
Mueller Industries, Inc. (Machinery)	443	13,489
National Instruments Corp. (Electronic Equipment, Instruments & Components)	816	32,820
NeuStar, Inc.*—Class A (IT Services)	429	14,307
Nordson Corp. (Machinery)	412	49,984
Norfolk Southern Corp. (Road & Rail)	2,231	271,513
Northrop Grumman Corp. (Aerospace & Defense)	1,344	345,018
NOW, Inc.* (Trading Companies & Distributors)	827	13,298
Old Dominion Freight Line, Inc. (Road & Rail)	536	51,049
Orbital ATK, Inc. (Aerospace & Defense)	444	43,672
Oshkosh Corp. (Machinery)	581	40,019
Owens Corning (Building Products)	861	57,618
Owens-Illinois, Inc.* (Containers & Packaging)	1,250	29,900
PACCAR, Inc. (Machinery)	2,706	178,704
Packaging Corp. of America (Containers & Packaging)	719	80,089
Parker-Hannifin Corp. (Machinery)	1,030	164,615
Paychex, Inc. (IT Services)	2,454	139,731
PayPal Holdings, Inc.* (IT Services)	8,607	461,938
Pentair PLC (Machinery)	1,289	85,770
PerkinElmer, Inc. (Life Sciences Tools & Services)	846	57,646
Quanta Services, Inc.* (Construction & Engineering)	1,133	37,298
R. R. Donnelley & Sons Co. (Commercial Services & Supplies)	542	6,797
Raytheon Co. (Aerospace & Defense)	2,242	362,038
Regal Beloit Corp. (Electrical Equipment)	341	27,809
Republic Services, Inc.—Class A (Commercial Services & Supplies)	1,770	112,802
Robert Half International, Inc. (Professional Services)	982	47,067
Rockwell Automation, Inc. (Electrical Equipment)	996	161,312
Rockwell Collins, Inc. (Aerospace & Defense)	1,247	131,035

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Industrials :: 245

Common Stocks, continued

	Shares	Value
Roper Technologies, Inc. (Industrial Conglomerates)	782	$181,056
Ryder System, Inc. (Road & Rail)	411	29,584
Sabre Corp. (IT Services)	1,577	34,331
Sealed Air Corp. (Containers & Packaging)	1,514	67,767
Sensata Technologies Holding N.V.* (Electrical Equipment)	1,317	56,262
Silgan Holdings, Inc. (Containers & Packaging)	582	18,496
Sonoco Products Co. (Containers & Packaging)	761	39,131
Spirit AeroSystems Holdings, Inc.—Class A (Aerospace & Defense)	930	53,884
Stericycle, Inc.* (Commercial Services & Supplies)	664	50,676
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	2,736	215,268
Teledyne Technologies, Inc.* (Aerospace & Defense)	265	33,827
Terex Corp. (Machinery)	746	27,975
Tetra Tech, Inc. (Commercial Services & Supplies)	440	20,130
Textron, Inc. (Aerospace & Defense)	2,055	96,791
The Advisory Board Co.* (Professional Services)	308	15,862
The Boeing Co. (Aerospace & Defense)	4,317	853,688
The Sherwin-Williams Co. (Chemicals)	630	221,105
The Timken Co. (Machinery)	544	25,160
The Toro Co. (Machinery)	826	57,234
Total System Services, Inc. (IT Services)	1,273	74,152
TransDigm Group, Inc. (Aerospace & Defense)	374	100,557
Trimble Navigation, Ltd.* (Electronic Equipment, Instruments & Components)	1,953	69,664
Trinity Industries, Inc. (Machinery)	1,166	32,683
Triumph Group, Inc. (Aerospace & Defense)	379	11,976
Union Pacific Corp. (Road & Rail)	6,216	676,984
United Parcel Service, Inc.—Class B (Air Freight & Logistics)	5,302	586,348
United Rentals, Inc.* (Trading Companies & Distributors)	658	74,163
United Technologies Corp. (Aerospace & Defense)	5,735	700,301
Universal Display Corp. (Electronic Equipment, Instruments & Components)	340	37,145
USG Corp.* (Building Products)	689	19,995
Valmont Industries, Inc. (Construction & Engineering)	180	26,928
VeriFone Systems, Inc.* (Electronic Equipment, Instruments & Components)	858	15,530
Verisk Analytics, Inc.*—Class A (Professional Services)	1,178	99,388
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	1,037	17,214
Vulcan Materials Co. (Construction Materials)	1,022	129,467
W.W. Grainger, Inc. (Trading Companies & Distributors)	413	74,559
Wabtec Corp. (Machinery)	657	60,116
Waste Management, Inc. (Commercial Services & Supplies)	3,130	229,585
Watsco, Inc. (Trading Companies & Distributors)	226	34,849
Welbilt, Inc.* (Machinery)	1,076	20,283
WESCO International, Inc.* (Trading Companies & Distributors)	319	18,279
WestRock Co. (Containers & Packaging)	1,939	109,864
WEX, Inc.* (IT Services)	292	30,447
Woodward, Inc. (Machinery)	424	28,654
XPO Logistics, Inc.* (Air Freight & Logistics)	634	40,975
Xylem, Inc. (Machinery)	1,385	76,771
Zebra Technologies Corp.*—Class A (Electronic Equipment, Instruments & Components)	405	40,711
TOTAL COMMON STOCKS (Cost $13,763,049)		23,073,007

Repurchase Agreements(a) (0.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.97%—1.05%, dated 6/30/17, due 7/3/17, total to be received $35,003	$35,000	$35,000
TOTAL REPURCHASE AGREEMENTS (Cost $35,000)		35,000
TOTAL INVESTMENT SECURITIES (Cost $13,798,049)—99.9%		23,108,007
Net other assets (liabilities)—0.1%		17,855
NET ASSETS—100.0%		$23,125,862

*                 Non-income producing security.

(a)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ProFund VP Industrials invested in the following industries as of June 30, 2017:

	Value	% of Net Assets
Aerospace & Defense	$4,156,581	18.1%
Air Freight & Logistics	1,202,891	5.2%
Building Products	754,325	3.3%
Chemicals	221,105	1.0%
Commercial Services & Supplies	588,659	2.5%
Construction & Engineering	264,875	1.1%
Construction Materials	271,484	1.2%
Containers & Packaging	926,041	3.9%
Electrical Equipment	1,070,510	4.6%
Electronic Equipment, Instruments & Components	1,012,284	4.4%
Industrial Conglomerates	3,780,717	16.3%
Internet Software & Services	64,582	0.3%
IT Services	2,788,580	12.0%
Life Sciences Tools & Services	325,678	1.4%
Machinery	3,058,552	13.2%
Marine	27,743	0.1%
Multi-Utilities	39,562	0.2%
Paper & Forest Products	26,690	0.1%
Professional Services	358,629	1.6%
Road & Rail	1,622,602	7.0%
Trading Companies & Distributors	464,739	2.0%
Transportation Infrastructure	46,178	0.2%
Other**	52,855	0.3%
Total	$23,125,862	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

246 :: ProFund VP Industrials :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2017

ASSETS:
Total Investment Securities, at cost	$13,798,049
Securities, at value	23,073,007
Repurchase agreements, at value	35,000
Total Investment Securities, at value	23,108,007
Cash	1,105
Dividends and interest receivable	30,766
Receivable for capital shares issued	57,415
Prepaid expenses	307
TOTAL ASSETS	23,197,600
LIABILITIES:
Payable for capital shares redeemed	22,629
Advisory fees payable	14,516
Management services fees payable	1,935
Administration fees payable	691
Administrative services fees payable	10,466
Distribution fees payable	10,766
Transfer agency fees payable	1,084
Fund accounting fees payable	844
Compliance services fees payable	245
Other accrued expenses	8,562
TOTAL LIABILITIES	71,738
NET ASSETS	$23,125,862
NET ASSETS CONSIST OF:
Capital	$15,659,664
Accumulated net investment income (loss)	98,449
Accumulated net realized gains (losses) on investments	(1,942,209)
Net unrealized appreciation (depreciation) on investments	9,309,958
NET ASSETS	$23,125,862
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	309,957
Net Asset Value (offering and redemption price per share)	$74.61

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2017

INVESTMENT INCOME:
Dividends	$260,778
Interest	101
Foreign tax withholding	(9)
TOTAL INVESTMENT INCOME	260,870
EXPENSES:
Advisory fees	101,851
Management services fees	13,580
Administration fees	4,378
Transfer agency fees	6,312
Administrative services fees	35,951
Distribution fees	33,950
Custody fees	2,114
Fund accounting fees	5,640
Trustee fees	356
Compliance services fees	115
Other fees	11,608
Recoupment of prior expenses reduced by the Advisor	12,500
Total Gross Expenses before reductions	228,355
Expenses reduced and reimbursed by the Advisor	(209)
TOTAL NET EXPENSES	228,146
NET INVESTMENT INCOME (LOSS)	32,724
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	433,999
Change in net unrealized appreciation/depreciation on investments	2,092,338
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	2,526,337
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$2,559,061

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Industrials :: 247

Statements of Changes in Net Assets

	Six Months Ended June 30, 2017 (unaudited)	Year Ended December 31, 2016
FROM INVESTMENT ACTIVITES:
OPERATIONS:
Net investment income (loss)	$32,724	$61,393
Net realized gains (losses) on investments	433,999	745,465
Change in net unrealized appreciation/depreciation on investments	2,092,338	674,310
Change in net assets resulting from operations	2,559,061	1,481,168
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	(35,290)
Change in net assets resulting from distributions	—	(35,290)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	13,906,384	53,444,468
Distributions reinvested	—	35,290
Value of shares redeemed	(25,700,434)	(38,787,946)
Change in net assets resulting from capital transactions	(11,794,050)	14,691,812
Change in net assets	(9,234,989)	16,137,690
NET ASSETS:
Beginning of period	32,360,851	16,223,161
End of period	$23,125,862	$32,360,851
Accumulated net investment income (loss)	$98,449	$65,725
SHARE TRANSACTIONS:
Issued	192,284	826,166
Reinvested	—	543
Redeemed	(356,279)	(631,543)
Change in shares	(163,995)	195,166

See accompanying notes to financial statements.

248 :: ProFund VP Industrials :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2017 (unaudited)		Year Ended Dec. 31, 2016	Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012
Net Asset Value, Beginning of Period	$68.28		$58.19	$60.31	$57.26	$41.66	$36.07
Investment Activities:
Net investment income (loss)(a)	0.09		0.23	0.13	0.06	0.11	0.23
Net realized and unrealized gains (losses) on investments	6.24		9.97	(2.19)	3.13	15.74	5.46
Total income (loss) from investment activities	6.33		10.20	(2.06)	3.19	15.85	5.69
Distributions to Shareholders From:
Net investment income	—		(0.11)	(0.06)	(0.14)	(0.25)	(0.10)
Net Asset Value, End of Period	$74.61		$68.28	$58.19	$60.31	$57.26	$41.66
Total Return	9.27	%(b)	17.55%	(3.42)%	5.58%	38.19%	15.80%
Ratios to Average Net Assets:
Gross expenses(c)	1.68%		1.69%	1.68%	1.77%	1.81%	1.94%
Net expenses(c)	1.68%		1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(c)	0.24%		0.37%	0.22%	0.11%	0.22%	0.59%
Supplemental Data:
Net assets, end of period (000’s)	$23,126		$32,361	$16,223	$18,515	$29,326	$13,765
Portfolio turnover rate(d)	29	%(b)	203%	121%	54%	106%	141%

(a)           Per share net investment income (loss) has been calculated using the average daily shares method.

(b)          Not annualized for periods less than one year.

(c)           Annualized for periods less than one year.

(d)          Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Internet :: 249

Investment Objective: The ProFund VP Internet seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones Internet Composite Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2017

Market Exposure

Investment Type	% of Net Assets
Equity Securities	99%
Total Exposure	99%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Alphabet, Inc.	9.3%
Amazon.com, Inc.	8.3%
Facebook, Inc.	8.2%
PayPal Holdings, Inc.	5.0%
Netflix, Inc.	4.8%

Dow Jones Internet Composite Index — Composition

% of Index
Internet Software & Services	47%
Internet & Direct Marketing Retail	20%
Software	11%
Communications Equipment	6%
Capital Markets	5%
I.T. Services	5%
Health Care Technology	4%
Diversified Telecommunication Services	2%

Schedule of Portfolio Investments (unaudited)

Common Stocks (99.3%)

	Shares	Value
2U, Inc.* (Internet Software & Services)	4,532	$212,641
8x8, Inc.* (Software)	12,102	176,084
Akamai Technologies, Inc.* (Internet Software & Services)	7,559	376,514
Allscripts Healthcare Solutions, Inc.* (Health Care Technology)	17,943	228,953
Alphabet, Inc.*—Class A (Internet Software & Services)	792	736,307
Alphabet, Inc.*—Class C (Internet Software & Services)	794	721,532
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	1,340	1,297,120
Arista Networks, Inc.* (Communications Equipment)	2,124	318,154
Blucora, Inc.* (Internet Software & Services)	6,961	147,573
Box, Inc.*—Class A (Internet Software & Services)	9,336	170,289
Citrix Systems, Inc.* (Software)	5,241	417,079
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	4,756	190,715
Cornerstone OnDemand, Inc.* (Internet Software & Services)	5,371	192,013
E*TRADE Financial Corp.* (Capital Markets)	11,070	420,992
eBay, Inc.* (Internet Software & Services)	17,985	628,036
Ebix, Inc. (Software)	3,023	162,940
Endurance International Group Holdings, Inc.* (Internet Software & Services)	15,287	127,646
Expedia, Inc. (Internet & Direct Marketing Retail)	3,420	509,409
Facebook, Inc.*—Class A (Internet Software & Services)	8,459	1,277,140
GoDaddy, Inc.*—Class A (Internet Software & Services)	4,943	209,682
Groupon, Inc.* (Internet & Direct Marketing Retail)	54,566	209,533
Hubspot, Inc.* (Software)	2,929	192,582
IAC/InterActiveCorp* (Internet Software & Services)	3,354	346,267
j2 Global, Inc. (Internet Software & Services)	3,221	274,075
Juniper Networks, Inc. (Communications Equipment)	14,201	395,924
LogMeIn, Inc. (Internet Software & Services)	2,818	294,481
Netflix, Inc.* (Internet & Direct Marketing Retail)	5,068	757,210
NETGEAR, Inc.* (Communications Equipment)	4,019	173,219
Pandora Media, Inc.* (Internet Software & Services)	24,569	219,155
PayPal Holdings, Inc.* (IT Services)	14,500	778,215
Salesforce.com, Inc.* (Software)	8,602	744,933
Sonus Networks, Inc.* (Communications Equipment)	14,366	106,883
TD Ameritrade Holding Corp. (Capital Markets)	10,093	433,898
TripAdvisor, Inc.* (Internet & Direct Marketing Retail)	7,343	280,503
TrueCar, Inc.* (Internet Software & Services)	9,072	180,805
Twitter, Inc.* (Internet Software & Services)	23,352	417,300
Veeva Systems, Inc.*—Class A (Health Care Technology)	5,195	318,505
VeriSign, Inc.* (Internet Software & Services)	3,926	364,961
Vonage Holdings Corp.* (Diversified Telecommunication Services)	24,909	162,905
Web.com Group, Inc.* (Internet Software & Services)	7,025	177,733
Yelp, Inc.* (Internet Software & Services)	6,650	199,633
TOTAL COMMON STOCKS (Cost $7,210,386)		15,549,539

See accompanying notes to financial statements.

250 :: ProFund VP Internet :: Financial Statements

Repurchase Agreements(a) (0.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.97%—1.05%, dated 6/30/17, due 7/3/17, total to be received $114,009	$114,000	$114,000
TOTAL REPURCHASE AGREEMENTS (Cost $114,000)		114,000
TOTAL INVESTMENT SECURITIES (Cost $7,324,386)—100.0%		15,663,539
Net other assets (liabilities)—NM		(6,004)
NET ASSETS—100.0%		$15,657,535

*                 Non-income producing security.

(a)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

NM         Not meaningful, amount is less than 0.05%.

ProFund VP Internet invested in the following industries as of June 30, 2017:

	Value	% of Net Assets
Capital Markets	$854,890	5.5%
Communications Equipment	994,180	6.3%
Diversified Telecommunication Services	353,620	2.3%
Health Care Technology	547,458	3.5%
Internet & Direct Marketing Retail	3,053,775	19.5%
Internet Software & Services	7,273,783	46.4%
IT Services	778,215	5.0%
Software	1,693,618	10.8%
Other**	107,996	0.7%
Total	$15,657,535	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Internet :: 251

Statement of Assets and Liabilities (unaudited)
June 30, 2017

ASSETS:
Total Investment Securities, at cost	$7,324,386
Securities, at value	15,549,539
Repurchase agreements, at value	114,000
Total Investment Securities, at value	15,663,539
Cash	773
Receivable for capital shares issued	61,482
Prepaid expenses	184
TOTAL ASSETS	15,725,978
LIABILITIES:
Payable for capital shares redeemed	33,560
Advisory fees payable	9,982
Management services fees payable	1,331
Administration fees payable	470
Administrative services fees payable	6,535
Distribution fees payable	6,919
Transfer agency fees payable	738
Fund accounting fees payable	574
Compliance services fees payable	144
Other accrued expenses	8,190
TOTAL LIABILITIES	68,443
NET ASSETS	$15,657,535
NET ASSETS CONSIST OF:
Capital	$8,287,203
Accumulated net investment income (loss)	(104,533)
Accumulated net realized gains (losses) on investments	(864,288)
Net unrealized appreciation (depreciation) on investments	8,339,153
NET ASSETS	$15,657,535
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	162,050
Net Asset Value (offering and redemption price per share)	$96.62

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2017

INVESTMENT INCOME:
Dividends	$15,034
Interest	143
TOTAL INVESTMENT INCOME	15,177
EXPENSES:
Advisory fees	55,265
Management services fees	7,369
Administration fees	2,889
Transfer agency fees	4,154
Administrative services fees	19,852
Distribution fees	18,422
Custody fees	1,233
Fund accounting fees	3,437
Trustee fees	229
Compliance services fees	83
Other fees	8,221
Recoupment of prior expenses reduced by the Advisor	524
TOTAL NET EXPENSES	121,678
NET INVESTMENT INCOME (LOSS)	(106,501)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	658,712
Change in net unrealized appreciation/depreciation on investments	1,712,179
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	2,370,891
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$2,264,390

See accompanying notes to financial statements.

252 :: ProFund VP Internet :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2017 (unaudited)	Year Ended December 31, 2016
FROM INVESTMENT ACTIVITES:
OPERATIONS:
Net investment income (loss)	$(106,501)	$(196,583)
Net realized gains (losses) on investments	658,712	135,816
Change in net unrealized appreciation/depreciation on investments	1,712,179	(376,638)
Change in net assets resulting from operations	2,264,390	(437,405)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains on investments	—	(838,202)
Change in net assets resulting from distributions	—	(838,202)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	11,197,716	18,609,329
Distributions reinvested	—	838,202
Value of shares redeemed	(10,160,943)	(26,375,462)
Change in net assets resulting from capital transactions	1,036,773	(6,927,931)
Change in net assets	3,301,163	(8,203,538)
NET ASSETS:
Beginning of period	12,356,372	20,559,910
End of period	$15,657,535	$12,356,372
Accumulated net investment income (loss)	$(104,533)	$1,968
SHARE TRANSACTIONS:
Issued	122,257	233,600
Reinvested	—	10,127
Redeemed	(111,164)	(342,056)
Change in shares	11,093	(98,329)

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Internet :: 253

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2017 (unaudited)		Year Ended Dec. 31, 2016	Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012
Net Asset Value, Beginning of Period	$81.85		$82.48	$77.48	$80.58	$59.70	$54.92
Investment Activities:
Net investment income (loss)(a)	(0.66)		(1.20)	(1.14)	(1.12)	(0.97)	(0.76)
Net realized and unrealized gains (losses) on investments	15.43		5.80 (b)	15.81	1.76	29.14	11.09
Total income (loss) from investment activities	14.77		4.60	14.67	0.64	28.17	10.33
Distributions to Shareholders From:
Net realized gains on investments	—		(5.23)	(9.67)	(3.74)	(7.29)	(5.55)
Net Asset Value, End of Period	$96.62		$81.85	$82.48	$77.48	$80.58	$59.70
Total Return	18.03	%(c)	5.53%	20.35%	1.12%	51.71%	19.76%
Ratios to Average Net Assets:
Gross expenses(d)	1.65%		1.68%	1.68%	1.74%	1.76%	1.93%
Net expenses(d)	1.65%		1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(d)	(1.44)%		(1.52)%	(1.44)%	(1.44)%	(1.42)%	(1.33)%
Supplemental Data:
Net assets, end of period (000’s)	$15,658		$12,356	$20,560	$8,019	$14,667	$6,726
Portfolio turnover rate(e)	62	%(c)	113%	157%	170%	194%	189%

(a)           Per share net investment income (loss) has been calculated using the average daily shares method.

(b)          The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(c)           Not annualized for periods less than one year.

(d)          Annualized for periods less than one year.

(e)           Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

254 :: ProFund VP Oil & Gas :: Financial Statements

Investment Objective: The ProFund VP Oil & Gas seeks investment results that, before fees and expenses, correspond to the performance of the Dow Jones U.S. Oil & Gas Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2017

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Exxon Mobil Corp.	24.8%
Chevron Corp.	14.3%
Schlumberger, Ltd.	6.6%
ConocoPhillips	3.9%
EOG Resources, Inc.	3.8%

Dow Jones U.S. Oil & Gas Index — Composition

% of Index
Oil, Gas & Consumable Fuels	83%
Energy Equipment & Services	16%
Electric Utilities	1%

Schedule of Portfolio Investments (unaudited)

Common Stocks (99.5%)

	Shares	Value
Anadarko Petroleum Corp. (Oil, Gas & Consumable Fuels)	16,696	$756,997
Antero Resources Corp.* (Oil, Gas & Consumable Fuels)	4,318	93,312
Apache Corp. (Oil, Gas & Consumable Fuels)	11,334	543,239
Baker Hughes, Inc. (Energy Equipment & Services)	12,678	691,078
Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	13,871	347,885
Carrizo Oil & Gas, Inc.* (Oil, Gas & Consumable Fuels)	1,843	32,105
Cheniere Energy, Inc.* (Oil, Gas & Consumable Fuels)	7,088	345,256
Chesapeake Energy Corp.* (Oil, Gas & Consumable Fuels)	22,728	112,958
Chevron Corp. (Oil, Gas & Consumable Fuels)	56,451	5,889,533
Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	2,834	266,424
Concho Resources, Inc.* (Oil, Gas & Consumable Fuels)	4,415	536,555
ConocoPhillips (Oil, Gas & Consumable Fuels)	36,861	1,620,410
Continental Resources, Inc.* (Oil, Gas & Consumable Fuels)	2,571	83,120
Core Laboratories N.V. (Energy Equipment & Services)	1,314	133,069
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	15,664	500,778
Diamond Offshore Drilling, Inc.* (Energy Equipment & Services)	1,922	20,815
Diamondback Energy, Inc.* (Oil, Gas & Consumable Fuels)	2,924	259,680
Dril-Quip, Inc.* (Energy Equipment & Services)	1,127	54,998
Energen Corp.* (Oil, Gas & Consumable Fuels)	2,892	142,778
Ensco PLCADR—Class A (Energy Equipment & Services)	9,046	46,677
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	17,201	1,557,035
EQT Corp. (Oil, Gas & Consumable Fuels)	5,164	302,559
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	126,255	10,192,565
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	2,331	92,960
Gulfport Energy Corp.* (Oil, Gas & Consumable Fuels)	4,740	69,915
Halliburton Co. (Energy Equipment & Services)	25,859	1,104,437
Helmerich & Payne, Inc. (Energy Equipment & Services)	3,235	175,790
Hess Corp. (Oil, Gas & Consumable Fuels)	8,052	353,241
HollyFrontier Corp. (Oil, Gas & Consumable Fuels)	5,285	145,179
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	57,206	1,096,067
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	25,327	300,125
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	15,457	808,865
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	4,833	123,870
Nabors Industries, Ltd. (Energy Equipment & Services)	8,516	69,320
National Oilwell Varco, Inc. (Energy Equipment & Services)	11,324	373,013
Newfield Exploration Co.* (Oil, Gas & Consumable Fuels)	5,935	168,910
Noble Corp. PLC (Energy Equipment & Services)	7,291	26,393
Noble Energy, Inc. (Oil, Gas & Consumable Fuels)	13,563	383,833
Oasis Petroleum, Inc.* (Oil, Gas & Consumable Fuels)	7,075	56,954
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	22,782	1,363,958
Oceaneering International, Inc. (Energy Equipment & Services)	2,928	66,876
OGE Energy Corp. (Electric Utilities)	5,950	207,001
Oil States International, Inc.* (Energy Equipment & Services)	1,539	41,784
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	11,320	590,451

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Oil & Gas :: 255

Common Stocks, continued

	Shares	Value
Parsley Energy, Inc.*—Class A (Oil, Gas & Consumable Fuels)	6,757	$187,507
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	4,927	99,476
PBF Energy, Inc.—Class A (Oil, Gas & Consumable Fuels)	3,268	72,746
Phillips 66 (Oil, Gas & Consumable Fuels)	13,071	1,080,841
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	5,068	808,751
QEP Resources, Inc.* (Oil, Gas & Consumable Fuels)	7,166	72,377
Range Resources Corp. (Oil, Gas & Consumable Fuels)	5,607	129,914
Rice Energy, Inc.* (Oil, Gas & Consumable Fuels)	4,827	128,543
Rowan Cos. PLC*—Class A (Energy Equipment & Services)	3,757	38,472
Schlumberger, Ltd. (Energy Equipment & Services)	41,401	2,725,841
SemGroup Corp.—Class A (Oil, Gas & Consumable Fuels)	1,579	42,633
SM Energy Co. (Oil, Gas & Consumable Fuels)	2,917	48,218
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	15,073	91,644
Superior Energy Services, Inc.* (Energy Equipment & Services)	4,554	47,498
Targa Resources Corp. (Oil, Gas & Consumable Fuels)	6,420	290,184
TechnipFMC PLC* (Energy Equipment & Services)	13,903	378,162
Tesoro Corp. (Oil, Gas & Consumable Fuels)	4,503	421,481
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	24,620	745,494
Transocean, Ltd.* (Energy Equipment & Services)	11,652	95,896
U.S. Silica Holdings, Inc. (Energy Equipment & Services)	2,174	77,155
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	13,326	898,972
Weatherford International PLC* (Energy Equipment & Services)	29,372	113,670
Whiting Petroleum Corp.* (Oil, Gas & Consumable Fuels)	8,321	45,849
World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	2,058	79,130
WPX Energy, Inc.* (Oil, Gas & Consumable Fuels)	11,847	114,442
TOTAL COMMON STOCKS (Cost $19,032,610)		40,983,664

Repurchase Agreements(a) (0.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.97%—1.05%, dated 6/30/17, due 7/3/17, total to be received $89,007	$89,000	$89,000
TOTAL REPURCHASE AGREEMENTS (Cost $89,000)		89,000
TOTAL INVESTMENT SECURITIES (Cost $19,121,610)—99.7%		41,072,664
Net other assets (liabilities)—0.3%		107,184
NET ASSETS—100.0%		$41,179,848

*                 Non-income producing security.

(a)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR    American Depositary Receipt

ProFund VP Oil & Gas invested in the following industries as of June 30, 2017:

	Value	% of Net Assets
Electric Utilities	$207,001	0.5%
Energy Equipment & Services	6,380,420	15.5%
Oil, Gas & Consumable Fuels	34,303,283	83.3%
Semiconductors & Semiconductor Equipment	92,960	0.2%
Other**	196,184	0.5%
Total	$41,179,848	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

256 :: ProFund VP Oil & Gas :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2017

ASSETS:
Total Investment Securities, at cost	$19,121,610
Securities, at value	40,983,664
Repurchase agreements, at value	89,000
Total Investment Securities, at value	41,072,664
Cash	656
Dividends and interest receivable	39,571
Receivable for capital shares issued	278,264
Receivable for investments sold	185,205
Prepaid expenses	626
TOTAL ASSETS	41,576,986
LIABILITIES:
Payable for investments purchased	263,805
Payable for capital shares redeemed	5,631
Advisory fees payable	24,535
Management services fees payable	3,271
Administration fees payable	1,200
Administrative services fees payable	20,379
Distribution fees payable	20,285
Transfer agency fees payable	1,883
Fund accounting fees payable	1,466
Compliance services fees payable	474
Other accrued expenses	54,209
TOTAL LIABILITIES	397,138
NET ASSETS	$41,179,848
NET ASSETS CONSIST OF:
Capital	$29,034,688
Accumulated net investment income (loss)	747,438
Accumulated net realized gains (losses) on investments	(10,553,332)
Net unrealized appreciation (depreciation) on investments	21,951,054
NET ASSETS	$41,179,848
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,242,247
Net Asset Value (offering and redemption price per share)	$33.15

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2017

INVESTMENT INCOME:
Dividends	$632,375
Interest	158
Foreign tax withholding	(114)
TOTAL INVESTMENT INCOME	632,419
EXPENSES:
Advisory fees	179,555
Management services fees	23,941
Administration fees	8,975
Transfer agency fees	12,900
Administrative services fees	63,601
Distribution fees	59,852
Custody fees	4,838
Fund accounting fees	10,469
Trustee fees	740
Compliance services fees	236
Other fees	41,458
Total Gross Expenses before reductions	406,565
Expenses reduced and reimbursed by the Advisor	(4,361)
TOTAL NET EXPENSES	402,204
NET INVESTMENT INCOME (LOSS)	230,215
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(82,569)
Change in net unrealized appreciation/depreciation on investments	(7,701,445)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(7,784,014)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(7,553,799)

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Oil & Gas :: 257

Statements of Changes in Net Assets

	Six Months Ended June 30, 2017 (unaudited)	Year Ended December 31, 2016
FROM INVESTMENT ACTIVITES:
OPERATIONS:
Net investment income (loss)	$230,215	$509,954
Net realized gains (losses) on investments	(82,569)	(2,243,616)
Change in net unrealized appreciation/depreciation on investments	(7,701,445)	11,936,073
Change in net assets resulting from operations	(7,553,799)	10,202,411
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	(645,267)
Change in net assets resulting from distributions	—	(645,267)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	16,256,987	41,346,023
Distributions reinvested	—	645,267
Value of shares redeemed	(22,657,826)	(36,713,791)
Change in net assets resulting from capital transactions	(6,400,839)	5,277,499
Change in net assets	(13,954,638)	14,834,643
NET ASSETS:
Beginning of period	55,134,486	40,299,843
End of period	$41,179,848	$55,134,486
Accumulated net investment income (loss)	$747,438	$517,223
SHARE TRANSACTIONS:
Issued	438,265	1,203,122
Reinvested	—	17,914
Redeemed	(623,386)	(1,072,066)
Change in shares	(185,121)	148,970

See accompanying notes to financial statements.

258 :: ProFund VP Oil & Gas :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2017 (unaudited)		Year Ended Dec. 31, 2016	Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012
Net Asset Value, Beginning of Period	$38.63		$31.52	$44.55	$53.48	$45.02	$47.47
Investment Activities:
Net investment income (loss)(a)	0.17		0.37	0.50	0.31	0.21	0.18
Net realized and unrealized gains (losses) on investments	(5.65)		7.22	(9.97)	(5.51)	10.34	1.12
Total income (loss) from investment activities	(5.48)		7.59	(9.47)	(5.20)	10.55	1.30
Distributions to Shareholders From:
Net investment income	—		(0.48)	(0.26)	(0.22)	(0.21)	(0.05)
Net realized gains on investments	—		—	(3.30)	(3.51)	(1.88)	(3.70)
Total distributions	—		(0.48)	(3.56)	(3.73)	(2.09)	(3.75)
Net Asset Value, End of Period	$33.15		$38.63	$31.52	$44.55	$53.48	$45.02
Total Return	(14.19	)%(b)	24.18%	(23.37)%	(10.87)%	24.07%	2.90%
Ratios to Average Net Assets:
Gross expenses(c)	1.70%		1.70%	1.70%	1.77%	1.76%	1.86%
Net expenses(c)	1.68%		1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(c)	0.96%		1.07%	1.28%	0.59%	0.43%	0.39%
Supplemental Data:
Net assets, end of period (000’s)	$41,180		$55,134	$40,300	$54,360	$58,888	$57,560
Portfolio turnover rate(d)	23	%(b)	50%	32%	44%	19%	68%

(a)           Per share net investment income (loss) has been calculated using the average daily shares method.

(b)          Not annualized for periods less than one year.

(c)           Annualized for periods less than one year.

(d)          Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Pharmaceuticals :: 259

Investment Objective: The ProFund VP Pharmaceuticals seeks investment results that, before fees and expenses, correspond to the performance of the Dow Jones U.S. Pharmaceuticals Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2017

Market Exposure

Investment Type	% of Net Assets
Equity Securities	65%
Swap Agreements	35%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Johnson & Johnson	21.2%
Pfizer, Inc.	11.9%
Merck & Co., Inc.	10.4%
Bristol-Myers Squibb Co.	5.5%
Allergan PLC	4.9%

Dow Jones U.S. Pharmaceuticals Index — Composition

% of Index
Pharmaceuticals	100%

Schedule of Portfolio Investments (unaudited)

Common Stocks (64.6%)

	Shares	Value
Akorn, Inc.* (Pharmaceuticals)	978	$32,802
Allergan PLC (Pharmaceuticals)	3,866	939,786
Bristol-Myers Squibb Co. (Pharmaceuticals)	18,909	1,053,609
Catalent, Inc.* (Pharmaceuticals)	1,455	51,071
Eli Lilly & Co. (Pharmaceuticals)	11,142	916,987
Endo International PLC* (Pharmaceuticals)	2,257	25,211
Horizon Pharma PLC* (Pharmaceuticals)	1,872	22,221
Impax Laboratories, Inc.* (Pharmaceuticals)	863	13,894
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	685	106,518
Johnson & Johnson (Pharmaceuticals)	30,874	4,084,320
Mallinckrodt PLC* (Pharmaceuticals)	1,130	50,635
Merck & Co., Inc. (Pharmaceuticals)	31,353	2,009,414
Mylan N.V.* (Pharmaceuticals)	5,264	204,348
Pacira Pharmaceuticals, Inc.* (Pharmaceuticals)	458	21,847
Perrigo Co. PLC (Pharmaceuticals)	1,656	125,061
Pfizer, Inc. (Pharmaceuticals)	68,437	2,298,799
Prestige Brands Holdings, Inc.* (Pharmaceuticals)	622	32,848
TESARO, Inc.* (Biotechnology)	420	58,741
The Medicines Co.* (Pharmaceuticals)	836	31,776
Zoetis, Inc. (Pharmaceuticals)	5,604	349,578
TOTAL COMMON STOCKS (Cost $5,648,162)		12,429,466
TOTAL INVESTMENT SECURITIES (Cost $5,648,162)—64.6%		12,429,466
Net other assets (liabilities)—35.4%		6,825,650
NET ASSETS—100.0%		$19,255,116

*                 Non-income producing security.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Pharmaceuticals Index	Goldman Sachs International	7/24/17	0.30%	$6,799,184	$(816)

^                  Reflects the floating financing rate, as of June 30, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

ProFund VP Pharmaceuticals invested in the following industries as of June 30, 2017:

	Value	% of Net Assets
Biotechnology	$58,741	0.3%
Pharmaceuticals	12,370,725	64.3%
Other**	6,825,650	35.4%
Total	$19,255,116	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

260 :: ProFund VP Pharmaceuticals :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2017

ASSETS:
Total Investment Securities, at cost	$5,648,162
Securities, at value	12,429,466
Total Investment Securities, at value	12,429,466
Dividends receivable	22,871
Receivable for capital shares issued	64,303
Receivable for investments sold	7,504,121
Prepaid expenses	305
TOTAL ASSETS	20,021,066
LIABILITIES:
Payable for capital shares redeemed	590,661
Cash overdraft	119,482
Unrealized loss on swap agreements	816
Advisory fees payable	11,635
Management services fees payable	1,551
Administration fees payable	548
Administrative services fees payable	9,862
Distribution fees payable	9,963
Transfer agency fees payable	860
Fund accounting fees payable	670
Compliance services fees payable	207
Other accrued expenses	19,695
TOTAL LIABILITIES	765,950
NET ASSETS	$19,255,116
NET ASSETS CONSIST OF:
Capital	$15,230,353
Accumulated net investment income (loss)	277,288
Accumulated net realized gains (losses) on investments	(3,033,013)
Net unrealized appreciation (depreciation) on investments	6,780,488
NET ASSETS	$19,255,116
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	496,161
Net Asset Value (offering and redemption price per share)	$38.81

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2017

INVESTMENT INCOME:
Dividends	$259,518
Interest	333
TOTAL INVESTMENT INCOME	259,851
EXPENSES:
Advisory fees	74,513
Management services fees	9,935
Administration fees	3,842
Transfer agency fees	5,519
Administrative services fees	26,104
Distribution fees	24,838
Custody fees	2,033
Fund accounting fees	4,444
Trustee fees	305
Compliance services fees	109
Other fees	17,768
Total Gross Expenses before reductions	169,410
Expenses reduced and reimbursed by the Advisor	(2,500)
TOTAL NET EXPENSES	166,910
NET INVESTMENT INCOME (LOSS)	92,941
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	589,697
Net realized gains (losses) on swap agreements	100,253
Change in net unrealized appreciation/depreciation on investments	938,726
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	1,628,676
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$1,721,617

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Pharmaceuticals :: 261

Statements of Changes in Net Assets

	Six Months Ended June 30, 2017 (unaudited)	Year Ended December 31, 2016
FROM INVESTMENT ACTIVITES:
OPERATIONS:
Net investment income (loss)	$92,941	$184,347
Net realized gains (losses) on investments	689,950	(39,397)
Change in net unrealized appreciation/depreciation on investments	938,726	(1,453,813)
Change in net assets resulting from operations	1,721,617	(1,308,863)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	(219,393)
Net realized gains on investments	—	(1,335,279)
Change in net assets resulting from distributions	—	(1,554,672)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	7,948,587	15,493,485
Distributions reinvested	—	1,554,672
Value of shares redeemed	(10,293,175)	(25,016,483)
Change in net assets resulting from capital transactions	(2,344,588)	(7,968,326)
Change in net assets	(622,971)	(10,831,861)
NET ASSETS:
Beginning of period	19,878,087	30,709,948
End of period	$19,255,116	$19,878,087
Accumulated net investment income (loss)	$277,288	$184,347
SHARE TRANSACTIONS:
Issued	209,875	408,267
Reinvested	—	41,647
Redeemed	(274,956)	(666,807)
Change in shares	(65,081)	(216,893)

See accompanying notes to financial statements.

262 :: ProFund VP Pharmaceuticals :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2017 (unaudited)		Year Ended Dec. 31, 2016	Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012
Net Asset Value, Beginning of Period	$35.42		$39.47	$38.89	$34.19	$27.62	$25.05
Investment Activities:
Net investment income (loss)(a)	0.17		0.29	0.24	0.28	0.35	0.48
Net realized and unrealized gains (losses) on investments	3.22		(1.63)	1.50	6.16	8.16	2.46
Total income (loss) from investment activities	3.39		(1.34)	1.74	6.44	8.51	2.94
Distributions to Shareholders From:
Net investment income	—		(0.38)	(0.19)	(0.29)	(0.52)	(0.37)
Net realized gains on investments	—		(2.33)	(0.97)	(1.45)	(1.42)	—
Total distributions	—		(2.71)	(1.16)	(1.74)	(1.94)	(0.37)
Net Asset Value, End of Period	$38.81		$35.42	$39.47	$38.89	$34.19	$27.62
Total Return	9.57	%(b)	(3.73)%	4.44%	19.36%	31.63%	11.86%
Ratios to Average Net Assets:
Gross expenses(c)	1.70%		1.71%	1.72%	1.71%	1.74%	1.85%
Net expenses(c)	1.68%		1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(c)	0.94%		0.76%	0.59%	0.75%	1.12%	1.83%
Supplemental Data:
Net assets, end of period (000’s)	$19,255		$19,878	$30,710	$32,911	$19,839	$13,341
Portfolio turnover rate(d)	121	%(b)	247%	254%	256%	275%	351%

(a)                Per share net investment income (loss) has been calculated using the average daily shares method.

(b)               Not annualized for periods less than one year.

(c)                Annualized for periods less than one year.

(d)               Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Precious Metals :: 263

Investment Objective: The ProFund VP Precious Metals seeks investment results that, before fees and expenses, correspond to the performance of the Dow Jones Precious Metals Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2017

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP Precious Metals primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Dow Jones Precious Metals Index — Composition

% of Index
Gold	88%
Silver	12%

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a)(b) (104.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.97%—1.05%, dated 6/30/17, due 7/3/17, total to be received $26,153,175	$26,151,000	$26,151,000
TOTAL REPURCHASE AGREEMENTS (Cost $26,151,000)		26,151,000
TOTAL INVESTMENT SECURITIES (Cost $26,151,000)—104.5%		26,151,000
Net other assets (liabilities)—(4.5)%		(1,124,182)
NET ASSETS—100.0%		$25,026,818

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2017, the aggregate amount held in a segregated account was $5,880,000.

(b)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones Precious Metals Index	Goldman Sachs International	7/24/17	1.69%	$11,185,511	$(464,607)
Dow Jones Precious Metals Index	UBS AG	7/24/17	1.94%	13,818,984	(571,122)
				$25,004,495	$(1,035,729)

^                  Reflects the floating financing rate, as of June 30, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to financial statements.

264 :: ProFund VP Precious Metals :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2017

ASSETS:
Total Investment Securities, at cost	$26,151,000
Repurchase agreements, at value	26,151,000
Total Investment Securities, at value	26,151,000
Cash	489
Interest receivable	725
Prepaid expenses	400
TOTAL ASSETS	26,152,614
LIABILITIES:
Payable for capital shares redeemed	17,199
Unrealized loss on swap agreements	1,035,729
Advisory fees payable	15,751
Management services fees payable	2,100
Administration fees payable	769
Administrative services fees payable	12,247
Distribution fees payable	11,653
Transfer agency fees payable	1,206
Fund accounting fees payable	939
Compliance services fees payable	311
Other accrued expenses	27,892
TOTAL LIABILITIES	1,125,796
NET ASSETS	$25,026,818
NET ASSETS CONSIST OF:
Capital	$92,637,811
Accumulated net investment income (loss)	(151,928)
Accumulated net realized gains (losses) on investments	(66,423,336)
Net unrealized appreciation (depreciation) on investments	(1,035,729)
NET ASSETS	$25,026,818
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,304,677
Net Asset Value (offering and redemption price per share)	$19.18

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2017

INVESTMENT INCOME:
Interest	$89,321
EXPENSES:
Advisory fees	107,700
Management services fees	14,360
Administration fees	5,279
Transfer agency fees	7,588
Administrative services fees	41,353
Distribution fees	35,900
Custody fees	2,062
Fund accounting fees	6,006
Trustee fees	421
Compliance services fees	144
Other fees	22,988
Total Gross Expenses before reductions	243,801
Expenses reduced and reimbursed by the Advisor	(2,552)
TOTAL NET EXPENSES	241,249
NET INVESTMENT INCOME (LOSS)	(151,928)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on swap agreements	1,911,078
Change in net unrealized appreciation/depreciation on investments	(1,063,279)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	847,799
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$695,871

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Precious Metals :: 265

Statements of Changes in Net Assets

	Six Months Ended June 30, 2017 (unaudited)	Year Ended December 31, 2016
FROM INVESTMENT ACTIVITES:
OPERATIONS:
Net investment income (loss)	$(151,928)	$(515,611)
Net realized gains (losses) on investments	1,911,078	10,658,801
Change in net unrealized appreciation/depreciation on investments	(1,063,279)	383,949
Change in net assets resulting from operations	695,871	10,527,139
CAPITAL TRANSACTIONS:
Proceeds from shares issued	39,002,618	145,715,374
Value of shares redeemed	(43,231,574)	(145,198,021)
Change in net assets resulting from capital transactions	(4,228,956)	517,353
Change in net assets	(3,533,085)	11,044,492
NET ASSETS:
Beginning of period	28,559,903	17,515,411
End of period	$25,026,818	$28,559,903
Accumulated net investment income (loss)	$(151,928)	$—
SHARE TRANSACTIONS:
Issued	1,918,244	7,029,463
Redeemed	(2,136,038)	(6,962,142)
Change in shares	(217,794)	67,321

See accompanying notes to financial statements.

266 :: ProFund VP Precious Metals :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2017 (unaudited)		Year Ended Dec. 31, 2016	Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012
Net Asset Value, Beginning of Period	$18.76		$12.04	$17.93	$23.55	$37.95	$44.41
Investment Activities:
Net investment income (loss)(a)	(0.11)		(0.30)	(0.26)	(0.40)	(0.46)	(0.65)
Net realized and unrealized gains (losses) on investments	0.53		7.02	(5.63)	(5.22)	(13.94)	(5.81)
Total income (loss) from investment activities	0.42		6.72	(5.89)	(5.62)	(14.40)	(6.46)
Net Asset Value, End of Period	$19.18		$18.76	$12.04	$17.93	$23.55	$37.95
Total Return	2.24	%(b)	55.81%	(32.85)%	(23.86)%	(37.94)%	(14.55)%
Ratios to Average Net Assets:
Gross expenses(c)	1.70%		1.70%	1.76%	1.77%	1.72%	1.83%
Net expenses(c)	1.68%		1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(c)	(1.06)%		(1.41)%	(1.64)%	(1.66)%	(1.65)%	(1.57)%
Supplemental Data:
Net assets, end of period (000’s)	$25,027		$28,560	$17,515	$25,212	$38,866	$75,466
Portfolio turnover rate(d)	—		—	—	—	—	—

(a)           Per share net investment income (loss) has been calculated using the average daily shares method.

(b)          Not annualized for periods less than one year.

(c)           Annualized for periods less than one year.

(d)          Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Real Estate :: 267

Investment Objective: The ProFund VP Real Estate seeks investment results that, before fees and expenses, correspond to the performance of the Dow Jones U.S. Real Estate Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2017

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
American Tower Corp.	5.6%
Simon Property Group, Inc.	5.0%
Crown Castle International Corp.	3.6%
Equinix, Inc.	3.3%
Public Storage	3.1%

Dow Jones U.S. Real Estate Index — Composition

% of Index
Equity Real Estate Investment Trusts (REITs)	92%
Mortgage Real Estate Investment Trusts (REITs)	5%
Real Estate Management & Development	3%

Schedule of Portfolio Investments (unaudited)

Common Stocks (100.0%)

	Shares	Value
Acadia Realty Trust (Equity Real Estate Investment Trusts)	1,109	$30,830
AGNC Investment Corp. (Mortgage Real Estate Investment Trusts)	4,658	99,169
Alexander & Baldwin, Inc. (Real Estate Management & Development)	607	25,118
Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts)	1,193	143,721
American Campus Communities, Inc. (Equity Real Estate Investment Trusts)	1,755	83,012
American Homes 4 Rent—Class A (Equity Real Estate Investment Trusts)	3,077	69,448
American Tower Corp. (Equity Real Estate Investment Trusts)	5,566	736,492
Annaly Capital Management, Inc. (Mortgage Real Estate Investment Trusts)	13,346	160,819
Apartment Investment & Management Co.— Class A (Equity Real Estate Investment Trusts)	2,057	88,389
Apple Hospitality REIT, Inc. (Equity Real Estate Investment Trusts)	2,046	38,281
AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts)	1,807	347,250
Blackstone Mortgage Trust, Inc.—Class A (Mortgage Real Estate Investment Trusts)	1,240	39,184
Boston Properties, Inc. (Equity Real Estate Investment Trusts)	2,017	248,131
Brandywine Realty Trust (Equity Real Estate Investment Trusts)	2,296	40,249
Brixmor Property Group, Inc. (Equity Real Estate Investment Trusts)	3,436	61,436
Camden Property Trust (Equity Real Estate Investment Trusts)	1,150	98,337
Care Capital Properties, Inc. (Equity Real Estate Investment Trusts)	1,100	29,370
CBL & Associates Properties, Inc. (Equity Real Estate Investment Trusts)	2,243	18,908
CBRE Group, Inc.*—Class A (Real Estate Management & Development)	3,937	143,307
Chimera Investment Corp. (Mortgage Real Estate Investment Trusts)	2,339	43,576
Colony NorthStar, Inc.—Class A (Equity Real Estate Investment Trusts)	7,215	101,659
Columbia Property Trust, Inc. (Equity Real Estate Investment Trusts)	1,605	35,920
Corecivic, Inc. (Equity Real Estate Investment Trusts)	1,546	42,639
CoreSite Realty Corp. (Equity Real Estate Investment Trusts)	447	46,278
Corporate Office Properties Trust (Equity Real Estate Investment Trusts)	1,302	45,609
Cousins Properties, Inc. (Equity Real Estate Investment Trusts)	5,489	48,248
Crown Castle International Corp. (Equity Real Estate Investment Trusts)	4,795	480,362
CubeSmart (Equity Real Estate Investment Trusts)	2,361	56,758
CyrusOne, Inc. (Equity Real Estate Investment Trusts)	1,021	56,921
CYS Investments, Inc. (Mortgage Real Estate Investment Trusts)	1,986	16,702
DCT Industrial Trust, Inc. (Equity Real Estate Investment Trusts)	1,204	64,342
DDR Corp. (Equity Real Estate Investment Trusts)	4,038	36,625
DiamondRock Hospitality Co. (Equity Real Estate Investment Trusts)	2,622	28,711
Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts)	2,091	236,178
Douglas Emmett, Inc. (Equity Real Estate Investment Trusts)	1,925	73,554
Duke Realty Corp. (Equity Real Estate Investment Trusts)	4,658	130,191
DuPont Fabros Technology, Inc. (Equity Real Estate Investment Trusts)	1,018	62,261
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts)	444	37,207
Education Realty Trust, Inc. (Equity Real Estate Investment Trusts)	959	37,161
EPR Properties (Equity Real Estate Investment Trusts)	841	60,443
Equinix, Inc. (Equity Real Estate Investment Trusts)	1,019	437,313
Equity Commonwealth* (Equity Real Estate Investment Trusts)	1,626	51,374

See accompanying notes to financial statements.

268 :: ProFund VP Real Estate :: Financial Statements

Common Stocks, continued

	Shares	Value
Equity LifeStyle Properties, Inc. (Equity Real Estate Investment Trusts)	1,070	$92,384
Equity Residential (Equity Real Estate Investment Trusts)	4,808	316,511
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)	860	221,252
Extra Space Storage, Inc. (Equity Real Estate Investment Trusts)	1,648	128,544
Federal Realty Investment Trust (Equity Real Estate Investment Trusts)	948	119,818
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,535	43,932
Forest City Realty Trust, Inc.—Class A (Equity Real Estate Investment Trusts)	2,863	69,199
Four Corners Property Trust, Inc. (Equity Real Estate Investment Trusts)	785	19,711
Gaming & Leisure Properties, Inc. (Equity Real Estate Investment Trusts)	2,565	96,624
GGP, Inc. (Equity Real Estate Investment Trusts)	7,629	179,739
Gramercy Property Trust, Inc. (Equity Real Estate Investment Trusts)	1,988	59,063
HCP, Inc. (Equity Real Estate Investment Trusts)	6,140	196,234
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,525	52,079
Healthcare Trust of America, Inc.—Class A (Equity Real Estate Investment Trusts)	2,506	77,962
Highwoods Properties, Inc. (Equity Real Estate Investment Trusts)	1,335	67,698
Hospitality Properties Trust (Equity Real Estate Investment Trusts)	2,153	62,760
Host Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	9,693	177,091
Hudson Pacific Properties, Inc. (Equity Real Estate Investment Trusts)	2,045	69,919
Invesco Mortgage Capital, Inc. (Mortgage Real Estate Investment Trusts)	1,464	24,463
Iron Mountain, Inc. (Equity Real Estate Investment Trusts)	3,219	110,605
Jones Lang LaSalle, Inc. (Real Estate Management & Development)	591	73,875
Kilroy Realty Corp. (Equity Real Estate Investment Trusts)	1,288	96,793
Kimco Realty Corp. (Equity Real Estate Investment Trusts)	5,579	102,375
Kite Realty Group Trust (Equity Real Estate Investment Trusts)	1,094	20,709
Lamar Advertising Co.—Class A (Equity Real Estate Investment Trusts)	1,093	80,412
LaSalle Hotel Properties (Equity Real Estate Investment Trusts)	1,485	44,253
Lexington Realty Trust (Equity Real Estate Investment Trusts)	2,833	28,075
Liberty Property Trust (Equity Real Estate Investment Trusts)	1,929	78,530
Life Storage, Inc. (Equity Real Estate Investment Trusts)	611	45,275
Mack-Cali Realty Corp. (Equity Real Estate Investment Trusts)	1,178	31,971
Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts)	4,768	61,364
MFA Financial, Inc. (Mortgage Real Estate Investment Trusts)	5,192	43,561
Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts)	1,489	156,911
National Health Investors, Inc. (Equity Real Estate Investment Trusts)	537	42,530
National Retail Properties, Inc. (Equity Real Estate Investment Trusts)	1,954	76,401
New Residential Investment Corp. (Mortgage Real Estate Investment Trusts)	4,025	62,629
Omega Healthcare Investors, Inc. (Equity Real Estate Investment Trusts)	2,579	85,159
Outfront Media, Inc. (Equity Real Estate Investment Trusts)	1,817	42,009
Paramount Group, Inc. (Equity Real Estate Investment Trusts)	2,394	38,304
Park Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	1,883	50,766
Parkway, Inc. (Equity Real Estate Investment Trusts)	559	12,796
Pebblebrook Hotel Trust (Equity Real Estate Investment Trusts)	909	29,306
Physicians Realty Trust (Equity Real Estate Investment Trusts)	2,013	40,542
Piedmont Office Realty Trust, Inc.—Class A (Equity Real Estate Investment Trusts)	1,906	40,178
Potlatch Corp. (Equity Real Estate Investment Trusts)	532	24,312
Prologis, Inc. (Equity Real Estate Investment Trusts)	6,946	407,312
Public Storage (Equity Real Estate Investment Trusts)	1,958	408,301
Quality Care Properties* (Equity Real Estate Investment Trusts)	1,225	22,430
Rayonier, Inc. (Equity Real Estate Investment Trusts)	1,690	48,621
Realogy Holdings Corp. (Real Estate Management & Development)	1,809	58,702
Realty Income Corp. (Equity Real Estate Investment Trusts)	3,577	197,379
Regency Centers Corp. (Equity Real Estate Investment Trusts)	1,918	120,144
Retail Properties of America, Inc. (Equity Real Estate Investment Trusts)	3,105	37,912
RLJ Lodging Trust (Equity Real Estate Investment Trusts)	1,633	32,448
Ryman Hospitality Properties, Inc. (Equity Real Estate Investment Trusts)	668	42,759
SBA Communications Corp.* (Equity Real Estate Investment Trusts)	1,591	214,626
Senior Housing Properties Trust (Equity Real Estate Investment Trusts)	3,113	63,630
Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	4,091	661,759
SL Green Realty Corp. (Equity Real Estate Investment Trusts)	1,332	140,926
Spirit Realty Capital, Inc. (Equity Real Estate Investment Trusts)	6,343	47,002
Starwood Property Trust, Inc. (Mortgage Real Estate Investment Trusts)	3,407	76,283
STORE Capital Corp. (Equity Real Estate Investment Trusts)	2,246	50,423
Sun Communities, Inc. (Equity Real Estate Investment Trusts)	929	81,464
Sunstone Hotel Investors, Inc. (Equity Real Estate Investment Trusts)	2,890	46,587
Tanger Factory Outlet Centers, Inc. (Equity Real Estate Investment Trusts)	1,265	32,865

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Real Estate :: 269

Common Stocks, continued

	Shares	Value
Taubman Centers, Inc. (Equity Real Estate Investment Trusts)	793	$47,223
The GEO Group, Inc. (Equity Real Estate Investment Trusts)	1,631	48,229
The Howard Hughes Corp.* (Real Estate Management & Development)	473	58,103
The Macerich Co. (Equity Real Estate Investment Trusts)	1,558	90,457
The St Joe Co.* (Real Estate Management & Development)	944	17,700
Two Harbors Investment Corp. (Mortgage Real Estate Investment Trusts)	4,570	45,289
UDR, Inc. (Equity Real Estate Investment Trusts)	3,501	136,434
Uniti Group, Inc. (Equity Real Estate Investment Trusts)	2,068	51,990
Urban Edge Properties (Equity Real Estate Investment Trusts)	1,296	30,754
Ventas, Inc. (Equity Real Estate Investment Trusts)	4,649	323,013
VEREIT, Inc. (Equity Real Estate Investment Trusts)	12,762	103,883
Vornado Realty Trust (Equity Real Estate Investment Trusts)	2,257	211,932
Washington Prime Group, Inc. (Equity Real Estate Investment Trusts)	2,426	20,306
Washington Real Estate Investment Trust (Equity Real Estate Investment Trusts)	1,005	32,060
Weingarten Realty Investors (Equity Real Estate Investment Trusts)	1,546	46,535
Welltower, Inc. (Equity Real Estate Investment Trusts)	4,795	358,905
Weyerhaeuser Co. (Equity Real Estate Investment Trusts)	9,843	329,741
WP Carey, Inc. (Equity Real Estate Investment Trusts)	1,396	92,150
Xenia Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	1,399	27,099
TOTAL COMMON STOCKS (Cost $6,135,717)		13,189,483

Repurchase Agreement(a)(NM)

	Principal Amount	Value
UMB Bank, N.A., 0.98%, dated 6/30/17 due 7/3/17, with a repurchase price of $1,000 (Collaterized by $1,100 U.S. Treasury Notes, 1.63%, 5/15/26, total value $1,045)	$1,000	$1,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,000)		1,000
TOTAL INVESTMENT SECURITIES (Cost $6,136,717)—100.0%		13,190,483
Net other assets (liabilities)—NM		(6,173)
NET ASSETS—100.0%		$13,184,310

*                 Non-income producing security.

(a)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ProFund VP Real Estate invested in the following industries as of June 30, 2017:

	Value	% of Net Assets
Equity Real Estate Investment Trusts	$12,201,003	92.5%
Mortgage Real Estate Investment Trusts	611,675	4.6%
Real Estate Management & Development	376,805	2.9%
Other**	(5,173)	NM
Total	$13,184,310	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM         Not meaningful, amount is less than 0.05%.

See accompanying notes to financial statements.

270 :: ProFund VP Real Estate :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2017

ASSETS:
Total Investment Securities, at cost	$6,136,717
Securities, at value	13,189,483
Repurchase agreements, at value	1,000
Total Investment Securities, at value	13,190,483
Cash	85
Dividends and interest receivable	58,770
Receivable for capital shares issued	1,384
Prepaid expenses	190
TOTAL ASSETS	13,250,912
LIABILITIES:
Payable for capital shares redeemed	39,379
Advisory fees payable	7,853
Management services fees payable	1,047
Administration fees payable	370
Administrative services fees payable	4,744
Distribution fees payable	4,492
Transfer agency fees payable	580
Fund accounting fees payable	452
Compliance services fees payable	149
Other accrued expenses	7,536
TOTAL LIABILITIES	66,602
NET ASSETS	$13,184,310
NET ASSETS CONSIST OF:
Capital	$6,570,989
Accumulated net investment income (loss)	163,690
Accumulated net realized gains (losses) on investments	(604,135)
Net unrealized appreciation (depreciation) on investments	7,053,766
NET ASSETS	$13,184,310
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	194,281
Net Asset Value (offering and redemption price per share)	$67.86

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2017

INVESTMENT INCOME:
Dividends	$270,280
Interest	65
TOTAL INVESTMENT INCOME	270,345
EXPENSES:
Advisory fees	48,750
Management services fees	6,500
Administration fees	2,473
Transfer agency fees	3,554
Administrative services fees	19,683
Distribution fees	16,250
Custody fees	1,279
Fund accounting fees	3,243
Trustee fees	199
Compliance services fees	69
Other fees	6,701
Recoupment of prior expenses reduced by the Advisor	500
TOTAL NET EXPENSES	109,201
NET INVESTMENT INCOME (LOSS)	161,144
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	902,383
Change in net unrealized appreciation/depreciation on investments	(465,623)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	436,760
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$597,904

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Real Estate :: 271

Statements of Changes in Net Assets

	Six Months Ended June 30, 2017 (unaudited)	Year Ended December 31, 2016
FROM INVESTMENT ACTIVITES:
OPERATIONS:
Net investment income (loss)	$161,144	$259,560
Net realized gains (losses) on investments	902,383	1,403,557
Change in net unrealized appreciation/depreciation on investments	(465,623)	(1,399,138)
Change in net assets resulting from operations	597,904	263,979
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(85,768)	(310,452)
Change in net assets resulting from distributions	(85,768)	(310,452)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	10,538,151	35,744,190
Distributions reinvested	85,768	310,452
Value of shares redeemed	(11,169,103)	(44,877,196)
Change in net assets resulting from capital transactions	(545,184)	(8,822,554)
Change in net assets	(33,048)	(8,869,027)
NET ASSETS:
Beginning of period	13,217,358	22,086,385
End of period	$13,184,310	$13,217,358
Accumulated net investment income (loss)	$163,690	$88,314
SHARE TRANSACTIONS:
Issued	156,922	542,469
Reinvested	1,250	4,666
Redeemed	(167,170)	(696,600)
Change in shares	(8,998)	(149,465)

See accompanying notes to financial statements.

272 :: ProFund VP Real Estate :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2017 (unaudited)		Year Ended Dec. 31, 2016	Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012
Net Asset Value, Beginning of Period	$65.02		$62.61	$62.83	$51.03	$51.69	$45.22
Investment Activities:
Net investment income (loss)(a)	0.82		0.84	0.64	0.88	0.78	0.74
Net realized and unrealized gains (losses) on investments	2.46		2.76	(0.44)	11.84	(0.72)	6.97
Total income (loss) from investment activities	3.28		3.60	0.20	12.72	0.06	7.71
Distributions to Shareholders From:
Net investment income	(0.44)		(1.19)	(0.42)	(0.92)	(0.72)	(1.24)
Net Asset Value, End of Period	$67.86		$65.02	$62.61	$62.83	$51.03	$51.69
Total Return	5.04	%(b)	5.72%	0.32%	25.02%	0.09%	17.17%
Ratios to Average Net Assets:
Gross expenses(c)	1.68%		1.68%	1.68%	1.75%	1.75%	1.84%
Net expenses(c)	1.68%		1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(c)	2.48%		1.29%	1.02%	1.52%	1.44%	1.47%
Supplemental Data:
Net assets, end of period (000’s)	$13,184		$13,217	$22,086	$27,735	$16,410	$21,621
Portfolio turnover rate(d)	59	%(b)	146%	136%	127%	323%	290%

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Not annualized for periods less than one year.

(c)          Annualized for periods less than one year.

(d)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Semiconductor :: 273

Investment Objective: The ProFund VP Semiconductor seeks investment results that, before fees and expenses, correspond to the performance of the Dow Jones U.S. Semiconductors Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2017

Market Exposure

Investment Type	% of Net Assets
Equity Securities	77%
Swap Agreements	23%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Intel Corp.	15.7%
Broadcom, Ltd.	9.3%
NVIDIA Corp.	8.5%
Qualcomm, Inc.	8.1%
Texas Instruments, Inc.	7.6%

Dow Jones U.S. Semiconductors Index — Composition

% of Index
Semiconductors & Semiconductor Equipment	100%

Schedule of Portfolio Investments (unaudited)

Common Stocks (76.8%)

	Shares	Value
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	6,629	$82,730
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	3,177	247,171
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	9,215	380,672
Broadcom, Ltd. (Semiconductors & Semiconductor Equipment)	3,445	802,856
Cavium, Inc.* (Semiconductors & Semiconductor Equipment)	598	37,154
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	556	34,872
Cree, Inc.* (Semiconductors & Semiconductor Equipment)	807	19,893
Cypress Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	2,799	38,206
Integrated Device Technology, Inc.* (Semiconductors & Semiconductor Equipment)	1,163	29,994
Intel Corp. (Semiconductors & Semiconductor Equipment)	40,416	1,363,635
InterDigital, Inc. (Communications Equipment)	272	21,026
KLA-Tencor Corp. (Semiconductors & Semiconductor Equipment)	1,376	125,918
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	1,359	192,203
Marvell Technology Group, Ltd. (Semiconductors & Semiconductor Equipment)	3,722	61,487
Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	2,452	110,095
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	1,959	151,196
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	8,943	267,038
Microsemi Corp.* (Semiconductors & Semiconductor Equipment)	1,025	47,970
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	5,120	740,147
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	3,606	50,628
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	1,092	69,145
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	12,678	700,079
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	572	20,449
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	364	24,879
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	1,565	150,162
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	267	13,807
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	1,738	52,192
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	8,564	658,829
Versum Materials, Inc. (Semiconductors & Semiconductor Equipment)	943	30,648
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	2,111	135,780
TOTAL COMMON STOCKS (Cost $4,196,068)		6,660,861

Repurchase Agreements(a) (0.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.97%—1.05%, dated 6/30/17, due 7/3/17, total to be received $18,001	$18,000	$18,000
TOTAL REPURCHASE AGREEMENTS (Cost $18,000)		18,000
TOTAL INVESTMENT SECURITIES (Cost $4,214,068)—77.0%		6,678,861
Net other assets (liabilities)—23.0%		1,998,251
NET ASSETS—100.0%		$8,677,112

See accompanying notes to financial statements.

274 :: ProFund VP Semiconductor :: Financial Statements

*                 Non-income producing security.

(a)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Semiconductors Index	Goldman Sachs International	7/24/17	0.50%	$1,999,760	$(240)

^                  Reflects the floating financing rate, as of June 30, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

ProFund VP Semiconductor invested in the following industries as of June 30, 2017:

		% of
	Value	Net Assets
Communications Equipment	$21,026	0.2%
Semiconductors & Semiconductor Equipment	6,639,835	76.6%
Other**	2,016,251	23.2%
Total	$8,677,112	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Semiconductor :: 275

Statement of Assets and Liabilities (unaudited)
June 30, 2017

ASSETS:
Total Investment Securities, at cost	$4,214,068
Securities, at value	6,660,861
Repurchase agreements, at value	18,000
Total Investment Securities, at value	6,678,861
Cash	5,352
Dividends and interest receivable	744
Receivable for capital shares issued	7,334
Receivable for investments sold	2,092,884
Prepaid expenses	118
TOTAL ASSETS	8,785,293
LIABILITIES:
Payable for capital shares redeemed	90,210
Unrealized loss on swap agreements	240
Advisory fees payable	6,116
Management services fees payable	815
Administration fees payable	289
Administrative services fees payable	4,140
Distribution fees payable	4,640
Transfer agency fees payable	453
Fund accounting fees payable	353
Compliance services fees payable	89
Other accrued expenses	836
TOTAL LIABILITIES	108,181
NET ASSETS	$8,677,112
NET ASSETS CONSIST OF:
Capital	$6,499,804
Accumulated net investment income (loss)	46,934
Accumulated net realized gains (losses) on investments	(334,179)
Net unrealized appreciation (depreciation) on investments	2,464,553
NET ASSETS	$8,677,112
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	203,514
Net Asset Value (offering and redemption price per share)	$42.64

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2017

INVESTMENT INCOME:
Dividends	$93,153
Interest	128
TOTAL INVESTMENT INCOME	93,281
EXPENSES:
Advisory fees	34,236
Management services fees	4,565
Administration fees	1,151
Transfer agency fees	1,657
Administrative services fees	11,319
Distribution fees	11,412
Custody fees	510
Fund accounting fees	1,382
Trustee fees	88
Compliance services fees	34
Other fees	3,103
Recoupment of prior expenses reduced by the Advisor	7,286
Total Gross Expenses before reductions	76,743
Expenses reduced and reimbursed by the Advisor	(56)
TOTAL NET EXPENSES	76,687
NET INVESTMENT INCOME (LOSS)	16,594
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	94,393
Net realized gains (losses) on swap agreements	(7,611)
Change in net unrealized appreciation/depreciation on investments	593,566
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	680,348
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$696,942

See accompanying notes to financial statements.

276 :: ProFund VP Semiconductor :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2017 (unaudited)	Year Ended December 31, 2016
FROM INVESTMENT ACTIVITES:
OPERATIONS:
Net investment income (loss)	$16,594	$23,677
Net realized gains (losses) on investments	86,782	203,061
Change in net unrealized appreciation/depreciation on investments	593,566	654,348
Change in net assets resulting from operations	696,942	881,086
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	(6,863)
Change in net assets resulting from distributions	—	(6,863)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	10,598,521	20,064,556
Distributions reinvested	—	6,863
Value of shares redeemed	(9,595,326)	(18,572,775)
Change in net assets resulting from capital transactions	1,003,195	1,498,644
Change in net assets	1,700,137	2,372,867
NET ASSETS:
Beginning of period	6,976,975	4,604,108
End of period	$8,677,112	$6,976,975
Accumulated net investment income (loss)	$46,934	$30,340
SHARE TRANSACTIONS:
Issued	253,263	581,119
Reinvested	—	192
Redeemed	(228,358)	(553,071)
Change in shares	24,905	28,240

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Semiconductor :: 277

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2017 (unaudited)		Year Ended Dec. 31, 2016	Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012
Net Asset Value, Beginning of Period	$39.06		$30.62	$32.67	$24.32	$18.33	$19.19
Investment Activities:
Net investment income (loss)(a)	0.08		0.18	0.06	0.22	0.14	0.17
Net realized and unrealized gains (losses) on investments	3.50		8.29	(1.01)	8.17	5.97	(0.96)
Total income (loss) from investment activities	3.58		8.47	(0.95)	8.39	6.11	(0.79)
Distributions to Shareholders From:
Net investment income	—		(0.03)	(0.21)	(0.04)	(0.12)	(0.07)
Net realized gains on investments	—		—	(0.89)	—	—	—
Total distributions	—		(0.03)	(1.10)	(0.04)	(0.12)	(0.07)
Net Asset Value, End of Period	$42.64		$39.06	$30.62	$32.67	$24.32	$18.33
Total Return	9.14	%(b)	27.71%	(2.88)%	34.53%	33.48%	(4.17)%
Ratios to Average Net Assets:
Gross expenses(c)	1.68%		1.68%	1.68%	1.78%	2.16%	2.09%
Net expenses(c)	1.68%		1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(c)	0.36%		0.51%	0.20%	0.76%	0.68%	0.83%
Supplemental Data:
Net assets, end of period (000’s)	$8,677		$6,977	$4,604	$9,786	$1,455	$1,168
Portfolio turnover rate(d)	140	%(b)	474%	480%	645%	1,499%	821%

(a)           Per share net investment income (loss) has been calculated using the average daily shares method.

(b)          Not annualized for periods less than one year.

(c)           Annualized for periods less than one year.

(d)          Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

278 :: ProFund VP Technology :: Financial Statements

Investment Objective: The ProFund VP Technology seeks investment results that, before fees and expenses, correspond to the performance of the Dow Jones U.S. Technology Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2017

Market Exposure

Investment Type	% of Net Assets
Equity Securities	99%
Total Exposure	99%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	17.3%
Microsoft Corp.	12.3%
Alphabet, Inc.	11.8%
Facebook, Inc.	8.2%
Intel Corp.	3.7%

Dow Jones U.S. Technology Index — Composition

% of Index
Software & Services	54%
Technology Hardware & Equipment	27%
Semiconductors & Semiconductor Equipment	18%
Health Care Equipment & Services	1%

Schedule of Portfolio Investments (unaudited)

Common Stocks (99.4%)

	Shares	Value
3D Systems Corp.* (Technology Hardware, Storage & Peripherals)	812	$15,184
ACI Worldwide, Inc.* (Software)	902	20,178
Adobe Systems, Inc.* (Software)	3,749	530,259
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	5,868	73,233
Akamai Technologies, Inc.* (Internet Software & Services)	1,313	65,401
Allscripts Healthcare Solutions, Inc.* (Health Care Technology)	1,374	17,532
Alphabet, Inc.*—Class A (Internet Software & Services)	2,244	2,086,202
Alphabet, Inc.*—Class C (Internet Software & Services)	1,949	1,771,115
Amdocs, Ltd. (IT Services)	1,105	71,228
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	2,778	216,128
ANSYS, Inc.* (Software)	650	79,092
Apple, Inc. (Technology Hardware, Storage & Peripherals)	39,435	5,679,429
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	8,126	335,685
Arista Networks, Inc.* (Communications Equipment)	323	48,382
ARRIS International PLC* (Communications Equipment)	1,420	39,788
Aspen Technology, Inc.* (Software)	571	31,553
athenahealth, Inc.* (Health Care Technology)	304	42,727
Autodesk, Inc.* (Software)	1,464	147,600
Blackbaud, Inc. (Software)	363	31,127
Broadcom, Ltd. (Semiconductors & Semiconductor Equipment)	3,043	709,171
Brocade Communications Systems, Inc. (Communications Equipment)	3,105	39,154
CA, Inc. (Software)	2,375	81,866
CACI International, Inc.*—Class A (IT Services)	194	24,260
Cadence Design Systems, Inc.* (Software)	2,115	70,831
Cars.com, Inc.* (Internet Software & Services)	550	14,647
Cavium, Inc.* (Semiconductors & Semiconductor Equipment)	505	31,376
CDK Global, Inc. (Software)	1,096	68,018
CDW Corp. (Electronic Equipment, Instruments & Components)	1,181	73,848
Cerner Corp.* (Health Care Technology)	2,218	147,431
Ciena Corp.* (Communications Equipment)	1,071	26,796
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	480	30,106
Cisco Systems, Inc. (Communications Equipment)	37,810	1,183,452
Citrix Systems, Inc.* (Software)	1,139	90,642
Cognizant Technology Solutions Corp. (IT Services)	4,461	296,210
CommScope Holding Co., Inc.* (Communications Equipment)	1,456	55,372
CommVault Systems, Inc.* (Software)	318	17,951
Corning, Inc. (Electronic Equipment, Instruments & Components)	6,965	209,298
Cree, Inc.* (Semiconductors & Semiconductor Equipment)	734	18,093
CSRA, Inc. (IT Services)	1,097	34,830
Cypress Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	2,490	33,989
Dell Technologies, Inc.*—Class V (Software)	1,023	62,516
Diebold, Inc. (Technology Hardware, Storage & Peripherals)	578	16,184
DST Systems, Inc. (IT Services)	461	28,444
DXC Technology Co. (IT Services)	2,140	164,181
Dycom Industries, Inc.* (Construction & Engineering)	241	21,574
eBay, Inc.* (Internet Software & Services)	7,620	266,090
EchoStar Corp.* (Communications Equipment)	361	21,913
Electronics for Imaging, Inc.* (Technology Hardware, Storage & Peripherals)	351	16,630
Ellie Mae, Inc.* (Software)	263	28,906
EPAM Systems, Inc.* (IT Services)	345	29,011
F5 Networks, Inc.* (Communications Equipment)	482	61,243
Facebook, Inc.*—Class A (Internet Software & Services)	17,882	2,699,823
Fair Isaac Corp. (Software)	241	33,598
Finisar Corp.* (Communications Equipment)	835	21,693

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Technology :: 279

Common Stocks, continued

	Shares	Value
FireEye, Inc.* (Software)	1,193	$18,146
Fortinet, Inc.* (Software)	1,126	42,157
Garmin, Ltd. (Household Durables)	859	43,835
Gartner, Inc.* (IT Services)	685	84,604
GrubHub, Inc.* (Internet Software & Services)	655	28,558
Guidewire Software, Inc.* (Software)	567	38,959
Harris Corp. (Communications Equipment)	929	101,335
Hewlett Packard Enterprises Co. (Technology Hardware, Storage & Peripherals)	12,596	208,968
HP, Inc. (Technology Hardware, Storage & Peripherals)	12,729	222,503
IAC/InterActiveCorp* (Internet Software & Services)	560	57,814
Integrated Device Technology, Inc.* (Semiconductors & Semiconductor Equipment)	1,009	26,022
Intel Corp. (Semiconductors & Semiconductor Equipment)	35,613	1,201,584
InterDigital, Inc. (Communications Equipment)	267	20,639
International Business Machines Corp. (IT Services)	6,459	993,589
Intuit, Inc. (Software)	1,837	243,972
j2 Global, Inc. (Internet Software & Services)	364	30,973
Juniper Networks, Inc. (Communications Equipment)	2,886	80,462
KLA-Tencor Corp. (Semiconductors & Semiconductor Equipment)	1,179	107,890
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	1,211	171,272
Leidos Holdings, Inc. (IT Services)	1,084	56,032
Lumentum Holdings, Inc.* (Communications Equipment)	417	23,790
Manhattan Associates, Inc.* (Software)	516	24,799
Marvell Technology Group, Ltd. (Semiconductors & Semiconductor Equipment)	3,294	54,417
Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	2,136	95,906
Medidata Solutions, Inc.* (Health Care Technology)	416	32,531
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	1,736	133,984
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	7,859	234,670
Microsemi Corp.* (Semiconductors & Semiconductor Equipment)	864	40,435
Microsoft Corp. (Software)	58,378	4,023,995
Motorola Solutions, Inc. (Communications Equipment)	1,227	106,430
NCR Corp.* (Technology Hardware, Storage & Peripherals)	924	37,736
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	2,053	82,223
NetScout Systems, Inc.* (Communications Equipment)	694	23,874
Nuance Communications, Inc.* (Software)	1,927	33,549
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	4,504	651,098
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	3,182	44,675
Oracle Corp. (Software)	22,708	1,138,579
Palo Alto Networks, Inc.* (Communications Equipment)	697	93,266
Pandora Media, Inc.* (Internet Software & Services)	1,815	16,190
Pitney Bowes, Inc. (Commercial Services & Supplies)	1,410	21,291
Plantronics, Inc. (Communications Equipment)	258	13,496
Proofpoint, Inc.* (Software)	332	28,828
PTC, Inc.* (Software)	865	47,679
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	966	61,167
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	11,179	617,304
Red Hat, Inc.* (Software)	1,348	129,071
Salesforce.com, Inc.* (Software)	5,050	437,330
Science Applications International Corp. (IT Services)	332	23,047
Seagate Technology PLC (Technology Hardware, Storage & Peripherals)	2,239	86,761
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	489	17,482
ServiceNow, Inc.* (Software)	1,292	136,952
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	322	22,009
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	1,396	133,946
Splunk, Inc.* (Software)	1,047	59,564
SS&C Technologies Holdings, Inc. (Software)	1,302	50,010
Symantec Corp. (Software)	4,599	129,922
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	264	13,651
SYNNEX Corp. (Electronic Equipment, Instruments & Components)	227	27,231
Synopsys, Inc.* (Software)	1,133	82,630
Tableau Software, Inc.*—Class A (Software)	448	27,449
Tech Data Corp.* (Electronic Equipment, Instruments & Components)	267	26,967
Teradata Corp.* (IT Services)	994	29,313
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	1,500	45,045
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	7,528	579,129
The Ultimate Software Group, Inc.* (Software)	232	48,734
Twitter, Inc.* (Internet Software & Services)	4,640	82,917
Tyler Technologies, Inc.* (Software)	260	45,674
Vantiv, Inc.* (IT Services)	1,216	77,021
Veeva Systems, Inc.*—Class A (Health Care Technology)	801	49,109
Verint Systems, Inc.* (Software)	467	19,007
VeriSign, Inc.* (Internet Software & Services)	670	62,283
Versum Materials, Inc. (Semiconductors & Semiconductor Equipment)	816	26,520
ViaSat, Inc.* (Communications Equipment)	398	26,348
Viavi Solutions, Inc.* (Communications Equipment)	1,719	18,101
VMware, Inc.*—Class A (Software)	519	45,376
Western Digital Corp. (Technology Hardware, Storage & Peripherals)	2,198	194,743
Workday, Inc.*—Class A (Software)	995	96,515
Xerox Corp. (Technology Hardware, Storage & Peripherals)	1,623	46,629
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	1,870	120,278
Zayo Group Holdings, Inc.* (Diversified Telecommunication Services)	741	22,897

See accompanying notes to financial statements.

280 :: ProFund VP Technology :: Financial Statements

Common Stocks, continued

	Shares	Value
Zillow Group, Inc.*—Class A (Internet Software & Services)	352	$17,192
Zillow Group, Inc.*—Class C (Internet Software & Services)	806	39,502
TOTAL COMMON STOCKS (Cost $16,443,902)		32,588,571
TOTAL INVESTMENT SECURITIES (Cost $16,443,902)—99.4%		32,588,571
Net other assets (liabilities)—0.6%		186,491
NET ASSETS—100.0%		$32,775,062

*                 Non-income producing security.

ProFund VP Technology invested in the following industries as of June 30, 2017:

	Value	% of Net Assets
Commercial Services & Supplies	$21,291	0.1%
Communications Equipment	2,005,534	6.1%
Construction & Engineering	21,574	NM
Diversified Telecommunication Services	22,897	0.1%
Electronic Equipment, Instruments & Components	337,344	1.0%
Health Care Technology	289,330	0.9%
Household Durables	43,835	0.1%
Internet Software & Services	7,238,707	22.1%
IT Services	1,911,770	5.8%
Semiconductors & Semiconductor Equipment	5,846,265	17.8%
Software	8,243,034	25.2%
Technology Hardware, Storage & Peripherals	6,606,990	20.2%
Other**	186,491	0.6%
Total	$32,775,062	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM                   Not meaningful, amount is less than 0.05%.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Technology :: 281

Statement of Assets and Liabilities (unaudited)
June 30, 2017

ASSETS:
Total Investment Securities, at cost	$16,443,902
Securities, at value	32,588,571
Total Investment Securities, at value	32,588,571
Dividends receivable	7,091
Receivable for capital shares issued	21,838
Receivable for investments sold	272,580
Prepaid expenses	348
TOTAL ASSETS	32,890,428
LIABILITIES:
Payable for capital shares redeemed	40,202
Cash overdraft	6,842
Advisory fees payable	19,955
Management services fees payable	2,661
Administration fees payable	939
Administrative services fees payable	10,967
Distribution fees payable	16,127
Transfer agency fees payable	1,473
Fund accounting fees payable	1,147
Compliance services fees payable	262
Other accrued expenses	14,791
TOTAL LIABILITIES	115,366
NET ASSETS	$32,775,062
NET ASSETS CONSIST OF:
Capital	$18,857,615
Accumulated net investment income (loss)	16,007
Accumulated net realized gains (losses) on investments	(2,243,229)
Net unrealized appreciation (depreciation) on investments	16,144,669
NET ASSETS	$32,775,062
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	906,105
Net Asset Value (offering and redemption price per share)	$36.17

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2017

INVESTMENT INCOME:
Dividends	$201,369
Interest	203
TOTAL INVESTMENT INCOME	201,572
EXPENSES:
Advisory fees	104,158
Management services fees	13,888
Administration fees	4,955
Transfer agency fees	7,128
Administrative services fees	27,647
Distribution fees	34,719
Custody fees	2,209
Fund accounting fees	6,058
Trustee fees	380
Compliance services fees	148
Other fees	14,588
TOTAL NET EXPENSES	215,878
NET INVESTMENT INCOME (LOSS)	(14,306)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	240,898
Change in net unrealized appreciation/depreciation on investments	3,418,067
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	3,658,965
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$3,644,659

See accompanying notes to financial statements.

282 :: ProFund VP Technology :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2017 (unaudited)	Year Ended December 31, 2016
FROM INVESTMENT ACTIVITES:
OPERATIONS:
Net investment income (loss)	$(14,306)	$17,947
Net realized gains (losses) on investments	240,898	110,623
Change in net unrealized appreciation/depreciation on investments	3,418,067	1,385,046
Change in net assets resulting from operations	3,644,659	1,513,616
CAPITAL TRANSACTIONS:
Proceeds from shares issued	22,166,819	26,297,191
Value of shares redeemed	(12,355,944)	(32,153,579)
Change in net assets resulting from capital transactions	9,810,875	(5,856,388)
Change in net assets	13,455,534	(4,342,772)
NET ASSETS:
Beginning of period	19,319,528	23,662,300
End of period	$32,775,062	$19,319,528
Accumulated net investment income (loss)	$16,007	$30,313
SHARE TRANSACTIONS:
Issued	639,661	900,671
Redeemed	(354,280)	(1,133,769)
Change in shares	285,381	(233,098)

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Technology :: 283

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2017 (unaudited)		Year Ended Dec. 31, 2016	Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012
Net Asset Value, Beginning of Period	$31.12		$27.71	$27.06	$22.91	$18.30	$16.59
Investment Activities:
Net investment income (loss)(a)	(0.02)		0.03	(0.03)	(0.03)	— (b)	(0.06)
Net realized and unrealized gains (losses) on investments	5.07		3.38	0.68	4.18	4.61	1.77
Total income (loss) from investment activities	5.05		3.41	0.65	4.15	4.61	1.71
Net Asset Value, End of Period	$36.17		$31.12	$27.71	$27.06	$22.91	$18.30
Total Return	16.19	%(c)	12.34%	2.40%	18.11%	25.19%	10.31%
Ratios to Average Net Assets:
Gross expenses(d)	1.55%		1.62%	1.68%	1.68%	1.73%	1.81%
Net expenses(d)	1.55%		1.62%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(d)	(0.10)%		0.09%	(0.12)%	(0.11)%	0.01%	(0.30)%
Supplemental Data:
Net assets, end of period (000’s)	$32,775		$19,320	$23,662	$23,227	$15,426	$12,025
Portfolio turnover rate(e)	25	%(c)	93%	119%	109%	148%	195%

(a)           Per share net investment income (loss) has been calculated using the average daily shares method.

(b)          Amount is less than $0.005.

(c)           Not annualized for periods less than one year.

(d)          Annualized for periods less than one year.

(e)           Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

284 :: ProFund VP Telecommunications :: Financial Statements

Investment Objective: The ProFund VP Telecommunications seeks investment results that, before fees and expenses, correspond to the performance of the Dow Jones U.S. Telecommunications Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2017

Market Exposure

Investment Type	% of Net Assets
Equity Securities	50%
Swap Agreements	50%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
AT&T, Inc.	24.5%
Verizon Communications, Inc.	19.2%
T-Mobile U.S., Inc.	1.9%
Level 3 Communications, Inc.	1.9%
CenturyLink, Inc.	1.4%

Dow Jones U.S. Telecommunications Index — Composition

% of Index
Diversified Telecommunication Services	95%
Wireless Telecommunication Services	5%

Schedule of Portfolio Investments (unaudited)

Common Stocks (49.7%)

	Shares	Value
AT&T, Inc. (Diversified Telecommunication Services)	58,038	$2,189,774
CenturyLink, Inc. (Diversified Telecommunication Services)	5,167	123,388
Frontier Communications Corp. (Diversified Telecommunication Services)	11,082	12,855
Level 3 Communications, Inc.* (Diversified Telecommunication Services)	2,816	166,989
Sprint Corp.* (Wireless Telecommunication Services)	5,947	48,825
Telephone & Data Systems, Inc. (Wireless Telecommunication Services)	867	24,059
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	2,781	168,584
Verizon Communications, Inc. (Diversified Telecommunication Services)	38,404	1,715,123
TOTAL COMMON STOCKS (Cost $2,586,473)		4,449,597

Repurchase Agreements(a) (0.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.97%—1.05%, dated 6/30/17, due 7/3/17, total to be received $5,000	$5,000	$5,000
TOTAL REPURCHASE AGREEMENTS (Cost $5,000)		5,000
TOTAL INVESTMENT SECURITIES (Cost $2,591,473)—49.8%		4,454,597
Net other assets (liabilities)—50.2%		4,489,139
NET ASSETS—100.0%		$8,943,736

*                 Non-income producing security.

(a)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Telecommunications Index	Goldman Sachs International	7/24/17	0.30%	$4,499,460	$(540)

^                  Reflects the floating financing rate, as of June 30, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Telecommunications :: 285

ProFund VP Telecommunications invested in the following industries as of June 30, 2017:

	Value	% of Net Assets
Diversified Telecommunication Services	$4,208,129	47.1%
Wireless Telecommunication Services	241,468	2.7%
Other**	4,494,139	50.2%
Total	$8,943,736	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

286 :: ProFund VP Telecommunications :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2017

ASSETS:
Total Investment Securities, at cost	$2,591,473
Securities, at value	4,449,597
Repurchase agreements, at value	5,000
Total Investment Securities, at value	4,454,597
Cash	952
Receivable for capital shares issued	7,668
Receivable for investments sold	4,532,947
Prepaid expenses	195
TOTAL ASSETS	8,996,359
LIABILITIES:
Payable for capital shares redeemed	20,752
Unrealized loss on swap agreements	540
Advisory fees payable	5,610
Management services fees payable	748
Administration fees payable	271
Administrative services fees payable	4,168
Distribution fees payable	3,928
Transfer agency fees payable	425
Fund accounting fees payable	331
Compliance services fees payable	135
Other accrued expenses	15,715
TOTAL LIABILITIES	52,623
NET ASSETS	$8,943,736
NET ASSETS CONSIST OF:
Capital	$8,305,006
Accumulated net investment income (loss)	719,877
Accumulated net realized gains (losses) on investments	(1,943,731)
Net unrealized appreciation (depreciation) on investments	1,862,584
NET ASSETS	$8,943,736
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	246,008
Net Asset Value (offering and redemption price per share)	$36.36

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2017

INVESTMENT INCOME:
Dividends	$359,052
Interest	282
TOTAL INVESTMENT INCOME	359,334
EXPENSES:
Advisory fees	49,471
Management services fees	6,596
Administration fees	2,787
Transfer agency fees	4,003
Administrative services fees	19,031
Distribution fees	16,490
Custody fees	1,648
Fund accounting fees	3,205
Trustee fees	248
Compliance services fees	67
Other fees	11,973
Total Gross Expenses before reductions	115,519
Expenses reduced and reimbursed by the Advisor	(4,703)
TOTAL NET EXPENSES	110,816
NET INVESTMENT INCOME (LOSS)	248,518
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(948,786)
Net realized gains (losses) on swap agreements	164,239
Change in net unrealized appreciation/depreciation on investments	(1,192,904)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(1,977,451)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,728,933)

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Telecommunications :: 287

Statements of Changes in Net Assets

	Six Months Ended June 30, 2017 (unaudited)	Year Ended December 31, 2016
FROM INVESTMENT ACTIVITES:
OPERATIONS:
Net investment income (loss)	$248,518	$467,327
Net realized gains (losses) on investments	(784,547)	750,197
Change in net unrealized appreciation/depreciation on investments	(1,192,904)	1,322,266
Change in net assets resulting from operations	(1,728,933)	2,539,790
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	(294,752)
Change in net assets resulting from distributions	—	(294,752)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	12,087,301	43,466,633
Distributions reinvested	—	294,752
Value of shares redeemed	(17,377,046)	(38,283,775)
Change in net assets resulting from capital transactions	(5,289,745)	5,477,610
Change in net assets	(7,018,678)	7,722,648
NET ASSETS:
Beginning of period	15,962,414	8,239,766
End of period	$8,943,736	$15,962,414
Accumulated net investment income (loss)	$719,877	$471,359
SHARE TRANSACTIONS:
Issued	298,412	1,131,550	(a)
Reinvested	—	7,354	(a)
Redeemed	(443,835)	(989,534	)(a)
Change in shares	(145,423)	149,370

(a)         As described in Note 9, share amounts have been adjusted for 1:4 reverse share split that occurred on December 5, 2016.

See accompanying notes to financial statements.

288 :: ProFund VP Telecommunications :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2017 (unaudited)		Year Ended Dec. 31, 2016(a)	Year Ended Dec. 31, 2015(a)	Year Ended Dec. 31, 2014(a)	Year Ended Dec. 31, 2013(a)	Year Ended Dec. 31, 2012(a)
Net Asset Value, Beginning of Period	$40.78		$34.04	$34.09	$35.09	$33.42	$29.89
Investment Activities:
Net investment income (loss)(b)	0.73		0.99	1.08	0.96	0.92	0.84
Net realized and unrealized gains (losses) on investments	(5.15)		6.37	(0.53)	(0.72)	3.19	3.97
Total income (loss) from investment activities	(4.42)		7.36	0.55	0.24	4.11	4.81
Distributions to Shareholders From:
Net investment income	—		(0.62)	(0.60)	(1.24)	(0.96)	(1.28)
Net realized gains on investments	—		—	—	—	(1.48)	—
Total distributions	—		(0.62)	(0.60)	(1.24)	(2.44)	(1.28)
Net Asset Value, End of Period	$36.36		$40.78	$34.04	$34.09	$35.09	$33.42
Total Return	(10.84	)%(c)	21.65%	1.52%	0.57%	12.07%	16.52%
Ratios to Average Net Assets:
Gross expenses(d)	1.75%		1.72%	1.76%	1.78%	1.73%	1.85%
Net expenses(d)	1.68%		1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(d)	3.77%		2.55%	3.12%	2.75%	2.58%	2.50%
Supplemental Data:
Net assets, end of period (000’s)	$8,944		$15,962	$8,240	$8,931	$9,991	$20,612
Portfolio turnover rate(e)	224	%(c)	428%	418%	382%	423%	439%

(a)              As described in Note 9, share amounts have been adjusted for 1:4 reverse share split that occurred on December 5, 2016.

(b)             Per share net investment income (loss) has been calculated using the average daily shares method.

(c)              Not annualized for periods less than one year.

(d)             Annualized for periods less than one year.

(e)              Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Utilities :: 289

Investment Objective: The ProFund VP Utilities seeks investment results that, before fees and expenses, correspond to the performance of the Dow Jones U.S. Utilities Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2017

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
NextEra Energy, Inc.	8.8%
Duke Energy Corp.	7.8%
The Southern Co.	6.4%
Dominion Resources, Inc.	4.8%
American Electric Power Co., Inc.	4.6%

Dow Jones U.S. Utilities Index — Composition

% of Index
Electric Utilities	59%
Multi-Utilities	30%
Gas Utilities	6%
Water Utilities	3%
Independent Power and Renewable Electricity Producers	2%

Schedule of Portfolio Investments (unaudited)

Common Stocks (99.9%)

	Shares	Value
ALLETE, Inc. (Electric Utilities)	2,895	$207,514
Alliant Energy Corp. (Electric Utilities)	12,958	520,523
Ameren Corp. (Multi-Utilities)	13,798	754,337
American Electric Power Co., Inc. (Electric Utilities)	27,961	1,942,451
American Water Works Co., Inc. (Water Utilities)	10,134	789,945
Aqua America, Inc. (Water Utilities)	10,100	336,330
Atmos Energy Corp. (Gas Utilities)	5,988	496,705
Avista Corp. (Multi-Utilities)	3,661	155,446
Black Hills Corp. (Multi-Utilities)	3,036	204,839
Calpine Corp.* (Independent Power & Renewable Electricity Producers)	20,514	277,554
CenterPoint Energy, Inc. (Multi-Utilities)	24,501	670,837
CMS Energy Corp. (Multi-Utilities)	15,946	737,503
Consolidated Edison, Inc. (Multi-Utilities)	17,364	1,403,358
Dominion Resources, Inc. (Multi-Utilities)	26,719	2,047,477
DTE Energy Co. (Multi-Utilities)	10,203	1,079,375
Duke Energy Corp. (Electric Utilities)	39,797	3,326,631
Dynegy, Inc.* (Independent Power & Renewable Electricity Producers)	7,470	61,777
Edison International (Electric Utilities)	18,521	1,448,157
El Paso Electric Co. (Electric Utilities)	2,307	119,272
Entergy Corp. (Electric Utilities)	10,208	783,668
Eversource Energy (Electric Utilities)	18,013	1,093,569
Exelon Corp. (Electric Utilities)	52,651	1,899,122
FirstEnergy Corp. (Electric Utilities)	25,234	735,823
Great Plains Energy, Inc. (Electric Utilities)	12,258	358,914
Hawaiian Electric Industries, Inc. (Electric Utilities)	6,179	200,076
IDACORP, Inc. (Electric Utilities)	2,868	244,784
National Fuel Gas Co. (Gas Utilities)	4,853	270,992
New Jersey Resources Corp. (Gas Utilities)	4,913	195,046
NextEra Energy, Inc. (Electric Utilities)	26,623	3,730,681
NiSource, Inc. (Multi-Utilities)	18,394	466,472
NorthWestern Corp. (Multi-Utilities)	2,755	168,110
NRG Energy, Inc. (Independent Power & Renewable Electricity Producers)	17,976	309,547
ONE Gas, Inc. (Gas Utilities)	2,977	207,824
PG&E Corp. (Electric Utilities)	29,029	1,926,655
Pinnacle West Capital Corp. (Electric Utilities)	6,342	540,085
PNM Resources, Inc. (Electric Utilities)	4,528	173,196
Portland General Electric Co. (Electric Utilities)	5,065	231,420
PPL Corp. (Electric Utilities)	38,846	1,501,786
Public Service Enterprise Group, Inc. (Multi-Utilities)	28,764	1,237,140
SCANA Corp. (Multi-Utilities)	8,124	544,389
Sempra Energy (Multi-Utilities)	14,265	1,608,379
South Jersey Industries, Inc. (Gas Utilities)	4,518	154,380
Southwest Gas Corp. (Gas Utilities)	2,703	197,481
Spire, Inc. (Gas Utilities)	2,744	191,394
The AES Corp. (Independent Power & Renewable Electricity Producers)	37,538	417,047
The Southern Co. (Electric Utilities)	56,551	2,707,662
UGI Corp. (Gas Utilities)	9,839	476,306
Vectren Corp. (Multi-Utilities)	4,720	275,837
WEC Energy Group, Inc. (Multi-Utilities)	17,947	1,101,587
Westar Energy, Inc. (Electric Utilities)	8,074	428,083
WGL Holdings, Inc. (Gas Utilities)	2,916	243,282
Xcel Energy, Inc. (Electric Utilities)	28,874	1,324,738
TOTAL COMMON STOCKS (Cost $20,112,820)		42,525,506
TOTAL INVESTMENT SECURITIES (Cost $20,112,820)—99.9%		42,525,506
Net other assets (liabilities)—0.1%		44,229
NET ASSETS—100.0%		$42,569,735

*                 Non-income producing security.

See accompanying notes to financial statements.

290 :: ProFund VP Utilities :: Financial Statements

ProFund VP Utilities invested in the following industries as of June 30, 2017:

	Value	% of Net Assets
Electric Utilities	$25,444,811	59.8%
Gas Utilities	2,433,410	5.7%
Independent Power & Renewable Electricity Producers	1,065,925	2.5%
Multi-Utilities	12,455,086	29.3%
Water Utilities	1,126,275	2.6%
Other**	44,228	0.1%
Total	$42,569,735	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Utilities :: 291

Statement of Assets and Liabilities (unaudited)
June 30, 2017

ASSETS:
Total Investment Securities, at cost	$20,112,820
Securities, at value	42,525,506
Total Investment Securities, at value	42,525,506
Dividends receivable	79,158
Receivable for investments sold	279,270
Prepaid expenses	560
TOTAL ASSETS	42,884,494
LIABILITIES:
Payable for capital shares redeemed	120,176
Cash overdraft	82,559
Advisory fees payable	26,126
Management services fees payable	3,483
Administration fees payable	1,288
Administrative services fees payable	19,155
Distribution fees payable	18,532
Transfer agency fees payable	2,021
Fund accounting fees payable	1,573
Compliance services fees payable	433
Other accrued expenses	39,413
TOTAL LIABILITIES	314,759
NET ASSETS	$42,569,735
NET ASSETS CONSIST OF:
Capital	$20,344,678
Accumulated net investment income (loss)	1,230,945
Accumulated net realized gains (losses) on investments	(1,418,574)
Net unrealized appreciation (depreciation) on investments	22,412,686
NET ASSETS	$42,569,735
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	903,604
Net Asset Value (offering and redemption price per share)	$47.11

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2017

INVESTMENT INCOME:
Dividends	$717,227
Interest	144
TOTAL INVESTMENT INCOME	717,371
EXPENSES:
Advisory fees	154,515
Management services fees	20,602
Administration fees	7,464
Transfer agency fees	10,731
Administrative services fees	59,632
Distribution fees	51,505
Custody fees	3,850
Fund accounting fees	8,676
Trustee fees	598
Compliance services fees	211
Other fees	33,978
Total Gross Expenses before reductions	351,762
Expenses reduced and reimbursed by the Advisor	(5,648)
TOTAL NET EXPENSES	346,114
NET INVESTMENT INCOME (LOSS)	371,257
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	476,763
Change in net unrealized appreciation/depreciation on investments	2,146,254
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	2,623,017
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$2,994,274

See accompanying notes to financial statements.

292 :: ProFund VP Utilities :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2017 (unaudited)	Year Ended December 31, 2016
FROM INVESTMENT ACTIVITES:
OPERATIONS:
Net investment income (loss)	$371,257	$839,554
Net realized gains (losses) on investments	476,763	1,527,442
Change in net unrealized appreciation/depreciation on investments	2,146,254	3,687,350
Change in net assets resulting from operations	2,994,274	6,054,346
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	(750,145)
Net realized gains on investments	—	(1,400,502)
Change in net assets resulting from distributions	—	(2,150,647)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	17,055,519	66,874,089
Distributions reinvested	—	2,150,647
Value of shares redeemed	(17,676,577)	(62,848,800)
Change in net assets resulting from capital transactions	(621,058)	6,175,936
Change in net assets	2,373,216	10,079,635
NET ASSETS:
Beginning of period	40,196,519	30,116,884
End of period	$42,569,735	$40,196,519
Accumulated net investment income (loss)	$1,230,945	$859,688
SHARE TRANSACTIONS:
Issued	367,462	1,518,402
Reinvested	—	48,449
Redeemed	(384,123)	(1,406,550)
Change in shares	(16,661)	160,301

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Utilities :: 293

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2017 (unaudited)		Year Ended Dec. 31, 2016	Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012
Net Asset Value, Beginning of Period	$43.68		$39.63	$43.44	$35.08	$31.68	$32.47
Investment Activities:
Net investment income (loss)(a)	0.41		0.74	0.77	0.74	0.75	0.73
Net realized and unrealized gains (losses) on investments	3.02		5.26	(3.55)	8.26	3.51	(0.70)
Total income (loss) from investment activities	3.43		6.00	(2.78)	9.00	4.26	0.03
Distributions to Shareholders From:
Net investment income	—		(0.68)	(0.84)	(0.64)	(0.86)	(0.82)
Net realized gains on investments	—		(1.27)	(0.19)	—	—	—
Total distributions	—		(1.95)	(1.03)	(0.64)	(0.86)	(0.82)
Net Asset Value, End of Period	$47.11		$43.68	$39.63	$43.44	$35.08	$31.68
Total Return	7.85	%(b)	15.07%	(6.40)%	25.88%	13.31%	0.14%
Ratios to Average Net Assets:
Gross expenses(c)	1.71%		1.71%	1.73%	1.76%	1.76%	1.86%
Net expenses(c)	1.68%		1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(c)	1.80%		1.68%	1.91%	1.91%	2.17%	2.28%
Supplemental Data:
Net assets, end of period (000’s)	$42,570		$40,197	$30,117	$53,224	$31,170	$35,535
Portfolio turnover rate(d)	23	%(b)	97%	59%	83%	77%	56%

(a)           Per share net investment income (loss) has been calculated using the average daily shares method.

(b)          Not annualized for periods less than one year.

(c)           Annualized for periods less than one year.

(d)          Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

294 :: ProFund VP U.S. Government Plus :: Financial Statements

Investment Objective: The ProFund VP U.S. Government Plus seeks daily investment results that, before fees and expenses, correspond to one and one-quarter times (1.25x) the daily movement of the most recently issued 30-year U.S. Treasury Bond.

Allocation of Portfolio Holdings (unaudited) :: June 30, 2017

Market Exposure

Investment Type	% of Net Assets
Fixed Income Securities	45%
Swap Agreements	79%
Total Exposure	124%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP U.S. Government Plus primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Schedule of Portfolio Investments (unaudited)

U.S. Treasury Obligation (44.9%)

	Principal Amount	Value
U.S. Treasury Bond, 3.00%, 5/15/47	$11,640,000	$12,035,578
TOTAL U.S. TREASURY OBLIGATION (Cost $11,641,814)		12,035,578

Repurchase Agreements(a)(b) (73.1%)

Repurchase Agreements with various counterparties, rates 0.97%—1.05%, dated 6/30/17, due 7/3/17, total to be received $19,590,630	19,589,000	19,589,000
TOTAL REPURCHASE AGREEMENTS (Cost $19,589,000)		19,589,000
TOTAL INVESTMENT SECURITIES (Cost $31,230,814)—118.0%		31,624,578
Net other assets (liabilities)—(18.0)%		(4,813,484)
NET ASSETS—100.0%		$26,811,094

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2017, the aggregate amount held in a segregated account was $207,000.

(b)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
30-Year U.S. Treasury Bond, 3.00% due on 5/15/47	Citibank North America	7/6/17	1.25%	$11,167,031	$323,717
30-Year U.S. Treasury Bond, 3.00% due on 5/15/47	Societe’ Generale	7/6/17	1.34%	10,133,047	(30,518)
				$21,300,078	$293,199

^                  Reflects the floating financing rate, as of June 30, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP U.S. Government Plus :: 295

Statement of Assets and Liabilities (unaudited)

June 30, 2017

ASSETS:
Total Investment Securities, at cost	$31,230,814
Securities, at value	12,035,578
Repurchase agreements, at value	19,589,000
Total Investment Securities, at value	31,624,578
Cash	69
Interest receivable	45,142
Unrealized gain on swap agreements	323,717
Receivable for capital shares issued	1,509,222
Prepaid expenses	356
TOTAL ASSETS	33,503,084
LIABILITIES:
Payable for capital shares redeemed	6,600,179
Unrealized loss on swap agreements	30,518
Advisory fees payable	10,719
Management services fees payable	2,144
Administration fees payable	823
Administrative services fees payable	10,227
Distribution fees payable	11,241
Transfer agency fees payable	1,292
Fund accounting fees payable	1,006
Compliance services fees payable	308
Other accrued expenses	23,533
TOTAL LIABILITIES	6,691,990
NET ASSETS	$26,811,094
NET ASSETS CONSIST OF:
Capital	$36,018,928
Accumulated net realized gains (losses) on investments	(9,894,797)
Net unrealized appreciation (depreciation) on investments	686,963
NET ASSETS	$26,811,094
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,114,546
Net Asset Value (offering and redemption price per share)	$24.06

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2017

INVESTMENT INCOME:
Interest	$212,728
EXPENSES:
Advisory fees	60,496
Management services fees	12,099
Administration fees	4,159
Transfer agency fees	5,970
Administrative services fees	31,291
Distribution fees	30,248
Custody fees	1,625
Fund accounting fees	4,733
Trustee fees	334
Compliance services fees	119
Printing fees	10,485
Other fees	9,300
Total Gross Expenses before reductions	170,859
Expenses reduced and reimbursed by the Advisor	(3,890)
TOTAL NET EXPENSES	166,969
NET INVESTMENT INCOME (LOSS)	45,759
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(168,885)
Net realized gains (losses) on futures contracts	27,782
Net realized gains (losses) on swap agreements	1,333,874
Change in net unrealized appreciation/depreciation on investments	805,245
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	1,998,016
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$2,043,775

See accompanying notes to financial statements.

296 :: ProFund VP U.S. Government Plus :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2017 (unaudited)	Year Ended December 31, 2016
FROM INVESTMENT ACTIVITES:
OPERATIONS:
Net investment income (loss)	$45,759	$(182,969)
Net realized gains (losses) on investments	1,192,771	523,236
Change in net unrealized appreciation/depreciation on investments	805,245	(55,364)
Change in net assets resulting from operations	2,043,775	284,903
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(45,759)	—
Change in net assets resulting from distributions	(45,759)	—
CAPITAL TRANSACTIONS:
Proceeds from shares issued	119,480,847	262,403,008
Distributions reinvested	45,759	—
Value of shares redeemed	(120,875,249)	(267,429,335)
Change in net assets resulting from capital transactions	(1,348,643)	(5,026,327)
Change in net assets	649,373	(4,741,424)
NET ASSETS:
Beginning of period	26,161,721	30,903,145
End of period	$26,811,094	$26,161,721
SHARE TRANSACTIONS:
Issued	5,130,342	10,223,778
Reinvested	1,957	—
Redeemed	(5,171,258)	(10,428,405)
Change in shares	(38,959)	(204,627)

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP U.S. Government Plus :: 297

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2017 (unaudited)		Year Ended Dec. 31, 2016	Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012
Net Asset Value, Beginning of Period	$22.68		$22.75	$24.11	$17.71	$22.99	$28.09

Investment Activities:
Net investment income (loss)(a)	0.04		(0.11)	(0.03)	0.04	0.04	(0.01)
Net realized and unrealized gains (losses) on investments	1.39		0.04	(1.33)	6.40	(4.21)	(0.01)
Total income (loss) from investment activities	1.43		(0.07)	(1.36)	6.44	(4.17)	(0.02)

Distributions to Shareholders From:
Net investment income	(0.05)		—	—	(0.04)	(0.05)	—
Net realized gains on investments	—		—	—	—	(1.06)	(5.08)
Return of capital	—		—	—	— (b)	—	—
Total distributions	(0.05)		—	—	(0.04)	(1.11)	(5.08)

Net Asset Value, End of Period	$24.06		$22.68	$22.75	$24.11	$17.71	$22.99

Total Return	6.29	%(c)	(0.31)%	(5.64)%	36.39%	(19.11)%	0.97%

Ratios to Average Net Assets:
Gross expenses(d)	1.41%		1.42%	1.42%	1.46%	1.42%	1.56%
Net expenses(d)	1.38%		1.38%	1.38%	1.38%	1.38%	1.38%
Net investment income (loss)(d)	0.38%		(0.42)%	(0.12)%	0.18%	0.19%	(0.06)%

Supplemental Data:
Net assets, end of period (000’s)	$26,811		$26,162	$30,903	$40,574	$21,814	$47,376
Portfolio turnover rate(e)	198	%(c)	400%	573%	903%	1,099%	899%

(a)           Per share net investment income (loss) has been calculated using the average daily shares method.

(b)          Amount is less than $0.005.

(c)           Not annualized for periods less than one year.

(d)          Annualized for periods less than one year.

(e)           Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

298 :: ProFund VP Rising Rates Opportunity :: Financial Statements

Investment Objective: The ProFund VP Rising Rates Opportunity seeks daily investment results that, before fees and expenses, correspond to one and one-quarter times the inverse (-1.25x) of the daily movement of the most recently issued 30-year U.S. Treasury Bond.

Allocation of Portfolio Holdings (unaudited) :: June 30, 2017

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(124)%
Total Exposure	(124)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP Rising Rates Opportunity primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a)(b) (99.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.97%—1.05%, dated 6/30/17, due 7/3/17, total to be received $9,737,810	$9,737,000	$9,737,000
TOTAL REPURCHASE AGREEMENTS (Cost $9,737,000)		9,737,000
TOTAL INVESTMENT SECURITIES (Cost $9,737,000)—99.5%		9,737,000
Net other assets (liabilities)—0.5%		51,460
NET ASSETS—100.0%		$9,788,460

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2017, the aggregate amount held in a segregated account was $174,000.

(b)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
30-Year U.S. Treasury Bond, 3.00% due on 5/15/47	Citibank North America	7/6/17	(0.95)%	$(9,616,055)	$87,244
30-Year U.S. Treasury Bond, 3.00% due on 5/15/47	Societe’ Generale	7/6/17	(0.90)%	(2,481,563)	6,694
				$(12,097,618)	$93,938

^                  Reflects the floating financing rate, as of June 30, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Rising Rates Opportunity :: 299

Statement of Assets and Liabilities (unaudited)
June 30, 2017

ASSETS:
Total Investment Securities, at cost	$9,737,000
Repurchase agreements, at value	9,737,000
Total Investment Securities, at value	9,737,000
Cash	242
Interest receivable	270
Unrealized gain on swap agreements	93,938
Receivable for capital shares issued	212,471
Prepaid expenses	188
TOTAL ASSETS	10,044,109
LIABILITIES:
Payable for capital shares redeemed	232,144
Advisory fees payable	6,546
Management services fees payable	873
Administration fees payable	323
Administrative services fees payable	4,217
Distribution fees payable	4,913
Transfer agency fees payable	507
Fund accounting fees payable	395
Compliance services fees payable	131
Other accrued expenses	5,600
TOTAL LIABILITIES	255,649
NET ASSETS	$9,788,460
NET ASSETS CONSIST OF:
Capital	$34,409,936
Accumulated net investment income (loss)	(71,498)
Accumulated net realized gains (losses) on investments	(24,643,916)
Net unrealized appreciation (depreciation) on investments	93,938
NET ASSETS	$9,788,460
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	200,514
Net Asset Value (offering and redemption price per share)	$48.82

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2017

INVESTMENT INCOME:
Interest	$40,973
EXPENSES:
Advisory fees	50,210
Management services fees	6,695
Administration fees	1,916
Transfer agency fees	2,757
Administrative services fees	16,876
Distribution fees	16,737
Custody fees	748
Fund accounting fees	2,182
Trustee fees	159
Compliance services fees	50
Other fees	6,092
Recoupment of prior expenses reduced by the Advisor	8,500
Total Gross Expenses before reductions	112,922
Expenses reduced and reimbursed by the Advisor	(451)
TOTAL NET EXPENSES	112,471
NET INVESTMENT INCOME (LOSS)	(71,498)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on futures contracts	(6,905)
Net realized gains (losses) on swap agreements	(1,235,197)
Change in net unrealized appreciation/depreciation on investments	238,191
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(1,003,911)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,075,409)

See accompanying notes to financial statements.

300 :: ProFund VP Rising Rates Opportunity :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2017 (unaudited)	Year Ended December 31, 2016
FROM INVESTMENT ACTIVITES:
OPERATIONS:
Net investment income (loss)	$(71,498)	$(165,029)
Net realized gains (losses) on investments	(1,242,102)	(76,277)
Change in net unrealized appreciation/depreciation on investments	238,191	(250,780)
Change in net assets resulting from operations	(1,075,409)	(492,086)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	40,698,442	117,489,411
Value of shares redeemed	(48,510,428)	(114,074,072)
Change in net assets resulting from capital transactions	(7,811,986)	3,415,339
Change in net assets	(8,887,395)	2,923,253
NET ASSETS:
Beginning of period	18,675,855	15,752,602
End of period	$9,788,460	$18,675,855
Accumulated net investment income (loss)	$(71,498)	$—
SHARE TRANSACTIONS:
Issued	797,266	2,435,725	(a)
Redeemed	(949,697)	(2,365,081	)(a)
Change in shares	(152,431)	70,644

(a)         As described in Note 9, share amounts have been adjusted for 1:10 reverse stock split that occurred on December 5, 2016.

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Rising Rates Opportunity :: 301

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2017 (unaudited)		Year Ended Dec. 31, 2016(a)	Year Ended Dec. 31, 2015(a)	Year Ended Dec. 31, 2014(a)	Year Ended Dec. 31, 2013(a)	Year Ended Dec. 31, 2012(a)
Net Asset Value, Beginning of Period	$52.91		$55.80	$56.72	$81.29	$69.79	$74.97
Investment Activities:
Net investment income (loss)(b)	(0.27)		(0.68)	(0.90)	(1.10)	(1.30)	(1.10)
Net realized and unrealized gains (losses) on investments	(3.82)		(2.21)	(0.02)	(23.47)	12.80	(4.08)
Total income (loss) from investment activities	(4.09)		(2.89)	(0.92)	(24.57)	11.50	(5.18)
Net Asset Value, End of Period	$48.82		$52.91	$55.80	$56.72	$81.29	$69.79
Total Return	(7.75	)%(c)	(5.16)%	(1.59)%	(30.26)%	16.48%	(6.93)%
Ratios to Average Net Assets:
Gross expenses(d)	1.69%		1.68%	1.68%	1.70%	1.74%	1.79%
Net expenses(d)	1.68%		1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(d)	(1.07)%		(1.41)%	(1.63)%	(1.66)%	(1.65)%	(1.57)%
Supplemental Data:
Net assets, end of period (000’s)	$9,788		$18,676	$15,753	$19,498	$30,319	$19,601
Portfolio turnover rate(e)	—		—	—	—	—	—

(a)              As described in Note 9, share amounts have been adjusted for 1:10 reverse stock split that occurred on December 5, 2016.

(b)             Per share net investment income (loss) has been calculated using the average daily shares method.

(c)              Not annualized for periods less than one year.

(d)             Annualized for periods less than one year.

(d)             Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to financial statements.

302 :: ProFund VP Falling U.S. Dollar :: Financial Statements

Investment Objective: The ProFund VP Falling U.S. Dollar seeks daily investment results, before fees and expenses, that correspond to the daily performance of the basket of currencies included in the U.S. Dollar Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2017

Market Exposure

Investment Type	% of Net Assets
Forward Currency Contracts	(100)%
Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP Falling U.S. Dollar primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

U.S. Dollar Index — Composition

% of Index
Euro	57%
Japanese yen	14%
British pound	12%
Canadian dollar	9%
Swedish krona	4%
Swiss franc	4%

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a)(b) (100.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.97%—1.05%, dated 6/30/17, due 7/3/17, total to be received $529,044	$529,000	$529,000
TOTAL REPURCHASE AGREEMENTS (Cost $529,000)		529,000
TOTAL INVESTMENT SECURITIES (Cost $529,000)—100.8%		529,000
Net other assets (liabilities)—(0.8)%		(4,065)
NET ASSETS—100.0%		$524,935

(a)         A portion of these securities were held in a segregated account for the benefit of forward currency contract counterparties in the event of default. At June 30, 2017, the aggregate amount held in a segregated account was $56,000.

(b)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

At June 30, 2017, the ProFund VP Falling U.S. Dollar’s forward currency contracts with Goldman Sachs International, were as follows:

Currency	Delivery Date	Contract Amount in Local Currency	Contract Value in U.S. Dollars	Fair Value	Unrealized Appreciation (Depreciation)
Short:
British pound vs. U.S. dollar	7/7/17	38,538	$49,939	$50,197	$(258)
Canadian dollar vs. U.S. dollar	7/7/17	52,431	38,843	40,443	(1,600)
Euro vs. U.S. dollar	7/7/17	217,891	244,748	248,929	(4,181)
Japanese yen vs. U.S. dollar	7/7/17	6,385,401	58,128	56,798	1,330
Swedish krona vs. U.S. dollar	7/7/17	154,410	17,755	18,344	(589)
Swiss franc vs. U.S. dollar	7/7/17	14,950	15,485	15,603	(118)
Total Short Contracts			$424,898	$430,314	$(5,416)
Long:
British pound vs. U.S. dollar	7/7/17	71,324	92,459	92,901	442
Canadian dollar vs. U.S. dollar	7/7/17	88,638	65,974	68,372	2,398
Euro vs. U.S. dollar	7/7/17	357,261	403,001	408,150	5,149
Japanese yen vs. U.S. dollar	7/7/17	11,329,993	103,625	100,780	(2,845)
Swedish krona vs. U.S. dollar	7/7/17	178,236	20,533	21,174	641
Swiss franc vs. U.S. dollar	7/7/17	25,125	26,122	26,222	100
Total Long Contracts			$711,714	$717,599	$5,885

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Falling U.S. Dollar :: 303

At June 30, 2017, the ProFund VP Falling U.S. Dollar’s forward currency contracts with UBS AG, were as follows:

Currency	Delivery Date	Contract Amount in Local Currency	Contract Value in U.S. Dollars	Fair Value	Unrealized Appreciation (Depreciation)
Short:
British pound vs. U.S. dollar	7/7/17	33,303	$43,040	$43,378	$(338)
Canadian dollar vs. U.S. dollar	7/7/17	47,444	35,370	36,596	(1,226)
Euro vs. U.S. dollar	7/7/17	192,173	216,019	219,547	(3,528)
Japanese yen vs. U.S. dollar	7/7/17	5,365,309	48,874	47,724	1,150
Swedish krona vs. U.S. dollar	7/7/17	137,180	15,795	16,297	(502)
Swiss franc vs. U.S. dollar	7/7/17	13,036	13,498	13,606	(108)
Total Short Contracts			$372,596	$377,148	$(4,552)
Long:
British pound vs. U.S. dollar	7/7/17	48,762	63,182	63,513	331
Canadian dollar vs. U.S. dollar	7/7/17	73,392	54,622	56,612	1,990
Euro vs. U.S. dollar	7/7/17	318,147	358,821	363,466	4,645
Japanese yen vs. U.S. dollar	7/7/17	8,420,628	77,024	74,901	(2,123)
Swedish krona vs. U.S. dollar	7/7/17	301,416	34,710	35,808	1,098
Swiss franc vs. U.S. dollar	7/7/17	20,964	21,790	21,880	90
Total Long Contracts			$610,149	$616,180	$6,031

See accompanying notes to financial statements.

304 :: ProFund VP Falling U.S. Dollar :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2017

ASSETS:
Total Investment Securities, at cost	$529,000
Repurchase agreements, at value	529,000
Total Investment Securities, at value	529,000
Cash	476
Segregated cash balances with custodian	320
Unrealized appreciation on forward currency contracts	19,364
Interest receivable	15
Due from Advisor under an expense limitation agreement	192
Prepaid expenses	10
TOTAL ASSETS	549,377
LIABILITIES:
Payable for capital shares redeemed	219
Unrealized depreciation on forward foreign currency contracts	17,416
Administration fees payable	22
Administrative services fees payable	627
Distribution fees payable	639
Transfer agency fees payable	34
Fund accounting fees payable	27
Compliance services fees payable	7
Other accrued expenses	5,451
TOTAL LIABILITIES	24,442
NET ASSETS	$524,935
NET ASSETS CONSIST OF:
Capital	$718,963
Accumulated net investment income (loss)	(4,282)
Accumulated net realized gains (losses) on investments	(191,694)
Net unrealized appreciation (depreciation) on investments	1,948
NET ASSETS	$524,935
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	24,104
Net Asset Value (offering and redemption price per share)	$21.78

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2017

INVESTMENT INCOME:
Interest	$2,664
EXPENSES:
Advisory fees	3,101
Management services fees	413
Administration fees	142
Transfer agency fees	204
Administrative services fees	988
Distribution fees	1,034
Custody fees	7,055
Fund accounting fees	161
Trustee fees	11
Compliance services fees	4
Other fees	931
Total Gross Expenses before reductions	14,044
Expenses reduced and reimbursed by the Advisor	(7,098)
TOTAL NET EXPENSES	6,946
NET INVESTMENT INCOME (LOSS)	(4,282)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on forward currency contracts	31,752
Change in net unrealized appreciation/depreciation on investments	15,706
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	47,458
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$43,176

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Falling U.S. Dollar :: 305

Statements of Changes in Net Assets

	Six Months Ended June 30, 2017 (unaudited)	Year Ended December 31, 2016
FROM INVESTMENT ACTIVITES:
OPERATIONS:
Net investment income (loss)	$(4,282)	$(9,599)
Net realized gains (losses) on investments	31,752	549
Change in net unrealized appreciation/depreciation on investments	15,706	(18,754)
Change in net assets resulting from operations	43,176	(27,804)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	1,865,364	5,454,723
Value of shares redeemed	(1,828,456)	(5,777,805)
Change in net assets resulting from capital transactions	36,908	(323,082)
Change in net assets	80,084	(350,886)
NET ASSETS:
Beginning of period	444,851	795,737
End of period	$524,935	$444,851
Accumulated net investment income (loss)	$(4,282)	$—
SHARE TRANSACTIONS:
Issued	88,830	248,727
Redeemed	(86,356)	(263,517)
Change in shares	2,474	(14,790)

See accompanying notes to financial statements.

306 :: ProFund VP Falling U.S. Dollar :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2017 (unaudited)		Year Ended Dec. 31, 2016	Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012
Net Asset Value, Beginning of Period	$20.57		$21.85	$24.28	$27.78	$28.35	$28.57
Investment Activities:
Net investment income (loss)(a)	(0.11)		(0.31)	(0.37)	(0.45)	(0.45)	(0.45)
Net realized and unrealized gains (losses) on investments	1.32		(0.97)	(2.06)	(3.05)	(0.12)	0.23
Total income (loss) from investment activities	1.21		(1.28)	(2.43)	(3.50)	(0.57)	(0.22)
Net Asset Value, End of Period	$21.78		$20.57	$21.85	$24.28	$27.78	$28.35
Total Return	5.88	%(b)	(5.86)%	(10.01)%	(12.60)%	(2.01)%	(0.77)%
Ratios to Average Net Assets:
Gross expenses(c)	3.24%		4.39%	1.89%	2.37%	2.45%	2.36%
Net expenses(c)	1.68%		1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(c)	(1.04)%		(1.42)%	(1.64)%	(1.66)%	(1.65)%	(1.58)%
Supplemental Data:
Net assets, end of period (000’s)	$525		$445	$796	$623	$1,318	$1,183
Portfolio turnover rate(d)	—		—	—	—	—	—

(a)              Per share net investment income (loss) has been calculated using the average daily shares method.

(b)             Not annualized for periods less than one year.

(c)              Annualized for periods less than one year.

(d)             Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Government Money Market :: 307

Investment Objective: The ProFund VP Government Money Market seeks, as its investment objective, a high level of current income consistent with liquidity and preservation of capital.

An investment in this ProFund VP is neither guaranteed nor insured by the Federal Deposit Insurance Corporation or any other government agency. Although the ProFund VP strives to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in this ProFund VP.

Allocation of Portfolio Holdings (unaudited) :: June 30, 2017

Market Exposure

Investment Type	% of Net Assets
U.S. Treasury Obligation	13%
Repurchase Agreements	99%
Total Exposure	112%

Schedule of Portfolio Investments (unaudited)

U.S. Treasury Obligation (13.1%)

	Principal Amount	Value
U.S. Treasury Bill
1.01%+, 3/1/18	$25,000,000	$24,830,642
TOTAL U.S. TREASURY OBLIGATION (Cost $24,830,642)		24,830,642
Repurchase Agreements(a) (98.8%)
Repurchase Agreements with various counterparties, rates 0.97%—1.05%, dated 6/30/17, due 7/3/17, total to be received $186,921,548	186,906,000	186,906,000
TOTAL REPURCHASE AGREEMENTS (Cost $186,906,000)		186,906,000
TOTAL INVESTMENT SECURITIES (Cost $211,736,642)—111.9%		211,736,642
Net other assets (liabilities)—(11.9)%		(22,530,274)
NET ASSETS—100.0%		$189,206,368

+                 Reflects the effective yield or interest rate in effect at June 30, 2017.

(a)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to financial statements.

308 :: ProFund VP Government Money Market :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2017

ASSETS:
Total Investment Securities, at cost	$211,736,642
Securities, at value	24,830,642
Repurchase agreements, at value	186,906,000
Total Investment Securities, at value	211,736,642
Cash	570
Interest receivable	5,183
Receivable for capital shares issued	12,924,628
Prepaid expenses	2,408
TOTAL ASSETS	224,669,431
LIABILITIES:
Payable for capital shares redeemed	35,149,363
Advisory fees payable	92,336
Management services fees payable	12,311
Administration fees payable	6,251
Transfer agency fees payable	9,809
Fund accounting fees payable	7,637
Compliance services fees payable	1,859
Other accrued expenses	183,497
TOTAL LIABILITIES	35,463,063
NET ASSETS	$189,206,368
NET ASSETS CONSIST OF:
Capital	$189,231,631
Accumulated net realized gains (losses) on investments	(25,263)
NET ASSETS	$189,206,368
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	189,231,631
Net Asset Value (offering and redemption price per share)	$1.00

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2017

INVESTMENT INCOME:
Interest	$627,255
EXPENSES:
Advisory fees	707,774
Management services fees	94,369
Administration fees	35,006
Transfer agency fees	50,359
Custody fees	13,555
Fund accounting fees	39,899
Trustee fees	2,783
Compliance services fees	1,000
Printing fees	60,554
Other fees	69,518
Total Gross Expenses before reductions	1,074,817
Expenses reduced and reimbursed by the Advisor	(466,592)
TOTAL NET EXPENSES	608,225
NET INVESTMENT INCOME	19,030
REALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(33,640)
NET REALIZED GAINS (LOSSES) ON INVESTMENTS	(33,640)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(14,610)

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Government Money Market :: 309

Statements of Changes in Net Assets

	Six Months Ended June 30, 2017 (unaudited)	Year Ended December 31, 2016
FROM INVESTMENT ACTIVITES:
OPERATIONS:
Net investment income	$19,030	$28,025
Net realized gains (losses) on investments	(33,640)	9,817
Change in net assets resulting from operations	(14,610)	37,842
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(19,030)	(41,087)
Change in net assets resulting from distributions	(19,030)	(41,087)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	1,534,987,271	2,533,007,429
Distributions reinvested	19,030	41,087
Value of shares redeemed	(1,465,865,093)	(2,611,298,667)
Change in net assets resulting from capital transactions	69,141,208	(78,250,151)
Change in net assets	69,107,568	(78,253,396)
NET ASSETS:
Beginning of period	120,098,800	198,352,196
End of period	$189,206,368	$120,098,800
SHARE TRANSACTIONS:
Issued	1,534,987,271	2,533,007,429
Reinvested	19,030	41,087
Redeemed	(1,465,865,093)	(2,611,298,667)
Change in shares	69,141,208	(78,250,151)

See accompanying notes to financial statements.

310 :: ProFund VP Government Money Market :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2017 (unaudited)		Year Ended Dec. 31, 2016		Year Ended Dec. 31, 2015		Year Ended Dec. 31, 2014		Year Ended Dec. 31, 2013		Year Ended Dec. 31, 2012
Net Asset Value, Beginning of Period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000
Investment Activities:
Net investment income	—	(a)	—	(a)	—	(a)	—	(a)	—	(a)	— (a)
Net realized gains (losses) on investments	—	(a)	—	(a)	—	(a)	—	(a)	—	(a)	—
Total income from investment activities	—	(a)	—	(a)	—	(a)	—	(a)	—	(a)	— (a)
Distributions to Shareholders From:
Net investment income	—	(a)	—	(a)	—	(a)	—	(a)	—	(a)	— (a)
Net Asset Value, End of Period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000
Total Return	0.01	%(b)	0.02%		0.02%		0.02%		0.02%		0.02%
Ratios to Average Net Assets:
Gross expenses(c)	1.14%		1.14%		1.17%		1.13%		1.12%		1.41%
Net expenses(c)(d)	0.64%		0.29%		0.06%		—	(e)	0.01%		0.09%
Net investment income(c)	0.02%		0.01%		0.02%		0.02%		0.02%		0.02%
Supplemental Data:
Net assets, end of period (000’s)	$189,206		$120,099		$198,352		$130,026		$188,760		$203,447

(a)              Amount is less than $0.0005.

(b)             Not annualized for periods less than one year.

(c)              Annualized for periods less than one year.

(d)             The expense ratio for the period reflects the reduction of certain expenses to maintain a certain minimum net yield.

(e)              Amount is less than 0.005%.

See accompanying notes to financial statements.

Notes to Financial Statements

312 :: Notes to Financial Statements :: June 30, 2017 (unaudited)

1. Organization

ProFunds (the “Trust”) consists of 112 separate investment portfolios and is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”) and thus follows accounting and reporting guidance for investment companies. The Trust is organized as a Delaware statutory trust and is authorized to issue an unlimited number of shares of beneficial interest of no par value which may be issued in more than one class or series. These accompanying financial statements relate to the portfolios of the Trust included in this report (collectively, the “ProFunds VP” and individually, a “ProFund VP”). The ProFunds VP, excluding ProFund VP Government Money Market, are referred to as the “non-money market ProFunds VP.” Each non-money market ProFund VP, other than ProFund VP Large-Cap Value, ProFund VP Large-Cap Growth, ProFund VP Mid-Cap Value, ProFund VP Mid-Cap Growth, ProFund VP Small-Cap Value, ProFund VP Small-Cap Growth, ProFund VP Europe 30, ProFund VP Consumer Services, ProFund VP Industrials, ProFund VP Real Estate and ProFund VP Utilities, is classified as non-diversified under the 1940 Act. Each ProFund VP has one class of shares.

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust and ProFunds VP’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the ProFunds VP.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by each ProFund VP in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. The actual results could differ from those estimates.

Investment Valuation

The ProFunds VP record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 3.

Repurchase Agreements

Each ProFund VP may enter into repurchase agreements with financial institutions in pursuit of its investment objective, as “cover” for the investment techniques it employs, or for liquidity purposes. Repurchase agreements are primarily used by the ProFunds VP as short-term investments for cash positions. Under a repurchase agreement, a ProFund VP purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year.

The ProFunds VP follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions generally with major, global financial institutions whose creditworthiness is continuously monitored by ProFund Advisors LLC (the “Advisor”). In addition, the value of the collateral underlying the repurchase agreement is required to be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. Funds within both the Trust and Access One Trust (an affiliated trust) invest in repurchase agreements jointly. Each ProFund VP, therefore, holds a pro rata share of the collateral and interest income based upon the dollar amount of the repurchase agreements entered into by each ProFund VP. The collateral underlying the repurchase agreement is held by the ProFund VP’s custodian. In the event of a default or bankruptcy by a selling financial institution, a ProFund VP will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the ProFund VP could suffer a loss. A ProFund VP also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the ProFund VP expected to receive under the repurchase agreement. During periods of high demand for repurchase agreements, the ProFunds VP may be unable to invest available cash in these instruments to the extent desired by the Advisor.

Information concerning the counterparties, value of, collateralization and amounts due under Repurchase Agreement transactions may be found in the table below.

As of June 30, 2017, the ProFunds VP had undivided interest in joint repurchase agreements with the following counterparties, for the time periods and rates indicated. Amounts shown in the table below represent principal amount, cost and value for each respective repurchase agreement.

Fund Name	HSBC Securities (USA), Inc., 0.98% dated 6/30/17, due 7/3/17(1)	RBC Capital Markets, LLC, 1.00% dated 6/30/17, due 7/3/17(2)	RBS Securities, Inc., 0.97% dated 6/30/17, due 7/3/17(3)	Societe’ Generale, 1.05% dated 6/30/17, due 7/3/17(4)	UMB Bank N.A., 0.98% dated 6/30/17, due 7/3/17(5)
ProFund VP Bull	$9,662,000	$8,455,000	$7,172,000	$7,246,000	$586,000
ProFund VP Mid-Cap	4,653,000	4,071,000	3,453,000	3,489,000	286,000

June 30, 2017 (unaudited) :: Notes to Financial Statements :: 313

Fund Name	HSBC Securities (USA), Inc., 0.98% dated 6/30/17, due 7/3/17(1)	RBC Capital Markets, LLC, 1.00% dated 6/30/17, due 7/3/17(2)	RBS Securities, Inc., 0.97% dated 6/30/17, due 7/3/17(3)	Societe’ Generale, 1.05% dated 6/30/17, due 7/3/17(4)	UMB Bank N.A., 0.98% dated 6/30/17, due 7/3/17(5)
ProFund VP Small-Cap	$2,514,000	$2,200,000	$1,865,000	$1,885,000	$158,000
ProFund VP Dow 30	1,255,000	1,098,000	932,000	941,000	81,000
ProFund VP NASDAQ-100	10,369,000	9,074,000	7,697,000	7,777,000	632,000
ProFund VP Mid-Cap Growth	5,000	5,000	4,000	4,000	2,000
ProFund VP Small-Cap Value	23,000	20,000	17,000	17,000	2,000
ProFund VP Asia 30	35,000	31,000	26,000	26,000	4,000
ProFund VP International	3,441,000	3,011,000	2,554,000	2,581,000	215,000
ProFund VP Emerging Markets	1,074,000	940,000	797,000	806,000	69,000
ProFund VP Japan	2,998,000	2,623,000	2,225,000	2,248,000	183,000
ProFund VP UltraBull	1,402,000	1,227,000	1,040,000	1,052,000	90,000
ProFund VP UltraMid-Cap	4,113,000	3,599,000	3,053,000	3,085,000	253,000
ProFund VP UltraSmall-Cap	4,047,000	3,541,000	3,004,000	3,034,000	252,000
ProFund VP UltraNASDAQ-100	6,725,000	5,884,000	4,992,000	5,044,000	414,000
ProFund VP Bear	1,458,000	1,275,000	1,082,000	1,093,000	94,000
ProFund VP Short Mid-Cap	142,000	126,000	106,000	107,000	14,000
ProFund VP Short Small-Cap	759,000	663,000	562,000	568,000	51,000
ProFund VP Short Dow 30	4,000	3,000	3,000	3,000	4,000
ProFund VP Short NASDAQ-100	875,000	766,000	649,000	657,000	58,000
ProFund VP Short International	177,000	155,000	131,000	132,000	16,000
ProFund VP Short Emerging Markets	200,000	175,000	149,000	150,000	18,000
ProFund VP UltraShort Dow 30	2,000	1,000	1,000	1,000	6,000
ProFund VP UltraShort NASDAQ-100	107,000	93,000	79,000	80,000	13,000
ProFund VP Banks	6,000	5,000	4,000	4,000	3,000
ProFund VP Basic Materials	14,000	13,000	11,000	11,000	2,000
ProFund VP Biotechnology	25,000	22,000	18,000	19,000	3,000
ProFund VP Consumer Services	38,000	33,000	28,000	28,000	4,000
ProFund VP Financials	91,000	79,000	67,000	68,000	8,000
ProFund VP Health Care	16,000	14,000	12,000	12,000	2,000
ProFund VP Industrials	10,000	8,000	7,000	7,000	3,000
ProFund VP Internet	33,000	29,000	24,000	24,000	4,000
ProFund VP Oil & Gas	25,000	22,000	19,000	19,000	4,000
ProFund VP Precious Metals	7,628,000	6,674,000	5,663,000	5,721,000	465,000
ProFund VP Real Estate	—	—	—	—	1,000
ProFund VP Semiconductor	5,000	4,000	3,000	3,000	3,000
ProFund VP Telecommunications	1,000	1,000	1,000	1,000	1,000
ProFund VP U.S. Government Plus	5,714,000	4,999,000	4,241,000	4,285,000	350,000
ProFund VP Rising Rates Opportunity	2,840,000	2,484,000	2,107,000	2,129,000	177,000
ProFund VP Falling U.S. Dollar	152,000	134,000	113,000	114,000	16,000
ProFund VP Government Money Market	54,530,000	47,714,000	40,480,000	40,897,000	3,285,000
	$127,168,000	$111,271,000	$94,391,000	$95,368,000	$7,832,000

Each Repurchase Agreement was fully collateralized by U.S. government and/or agency securities as of June 30, 2017 as follows:

(1)         U.S. Treasury Separate Trading of Registered Interest and Principal of Securities (STRIPS), effective yield or interest rate in effect at June 30, 2017, 2.848%, due 2/15/40, total value $ 129,732,083.

(2)         U.S. Treasury Inflation-Protected Securities (TIPS), 0.125%, due 4/15/19 to 4/15/20, which had an aggregate value of $ 113,500,727.

(3)         U.S. Treasury Notes, 1.875% to 2.125%, due 1/31/22 to 3/31/24, which had an aggregate value of $ 96,283,464.

(4)         U.S. Treasury Inflation-Protected Securities (TIPS), 0.125%, due 4/15/20, total value $ 97,279,533.

(5)         U.S. Treasury Notes, 0.50% to 1.625%, due 7/31/17 to 5/15/26, Federal Home Loan Banks, 1.25% to 2.50%, due 6/8/18 to 12/8/23, which had an aggregate value of $ 8,025,975.

Depositary Receipts

Certain non-money market ProFunds VP may invest in American Depositary Receipts (“ADRs”), New York Shares (“NYSs”) and Global Depositary Receipts (“GDRs”). ADRs represent the right to receive securities of foreign issuers deposited in a bank or corresponding bank. ADRs are an alternative to purchasing the underlying securities in their national markets and currencies. For many foreign securities, U.S. dollar-denominated ADRs, which are traded in the United States on exchanges or over-the-counter (“OTC”), are issued by domestic banks. NYSs (or “direct shares”) are foreign stocks denominated in U.S. dollars that trade on American exchanges without being converted to ADRs. GDRs are receipts for shares in a foreign-based corporation traded in capital markets around the world.

Real Estate Investment Trusts

Certain non-money market ProFunds VP may invest in real estate investment trusts (“REITS”) which report information on the source of their distributions annually. REITS are dependent upon management skill, are not diversified and are subject to heavy cash

314 :: Notes to Financial Statements :: June 30, 2017 (unaudited)

flow dependency, default by borrowers, self-liquidation, the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended, and the possibility of failing to maintain exempt status under the 1940 Act. Certain distributions received from REITS during the year are recorded as realized gains or return of capital when such information becomes known.

Derivative Instruments

In seeking to achieve each ProFund VP’s investment objective, the Advisor uses a mathematical approach to investing. Using this approach, the Advisor determines the type, quantity and mix of investment positions, including derivative instruments such as futures contracts, forward currency contracts and swap agreements, that a ProFund VP should hold to approximate the daily performance, inverse performance, or multiple thereof, as applicable, of its benchmark. All derivative instruments held during the period ended June 30, 2017, were utilized to gain exposure or inverse exposure to each ProFund VP’s benchmark (e.g., index, etc.) to meet its investment objective.

Each non-money market ProFund VP, other than the Classic ProFunds VP, the Sector ProFunds VP and the ProFund VP Falling U.S. Dollar, does not seek to achieve its investment objective over a period of time greater than a single day.

All open derivative positions at period end are reflected on each respective ProFund VP’s Schedule of Portfolio Investments. The volume associated with derivative positions varies on a daily basis as each ProFund VP transacts in derivative contracts in order to achieve the appropriate exposure, as expressed in notional amount (contract value for forward currency contracts), in comparison to net assets consistent with each ProFund VP’s investment objective.

Certain ProFunds VP utilized a varying level of derivative instruments in conjunction with the investment securities to meet their investment objective during the period ended June 30, 2017. With the exception of the ProFunds VP listed below, the notional amount of open derivative positions relative to each ProFund VP’s net assets at year end is generally representative of the notional amount of open positions to net assets throughout the year. The volume associated with derivative positions in the ProFund VP UltraBull, ProFund VP Banks, ProFund VP Biotechnology, ProFund VP Pharmaceuticals, ProFund VP Semiconductor and ProFund VP Telecommunications was 151%, 8%, 9%, 12%, 8% and 17%, respectively, based on average monthly notional amounts in comparison to net assets during the period ended June 30, 2017.

In connection with its management of certain series of the Trust included in this report (ProFund VP UltraShort Dow 30 and ProFund VP UltraShort NASDAQ-100 (the “Commodity Pools”)), the Advisor is registered as a commodity pool operator (a “CPO”) and the Commodity Pools are commodity pools under the Commodity Exchange Act (the “CEA”). The Advisor also registered as a commodity trading advisor (a “CTA”) under the CEA as a result of its role as subadvisor to funds outside the Trust. Accordingly, the Advisor is subject to registration and regulation as a CPO and CTA under the CEA, and must comply with various regulatory requirements under the CEA and the rules and regulations of the Commodity Futures Trading Commission (“CFTC”) and the National Futures Association (“NFA”), including investor protection requirements, antifraud provisions, disclosure requirements and reporting and recordkeeping requirements. The Advisor is also subject to periodic inspections and audits by the CFTC and NFA. Compliance with these regulatory requirements could adversely affect the Commodity Pools’ total return. In this regard, any further amendment to the CEA or its related regulations that subject the Advisor or the Commodity Pools to additional regulation may have adverse impacts on the Commodity Pools’ operations and expenses.

The following is a description of the derivative instruments utilized by the ProFunds VP, including certain risks related to each instrument type.

Futures Contracts

Each non-money market ProFund VP may purchase or sell futures contracts as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A cash-settled futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the final settlement price of a specific futures contract and the price at which the agreement is made. No physical delivery of the underlying asset is made.

Each ProFund VP generally engages in closing or offsetting transactions before final settlement of a futures contract, wherein a second identical futures contract is sold to offset a long position (or bought to offset a short position). In such cases, the obligation is to deliver (or take delivery of) cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the price of the offsetting transaction and the price at which the original contract was entered into. If the original position entered into is a long position (futures contract purchased), there will be a gain (loss) if the offsetting sell transaction is carried out at a higher (lower) price, inclusive of commissions. If the original position entered into is a short position (futures contract sold), there will be a gain (loss) if the offsetting buy transaction is carried out at a lower (higher) price, inclusive of commissions.

Whether a ProFund VP realizes a gain or loss from futures activities depends generally upon movements in the underlying currency, commodity, security or index. The extent of a ProFund VP’s loss from an unhedged short position in futures contracts is potentially unlimited and investors may lose the amount that they invest plus any profits recognized on that investment. Each ProFund VP will engage in transactions in futures contracts that are traded on a U.S. exchange or board of trade or that have been approved for sale in the U.S. by the CFTC.

Upon entering into a futures contract, each ProFund VP will be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 5% to 10% of the contract amount for equity index futures and in the range of approximately 1% to 3% of the contract amount for treasury futures (this amount is subject to change by the exchange on which the contract is traded). This amount, known as “initial margin,” is in the nature of a performance bond or good faith deposit on the contract and is returned to the ProFund VP upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as “variation margin,” to and from the broker will be made daily as

June 30, 2017 (unaudited) :: Notes to Financial Statements :: 315 the price of the asset underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking-to-market.” At any time prior to expiration of a futures contract, a ProFund VP may elect to close its position by taking an opposite position, which will operate to terminate the ProFund VP’s existing position in the contract.

The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of futures and the market value of the underlying assets, and the possibility of an illiquid market for a futures contract. Although each ProFund VP intends to sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting a ProFund VP to substantial losses. If trading is not possible, or if a ProFund VP determines not to close a futures position in anticipation of adverse price movements, the ProFund VP will be required to make daily cash payments of variation margin. The risk that the ProFund VP will be unable to close out a futures position will be minimized by entering into such transactions on a national exchange with an active and liquid secondary market. In addition, although the counterparty to a futures contract is often a clearing organization, backed by a group of financial institutions, there may be instances in which the counterparty could fail to perform its obligations, causing significant losses to a ProFund VP.

Forward Currency Contracts

The ProFund VP Falling U.S. Dollar may invest in forward currency contracts for investment or risk management purposes. A forward currency contract is an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into on the interbank market conducted directly between currency traders (usually large commercial banks) and their customers.

It is possible that, under certain circumstances, this ProFund VP may have to limit its currency transactions to qualify as a “regulated investment company” (“RIC”) under the Internal Revenue Code. The ProFund VP Falling U.S. Dollar does not intend to enter into a forward currency contract with a term of more than one year, or to engage in position hedging with respect to the currency of a particular country to more than the aggregate market value (at the time the hedging transaction is entered into) of their portfolio securities denominated in (or quoted in or currently convertible into or directly related through the use of forward currency contracts in conjunction with money market instruments to) that particular currency.

At or before the maturity of a forward currency contract, the ProFund VP Falling U.S. Dollar may either sell a portfolio security and make delivery of the currency, or retain the security and terminate its contractual obligation to deliver the currency by buying an “offsetting” contract obligating it to buy, on the same maturity date, the same amount of the currency. If this ProFund VP engages in an offsetting transaction, it may later enter into a new forward currency contract to sell the currency.

If the ProFund VP Falling U.S. Dollar engages in offsetting transactions it will incur a gain or loss, to the extent that there has been movement in forward currency contract prices. If forward prices go down during the period between the date the ProFund VP Falling U.S. Dollar enters into a forward currency contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the ProFund VP will realize a gain to the extent that the price of ProFund VP currency it has agreed to sell exceeds the price of the currency it has agreed to buy. If forward prices go up, the ProFund VP will suffer a loss to the extent the price of the currency it has agreed to buy exceeds the price of the currency it has agreed to sell.

The ProFund VP Falling U.S. Dollar collateralizes forward currency contracts with cash and certain securities as indicated on the Statement of Assets and Liabilities and the Schedule of Portfolio Investments, respectively. Such collateral is held for the benefit of the counterparty in a segregated tri-party account at the custodian, to protect the counterparty against non-payment by the ProFund VP. Similarly, the ProFund VP Falling U.S. Dollar has sought to mitigate credit risk by generally requiring that the counterparties to the ProFund VP post collateral for the benefit of the ProFund VP in a segregated account at the custodian, marked to market daily, in an amount equal to what the counterparty owes the ProFund VP, subject to certain minimum thresholds. In the event of a default by the counterparty, the ProFund VP will seek withdrawal of this collateral from the segregated account and may incur certain costs exercising its right with respect to the collateral. If a counterparty becomes bankrupt or fails to perform its obligations, the ProFund VP Falling U.S. Dollar may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The ProFund VP Falling U.S. Dollar may obtain only limited recovery or may obtain no recovery in such circumstances. The ProFund VP Falling U.S. Dollar will enter into forward currency contracts only with financial institutions that meet the credit quality standards and monitoring policies established by the Advisor. As of June 30, 2017, there was no collateral posted by counterparties.

Swap Agreements

Each non-money market ProFund VP may enter into swap agreements to gain exposure to an underlying asset without actually purchasing such asset (or shorting such asset), or to hedge a position, including in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular pre-determined investments or instruments. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or increase in value of a particular dollar amount invested in a “basket” of securities or an ETF representing a

316 :: Notes to Financial Statements :: June 30, 2017 (unaudited)

particular index or group of securities. On a typical long swap, the counterparty will generally agree to pay the ProFund VP the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular underlying assets (e.g., securities comprising the relevant benchmark index), plus the dividends or interest that would have been received on those assets. The ProFund VP will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such assets, plus, in certain circumstances, commissions or trading spreads on the notional amount. Therefore, the return to the ProFund VP on any swap agreement should be the gain or loss on the notional amount plus dividends or interest on the assets less the interest paid by the ProFund VP on the notional amount. As a trading technique, the Advisor may substitute physical securities with a swap agreement having investment characteristics substantially similar to the underlying securities. Some ProFunds VP may also enter into swap agreements that provide the opposite return of their benchmark or security (“short” the benchmark or security). Their operations are similar to that of the swaps disclosed above except that the counterparty pays interest to each ProFund VP on the notional amount outstanding and that dividends or interest on the underlying instruments reduce the value of the swap, plus, in certain instances, each ProFund VP will agree to pay to the counterparty commissions or trading spreads on the notional amount.

Most swap agreements entered into by a ProFund VP calculate and settle the obligations of the parties to the agreement on a “net basis” with a single payment. Consequently, a ProFund VP’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). When investing in index swap agreements, the ProFunds VP may hold or gain exposure to only a representative sample of securities in the index, or to a component of the index.

A ProFund VP’s current obligations under a swap agreement, will be accrued daily (offset against any amounts owed to the ProFund VP) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating or earmarking cash and/or securities determined to be liquid, but typically no payments will be made until the settlement date. Each ProFund VP reserves the right to modify its asset segregation policies in the future, including modifications to comply with any changes in the positions articulated by the SEC or its staff regarding asset segregation. Swap agreements that cannot be terminated of in the ordinary course of business within seven days at approximately the amount a ProFund VP has valued the asset may be considered to be illiquid for purposes of a ProFund VP’s illiquid investment limitations.

A ProFund VP bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If such a default occurs, a ProFund VP will have contractual remedies pursuant to the swap agreements, but such remedies may be subject to bankruptcy and insolvency laws that could affect the ProFund VP’s rights as a creditor. A ProFund VP will only enter into swap agreements with counterparties that meet the ProFund VP’s standard of creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the ProFund VP’s repurchase agreement guidelines). The counterparty to an uncleared swap agreement will typically be a major, global financial institution.

Payments may be made at the conclusion of a swap agreement. Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that a ProFund VP is contractually obligated to make. If the other party to a swap agreement defaults, a ProFund VP’s risk of loss consists of the net amount of payments that such ProFund VP is contractually entitled to receive, if any. The net amount of the excess, if any, of a ProFund VP’s obligations over its entitlements with respect to each equity swap will be accrued on a daily basis and an amount of cash or liquid assets, having an aggregate NAV at least equal to such accrued excess will be earmarked or segregated by a ProFund VP’s custodian.

In the normal course of business, a ProFund VP enters into International Swap Dealers Association, Inc. (“ISDA”) agreements with certain counterparties for derivative transactions. These agreements contain, among other conditions, events of default and termination events, and various covenants and representations. Certain of the ProFund VP’s ISDA agreements contain provisions that require the ProFund VP to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the ProFund VP’s NAV over specific periods of time, which may or may not be exclusive of redemptions. If the ProFund VP were to trigger such provisions and have open derivative positions, at that time counterparties to the ISDA agreements could elect to terminate such ISDA agreements and request immediate payment in an amount equal to the net liability positions, if any, under the relevant ISDA agreement. Pursuant to the terms of its ISDA agreements, the ProFund VP will have already collateralized its liability under such agreements, in some cases only in excess of certain threshold amounts. The ProFunds VP seek to mitigate risks by generally requiring that the counterparties for each ProFund VP agree to post collateral for the benefit of the ProFund VP, marked to market daily, in an amount approximately equal to what the counterparty owes the ProFund VP, subject to certain minimum thresholds, although the ProFunds VP may not always be successful. To the extent any such collateral is insufficient or there are delays in accessing the collateral, the ProFunds VP will be exposed to the risks described above, including possible delays in recovering amounts as a result of bankruptcy proceedings. As of June 30, 2017, the collateral posted by counterparties consisted of U.S. Treasury securities and cash. This collateral is included in the table below under the “Summary of Derivative Instruments” header.

The use of swaps is a highly specialized activity which involves investment techniques and risks in addition to and in some cases different from those associated with ordinary portfolio securities transactions. The primary risks associated with the use of swap agreements are mispricing or improper valuation, imperfect correlation between movements in the notional amount and the price of the underlying investments, and the inability of the counterparties to perform. If a counterparty’s creditworthiness for an over-the-counter swap declines, the value of the swap would likely decline. The Advisor, under the supervision of the Trust’s

June 30, 2017 (unaudited) :: Notes to Financial Statements :: 317

Board of Trustees, is responsible for determining and monitoring the liquidity of a ProFund VP’s transactions in swap agreements.

Offsetting Assets and Liabilities

The ProFunds VP are subject to master netting agreements for swap agreements and forward currency contracts that allow for amounts owed between the ProFund VP and the counterparty to be netted upon early termination. The party that has the larger payable pays the excess of the larger amount over the smaller amount to the other party. The master netting agreements do not apply to amounts owed to/from different counterparties.

As described above, the ProFunds VP utilize derivative instruments to achieve their investment objective during the period. The amounts shown in the Statements of Assets and Liabilities generally do not take into consideration the effects of legally enforceable master netting agreements.

Summary of Derivative Instruments

The following table summarizes the fair values of derivative instruments on the ProFund VP’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2017.

	Assets			Liabilities
Fund	Variation Margin on Futures Contracts*	Unrealized Gain on Swap Agreements	Unrealized Appreciation on Forward Currency Contracts	Variation Margin on Futures Contracts*	Unrealized Loss on Swap Agreements	Unrealized Depreciation on Forward Currency Contracts
Equity Risk Exposure:
ProFund VP Bull	$—	$37,077	$—	$75,401	$—	$—
ProFund VP Mid-Cap	30,954	58,473	—	—	—	—
ProFund VP Small-Cap	—	77,199	—	—	—	—
ProFund VP Dow 30	—	11,441	—	—	—	—
ProFund VP NASDAQ-100	—	15,226	—	383,283	48,203	—
ProFund VP International	—	—	—	—	26,211	—
ProFund VP Emerging Markets	—	9,745	—	—	—	—
ProFund VP Japan	—	—	—	20,447	—	—
ProFund VP UltraBull	—	298,085	—	5,484	—	—
ProFund VP UltraMid-Cap	15,946	246,288	—	—	—	—
ProFund VP UltraSmall-Cap	48,523	252,190	—	—	—	—
ProFund VP UltraNASDAQ-100	—	—	—	634,073	373,629	—
ProFund VP Bear	4,928	—	—	—	5,432	—
ProFund VP Short Mid-Cap	—	—	—	—	3,174	—
ProFund VP Short Small-Cap	—	—	—	4,982	19,690	—
ProFund VP Short Dow 30	—	—	—	—	31	—
ProFund VP Short NASDAQ-100	18,912	8,566	—	—	—	—
ProFund VP Short International	—	1,088	—	—	—	—
ProFund VP Short Emerging Markets	—	—	—	—	3,963	—
ProFund VP UltraShort Dow 30	—	—	—	—	41	—
ProFund VP UltraShort NASDAQ-100	4,728	2,135	—	—	—	—
ProFund VP Banks	—	—	—	—	348	—
ProFund VP Biotechnology	—	—	—	—	2,094	—
ProFund VP Pharmaceuticals	—	—	—	—	816	—
ProFund VP Precious Metals	—	—	—	—	1,035,729	—
ProFund VP Semiconductor	—	—	—	—	240	—
ProFund VP Telecommunications	—	—	—	—	540	—
Foreign Exchange Rate Risk Exposure:
ProFund VP Falling U.S. Dollar	—	—	19,364	—	—	17,416
Interest Rate Risk Exposure:
ProFund VP U.S. Government Plus	—	323,717	—	—	30,518	—
ProFund VP Rising Rates Opportunity	—	93,938	—	—	—	—

*                 Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedules of Portfolio Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

318 :: Notes to Financial Statements :: June 30, 2017 (unaudited)

The following table presents the effect of derivative instruments on the ProFund VP’s Statement of Operations, categorized by risk exposure, for the period ended June 30, 2017.

	Realized Gain (Loss) on Derivatives Recognized as a Result from Operations			Net Change in Unrealized Appreciation/ Depreciation on Derivatives Recognized as a Result from Operations
Fund	Net Realized Gains (Losses) on Futures Contracts	Net Realized Gains (Losses) on Swap Agreements	Net Realized Gains (Losses) on Forward Currency Contracts	Change in Net Unrealized Appreciation/Depreciation on Investments
Equity Risk Exposure:
ProFund VP Bull	$1,870,167	$1,292,662	$—	$141,389
ProFund VP Mid-Cap	198,606	1,488,658	—	345,803
ProFund VP Small-Cap	24,576	133,286	—	292,965
ProFund VP Dow 30	—	14,559	—	27,794
ProFund VP NASDAQ-100	1,675,345	1,967,597	—	(131,807)
ProFund VP International	—	974,577	—	(38,705)
ProFund VP Emerging Markets	—	296,506	—	11,814
ProFund VP Japan	923,804	—	—	(386,239)
ProFund VP UltraBull	218,861	4,172,447	—	665,823
ProFund VP UltraMid-Cap	136,472	1,718,538	—	748,415
ProFund VP UltraSmall-Cap	224,143	1,190,764	—	989,297
ProFund VP UltraNASDAQ-100	2,899,712	14,872,386	—	839,633
ProFund VP Bear	(111,869)	(351,928)	—	(63,362)
ProFund VP Short Mid-Cap	—	(44,391)	—	(124)
ProFund VP Short Small-Cap	(10,912)	(21,147)	—	(51,620)
ProFund VP Short Dow 30	—	(1,441)	—	(236)
ProFund VP Short NASDAQ-100	(81,845)	(413,970)	—	(39,227)
ProFund VP Short International	—	(110,048)	—	3,608
ProFund VP Short Emerging Markets	—	(251,048)	—	(6,304)
ProFund VP UltraShort Dow 30	—	(64,039)	—	(212)
ProFund VP UltraShort NASDAQ-100	(32,525)	(207,215)	—	(19,276)
ProFund VP Banks	—	25,621	—	48
ProFund VP Biotechnology	—	240,794	—	(42)
ProFund VP Pharmaceuticals	—	100,253	—	54
ProFund VP Precious Metals	—	1,911,078	—	(1,063,279)
ProFund VP Semiconductor	—	(7,611)	—	(36)
ProFund VP Telecommunications	—	164,239	—	408
Foreign Exchange Rate Risk Exposure:
ProFund VP Falling U.S. Dollar	—	—	31,752	15,706
Interest Rate Risk Exposure:
ProFund VP U.S. Government Plus	27,782	1,333,874	—	148,972
ProFund VP Rising Rates Opportunity	(6,905)	(1,235,197)	—	238,191

Asset (Liability) amounts shown in the table below represent amounts owed to (by) the ProFunds VP for swap agreements and forward currency contracts at June 30, 2017. These amounts may be collateralized by cash or financial instruments, segregated for the benefit of the ProFunds VP or the counterparties, depending on whether the related contracts are in an appreciated or depreciated position at period end. Amounts shown in the column labeled “Net Amount” represent the un-collateralized portions of these amounts at period end. Any un-collateralized amounts are due to timing differences related to market movements or subject to certain minimum thresholds for collateral movement, as further described above.

	Gross Amounts Not Offset in the Statement of Assets and Liabilities*
	Gross Asset (Liability) as presented in the Statement of Assets and Liabilities	Financial Instruments (Received) Pledged**	Cash Collateral (Received) Pledged**	Net Amount
ProFund VP Bull
Swap Agreements — Goldman Sachs International	$26,844	$(26,844)	$—	$—
Swap Agreements — UBS AG	10,233	—	—	10,233
ProFund VP Mid-Cap
Swap Agreements — Goldman Sachs International	40,124	(40,124)	—	—
Swap Agreements — UBS AG	18,349	—	—	18,349

June 30, 2017 (unaudited) :: Notes to Financial Statements :: 319

	Gross Amounts Not Offset in the Statement of Assets and Liabilities*
	Gross Asset (Liability) as presented in the Statement of Assets and Liabilities	Financial Instruments (Received) Pledged**	Cash Collateral (Received) Pledged**	Net Amount
ProFund VP Small-Cap
Swap Agreements — Goldman Sachs International	$43,193	$(43,193)	$—	$—
Swap Agreements — UBS AG	34,006	—	—	34,006
ProFund VP Dow 30
Swap Agreements — Goldman Sachs International	41	—	—	41
Swap Agreements — UBS AG	11,400	—	—	11,400
ProFund VP NASDAQ-100
Swap Agreements — Goldman Sachs International	(48,203)	48,203	—	—
Swap Agreements — UBS AG	15,226	—	(15,226)	—
ProFund VP International
Swap Agreements — Goldman Sachs International	(9,988)	9,988	—	—
Swap Agreements — UBS AG	(16,223)	16,223	—	—
ProFund VP Emerging Markets
Swap Agreements — Goldman Sachs International	940	—	—	940
Swap Agreements — UBS AG	8,805	—	—	8,805
ProFund VP UltraBull
Swap Agreements — Goldman Sachs International	205,270	(205,270)	—	—
Swap Agreements — UBS AG	92,815	—	(92,815)	—
ProFund VP UltraMid-Cap
Swap Agreements — Goldman Sachs International	113,209	(113,209)	—	—
Swap Agreements — UBS AG	133,079	—	(133,079)	—
ProFund VP UltraSmall-Cap
Swap Agreements — Goldman Sachs International	145,014	(145,014)	—	—
Swap Agreements — UBS AG	107,176	—	(107,176)	—
ProFund VP UltraNASDAQ-100
Swap Agreements — Goldman Sachs International	(184,765)	184,765	—	—
Swap Agreements — UBS AG	(188,864)	188,864	—	—
ProFund VP Bear
Swap Agreements — Goldman Sachs International	(3,427)	3,427	—	—
Swap Agreements — UBS AG	(2,005)	2,005	—	—
ProFund VP Short Mid-Cap
Swap Agreements — Goldman Sachs International	(2,580)	2,580	—	—
Swap Agreements — UBS AG	(594)	594	—	—
ProFund VP Short Small-Cap
Swap Agreements — Goldman Sachs International	(13,776)	13,776	—	—
Swap Agreements — UBS AG	(5,914)	5,914	—	—
ProFund VP Short Dow 30
Swap Agreements — Goldman Sachs International	(17)	17	—	—
Swap Agreements — UBS AG	(14)	14	—	—
ProFund VP Short NASDAQ-100
Swap Agreements — Goldman Sachs International	6,576	—	—	6,576
Swap Agreements — UBS AG	1,990	—	—	1,990
ProFund VP Short International
Swap Agreements — Goldman Sachs International	832	—	—	832
Swap Agreements — UBS AG	256	—	—	256
ProFund VP Short Emerging Markets
Swap Agreements — Goldman Sachs International	(1,733)	1,733	—	—
Swap Agreements — UBS AG	(2,230)	2,230	—	—
ProFund VP UltraShort Dow 30
Swap Agreements — Goldman Sachs International	(21)	21	—	—
Swap Agreements — UBS AG	(20)	20	—	—
ProFund VP UltraShort NASDAQ-100
Swap Agreements — Goldman Sachs International	1,148	—	—	1,148
Swap Agreements — UBS AG	987	—	—	987
ProFund VP Banks
Swap Agreements — Goldman Sachs International	(348)	—	—	(348)
ProFund VP Biotechnology
Swap Agreements — Goldman Sachs International	(2,094)	—	—	(2,094)

320 :: Notes to Financial Statements :: June 30, 2017 (unaudited)

	Gross Amounts Not Offset in the Statement of Assets and Liabilities*
	Gross Asset (Liability) as presented in the Statement of Assets and Liabilities	Financial Instruments (Received) Pledged**	Cash Collateral (Received) Pledged**	Net Amount
ProFund VP Pharmaceuticals
Swap Agreements — Goldman Sachs International	$(816)	$—	$—	$(816)
ProFund VP Precious Metals
Swap Agreements — Goldman Sachs International	(464,607)	464,607	—	—
Swap Agreements — UBS AG	(571,122)	571,122	—	—
ProFund VP Semiconductor
Swap Agreements — Goldman Sachs International	(240)	—	—	(240)
ProFund VP Telecommunications
Swap Agreements — Goldman Sachs International	(540)	—	—	(540)
ProFund VP U.S. Government Plus
Swap Agreements — Citibank North America	323,717	(323,717)	—	—
Swap Agreements — Societe’ Generale	(30,518)	30,518	—	—
ProFund VP Rising Rates Opportunity
Swap Agreements — Citibank North America	87,244	—	—	87,244
Swap Agreements — Societe’ Generale	6,694	—	(6,694)	—
ProFund VP Falling U.S. Dollar
Forward Currency Contracts — Goldman Sachs International
Appreciation	10,060
(Depreciation)	(9,591)
Net Appreciation	469	—	—	469
Forward Currency Contracts — UBS AG
Appreciation	9,304
(Depreciation)	(7,825)
Net Appreciation	1,479	—	—	1,479

*                 The actual financial instruments and cash collateral (received) pledged may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the financial instrument disclosed on the Statement of Assets and Liabilities.

**          Financial instruments and cash collateral received are not disclosed on the Statement of Assets and Liabilities because the Fund does not have effective control of this collateral.

Investment Transactions and Related Income

Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date except in the case of depositary receipts, in which case dividends are recorded as soon as such information becomes available. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

Allocations

Expenses directly attributable to a ProFund VP are charged to that ProFund VP, while expenses which are attributable to more than one fund in the Trust, or jointly with an affiliate, are allocated among the respective funds in the Trust and/or affiliate based upon relative net assets or another reasonable basis.

Distributions to Shareholders

Each of the ProFunds VP (except ProFund VP Real Estate, ProFund VP U.S. Government Plus and ProFund VP Government Money Market) intends to declare and distribute net investment income at least annually, if any. ProFund VP Real Estate declares and pays dividends from net investment income quarterly, if any. ProFund VP U.S. Government Plus and ProFund VP Government Money Market declare dividends from net investment income daily, if any, and pay dividends on a monthly basis. Net realized capital gains, if any, will be distributed annually.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, distribution reclassification and equalization), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require a reclassification. The ProFunds VP may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distribution of capital.

June 30, 2017 (unaudited) :: Notes to Financial Statements :: 321

Federal Income Taxes

Each of the ProFunds VP intends to continue to qualify each year as a RIC under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. The ProFunds VP intend to make timely distributions in order to avoid tax liability. Accordingly, no provision for federal income taxes is required in the financial statements. The ProFunds VP have a calendar tax year end.

Management of the ProFunds VP has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken and the ProFunds VP are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Other

Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as “Fees paid indirectly.”

Investment Company Modernization

In October 2016, the Securities and Exchange Commission (SEC) released its Final Rules on Investment Company Reporting Modernization (the “Rules”). The Rules which introduce two new regulatory reporting forms for investment companies — Form N-PORT and Form N-CEN — also contain amendments to Regulation S-X which require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The amendments are effective for filings made with the SEC after August 1, 2017. Management is currently evaluating the impact of the amendments on the ProFunds’ VP financial statements. The adoption will have no effect on the ProFunds’ VP net assets or results of operations.

3. Investment Valuation Summary

The valuation techniques employed by the ProFunds VP, described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These valuation techniques distinguish between market participant assumptions developed based on market data obtained from sources independent of the ProFunds VP (observable inputs) and the ProFunds VPs’ own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The inputs used for valuing the ProFunds VPs’ investments are summarized in the three broad levels listed below:

•                  Level 1—quoted prices in active markets for identical assets

•                  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

•                  Level 3—significant unobservable inputs (including the ProFunds VPs’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. For example, repurchase agreements are generally valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2. Fair value measurements may also require additional disclosure when the volume and level of activity for the asset or liability have significantly decreased, as well as when circumstances indicate that a transaction is not orderly. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust determines transfers between fair value hierarchy levels at the reporting period end.

Security prices are generally valued at their market value using information provided by a third party pricing service or market quotations or other procedures approved by the Trust’s Board of Trustees. The securities in the portfolio of a non-money market ProFund VP, except as otherwise noted, that are listed or traded on a stock exchange or the NASDAQ National Market System (“NASDAQ/NMS”), are valued at the official closing price, if available, or the last sale price, on the exchange or system where the security is principally traded. If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the official closing price, if applicable, on any other exchange or system. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy. If there have been no sales for that day on any exchange or system, the security will be valued using fair value procedures in accordance with procedures approved by the Trust’s Board of Trustees as described below.

Securities regularly traded in the OTC markets, including securities listed on an exchange, but that are primarily traded OTC other than those traded on the NASDAQ/NMS, are generally valued on the basis of the mean between the bid and asked quotes furnished by dealers actively trading those instruments. Fixed-income securities are generally valued according to prices as furnished by an independent pricing service, generally at the mean of the bid and asked quotes for those instruments. Short-term fixed-income securities maturing in sixty days or less may be valued at amortized cost, which approximates market value. For the ProFund VP Government Money Market, investments are valued at amortized cost, in accordance with Rule 2a-7 of the 1940 Act. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant basis to the maturity of the security. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Derivatives are generally valued using independent pricing services and/or agreements with counterparties or other procedures approved by the Trust’s Board of Trustees. Futures contracts are generally valued at their last sale price prior to the time at which the net asset value per share of a ProFund VP is determined and are typically categorized as Level 1 in the fair value hierarchy. Swap agreements are generally valued using independent sources and/or agreements with counterparties. Forward currency contracts are valued at their quoted daily prices obtained from an independent

322 :: Notes to Financial Statements :: June 30, 2017 (unaudited)

pricing service. These valuations are typically categorized as Level 2 in the fair value hierarchy. If there was no sale on that day, fair valuation procedures as described below may be applied.

When the Advisor determines that the market price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a ProFund VP’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Advisor or persons acting at their direction would accurately reflect the price that a ProFund VP could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a ProFund VP may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

For the period ended June 30, 2017, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

A summary of the valuations as of June 30, 2017, based upon the three levels defined above, is included in the table below while the breakdown, by category, of equity securities is disclosed on the Schedule of Portfolio Investments for each ProFund VP:

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
ProFund VP Bull
Common Stocks	$42,193,334	$—	$—	$—	$42,193,334	$—
Repurchase Agreements	—	—	33,121,000	—	33,121,000	—
Futures Contracts	—	(75,401)	—	—	—	(75,401)
Swap Agreements	—	—	—	37,077	—	37,077
Total	$42,193,334	$(75,401)	$33,121,000	$37,077	$75,314,334	$(38,324)
ProFund VP Mid-Cap
Repurchase Agreements	$—	$—	$15,952,000	$—	$15,952,000	$—
Futures Contracts	—	30,954	—	—	—	30,954
Swap Agreements	—	—	—	58,473	—	58,473
Total	$—	$30,954	$15,952,000	$58,473	$15,952,000	$89,427
ProFund VP Small-Cap
Common Stocks	$5,212,341	$—	$—	$—	$5,212,341	$—
Contingent Rights*	—	—	500	—	500	—
Trust**	—	—	—	—	—	—
Repurchase Agreements	—	—	8,622,000	—	8,622,000	—
Swap Agreements	—	—	—	77,199	—	77,199
Total	$5,212,341	$—	$8,622,500	$77,199	$13,834,841	$77,199
ProFund VP Dow 30
Repurchase Agreements	$—	$—	$4,307,000	$—	$4,307,000	$—
Swap Agreements	—	—	—	11,441	—	11,441
Total	$—	$—	$4,307,000	$11,441	$4,307,000	$11,441
ProFund VP NASDAQ-100
Common Stocks	$39,864,095	$—	$—	$—	$39,864,095	$—
Repurchase Agreements	—	—	35,549,000	—	35,549,000	—
Futures Contracts	—	(383,283)	—	—	—	(383,283)
Swap Agreements	—	—	—	(32,977)	—	(32,977)
Total	$39,864,095	$(383,283)	$35,549,000	$(32,977)	$75,413,095	$(416,260)
ProFund VP Large-Cap Value
Common Stocks	$20,110,830	$—	$—	$—	$20,110,830	$—
Total	$20,110,830	$—	$—	$—	$20,110,830	$—
ProFund VP Large-Cap Growth
Common Stocks	$33,125,281	$—	$—	$—	$33,125,281	$—
Total	$33,125,281	$—	$—	$—	$33,125,281	$—

June 30, 2017 (unaudited) :: Notes to Financial Statements :: 323

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
ProFund VP Mid-Cap Value
Common Stocks	$17,250,228	$—	$—	$—	$17,250,228	$—
Total	$17,250,228	$—	$—	$—	$17,250,228	$—
ProFund VP Mid-Cap Growth
Common Stocks	$22,291,728	$—	$—	$—	$22,291,728	$—
Repurchase Agreements	—	—	20,000	—	20,000	—
Total	$22,291,728	$—	$20,000	$—	$22,311,728	$—
ProFund VP Small-Cap Value
Common Stocks	$26,983,522	$—	$—	$—	$26,983,522	$—
Repurchase Agreements	—	—	79,000	—	79,000	—
Total	$26,983,522	$—	$79,000	$—	$27,062,522	$—
ProFund VP Small-Cap Growth
Common Stocks	$29,257,712	$—	$—	$—	$29,257,712	$—
Total	$29,257,712	$—	$—	$—	$29,257,712	$—
ProFund VP Asia 30
Common Stocks	$27,506,381	$—	$—	$—	$27,506,381	$—
Repurchase Agreements	—	—	122,000	—	122,000	—
Total	$27,506,381	$—	$122,000	$—	$27,628,381	$—
ProFund VP Europe 30
Common Stocks	$31,092,296	$—	$—	$—	$31,092,296	$—
Total	$31,092,296	$—	$—	$—	$31,092,296	$—
ProFund VP International
Repurchase Agreements	$—	$—	$11,802,000	$—	$11,802,000	$—
Swap Agreements	—	—	—	(26,211)	—	(26,211)
Total	$—	$—	$11,802,000	$(26,211)	$11,802,000	$(26,211)
ProFund VP Emerging Markets
Common Stocks	$21,405,557	$—	$—	$—	$21,405,557	$—
Preferred Stocks	1,443,536	—	—	—	1,443,536	—
Repurchase Agreements	—	—	3,686,000	—	3,686,000	—
Swap Agreements	—	—	—	9,745	—	9,745
Total	$22,849,093	$—	$3,686,000	$9,745	$26,535,093	$9,745
ProFund VP Japan
Repurchase Agreements	$—	$—	$10,277,000	$—	$10,277,000	$—
Futures Contracts	—	(20,447)	—	—	—	(20,447)
Total	$—	$(20,447)	$10,277,000	$—	$10,277,000	$(20,447)
ProFund VP UltraBull
Common Stocks	$10,126,408	$—	$—	$—	$10,126,408	$—
Repurchase Agreements	—	—	4,811,000	—	4,811,000	—
Futures Contracts	—	(5,484)	—	—	—	(5,484)
Swap Agreements	—	—	—	298,085	—	298,085
Total	$10,126,408	$(5,484)	$4,811,000	$298,085	$14,937,408	$292,601
ProFund VP UltraMid-Cap
Common Stocks	$14,898,685	$—	$—	$—	$14,898,685	$—
Repurchase Agreements	—	—	14,103,000	—	14,103,000	—
Futures Contracts	—	15,946	—	—	—	15,946
Swap Agreements	—	—	—	246,288	—	246,288
Total	$14,898,685	$15,946	$14,103,000	$246,288	$29,001,685	$262,234

324 :: Notes to Financial Statements :: June 30, 2017 (unaudited)

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
ProFund VP UltraSmall-Cap
Common Stocks	$9,590,708	$—	$—	$—	$9,590,708	$—
Contingent Rights*	—	—	1,079	—	1,079	—
Trust**	—	—	—	—	—	—
Repurchase Agreements	—	—	13,878,000	—	13,878,000	—
Futures Contracts	—	48,523	—	—	—	48,523
Swap Agreements	—	—	—	252,190	—	252,190
Total	$9,590,708	$48,523	$13,879,079	$252,190	$23,469,787	$300,713
ProFund VP UltraNASDAQ-100
Common Stocks	$61,124,945	$—	$—	$—	$61,124,945	$—
Repurchase Agreements	—	—	23,059,000	—	23,059,000	—
Futures Contracts	—	(634,073)	—	—	—	(634,073)
Swap Agreements	—	—	—	(373,629)	—	(373,629)
Total	$61,124,945	$(634,073)	$23,059,000	$(373,629)	$84,183,945	$(1,007,702)
ProFund VP Bear
Repurchase Agreements	$—	$—	$5,002,000	$—	$5,002,000	$—
Futures Contracts	—	4,928	—	—	—	4,928
Swap Agreements	—	—	—	(5,432)	—	(5,432)
Total	$—	$4,928	$5,002,000	$(5,432)	$5,002,000	$(504)
ProFund VP Short Mid-Cap
Repurchase Agreements	$—	$—	$495,000	$—	$495,000	$—
Swap Agreements	—	—	—	(3,174)	—	(3,174)
Total	$—	$—	$495,000	$(3,174)	$495,000	$(3,174)
ProFund VP Short Small-Cap
Repurchase Agreements	$—	$—	$2,603,000	$—	$2,603,000	$—
Futures Contracts	—	(4,982)	—	—	—	(4,982)
Swap Agreements	—	—	—	(19,690)	—	(19,690)
Total	$—	$(4,982)	$2,603,000	$(19,690)	$2,603,000	$(24,672)
ProFund VP Short Dow 30
Repurchase Agreements	$—	$—	$17,000	$—	$17,000	$—
Swap Agreements	—	—	—	(31)	—	(31)
Total	$—	$—	$17,000	$(31)	$17,000	$(31)
ProFund VP Short NASDAQ-100
Repurchase Agreements	$—	$—	$3,005,000	$—	$3,005,000	$—
Futures Contracts	—	18,912	—	—	—	18,912
Swap Agreements	—	—	—	8,566	—	8,566
Total	$—	$18,912	$3,005,000	$8,566	$3,005,000	$27,478
ProFund VP Short International
Repurchase Agreements	$—	$—	$611,000	$—	$611,000	$—
Swap Agreements	—	—	—	1,088	—	1,088
Total	$—	$—	$611,000	$1,088	$611,000	$1,088
ProFund VP Short Emerging Markets
Repurchase Agreements	$—	$—	$692,000	$—	$692,000	$—
Swap Agreements	—	—	—	(3,963)	—	(3,963)
Total	$—	$—	$692,000	$(3,963)	$692,000	$(3,963)
ProFund VP UltraShort Dow 30
Repurchase Agreements	$—	$—	$11,000	$—	$11,000	$—
Swap Agreements	—	—	—	(41)	—	(41)
Total	$—	$—	$11,000	$(41)	$11,000	$(41)

June 30, 2017 (unaudited) :: Notes to Financial Statements :: 325

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
ProFund VP UltraShort NASDAQ-100
Repurchase Agreements	$—	$—	$372,000	$—	$372,000	$—
Futures Contracts	—	4,728	—	—	—	4,728
Swap Agreements	—	—	—	2,135	—	2,135
Total	$—	$4,728	$372,000	$2,135	$372,000	$6,863
ProFund VP Banks
Common Stocks	$8,661,180	$—	$—	$—	$8,661,180	$—
Repurchase Agreements	—	—	22,000	—	22,000	—
Swap Agreements	—	—	—	(348)	—	(348)
Total	$8,661,180	$—	$22,000	$(348)	$8,683,180	$(348)
ProFund VP Basic Materials
Common Stocks	$22,004,128	$—	$—	$—	$22,004,128	$—
Repurchase Agreements	—	—	51,000	—	51,000	—
Total	$22,004,128	$—	$51,000	$—	$22,055,128	$—
ProFund VP Biotechnology
Common Stocks	$51,527,048	$—	$—	$—	$51,527,048	$—
Contingent Right	—	—	16,099	—	16,099	—
Repurchase Agreements	—	—	87,000	—	87,000	—
Swap Agreements	—	—	—	(2,094)	—	(2,094)
Total	$51,527,048	$—	$103,099	$(2,094)	$51,630,147	$(2,094)
ProFund VP Consumer Goods
Common Stocks	$20,024,224	$—	$—	$—	$20,024,224	$—
Total	$20,024,224	$—	$—	$—	$20,024,224	$—
ProFund VP Consumer Services
Common Stocks	$29,160,991	$—	$—	$—	$29,160,991	$—
Repurchase Agreements	—	—	131,000	—	131,000	—
Total	$29,160,991	$—	$131,000	$—	$29,291,991	$—
ProFund VP Financials
Common Stocks	$41,324,193	$—	$—	$—	$41,324,193	$—
Repurchase Agreements	—	—	313,000	—	313,000	—
Total	$41,324,193	$—	$313,000	$—	$41,637,193	$—
ProFund VP Health Care
Common Stocks	$53,409,072	$—	$—	$—	$53,409,072	$—
Contingent Right	—	—	4,125	—	4,125	—
Repurchase Agreements	—	—	56,000	—	56,000	—
Total	$53,409,072	$—	$60,125	$—	$53,469,197	$—
ProFund VP Industrials
Common Stocks	$23,073,007	$—	$—	$—	$23,073,007	$—
Repurchase Agreements	—	—	35,000	—	35,000	—
Total	$23,073,007	$—	$35,000	$—	$23,108,007	$—
ProFund VP Internet
Common Stocks	$15,549,539	$—	$—	$—	$15,549,539	$—
Repurchase Agreements	—	—	114,000	—	114,000	—
Total	$15,549,539	$—	$114,000	$—	$15,663,539	$—
ProFund VP Oil & Gas
Common Stocks	$40,983,664	$—	$—	$—	$40,983,664	$—
Repurchase Agreements	—	—	89,000	—	89,000	—
Total	$40,983,664	$—	$89,000	$—	$41,072,664	$—

326 :: Notes to Financial Statements :: June 30, 2017 (unaudited)

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
ProFund VP Pharmaceuticals
Common Stocks	$12,429,466	$—	$—	$—	$12,429,466	$—
Swap Agreements	—	—	—	(816)	—	(816)
Total	$12,429,466	$—	$—	$(816)	$12,429,466	$(816)
ProFund VP Precious Metals
Repurchase Agreements	$—	$—	$26,151,000	$—	$26,151,000	$—
Swap Agreements	—	—	—	(1,035,729)	—	(1,035,729)
Total	$—	$—	$26,151,000	$(1,035,729)	$26,151,000	$(1,035,729)
ProFund VP Real Estate
Common Stocks	$13,189,483	$—	$—	$—	$13,189,483	$—
Repurchase Agreements	—	—	1,000	—	1,000	—
Total	$13,189,483	$—	$1,000	$—	$13,190,483	$—
ProFund VP Semiconductor
Common Stocks	$6,660,861	$—	$—	$—	$6,660,861	$—
Repurchase Agreements	—	—	18,000	—	18,000	—
Swap Agreements	—	—	—	(240)	—	(240)
Total	$6,660,861	$—	$18,000	$(240)	$6,678,861	$(240)
ProFund VP Technology
Common Stocks	$32,588,571	$—	$—	$—	$32,588,571	$—
Total	$32,588,571	$—	$—	$—	$32,588,571	$—
ProFund VP Telecommunications
Common Stocks	$4,449,597	$—	$—	$—	$4,449,597	$—
Repurchase Agreements	—	—	5,000	—	5,000	—
Swap Agreements	—	—	—	(540)	—	(540)
Total	$4,449,597	$—	$5,000	$(540)	$4,454,597	$(540)
ProFund VP Utilities
Common Stocks	$42,525,506	$—	$—	$—	$42,525,506	$—
Total	$42,525,506	$—	$—	$—	$42,525,506	$—
ProFund VP U.S. Government Plus
U.S. Treasury Obligation	$—	$—	$12,035,578	$—	$12,035,578	$—
Repurchase Agreements	—	—	19,589,000	—	19,589,000	—
Swap Agreements	—	—	—	293,199	—	293,199
Total	$—	$—	$31,624,578	$293,199	$31,624,578	$293,199
ProFund VP Rising Rates Opportunity
Repurchase Agreements	$—	$—	$9,737,000	$—	$9,737,000	$—
Swap Agreements	—	—	—	93,938	—	93,938
Total	$—	$—	$9,737,000	$93,938	$9,737,000	$93,938
ProFund VP Falling U.S. Dollar
Repurchase Agreements	$—	$—	$529,000	$—	$529,000	$—
Forward Currency Contracts	—	—	—	1,948	—	1,948
Total	$—	$—	$529,000	$1,948	$529,000	$1,948
ProFund VP Government Money Market
U.S. Treasury Obligation	$—	$—	$24,830,642	$—	$24,830,642	$—
Repurchase Agreements	—	—	186,906,000	—	186,906,000	—
Total	$—	$—	$211,736,642	$—	$211,736,642	$—

^                   Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These instruments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

*                  Chelsea Therapeutics International, Ltd. contingent rights was valued at $0 and categorized as Level 2 within the fair value hierarchy.

**            Ferroglobe Representation and Warranty Insurance Trust was valued at $0 and categorized as Level 2 within the fair value hierarchy.

June 30, 2017 (unaudited) :: Notes to Financial Statements :: 327

4. Fees and Transactions with Affiliates and Other Parties

The ProFunds VP have entered into an Investment Advisory Agreement with the Advisor. Under this agreement, the ProFunds VP (excluding ProFund VP U.S. Government Plus) each pay the Advisor a fee at an annualized rate of 0.75% of the average daily net assets of each respective ProFund VP. The ProFund VP U.S. Government Plus pays the Advisor a fee at an annualized rate of 0.50% of its average daily net assets.

In addition, subject to the condition that the aggregate daily net assets of the Trust and Access One Trust be equal to or greater than $10 billion, the Advisor has agreed to the following fee reductions with respect to each individual ProFund VP: 0.025% of the ProFund VP’s daily net assets in excess of $500 million to $1 billion, 0.05% of the ProFund VP’s daily net assets in excess of $1 billion to $2 billion, and 0.075% of the ProFund VP’s net assets in excess of $2 billion. During the period ended June 30, 2017, no Fund’s annual investment advisory fee was subject to such reductions.

Citi Fund Services Ohio, Inc. (“Citi”), acts as the Trust’s administrator (the “Administrator”). For its services as Administrator, the Trust pays Citi an annual fee based on the Trust’s and Access One Trust’s aggregate average net assets at a tier rate ranging from 0.00375% to 0.05%, and a base fee for certain filings. Administration fees also include additional fees paid to Citi by the Trust for additional services provided, including support of the Trust’s compliance program.

Citi also acts as fund accounting agent for the Trust. For these services, the Trust pays Citi an annual fee based on the Trust’s and Access One Trust’s aggregate average net assets at a tier rate ranging from 0.00375% to 0.03%, a base fee, and reimbursement of certain expenses.

FIS Investor Services LLC (“FIS”) acts as transfer agent for the Trust. For these services, the Trust pays FIS a base fee, service charges, fees based on the number of VP Funds, and reimbursement of certain expenses.

ProFunds Distributors, Inc. (the “Distributor”), a wholly owned subsidiary of the Advisor, serves as the Trust’s distributor. Under a Distribution and Shareholder Services Plan, adopted by the Trust’s Board of Trustees pursuant to Rule 12b-1 under the 1940 Act, each ProFund VP may pay financial intermediaries such as broker-dealers, insurance companies and the Distributor up to 0.25%, on an annualized basis, of the average daily net assets as compensation for the distribution-related activities and/or shareholder services. Throughout the period ended June 30, 2017, the distribution fees of ProFund VP Government Money Market were suspended to maintain a more competitive net yield. If ProFund VP Government Money Market had paid an amount equal to 0.25% of its average daily net assets, the Distribution Fees would have been $235,925 for the period ended June 30, 2017.

The Advisor, pursuant to a separate Management Services Agreement, performs certain client support services and other administrative services on behalf of the ProFunds VP. For these services, each ProFund VP pays the Advisor a fee at the annual rate of 0.10% of its average daily net assets.

The Trust, on behalf of the ProFunds VP, has entered into an administrative services agreement with certain insurance companies, pursuant to which the insurance companies will provide administrative services with respect to the ProFunds VP. For these services, the ProFunds VP may pay the insurance companies administrative services fees at an annual rate of up to 0.35% of their average daily net assets as reflected on the Statement of Operations as “Administrative services fees.” Throughout the period ended June 30, 2017, the administrative services fees of ProFund VP Government Money Market were suspended to maintain a more competitive net yield. If ProFund VP Government Money Market had paid an amount equal to the full amount per the administrative services agreements, the administrative services fees would have been $78,800 for the period ended June 30, 2017.

Certain Officers and a Trustee of the Trust are affiliated with the Advisor or the Administrator. Except as noted below with respect to the Trust’s Chief Compliance Officer, such Officers and Trustee receive no compensation from the ProFunds VP for serving in their respective roles. Prior to January 1, 2017, the Trust, together with affiliated Trusts, paid each Independent Trustee compensation for his services at the annual rate of $155,000. Independent Trustees also received $7,500 for attending each regular quarterly in-person meeting, $3,000 for attending each special in-person meeting and $3,000 for attending each telephonic meeting. Effective January 1, 2017, the Trust, together with affiliated Trusts, pays each Independent Trustee compensation for his services at an annual rate of $185,000. Independent Trustees also receive $10,000 for attending each regular quarterly in-person meeting, $3,000 for attending each special in-person meeting, and $3,000 for attending each telephonic meeting. During the period ended June 30, 2017, actual Trustee compensation was $346,500 in aggregate from the Trust and affiliated trusts. There are certain employees of the Advisor, such as the Trust’s Chief Compliance Officer and staff who administer the Trust’s compliance program, in which the ProFunds VP reimburse the Advisor for their related compensation and certain other expenses incurred as reflected on the Statement of Operations as “Compliance services fees.”

The Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses of the ProFunds VP in order to limit the annual operating expenses (exclusive of brokerage costs, interest, taxes, dividends (including dividend expenses on securities sold short), litigation, indemnification, and extraordinary expenses as determined under GAAP) to an annualized rate of 1.35% of the average daily net assets of ProFund VP Government Money Market, 1.38% of the average daily net assets of ProFund VP U.S. Government Plus and 1.68% of the average daily net assets of each other ProFund VP. These expense limitations remain in effect until at least April 30, 2018.

The Advisor may recoup the advisory and management services fees contractually waived or limited and other expenses reimbursed by it within three years from the expense limit period in which they were taken. Such repayments shall be made monthly, but only to the extent that such repayments would not cause annualized operating expenses of the ProFund VP to exceed the expense limit in effect at the time of the waiver, and the expense limit in effect at the time of the recoupment. Any amounts

328 :: Notes to Financial Statements :: June 30, 2017 (unaudited)

recouped by the Advisor during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reduced by the Advisor.” As of June 30, 2017, the recoupments that may potentially be made by the ProFunds VP are as follows:

	Expires 4/30/18	Expires 4/30/19	Expires 4/30/20	Expires 4/30/21	Total
ProFund VP Bull	$—	$89,854	$—	$—	$89,854
ProFund VP Small-Cap	10,296	25,619	—	1,462	37,377
ProFund VP NASDAQ-100	19,368	73,762	—	691	93,821
ProFund VP Large-Cap Value	22,534	1,648	1,471	334	25,987
ProFund VP Large-Cap Growth	9,311	3,388	—	322	13,021
ProFund VP Mid-Cap Value	30,334	1,935	—	1,125	33,394
ProFund VP Mid-Cap Growth	25,201	6,153	2,261	880	34,495
ProFund VP Small-Cap Value	37,287	2,880	25,332	—	65,499
ProFund VP Small-Cap Growth	17,064	9,497	—	—	26,561
ProFund VP Asia 30	7,353	64,209	—	—	71,562
ProFund VP Europe 30	—	45,434	—	6,034	51,468
ProFund VP International	—	7,832	—	—	7,832
ProFund VP Emerging Markets	18,729	21,560	4,401	1,643	46,333
ProFund VP Japan	1,535	2,471	—	—	4,006
ProFund VP UltraMid-Cap	7,752	—	—	—	7,752
ProFund VP UltraSmall-Cap	5,494	44,693	—	1,415	51,602
ProFund VP UltraNASDAQ-100	—	46,394	—	—	46,394
ProFund VP Bear	7,741	—	—	201	7,942
ProFund VP Short Mid-Cap	6,560	—	—	—	6,560
ProFund VP Short Small-Cap	8,432	899	1,057	255	10,643
ProFund VP Short Dow 30	6,283	572	43	16	6,914
ProFund VP Short NASDAQ-100	9,587	2,414	227	355	12,583
ProFund VP Short International	4,996	—	—	—	4,996
ProFund VP Short Emerging Markets	5,462	—	—	—	5,462
ProFund VP UltraShort Dow 30	7,090	—	—	—	7,090
ProFund VP UltraShort NASDAQ-100	5,710	—	—	—	5,710
ProFund VP Banks	8,172	—	—	122	8,294
ProFund VP Basic Materials	9,315	24,442	—	—	33,757
ProFund VP Consumer Goods	8,669	433	—	—	9,102
ProFund VP Consumer Services	—	35,995	—	—	35,995
ProFund VP Financials	13,804	29,633	—	426	43,863
ProFund VP Industrials	1,769	9,657	—	209	11,635
ProFund VP Oil & Gas	50,670	4,091	7,877	2,245	64,883
ProFund VP Pharmaceuticals	—	26,359	—	—	26,359
ProFund VP Precious Metals	24,566	25,204	2,783	1,401	53,954
ProFund VP Real Estate	7,562	3,646	—	—	11,208
ProFund VP Semiconductor	—	—	—	56	56
ProFund VP Telecommunications	8,736	13,684	—	203	22,623
ProFund VP Utilities	30,103	23,509	13,908	3,127	70,647
ProFund VP U.S. Government Plus	22,544	26,154	8,861	2,149	59,708
ProFund VP Rising Rates Opportunity	—	—	—	451	451
ProFund VP Falling U.S. Dollar	2,466	1,096	22,900	2,088	28,550

The Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses of ProFund VP Government Money Market through April 30, 2018 to the extent necessary to maintain a certain minimum net yield as determined by the Advisor.

The Advisor may recoup the advisory and management services fees contractually waived or limited and other expenses reimbursed by it within three years from the minimum yield limit period in which they were taken. Such repayments shall be made monthly, but only to the extent that such repayments would not cause the ProFund VP Government Money Market’s net yield to fall below the highest previously determined minimum yield and such recoupment would not be subject to the contractual operating expense limit in effect at the time of such recoupment. Any amounts recouped by the Advisor during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reduced by the Advisor.” As of June 30, 2017, the recoupments that may potentially be made by ProFund VP Government Money Market are as follows:

	Expires 4/30/18	Expires 4/30/19	Expires 4/30/20	Expires 4/30/21	Total
ProFund VP Government Money Market	$2,189,720	$2,200,194	$1,401,913	$115,130	$5,906,957

The ProFunds VP are permitted to purchase and sell securities (“cross trade”) from and to other funds within the Trust pursuant to “Cross-Trading” Procedures adopted by the Trust’s Board of Trustees. These procedures have been designed to ensure that any cross

June 30, 2017 (unaudited) :: Notes to Financial Statements :: 329 trade of securities by the respective ProFund VP from or to another fund that is or could be considered an affiliate of the ProFund VP under certain limited circumstances by virtue of having a common investment adviser, common Officer, or common Trustee complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each cross trade is effected at the current market price to save costs where allowed. Pursuant to these procedures, for the period ended June 30, 2017, the ProFunds VP engaged in the following cross trades, which resulted in the following net realized gains (losses):

	Purchases	Sales	Net Realized Gains (Losses)
ProFund VP Large-Cap Value	$1,893,110	$271,720	$1,985
ProFund VP Large-Cap Growth	1,402,513	1,769,480	82,116
ProFund VP Mid-Cap Value	1,067,707	2,701,659	89,621
ProFund VP Mid-Cap Growth	648,226	658,688	(2,478)
ProFund VP Small-Cap Value	1,881,837	3,485,466	(36,707)
ProFund VP Small-Cap Growth	2,434,549	1,657,329	(38,481)
ProFund VP UltraBull	3,286,559	—	—
ProFund VP UltraMid-Cap	3,721,813	—	—
ProFund VP UltraSmall-Cap	—	1,019,256	221,601

5. Securities Transactions

The cost of security purchases and the proceeds from the sale of securities (excluding securities maturing less than one year from acquisition) during the period ended June 30, 2017 were as follows:

	Purchases	Sales
ProFund VP Bull	$668,579	$733,101
ProFund VP Small-Cap	655,279	914,267
ProFund VP NASDAQ-100	745,071	849,795
ProFund VP Large-Cap Value	6,160,753	12,144,886
ProFund VP Large-Cap Growth	36,495,979	32,738,505
ProFund VP Mid-Cap Value	4,874,828	18,440,395
ProFund VP Mid-Cap Growth	7,349,284	8,063,313
ProFund VP Small-Cap Value	12,465,100	31,642,677
ProFund VP Small-Cap Growth	18,471,162	20,249,986
ProFund VP Asia 30	10,137,106	8,888,980
ProFund VP Europe 30	26,375,378	22,336,544
ProFund VP Emerging Markets	12,643,298	6,865,751
ProFund VP UltraBull	179,167,477	195,954,302
ProFund VP UltraMid-Cap	42,874,901	52,671,880
ProFund VP UltraSmall-Cap	1,206,931	2,745,659
ProFund VP UltraNASDAQ-100	13,673,925	1,145,542
ProFund VP Banks	18,906,244	21,359,859
ProFund VP Basic Materials	13,472,293	16,028,132
ProFund VP Biotechnology	45,467,535	44,373,865
ProFund VP Consumer Goods	11,797,203	9,670,742
ProFund VP Consumer Services	10,201,746	10,282,097
ProFund VP Financials	10,308,352	17,504,039
ProFund VP Health Care	10,805,132	13,320,338
ProFund VP Industrials	8,193,879	19,984,881
ProFund VP Internet	9,965,659	9,132,766
ProFund VP Oil & Gas	11,160,317	17,980,006
ProFund VP Pharmaceuticals	20,250,413	22,012,089
ProFund VP Real Estate	7,756,774	8,262,168
ProFund VP Semiconductor	11,882,241	11,159,088
ProFund VP Technology	16,388,172	6,781,746
ProFund VP Telecommunications	23,601,862	25,112,742
ProFund VP Utilities	9,322,672	9,637,080

The cost of U.S. government security purchases and the proceeds from the sale of U.S. government securities (excluding securities maturing less than one year from acquisition) during the period ended June 30, 2017 were as follows:

	Purchases	Sales
ProFund VP U.S. Government Plus	$23,207,250	$23,188,453

330 :: Notes to Financial Statements :: June 30, 2017 (unaudited)

6. Investment Risks

Some risks apply to all ProFunds VP, while others are specific to the investment strategy of certain ProFunds VP. Each ProFund VP may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the ProFunds VP.

Risks Associated with the Use of Derivatives

Certain ProFunds VP obtain investment exposure through derivatives (i.e., swap agreements, futures contracts and forward contracts), which may be considered aggressive and may expose a ProFund VP to risks different from, or possibly greater than, the risks associated with investing directly in the reference asset(s) underlying a derivative (e.g., the securities contained in a ProFund VP’s benchmark), including: 1) the risk that there may be imperfect correlation between the price of the financial instruments and movements in the prices of the reference asset(s); 2) the risk that an instrument is temporarily mispriced; 3) credit or counterparty risk on the amount each ProFund VP expects to receive from a counterparty; 4) the risk that securities prices, interest rates and currency markets will move adversely and a ProFund VP will incur significant losses; 5) the risk that the cost of holding a financial instrument might exceed its total return; and 6) the possible absence of a liquid secondary market for a particular instrument and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to adjust a ProFund VP’s position in a particular instrument when desired. When a ProFund VP uses derivatives, there may be imperfect correlation between the value of the reference asset(s) underlying the derivative (e.g., the securities in an index) and the derivative, which may prevent the ProFund VP from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives may also expose a ProFund VP to losses in excess of those amounts initially invested. In addition, a ProFund VP may use a combination of swaps on an underlying benchmark and swaps on an ETF that is designed to track the performance of that benchmark. The performance of an ETF may not track the performance of its underlying benchmark due to embedded costs and other factors. Thus, to the extent a ProFund VP invests in swaps that use an ETF as the reference asset, the ProFund VP may be subject to greater correlation risk and may not achieve as high a degree of correlation with its benchmark as it would if the ProFund VP only used swaps on the underlying benchmark.Moreover, with respect to the use of swap agreements, if a reference asset has a dramatic intraday move that causes a material decline in a ProFund VP’s net assets, the terms of a swap agreement between the ProFund VP and its counterparty may permit the counterparty to immediately close out the transaction with the ProFund VP. In that event, the ProFund VP may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the ProFund VP’s investment objective. This, in turn, may prevent the ProFund VP from achieving its investment objective, even if the reference asset reverses all or a portion of its intraday move by the end of the day. Any costs associated with using derivatives will also have the effect of lowering the ProFund VP’s return.

Compounding Risk

Certain ProFunds VP are “geared” funds (“Geared Funds”) in the sense that each has an investment objective to match a multiple, the inverse, or an inverse multiple of the performance of a benchmark on a single day. These Geared Funds are subject to all of the correlation risks described below. In addition, because these ProFunds VP have a single day investment objective, for periods greater than one day, the effect of compounding may cause the performance of a ProFund VP to vary from the benchmark performance (or the inverse of the benchmark performance) times the stated multiple in the ProFund VP objective, as applicable, before accounting for fees and ProFund VP expenses. As explained in greater detail in their Prospectuses, as a result of compounding, Geared Funds are unlikely to provide a simple multiple (e.g. -1x, 2x, or -2x) of a benchmark’s return over periods longer than a single day.

Leverage Risk

Certain ProFunds VP utilize leverage (i.e., obtain investment exposure in excess of their assets) in seeking to achieve their investment objective and will lose more money in market environments adverse to their daily objective than similar funds that do not employ leverage.

Because the ProFunds VP that utilize leverage include either multipliers of 2x or 1.25x (or sometimes the inverse thereof), a single day adverse price movement of more than 50% or 80%, respectively, in a relevant benchmark, could result in the total loss of an investor’s investment.

Active Investor Risk

Each ProFund VP permits short-term trading of its securities. In addition, the Advisor expects a significant portion of the assets invested in the ProFund VP to come from professional money managers and investors who use the ProFund VP as part of active trading or tactical asset allocation strategies. These strategies often call for frequent trading to take advantage of anticipated changes in market conditions, which could increase portfolio turnover, and may result in additional costs for the ProFund VP. In addition, large movements of assets into and out of the ProFund VP may have a negative impact on the ProFund VP’s ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, the ProFund VP’s expense ratio may vary from current estimates or the historical ratio disclosed in the ProFund VP’s prospectus.

Concentration Risk

Concentration risk results from maintaining concentrated exposure to certain types of issuers, industries, market sectors, countries or geographical regions. A ProFund VP that concentrates its investments will be more susceptible to risks associated with that concentration. With respect to the Sector ProFunds VP, a ProFund VP may have significant exposure to an individual industry that constitutes a significant portion of that ProFund VP’s benchmark. Such a ProFund VP will be more susceptible to the risks associated with that specific industry, which may be different from the risks generally associated with other benchmarks. Each ProFund VP will concentrate its investments in a particular industry or group of industries to approximately the same extent as its benchmark, up to the extent permitted by applicable regulatory guidance. Additionally, certain ProFunds VP that focus their investments in particular countries or geographic regions may be particularly susceptible to economic, political or regulatory events

June 30, 2017 (unaudited) :: Notes to Financial Statements :: 331 affecting those countries or regions. These ProFunds VP may be more volatile than a more geographically diversified ProFund VP. The Schedule of Portfolio Investments includes information on each ProFund VP’s holdings, including industry and/or geographical composition, as relevant.

Correlation Risk

There is no guarantee that a ProFund VP will achieve a high degree of correlation with its benchmark. Failure to achieve a high degree of correlation may prevent a ProFund VP from achieving its investment objective, and the percentage change of the ProFund VP’s net asset value (“NAV”) each day may differ, perhaps significantly, from the percentage change of the ProFund VP’s benchmark on such day. This may be due, among other reasons, to the impact of a limited trading market in the underlying component securities on the calculation of the benchmark.

A number of other factors may adversely affect a ProFund VP’s correlation with its benchmark, including material over- or underexposure, fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which a ProFund VP invests. A ProFund VP may not have investment exposure to all securities in its benchmark, or its weighting of investment exposure to stocks or industries may be different from that of the benchmark. In addition, a ProFund VP may invest in securities not included in the benchmark or in financial instruments. Each ProFund VP may take or refrain from taking positions in order to improve tax efficiency or comply with regulatory restrictions, either of which may negatively affect the ProFund VP’s correlation with its benchmark. A ProFund VP may also be subject to large movements of assets into and out of the ProFund VP, potentially resulting in the ProFund VP being over- or underexposed to its benchmark, and may be impacted by index reconstitutions and index rebalancing events. Additionally, a ProFund VP’s underlying holdings or reference assets may trade on markets that may or may not be open on the same day as the ProFund VP. Each ProFund VP (other than the Classic ProFunds VP, the Sector ProFunds VP, ProFund VP Falling U.S. Dollar and ProFund VP Government Money Market) seeks to rebalance its portfolio daily to keep its leveraged, inverse or inverse leveraged exposure to the benchmark consistent with its investment objective. Any of these factors could decrease correlation between the performance of a ProFund VP and may hinder a ProFund VP’s ability to meet its investment objective on or around that day.

Counterparty Risk

Certain ProFunds VP will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount they expect to receive from counterparties to financial instruments and repurchase agreements entered into by the ProFunds VP. Each ProFund VP generally structures the agreement such that either party can terminate the contract without penalty prior to the termination date. A ProFund VP may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations under such an agreement. A ProFund VP may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding and a ProFund VP may obtain only limited recovery or may obtain no recovery in such circumstances.

The ProFunds VP typically enter into transactions with counterparties whose credit rating at the time of the transaction is investment grade, as determined by a nationally recognized statistical rating organization, or, if unrated, judged by the Advisor to be of comparable quality. These are usually major, global financial institutions. Although the counterparty to an exchange-traded futures contract is often backed by a futures commission merchant (“FCM”) or clearing organization that is further backed by a group of financial institutions, there may be instances in which the FCM or the clearing organization could fail to perform its obligations, causing significant losses to the ProFund VP. For example, a ProFund VP could lose margin payments it has deposited with a clearing organization as well as gains owed but not paid to the ProFund VP if the clearing organization becomes insolvent or otherwise fails to perform its obligations. Under current CFTC regulations, a FCM maintains customers’ assets in a bulk segregated account. If a FCM fails to do so, or is unable to satisfy a substantial deficit in a customer account, its other customers may be subject to risk of loss of their funds in the event of that FCM’s bankruptcy. In that event, in the case of futures, the FCM’s customers are entitled to recover, even in respect of property specifically traceable to them, only a proportional share of all property available for distribution to all of that FCM’s customers.

Debt Instruments Risk

The ProFunds VP may invest in, or seek exposure to, debt instruments. Debt instruments may have varying levels of sensitivity to changes in interest rates and other factors. Typically, the price of outstanding debt instruments falls when interest rates rise. Without taking into account other factors, the prices of debt instruments with longer maturities may fluctuate more in response to interest rate changes than those of debt instruments with shorter maturities. In addition, changes in the credit quality of the issuer of a debt instrument (including a default) can also affect the price of a debt instrument. Many types of debt instruments are subject to prepayment risk, which is the risk that the issuer of the security will repay principal (in part or in whole) prior to the maturity date. Debt instruments allowing prepayment may offer less potential for gains during a period of declining interest rates, as a ProFund VP may be required to reinvest the proceeds received at lower interest rates. These factors may cause the value of an investment in the ProFund VP to change. Also, the securities of certain U.S. government agencies, authorities or instrumentalities are neither issued by nor guaranteed as to principal and interest by the U.S. government, and may be exposed to more credit risk than those issued by and guaranteed as to principal and interest by the U.S. government. All U.S. government securities are subject to credit risk. It is possible that the U.S. government may not be able to meet its financial obligations or that securities issued by the U.S. government may experience credit downgrades. Such a credit event may also adversely impact the financial markets. Certain ProFunds VP are inversely correlated to bond prices and will typically respond differently to the above factors than would a ProFund VP positively correlated to bond prices.

332 :: Notes to Financial Statements :: June 30, 2017 (unaudited)

Index Performance Risk

Certain ProFunds VP will be subject to index performance risk. There is no guarantee or assurance that the methodology used to create the Index will result in the ProFund VP achieving high, or even positive, returns. The Index may underperform, and the ProFund VP could lose value, while other indices or measures of market performance increase in value.

Liquidity Risk

In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which a ProFund VP invests, the ProFunds VP might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of the Advisor. Markets for the securities or financial instruments in which a ProFund VP invests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain securities would likely reduce the liquidity of those securities. These situations may prevent a ProFund VP from limiting losses, realizing gains, or from achieving a high correlation (or inverse correlation) with its underlying benchmark.

7. Federal Income Tax Information

The tax character of distributions paid to shareholders during the most recent tax year ended December 31, 2016 was as follows:

	Year Ended December 31, 2016
	Distributions Paid from Ordinary Income	Distributions Paid from Net Long-Term Capital Gains	Tax Return of Capital	Total Distributions Paid
ProFund VP Bull	$—	$1,524,167	$—	$1,524,167
ProFund VP Mid-Cap	423,316	—	—	423,316
ProFund VP NASDAQ-100	8,457	2,035,651	—	2,044,108
ProFund VP Large-Cap Value	209,634	—	—	209,634
ProFund VP Large-Cap Growth	128,329	2,023,666	—	2,151,995
ProFund VP Mid-Cap Value	38,596	338,468	—	377,064
ProFund VP Mid-Cap Growth	—	1,189,519	—	1,189,519
ProFund VP Small-Cap Growth	—	1,537,673	—	1,537,673
ProFund VP Asia 30	266,697	—	—	266,697
ProFund VP Europe 30	732,859	—	—	732,859
ProFund VP Emerging Markets	40,208	—	—	40,208
ProFund VP UltraBull	2,182,819	454,108	—	2,636,927
ProFund VP UltraNASDAQ-100	2,777,765	2,337,482	—	5,115,247
ProFund VP Short Mid-Cap	55,814	—	—	55,814
ProFund VP Short Dow 30	890	—	—	890
ProFund VP Banks	15,144	—	—	15,144
ProFund VP Basic Materials	88,517	—	—	88,517
ProFund VP Biotechnology	131,943	783,136	—	915,079
ProFund VP Consumer Goods	253,585	—	—	253,585
ProFund VP Consumer Services	—	285,132	—	285,132
ProFund VP Financials	105,552	—	—	105,552
ProFund VP Industrials	35,290	—	—	35,290
ProFund VP Internet	23,668	814,534	—	838,202
ProFund VP Oil & Gas	645,267	—	—	645,267
ProFund VP Pharmaceuticals	219,393	1,335,279	—	1,554,672
ProFund VP Real Estate	310,452	—	—	310,452
ProFund VP Semiconductor	6,863	—	—	6,863
ProFund VP Telecommunications	294,752	—	—	294,752
ProFund VP Utilities	750,145	1,400,502	—	2,150,647
ProFund VP Government Money Market	41,087	—	—	41,087

As of the most recent tax year ended December 31, 2016, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Deficit)
ProFund VP Bull	$670,128	$1,571,898	$—	$—	$21,509,603	$23,751,629
ProFund VP Mid-Cap	3,354,990	405,825	—	(114,099)	(203,511)	3,443,205
ProFund VP Small-Cap	1,191,890	303,570	—	—	1,090,496	2,585,956
ProFund VP Dow 30	90,714	13,821	—	(1,655,841)	(16,353)	(1,567,659)

June 30, 2017 (unaudited) :: Notes to Financial Statements :: 333

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Deficit)
ProFund VP NASDAQ-100	$—	$282,340	$—	$—	$20,517,727	$20,800,067
ProFund VP Large-Cap Value	202,731	—	—	(1,414,800)	3,191,165	1,979,096
ProFund VP Large-Cap Growth	3,358	1,214,544	—	—	10,621,405	11,839,307
ProFund VP Mid-Cap Value	486,268	588,014	—	—	2,450,525	3,524,807
ProFund VP Mid-Cap Growth	—	1,999,605	—	—	5,046,139	7,045,744
ProFund VP Small-Cap Value	4,544	207,372	—	(1,157,255)	3,720,477	2,775,138
ProFund VP Small-Cap Growth	64,476	2,052,607	—	—	6,366,938	8,484,021
ProFund VP Asia 30	—	1,099,295	—	—	4,010,242	5,109,537
ProFund VP Europe 30	625,698	—	—	(4,890,302)	(1,447,027)	(5,711,631)
ProFund VP International	—	—	—	(2,444,751)	12,494	(2,432,257)
ProFund VP Emerging Markets	17,624	—	—	(7,436,992)	1,255,779	(6,163,589)
ProFund VP Japan	—	—	—	(2,709,581)	—	(2,709,581)
ProFund VP UltraBull	4,096,021	123,222	—	—	3,069,931	7,289,174
ProFund VP UltraMid-Cap	1,540,830	348,061	—	—	3,340,247	5,229,138
ProFund VP UltraSmall-Cap	1,623,027	623,064	—	—	2,797,205	5,043,296
ProFund VP UltraNASDAQ-100	2,172,630	410,881	—	—	19,402,692	21,986,203
ProFund VP Bear	—	—	—	(17,957,045)	65,768	(17,891,277)
ProFund VP Short Mid-Cap	4,599	—	—	(2,232,076)	(3,050)	(2,230,527)
ProFund VP Short Small-Cap	—	—	—	(4,676,435)	26,716	(4,649,719)
ProFund VP Short Dow 30	—	—	—	(48,131)	205	(47,926)
ProFund VP Short NASDAQ-100	—	—	—	(10,630,261)	68,235	(10,562,026)
ProFund VP Short International	—	—	—	(1,672,803)	(2,520)	(1,675,323)
ProFund VP Short Emerging Markets	—	—	—	(1,390,380)	2,341	(1,388,039)
ProFund VP UltraShort Dow 30	—	—	—	(852,066)	171	(851,895)
ProFund VP UltraShort NASDAQ-100	—	—	—	(4,985,726)	27,159	(4,958,567)
ProFund VP Banks	29,961	—	—	(14,495,989)	1,391,843	(13,074,185)
ProFund VP Basic Materials	103,682	—	—	(3,157,318)	5,647,164	2,593,528
ProFund VP Biotechnology	—	—	—	(1,460,281)	13,830,673	12,370,392
ProFund VP Consumer Goods	195,596	204,579	—	—	8,984,059	9,384,234
ProFund VP Consumer Services	—	—	—	(62,733)	13,382,492	13,319,759
ProFund VP Financials	166,544	—	—	(4,011,824)	9,787,092	5,941,812
ProFund VP Health Care	—	3,653,870	—	—	25,672,391	29,326,261
ProFund VP Industrials	61,393	—	—	(674,573)	5,520,317	4,907,137
ProFund VP Internet	—	—	—	(87,129)	5,193,071	5,105,942
ProFund VP Oil & Gas	509,953	—	—	(2,253,318)	21,442,324	19,698,959
ProFund VP Pharmaceuticals	184,347	82,163	—	(962,028)	2,998,664	2,303,146
ProFund VP Precious Metals	—	—	—	(68,334,414)	27,550	(68,306,864)
ProFund VP Real Estate	88,314	695,383	—	—	5,317,488	6,101,185
ProFund VP Semiconductor	23,678	—	—	—	1,456,688	1,480,366
ProFund VP Technology	17,945	—	—	(404,218)	10,659,061	10,272,788
ProFund VP Telecommunications	1,006,175	—	—	(199,568)	1,561,056	2,367,663
ProFund VP Utilities	1,110,077	1,104,900	—	—	17,015,806	19,230,783
ProFund VP U.S. Government Plus	—	—	—	(11,083,208)	(122,642)	(11,205,850)
ProFund VP Rising Rates Opportunity	—	—	—	(23,406,204)	(139,863)	(23,546,067)
ProFund VP Falling U.S. Dollar	—	—	—	(237,204)	—	(237,204)
ProFund VP Government Money Market	12,521	—	—	—	(4,144)	8,377

As of the most recent tax year ended December 31, 2016, the following ProFunds VP had net capital loss carryforwards (“CLCFs”) as summarized in the tables below. CLCFs subject to expiration are applied as short-term capital loss regardless of whether the originating capital loss was short-term or long-term. CLCFs that are not subject to expiration must be utilized before those that are subject to expiration.

CLCFs subject to expiration:

	Expires 12/31/17	Expires 12/31/18	Total
ProFund VP Large-Cap Value	$1,414,800	$—	$1,414,800
ProFund VP Europe 30	2,379,334	1,215,921	3,595,255
ProFund VP Banks	6,837,887	4,222,981	11,060,868
ProFund VP Basic Materials	647,115	2,252,577	2,899,692
ProFund VP Financials	3,025,224	986,600	4,011,824
ProFund VP Industrials	674,573	—	674,573

334 :: Notes to Financial Statements :: June 30, 2017 (unaudited)

CLCFs subject to expiration that are limited annually as a result of changes in ProFund VP ownership during the year and in prior years:

	Expires 12/31/17	Expires 12/31/18	Total
ProFund VP Small-Cap Value	$909,179	$248,076	$1,157,255
ProFund VP Japan	—	484,985	484,985
ProFund VP Biotechnology	1,328,983	129,849	1,458,832
ProFund VP Pharmaceuticals	481,014	481,014	962,028
ProFund VP Telecommunications	199,568	—	199,568
ProFund VP U.S. Government Plus	8,888,004	—	8,888,004

CLCFs not subject to expiration:

	Short-Term Amount	Long-Term Amount	Total
ProFund VP Europe 30	$816,891	$478,156	$1,295,047
ProFund VP International	399,501	—	399,501
ProFund VP Emerging Markets	667,127	772,151	1,439,278
ProFund VP Japan	573,121	860,564	1,433,685
ProFund VP Bear	515,057	25,857	540,914
ProFund VP Short Small-Cap	248,554	5,825	254,379
ProFund VP Short International	188,149	—	188,149
ProFund VP Short Emerging Markets	235,348	—	235,348
ProFund VP UltraShort Dow 30	2,025	—	2,025
ProFund VP UltraShort NASDAQ-100	88,648	3,682	92,330
ProFund VP Banks	1,033,939	2,401,182	3,435,121
ProFund VP Basic Materials	—	257,626	257,626
ProFund VP Biotechnology	—	1,405	1,405
ProFund VP Consumer Services	62,733	—	62,733
ProFund VP Internet	87,129	—	87,129
ProFund VP Oil & Gas	1,027,176	1,226,142	2,253,318
ProFund VP Precious Metals	68,334,414	—	68,334,414
ProFund VP Technology	404,218	—	404,218
ProFund VP Telecommunications	—	253,535	253,535
ProFund VP U.S. Government Plus	2,195,204	—	2,195,204
ProFund VP Rising Rates Opportunity	80,666	—	80,666
ProFund VP Falling U.S. Dollar	6,766	10,150	16,916

CLCFs not subject to expiration that are limited annually as a result of changes in the ProFund VP ownership during the year and in prior years:

	Short-Term Amount	Long-Term Amount	Total
ProFund VP Mid-Cap	$114,099	$—	$114,099
ProFund VP Dow 30	1,624,346	31,495	1,655,841
ProFund VP International	2,045,250	—	2,045,250
ProFund VP Emerging Markets	2,293,899	3,703,815	5,997,714
ProFund VP Japan	319,810	471,101	790,911
ProFund VP Bear	16,398,633	1,017,498	17,416,131
ProFund VP Short Mid-Cap	2,086,211	145,865	2,232,076
ProFund VP Short Small-Cap	4,201,930	220,126	4,422,056
ProFund VP Short Dow 30	48,131	—	48,131
ProFund VP Short NASDAQ-100	10,097,581	532,680	10,630,261
ProFund VP Short International	1,484,654	—	1,484,654
ProFund VP Short Emerging Markets	1,155,032	—	1,155,032
ProFund VP UltraShort Dow 30	833,298	16,743	850,041
ProFund VP UltraShort NASDAQ-100	4,710,427	182,969	4,893,396
ProFund VP Biotechnology	—	44	44
ProFund VP Rising Rates Opportunity	23,002,626	322,912	23,325,538
ProFund VP Falling U.S. Dollar	88,116	132,172	220,288

Unused limitations accumulate and increase limited CLCFs available for use in offsetting net capital gains. The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) and any CLCFs will be determined at the end of the current tax year. The Board does not intend to authorize a distribution of any realized gain for a ProFund VP until any applicable CLCF has been offset or expires.

June 30, 2017 (unaudited) :: Notes to Financial Statements :: 335

At June 30, 2017, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

Fund Name	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
ProFund VP Bull	$50,655,692	$29,909,037	$(5,250,395)	$24,658,642
ProFund VP Mid-Cap	15,952,000	—	—	—
ProFund VP Small-Cap	12,548,686	1,615,379	(329,224)	1,286,155
ProFund VP Dow 30	4,307,000	—	—	—
ProFund VP NASDAQ-100	49,545,635	27,903,688	(2,036,228)	25,867,460
ProFund VP Large-Cap Value	16,299,068	6,958,148	(3,146,386)	3,811,762
ProFund VP Large-Cap Growth	19,852,104	14,670,146	(1,396,969)	13,273,177
ProFund VP Mid-Cap Value	14,660,520	4,851,782	(2,262,074)	2,589,708
ProFund VP Mid-Cap Growth	16,878,583	6,939,255	(1,506,110)	5,433,145
ProFund VP Small-Cap Value	23,779,060	7,089,434	(3,805,972)	3,283,462
ProFund VP Small-Cap Growth	23,913,902	7,492,109	(2,148,299)	5,343,810
ProFund VP Asia 30	20,184,594	12,295,676	(4,851,889)	7,443,787
ProFund VP Europe 30	29,882,058	8,489,467	(7,279,229)	1,210,238
ProFund VP International	11,802,000	—	—	—
ProFund VP Emerging Markets	22,502,176	5,682,629	(1,649,712)	4,032,917
ProFund VP Japan	10,277,000	—	—	—
ProFund VP UltraBull	10,532,645	5,245,838	(841,075)	4,404,763
ProFund VP UltraMid-Cap	24,690,788	6,070,862	(1,759,965)	4,310,897
ProFund VP UltraSmall-Cap	20,511,197	3,592,869	(634,279)	2,958,590
ProFund VP UltraNASDAQ-100	55,953,791	30,202,594	(1,972,440)	28,230,154
ProFund VP Bear	5,002,000	—	—	—
ProFund VP Short Mid-Cap	495,000	—	—	—
ProFund VP Short Small-Cap	2,603,000	—	—	—
ProFund VP Short Dow 30	17,000	—	—	—
ProFund VP Short NASDAQ-100	3,005,000	—	—	—
ProFund VP Short International	611,000	—	—	—
ProFund VP Short Emerging Markets	692,000	—	—	—
ProFund VP UltraShort Dow 30	11,000	—	—	—
ProFund VP UltraShort NASDAQ-100	372,000	—	—	—
ProFund VP Banks	7,178,496	4,259,457	(2,754,773)	1,504,684
ProFund VP Basic Materials	15,144,313	10,220,845	(3,310,030)	6,910,815
ProFund VP Biotechnology	29,011,721	30,555,713	(7,937,287)	22,618,426
ProFund VP Consumer Goods	10,581,911	10,852,261	(1,409,948)	9,442,313
ProFund VP Consumer Services	15,151,831	15,382,644	(1,242,484)	14,140,160
ProFund VP Financials	29,754,252	21,563,766	(9,680,825)	11,882,941
ProFund VP Health Care	22,733,208	35,278,354	(4,542,365)	30,735,989
ProFund VP Industrials	15,528,832	9,327,931	(1,748,756)	7,579,175
ProFund VP Internet	8,739,000	8,378,788	(1,454,249)	6,924,539
ProFund VP Oil & Gas	27,108,878	22,593,356	(8,629,570)	13,963,786
ProFund VP Pharmaceuticals	7,866,938	6,786,105	(2,223,577)	4,562,528
ProFund VP Precious Metals	26,151,000	—	—	—
ProFund VP Real Estate	8,154,417	7,087,622	(2,051,556)	5,036,066
ProFund VP Semiconductor	4,802,981	2,464,793	(588,913)	1,875,880
ProFund VP Technology	18,581,629	16,149,278	(2,142,336)	14,006,942
ProFund VP Telecommunications	4,210,803	1,871,336	(1,627,542)	243,794
ProFund VP Utilities	23,357,827	22,441,825	(3,274,146)	19,167,679
ProFund VP U.S. Government Plus	31,230,814	393,764	—	393,764
ProFund VP Rising Rates Opportunity	9,737,000	—	—	—
ProFund VP Falling U.S. Dollar	529,000	—	—	—
ProFund VP Government Money Market	211,736,642	—	—	—

8. Legal and Regulatory Matters

In December 2007, ProFund VP UltraMid-Cap, as a shareholder of Lyondell Chemical Company (“Lyondell”), participated in a cash out merger of Lyondell in which it received $48/share of merger consideration. Lyondell later filed for bankruptcy and two entities created by the Lyondell bankruptcy plan of reorganization have initiated lawsuits seeking to recover, or clawback, proceeds received by shareholders in the December 2007 merger based on fraudulent transfer claims.

The value of the proceeds received by the ProFund VP UltraMid-Cap is approximately $521,000. The ProFund VP cannot predict the outcome of this proceeding. The complaints, however, allege no misconduct by the ProFund VP. The ProFund VP is currently assessing the cases and has not yet determined the potential effect, if any, on its net asset value. Accordingly, no loss has been accrued in the balance sheet.

336 :: Notes to Financial Statements :: June 30, 2017 (unaudited)

9. Reverse Shares Splits

Effective December 5, 2016, the ProFund VP Japan and ProFund VP Telecommunications underwent a 1-for-4 reverse share split, the ProFund VP Bear underwent a 1-for-5 reverse share split, the ProFund VP Short Mid-Cap underwent a 1-for-8 reverse share split, and the ProFund VP Rising Rates Opportunity underwent a 1-for-10 reverse share split.

Effective October 20, 2014, the ProFund VP Short Small-Cap and ProFund VP Short NASDAQ-100 underwent a 1-for-5 reverse share split, the ProFund VP Short Dow 30 underwent a 1-for-6 reverse share split, the ProFund VP UltraShort Dow 30 underwent a 1-for-12 reverse share split, and the ProFund VP UltraShort NASDAQ-100 underwent a 1-for-14 reverse share split.

The effect of the reverse share split transactions was to divide the number of outstanding shares of the ProFunds VP by the reverse split factor, with a corresponding increase in the net asset value per share. These transactions did not change the net assets of the ProFunds VP or the value of a shareholder’s investment. The historical share transactions presented in the Statements of Changes in Net Assets and per share data presented in the Financial Highlights have been adjusted retroactively to give effect to the reverse share splits.

10. Subsequent Events

The ProFunds VP have evaluated the need for additional disclosures or adjustments resulting from subsequent events through the date these financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have a material impact on the ProFunds VP financial statements.

Expense Examples

338 :: Expense Examples (unaudited)

As a ProFund VP shareholder, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution fees; and other ProFund VP expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a ProFund VP and to compare these costs with the ongoing cost of investing in other mutual funds. Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. If these transactional costs were included, your costs would have been higher. These examples also do not reflect fees associated with insurance company or insurance contracts. If those fees were reflected, expenses would be higher. Therefore, the examples are useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different funds.

Actual Expenses

The actual examples are based on an investment of $1,000 invested at the beginning of a six-month period and held through the period ended June 30, 2017.

The columns below under the heading entitled “Actual” provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purpose

The hypothetical expense examples are based on an investment of $1,000 invested at the beginning of a six-month period and held through the period ended June 30, 2017.

The columns below under the heading entitled “Hypothetical” provide information about hypothetical account values and hypothetical expenses based on each ProFund VP’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each ProFund VP’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your ProFund VP and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

			Actual		Hypothetical (5% return before expenses)
	Annualized Expense Ratio During Period	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Expenses Paid During Period(1)	Ending Account Value 6/30/17	Expenses Paid During Period(1)
ProFund VP Bull	1.68%	$1,000.00	$1,081.70	$8.67	$1,016.46	$8.40
ProFund VP Mid-Cap	1.67%	1,000.00	1,046.70	8.47	1,016.51	8.35
ProFund VP Small-Cap	1.68%	1,000.00	1,041.00	8.50	1,016.46	8.40
ProFund VP Dow 30	1.41%	1,000.00	1,068.70	7.23	1,017.80	7.05
ProFund VP NASDAQ-100	1.68%	1,000.00	1,156.20	8.98	1,016.46	8.40
ProFund VP Large-Cap Value	1.68%	1,000.00	1,039.70	8.50	1,016.46	8.40
ProFund VP Large-Cap Growth	1.68%	1,000.00	1,124.40	8.85	1,016.46	8.40
ProFund VP Mid-Cap Value	1.68%	1,000.00	1,025.30	8.44	1,016.46	8.40
ProFund VP Mid-Cap Growth	1.68%	1,000.00	1,078.00	8.66	1,016.46	8.40
ProFund VP Small-Cap Value	1.68%	1,000.00	1,000.90	8.33	1,016.46	8.40
ProFund VP Small-Cap Growth	1.68%	1,000.00	1,037.50	8.49	1,016.46	8.40
ProFund VP Asia 30	1.68%	1,000.00	1,172.00	9.05	1,016.46	8.40
ProFund VP Europe 30	1.68%	1,000.00	1,132.00	8.88	1,016.46	8.40
ProFund VP International	1.68%	1,000.00	1,130.30	8.87	1,016.46	8.40
ProFund VP Emerging Markets	1.68%	1,000.00	1,186.00	9.11	1,016.46	8.40
ProFund VP Japan	1.68%	1,000.00	1,048.50	8.53	1,016.46	8.40
ProFund VP UltraBull	1.62%	1,000.00	1,162.50	8.69	1,016.76	8.10
ProFund VP UltraMid-Cap	1.68%	1,000.00	1,096.20	8.73	1,016.46	8.40
ProFund VP UltraSmall-Cap	1.68%	1,000.00	1,075.40	8.65	1,016.46	8.40
ProFund VP UltraNASDAQ-100	1.68%	1,000.00	1,330.70	9.71	1,016.46	8.40
ProFund VP Bear	1.68%	1,000.00	912.90	7.97	1,016.46	8.40
ProFund VP Short Mid-Cap	1.57%	1,000.00	935.80	7.54	1,017.01	7.85
ProFund VP Short Small-Cap	1.68%	1,000.00	940.60	8.08	1,016.46	8.40
ProFund VP Short Dow 30	1.68%	1,000.00	912.40	7.99	1,016.46	8.40
ProFund VP Short NASDAQ-100	1.68%	1,000.00	852.80	7.72	1,016.46	8.40
ProFund VP Short International	1.68%	1,000.00	867.20	7.78	1,016.46	8.40
ProFund VP Short Emerging Markets	1.68%	1,000.00	824.00	7.60	1,016.46	8.40
ProFund VP UltraShort Dow 30	1.68%	1,000.00	826.00	7.61	1,016.46	8.40
ProFund VP UltraShort NASDAQ-100	1.68%	1,000.00	722.60	7.18	1,016.46	8.40
ProFund VP Banks	1.68%	1,000.00	1,043.80	8.51	1,016.46	8.40

Expense Examples (unaudited) :: 339

			Actual		Hypothetical (5% return before expenses)
	Annualized Expense Ratio During Period	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Expenses Paid During Period(1)	Ending Account Value 6/30/17	Expenses Paid During Period(1)
ProFund VP Basic Materials	1.68%	$1,000.00	$1,077.10	$8.65	$1,016.46	$8.40
ProFund VP Biotechnology	1.57%	1,000.00	1,151.10	8.40	1,017.06	7.87
ProFund VP Consumer Goods	1.68%	1,000.00	1,102.90	8.76	1,016.46	8.40
ProFund VP Consumer Services	1.68%	1,000.00	1,085.30	8.69	1,016.46	8.40
ProFund VP Financials	1.68%	1,000.00	1,062.40	8.59	1,016.46	8.40
ProFund VP Health Care	1.67%	1,000.00	1,153.60	8.92	1,016.51	8.35
ProFund VP Industrials	1.68%	1,000.00	1,092.70	8.72	1,016.46	8.40
ProFund VP Internet	1.65%	1,000.00	1,180.30	8.92	1,016.61	8.25
ProFund VP Oil & Gas	1.68%	1,000.00	858.10	7.74	1,016.46	8.40
ProFund VP Pharmaceuticals	1.68%	1,000.00	1,095.70	8.73	1,016.46	8.40
ProFund VP Precious Metals	1.68%	1,000.00	1,022.40	8.42	1,016.46	8.40
ProFund VP Real Estate	1.68%	1,000.00	1,050.40	8.54	1,016.46	8.40
ProFund VP Semiconductor	1.68%	1,000.00	1,091.40	8.71	1,016.46	8.40
ProFund VP Technology	1.55%	1,000.00	1,161.90	8.33	1,017.16	7.77
ProFund VP Telecommunications	1.68%	1,000.00	891.60	7.88	1,016.46	8.40
ProFund VP Utilities	1.68%	1,000.00	1,078.50	8.66	1,016.46	8.40
ProFund VP U.S. Government Plus	1.38%	1,000.00	1,062.90	7.06	1,017.95	6.90
ProFund VP Rising Rates Opportunity	1.68%	1,000.00	922.50	8.01	1,016.46	8.40
ProFund VP Falling U.S. Dollar	1.68%	1,000.00	1,058.80	8.58	1,016.46	8.40
ProFund VP Government Money Market	0.64%	1,000.00	1,000.10	3.17	1,021.62	3.21

(1)         Expenses are equal to the average account value, multiplied by the ProFund VP’s annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

This Page Intentionally Left Blank

This Page Intentionally Left Blank

P.O. Box 182800

Columbus, OH 43218-2800

This report is submitted for the general information of the shareholders of the ProFunds VP. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. To receive the most recent month end performance information for each Fund, please call toll-free 888-776-5717.

A description of the policies and procedures that the ProFunds VP uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll-free 888-776-3637; and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the ProFund VP voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available. (i) without charge by calling toll-free 888-776-3637; (ii) on the ProFunds’ VP website at ProFunds.com; and (iii) on the Commission’s website at sec.gov.

ProFunds VP file complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holding for the Funds in this report are available without charge on the Commission’s website at sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

06/17

Item 2. Code of Ethics.

Not applicable — only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable — only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable — only for annual reports.

Item 5.   Audit Committee of Listed Registrants.

Not applicable.

Item 6.   Schedule of Investments.

(a)   Not applicable.

(b)   Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)         There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)  File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1)  Not applicable – only for annual reports.

(a)(2)  Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3)  Not applicable.

(b)  Certifications pursuant to Rule 30a-2(b) are furnished hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ProFunds

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer and Principal Financial Officer

Date	August 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Todd B. Johnson
Todd B. Johnson, President and Principal Executive Officer

Date	August 29, 2017

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer and Principal Financial Officer

Date	August 25, 2017

* Print the name and title of each signing officer under his or her signature.